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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22127

Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Balanced Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 61.7%
CONSUMER DISCRETIONARY 7.1%
Auto Components 0.9%
Delphi Automotive PLC	114,225	$8,685,669
Hotels, Restaurants & Leisure 1.3%
Aramark	110,499	3,275,190
McDonald’s Corp.	87,080	8,579,993
Total		11,855,183
Household Durables 0.2%
Mohawk Industries, Inc. (a)	11,715	2,129,670
Internet & Catalog Retail 0.7%
Priceline Group, Inc. (The) (a)	4,935	6,103,904
Media 2.1%
CBS Corp., Class B Non Voting	134,825	5,379,517
Comcast Corp., Class A	253,417	14,414,359
Total		19,793,876
Specialty Retail 1.5%
Lowe’s Companies, Inc.	152,729	10,526,083
Michaels Companies, Inc. (The) (a)	143,559	3,316,213
Total		13,842,296
Textiles, Apparel & Luxury Goods 0.4%
PVH Corp.	32,146	3,276,963
TOTAL CONSUMER DISCRETIONARY		65,687,561
CONSUMER STAPLES 5.0%
Beverages 2.0%
Diageo PLC, ADR	65,149	7,022,411
PepsiCo, Inc.	123,510	11,646,993
Total		18,669,404
Food & Staples Retailing 2.2%
CVS Health Corp.	169,145	16,319,110
Walgreens Boots Alliance, Inc.	46,360	3,852,516
Total		20,171,626
Tobacco 0.8%
Philip Morris International, Inc.	91,695	7,274,164
TOTAL CONSUMER STAPLES		46,115,194

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 4.0%
Energy Equipment & Services 0.4%
Schlumberger Ltd.	58,500	$4,034,745
Oil, Gas & Consumable Fuels 3.6%
Canadian Natural Resources Ltd.	179,835	3,497,791
Chevron Corp.	98,876	7,799,339
ConocoPhillips	76,019	3,645,871
Exxon Mobil Corp.	116,925	8,693,374
Noble Energy, Inc.	47,054	1,420,090
Range Resources Corp.	103,645	3,329,077
Williams Companies, Inc. (The)	127,634	4,703,313
Total		33,088,855
TOTAL ENERGY		37,123,600
FINANCIALS 10.9%
Banks 5.1%
Bank of America Corp.	594,048	9,255,268
Citigroup, Inc.	222,548	11,040,606
JPMorgan Chase & Co.	271,355	16,544,515
Wells Fargo & Co.	202,581	10,402,534
Total		47,242,923
Capital Markets 1.5%
Bank of New York Mellon Corp. (The)	66,506	2,603,710
BlackRock, Inc.	29,961	8,912,498
Goldman Sachs Group, Inc. (The)	13,130	2,281,469
Total		13,797,677
Consumer Finance 1.5%
American Express Co.	188,390	13,965,351
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B (a)	127,402	16,613,221
Insurance 0.8%
Aon PLC	84,201	7,461,051
Real Estate Investment Trusts (REITs) 0.2%
Rayonier, Inc.	60,830	1,342,518
TOTAL FINANCIALS		100,422,741

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 10.3%
Biotechnology 2.8%
Baxalta, Inc.	133,790	$4,215,723
Biogen, Inc. (a)	30,375	8,863,729
Celgene Corp. (a)	78,830	8,527,041
Vertex Pharmaceuticals, Inc. (a)	37,539	3,909,311
Total		25,515,804
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	218,580	8,791,288
Cooper Companies, Inc. (The)	17,615	2,622,169
Medtronic PLC	236,526	15,833,050
St. Jude Medical, Inc.	87,045	5,491,669
Zimmer Biomet Holdings, Inc.	27,415	2,575,091
Total		35,313,267
Health Care Providers & Services 2.0%
Cardinal Health, Inc.	136,229	10,465,112
CIGNA Corp.	55,595	7,506,437
Total		17,971,549
Pharmaceuticals 1.7%
Johnson & Johnson	151,006	14,096,410
Perrigo Co. PLC	11,247	1,768,816
Total		15,865,226
TOTAL HEALTH CARE		94,665,846
INDUSTRIALS 7.0%
Aerospace & Defense 1.9%
Honeywell International, Inc.	117,341	11,111,019
United Technologies Corp.	68,469	6,093,057
Total		17,204,076
Air Freight & Logistics 0.6%
FedEx Corp.	39,415	5,674,972
Building Products 0.3%
Fortune Brands Home & Security, Inc.	65,183	3,094,237
Commercial Services & Supplies 0.6%
Tyco International PLC	170,749	5,713,261
Industrial Conglomerates 1.2%
General Electric Co.	440,268	11,103,559

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 2.1%
Dun & Bradstreet Corp. (The)	34,745	$3,648,225
IHS, Inc., Class A (a)	28,481	3,303,796
Nielsen Holdings PLC	286,045	12,720,421
Total		19,672,442
Road & Rail 0.3%
Kansas City Southern	25,972	2,360,335
TOTAL INDUSTRIALS		64,822,882
INFORMATION TECHNOLOGY 14.2%
Internet Software & Services 3.6%
Alibaba Group Holding Ltd., ADR (a)	9,850	580,854
Facebook, Inc., Class A (a)	107,820	9,693,018
Google, Inc., Class A (a)	12,389	7,908,766
Google, Inc., Class C (a)	24,418	14,856,400
Total		33,039,038
IT Services 1.2%
MasterCard, Inc., Class A	128,470	11,577,716
Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A	164,962	8,483,996
Qorvo, Inc. (a)	35,910	1,617,745
Skyworks Solutions, Inc.	43,127	3,631,725
Total		13,733,466
Software 3.8%
Activision Blizzard, Inc.	362,970	11,212,143
Electronic Arts, Inc. (a)	71,028	4,812,147
Intuit, Inc.	64,125	5,691,094
Microsoft Corp.	309,928	13,717,413
Total		35,432,797
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	215,242	23,741,193
EMC Corp.	308,819	7,461,067
Hewlett-Packard Co.	244,923	6,272,478
Total		37,474,738
TOTAL INFORMATION TECHNOLOGY		131,257,755

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 0.1%
Chemicals 0.1%
LyondellBasell Industries NV, Class A	14,565	$1,214,138
TOTAL MATERIALS		1,214,138
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.8%
Verizon Communications, Inc.	370,785	16,132,855
TOTAL TELECOMMUNICATION SERVICES		16,132,855
UTILITIES 1.3%
Electric Utilities 0.9%
Duke Energy Corp.	51,515	3,705,989
Edison International	69,882	4,407,458
Total		8,113,447
Multi-Utilities 0.4%
DTE Energy Co.	47,184	3,792,178
TOTAL UTILITIES		11,905,625
Total Common Stocks (Cost: $531,156,940)		$569,348,197

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 12.0%
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc. (b)
10/07/24	3.800%	670,000	$678,063
Bombardier, Inc. (b)
03/15/25	7.500%	23,000	17,250
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	12,000	12,240
L-3 Communications Corp.
02/15/21	4.950%	700,000	742,669
Lockheed Martin Corp.
09/15/21	3.350%	765,000	792,693
TransDigm, Inc.
10/15/20	5.500%	3,000	2,859
07/15/21	7.500%	20,000	20,850
07/15/24	6.500%	35,000	32,895
TransDigm, Inc. (b)
05/15/25	6.500%	25,000	23,500
Total			2,323,019

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive 0.1%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	$30,000	$29,925
FCA US LLC/CG Co-Issuer, Inc.
06/15/21	8.250%	123,000	130,528
Ford Motor Credit Co. LLC
01/16/18	2.375%	700,000	700,784
Schaeffler Finance BV (b)
05/15/21	4.250%	65,000	62,400
Schaeffler Holding Finance BV PIK (b)
11/15/19	6.250%	27,000	28,620
Tenneco, Inc.
12/15/24	5.375%	13,000	13,341
ZF North America Capital, Inc. (b)
04/29/25	4.750%	60,000	54,975
Total			1,020,573
Banking 2.3%
Ally Financial, Inc.
01/27/19	3.500%	16,000	15,755
02/13/22	4.125%	50,000	48,188
05/19/22	4.625%	23,000	22,626
09/30/24	5.125%	63,000	62,213
03/30/25	4.625%	19,000	17,955
BB&T Corp. (c)
12/01/16	0.754%	750,000	749,824
Bank of America Corp.
01/05/21	5.875%	1,750,000	2,004,147
Barclays Bank PLC
05/15/24	3.750%	775,000	783,462
Bear Stearns Companies LLC (The)
02/01/18	7.250%	1,200,000	1,343,452
Capital One Financial Corp.
06/15/23	3.500%	1,090,000	1,080,970
Citigroup, Inc.
05/15/18	6.125%	1,470,000	1,624,842
Credit Suisse
09/09/24	3.625%	700,000	701,161
Discover Financial Services
11/21/22	3.850%	900,000	891,393
Fifth Third Bancorp
03/15/22	3.500%	575,000	586,061
Goldman Sachs Group, Inc. (The)
07/08/24	3.850%	1,850,000	1,885,846
HSBC Holdings PLC
04/05/21	5.100%	800,000	885,840
Huntington National Bank (The)
06/30/18	2.000%	955,000	957,442

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
ING Bank NV (b)(c)
03/16/18	0.886%	$900,000	$897,750
Morgan Stanley
01/25/21	5.750%	1,150,000	1,311,547
PNC Bank NA
01/30/23	2.950%	950,000	929,243
Regions Financial Corp.
05/15/18	2.000%	1,000,000	999,208
Royal Bank of Scotland Group PLC
05/28/24	5.125%	58,000	58,461
Royal Bank of Scotland PLC (The)
08/24/20	5.625%	600,000	682,028
State Street Corp.
08/18/25	3.550%	595,000	607,041
Synovus Financial Corp.
02/15/19	7.875%	42,000	46,935
U.S. Bancorp
07/15/22	2.950%	1,000,000	994,858
Wells Fargo & Co.
02/13/23	3.450%	950,000	945,549
Total			21,133,797
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp.
11/15/22	5.375%	61,000	64,660
09/15/23	4.625%	32,000	32,320
National Financial Partners Corp. (b)
07/15/21	9.000%	8,000	7,720
Total			104,700
Building Materials —%
Allegion PLC
09/15/23	5.875%	18,000	18,450
Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000	27,675
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	43,000	41,925
Beacon Roofing Supply, Inc. (b)(d)
10/01/23	6.375%	12,000	12,030
Gibraltar Industries, Inc.
02/01/21	6.250%	13,000	13,195
HD Supply, Inc.
04/15/20	11.000%	23,000	25,472
07/15/20	7.500%	77,000	80,080
HD Supply, Inc. (b)
12/15/21	5.250%	21,000	21,105
NCI Building Systems, Inc. (b)
01/15/23	8.250%	30,000	31,425

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Nortek, Inc.
04/15/21	8.500%	$34,000	$35,700
RSI Home Products, Inc. (b)
03/15/23	6.500%	16,000	16,120
USG Corp. (b)
11/01/21	5.875%	10,000	10,400
03/01/25	5.500%	4,000	3,965
Total			337,542
Cable and Satellite 0.3%
Altice US Finance I Corp. (b)
07/15/23	5.375%	21,000	20,160
Altice US Finance II Corp. (b)
07/15/25	7.750%	16,000	14,160
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	13,000	13,098
09/30/22	5.250%	20,000	18,750
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	2,000	1,844
05/01/25	5.375%	52,000	47,385
05/01/27	5.875%	22,000	20,405
CSC Holdings LLC
02/15/18	7.875%	38,000	39,995
11/15/21	6.750%	3,000	2,663
06/01/24	5.250%	34,000	26,817
Cable One, Inc. (b)
06/15/22	5.750%	14,000	13,797
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	30,000	28,237
12/15/21	5.125%	13,000	11,448
12/15/21	5.125%	9,000	7,926
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	770,000	775,017
DISH DBS Corp.
09/01/19	7.875%	44,000	46,127
03/15/23	5.000%	31,000	25,962
11/15/24	5.875%	38,000	32,276
DigitalGlobe, Inc. (b)
02/01/21	5.250%	4,000	3,790
Hughes Satellite Systems Corp.
06/15/21	7.625%	14,000	14,998
Intelsat Jackson Holdings SA
10/15/20	7.250%	40,000	36,700
04/01/21	7.500%	9,000	8,303
Intelsat Luxembourg SA
06/01/21	7.750%	21,000	13,860
06/01/23	8.125%	30,000	19,500
NBCUniversal Media LLC
04/01/41	5.950%	675,000	807,911
Neptune Finco Corp. (b)(d)
10/15/25	6.625%	52,000	52,520
10/15/25	10.875%	33,000	33,330

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	$45,000	$42,300
Unitymedia GmbH (b)
01/15/25	6.125%	31,000	30,612
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	65,000	61,100
Videotron Ltd.
07/15/22	5.000%	27,000	26,595
Videotron Ltd. (b)
06/15/24	5.375%	6,000	5,910
Virgin Media Finance PLC (b)
10/15/24	6.000%	31,000	29,837
01/15/25	5.750%	65,000	61,100
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	26,000	23,920
Total			2,418,353
Chemicals 0.3%
Angus Chemical Co. (b)
02/15/23	8.750%	29,000	29,000
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	19,000	20,069
Celanese U.S. Holdings LLC
06/15/21	5.875%	42,000	42,367
Chemours Co. LLC (The) (b)
05/15/23	6.625%	42,000	28,245
05/15/25	7.000%	22,000	14,465
Dow Chemical Co. (The)
11/01/29	7.375%	475,000	604,664
Eastman Chemical Co.
06/01/17	2.400%	400,000	405,289
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	26,000	23,140
Huntsman International LLC
11/15/20	4.875%	20,000	17,378
Huntsman International LLC (b)
11/15/22	5.125%	4,000	3,430
INEOS Group Holdings SA (b)
08/15/18	6.125%	7,000	6,598
02/15/19	5.875%	27,000	25,110
JM Huber Corp. (b)
11/01/19	9.875%	55,000	57,819
LYB International Finance BV
07/15/23	4.000%	850,000	853,951
NOVA Chemicals Corp. (b)
05/01/25	5.000%	83,000	78,020
PQ Corp. (b)
11/01/18	8.750%	134,000	134,670
Platform Specialty Products Corp. (b)
02/01/22	6.500%	61,000	52,460

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
WR Grace & Co. (b)
10/01/21	5.125%	$29,000	$28,637
10/01/24	5.625%	12,000	11,760
Total			2,437,072
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
06/01/22	2.850%	525,000	523,041
United Rentals North America, Inc.
04/15/22	7.625%	34,000	36,040
Total			559,081
Consumer Cyclical Services —%
ADT Corp. (The)
07/15/22	3.500%	22,000	19,470
APX Group, Inc.
12/01/19	6.375%	68,000	65,280
12/01/20	8.750%	33,000	27,885
Corrections Corp. of America
10/15/22	5.000%	13,000	13,033
IHS, Inc.
11/01/22	5.000%	42,000	40,372
Interval Acquisition Corp. (b)
04/15/23	5.625%	21,000	20,685
Monitronics International, Inc.
04/01/20	9.125%	39,000	35,100
Total			221,825
Consumer Products —%
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	54,000	56,565
Spectrum Brands, Inc.
11/15/20	6.375%	39,000	41,145
Spectrum Brands, Inc. (b)
07/15/25	5.750%	51,000	52,020
Springs Industries, Inc.
06/01/21	6.250%	36,000	35,685
Tempur Sealy International, Inc.
12/15/20	6.875%	32,000	33,840
Tempur Sealy International, Inc. (b)
10/15/23	5.625%	20,000	20,075
Total			239,330
Diversified Manufacturing 0.1%
Amsted Industries, Inc. (b)
03/15/22	5.000%	23,000	22,655
Entegris, Inc. (b)
04/01/22	6.000%	29,000	29,435
United Technologies Corp.
06/01/22	3.100%	500,000	507,897
Total			559,987

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric 1.2%
AES Corp. (The)
07/01/21	7.375%	$50,000	$51,875
Arizona Public Service Co.
04/01/42	4.500%	525,000	547,206
CMS Energy Corp.
02/01/20	6.250%	715,000	824,964
DTE Energy Co.
04/15/33	6.375%	610,000	762,872
Dominion Resources, Inc.
10/01/25	3.900%	800,000	809,002
Exelon Generation Co. LLC
06/15/22	4.250%	640,000	654,984
Indiana Michigan Power Co.
03/15/37	6.050%	585,000	697,355
NRG Energy, Inc.
07/15/22	6.250%	60,000	54,600
NRG Yield Operating LLC
08/15/24	5.375%	63,000	55,283
Nevada Power Co.
08/01/18	6.500%	650,000	734,265
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	1,000,000	1,000,333
PPL Capital Funding, Inc.
06/01/23	3.400%	700,000	701,048
Pacific Gas & Electric Co.
03/01/37	5.800%	600,000	713,081
Progress Energy, Inc.
03/01/31	7.750%	500,000	676,218
Public Service Co. of Colorado
05/15/25	2.900%	900,000	884,892
Southern California Edison Co.
09/01/40	4.500%	450,000	472,436
Talen Energy Supply LLC (b)
06/01/25	6.500%	27,000	23,220
TerraForm Power Operating LLC (b)
02/01/23	5.875%	37,000	32,653
06/15/25	6.125%	7,000	6,055
TransAlta Corp.
06/03/17	1.900%	675,000	671,444
WEC Energy Group, Inc.
06/15/25	3.550%	1,000,000	1,015,660
Total			11,389,446
Finance Companies 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	117,000	116,854
10/01/21	5.000%	34,000	34,680
Aircastle Ltd.
03/15/21	5.125%	15,000	15,037

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
02/15/22	5.500%	$15,000	$15,150
CIT Group, Inc.
03/15/18	5.250%	66,000	67,815
CIT Group, Inc. (b)
04/01/18	6.625%	53,000	56,577
General Electric Capital Corp.
01/09/23	3.100%	2,000,000	2,044,936
International Lease Finance Corp.
12/15/20	8.250%	80,000	93,600
Navient Corp.
01/15/19	5.500%	15,000	13,941
10/26/20	5.000%	12,000	10,060
01/25/22	7.250%	15,000	13,125
01/25/23	5.500%	17,000	13,483
03/25/24	6.125%	23,000	18,400
10/25/24	5.875%	35,000	27,475
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%	13,000	13,423
12/15/21	7.250%	22,000	22,330
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	61,000	57,797
Quicken Loans, Inc. (b)
05/01/25	5.750%	32,000	30,040
Springleaf Finance Corp.
12/15/17	6.900%	19,000	19,855
06/01/20	6.000%	10,000	10,038
10/01/21	7.750%	37,000	39,497
10/01/23	8.250%	16,000	17,600
iStar, Inc.
07/01/19	5.000%	27,000	25,650
Total			2,777,363
Food and Beverage 0.7%
Anheuser-Busch InBev Worldwide, Inc.
07/15/22	2.500%	800,000	765,507
ConAgra Foods, Inc.
01/25/23	3.200%	1,040,000	997,847
Constellation Brands, Inc.
11/15/19	3.875%	30,000	30,600
11/15/24	4.750%	50,000	50,500
Diageo Capital PLC
04/29/23	2.625%	585,000	563,650
Diamond Foods, Inc. (b)
03/15/19	7.000%	24,000	24,675
JM Smucker Co. (The)
03/15/22	3.000%	450,000	447,959
JM Smucker Co. (The) (b)
03/15/22	3.000%	550,000	547,505
Kraft Heinz Co. (The) (b)
07/15/22	3.500%	900,000	919,366
Molson Coors Brewing Co.
05/01/42	5.000%	650,000	573,135

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
PepsiCo, Inc.
03/05/22	2.750%	$560,000	$562,778
Post Holdings, Inc.
02/15/22	7.375%	6,000	6,090
Post Holdings, Inc. (b)
12/15/22	6.000%	7,000	6,711
03/15/24	7.750%	35,000	35,875
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	750,000	769,066
WhiteWave Foods Co. (The)
10/01/22	5.375%	29,000	30,088
Total			6,331,352
Gaming 0.1%
Boyd Gaming Corp.
05/15/23	6.875%	17,000	17,255
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	35,000	35,525
International Game Technology PLC (b)
02/15/22	6.250%	66,000	61,380
MGM Resorts International
03/01/18	11.375%	37,000	42,365
10/01/20	6.750%	25,000	25,812
12/15/21	6.625%	25,000	25,625
03/15/23	6.000%	22,000	21,368
Penn National Gaming, Inc.
11/01/21	5.875%	11,000	11,096
Pinnacle Entertainment, Inc.
08/01/21	6.375%	32,000	33,867
Scientific Games International, Inc.
12/01/22	10.000%	59,000	51,477
Scientific Games International, Inc. (b)
01/01/22	7.000%	53,000	52,205
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	35,000	36,575
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	26,000	24,440
Tunica-Biloxi Gaming Authority (b)(e)
11/15/15	9.000%	27,000	14,850
Total			453,840
Health Care 0.5%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	8,000	7,880
02/15/23	5.625%	10,000	10,050
Air Medical Merger Sub Corp. (b)
05/15/23	6.375%	18,000	16,335
Alere, Inc. (b)
07/01/23	6.375%	23,000	23,345
Amsurg Corp.
11/30/20	5.625%	20,000	20,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
07/15/22	5.625%	$19,000	$18,976
Becton Dickinson and Co.
12/15/24	3.734%	800,000	814,415
CHS/Community Health Systems, Inc.
11/15/19	8.000%	39,000	40,584
08/01/21	5.125%	8,000	8,140
02/01/22	6.875%	78,000	79,654
Cardinal Health, Inc.
12/15/20	4.625%	625,000	681,806
ConvaTec Finance International SA PIK (b)
01/15/19	8.250%	23,000	22,598
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	63,000	65,520
07/15/24	5.125%	27,000	26,514
Emdeon, Inc.
12/31/19	11.000%	21,000	22,365
Emdeon, Inc. (b)
02/15/21	6.000%	19,000	18,359
ExamWorks Group, Inc.
04/15/23	5.625%	12,000	12,165
Express Scripts Holding Co.
02/15/22	3.900%	625,000	644,141
Fresenius Medical Care U.S. Finance II, Inc. (b)
09/15/18	6.500%	18,000	19,748
10/15/24	4.750%	33,000	32,587
HCA, Inc.
02/15/22	7.500%	100,000	113,000
02/01/25	5.375%	59,000	58,410
04/15/25	5.250%	39,000	39,829
HealthSouth Corp. (b)
11/01/24	5.750%	12,000	11,850
09/15/25	5.750%	6,000	5,820
Hologic, Inc. (b)
07/15/22	5.250%	23,000	23,230
IMS Health, Inc. (b)
11/01/20	6.000%	12,000	12,300
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	30,000	31,500
LifePoint Health, Inc.
12/01/21	5.500%	31,000	31,310
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	29,000	29,073
McKesson Corp.
12/15/22	2.700%	715,000	693,042
Medtronic, Inc.
03/15/22	3.150%	635,000	644,073
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	32,000	31,760
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	12,000	11,880

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Teleflex, Inc.
06/15/24	5.250%	$2,000	$2,010
Tenet Healthcare Corp.
03/01/19	5.000%	5,000	4,838
06/01/20	4.750%	41,000	41,410
10/01/20	6.000%	20,000	21,100
04/01/21	4.500%	46,000	45,310
04/01/22	8.125%	68,000	72,277
06/15/23	6.750%	48,000	47,640
Universal Health Services, Inc. (b)
08/01/22	4.750%	41,000	41,820
Total			4,598,964
Healthcare Insurance 0.1%
Centene Corp.
05/15/22	4.750%	29,000	28,855
Cigna Corp.
06/15/20	5.125%	719,000	802,939
UnitedHealth Group, Inc.
03/15/23	2.875%	450,000	448,329
Total			1,280,123
Home Construction —%
CalAtlantic Group, Inc.
12/15/21	6.250%	36,000	38,430
11/15/24	5.875%	10,000	10,250
D.R. Horton, Inc.
09/15/22	4.375%	32,000	31,760
Meritage Homes Corp.
03/01/18	4.500%	35,000	35,175
04/15/20	7.150%	11,000	11,962
04/01/22	7.000%	6,000	6,473
06/01/25	6.000%	32,000	32,160
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	8,000	7,960
03/01/24	5.625%	46,000	44,160
Total			218,330
Independent Energy 0.7%
Anadarko Petroleum Corp.
09/15/36	6.450%	475,000	522,567
Antero Resources Corp.
12/01/22	5.125%	43,000	36,980
Canadian Natural Resources Ltd.
11/15/21	3.450%	660,000	630,800
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	125,000	108,837
Chesapeake Energy Corp.
11/15/20	6.875%	16,000	11,760
02/15/21	6.125%	8,000	5,575
03/15/23	5.750%	7,000	4,565

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Cimarex Energy Co.
06/01/24	4.375%	$625,000	$608,516
Concho Resources, Inc.
04/01/23	5.500%	92,000	87,630
Continental Resources, Inc.
04/15/23	4.500%	540,000	468,923
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	63,000	61,740
Devon Energy Corp.
07/15/21	4.000%	500,000	512,972
Diamondback Energy, Inc.
10/01/21	7.625%	8,000	8,400
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	22,000	18,920
09/01/22	7.750%	20,000	16,000
06/15/23	6.375%	42,000	31,001
EnCana Corp.
11/15/21	3.900%	625,000	575,806
Laredo Petroleum, Inc.
01/15/22	5.625%	42,000	37,590
05/01/22	7.375%	11,000	10,643
03/15/23	6.250%	67,000	60,970
Noble Energy, Inc.
11/15/24	3.900%	800,000	744,007
Oasis Petroleum, Inc.
11/01/21	6.500%	19,000	15,010
03/15/22	6.875%	32,000	25,354
01/15/23	6.875%	21,000	16,275
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	85,000	82,450
RSP Permian, Inc.
10/01/22	6.625%	12,000	11,520
RSP Permian, Inc. (b)
10/01/22	6.625%	20,000	19,100
Range Resources Corp.
06/01/21	5.750%	35,000	32,988
SM Energy Co.
06/01/25	5.625%	38,000	32,680
Southwestern Energy Co.
02/01/18	7.500%	590,000	629,922
Whiting Petroleum Corp.
03/15/21	5.750%	58,000	50,199
04/01/23	6.250%	26,000	22,490
Woodside Finance Ltd. (b)
05/10/21	4.600%	625,000	649,952
Total			6,152,142
Integrated Energy 0.3%
BP Capital Markets PLC
02/10/24	3.814%	850,000	868,026

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
Cenovus Energy, Inc.
09/15/23	3.800%	$700,000	$658,203
Petro-Canada
05/15/18	6.050%	565,000	621,028
Shell International Finance BV
05/11/25	3.250%	700,000	692,199
Total			2,839,456
Leisure —%
AMC Entertainment, Inc.
06/15/25	5.750%	26,000	25,285
Activision Blizzard, Inc. (b)
09/15/21	5.625%	82,000	86,305
09/15/23	6.125%	18,000	19,125
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	34,000	34,425
06/01/24	5.375%	5,000	5,012
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	25,000	23,625
Total			193,777
Life Insurance 0.5%
American International Group, Inc.
02/15/24	4.125%	1,000,000	1,050,579
Five Corners Funding Trust (b)
11/15/23	4.419%	975,000	1,023,031
Metropolitan Life Global Funding I (b)
04/11/22	3.875%	735,000	767,028
Peachtree Corners Funding Trust (b)
02/15/25	3.976%	1,000,000	1,007,098
Principal Financial Group, Inc.
05/15/25	3.400%	850,000	836,291
Total			4,684,027
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	26,688
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	85,000	87,762
Playa Resorts Holding BV (b)
08/15/20	8.000%	47,000	46,765
RHP Hotel Properties LP/Finance Corp. (b)
04/15/23	5.000%	7,000	6,930
Total			168,145
Media and Entertainment 0.4%
21st Century Fox America, Inc.
03/15/33	6.550%	600,000	718,034
AMC Networks, Inc.
07/15/21	7.750%	4,000	4,230

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
12/15/22	4.750%	$47,000	$44,298
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	22,000	22,055
11/15/22	6.500%	50,000	50,188
MDC Partners, Inc. (b)
04/01/20	6.750%	64,000	63,200
Netflix, Inc. (b)
02/15/22	5.500%	32,000	32,320
02/15/25	5.875%	79,000	81,172
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	21,000	21,000
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	5,000	4,956
02/15/24	5.625%	5,000	5,063
03/15/25	5.875%	53,000	53,397
Outfront Media Capital LLC/Corp. (b)
02/15/24	5.625%	4,000	4,055
RELX Capital, Inc.
10/15/22	3.125%	700,000	686,925
Scripps Networks Interactive, Inc.
11/15/24	3.900%	525,000	515,175
Sky PLC (b)
11/26/22	3.125%	775,000	751,447
Thomson Reuters Corp.
05/23/43	4.500%	500,000	463,743
Univision Communications, Inc. (b)
09/15/22	6.750%	27,000	27,945
05/15/23	5.125%	22,000	20,900
02/15/25	5.125%	51,000	47,813
iHeartCommunications, Inc.
03/01/21	9.000%	30,000	25,208
03/15/23	10.625%	28,000	23,800
Total			3,666,924
Metals 0.2%
Alcoa, Inc.
10/01/24	5.125%	22,000	20,955
ArcelorMittal
03/01/21	6.250%	57,000	51,407
FMG Resources August 2006 Proprietary Ltd. (b)
03/01/22	9.750%	18,000	16,762
Rio Tinto Finance USA Ltd.
06/15/25	3.750%	710,000	692,535
Vale Overseas Ltd.
01/11/22	4.375%	825,000	727,600
Total			1,509,259
Midstream 0.6%
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	54,000	51,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Columbia Pipeline Group, Inc. (b)
06/01/45	5.800%	$720,000	$687,506
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	4,000	3,590
03/01/22	6.125%	15,000	12,986
Crestwood Midstream Partners LP/Finance Corp. (b)
04/01/23	6.250%	36,000	30,600
Energy Transfer Equity LP
01/15/24	5.875%	20,000	18,010
06/01/27	5.500%	62,000	51,460
Enterprise Products Operating LLC
02/01/41	5.950%	675,000	695,376
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	42,000	44,152
Kinder Morgan Energy Partners LP
03/01/44	5.500%	875,000	734,401
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	59,000	57,156
07/15/23	4.500%	47,000	43,132
12/01/24	4.875%	51,000	46,665
NiSource Finance Corp.
02/15/44	4.800%	595,000	615,438
Plains All American Pipeline LP/Finance Corp.
11/01/24	3.600%	575,000	538,171
Rose Rock Midstream LP/Finance Corp. (b)
11/15/23	5.625%	19,000	16,530
Sabine Pass Liquefaction LLC
04/15/23	5.625%	72,000	63,900
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	2,000	1,775
11/15/23	4.250%	37,000	30,803
Targa Resources Partners LP/Finance Corp. (b)
01/15/18	5.000%	43,000	40,957
11/15/19	4.125%	16,000	14,360
03/15/24	6.750%	28,000	26,740
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	8,000	7,840
10/15/22	6.250%	51,000	49,725
TransCanada PipeLines Ltd. (c)
06/30/16	1.007%	525,000	524,731
Williams Partners LP
03/15/22	3.600%	380,000	350,832
03/04/24	4.300%	685,000	621,489
Total			5,379,625
Natural Gas 0.1%
Sempra Energy
10/01/22	2.875%	1,150,000	1,127,759

Oil Field Services 0.2%
Halliburton Co.
08/01/23	3.500%	800,000	801,921

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Noble Holding International Ltd.
03/01/21	4.625%	$760,000	$585,436
Weatherford International LLC
06/15/37	6.800%	500,000	388,693
Total			1,776,050
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	15,000	15,412
02/01/22	5.875%	15,000	15,094
Total			30,506
Other Industry —%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	18,000	18,248

Other REIT —%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	21,000	21,367

Packaging —%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	20,000	20,050
Berry Plastics Corp.
05/15/22	5.500%	13,000	12,643
07/15/23	5.125%	31,000	29,217
Berry Plastics Escrow LLC/Corp. (b)(d)
10/15/22	6.000%	24,000	24,060
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	8,000	7,880
06/15/17	6.000%	5,000	4,894
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	42,000	40,110
Reynolds Group Issuer, Inc./LLC
04/15/19	7.125%	45,000	45,675
08/15/19	9.875%	38,000	39,330
02/15/21	8.250%	24,000	23,940
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	28,000	26,460
Total			274,259
Pharmaceuticals 0.4%
AbbVie, Inc.
11/06/22	2.900%	780,000	759,966
Actavis Funding SCS
03/15/22	3.450%	830,000	820,486
Amgen, Inc.
05/22/24	3.625%	600,000	601,759

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Capsugel SA PIK (b)
05/15/19	7.000%	$12,000	$12,000
Concordia Healthcare Corp. (b)
04/15/23	7.000%	16,000	14,000
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	34,000	33,022
Gilead Sciences, Inc.
09/01/22	3.250%	750,000	755,881
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	34,000	33,639
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	53,000	51,542
Mallinckrodt International Finance SA/CB LLC (b)
10/15/23	5.625%	27,000	24,570
04/15/25	5.500%	10,000	8,913
Quintiles Transnational Corp. (b)
05/15/23	4.875%	24,000	23,760
Roche Holdings, Inc. (b)
09/30/24	3.350%	510,000	521,598
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	84,000	83,895
07/15/21	7.500%	30,000	30,900
12/01/21	5.625%	12,000	11,520
03/01/23	5.500%	17,000	16,150
05/15/23	5.875%	55,000	52,559
04/15/25	6.125%	56,000	53,340
Total			3,909,500
Property & Casualty 0.5%
ACE INA Holdings, Inc.
03/13/23	2.700%	900,000	873,008
CNA Financial Corp.
11/15/19	7.350%	568,000	672,601
HUB International Ltd. (b)
10/01/21	7.875%	85,000	81,175
Hartford Financial Services Group, Inc. (The)
03/30/20	5.500%	725,000	815,621
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	4,000	3,860
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	875,000	946,040
Loews Corp.
05/15/23	2.625%	1,150,000	1,105,373
Transatlantic Holdings, Inc.
11/30/39	8.000%	375,000	501,163
Total			4,998,841

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads 0.1%
Burlington Northern Santa Fe LLC
09/01/24	3.400%	$700,000	$700,984
CSX Corp.
03/15/44	4.100%	650,000	595,151
Florida East Coast Holdings Corp. (b)
05/01/19	6.750%	25,000	24,500
Total			1,320,635
Refining 0.1%
Marathon Petroleum Corp.
03/01/41	6.500%	395,000	419,373

Restaurants 0.1%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	44,000	43,019
04/01/22	6.000%	28,000	28,420
Yum! Brands, Inc.
11/01/23	3.875%	750,000	751,000
Total			822,439
Retail REIT 0.1%
Kimco Realty Corp.
06/01/23	3.125%	800,000	776,431
Simon Property Group LP
02/01/40	6.750%	415,000	546,434
Total			1,322,865
Retailers 0.2%
Asbury Automotive Group, Inc.
12/15/24	6.000%	16,000	16,480
CVS Health Corp.
07/20/22	3.500%	750,000	774,618
Caleres, Inc. (b)
08/15/23	6.250%	10,000	10,000
Dollar Tree, Inc. (b)
03/01/23	5.750%	42,000	43,575
Group 1 Automotive, Inc.
06/01/22	5.000%	12,000	11,820
L Brands, Inc.
04/01/21	6.625%	40,000	44,500
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	335,000	386,327
Penske Automotive Group, Inc.
12/01/24	5.375%	18,000	17,640
PetSmart, Inc. (b)
03/15/23	7.125%	27,000	27,304
Rite Aid Corp.
02/15/27	7.700%	18,000	20,520
Rite Aid Corp. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
04/01/23	6.125%	$60,000	$59,550
Target Corp.
07/01/24	3.500%	450,000	469,780
Total			1,882,114
Technology 0.4%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	39,000	39,585
04/01/20	6.375%	23,000	23,633
08/01/22	5.375%	51,000	49,725
Ancestry.com, Inc.
12/15/20	11.000%	31,000	33,945
Apple, Inc.
05/03/23	2.400%	800,000	775,347
Audatex North America, Inc. (b)
06/15/21	6.000%	26,000	26,052
11/01/23	6.125%	50,000	50,250
Cisco Systems, Inc.
06/15/25	3.500%	750,000	773,956
Equinix, Inc.
04/01/20	4.875%	31,000	31,543
01/01/22	5.375%	22,000	21,890
04/01/23	5.375%	14,000	13,693
First Data Corp.
01/15/21	12.625%	52,000	59,085
First Data Corp. (b)
11/01/20	6.750%	42,000	43,890
01/15/21	8.250%	51,000	52,912
08/15/23	5.375%	37,000	36,630
Goodman Networks, Inc.
07/01/18	12.125%	14,000	7,140
Hewlett-Packard Co.
06/01/21	4.300%	670,000	700,391
Infor US, Inc. (b)
08/15/20	5.750%	7,000	6,965
MSCI, Inc. (b)
11/15/24	5.250%	32,000	32,320
08/15/25	5.750%	35,000	35,262
NCR Corp.
12/15/21	5.875%	18,000	17,640
12/15/23	6.375%	7,000	6,860
NXP BV/Funding LLC (b)
06/15/22	4.625%	25,000	24,813
Oracle Corp.
04/15/38	6.500%	450,000	570,689
Plantronics, Inc. (b)
05/31/23	5.500%	18,000	18,045
Qualitytech LP/Finance Corp.
08/01/22	5.875%	31,000	31,000
Riverbed Technology, Inc. (b)
03/01/23	8.875%	41,000	37,310
VeriSign, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
05/01/23	4.625%	$33,000	$32,092
04/01/25	5.250%	26,000	25,805
Zebra Technologies Corp. (b)
10/15/22	7.250%	39,000	41,535
Total			3,620,003
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	600,000	746,119

Wireless 0.1%
Altice Luxembourg SA (b)
05/15/22	7.750%	34,000	30,940
02/15/25	7.625%	9,000	7,943
Crown Castle International Corp.
04/15/22	4.875%	41,000	42,619
01/15/23	5.250%	28,000	29,616
Numericable-SFR (b)
05/15/22	6.000%	65,000	62,644
Rogers Communications, Inc.
10/01/23	4.100%	550,000	567,499
SBA Telecommunications, Inc.
07/15/20	5.750%	52,000	53,560
Sprint Communications, Inc.
11/15/21	11.500%	25,000	24,750
Sprint Communications, Inc. (b)
11/15/18	9.000%	68,000	71,400
03/01/20	7.000%	56,000	56,000
Sprint Corp.
09/15/21	7.250%	30,000	24,563
06/15/24	7.125%	34,000	26,166
02/15/25	7.625%	15,000	11,616
T-Mobile USA, Inc.
04/28/21	6.633%	39,000	39,097
01/15/22	6.125%	9,000	8,685
03/01/23	6.000%	34,000	32,810
04/01/23	6.625%	38,000	37,620
01/15/24	6.500%	21,000	20,357
03/01/25	6.375%	9,000	8,640
Wind Acquisition Finance SA (b)
04/30/20	6.500%	23,000	23,805
07/15/20	4.750%	43,000	42,570
04/23/21	7.375%	30,000	29,625
Total			1,252,525
Wirelines 0.5%
AT&T, Inc.
02/15/39	6.550%	800,000	904,463
CenturyLink, Inc.
04/01/20	5.625%	27,000	25,127
03/15/22	5.800%	35,000	29,925
CenturyLink, Inc. (b)
04/01/25	5.625%	26,000	20,670

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Deutsche Telekom International Finance BV
03/23/16	5.750%	$400,000	$409,132
Frontier Communications Corp.
07/01/21	9.250%	8,000	7,704
04/15/24	7.625%	67,000	55,945
01/15/25	6.875%	26,000	20,540
Frontier Communications Corp. (b)
09/15/20	8.875%	11,000	10,780
09/15/22	10.500%	23,000	22,425
09/15/25	11.000%	58,000	56,115
Level 3 Communications, Inc.
12/01/22	5.750%	31,000	30,419
Level 3 Financing, Inc.
06/01/20	7.000%	6,000	6,240
01/15/21	6.125%	20,000	20,560
08/15/22	5.375%	23,000	22,367
02/01/23	5.625%	19,000	18,668
Orange SA
07/08/19	5.375%	500,000	557,584
Telecom Italia SpA (b)
05/30/24	5.303%	44,000	43,340
Telefonica Emisiones SAU
06/20/36	7.045%	325,000	381,134
Verizon New York, Inc.
04/01/32	7.375%	1,200,000	1,388,045
Windstream Services LLC
10/15/20	7.750%	5,000	4,250
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	5,000	5,425
Zayo Group LLC/Capital, Inc. (b)
04/01/23	6.000%	88,000	85,360
05/15/25	6.375%	13,000	12,480
Total			4,138,698
Total Corporate Bonds & Notes (Cost: $110,770,170)			$110,679,353

Residential Mortgage-Backed Securities - Agency 8.6%
Federal Home Loan Mortgage Corp.
03/01/45	4.000%	557,826	594,763
10/01/26- 06/01/45	3.500%	26,341,475	27,473,240
05/01/39- 08/01/41	4.500%	4,889,263	5,309,743
08/01/18- 05/01/41	5.000%	2,771,724	3,020,620
07/01/43- 08/01/43	3.000%	5,427,256	5,499,923
04/01/32- 06/01/37	6.000%	807,340	909,737
05/01/18- 02/01/38	5.500%	1,044,227	1,151,468
04/01/32	7.000%	79,376	92,431

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
02/01/17- 07/01/32	6.500%	$828,326	$965,041
Federal Home Loan Mortgage Corp. (d)
10/14/45	4.000%	8,270,000	8,803,446
Federal National Mortgage Association
11/01/26- 09/01/40	4.000%	4,907,209	5,224,270
04/01/26- 10/01/29	3.500%	9,740,404	10,304,268
11/01/16- 12/01/28	6.000%	171,856	192,560
03/01/26- 12/01/32	7.000%	995,623	1,109,277
06/01/17- 09/01/32	6.500%	305,393	346,722
02/01/38- 03/01/38	5.500%	745,954	841,340
Federal National Mortgage Association (f)
10/01/40	4.500%	1,011,613	1,100,111
Government National Mortgage Association
02/15/45	3.500%	5,655,362	5,924,345
Total Residential Mortgage-Backed Securities - Agency (Cost: $76,829,135)			$78,863,305

Residential Mortgage-Backed Securities - Non-Agency 0.4%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1 (b)(c)
05/26/36	2.737%	503,430	508,481
Springleaf Mortgage Loan Trust (b)(c)
CMO Series 2012-3A Class A
12/25/59	1.570%	505,500	502,777
CMO Series 2013-1A Class A
06/25/58	1.270%	451,410	448,539
CMO Series 2013-2A Class A
12/25/65	1.780%	468,742	469,060
CMO Series 2013-3A Class A
09/25/57	1.870%	996,554	993,901
Towd Point Mortgage Trust CMO Series 2015-4 Class A1 (b)(c)
04/26/55	3.500%	1,100,000	1,120,833
Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $4,050,107)			$4,043,591

Commercial Mortgage-Backed Securities - Agency 3.3%
Government National Mortgage Association
Series 2011-149 Class A
10/16/46	3.000%	65,657	66,084
Series 2011-161 Class A
01/16/34	1.738%	1,248,959	1,253,852

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2011-78 Class A
08/16/34	2.250%	$58,547	$58,552
Series 2012-111 Class AC
04/16/47	2.211%	348,155	349,831
Series 2012-25 Class A
11/16/42	2.575%	1,922,038	1,968,192
Series 2012-79 Class A
04/16/39	1.800%	684,074	681,872
Series 2013-12 Class A
10/16/42	1.410%	1,129,531	1,118,067
Series 2013-146 Class AH
08/16/40	2.000%	989,231	999,874
Series 2013-17 Class AH
10/16/43	1.558%	945,795	937,321
Series 2013-194 Class AB
05/16/38	2.250%	732,906	741,129
Series 2013-2 Class AB
12/16/42	1.600%	790,674	786,466
Series 2013-30 Class A
05/16/42	1.500%	1,762,089	1,737,943
Series 2013-32 Class AB
01/16/42	1.900%	629,447	626,853
Series 2013-33 Class A
07/16/38	1.061%	2,516,812	2,478,435
Series 2013-40 Class A
10/16/41	1.511%	1,081,603	1,071,573
Series 2013-45 Class A
10/16/40	1.450%	2,639,679	2,616,471
Series 2013-57 Class A
06/16/37	1.350%	2,575,972	2,542,291
Series 2013-61 Class A
01/16/43	1.450%	1,228,180	1,211,046
Series 2013-73 Class AE
01/16/39	1.350%	485,677	479,625
Series 2013-78 Class AB
07/16/39	1.624%	1,252,335	1,238,568
Series 2014-24 Class BA
07/16/38	2.100%	991,824	998,963
Series 2014-47 Class AB
08/16/40	2.250%	754,036	763,740
Series 2014-64 Class A
02/16/45	2.200%	921,156	932,264
Series 2014-67 Class AE
05/16/39	2.150%	572,801	583,856
Series 2015-109 Class A
02/16/40	2.528%	597,467	605,978
Series 2015-21 Class A
11/16/42	2.600%	611,060	623,594
Series 2015-5 Class KA
11/16/39	2.500%	529,216	537,950
Series 2015-78 Class A
06/16/40	2.918%	1,486,798	1,527,224
Government National Mortgage Association (c)
Series 2013-50 Class AH

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
06/16/39	2.100%	$1,072,535	$1,075,118
Total Commercial Mortgage-Backed Securities - Agency (Cost: $30,939,567)			$30,612,732

Commercial Mortgage-Backed Securities - Non-Agency 3.1%
American Homes 4 Rent Trust (b)
Series 2014-SFR2 Class A
10/17/36	3.786%	1,280,517	1,313,755
Series 2014-SFR3 Class A
12/17/36	3.678%	1,426,091	1,451,312
Series 2015-SFR2 Class A
10/17/45	3.732%	775,000	788,522
American Homes 4 Rent Series 2015-SFR1 Class A (b)
04/17/52	3.467%	1,315,091	1,315,857
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)
01/14/29	3.847%	386,276	408,328
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4
07/10/46	5.634%	1,650,905	1,678,073
CD Mortgage Trust Series 2007-CD5 Class A4 (c)
11/15/44	5.886%	840,077	895,798
COBALT CMBS Commercial Mortgage Trust Series 2007-C2 Class A3 (c)
04/15/47	5.484%	2,123,101	2,226,108
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4
10/15/49	5.431%	774,313	795,011
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4
12/11/49	5.322%	1,775,000	1,830,484
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	709,408	713,663
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)
11/10/46	5.002%	225,000	253,983
GS Mortgage Securities Trust Series 2006-GG8 Class A4
11/10/39	5.560%	428,037	439,680
General Electric Capital Assurance Co. Series 2003-1 Class A5 (b)(c)
05/12/35	5.743%	384,202	421,095
JPMorgan Chase Commercial Mortgage Securities Trust (b)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	571,809
Series 2010-C1 Class A1
06/15/43	3.853%	14,764	14,764

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2010-CNTR Class A2
08/05/32	4.311%	$700,000	$766,931
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	721,375
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3 (c)
09/15/45	5.866%	634,699	680,597
Morgan Stanley Capital I Trust (b)(c)
Series 2011-C1 Class A4
09/15/47	5.033%	450,000	505,485
Morgan Stanley Capital I Trust (c)
Series 2006-T23 Class A4
08/12/41	6.017%	590,995	602,642
Series 2007-T27 Class A1A
06/11/42	5.821%	1,130,169	1,195,858
Series 2007-T27 Class A4
06/11/42	5.821%	2,081,506	2,214,579
Morgan Stanley Re-Remic Trust (b)(c)
Series 2009-GG10 Class A4A
08/12/45	5.988%	1,548,832	1,626,198
Series 2010-GG10 Class A4A
08/15/45	5.988%	1,754,202	1,841,062
Wachovia Bank Commercial Mortgage Trust (c)
Series 2006-C24 Class A1A
03/15/45	5.557%	1,687,524	1,702,514
Series 2006-C24 Class A3
03/15/45	5.558%	1,016,536	1,021,165
Series 2006-C26 Class A3
06/15/45	6.011%	880,000	896,888
Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $29,059,163)			$28,893,536

Asset-Backed Securities - Non-Agency 2.0%
ARI Fleet Lease Trust Series 2015-A Class A2 (b)
11/15/18	1.110%	650,000	650,200
AmeriCredit Automobile Receivables Trust
Series 2013-4 Class B
09/10/18	1.660%	400,000	400,524
Series 2015-2 Class A2A
09/10/18	0.830%	600,000	599,784
American Credit Acceptance Receivables Trust (b)
Series 2015-2 Class A
06/12/19	1.570%	347,950	347,873
American Credit Acceptance Receivables Trust (b)(d)
Series 2015-3 Class A
09/12/19	1.500%	600,000	599,960
CCG Receivables Trust Series 2015-1 Class A2 (b)
11/14/18	1.460%	1,915,000	1,916,437
California Republic Auto Receivables Trust Series 2015-1 Class A3
04/15/19	1.330%	600,000	601,914

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
CarFinance Capital Auto Trust (b)
Series 2013-2A Class A
11/15/17	1.750%	$49,204	$49,236
Series 2014-1A Class A
12/17/18	1.460%	206,111	206,022
Series 2015-1A Class A
06/15/21	1.750%	479,854	479,766
Chesapeake Funding LLC Series 2012-1A Class A (b)(c)
11/07/23	0.949%	93,402	93,410
DT Auto Owner Trust Series 2014-3A Class A (b)
04/16/18	0.980%	271,822	271,735
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	334,788	336,883
Drive Auto Receivables Trust (b)
Series 2015-AA Class A3
07/16/18	1.430%	725,000	726,003
Series 2015-DA Class A3
12/17/18	1.590%	275,000	274,973
Exeter Automobile Receivables Trust (b)
Series 2014-3A Class A
01/15/19	1.320%	321,057	320,804
Series 2015-1A Class A
06/17/19	1.600%	659,055	658,822
Series 2015-2A Class A
11/15/19	1.540%	1,243,933	1,243,490
First Investors Auto Owner Trust Series 2014-3A Class A2 (b)
11/15/18	1.060%	330,678	330,892
Hertz Fleet Lease Funding LP Series 2013-3 Class A (b)(c)
12/10/27	0.753%	306,513	306,885
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	656,436	662,919
Series 2014-AA Class A
11/25/26	1.770%	922,381	917,947
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 (b)
09/17/18	1.420%	895,000	898,790
MVW Owner Trust Series 2015-1A Class A (b)
12/20/32	2.520%	585,616	590,092
Navient Private Education Loan Trust Series 2015-AA Class A1 (b)(c)
12/15/21	0.707%	260,902	260,051
New York City Tax Lien Trust Series 2014-A Class A (b)
11/10/27	1.030%	111,169	111,113
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
04/15/16	1.440%	238,849	238,904

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
SLM Private Education Loan Trust
Series 2012-A Class A2 (b)
01/17/45	3.830%	$400,000	$421,428
SMART ABS Trust
Series 2015-1US Class A3A
09/14/18	1.500%	440,000	439,912
SMB Private Education Loan Trust
Series 2015-B Class A1 (b)(c)
02/15/23	0.907%	259,368	258,930
Sierra Timeshare Receivables Funding Co. LLC Series 2010-3A Class A (b)
11/20/25	3.510%	38,143	38,338
TAL Advantage V LLC
Series 2014-2A Class A1 (b)
05/20/39	1.700%	560,726	557,883
Volvo Financial Equipment LLC
Series 2015-1A Class A3 (b)
06/17/19	1.510%	850,000	854,209
Westlake Automobile Receivables Trust
Series 2015-1A Class A2 (b)
03/15/18	1.170%	1,527,003	1,526,165
Total Asset-Backed Securities - Non-Agency (Cost: $18,153,574)			$18,192,294

Inflation-Indexed Bonds 0.7%
UNITED STATES 0.7%
U.S. Treasury Inflation-Indexed Bond
04/15/17	0.125%	6,057,458	6,035,373
Total Inflation-Indexed Bonds (Cost: $6,138,199)			$6,035,373

U.S. Treasury Obligations 3.3%
U.S. Treasury
05/15/16	0.250%	1,655,000	1,655,108
07/31/18	1.375%	6,905,000	6,997,513
08/15/40	3.875%	18,045,000	21,492,353
Total U.S. Treasury Obligations (Cost: $29,957,719)			$30,144,974

Foreign Government Obligations(g) 0.6%
CANADA 0.5%
Province of Nova Scotia
01/26/17	5.125%	1,000,000	1,055,880
Province of Ontario
02/14/18	1.200%	1,625,000	1,628,226

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (g) (continued)
CANADA (CONTINUED)
Province of Quebec
05/14/18	4.625%	$1,475,000	$1,605,447
Total			4,289,553

MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,000,000	1,051,450
Total Foreign Government Obligations (Cost: $5,263,853)			$5,341,003

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
Illinois 0.1%
State of Illinois
Unlimited General Obligation Bonds
Taxable
Series 2011
03/01/17	5.365%	1,200,000	1,249,440
Total Municipal Bonds (Cost: $1,249,211)			$1,249,440

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Health Care —%
American Renal Holdings, Inc.
2nd Lien Term Loan (c)(h)
03/20/20	8.500%	22,000	21,917

Retailers —%
Rite Aid Corp.
Tranche 1 2nd Lien Term Loan (c)(h)
08/21/20	5.750%	34,000	34,340

Technology —%
Applied Systems, Inc.
2nd Lien Term Loan (c)(h)
01/24/22	7.500%	4,000	3,955

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Riverbed Technology, Inc.
Term Loan (c)(h)
04/25/22	6.000%	$28,379	$28,379
Total			32,334
Total Senior Loans (Cost: $88,511)			$88,591

	Shares	Value

Money Market Funds 5.5%
Columbia Short-Term Cash Fund,
0.169% (i)(j)	50,576,635	$50,576,635

Total Money Market Funds (Cost: $50,576,635)		$50,576,635
Total Investments (Cost: $894,232,784)		$934,069,024(k)
Other Assets & Liabilities, Net		(11,807,334)
Net Assets		$922,261,690

At September 30, 2015, securities totaling $36,670 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	25	USD	3,012,891	12/2015	19,682	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $49,138,867 or 5.33% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2015, the value of these securities amounted to $14,850, which represents less than 0.01% of net assets.

(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	Principal and interest may not be guaranteed by the government.
(h)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	95,141,482	220,980,190	(265,545,037)	50,576,635	73,222	50,576,635

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	65,687,561	—	—	65,687,561
Consumer Staples	46,115,194	—	—	46,115,194
Energy	37,123,600	—	—	37,123,600
Financials	100,422,741	—	—	100,422,741
Health Care	94,665,846	—	—	94,665,846
Industrials	64,822,882	—	—	64,822,882
Information Technology	131,257,755	—	—	131,257,755
Materials	1,214,138	—	—	1,214,138
Telecommunication Services	16,132,855	—	—	16,132,855
Utilities	11,905,625	—	—	11,905,625
Total Common Stocks	569,348,197	—	—	569,348,197
Corporate Bonds & Notes	—	110,679,353	—	110,679,353
Residential Mortgage-Backed Securities - Agency	—	78,863,305	—	78,863,305
Residential Mortgage-Backed Securities - Non-Agency	—	4,043,591	—	4,043,591
Commercial Mortgage-Backed Securities - Agency	—	30,612,732	—	30,612,732
Commercial Mortgage-Backed Securities - Non-Agency	—	28,893,536	—	28,893,536
Asset-Backed Securities - Non-Agency	—	18,192,294	—	18,192,294
Inflation-Indexed Bonds	—	6,035,373	—	6,035,373
U.S. Treasury Obligations	30,144,974	—	—	30,144,974
Foreign Government Obligations	—	5,341,003	—	5,341,003
Municipal Bonds	—	1,249,440	—	1,249,440
Senior Loans	—	88,591	—	88,591
Money Market Funds	—	50,576,635	—	50,576,635
Total Investments	599,493,171	334,575,853	—	934,069,024
Derivatives
Assets
Futures Contracts	19,682	—	—	19,682
Total	599,512,853	334,575,853	—	934,088,706

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	95,141,482	95,141,482	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Cash Management Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 11.3%
Chariot Funding LLC (a)
10/23/15	0.140%	$3,000,000	$2,999,743
Jupiter Securitization Co. LLC (a)
10/09/15	0.200%	5,000,000	4,999,756
MetLife Short Term Funding LLC (a)
10/06/15	0.150%	11,000,000	10,999,725
10/19/15	0.180%	4,000,000	3,999,620
Old Line Funding LLC (a)
12/21/15	0.350%	5,000,000	4,996,062
Old Line Funding LLC (a)(b)
01/19/16	0.280%	5,000,000	5,000,000
Regency Markets No. 1 LLC (a)
10/02/15	0.070%	11,000,000	10,999,960
10/20/15	0.170%	4,000,000	3,999,620
Thunder Bay Funding LLC (a)
01/19/16	0.280%	11,000,000	10,990,589
Total Asset-Backed Commercial Paper (Cost: $58,985,075)			$58,985,075

Commercial Paper 36.0%
Banking 6.1%
Bank of Nova Scotia (a)
10/01/15	0.137%	5,000,000	5,000,000
Royal Bank of Canada
01/04/16	0.170%	12,000,000	11,994,617
Toronto Dominion Holdings USA, Inc. (a)
10/15/15	0.140%	15,000,000	14,999,125
Total			31,993,742

Consumer Products 2.9%
Procter & Gamble Co. (The) (a)
10/07/15	0.120%	2,000,000	1,999,953
10/16/15	0.100%	13,000,000	12,999,404
Total			14,999,357

Integrated Energy 5.5%
Chevron Corp. (a)
10/08/15	0.110%	11,000,000	10,999,743
11/23/15	0.150%	4,000,000	3,999,117
Exxon Mobil Corp.
10/01/15	0.101%	7,000,000	7,000,000
10/23/15	0.080%	2,000,000	1,999,902
11/02/15	0.100%	5,000,000	4,999,556
Total			28,998,318

Life Insurance 2.7%
New York Life Capital Corp. (a)
10/06/15	0.090%	4,000,000	3,999,939
10/08/15	0.120%	10,000,000	9,999,747
Total			13,999,686

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Pharmaceuticals 8.4%
Johnson & Johnson (a)
10/01/15	0.081%	$14,000,000	$14,000,000
Novartis Finance Corp. (a)
10/16/15	0.110%	7,000,000	6,999,650
10/27/15	0.120%	8,000,000	7,999,307
Roche Holdings, Inc. (a)
10/14/15	0.110%	7,000,000	6,999,697
10/16/15	0.130%	5,000,000	4,999,708
10/22/15	0.130%	3,000,000	2,999,772
Total			43,998,134

Property & Casualty 2.9%
Travelers Co., Inc. (a)
10/01/15	0.091%	15,000,000	15,000,000

Retailers 2.9%
Wal-Mart Stores, Inc. (a)
10/05/15	0.100%	15,000,000	14,999,790

Technology 2.5%
International Business Machines Co. (a)
10/22/15	0.120%	13,000,000	12,999,090

Transportation Services 2.1%
NetJets, Inc. (a)
10/01/15	0.081%	11,000,000	11,000,000
Total Commercial Paper (Cost: $187,988,117)			$187,988,117

Certificates of Deposit 17.0%
Australia & New Zealand Banking Group Ltd.
10/06/15	0.140%	15,000,000	15,000,000
Bank of Montreal Chicago Branch
01/25/16	0.330%	8,000,000	8,000,000
Bank of Montreal
10/01/15	0.050%	8,000,000	8,000,000
Canadian Imperial Bank of Commerce
10/02/15	0.100%	15,000,000	15,000,000
Chase Bank USA NA (b)
01/26/16	0.350%	12,000,000	12,000,000
HSBC Bank USA NA (b)
03/24/16	0.400%	6,000,000	6,000,000
State Street Bank and Trust Co.
11/09/15	0.230%	5,000,000	5,000,000
12/18/15	0.320%	7,000,000	7,000,000
Wells Fargo Bank NA (b)
01/15/16	0.360%	8,000,000	8,000,000

Issuer	Effective Yield	Principal Amount	Value

Certificates of Deposit (continued)

Westpac Banking Corp. (b)(c)
03/03/16	0.360%	$5,000,000	$5,000,000
Total Certificates of Deposit (Cost: $89,000,000)			$89,000,000

U.S. Government & Agency Obligations 23.1%

Federal Home Loan Banks Discount Notes
10/02/15	0.040%	11,000,000	10,999,975
10/05/15	0.080%	13,000,000	12,999,863
10/07/15	0.090%	17,000,000	16,999,720
10/08/15	0.090%	4,000,000	3,999,922
11/17/15	0.100%	20,000,000	19,997,389
11/18/15	0.100%	21,000,000	20,997,187
12/01/15	0.120%	3,000,000	2,999,390
12/09/15	0.130%	3,000,000	2,999,224
12/17/15	0.150%	15,000,000	14,995,348
01/04/16	0.150%	4,000,000	3,998,417
Federal Home Loan Banks (b)
08/26/16	0.160%	10,000,000	10,000,000
Total U.S. Government & Agency Obligations (Cost: $120,986,435)			$120,986,435

Repurchase Agreements 4.6%

Tri-Party RBC Capital Markets LLC dated 09/30/15, matures 10/01/15 repurchase price $12,000,020 (collateralized by U.S. Treasury Securities, total market
value $12,240,086)	0.060%	12,000,000	$12,000,000
Tri-Party TD Securities (USA) LLC dated 09/30/15, matures 10/01/15 repurchase price $12,200,024 (collateralized by U.S. Treasury Securities, total market
value $12,444,059)	0.070%	12,200,000	12,200,000
Total Repurchase Agreements (Cost: $24,200,000)			$24,200,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 0.8%

ABS Other 0.3%
CIT Equipment Collateral Series 2014-VT1 Class A1 (c)
12/21/15	0.300%	39,482	$39,482

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

ABS Other (continued)
Dell Equipment Finance Trust Series 2015-1 Class A1 (c)
04/22/16	0.420%	$800,702	$800,702
GE Equipment Transportation LLC Series 2015-1 Class A1
03/23/16	0.250%	350,338	350,338
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A1 (c)
03/21/16	0.400%	443,427	443,427
Total			1,633,949

Car Loan 0.5%
ARI Fleet Lease Trust Series 2015-A Class A1 (c)
04/15/16	0.400%	585,872	585,872
Enterprise Fleet Financing LLC Series 2015-1 Class A1 (c)
03/20/16	0.360%	729,207	729,207
Hyundai Auto Lease Securitization Trust Series 2015-A Class A1 (c)
03/15/16	0.280%	420,760	420,760
Nissan Auto Receivables Owner Trust Series 2015-A Class A1
04/15/16	0.350%	593,121	593,121
SMART ABS Trust Series 2015-1US Class A1
03/14/16	0.400%	190,031	190,031
Total			2,518,991
Total Asset-Backed Securities - Non-Agency (Cost: $4,152,940)			$4,152,940

U.S. Treasury Obligations 7.1%
U.S. Treasury (b)
01/31/16	0.060%	23,000,000	22,998,849
04/30/16	0.084%	6,000,000	6,000,035
04/30/17	0.089%	8,000,000	7,998,335
Total U.S. Treasury Obligations (Cost: $36,997,219)			$36,997,219
Total Investments (Cost: $522,309,786) (d)			$522,309,786(e)
Other Assets & Liabilities, Net			326,982
Net Assets			$522,636,768

Notes to Portfolio of Investments

(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $220,979,117 or 42.28% of net assets.

(b)	Variable rate security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $8,019,450 or 1.53% of net assets.

(d)	Also represents the cost of securities for federal income tax purposes at September 30, 2015.
(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Asset-Backed Commercial Paper	—	58,985,075	—	58,985,075
Commercial Paper	—	187,988,117	—	187,988,117
Certificates of Deposit	—	89,000,000	—	89,000,000
U.S. Government & Agency Obligations	—	120,986,435	—	120,986,435
Repurchase Agreements	—	24,200,000	—	24,200,000
Asset-Backed Securities - Non-Agency	—	4,152,940	—	4,152,940
U.S. Treasury Obligations	—	36,997,219	—	36,997,219
Total Investments	—	522,309,786	—	522,309,786

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Consolidated Portfolio of Investments

Columbia Variable Portfolio – Commodity Strategy Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 49.7%
Federal Home Loan Banks Discount Notes
03/11/16	0.210%	$15,000,000	$14,986,155
Federal Home Loan Mortgage Corp. Discount Notes
02/12/16	0.170%	5,000,000	4,996,815
Federal National Mortgage Association Discount Notes
03/01/16	0.210%	5,000,000	4,995,670
Total U.S. Government & Agency Obligations (Cost: $24,976,064)			$24,978,640

Treasury Bills 31.8%
UNITED STATES 31.8%
U.S. Treasury Bills
11/12/15	0.030%	5,000,000	4,999,848
11/27/15	0.010%	3,000,000	2,999,952
01/07/16	0.010%	5,000,000	4,999,915
02/25/16	0.030%	3,000,000	2,999,664
Total			15,999,379
Total Treasury Bills (Cost: $15,998,511)			$15,999,379

	Shares	Value

Money Market Funds 10.9%
Columbia Short-Term Cash Fund, 0.169% (a)(b)	5,467,819	$5,467,819
Total Money Market Funds (Cost: $5,467,819)		$5,467,819

Total Investments (Cost: $46,442,394) (c)		$46,445,838(d)
Other Assets & Liabilities, Net		3,834,559
Net Assets		$50,280,397

At September 30, 2015, cash totaling $3,726,156 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE FUTR	78	USD	3,825,900	11/2015	—	(65,559)
COFFEE ‘C’ FUTURE	25	USD	1,137,656	12/2015	—	(105,282)
COPPER FUTURE	35	USD	2,051,875	03/2016	—	(11,104)
CORN FUTURE	204	USD	3,955,050	12/2015	48,191	—
CORN FUTURE	2	USD	38,775	12/2015	942	—
COTTON NO.2 FUTR	8	USD	241,760	12/2015	—	(20,797)
COTTON NO.2 FUTR	21	USD	634,620	12/2015	—	(46,774)
GASOLINE RBOB FUT	67	USD	3,845,894	10/2015	47,589	—
GOLD 100 OZ FUTR	53	USD	5,910,560	12/2015	—	(210,948)
GOLD 100 OZ FUTR	3	USD	334,560	12/2015	—	(1,690)
KC HRW WHEAT FUT	45	USD	1,128,938	12/2015	—	(65,466)
LEAN HOGS FUTURE	35	USD	934,150	12/2015	52,667	—
LIVE CATTLE FUTR	4	USD	213,240	02/2016	—	(24,177)
LIVE CATTLE FUTR	25	USD	1,332,750	02/2016	—	(155,681)
LME LEAD FUTURE	11	USD	462,756	03/2016	—	(7,199)
LME NICKEL FUTURE	3	USD	186,984	11/2015	—	(3,898)
LME NICKEL FUTURE	10	USD	623,280	11/2015	—	(26,606)
LME PRI ALUM FUTR	58	USD	2,265,988	11/2015	14,646	—
LME ZINC FUTURE	41	USD	1,738,400	03/2016	—	(116,004)
NATURAL GAS FUTR	190	USD	4,795,600	10/2015	—	(803,678)
NY Harb ULSD Fut	30	USD	2,005,668	02/2016	—	(34,455)
SILVER FUTURE	29	USD	2,105,110	12/2015	—	(114,198)
SOYBEAN FUTURE	61	USD	2,720,600	11/2015	—	(32,569)
SOYBEAN MEAL FUTR	44	USD	1,359,600	12/2015	55,786	—
SOYBEAN OIL FUTR	16	USD	267,840	03/2016	1,822	—
SOYBEAN OIL FUTR	62	USD	1,037,880	03/2016	11,854	—
SUGAR #11 (WORLD)	27	USD	389,491	02/2016	24,148	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
SUGAR #11 (WORLD)	126	USD	1,817,626	02/2016	84,218	—
WHEAT FUTURE(CBT)	42	USD	1,076,775	12/2015	21,519	—
WTI CRUDE FUTURE	30	USD	1,421,100	02/2016	—	(19,512)
Total			49,860,426		363,382	(1,865,597)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,988,788	57,120,409	(73,641,378)	5,467,819	9,523	5,467,819

(c)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $46,442,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,000
Unrealized Depreciation	0
Net Unrealized Appreciation	$4,000

(d)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
U.S. Government & Agency Obligations	—	24,978,640	—	24,978,640
Treasury Bills	15,999,379	—	—	15,999,379
Money Market Funds	—	5,467,819	—	5,467,819
Total Investments	15,999,379	30,446,459	—	46,445,838
Derivatives
Assets
Futures Contracts	363,382	—	—	363,382
Liabilities
Futures Contracts	(1,865,597)	—	—	(1,865,597)
Total	14,497,164	30,446,459	—	44,943,623

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	21,988,788	21,988,788	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Core Equity Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 12.9%
Auto Components 0.9%
Delphi Automotive PLC	20,700	$1,574,028
Goodyear Tire & Rubber Co. (The)	4,500	131,985
Total		1,706,013
Automobiles 0.2%
Ford Motor Co.	30,600	415,242
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	6,200	308,140
Darden Restaurants, Inc.	49,300	3,379,022
Total		3,687,162
Media 2.7%
Comcast Corp., Class A	89,505	5,091,044
Walt Disney Co. (The)	1,900	194,180
Total		5,285,224
Multiline Retail 1.6%
Target Corp.	40,400	3,177,864
Specialty Retail 5.6%
Best Buy Co., Inc.	87,905	3,263,034
Home Depot, Inc. (The)	43,620	5,037,674
Lowe’s Companies, Inc.	38,835	2,676,508
Total		10,977,216
TOTAL CONSUMER DISCRETIONARY		25,248,721
CONSUMER STAPLES 9.7%
Beverages 0.7%
Dr. Pepper Snapple Group, Inc.	16,300	1,288,515
Food & Staples Retailing 3.4%
CVS Health Corp.	11,200	1,080,576
Kroger Co. (The)	116,740	4,210,812
Wal-Mart Stores, Inc.	22,500	1,458,900
Total		6,750,288
Food Products 1.7%
Archer-Daniels-Midland Co.	81,325	3,370,921
Tobacco 3.9%
Altria Group, Inc.	60,115	3,270,256
Philip Morris International, Inc.	54,900	4,355,217
Total		7,625,473
TOTAL CONSUMER STAPLES		19,035,197

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.8%
Energy Equipment & Services 0.8%
Transocean Ltd.	120,700	$1,559,444
Oil, Gas & Consumable Fuels 6.0%
Chevron Corp. (a)	33,345	2,630,254
ConocoPhillips	86,445	4,145,902
EOG Resources, Inc.	3,800	276,640
Exxon Mobil Corp.	7,505	557,997
Tesoro Corp.	2,100	204,204
Valero Energy Corp.	66,035	3,968,703
Total		11,783,700
TOTAL ENERGY		13,343,144
FINANCIALS 16.0%
Banks 4.1%
Citigroup, Inc.	96,515	4,788,109
JPMorgan Chase & Co.	54,700	3,335,059
Total		8,123,168
Capital Markets 1.0%
BlackRock, Inc.	4,650	1,383,236
T. Rowe Price Group, Inc.	8,600	597,700
Total		1,980,936
Consumer Finance 1.4%
Capital One Financial Corp.	19,100	1,385,132
Navient Corp.	120,235	1,351,441
Total		2,736,573
Diversified Financial Services 2.6%
Moody’s Corp.	36,400	3,574,480
Voya Financial, Inc.	36,600	1,418,982
Total		4,993,462
Insurance 4.0%
Aon PLC	24,725	2,190,882
MetLife, Inc.	62,800	2,961,020
Prudential Financial, Inc.	36,300	2,766,423
Total		7,918,325
Real Estate Investment Trusts (REITs) 2.9%
Crown Castle International Corp.	5,000	394,350
Digital Realty Trust, Inc.	12,500	816,500
General Growth Properties, Inc.	21,400	555,758
Simon Property Group, Inc.	21,150	3,885,678
Total		5,652,286
TOTAL FINANCIALS		31,404,750

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 15.1%
Biotechnology 3.4%
Alexion Pharmaceuticals, Inc. (b)	5,750	$899,243
Alkermes PLC (b)	8,550	501,629
Biogen, Inc. (b)	3,400	992,154
BioMarin Pharmaceutical, Inc. (b)	4,050	426,546
Celgene Corp. (b)	13,200	1,427,844
Gilead Sciences, Inc.	9,260	909,239
Incyte Corp. (b)	5,000	551,650
Vertex Pharmaceuticals, Inc. (b)	9,210	959,129
Total		6,667,434
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	18,300	736,026
DENTSPLY International, Inc.	15,800	799,006
Stryker Corp.	27,100	2,550,110
Total		4,085,142
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	33,900	3,220,161
Anthem, Inc.	7,115	996,100
UnitedHealth Group, Inc.	10,400	1,206,504
Total		5,422,765
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	18,000	617,940
Pharmaceuticals 6.5%
Johnson & Johnson	66,200	6,179,770
Merck & Co., Inc.	25,200	1,244,628
Pfizer, Inc.	169,320	5,318,341
Total		12,742,739
TOTAL HEALTH CARE		29,536,020
INDUSTRIALS 9.8%
Aerospace & Defense 4.1%
Boeing Co. (The)	31,000	4,059,450
General Dynamics Corp.	28,750	3,966,062
Total		8,025,512
Air Freight & Logistics 1.8%
CH Robinson Worldwide, Inc.	29,200	1,979,176
United Parcel Service, Inc., Class B	16,900	1,667,861
Total		3,647,037
Airlines 1.2%
Delta Air Lines, Inc.	51,750	2,322,023

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 1.0%
Rockwell Automation, Inc.	19,200	$1,948,224
Industrial Conglomerates 1.5%
General Electric Co.	119,600	3,016,312
Professional Services 0.2%
Equifax, Inc.	3,700	359,566
TOTAL INDUSTRIALS		19,318,674
INFORMATION TECHNOLOGY 20.6%
Communications Equipment 2.6%
Cisco Systems, Inc.	170,715	4,481,269
F5 Networks, Inc. (b)	6,100	706,380
Total		5,187,649
Internet Software & Services 2.7%
Facebook, Inc., Class A (b)	12,600	1,132,740
Google, Inc., Class A (b)	625	398,981
VeriSign, Inc. (b)	52,305	3,690,641
Total		5,222,362
IT Services 2.3%
MasterCard, Inc., Class A	49,350	4,447,422
Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	108,900	3,282,246
NVIDIA Corp.	83,600	2,060,740
Total		5,342,986
Software 5.6%
Electronic Arts, Inc. (b)	60,400	4,092,100
Microsoft Corp.	33,930	1,501,742
Oracle Corp.	120,445	4,350,473
Red Hat, Inc. (b)	14,100	1,013,508
Total		10,957,823
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	84,170	9,283,951
TOTAL INFORMATION TECHNOLOGY		40,442,193

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 2.5%
Chemicals 1.1%
LyondellBasell Industries NV, Class A	21,500	$1,792,240
Mosaic Co. (The)	12,200	379,542
Total		2,171,782
Paper & Forest Products 1.4%
International Paper Co.	72,035	2,722,202
TOTAL MATERIALS		4,893,984
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc.	115,900	5,042,809
TOTAL TELECOMMUNICATION SERVICES		5,042,809
UTILITIES 3.4%
Electric Utilities 1.6%
Entergy Corp.	46,200	3,007,620

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.8%
Public Service Enterprise Group, Inc.	85,080	$3,586,973
TOTAL UTILITIES		6,594,593
Total Common Stocks (Cost: $182,161,138)		$194,860,085

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.169% (c)(d)	1,344,347	$1,344,347
Total Money Market Funds (Cost: $1,344,347)		$1,344,347
Total Investments (Cost: $183,505,485)		$196,204,432(e)
Other Assets & Liabilities, Net		(103,542)
Net Assets		$196,100,890

At September 30, 2015, securities totaling $149,872 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	3	USD	1,431,525	12/2015	—	(31,098)
S&P 500 EMINI	3	USD	286,305	12/2015	135	—
Total			1,717,830		135	(31,098)

Notes to Portfolio of Investments

(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,056,745	15,100,373	(14,812,771)	1,344,347	1,346	1,344,347

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	25,248,721	—	—	25,248,721
Consumer Staples	19,035,197	—	—	19,035,197
Energy	13,343,144	—	—	13,343,144
Financials	31,404,750	—	—	31,404,750
Health Care	29,536,020	—	—	29,536,020
Industrials	19,318,674	—	—	19,318,674
Information Technology	40,442,193	—	—	40,442,193
Materials	4,893,984	—	—	4,893,984
Telecommunication Services	5,042,809	—	—	5,042,809
Utilities	6,594,593	—	—	6,594,593
Total Common Stocks	194,860,085	—	—	194,860,085
Money Market Funds	—	1,344,347	—	1,344,347
Total Investments	194,860,085	1,344,347	—	196,204,432
Derivatives
Assets
Futures Contracts	135	—	—	135
Liabilities
Futures Contracts	(31,098)	—	—	(31,098)
Total	194,829,122	1,344,347	—	196,173,469

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,056,745	1,056,745	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Dividend Opportunity Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.5%
CONSUMER DISCRETIONARY 3.5%
Hotels, Restaurants & Leisure 1.6%
McDonald’s Corp.	264,159	$26,027,586
Household Durables 0.5%
Leggett & Platt, Inc.	184,022	7,590,907
Leisure Products 0.4%
Mattel, Inc.	284,145	5,984,094
Media 1.0%
Pearson PLC	460,594	7,852,523
Vivendi SA	372,472	8,794,307
Total		16,646,830
TOTAL CONSUMER DISCRETIONARY		56,249,417
CONSUMER STAPLES 19.7%
Beverages 1.4%
Coca-Cola Co. (The)	229,053	9,189,606
PepsiCo, Inc.	144,576	13,633,517
Total		22,823,123
Food & Staples Retailing 1.5%
Wal-Mart Stores, Inc.	246,498	15,982,930
Wesfarmers Ltd.	283,895	7,847,749
Total		23,830,679
Food Products 1.2%
General Mills, Inc.	349,467	19,615,583
Household Products 2.7%
Procter & Gamble Co. (The)	594,167	42,744,374
Personal Products 0.5%
Unilever PLC	199,248	8,095,934
Tobacco 12.4%
Altria Group, Inc.	1,464,652	79,677,069
British American Tobacco PLC	551,209	30,376,832
Philip Morris International, Inc.	1,045,379	82,929,916
Reynolds American, Inc.	142,661	6,315,602
Total		199,299,419
TOTAL CONSUMER STAPLES		316,409,112

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 15.4%
Oil, Gas & Consumable Fuels 15.4%
Anadarko Petroleum Corp.	81,826	$4,941,472
BP PLC, ADR	499,981	15,279,419
ConocoPhillips	634,813	30,445,632
Enbridge, Inc.	96,673	3,589,469
Exxon Mobil Corp.	884,205	65,740,642
Kinder Morgan, Inc.	891,177	24,667,779
Occidental Petroleum Corp.	683,473	45,211,739
Phillips 66	262,792	20,192,937
Royal Dutch Shell PLC, Class A	623,903	14,666,791
Spectra Energy Corp.	577,834	15,179,699
Suncor Energy, Inc.	288,496	7,708,613
Total		247,624,192
TOTAL ENERGY		247,624,192
FINANCIALS 2.2%
Banks 1.1%
Bank of Montreal	151,756	8,278,290
JPMorgan Chase & Co.	159,462	9,722,398
Total		18,000,688
Capital Markets 1.1%
BlackRock, Inc.	24,155	7,185,388
Deutsche Bank AG, Registered Shares	174,591	4,695,766
New Mountain Finance Corp.	439,610	5,974,300
Total		17,855,454
TOTAL FINANCIALS		35,856,142
HEALTH CARE 15.0%
Biotechnology 0.2%
Baxalta, Inc.	132,122	4,163,164
Pharmaceuticals 14.8%
AbbVie, Inc.	302,051	16,434,595
Bristol-Myers Squibb Co.	412,038	24,392,650
Eli Lilly & Co.	259,998	21,759,233
GlaxoSmithKline PLC	408,574	7,824,767
Johnson & Johnson	678,369	63,325,746
Merck & Co., Inc.	745,985	36,844,199
Pfizer, Inc.	2,126,275	66,786,298
Total		237,367,488
TOTAL HEALTH CARE		241,530,652

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 5.6%
Aerospace & Defense 3.6%
BAE Systems PLC	1,261,703	$8,544,984
Lockheed Martin Corp.	237,637	49,264,526
Total		57,809,510
Air Freight & Logistics 0.3%
Deutsche Post AG	182,824	5,061,222
Commercial Services & Supplies 0.6%
RR Donnelley & Sons Co.	698,204	10,165,850
Industrial Conglomerates 1.1%
General Electric Co.	669,624	16,887,917
TOTAL INDUSTRIALS		89,924,499
INFORMATION TECHNOLOGY 12.6%
Communications Equipment 4.4%
Cisco Systems, Inc.	2,673,758	70,186,148
IT Services 0.5%
Paychex, Inc.	173,851	8,280,523
Semiconductors & Semiconductor Equipment 2.8%
Intel Corp.	1,331,038	40,117,485
Maxim Integrated Products, Inc.	145,710	4,866,714
Total		44,984,199
Software 4.3%
Microsoft Corp.	1,562,677	69,164,084
Technology Hardware, Storage & Peripherals 0.6%
Seagate Technology PLC	234,556	10,508,109
TOTAL INFORMATION TECHNOLOGY		203,123,063
MATERIALS 1.8%
Chemicals 0.8%
LyondellBasell Industries NV, Class A	144,723	12,064,109
Metals & Mining 0.6%
Nucor Corp.	168,734	6,335,962
Rio Tinto PLC	83,452	2,789,947
Total		9,125,909

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 0.4%
International Paper Co.	189,441	$7,158,976
TOTAL MATERIALS		28,348,994
TELECOMMUNICATION SERVICES 8.7%
Diversified Telecommunication Services 7.7%
AT&T, Inc.	2,435,267	79,340,999
BCE, Inc.	319,468	13,085,409
CenturyLink, Inc.	880,645	22,121,803
Orange SA	642,965	9,713,428
Total		124,261,639
Wireless Telecommunication Services 1.0%
Vodafone Group PLC	1,650,506	5,204,584
Vodafone Group PLC, ADR	356,804	11,324,959
Total		16,529,543
TOTAL TELECOMMUNICATION SERVICES		140,791,182
UTILITIES 7.0%
Electric Utilities 3.6%
American Electric Power Co., Inc.	146,989	8,357,795
Duke Energy Corp.	115,075	8,278,496
Exelon Corp.	472,729	14,040,051
PPL Corp.	380,479	12,513,954
Xcel Energy, Inc.	427,132	15,124,744
Total		58,315,040
Multi-Utilities 3.4%
Ameren Corp.	267,241	11,296,277
CMS Energy Corp.	110,683	3,909,323
DTE Energy Co.	80,616	6,479,108
PG&E Corp.	171,782	9,070,089
Public Service Enterprise Group, Inc.	221,643	9,344,469
Sempra Energy	139,419	13,484,606
Total		53,583,872
TOTAL UTILITIES		111,898,912
Total Common Stocks (Cost: $1,517,416,462)		$1,471,756,165

Limited Partnerships 1.3%
FINANCIALS 1.3%
Capital Markets 1.3%
Blackstone Group LP (The)	359,174	11,375,041

Issuer	Shares	Value

Limited Partnerships (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
KKR & Co. LP	522,680	$8,770,570
Total		20,145,611
TOTAL FINANCIALS		20,145,611
Total Limited Partnerships (Cost: $27,089,152)		$20,145,611

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 5.9%
Credit Suisse (a)(b)
(linked to common stock of Eli Lilly & Co.)
12/30/15	8.000%	167,546	13,914,695
(linked to common stock of Phillips 66)
12/17/15	11.800%	63,290	4,891,684
Deutsche Bank AG
(linked to common stock of Intel Corp.) (a)
12/04/15	9.610%	123,415	3,583,972
Goldman Sachs Group, Inc. (The) (a)
(linked to common stock of Baxalta, Inc.)
11/25/15	17.500%	27,820	902,973
(linked to common stock of Bristol-Myers Squibb Co.)
11/25/15	8.100%	276,640	16,451,283
(linked to common stock of Dow Chemical Co. (The))
11/13/15	9.800%	958,170	41,046,757
(linked to common stock of General Electric Co.)
12/31/15	9.550%	201,600	5,079,756
Goldman Sachs Group, Inc. (The) (a)(b)
(linked to common stock of Charles Schwab Corp. (The))
12/22/15	6.050%	259,600	7,447,353
JPMorgan Chase Bank NA
(linked to common stock of Anadarko Petroleum Corp.) (a)
11/24/15	11.700%	32,312	1,998,820

Total Equity-Linked Notes (Cost: $101,808,608)			$95,317,293

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.169% (c)(d)	42,016,919	$42,016,919
Total Money Market Funds (Cost: $42,016,919)		$42,016,919
Total Investments
(Cost: $1,688,331,141)		$1,629,235,988(e)
Other Assets & Liabilities, Net		(21,372,280)
Net Assets		$1,607,863,708

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $95,317,293 or 5.93% of net assets.

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	133,741,912	998,253,909	(1,089,978,902)	42,016,919	53,402	42,016,919

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	39,602,587	16,646,830	—	56,249,417
Consumer Staples	270,088,597	46,320,515	—	316,409,112
Energy	232,957,401	14,666,791	—	247,624,192
Financials	31,160,376	4,695,766	—	35,856,142
Health Care	233,705,885	7,824,767	—	241,530,652
Industrials	76,318,293	13,606,206	—	89,924,499
Information Technology	203,123,063	—	—	203,123,063
Materials	25,559,047	2,789,947	—	28,348,994
Telecommunication Services	125,873,170	14,918,012	—	140,791,182
Utilities	111,898,912	—	—	111,898,912
Total Common Stocks	1,350,287,331	121,468,834	—	1,471,756,165
Limited Partnerships
Financials	20,145,611	—	—	20,145,611
Equity-Linked Notes	—	95,317,293	—	95,317,293
Money Market Funds	—	42,016,919	—	42,016,919
Total Investments	1,370,432,942	258,803,046	—	1,629,235,988

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	133,741,912	133,741,912	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Bond Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 12.8%
BRAZIL 2.2%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	$8,836,000	$2,021,058
Cosan Luxembourg SA (b)
03/14/18	9.500%	BRL	1,000,000	196,746
Total				2,217,804
CHILE 1.3%
Cencosud SA (b)
02/12/45	6.625%		896,000	812,283
Inversiones CMPC SA (b)
09/15/24	4.750%		543,000	540,653
Total				1,352,936
GUATEMALA 1.4%
Agromercantil Senior Trust (b)
04/10/19	6.250%		246,000	244,770
Comcel Trust (b)
02/06/24	6.875%		706,000	697,387
Industrial Senior Trust (b)
11/01/22	5.500%		543,000	502,003
Total				1,444,160
KAZAKHSTAN 0.4%
Zhaikmunai LLP
11/13/19	7.125%		431,000	344,800
MEXICO 3.7%
America Movil SAB de CV
12/05/22	6.450%	MXN	10,860,000	610,296
BBVA Bancomer SA (b)(c)
11/12/29	5.350%		380,000	382,437
Cemex SAB de CV
01/15/21	7.250%		872,000	869,820
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	9,217,667	535,070
Elementia SAB de CV (b)
01/15/25	5.500%		380,000	355,300
Grupo Posadas SAB de CV (b)
06/30/22	7.875%		400,000	360,000
Grupo Televisa SAB
05/14/43	7.250%	MXN	7,940,000	396,670
Mexichem SAB de CV (b)
09/17/44	5.875%		326,000	275,470
Total				3,785,063

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
PANAMA 0.7%
Panama Canal Railway Co.
11/01/26	7.000%		$740,443	$733,779
PERU 0.3%
Union Andina de Cementos SAA (b)
10/30/21	5.875%		353,000	339,763
RUSSIAN FEDERATION 0.9%
Sibur Securities Ltd. (b)
01/31/18	3.914%		977,000	939,053
TURKEY 0.3%
Akbank TAS (b)
03/31/25	5.125%		353,000	326,518
UKRAINE 0.9%
MHP SA (b)
04/02/20	8.250%		1,011,000	851,767
UNITED STATES 0.7%
Kosmos Energy Ltd. (b)
08/01/21	7.875%		487,000	413,950
08/01/21	7.875%		375,000	319,688
Total				733,638
Total Corporate Bonds & Notes (Cost: $17,210,746)				$13,069,281

Foreign Government Obligations(a)(d) 70.5%
ARGENTINA 1.8%
Argentina Bonar Bonds
04/17/17	7.000%		1,345,660	1,355,753
Provincia de Buenos Aires (b)
06/09/21	9.950%		500,000	472,500
Total				1,828,253
BRAZIL 2.1%
Brazilian Government International Bond
01/07/41	5.625%		1,700,000	1,296,250
Petrobras Global Finance BV
03/15/19	7.875%		163,000	134,475
01/27/21	5.375%		995,000	723,863
Total				2,154,588
COLOMBIA 3.6%
Colombia Government International Bond
06/28/27	9.850%	COP	1,484,000,000	546,443

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
COLOMBIA (CONTINUED)
01/18/41	6.125%		$1,308,000	$1,272,959
Ecopetrol SA
01/16/25	4.125%		326,000	274,655
05/28/45	5.875%		488,000	372,100
Emgesa SA ESP
01/25/21	8.750%	COP	998,000,000	327,651
Empresas Publicas de Medellin ESP (b)
02/01/21	8.375%	COP	2,470,000,000	801,157
09/10/24	7.625%	COP	305,000,000	87,910
Total				3,682,875
COSTA RICA 0.5%
Costa Rica Government International Bond (b)
03/12/45	7.158%		624,000	561,600
CROATIA 0.6%
Croatia Government International Bond (b)
01/26/24	6.000%		561,000	591,154
DOMINICAN REPUBLIC 5.7%
Banco de Reservas de La Republica Dominicana (b)
02/01/23	7.000%		787,000	783,211
Dominican Republic International Bond (b)
07/05/19	15.000%	DOP	37,990,000	967,542
01/08/21	14.000%	DOP	29,158,000	725,229
04/20/27	8.625%		1,710,000	1,979,325
04/30/44	7.450%		1,086,000	1,126,725
01/27/45	6.850%		271,000	260,838
Total				5,842,870
ECUADOR 0.9%
Ecuador Government International Bond (b)
03/24/20	10.500%		1,271,000	978,670
EGYPT 0.4%
Egypt Government International Bond (b)
06/11/25	5.875%		400,000	378,080
EL SALVADOR 0.4%
El Salvador Government International Bond (b)
01/18/27	6.375%		73,000	64,058
04/10/32	8.250%		412,000	403,760
Total				467,818
GABON 0.9%
Gabonese Republic
12/12/24	6.375%		783,882	646,703
Gabonese Republic (b)
06/16/25	6.950%		300,000	252,000
Total				898,703

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
GEORGIA 1.2%
Georgian Railway JSC (b)
07/11/22	7.750%		$1,219,000	$1,212,905
GHANA 0.8%
Republic of Ghana (b)
08/07/23	7.875%		515,000	427,553
01/18/26	8.125%		461,000	382,722
Total				810,275
GUATEMALA 0.2%
Guatemala Government Bond (b)
02/13/28	4.875%		200,000	194,500
HUNGARY 3.8%
Hungary Government International Bond
03/29/21	6.375%		722,000	825,029
11/22/23	5.750%		284,000	315,950
03/25/24	5.375%		932,000	1,013,084
03/29/41	7.625%		868,000	1,152,270
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%		508,000	541,020
Total				3,847,353
INDONESIA 8.4%
Indonesia Government International Bond (b)
01/17/38	7.750%		1,986,000	2,330,728
01/15/45	5.125%		300,000	263,200
Indonesia Treasury Bond
11/15/20	11.000%	IDR	6,359,000,000	457,128
09/15/24	10.000%	IDR	10,600,000,000	730,322
05/15/27	7.000%	IDR	3,432,000,000	191,216
03/15/29	9.000%	IDR	3,579,000,000	229,420
PT Pertamina Persero (b)
05/03/42	6.000%		1,335,000	1,104,520
PT Perusahaan Listrik Negara (b)
11/22/21	5.500%		3,311,000	3,339,938
Total				8,646,472
IVORY COAST 1.6%
Ivory Coast Government International Bond
07/23/24	5.375%		446,000	388,537
Ivory Coast Government International Bond (b)
07/23/24	5.375%		300,000	261,750
03/03/28	6.375%		772,000	684,888
Ivory Coast Government International Bond (c)
12/31/32	5.750%		326,000	282,240
Total				1,617,415

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
JAMAICA 0.4%
Jamaica Government International Bond
04/28/28	6.750%		$450,000	$452,250
KAZAKHSTAN 3.2%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%		154,000	167,475
05/05/20	7.000%		1,270,000	1,282,700
04/30/23	4.400%		407,000	343,915
04/30/43	5.750%		814,000	595,237
11/07/44	6.000%		678,000	497,483
Kazakhstan Government International Bond (b)
07/21/25	5.125%		450,000	435,375
Total				3,322,185
MEXICO 6.4%
Comision Federal de Electricidad (b)
06/16/45	6.125%		700,000	658,000
Mexican Bonos
06/09/22	6.500%	MXN	21,570,000	1,324,590
06/03/27	7.500%	MXN	13,720,000	885,472
Mexico Government International Bond
01/23/46	4.600%		543,000	483,270
Petroleos Mexicanos
09/12/24	7.190%	MXN	600,000	33,722
11/12/26	7.470%	MXN	4,700,000	264,708
06/02/41	6.500%		2,844,000	2,615,911
Petroleos Mexicanos (b)
01/23/26	4.500%		299,000	274,385
Total				6,540,058
MOROCCO 0.4%
Morocco Government International Bond (b)
12/11/22	4.250%		418,000	421,135
PAKISTAN 0.5%
Pakistan Government International Bond (b)
12/03/19	6.750%		532,000	544,655
PARAGUAY 0.4%
Republic of Paraguay (b)
08/11/44	6.100%		407,000	398,860

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
PERU 0.4%
Corporacion Financiera de Desarrollo SA (b)
07/15/19	3.250%		$400,000	$400,300
PHILIPPINES 1.3%
Philippine Government International Bond
01/15/21	4.950%	PHP	27,000,000	592,030
Power Sector Assets & Liabilities Management Corp. (b)
12/02/24	7.390%		559,000	726,001
Total				1,318,031
REPUBLIC OF NAMIBIA 0.9%
Namibia International Bonds (b)
11/03/21	5.500%		885,000	908,594
REPUBLIC OF THE CONGO 0.8%
Republic of Congo (c)
06/30/29	4.000%		975,555	788,248
RUSSIAN FEDERATION 6.6%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%		1,266,000	1,093,507
Gazprom OAO Via Gaz Capital SA (b)
03/07/22	6.510%		1,205,000	1,191,444
08/16/37	7.288%		1,096,000	1,048,050
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
12/27/17	5.298%		814,000	801,790
Russian Foreign Bond - Eurobond (b)
04/04/22	4.500%		600,000	600,000
04/04/42	5.625%		1,800,000	1,647,000
Vnesheconombank Via VEB Finance PLC (b)
11/22/25	6.800%		354,000	332,760
Total				6,714,551
SENEGAL 0.9%
Senegal Government International Bond (b)
07/30/24	6.250%		1,019,000	912,005
SERBIA 0.3%
Republic of Serbia (b)
12/03/18	5.875%		342,000	358,245
SOUTH AFRICA 0.6%
Transnet SOC Ltd. (b)
07/26/22	4.000%		651,000	598,920

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
TRINIDAD AND TOBAGO 3.0%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%	$2,811,000	$3,035,880
TUNISIA 0.6%
Banque Centrale de Tunisie SA (b)
01/30/25	5.750%	597,000	573,120
TURKEY 6.2%
Export Credit Bank of Turkey (b)
04/24/19	5.875%	467,000	477,040
09/23/21	5.000%	418,000	395,010
Turkey Government International Bond
03/30/21	5.625%	1,655,000	1,727,406
03/25/22	5.125%	250,000	252,798
09/26/22	6.250%	250,000	267,187
04/14/26	4.250%	597,000	542,524
03/17/36	6.875%	1,932,000	2,089,458
02/17/45	6.625%	560,000	597,592
Total			6,349,015
URUGUAY 0.5%
Uruguay Government International Bond
11/20/45	4.125%	650,000	513,500
VENEZUELA 3.2%
Petroleos de Venezuela SA
04/12/17	5.250%	3,751,000	1,685,699
11/02/17	8.500%	476,300	317,930
11/17/21	9.000%	536,480	191,792
05/16/24	6.000%	3,095,356	1,005,991
Venezuela Government International Bond
12/01/18	7.000%	169,000	61,685
Total			3,263,097

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
ZAMBIA 1.0%
Zambia Government International Bond (b)
04/14/24	8.500%	$487,000	$389,600
07/30/27	8.970%	750,000	611,250
Total			1,000,850
Total Foreign Government Obligations (Cost: $82,557,296)			$72,127,030

		Shares	Value

Money Market Funds 15.1%
Columbia Short-Term Cash Fund, 0.169% (e)(f)		15,439,701	$15,439,701
Total Money Market Funds (Cost: $15,439,701)			$15,439,701
Total Investments (Cost: $115,207,743) (g)			$100,636,012(h)
Other Assets & Liabilities, Net			1,661,774
Net Assets			$102,297,786

At September 30, 2015, cash totaling $33,750 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	10/27/2015	9,600,000 BRL	2,390,022 USD	—	(10,116)
Barclays	10/27/2015	17,500,000 MXN	1,046,510 USD	13,562	—
Citigroup Global Markets, Inc.	10/19/2015	5,700,000,000 COP	1,884,484 USD	42,227	—
JPMorgan Securities, Inc.	10/27/2015	3,660,000 SGD	2,615,407 USD	45,768	—
UBS Securities	10/07/2015	3,718,000 EUR	4,174,385 USD	19,570	—
Total				121,127	(10,116)

Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	25	USD	3,218,360	12/2015	2,037	—

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $50,990,077 or 49.84% of net assets.

(c)	Variable rate security.
(d)	Principal and interest may not be guaranteed by the government.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,440,627	147,092,578	(133,093,504)	15,439,701	8,321	15,439,701

(g)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $115,208,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$885,000
Unrealized Depreciation	(15,457,000)
Net Unrealized Depreciation	$(14,572,000)

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	13,069,281	—	13,069,281
Foreign Government Obligations	—	70,434,259	1,692,771	72,127,030
Money Market Funds	—	15,439,701	—	15,439,701
Total Investments	—	98,943,241	1,692,771	100,636,012
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	121,127	—	121,127
Futures Contracts	2,037	—	—	2,037
Liabilities
Forward Foreign Currency Exchange Contracts	—	(10,116)	—	(10,116)
Total	2,037	99,054,252	1,692,771	100,749,060

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,440,627	1,440,627	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

Foreign Government Obligations ($)
Balance as of December 31, 2014	3,368,543
Increase (decrease) in accrued discounts/premiums	(16,648)
Realized gain (loss)	87,550
Change in unrealized appreciation (depreciation)(a)	(26,978)
Sales	(1,719,696)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2015	1,692,771

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2015 was $(26,978).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio — Emerging Markets Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%
BRAZIL 4.1%
AmBev SA, ADR	2,246,406	$11,007,389
BB Seguridade Participacoes SA	2,035,700	12,677,874
Hypermarcas SA (a)	1,257,900	4,816,477
Raia Drogasil SA	272,300	2,686,254
Ultrapar Participacoes SA	456,300	7,664,275
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	753,800	8,744,422
Total		47,596,691
CHINA 25.6%
3SBio, Inc. (a)	3,457,000	3,540,159
58.Com, Inc., ADR (a)	292,307	13,753,044
AAC Technologies Holdings, Inc.	1,573,000	9,839,378
Alibaba Group Holding Ltd., ADR (a)	153,856	9,072,888
Baidu, Inc., ADR (a)	65,380	8,983,866
Beijing Urban Construction Design & Development Group Co., Ltd. Class H	5,981,000	3,375,817
China Animal Healthcare Ltd. (a)(b)(c)	4,603,000	1,134,409
China Biologic Products, Inc. (a)	94,817	8,516,463
China Mobile Ltd.	2,343,500	28,051,136
China Mobile Ltd., ADR	103,013	6,129,274
China Pacific Insurance Group Co., Ltd., Class H	4,317,600	16,106,153
Chongqing Changan Automobile Co., Ltd., Class B	2,800,778	4,732,243
CT Environmental Group Ltd.	12,059,740	3,789,552
ENN Energy Holdings Ltd.	1,826,000	8,793,542
Industrial & Commercial Bank of China Ltd., Class H	57,097,000	32,985,166
JD.com, Inc. ADR (a)	402,334	10,484,824
Pax Global Technology Ltd.	3,650,000	3,805,375
Ping An Insurance Group Co. of China Ltd., Class H	6,612,500	33,042,565
Shenzhou International Group Holdings Ltd.	3,005,000	15,569,667
Sihuan Pharmaceutical Holdings Group Ltd. (b)(c)	10,023,000	2,004,587
Sinotrans Ltd., Class H	10,954,000	5,169,230
Tencent Holdings Ltd.	3,013,400	50,795,650
Vipshop Holdings Ltd., ADR (a)	674,828	11,337,110
Zhuzhou CSR Times Electric Co., Ltd., Class H	910,000	6,771,341
Total		297,783,439
CZECH REPUBLIC 0.4%
Komercni Banka AS	23,260	5,037,456

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG 2.9%
AIA Group Ltd.	4,272,200	$22,218,646
Techtronic Industries Co., Ltd.	3,140,500	11,707,957
Total		33,926,603
INDIA 15.9%
Apollo Hospitals Enterprise Ltd.	204,680	4,500,822
Asian Paints Ltd.	649,777	8,344,731
Bharat Petroleum Corp., Ltd.	555,536	7,207,960
Bharti Infratel Ltd.	1,360,721	7,373,046
Dish TV India Ltd. (a)	8,215,387	13,355,832
Eicher Motors Ltd.	40,856	11,103,088
Havells India Ltd	1,269,595	4,890,516
HCL Technologies Ltd.	676,666	10,148,025
HDFC Bank Ltd., ADR	184,248	11,255,711
ICICI Bank Ltd., ADR	1,454,740	12,190,721
IndusInd Bank Ltd.	1,350,151	19,432,203
Infosys Ltd.	349,427	6,198,901
Just Dial Ltd.	282,209	4,240,191
LIC Housing Finance Ltd.	751,237	5,392,539
Lupin Ltd.	164,197	5,097,709
Motherson Sumi Systems Ltd.	3,141,399	11,049,703
Natco Pharma Ltd.	41,676	1,567,842
SKS Microfinance Ltd. (a)	916,660	5,678,850
Sun Pharmaceutical Industries Ltd.	540,166	7,147,750
Syngene International Ltd. (a)	1,031,481	5,059,191
Tata Motors Ltd. (a)	793,749	3,610,719
UPL Ltd.	1,487,827	10,426,840
Yes Bank Ltd.	794,224	8,868,866
Total		184,141,756
INDONESIA 2.4%
PT Matahari Department Store Tbk	11,666,300	12,885,562
PT Mitra Keluarga Karyasehat Tbk	1,853,200	3,747,566
PT Nippon Indosari Corpindo Tbk	48,103,200	3,862,915
PT Pakuwon Jati Tbk	146,216,100	3,315,731
PT Sumber Alfaria Trijaya Tbk	104,950,000	4,083,379
Total		27,895,153
MEXICO 3.0%
Alfa SAB de CV, Class A	2,293,100	4,460,075
Cemex SAB de CV, ADR (a)	1,608,536	11,243,667
Grupo Financiero Banorte SAB de CV, Class O	2,228,000	10,928,533
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B	378,432	2,777,691
Grupo Mexico SAB de CV, Class B	2,053,000	4,965,848
Total		34,375,814

Issuer	Shares	Value

Common Stocks (continued)
PERU 0.8%
Credicorp Ltd.	89,659	$9,536,131
PHILIPPINES 3.7%
GT Capital Holdings, Inc.	328,980	8,924,010
Metropolitan Bank & Trust Co.	9,710,251	16,963,857
Robinsons Retail Holdings, Inc.	4,890,090	7,649,002
SM Prime Holdings, Inc.	12,000,800	5,316,461
Universal Robina Corp.	952,310	3,915,419
Total		42,768,749
POLAND 0.4%
Bank Pekao SA	117,314	4,766,465
RUSSIAN FEDERATION 2.6%
Lukoil PJSC, ADR	136,467	4,650,113
Magnit PJSC	89,918	15,993,905
Mail.ru Group Ltd., GDR (a)(d)	222,602	3,873,275
MMC Norilsk Nickel PJSC, ADR	441,544	6,333,949
Total		30,851,242
SOUTH AFRICA 5.2%
Aspen Pharmacare Holdings Ltd.	356,844	7,570,237
AVI Ltd.	1,396,673	8,824,381
Clicks Group Ltd.	429,827	2,786,114
Discovery Ltd.	868,054	8,622,601
Naspers Ltd., Class N	262,285	32,754,350
Total		60,557,683
SOUTH KOREA 10.6%
Cuckoo Electronics Co., Ltd.	46,709	10,740,569
Duk San Neolux Co., Ltd. (a)	158,514	2,397,284
EO Technics Co., Ltd.	38,103	3,548,205
Hotel Shilla Co., Ltd.	55,391	5,398,906
Korea Electric Power Corp.	191,413	7,891,744
LG Uplus Corp.	957,748	9,803,332
LIG Nex1 Co., Ltd. (a)(b)(c)	112,700	6,864,878
Lotte Chemical Corp.	23,032	5,277,960
Samchuly Bicycle Co., Ltd.	199,753	3,478,513
Samsung Electronics Co., Ltd.	32,842	31,510,383
Seegene, Inc. (a)	111,361	3,905,538
SK Hynix, Inc.	304,021	8,670,837
SK Telecom Co., Ltd.	96,048	21,306,883
Wonik IPS Co., Ltd. (a)	304,786	2,361,465
Total		123,156,497

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN 11.6%
Advanced Semiconductor Engineering, Inc.	7,877,000	$8,582,670
Catcher Technology Co., Ltd.	1,123,000	12,005,663
Cathay Financial Holding Co., Ltd.	13,644,700	18,688,446
CTBC Financial Holding Co., Ltd.	21,452,789	11,089,598
Cub Elecparts, Inc. (a)	712,000	8,325,536
Eclat Textile Co., Ltd.	542,120	8,608,137
eMemory Technology, Inc.	644,000	6,373,854
Gigasolar Materials Corp.	287,600	4,433,852
Hermes Microvision, Inc.	78,000	2,973,283
Hota Industrial Manufacturing Co., Ltd.	1,049,000	3,368,850
Largan Precision Co., Ltd.	65,000	5,072,921
Makalot Industrial Co., Ltd.	64,000	528,148
Merida Industry Co., Ltd.	1,073,400	5,796,459
Pegatron Corp.	1,760,000	4,307,233
Superalloy Industrial Co., Ltd.	790,000	2,678,937
Taiwan Semiconductor Manufacturing Co., Ltd.	6,619,838	26,530,174
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	242,445	5,030,734
Total		134,394,495
THAILAND 2.7%
Kasikornbank PCL, Foreign Registered Shares	1,263,800	5,947,008
Mega Lifesciences PCL, Foreign Registered Shares	7,565,600	3,822,464
Muangthai Leasing PCL	7,501,000	3,208,767
Siam Commercial Bank PCL (The), Foreign Registered Shares	1,803,800	6,676,107
Srisawad Power 1979 PCL	4,369,400	4,436,627
Thai Union Group PCL	13,522,600	6,867,952
Total		30,958,925
TURKEY 1.0%
Coca-Cola Icecek AS	453,127	5,182,275
Turk Traktor ve Ziraat Makineleri AS	132,910	3,218,027
Ulker Biskuvi Sanayi AS	609,645	3,858,959
Total		12,259,261
UNITED ARAB EMIRATES 1.0%
Emaar Properties PJSC	6,400,161	11,342,652
UNITED KINGDOM 0.2%
Randgold Resources Ltd.	41,398	2,418,570

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 1.9%
Atento SA (a)	319,956	$3,375,536
Cognizant Technology Solutions Corp., Class A (a)	141,461	8,856,873
Luxoft Holding, Inc. (a)	148,710	9,411,856
Total		21,644,265
Total Common Stocks (Cost: $1,219,566,323)		$1,115,411,847

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.169% (e)(f)	33,435,306	$33,435,306
Total Money Market Funds (Cost: $33,435,306)		$33,435,306
Total Investments (Cost: $1,253,001,629) (g)		$1,148,847,153(h)
Other Assets & Liabilities, Net		12,365,554
Net Assets		$1,161,212,707

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at September 30, 2015 was $10,003,874, which represents 0.86% of net assets.  Information concerning such security holdings at September 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
China Animal Healthcare Ltd.	08-11-2014 - 11-21-2014	3,935,422

LIG Nex1 Co., Ltd.	09-21-2015	7,364,307

Sihuan Pharmaceutical Holdings Group Ltd.	02-23-2015 - 03-04-2015	5,920,476

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $10,003,874, which represents 0.86% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $3,873,275 or 0.33% of net assets.

(e)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	27,429,764	489,506,099	(483,500,557)	33,435,306	24,049	33,435,306

(g)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $1,253,002,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$42,076,000
Unrealized Depreciation	(146,231,000)
Net Unrealized Depreciation	$(104,155,000)

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Brazil	47,596,691	—	—	47,596,691
China	68,277,469	226,366,974	3,138,996	297,783,439
Czech Republic	—	5,037,456	—	5,037,456
Hong Kong	—	33,926,603	—	33,926,603
India	23,446,432	160,695,324	—	184,141,756
Indonesia	—	27,895,153	—	27,895,153
Mexico	34,375,814	—	—	34,375,814
Peru	9,536,131	—	—	9,536,131
Philippines	—	42,768,749	—	42,768,749
Poland	—	4,766,465	—	4,766,465
Russian Federation	4,650,113	26,201,129	—	30,851,242
South Africa	—	60,557,683	—	60,557,683
South Korea	—	116,291,619	6,864,878	123,156,497
Taiwan	5,030,734	129,363,761	—	134,394,495
Thailand	—	30,958,925	—	30,958,925
Turkey	—	12,259,261	—	12,259,261
United Arab Emirates	—	11,342,652	—	11,342,652
United Kingdom	—	2,418,570	—	2,418,570
United States	21,644,265	—	—	21,644,265
Total Common Stocks	214,557,649	890,850,324	10,003,874	1,115,411,847
Money Market Funds	—	33,435,306	—	33,435,306
Total Investments	214,557,649	924,285,630	10,003,874	1,148,847,153

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	27,429,764	27,429,764	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	5,284,283	5,284,283	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 30.3%
AUSTRALIA 1.0%
FMG Resources August 2006 Proprietary Ltd. (b)
03/01/22	9.750%	$35,000	$32,594
Woodside Finance Ltd. (b)
03/05/25	3.650%	2,220,000	2,012,661
Total			2,045,255

CANADA 0.9%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	110,000	107,547
04/01/22	6.000%	36,000	36,540
Bombardier, Inc. (b)
03/15/25	7.500%	61,000	45,750
Cenovus Energy, Inc.
09/15/43	5.200%	350,000	305,363
MDC Partners, Inc. (b)
04/01/20	6.750%	115,000	113,563
NOVA Chemicals Corp. (b)
05/01/25	5.000%	46,000	43,240
Thomson Reuters Corp.
05/23/43	4.500%	525,000	486,931
Valeant Pharmaceuticals International, Inc. (b)
05/15/23	5.875%	120,000	114,675
04/15/25	6.125%	477,000	454,342
Videotron Ltd.
07/15/22	5.000%	57,000	56,145
Videotron Ltd. (b)
06/15/24	5.375%	56,000	55,160
Total			1,819,256

CHILE 0.2%
Empresa Nacional de Telecomunicaciones SA (b)
08/01/26	4.750%	430,000	413,475

FRANCE —%
Numericable-SFR (b)
05/15/22	6.000%	82,000	79,028

GERMANY —%
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	82,000	77,080

IRELAND 0.1%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/01/21	5.000%	42,000	42,840
Allegion PLC
09/15/23	5.875%	45,000	46,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
IRELAND (CONTINUED)
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	$61,000	$60,352
Total			149,317
ITALY 0.1%
Telecom Italia SpA (b)
05/30/24	5.303%	92,000	90,620
Wind Acquisition Finance SA (b)
07/15/20	4.750%	118,000	116,820
Total			207,440
LUXEMBOURG 0.2%
Altice Luxembourg SA (b)
02/15/25	7.625%	13,000	11,472
ArcelorMittal
02/25/22	7.000%	20,000	18,250
INEOS Group Holdings SA (b)
02/15/19	5.875%	93,000	86,490
Intelsat Jackson Holdings SA
10/15/20	7.250%	222,000	203,685
Total			319,897
MEXICO 0.7%
Grupo Bimbo SAB de CV (b)
06/27/44	4.875%	1,580,000	1,387,746
NETHERLANDS 0.3%
LYB International Finance BV
03/15/44	4.875%	415,000	393,180
NXP BV/Funding LLC (b)
06/15/22	4.625%	48,000	47,640
Schaeffler Finance BV (b)
05/15/21	4.250%	75,000	72,000
05/15/21	4.750%	55,000	54,175
Sensata Technologies BV (b)
10/01/25	5.000%	47,000	44,121
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	73,000	68,620
Total			679,736
PERU 0.2%
Union Andina de Cementos SAA (b)
10/30/21	5.875%	400,000	385,000

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
RUSSIAN FEDERATION 0.2%
Sibur Securities Ltd. (b)
01/31/18	3.914%		$463,000	$445,017
SUPRA-NATIONAL 2.1%
European Investment Bank
01/14/21	3.500%	SEK	31,000,000	4,245,581
UKRAINE 0.2%
MHP SA (b)
04/02/20	8.250%		397,000	334,472
UNITED KINGDOM 0.6%
Royal Bank of Scotland Group PLC
05/28/24	5.125%		91,000	91,723
Sky PLC (b)
11/26/22	3.125%		1,125,000	1,090,810
Virgin Media Finance PLC (b)
10/15/24	6.000%		39,000	37,537
01/15/25	5.750%		93,000	87,420
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%		7,000	6,440
Total				1,313,930
UNITED STATES 23.4%
ADT Corp. (The)
07/15/22	3.500%		90,000	79,650
AES Corp. (The)
07/01/21	7.375%		125,000	129,687
AMC Entertainment, Inc.
02/15/22	5.875%		47,000	47,235
06/15/25	5.750%		9,000	8,753
AMC Networks, Inc.
07/15/21	7.750%		55,000	58,163
APX Group, Inc.
12/01/19	6.375%		116,000	111,360
AT&T, Inc.
06/15/45	4.350%		4,200,000	3,604,986
Acadia Healthcare Co., Inc.
07/01/22	5.125%		55,000	54,175
Activision Blizzard, Inc. (b)
09/15/21	5.625%		163,000	171,557
09/15/23	6.125%		24,000	25,500
Aircastle Ltd.
03/15/21	5.125%		59,000	59,148
02/15/22	5.500%		17,000	17,170
Alere, Inc. (b)
07/01/23	6.375%		44,000	44,660

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Allegion US Holding Co., Inc.
10/01/21	5.750%	$36,000	$36,900
Alliance Data Systems Corp. (b)
08/01/22	5.375%	198,000	193,050
Ally Financial, Inc.
02/13/22	4.125%	238,000	229,372
09/30/24	5.125%	70,000	69,125
03/30/25	4.625%	333,000	314,685
Altice US Finance I Corp. (b)
07/15/23	5.375%	39,000	37,440
Altice US Finance II Corp. (b)
07/15/25	7.750%	30,000	26,550
American Axle & Manufacturing, Inc.
03/15/21	6.250%	135,000	134,662
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	127,000	123,825
Amsted Industries, Inc. (b)
09/15/24	5.375%	198,000	192,555
Amsurg Corp.
07/15/22	5.625%	48,000	47,940
Ancestry.com, Inc.
12/15/20	11.000%	41,000	44,895
Angus Chemical Co. (b)
02/15/23	8.750%	61,000	61,000
Antero Resources Corp.
12/01/22	5.125%	123,000	105,780
ArcelorMittal
03/01/21	6.250%	63,000	56,818
Asbury Automotive Group, Inc.
12/15/24	6.000%	35,000	36,050
Audatex North America, Inc. (b)
11/01/23	6.125%	144,000	144,720
Avis Budget Car Rental LLC/Finance, Inc. (b)
03/15/25	5.250%	123,000	113,775
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	55,000	58,094
B&G Foods, Inc.
06/01/21	4.625%	35,000	33,688
Beacon Roofing Supply, Inc. (b)(c)
10/01/23	6.375%	22,000	22,055
Berkshire Hathaway Energy Co.
02/01/45	4.500%	150,000	148,688
Berry Plastics Corp.
05/15/22	5.500%	58,000	56,405
07/15/23	5.125%	63,000	59,378
Berry Plastics Escrow LLC/Corp. (b)(c)
10/15/22	6.000%	26,000	26,065

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	$100,000	$95,000
Boyd Gaming Corp.
05/15/23	6.875%	14,000	14,210
Burlington Northern Santa Fe LLC
04/01/45	4.150%	135,000	125,778
CB Richard Ellis Services, Inc.
03/15/25	5.250%	137,000	138,891
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	135,000	132,958
CCO Holdings LLC/Capital Corp. (b)
05/01/25	5.375%	55,000	50,119
05/01/27	5.875%	38,000	35,245
CHS/Community Health Systems, Inc.
08/01/21	5.125%	22,000	22,385
02/01/22	6.875%	156,000	159,309
CIT Group, Inc.
05/15/20	5.375%	164,000	171,790
CSC Holdings LLC
11/15/21	6.750%	95,000	84,312
CVS Health Corp.
07/20/45	5.125%	165,000	177,367
Cable One, Inc. (b)
06/15/22	5.750%	27,000	26,609
CalAtlantic Group, Inc.
11/15/24	5.875%	34,000	34,850
Caleres, Inc. (b)
08/15/23	6.250%	18,000	18,000
Calpine Corp. (b)
01/15/22	6.000%	169,000	176,182
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	139,000	121,027
Celanese U.S. Holdings LLC
06/15/21	5.875%	65,000	65,569
Centene Corp.
05/15/22	4.750%	44,000	43,780
CenturyLink, Inc.
03/15/22	5.800%	59,000	50,445
CenturyLink, Inc. (b)
04/01/25	5.625%	111,000	88,245
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	89,000	83,771
12/15/21	5.125%	40,000	35,225
Chemours Co. LLC (The) (b)
05/15/23	6.625%	55,000	36,988
05/15/25	7.000%	139,000	91,392
Chesapeake Energy Corp.
03/15/23	5.750%	59,000	38,479
Clean Harbors, Inc.
06/01/21	5.125%	58,000	58,290

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	$163,000	$163,611
Columbia Pipeline Group, Inc. (b)
06/01/45	5.800%	595,000	568,148
Concho Resources, Inc.
04/01/23	5.500%	158,000	150,495
Constellation Brands, Inc.
05/01/23	4.250%	44,000	43,835
11/15/24	4.750%	42,000	42,420
ConvaTec Finance International SA PIK (b)
01/15/19	8.250%	37,000	36,353
Corrections Corp. of America
10/15/22	5.000%	23,000	23,058
Crestwood Midstream Partners LP/Finance Corp.
03/01/22	6.125%	53,000	45,882
Crestwood Midstream Partners LP/Finance Corp. (b)
04/01/23	6.250%	41,000	34,850
Crown Castle International Corp.
01/15/23	5.250%	167,000	176,636
CyrusOne LP/Finance Corp.
11/15/22	6.375%	77,000	78,348
D.R. Horton, Inc.
03/01/19	3.750%	43,000	43,269
02/15/20	4.000%	30,000	30,225
DISH DBS Corp.
06/01/21	6.750%	104,000	100,164
03/15/23	5.000%	76,000	63,650
11/15/24	5.875%	25,000	21,234
DaVita HealthCare Partners, Inc.
05/01/25	5.000%	62,000	59,520
Diamond Foods, Inc. (b)
03/15/19	7.000%	117,000	120,291
Diamondback Energy, Inc.
10/01/21	7.625%	37,000	38,850
DigitalGlobe, Inc. (b)
02/01/21	5.250%	86,000	81,485
Dollar Tree, Inc. (b)
03/01/23	5.750%	111,000	115,162
Dominion Resources, Inc.
12/01/44	4.700%	750,000	742,974
Duke Energy Corp.
08/15/22	3.050%	1,670,000	1,660,964
E*TRADE Financial Corp.
09/15/23	4.625%	141,000	142,410
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	64,000	55,040
06/15/23	6.375%	108,000	79,717
ERAC U.S.A. Finance LLC (b)
02/15/45	4.500%	450,000	416,164

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	$49,000	$43,610
Emdeon, Inc. (b)
02/15/21	6.000%	36,000	34,785
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	59,000	57,304
Energy Transfer Equity LP
01/15/24	5.875%	36,000	32,418
06/01/27	5.500%	120,000	99,600
Entegris, Inc. (b)
04/01/22	6.000%	35,000	35,525
Enterprise Products Operating LLC
02/15/45	5.100%	300,000	273,834
Equinix, Inc.
01/01/22	5.375%	81,000	80,595
FCA US LLC/CG Co-Issuer, Inc.
06/15/21	8.250%	123,000	130,528
First Data Corp.
01/15/21	12.625%	153,000	173,846
First Data Corp. (b)
08/15/23	5.375%	70,000	69,300
Five Corners Funding Trust (b)
11/15/23	4.419%	1,200,000	1,259,114
Florida East Coast Holdings Corp. (b)
05/01/19	6.750%	68,000	66,640
Fresenius Medical Care U.S. Finance II, Inc. (b)
01/31/22	5.875%	13,000	13,943
10/15/24	4.750%	78,000	77,025
Frontier Communications Corp.
07/01/21	9.250%	50,000	48,151
01/15/25	6.875%	193,000	152,470
Frontier Communications Corp. (b)
09/15/20	8.875%	20,000	19,600
09/15/22	10.500%	25,000	24,375
09/15/25	11.000%	85,000	82,238
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	120,000	121,800
HCA, Inc.
05/01/23	5.875%	58,000	60,175
02/01/25	5.375%	423,000	418,770
04/15/25	5.250%	180,000	183,825
HD Supply, Inc.
07/15/20	7.500%	47,000	48,880
HD Supply, Inc. (b)
12/15/21	5.250%	87,000	87,435
HUB International Ltd. (b)
10/01/21	7.875%	161,000	153,755
HealthSouth Corp. (b)
11/01/24	5.750%	21,000	20,738
09/15/25	5.750%	13,000	12,610
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	106,000	109,445

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Hologic, Inc. (b)
07/15/22	5.250%	$42,000	$42,420
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	59,000	60,180
Huntsman International LLC
11/15/20	4.875%	68,000	59,085
IHS, Inc.
11/01/22	5.000%	35,000	33,644
IMS Health, Inc. (b)
11/01/20	6.000%	56,000	57,400
Infor US, Inc. (b)
08/15/20	5.750%	13,000	12,935
International Game Technology PLC (b)
02/15/22	6.250%	110,000	102,300
International Lease Finance Corp.
12/15/20	8.250%	309,000	361,530
Interval Acquisition Corp. (b)
04/15/23	5.625%	50,000	49,250
JM Huber Corp. (b)
11/01/19	9.875%	176,000	185,020
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	99,000	96,277
Kinder Morgan Energy Partners LP
09/01/22	3.950%	2,697,000	2,532,637
02/15/23	3.450%	785,000	696,447
Kraft Heinz Co. (The) (b)
07/15/45	5.200%	400,000	423,620
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	48,000	45,360
Lamar Media Corp.
01/15/24	5.375%	23,000	23,230
Laredo Petroleum, Inc.
01/15/22	5.625%	102,000	91,290
05/01/22	7.375%	33,000	31,928
03/15/23	6.250%	137,000	124,670
Level 3 Communications, Inc.
12/01/22	5.750%	114,000	111,862
Level 3 Financing, Inc. (b)
05/01/25	5.375%	300,000	285,000
Liberty Mutual Group, Inc. (b)
06/15/23	4.250%	1,205,000	1,246,244
LifePoint Health, Inc.
12/01/21	5.500%	43,000	43,430
MGM Resorts International
10/01/20	6.750%	60,000	61,950
12/15/21	6.625%	52,000	53,300
03/15/23	6.000%	50,000	48,563
MSCI, Inc. (b)
11/15/24	5.250%	57,000	57,570

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
08/15/25	5.750%	$68,000	$68,510
Mallinckrodt International Finance SA/CB LLC (b)
10/15/23	5.625%	50,000	45,500
04/15/25	5.500%	36,000	32,085
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	383,000	371,031
07/15/23	4.500%	29,000	26,613
Meritage Homes Corp.
04/01/22	7.000%	196,000	211,435
Molson Coors Brewing Co.
05/01/42	5.000%	585,000	515,821
NCR Corp.
12/15/23	6.375%	36,000	35,280
NRG Energy, Inc.
07/15/22	6.250%	69,000	62,790
NRG Yield Operating LLC
08/15/24	5.375%	115,000	100,912
National Financial Partners Corp. (b)
07/15/21	9.000%	16,000	15,440
Navient Corp.
01/15/19	5.500%	60,000	55,763
03/25/24	6.125%	136,000	108,800
Neptune Finco Corp. (b)(c)
10/15/25	6.625%	95,000	95,950
10/15/25	10.875%	81,000	81,810
Netflix, Inc. (b)
02/15/22	5.500%	26,000	26,260
02/15/25	5.875%	179,000	183,922
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	40,000	40,000
Nortek, Inc.
04/15/21	8.500%	69,000	72,450
Northwest Pipeline LLC
06/15/16	7.000%	2,515,000	2,625,969
04/15/17	5.950%	1,105,000	1,175,545
Oasis Petroleum, Inc.
01/15/23	6.875%	138,000	106,950
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%	56,000	57,820
Oracle Corp.
05/15/45	4.125%	590,000	556,716
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	70,000	70,875
Owens-Brockway Glass Container, Inc. (b)
08/15/23	5.875%	32,000	32,200
PPL Capital Funding, Inc.
06/01/23	3.400%	3,567,000	3,572,340
PQ Corp. (b)
11/01/18	8.750%	236,000	237,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Pacific Gas & Electric Co.
02/15/44	4.750%	$474,000	$498,864
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	156,000	151,320
Penn National Gaming, Inc.
11/01/21	5.875%	59,000	59,516
Penske Automotive Group, Inc.
12/01/24	5.375%	118,000	115,640
PetSmart, Inc. (b)
03/15/23	7.125%	59,000	59,664
Pinnacle Entertainment, Inc.
08/01/21	6.375%	34,000	35,983
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	475,000	435,757
02/15/45	4.900%	957,000	854,690
Post Holdings, Inc.
02/15/22	7.375%	42,000	42,630
Post Holdings, Inc. (b)
03/15/24	7.750%	52,000	53,300
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	112,000	106,120
Qualitytech LP/Finance Corp.
08/01/22	5.875%	84,000	84,000
Quicken Loans, Inc. (b)
05/01/25	5.750%	58,000	54,448
Quintiles Transnational Corp. (b)
05/15/23	4.875%	42,000	41,580
RHP Hotel Properties LP/Finance Corp. (b)
04/15/23	5.000%	35,000	34,650
RSP Permian, Inc. (b)
10/01/22	6.625%	59,000	56,345
Range Resources Corp.
03/15/23	5.000%	49,000	43,334
Regency Energy Partners LP/Finance Corp.
03/01/22	5.875%	156,000	159,864
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	120,000	121,200
Rite Aid Corp. (b)
04/01/23	6.125%	60,000	59,550
Riverbed Technology, Inc. (b)
03/01/23	8.875%	77,000	70,070
Rose Rock Midstream LP/Finance Corp. (b)
11/15/23	5.625%	34,000	29,580
SBA Communications Corp
07/15/22	4.875%	41,000	40,231
SM Energy Co.
06/01/25	5.625%	95,000	81,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Sabine Pass Liquefaction LLC (b)
03/01/25	5.625%	$98,000	$86,362
Scientific Games International, Inc.
12/01/22	10.000%	107,000	93,357
Scientific Games International, Inc. (b)
01/01/22	7.000%	124,000	122,140
Scripps Networks Interactive, Inc.
06/15/25	3.950%	1,575,000	1,524,586
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	67,000	70,183
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	108,000	102,060
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	59,000	56,345
Spectrum Brands, Inc.
11/15/22	6.625%	54,000	57,105
Spectrum Brands, Inc. (b)
07/15/25	5.750%	228,000	232,560
Springleaf Finance Corp.
12/15/17	6.900%	110,000	114,950
10/01/23	8.250%	52,000	57,200
Springs Industries, Inc.
06/01/21	6.250%	243,000	240,874
Sprint Communications, Inc. (b)
11/15/18	9.000%	500,000	525,000
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	48,000	47,640
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	28,000	27,720
Synovus Financial Corp.
02/15/19	7.875%	96,000	107,280
T-Mobile USA, Inc.
01/15/22	6.125%	63,000	60,795
04/28/22	6.731%	58,000	57,855
04/01/23	6.625%	18,000	17,820
04/28/23	6.836%	62,000	61,380
01/15/24	6.500%	22,000	21,326
03/01/25	6.375%	103,000	98,880
Talen Energy Supply LLC (b)
06/01/25	6.500%	54,000	46,440
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	132,000	117,150
11/15/23	4.250%	123,000	102,397
Targa Resources Partners LP/Finance Corp. (b)
03/15/24	6.750%	52,000	49,660
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/23	5.875%	86,000	85,677
Teachers Insurance & Annuity Association of America (b)
09/15/44	4.900%	700,000	723,891
Teleflex, Inc.
06/15/24	5.250%	8,000	8,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
Tempur Sealy International, Inc.
12/15/20	6.875%	$19,000	$20,093
Tempur Sealy International, Inc. (b)
10/15/23	5.625%	36,000	36,135
Tenet Healthcare Corp.
03/01/19	5.500%	158,000	156,420
10/01/20	6.000%	92,000	97,060
04/01/21	4.500%	29,000	28,565
06/15/23	6.750%	82,000	81,385
TerraForm Power Operating LLC (b)
06/15/25	6.125%	32,000	27,680
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	38,000	37,240
10/15/22	6.250%	63,000	61,425
Time Warner Cable, Inc.
09/15/42	4.500%	1,230,000	972,466
TransDigm, Inc.
10/15/20	5.500%	76,000	72,438
TransDigm, Inc. (b)
05/15/25	6.500%	37,000	34,780
USG Corp. (b)
11/01/21	5.875%	22,000	22,880
United Rentals North America, Inc.
04/15/22	7.625%	68,000	72,080
Universal Health Services, Inc. (b)
08/01/22	4.750%	58,000	59,160
Univision Communications, Inc. (b)
05/15/23	5.125%	75,000	71,250
02/15/25	5.125%	165,000	154,687
VeriSign, Inc.
04/01/25	5.250%	84,000	83,370
Verizon Communications, Inc.
11/01/42	3.850%	1,020,000	849,199
WhiteWave Foods Co. (The)
10/01/22	5.375%	132,000	136,950
Whiting Petroleum Corp.
04/01/23	6.250%	131,000	113,315
Windstream Services LLC
10/15/20	7.750%	36,000	30,600
ZF North America Capital, Inc. (b)
04/29/25	4.750%	195,000	178,669
Zayo Group LLC/Capital, Inc. (b)
04/01/23	6.000%	155,000	150,350
05/15/25	6.375%	60,000	57,600
Zebra Technologies Corp. (b)
10/15/22	7.250%	98,000	104,370
iHeartCommunications, Inc.
09/15/22	9.000%	89,000	72,980
03/15/23	10.625%	59,000	50,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
UNITED STATES (CONTINUED)
iStar, Inc.
07/01/19	5.000%	$123,000	$116,850
Total			47,768,829
VIRGIN ISLANDS 0.1%
Platform Specialty Products Corp. (b)
02/01/22	6.500%	181,000	155,660
Total Corporate Bonds & Notes (Cost: $63,994,874)			$61,826,719

Residential Mortgage-Backed Securities - Agency 1.0%
UNITED STATES 1.0%
Federal Home Loan Mortgage Corp.
09/01/17- 08/01/33	6.500%	50,656	57,629
05/01/18	4.500%	27,334	28,315
04/01/33	6.000%	141,729	162,136
Federal National Mortgage Association
04/01/17	6.500%	11,145	11,389
05/01/32- 11/01/32	7.500%	100,076	118,251
04/01/33- 01/01/36	6.000%	1,408,391	1,603,621
Total			1,981,341
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,784,075)			$1,981,341

Residential Mortgage-Backed Securities - Non-Agency 1.6%
UNITED STATES 1.6%
Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A3 (b)(d)
11/25/37	2.721%	3,307,962	3,267,648
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $3,361,953)			$3,267,648

Commercial Mortgage-Backed Securities - Non-Agency 4.2%
UNITED STATES 4.2%
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A (b)(d)
10/26/44	2.444%	4,100,000	4,030,565

Issuer	Coupon Rate		Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
UNITED STATES (CONTINUED)
GS Mortgage Securities Trust Series 2007-GG10 Class AM (d)
08/10/45	5.988%		$2,500,000	$2,508,460
Rialto Real Estate Fund LP Series 2014-LT5 Class A (b)
05/15/24	2.850%		2,014,428	2,011,118
Total				8,550,143
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $8,620,289)				$8,550,143

Asset-Backed Securities - Non-Agency 7.9%
UNITED STATES 7.9%
Centre Point Funding LLC Series 2012-2A Class 1 (b)
08/20/21	2.610%		2,765,980	2,770,696
Exeter Automobile Receivables Trust Series 2015-1A Class A (b)
06/17/19	1.600%		2,254,661	2,253,863
New York Mortgage Trust Residential LLC (b)(d)
Series 2013-RP1A Class A
07/25/18	4.250%		1,113,823	1,129,498
Series 2013-RP2A Class A
09/25/18	4.600%		990,243	1,000,014
SBA Tower Trust (b)
04/16/18	2.240%		6,500,000	6,508,509
SpringCastle America Funding LLC Series 2014-AA Class A (b)
05/25/23	2.700%		1,705,911	1,708,244
Westgate Resorts LLC Series 2013-1A Class B (b)
08/20/25	3.750%		739,152	746,462
Total				16,117,286
Total Asset-Backed Securities - Non-Agency (Cost: $16,119,314)				$16,117,286

Inflation-Indexed Bonds(a) 4.4%
ITALY 3.1%
Italy Buoni Poliennali Del Tesoro
09/15/19	2.350%	EUR	2,871,726	3,500,432
09/15/21	2.100%	EUR	1,530,682	1,884,253
09/15/41	2.550%	EUR	650,430	878,678
Total				6,263,363

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
MEXICO 1.3%
Mexican Udibonos
11/15/40	4.000%	MXN	$42,477,728	$2,656,455
Total Inflation-Indexed Bonds (Cost: $9,327,316)				$8,919,818

Foreign Government Obligations(a)(e) 29.6%
ARGENTINA 0.9%
Argentina Bonar Bonds
04/17/17	7.000%		1,815,000	1,828,612
BRAZIL 0.3%
Brazilian Government International Bond
01/07/41	5.625%		606,000	462,075
Petrobras Global Finance BV
01/27/21	5.375%		106,000	77,115
Total				539,190
COLOMBIA 2.3%
Colombia Government International Bond
06/28/27	9.850%	COP	4,910,000,000	1,807,974
09/18/37	7.375%		414,000	464,715
01/18/41	6.125%		402,000	391,230
Empresas Publicas de Medellin ESP (b)
09/10/24	7.625%	COP	7,105,000,000	2,047,879
Total				4,711,798
CROATIA 0.1%
Croatia Government International Bond (b)
01/26/24	6.000%		200,000	210,750
DOMINICAN REPUBLIC 0.6%
Dominican Republic International Bond (b)
04/20/27	8.625%		1,092,000	1,263,990
EL SALVADOR 0.1%
El Salvador Government International Bond (b)
01/24/23	7.750%		252,000	250,110
GEORGIA 0.2%
Georgian Railway JSC (b)
07/11/22	7.750%		463,000	460,685
GHANA 0.3%
Republic of Ghana (b)
01/18/26	8.125%		662,000	549,592

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
GUATEMALA 0.4%
Guatemala Government Bond (b)
06/06/22	5.750%		$728,000	$762,580
HUNGARY 0.7%
Hungary Government International Bond
03/25/24	5.375%		378,000	410,886
03/29/41	7.625%		696,000	923,940
Total				1,334,826
INDONESIA 3.4%
Indonesia Government International Bond (b)
01/17/18	6.875%		622,000	681,009
05/05/21	4.875%		364,000	375,240
01/15/24	5.875%		1,324,000	1,401,729
01/17/38	7.750%		202,000	237,063
Indonesia Treasury Bond
05/15/16	10.750%	IDR	8,410,000,000	582,385
11/15/20	11.000%	IDR	18,370,000,000	1,320,559
07/15/22	10.250%	IDR	16,217,000,000	1,136,851
03/15/29	9.000%	IDR	18,064,000,000	1,157,933
Total				6,892,769
ITALY —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	191	327
KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%		199,000	216,413
MEXICO 8.0%
Mexican Bonos
12/07/23	8.000%	MXN	12,910,000	860,590
12/05/24	10.000%	MXN	78,020,000	5,879,125
05/31/29	8.500%	MXN	9,430,000	658,274
11/23/34	7.750%	MXN	111,220,000	7,286,851
Mexico Government International Bond
09/27/34	6.750%		104,000	124,280
Petroleos Mexicanos
03/01/18	5.750%		501,000	530,283
01/24/22	4.875%		430,000	425,790
01/18/24	4.875%		563,000	544,928
Total				16,310,121
NETHERLANDS 0.2%
Petrobras Global Finance BV
03/17/24	6.250%		563,000	409,751

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
PANAMA 0.1%
Ena Norte Trust (b)
04/25/23	4.950%		$292,328	$293,790
PARAGUAY 0.1%
Republic of Paraguay (b)
08/11/44	6.100%		232,000	227,360
PERU 0.7%
Corporacion Financiera de Desarrollo SA (b)(d)
07/15/29	5.250%		200,000	196,500
Peruvian Government International Bond
08/12/26	8.200%	PEN	3,840,000	1,229,218
Total				1,425,718
PHILIPPINES 0.1%
Power Sector Assets & Liabilities Management Corp. (b)
05/27/19	7.250%		232,000	268,540
PORTUGAL 3.6%
Portugal Obrigacoes do Tesouro OT (b)
10/15/25	2.875%	EUR	6,270,000	7,303,294
ROMANIA 2.7%
Romania Government Bond
02/24/25	4.750%	RON	19,500,000	5,356,034
Romanian Government International Bond (b)
01/22/24	4.875%		232,000	249,400
Total				5,605,434
RUSSIAN FEDERATION 1.1%
Gazprom OAO Via Gaz Capital SA (b)
11/22/16	6.212%		199,000	205,834
03/07/22	6.510%		1,274,000	1,259,667
08/16/37	7.288%		189,000	180,731
Russian Foreign Bond - Eurobond (d)
03/31/30	7.500%		558,110	656,477
Total				2,302,709
SERBIA 0.1%
Republic of Serbia (b)
12/03/18	5.875%		232,000	243,020
SPAIN 1.1%
Spain Government Bond (b)
01/31/22	5.850%	EUR	640,000	914,221
10/31/44	5.150%	EUR	780,000	1,231,439
Total				2,145,660

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(e) (continued)
TRINIDAD AND TOBAGO 0.9%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%	$1,683,000	$1,817,640
TURKEY 1.1%
Export Credit Bank of Turkey (b)
09/23/21	5.000%	463,000	437,535
Turkey Government International Bond
06/05/20	7.000%	440,000	486,200
02/05/25	7.375%	430,000	491,813
03/17/36	6.875%	827,000	894,400
Total			2,309,948
URUGUAY 0.1%
Uruguay Government International Bond
03/21/36	7.625%	182,000	224,998
ZAMBIA 0.3%
Zambia Government International Bond (b)
04/14/24	8.500%	662,000	529,600
Total Foreign Government Obligations (Cost: $68,307,974)			$60,439,225

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
UNITED STATES 0.1%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (d)(f)
08/21/20	5.750%	182,000	183,820
Riverbed Technology, Inc. Term Loan (d)(f)
04/25/22	6.000%	55,216	55,216
Total			239,036
Total Senior Loans (Cost: $239,318)			$239,036

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.1%
OTC 5-Year Interest Rate Swap(g)
	13,999,000	2.15	09/09/16	$118,664
Total Options Purchased Puts (Cost: $192,136)				$118,664

	Shares	Value

Money Market Funds 14.2%
Columbia Short-Term Cash Fund, 0.169% (h)(i)	28,941,724	$28,941,724
Total Money Market Funds (Cost: $28,941,724)		$28,941,724

Total Investments (Cost: $200,888,973) (j)	$190,401,604(k)
Other Assets & Liabilities, Net	13,444,564
Net Assets	$203,846,168

At September 30, 2015, cash totaling $5,006,243 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	10/06/2015	7,592,000 AUD	5,312,689 USD	—	(14,942)
Barclays	10/06/2015	7,139,000 AUD	5,176,346 USD	166,603	—
BNP Paribas	10/06/2015	1,714,000 EUR	1,914,332 USD	—	(1,010)
BNP Paribas	10/06/2015	521,000 EUR	591,462 USD	9,260	—
BNP Paribas	10/06/2015	1,891,998,000 JPY	15,748,280 USD	—	(23,748)
BNP Paribas	10/06/2015	140,195,000 JPY	1,175,673 USD	6,983	—
BNP Paribas	10/06/2015	39,219,000 NZD	25,243,560 USD	178,489	—
BNP Paribas	10/06/2015	10,644,088 USD	9,323,000 EUR	—	(225,925)
BNP Paribas	10/06/2015	34,046,886 USD	4,072,869,000 JPY	—	(94,734)
BNP Paribas	10/06/2015	10,738,886 USD	1,301,707,000 JPY	112,372	—
BNP Paribas	10/06/2015	25,560,591 USD	39,219,000 NZD	—	(495,520)
CITI	10/06/2015	345,000 EUR	388,601 USD	3,074	—
CITI	10/06/2015	6,276,368 USD	5,600,000 EUR	—	(18,541)
CITI	10/06/2015	18,996,499 USD	17,045,000 EUR	50,761	—
CITI	10/27/2015	162,000 CAD	121,599 USD	221	—
CITI	10/27/2015	63,910,000,000 IDR	4,356,569 USD	34,592	—
CITI	10/27/2015	682,409 USD	959,000 AUD	—	(10,230)
CITI	10/27/2015	645,822 USD	4,297,000 DKK	—	(1,931)
Credit Suisse	10/27/2015	17,560,391 USD	15,671,000 EUR	—	(42,819)
Deutsche Bank	10/27/2015	21,504,000 RON	5,445,429 USD	9,326	—
Goldman Sachs	10/27/2015	284,783,000 MXN	17,034,177 USD	224,689	—
Goldman Sachs	10/27/2015	32,929,000 SEK	3,943,357 USD	6,949	—
HSBC	10/06/2015	3,802,213,000 CLP	5,455,895 USD	—	(4,703)
HSBC	10/06/2015	3,614,390,000 CLP	5,220,467 USD	29,613	—
HSBC	10/06/2015	10,606,511 USD	7,416,603,000 CLP	44,940	—
HSBC	10/27/2015	12,150,000,000 COP	4,025,712 USD	102,513	—
HSBC	10/27/2015	55,000,000 JPY	459,427 USD	818	—
HSBC	10/27/2015	556,834 USD	155,000,000 HUF	—	(4,526)
HSBC	10/27/2015	24,451,021 USD	2,952,028,000 JPY	163,972	—
HSBC	10/27/2015	335,442 USD	1,432,000 MYR	—	(9,502)
HSBC	10/27/2015	442,951 USD	6,000,000 ZAR	—	(11,912)
Morgan Stanley	10/06/2015	10,504,000 EUR	11,719,449 USD	—	(18,446)
Morgan Stanley	10/06/2015	3,579,000 EUR	4,112,555 USD	113,133	—
Morgan Stanley	10/06/2015	10,481,268 USD	9,327,000 EUR	—	(58,634)
Morgan Stanley	10/06/2015	5,281,443 USD	4,756,000 EUR	33,240	—
Morgan Stanley	10/27/2015	760,295 USD	2,846,000 PLN	—	(11,975)
State Street	10/27/2015	1,813,328 USD	2,402,000 CAD	—	(13,639)
Standard Chartered	10/06/2015	280,199,000 MXN	16,534,121 USD	—	(35,120)
Standard Chartered	10/06/2015	262,030,000 MXN	15,690,420 USD	195,583	—
Standard Chartered	10/06/2015	21,431,341 USD	364,306,000 MXN	111,469	—
Standard Chartered	10/27/2015	250,000 GBP	379,957 USD	1,815	—
Standard Chartered	10/27/2015	4,402,000 PEN	1,360,742 USD	9,283	—
Standard Chartered	10/27/2015	247,343 USD	240,000 CHF	—	(875)
Standard Chartered	10/27/2015	7,455,205 USD	4,809,000 GBP	—	(181,273)
Standard Chartered	10/27/2015	250,350 USD	2,060,000 NOK	—	(8,474)
Standard Chartered	10/27/2015	311,543 USD	440,000 SGD	—	(2,625)
Total				1,609,698	(1,291,104)

Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10Y BOND FUT	216	AUD	19,620,313	12/2015	145,967	—
Euro-BTP Future	27	EUR	4,111,841	12/2015	—	(1,228)
EURO-BUND FUTURE	83	EUR	14,485,711	12/2015	213,469	—
LONG GILT FUTURE	53	GBP	9,545,721	12/2015	141,607	—
US 10YR NOTE (CBT)	74	USD	9,526,344	12/2015	138,355	—
US 2YR NOTE (CBT)	4	USD	876,125	12/2015	—	(146)
US LONG BOND(CBT)	22	USD	3,461,562	12/2015	—	(46,093)
US ULTRA BOND CBT	58	USD	9,303,562	12/2015	45,799	—
Total			70,931,179		685,197	(47,467)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30Y BND	(6)	EUR	(1,044,143)	12/2015	—	(27,316)
US 5YR NOTE (CBT)	(162)	USD	(19,523,532)	12/2015	—	(19,236)
Total			(20,567,675)		—	(46,552)

Credit Default Swap Contracts Outstanding at September 30, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	CDX Emerging Markets Index 24-V1	12/20/2020	1.000	2,000,000	255,450	(236,010)	(555)	18,885	—
Barclays	CDX Emerging Markets Index 24-V1	12/20/2020	1.000	21,800,000	2,784,409	(2,671,593)	(6,056)	106,760
Goldman Sachs International	Republic of Colombia	12/20/2020	1.000	9,135,000	642,759	(553,821)	(2,537)	86,401	—
Goldman Sachs International	Republic of Turkey	12/20/2020	1.000	9,530,000	951,096	(848,105)	(2,647)	100,344	—
Total								312,390	—

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 25-V1	12/20/2020	1.000	0.888	65,850,000	(288,128)	17,833	—	(270,295)
Morgan Stanley*	CDX North America High Yield 25-V1	12/20/2020	5.000	5.020	3,500,000	(3,051)	4,861	1,810	—
Total								1,810	(270,295)

*Centrally cleared swap contract

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at September 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	28-Day MXN TIIE-Banxico	Receive	5.519	03/05/2020	MXN	88,000,000	—	—	(56,983)
Morgan Stanley*	6-Month HUF-BUBOR	Receive	2.219	06/02/2020	HUF	3,400,000,000	(51)	—	(217,166)
Morgan Stanley*	6-Month HUF-BUBOR	Receive	2.300	06/04/2020	HUF	4,300,000,000	(64)	—	(332,976)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.697	07/13/2020	USD	29,900,000	(286)	—	(561,002)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.959	01/28/2025	USD	52,000,000	(462)	—	(118,643)
Total								—	(1,286,770)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $70,226,799 or 34.45% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)	Principal and interest may not be guaranteed by the government.
(f)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(g)	Purchased swaption contracts outstanding at September 30, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.150	09/13/2021	13,999,000	192,136	118,664

(h)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(i)

As defined in the Investment Company Act of 1940 (the 1940 Act), an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Although the Fund is not subject to the requirements of the 1940 Act, the Fund generally complies with the same definition as set forth in the rule.  Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	31,874,792	689,752,468	(692,685,536)	28,941,724	35,456	28,941,724

(j)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $200,889,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,553,000
Unrealized Depreciation	(12,040,000)
Net Unrealized Depreciation	$(10,487,000)

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro

GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
RON	Romania, New Lei
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	61,826,719	—	61,826,719
Residential Mortgage-Backed Securities - Agency	—	1,981,341	—	1,981,341
Residential Mortgage-Backed Securities - Non-Agency	—	3,267,648	—	3,267,648
Commercial Mortgage-Backed Securities - Non-Agency	—	8,550,143	—	8,550,143
Asset-Backed Securities - Non-Agency	—	16,117,286	—	16,117,286
Inflation-Indexed Bonds	—	8,919,818	—	8,919,818
Foreign Government Obligations	—	60,439,225	—	60,439,225
Senior Loans	—	239,036	—	239,036
Options Purchased Puts	—	118,664	—	118,664
Money Market Funds	—	28,941,724	—	28,941,724
Total Investments	—	190,401,604	—	190,401,604
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,609,698	—	1,609,698
Futures Contracts	685,197	—	—	685,197
Swap Contracts	—	314,200	—	314,200
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,291,104)	—	(1,291,104)
Futures Contracts	(94,019)	—	—	(94,019)
Swap Contracts	—	(1,557,065)	—	(1,557,065)
Total	591,178	189,477,333	—	190,068,511

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	31,874,792	31,874,792	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,767,929	—	—	2,767,929

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 96.1%
Aerospace & Defense 0.8%
Bombardier, Inc. (a)
03/15/25	7.500%	$1,157,000	$867,750
TransDigm, Inc.
07/15/21	7.500%	805,000	839,213
07/15/22	6.000%	266,000	248,045
07/15/24	6.500%	832,000	781,955
TransDigm, Inc. (a)
05/15/25	6.500%	1,025,000	963,500
Total			3,700,463
Automotive 1.1%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	1,047,000	1,044,382
Schaeffler Finance BV (a)
05/15/21	4.250%	691,000	663,360
05/15/21	4.750%	1,052,000	1,036,220
Schaeffler Holding Finance BV PIK (a)
11/15/19	6.250%	1,014,000	1,074,840
ZF North America Capital, Inc. (a)
04/29/22	4.500%	875,000	826,875
04/29/25	4.750%	682,000	624,883
Total			5,270,560
Banking 2.4%
Ally Financial, Inc.
02/13/22	4.125%	2,238,000	2,156,872
05/19/22	4.625%	2,544,000	2,502,660
09/30/24	5.125%	741,000	731,738
03/30/25	4.625%	1,072,000	1,013,040
Royal Bank of Scotland Group PLC
05/28/24	5.125%	2,366,000	2,384,793
Synovus Financial Corp.
02/15/19	7.875%	2,456,000	2,744,580
Total			11,533,683
Brokerage/Asset Managers/Exchanges 0.6%
E*TRADE Financial Corp.
11/15/22	5.375%	1,337,000	1,417,220
09/15/23	4.625%	974,000	983,740
National Financial Partners Corp. (a)
07/15/21	9.000%	376,000	362,840
Total			2,763,800
Building Materials 2.5%
Allegion PLC
09/15/23	5.875%	972,000	996,300
Allegion US Holding Co., Inc.
10/01/21	5.750%	770,000	789,250
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	1,821,000	1,775,475

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Beacon Roofing Supply, Inc. (a)(b)
10/01/23	6.375%	$465,000	$466,162
HD Supply, Inc.
07/15/20	7.500%	2,145,000	2,230,800
07/15/20	11.500%	860,000	971,800
HD Supply, Inc. (a)
12/15/21	5.250%	971,000	975,855
NCI Building Systems, Inc. (a)
01/15/23	8.250%	1,452,000	1,520,970
Nortek, Inc.
04/15/21	8.500%	1,545,000	1,622,250
RSI Home Products, Inc. (a)
03/15/23	6.500%	746,000	751,595
Total			12,100,457
Cable and Satellite 9.1%
Altice Financing SA (a)
02/15/23	6.625%	1,047,000	1,007,737
Altice US Finance I Corp. (a)
07/15/23	5.375%	864,000	829,440
Altice US Finance II Corp. (a)
07/15/25	7.750%	921,000	815,085
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	905,000	891,312
01/31/22	6.625%	300,000	302,250
09/30/22	5.250%	480,000	450,000
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	259,000	238,772
05/01/25	5.375%	2,080,000	1,895,400
05/01/27	5.875%	621,000	575,978
CCO Safari II LLC (a)
07/23/25	4.908%	1,285,000	1,278,836
CSC Holdings LLC
02/15/19	8.625%	448,000	461,440
11/15/21	6.750%	1,111,000	986,013
Cable One, Inc. (a)
06/15/22	5.750%	591,000	582,431
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	677,000	637,226
12/15/21	5.125%	299,000	263,307
12/15/21	5.125%	414,000	364,579
Cogeco Cable, Inc. (a)
05/01/20	4.875%	428,000	423,720
DISH DBS Corp.
09/01/19	7.875%	1,007,000	1,055,668
06/01/21	6.750%	3,183,000	3,065,611
07/15/22	5.875%	239,000	211,515
11/15/24	5.875%	610,000	518,119
DigitalGlobe, Inc. (a)
02/01/21	5.250%	1,219,000	1,155,002
Hughes Satellite Systems Corp.
06/15/21	7.625%	1,390,000	1,489,037

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Intelsat Jackson Holdings SA
10/15/20	7.250%	$3,600,000	$3,303,000
04/01/21	7.500%	1,225,000	1,130,062
Intelsat Luxembourg SA
06/01/21	7.750%	201,000	132,660
06/01/23	8.125%	1,184,000	769,600
Neptune Finco Corp. (a)(b)
01/15/23	10.125%	870,000	879,788
10/15/25	6.625%	2,334,000	2,357,340
10/15/25	10.875%	2,637,000	2,663,370
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	1,110,000	1,060,050
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	1,809,000	1,700,460
Unitymedia GmbH (a)
01/15/25	6.125%	1,551,000	1,531,612
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	920,000	920,000
01/15/25	5.000%	1,342,000	1,261,480
Videotron Ltd.
07/15/22	5.000%	1,002,000	986,970
Videotron Ltd. (a)
06/15/24	5.375%	720,000	709,200
Virgin Media Finance PLC (a)
10/15/24	6.000%	470,000	452,375
01/15/25	5.750%	2,839,000	2,668,660
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	1,231,000	1,132,520
Ziggo Bond Finance BV (a)
01/15/25	5.875%	703,000	643,245
Total			43,800,870
Chemicals 3.8%
Angus Chemical Co. (a)
02/15/23	8.750%	1,194,000	1,194,000
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	1,535,000	1,621,344
Celanese U.S. Holdings LLC
06/15/21	5.875%	553,000	557,839
Chemours Co. LLC (The) (a)
05/15/23	6.625%	1,643,000	1,104,917
05/15/25	7.000%	1,013,000	666,048
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	1,067,000	949,630
Huntsman International LLC
11/15/20	4.875%	703,000	610,837
INEOS Group Holdings SA (a)
08/15/18	6.125%	272,000	256,360
02/15/19	5.875%	1,477,000	1,373,610
NOVA Chemicals Corp. (a)
05/01/25	5.000%	1,057,000	993,580

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
PQ Corp. (a)
11/01/18	8.750%	$6,120,000	$6,150,600
Platform Specialty Products Corp. (a)
02/01/22	6.500%	2,413,000	2,075,180
WR Grace & Co. (a)
10/01/21	5.125%	795,000	785,062
Total			18,339,007
Construction Machinery 0.3%
United Rentals North America, Inc.
04/15/22	7.625%	916,000	970,960
06/15/23	6.125%	547,000	545,291
Total			1,516,251
Consumer Cyclical Services 2.2%
ADT Corp. (The)
03/15/20	5.250%	765,000	786,037
07/15/22	3.500%	1,113,000	985,005
APX Group, Inc.
12/01/19	6.375%	2,973,000	2,854,080
12/01/20	8.750%	2,042,000	1,725,490
Corrections Corp. of America
10/15/22	5.000%	497,000	498,243
IHS, Inc.
11/01/22	5.000%	1,396,000	1,341,905
Interval Acquisition Corp. (a)
04/15/23	5.625%	994,000	979,090
Monitronics International, Inc.
04/01/20	9.125%	1,395,000	1,255,500
Total			10,425,350
Consumer Products 1.2%
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	1,501,000	1,572,297
Spectrum Brands, Inc.
11/15/22	6.625%	722,000	763,515
Spectrum Brands, Inc. (a)
07/15/25	5.750%	1,142,000	1,164,840
Springs Industries, Inc.
06/01/21	6.250%	1,514,000	1,500,753
Tempur Sealy International, Inc. (a)
10/15/23	5.625%	779,000	781,921
Total			5,783,326
Diversified Manufacturing 0.5%
Amsted Industries, Inc. (a)
03/15/22	5.000%	44,000	43,340
09/15/24	5.375%	1,229,000	1,195,202
Entegris, Inc. (a)
04/01/22	6.000%	1,404,000	1,425,060
Total			2,663,602

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric 1.8%
AES Corp. (The)
06/01/20	8.000%	$1,290,000	$1,457,700
07/01/21	7.375%	706,000	732,475
NRG Energy, Inc.
07/15/22	6.250%	2,661,000	2,421,510
NRG Yield Operating LLC
08/15/24	5.375%	1,773,000	1,555,807
Talen Energy Supply LLC (a)
06/01/25	6.500%	1,229,000	1,056,940
TerraForm Power Operating LLC (a)
02/01/23	5.875%	1,573,000	1,388,173
06/15/25	6.125%	261,000	225,765
Total			8,838,370
Environmental 0.1%
Clean Harbors, Inc.
06/01/21	5.125%	535,000	537,675
Finance Companies 5.5%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	4,506,000	4,500,367
10/01/21	5.000%	1,155,000	1,178,100
Aircastle Ltd.
03/15/21	5.125%	802,000	804,005
02/15/22	5.500%	550,000	555,500
CIT Group, Inc.
05/15/20	5.375%	1,332,000	1,395,270
CIT Group, Inc. (a)
04/01/18	6.625%	495,000	528,413
International Lease Finance Corp.
05/15/19	6.250%	607,000	646,455
12/15/20	8.250%	1,230,000	1,439,100
04/15/21	4.625%	1,153,000	1,158,765
Navient Corp.
10/26/20	5.000%	752,000	630,402
01/25/22	7.250%	788,000	689,500
03/25/24	6.125%	1,380,000	1,104,000
10/25/24	5.875%	2,300,000	1,805,500
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	793,000	818,772
12/15/21	7.250%	762,000	773,430
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	2,800,000	2,653,000
Quicken Loans, Inc. (a)
05/01/25	5.750%	1,257,000	1,180,009
Springleaf Finance Corp.
12/15/17	6.900%	953,000	995,885
06/01/20	6.000%	442,000	443,658
10/01/21	7.750%	975,000	1,040,812
10/01/23	8.250%	715,000	786,500
iStar, Inc.
07/01/19	5.000%	1,383,000	1,313,850
Total			26,441,293

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 1.6%
B&G Foods, Inc.
06/01/21	4.625%	$767,000	$738,238
Constellation Brands, Inc.
11/15/19	3.875%	392,000	399,840
05/01/23	4.250%	337,000	335,736
11/15/24	4.750%	1,319,000	1,332,190
Diamond Foods, Inc. (a)
03/15/19	7.000%	1,358,000	1,396,194
Post Holdings, Inc.
02/15/22	7.375%	343,000	348,145
Post Holdings, Inc. (a)
12/15/22	6.000%	227,000	217,636
03/15/24	7.750%	1,404,000	1,439,100
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,480,000	1,535,500
Total			7,742,579
Gaming 5.2%
Boyd Gaming Corp.
05/15/23	6.875%	1,338,000	1,358,070
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	452,000	457,650
11/01/23	5.375%	845,000	857,675
International Game Technology PLC (a)
02/15/22	6.250%	1,582,000	1,471,260
02/15/25	6.500%	510,000	459,000
MGM Resorts International
03/01/18	11.375%	2,059,000	2,357,555
10/01/20	6.750%	510,000	526,575
12/15/21	6.625%	1,853,000	1,899,325
03/15/23	6.000%	676,000	656,565
Penn National Gaming, Inc.
11/01/21	5.875%	523,000	527,576
Pinnacle Entertainment, Inc.
08/01/21	6.375%	1,400,000	1,481,662
Scientific Games International, Inc.
12/01/22	10.000%	3,857,000	3,365,233
Scientific Games International, Inc. (a)
01/01/22	7.000%	2,493,000	2,455,605
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	2,470,000	2,581,150
10/01/20	7.804%	540,000	576,531
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	1,185,000	1,113,900
Tunica-Biloxi Gaming Authority (a)(c)
11/15/15	9.000%	5,259,000	2,892,450
Total			25,037,782
Health Care 9.3%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	396,000	390,060
02/15/23	5.625%	467,000	469,335

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Air Medical Merger Sub Corp. (a)
05/15/23	6.375%	$836,000	$758,670
Alere, Inc. (a)
07/01/23	6.375%	937,000	951,055
Amsurg Corp.
11/30/20	5.625%	719,000	729,785
CHS/Community Health Systems, Inc.
08/01/21	5.125%	427,000	434,473
02/01/22	6.875%	3,937,000	4,020,504
ConvaTec Finance International SA PIK (a)
01/15/19	8.250%	1,251,000	1,229,107
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	2,056,000	2,138,240
07/15/24	5.125%	1,055,000	1,036,010
Emdeon, Inc.
12/31/19	11.000%	1,775,000	1,890,375
Emdeon, Inc. (a)
02/15/21	6.000%	779,000	752,709
ExamWorks Group, Inc.
04/15/23	5.625%	552,000	559,590
Fresenius Medical Care U.S. Finance II, Inc. (a)
09/15/18	6.500%	246,000	269,887
07/31/19	5.625%	554,000	591,395
01/31/22	5.875%	1,121,000	1,202,273
10/15/24	4.750%	777,000	767,288
HCA, Inc.
02/15/22	7.500%	3,233,000	3,653,290
02/01/25	5.375%	5,089,000	5,038,110
04/15/25	5.250%	1,836,000	1,875,015
HealthSouth Corp. (a)
11/01/24	5.750%	468,000	462,150
09/15/25	5.750%	275,000	266,750
Hologic, Inc. (a)
07/15/22	5.250%	908,000	917,080
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	858,000	900,900
LifePoint Health, Inc.
12/01/21	5.500%	1,628,000	1,644,280
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	1,565,000	1,568,912
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	1,215,000	1,205,887
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	578,000	572,220
Tenet Healthcare Corp.
10/01/20	6.000%	886,000	934,730
04/01/21	4.500%	2,075,000	2,043,875
04/01/22	8.125%	3,570,000	3,794,553
06/15/23	6.750%	1,741,000	1,727,942
Total			44,796,450

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance 0.3%
Centene Corp.
05/15/22	4.750%	$1,342,000	$1,335,290
Home Construction 1.0%
CalAtlantic Group, Inc.
11/15/24	5.875%	460,000	471,500
Meritage Homes Corp.
03/01/18	4.500%	994,000	998,970
04/15/20	7.150%	410,000	445,875
04/01/22	7.000%	928,000	1,001,080
06/01/25	6.000%	220,000	221,100
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/21	5.250%	724,000	720,380
04/15/23	5.875%	93,000	92,651
03/01/24	5.625%	848,000	814,080
Total			4,765,636
Independent Energy 6.6%
Antero Resources Corp.
12/01/22	5.125%	2,026,000	1,742,360
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	1,856,000	1,616,019
Chesapeake Energy Corp.
02/15/21	6.125%	554,000	386,069
03/15/23	5.750%	728,000	474,792
Concho Resources, Inc.
01/15/22	6.500%	1,515,000	1,492,275
04/01/23	5.500%	2,860,000	2,724,150
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	1,735,000	1,700,300
Diamondback Energy, Inc.
10/01/21	7.625%	370,000	388,500
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	614,000	528,040
09/01/22	7.750%	523,000	418,400
06/15/23	6.375%	2,135,000	1,575,886
Laredo Petroleum, Inc.
01/15/22	5.625%	1,690,000	1,512,550
05/01/22	7.375%	1,117,000	1,080,698
03/15/23	6.250%	2,779,000	2,528,890
Oasis Petroleum, Inc.
11/01/21	6.500%	893,000	705,470
03/15/22	6.875%	717,000	568,079
01/15/23	6.875%	1,265,000	980,375
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	3,486,000	3,381,420
RSP Permian, Inc.
10/01/22	6.625%	591,000	567,360
RSP Permian, Inc. (a)
10/01/22	6.625%	690,000	658,950
Range Resources Corp.
03/15/23	5.000%	3,207,000	2,836,191

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
SM Energy Co.
11/15/22	6.125%	$842,000	$779,692
06/01/25	5.625%	397,000	341,420
Whiting Petroleum Corp.
03/15/21	5.750%	2,282,000	1,975,071
04/01/23	6.250%	1,009,000	872,785
Total			31,835,742
Leisure 1.6%
Activision Blizzard, Inc. (a)
09/15/21	5.625%	3,914,000	4,119,485
09/15/23	6.125%	138,000	146,625
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	1,170,000	1,184,625
06/01/24	5.375%	619,000	620,547
Cinemark USA, Inc.
12/15/22	5.125%	528,000	517,440
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	1,057,000	998,865
Total			7,587,587
Lodging 1.0%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	1,285,000	1,326,762
Playa Resorts Holding BV (a)
08/15/20	8.000%	3,009,000	2,993,955
RHP Hotel Properties LP/Finance Corp. (a)
04/15/23	5.000%	314,000	310,860
Total			4,631,577
Media and Entertainment 5.6%
AMC Networks, Inc.
12/15/22	4.750%	2,012,000	1,896,310
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	2,997,000	3,004,493
11/15/22	6.500%	3,166,000	3,177,872
Lamar Media Corp.
01/15/24	5.375%	571,000	576,710
MDC Partners, Inc. (a)
04/01/20	6.750%	2,574,000	2,541,825
Netflix, Inc. (a)
02/15/22	5.500%	1,411,000	1,425,110
02/15/25	5.875%	3,042,000	3,125,655
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	846,000	846,000
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	112,000	113,400
03/15/25	5.875%	2,026,000	2,041,195
Outfront Media Capital LLC/Corp. (a)
02/15/24	5.625%	188,000	190,585
Univision Communications, Inc. (a)
05/15/23	5.125%	2,255,000	2,142,250
02/15/25	5.125%	2,598,000	2,435,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
iHeartCommunications, Inc.
03/01/21	9.000%	$2,852,000	$2,396,393
03/15/23	10.625%	1,130,000	960,500
Total			26,873,923
Metals 0.5%
Alcoa, Inc.
10/01/24	5.125%	930,000	885,825
ArcelorMittal
03/01/21	6.250%	1,172,000	1,056,992
02/25/22	7.000%	589,000	537,462
Total			2,480,279
Midstream 4.7%
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	2,073,000	1,969,350
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	181,000	162,448
03/01/22	6.125%	517,000	447,567
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	1,156,000	982,600
Energy Transfer Equity LP
01/15/24	5.875%	793,000	714,096
06/01/27	5.500%	2,589,000	2,148,870
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	2,451,000	2,374,406
07/15/23	4.500%	553,000	507,488
12/01/24	4.875%	3,852,000	3,524,580
Rose Rock Midstream LP/Finance Corp. (a)
11/15/23	5.625%	857,000	745,590
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	3,029,000	2,669,306
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	76,000	67,450
11/15/23	4.250%	1,534,000	1,277,055
Targa Resources Partners LP/Finance Corp. (a)
01/15/18	5.000%	1,934,000	1,842,135
11/15/19	4.125%	749,000	672,228
03/15/24	6.750%	1,123,000	1,072,465
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	385,000	377,300
10/15/22	6.250%	1,128,000	1,099,800
Total			22,654,734
Other Financial Institutions 0.2%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	832,000	854,880
Other Industry 0.2%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	963,000	976,295

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging 2.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	$979,000	$981,448
Berry Plastics Corp.
05/15/22	5.500%	690,000	671,025
07/15/23	5.125%	1,925,000	1,814,312
Berry Plastics Escrow LLC/Corp. (a)(b)
10/15/22	6.000%	570,000	571,425
Beverage Packaging Holdings (Luxembourg) II SA (a)
06/15/17	6.000%	277,000	271,114
Owens-Brockway Glass Container, Inc. (a)
08/15/23	5.875%	2,000	2,013
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	2,848,000	2,719,840
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,790,000	1,807,900
02/15/21	8.250%	1,059,000	1,056,352
Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	1,400,000	1,323,000
Total			11,218,429
Pharmaceuticals 4.3%
Capsugel SA PIK (a)
05/15/19	7.000%	461,000	461,000
Concordia Healthcare Corp. (a)
04/15/23	7.000%	734,000	642,250
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	1,570,000	1,524,862
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	1,740,000	1,718,250
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,468,000	1,452,410
Horizon Pharma Financing, Inc. (a)
05/01/23	6.625%	587,000	518,028
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	2,155,000	2,095,737
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	1,077,000	980,070
04/15/25	5.500%	457,000	407,301
Quintiles Transnational Corp. (a)
05/15/23	4.875%	1,091,000	1,080,090
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	2,413,000	2,409,984
07/15/21	7.500%	1,855,000	1,910,650
12/01/21	5.625%	1,042,000	1,000,320
03/01/23	5.500%	776,000	737,200
05/15/23	5.875%	2,438,000	2,329,814
04/15/25	6.125%	1,788,000	1,703,070
Total			20,971,036

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty 0.8%
HUB International Ltd. (a)
10/01/21	7.875%	$3,784,000	$3,613,720
Hub Holdings LLC/Finance, Inc. PIK (a)
07/15/19	8.125%	364,000	351,260
Total			3,964,980
Railroads 0.2%
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	1,240,000	1,215,200
Restaurants 0.6%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	1,980,000	1,935,846
04/01/22	6.000%	953,000	967,295
Total			2,903,141
Retailers 2.1%
Asbury Automotive Group, Inc.
12/15/24	6.000%	768,000	791,040
Caleres, Inc. (a)
08/15/23	6.250%	398,000	398,000
Dollar Tree, Inc. (a)
03/01/20	5.250%	282,000	289,163
03/01/23	5.750%	1,494,000	1,550,025
Group 1 Automotive, Inc.
06/01/22	5.000%	630,000	620,550
Neiman Marcus Group Ltd. LLC (a)
10/15/21	8.000%	535,000	551,050
Penske Automotive Group, Inc.
12/01/24	5.375%	835,000	818,300
PetSmart, Inc. (a)
03/15/23	7.125%	1,231,000	1,244,849
Rite Aid Corp.
06/15/21	6.750%	485,000	497,125
02/15/27	7.700%	602,000	686,280
Rite Aid Corp. (a)
04/01/23	6.125%	2,682,000	2,661,885
Total			10,108,267
Technology 5.2%
Alliance Data Systems Corp. (a)
04/01/20	6.375%	1,221,000	1,254,577
08/01/22	5.375%	2,604,000	2,538,900
Ancestry.com, Inc.
12/15/20	11.000%	354,000	387,630
Equinix, Inc.
04/01/23	5.375%	2,357,000	2,305,382
First Data Corp.
01/15/21	12.625%	2,340,000	2,658,825
06/15/21	10.625%	152,000	166,630

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
First Data Corp. (a)
11/01/20	6.750%	$1,334,000	$1,394,030
01/15/21	8.250%	1,070,000	1,110,125
08/15/23	5.375%	1,501,000	1,485,990
Goodman Networks, Inc.
07/01/18	12.125%	787,000	401,370
Infor US, Inc. (a)
08/15/20	5.750%	292,000	290,540
MSCI, Inc. (a)
11/15/24	5.250%	1,407,000	1,421,070
08/15/25	5.750%	1,298,000	1,307,735
NCR Corp.
12/15/21	5.875%	458,000	448,840
12/15/23	6.375%	539,000	528,220
NXP BV/Funding LLC (a)
06/15/22	4.625%	1,065,000	1,057,013
Qualitytech LP/Finance Corp.
08/01/22	5.875%	952,000	952,000
Riverbed Technology, Inc. (a)
03/01/23	8.875%	1,635,000	1,487,850
VeriSign, Inc.
05/01/23	4.625%	1,140,000	1,108,650
04/01/25	5.250%	1,172,000	1,163,210
Zebra Technologies Corp. (a)
10/15/22	7.250%	1,736,000	1,848,840
Total			25,317,427
Wireless 6.8%
Altice Luxembourg SA (a)
05/15/22	7.750%	1,739,000	1,582,490
Crown Castle International Corp.
04/15/22	4.875%	788,000	819,126
01/15/23	5.250%	1,145,000	1,211,066
Numericable-SFR (a)
05/15/19	4.875%	995,000	962,662
05/15/22	6.000%	2,468,000	2,378,535
SBA Telecommunications, Inc.
07/15/20	5.750%	1,277,000	1,315,310
Sprint Communications, Inc.
08/15/20	7.000%	540,000	455,285
11/15/21	11.500%	738,000	730,620
Sprint Communications, Inc. (a)
11/15/18	9.000%	5,812,000	6,102,600
03/01/20	7.000%	1,728,000	1,728,000
Sprint Corp.
09/15/21	7.250%	688,000	563,300
09/15/23	7.875%	1,135,000	918,641
06/15/24	7.125%	1,560,000	1,200,576
02/15/25	7.625%	459,000	355,438
T-Mobile USA, Inc.
04/28/21	6.633%	1,543,000	1,546,857
01/15/22	6.125%	695,000	670,675
04/28/22	6.731%	641,000	639,398
03/01/23	6.000%	1,014,000	978,510
04/01/23	6.625%	1,511,000	1,495,890

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
01/15/24	6.500%	$1,109,000	$1,075,037
03/01/25	6.375%	310,000	297,600
Wind Acquisition Finance SA (a)
04/30/20	6.500%	1,793,000	1,855,755
07/15/20	4.750%	2,435,000	2,410,650
04/23/21	7.375%	1,388,000	1,370,650
Total			32,664,671
Wirelines 4.1%
CenturyLink, Inc.
06/15/21	6.450%	1,351,000	1,236,165
03/15/22	5.800%	540,000	461,700
CenturyLink, Inc. (a)
04/01/25	5.625%	1,358,000	1,079,610
Frontier Communications Corp.
07/01/21	9.250%	185,000	178,157
04/15/24	7.625%	1,081,000	902,635
01/15/25	6.875%	2,474,000	1,954,460
Frontier Communications Corp. (a)
09/15/20	8.875%	433,000	424,340
09/15/22	10.500%	941,000	917,475
09/15/25	11.000%	2,588,000	2,503,890
Level 3 Financing, Inc.
06/01/20	7.000%	1,610,000	1,674,400
01/15/21	6.125%	875,000	899,509
08/15/22	5.375%	1,031,000	1,002,647
Telecom Italia SpA (a)
05/30/24	5.303%	1,784,000	1,757,240
Windstream Services LLC
10/15/20	7.750%	628,000	533,800
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	604,000	655,340
Zayo Group LLC/Capital, Inc. (a)
04/01/23	6.000%	3,660,000	3,550,200
05/15/25	6.375%	147,000	141,120
Total			19,872,688
Total Corporate Bonds & Notes (Cost: $483,002,569)			$463,523,300

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.2%
Health Care 0.9%
American Renal Holdings, Inc. 2nd Lien Term Loan (d)(e)
03/20/20	8.500%	$2,269,000	$2,260,491
U.S. Renal Care, Inc. (d)(e)
2nd Lien Term Loan
01/03/20	10.250%	1,554,000	1,554,000
Tranche B1 2nd Lien Term Loan
01/03/20	8.500%	628,657	633,372
Total			4,447,863

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology 0.3%
Applied Systems, Inc. 2nd Lien Term Loan (d)(e)
01/24/22	7.500%	$202,000	$199,728
Riverbed Technology, Inc. Term Loan (d)(e)
04/25/22	6.000%	1,261,598	1,261,598
Total			1,461,326
Total Senior Loans (Cost: $5,865,139)			$5,909,189

Issuer	Shares	Value

Limited Partnerships —%
Financials —%
Diversified Financial Services —%
Varde Fund V LP (f)(g)	5,000,000	$10,506
TOTAL FINANCIALS		10,506
Total Limited Partnerships (Cost: $—)		$10,506

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.169% (h)(i)	8,100,926	8,100,926
Total Money Market Funds (Cost: $8,100,926)		$8,100,926
Total Investments (Cost: $496,968,634) (j)		$477,543,921(k)
Other Assets & Liabilities, Net		5,031,071
Net Assets		$482,574,992

At September 30, 2015, cash totaling $151,200 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2015

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(112)	USD	(14,418,251)	12/2015	—	(9,673)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $223,235,771 or 46.26% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2015, the value of these securities amounted to $2,892,450, which represents 0.60% of net assets.

(d)	Variable rate security.
(e)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(f)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at September 30, 2015 was $10,506, which represents less than 0.01% of net assets.  Information concerning such security holdings at September 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Varde Fund V LP	04-27-2000 - 06-19-2000	—*

* The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $10,506, which represents less than 0.01% of net assets.

(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,874,723	127,780,747	(132,554,544)	8,100,926	10,698	8,100,926

(i)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(j)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $496,969,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,627,000
Unrealized Depreciation	(25,052,000)
Net Unrealized Depreciation	$(19,425,000)

(k)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	463,523,300	—	463,523,300
Senior Loans	—	4,355,189	1,554,000	5,909,189
Limited Partnerships
Financials	—	—	10,506	10,506
Money Market Funds	—	8,100,926	—	8,100,926
Total Investments	—	475,979,415	1,564,506	477,543,921
Derivatives
Liabilities
Futures Contracts	(9,673)	—	—	(9,673)
Total	(9,673)	475,979,415	1,564,506	477,534,248

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	12,874,723	12,874,723	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,234,965	—	—	2,234,965

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Portfolio of Investments

Columbia Variable Portfolio – Income Opportunities Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 90.0%
Aerospace & Defense 1.0%
ADS Tactical, Inc. (a)
04/01/18	11.000%	$1,289,000	$1,318,003
Bombardier, Inc. (a)
03/15/25	7.500%	800,000	600,000
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	1,218,000	1,242,360
TransDigm, Inc.
07/15/22	6.000%	3,125,000	2,914,062
Total			6,074,425
Automotive 0.2%
Lear Corp. Escrow Bond (b)(c)(d)
12/01/16	8.750%	595,000	—
ZF North America Capital, Inc. (a)
04/29/22	4.500%	1,068,000	1,009,260
Total			1,009,260
Banking 2.8%
Ally Financial, Inc.
02/13/22	4.125%	2,669,000	2,572,249
05/19/22	4.625%	2,332,000	2,294,105
03/30/25	4.625%	1,233,000	1,165,185
11/01/31	8.000%	1,536,000	1,779,364
Popular, Inc.
07/01/19	7.000%	1,279,000	1,215,050
Royal Bank of Scotland Group PLC
05/28/24	5.125%	4,858,000	4,896,587
Synovus Financial Corp.
02/15/19	7.875%	3,157,000	3,527,947
Total			17,450,487
Brokerage/Asset Managers/Exchanges 0.6%
E*TRADE Financial Corp.
11/15/22	5.375%	1,480,000	1,568,800
09/15/23	4.625%	2,072,000	2,092,720
Total			3,661,520
Building Materials 1.1%
Allegion PLC
09/15/23	5.875%	1,087,000	1,114,175
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,145,000	1,173,625
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	3,182,000	3,102,450
Beacon Roofing Supply, Inc. (a)(e)
10/01/23	6.375%	592,000	593,480
HD Supply, Inc. (a)
12/15/21	5.250%	1,133,000	1,138,665
Total			7,122,395

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite 7.6%
Altice Financing SA (a)
02/15/23	6.625%	$2,219,000	$2,135,787
Altice US Finance I Corp. (a)
07/15/23	5.375%	2,093,000	2,009,280
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	1,834,000	1,719,375
01/15/24	5.750%	2,200,000	2,101,000
CCO Holdings LLC/Capital Corp. (a)
05/01/25	5.375%	2,218,000	2,021,153
CSC Holdings LLC
06/01/24	5.250%	1,284,000	1,012,755
Cable One, Inc. (a)
06/15/22	5.750%	718,000	707,589
Cequel Communications Holdings I LLC/Capital Corp. (a)
12/15/21	5.125%	906,000	797,846
DISH DBS Corp.
06/01/21	6.750%	2,756,000	2,654,359
07/15/22	5.875%	3,130,000	2,770,050
11/15/24	5.875%	1,905,000	1,618,059
DigitalGlobe, Inc. (a)
02/01/21	5.250%	1,298,000	1,229,855
Hughes Satellite Systems Corp.
06/15/19	6.500%	1,640,000	1,760,868
Intelsat Jackson Holdings SA
04/01/21	7.500%	3,540,000	3,265,650
Neptune Finco Corp. (a)(e)
01/15/23	10.125%	543,000	549,109
10/15/25	6.625%	5,250,000	5,302,500
10/15/25	10.875%	1,646,000	1,662,460
Quebecor Media, Inc. (a)(b)(d)
01/15/49	9.750%	1,855,000	41,181
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	1,271,000	1,213,805
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	3,270,000	3,073,800
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/25	5.000%	3,255,000	3,059,700
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	5,501,000	5,060,920
Ziggo Bond Finance BV (a)
01/15/25	5.875%	998,000	913,170
Total			46,680,271
Chemicals 4.3%
Angus Chemical Co. (a)
02/15/23	8.750%	2,224,000	2,224,000
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	2,285,000	2,413,531

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Celanese U.S. Holdings LLC
06/15/21	5.875%	$1,268,000	$1,279,095
Chemours Co. LLC (The) (a)
05/15/23	6.625%	2,280,000	1,533,300
05/15/25	7.000%	1,025,000	673,938
Huntsman International LLC (a)
11/15/22	5.125%	1,669,000	1,431,167
INEOS Group Holdings SA (a)
02/15/19	5.875%	1,586,000	1,474,980
JM Huber Corp. (a)
11/01/19	9.875%	905,000	951,381
NOVA Chemicals Corp. (a)
05/01/25	5.000%	3,344,000	3,143,360
PQ Corp. (a)
11/01/18	8.750%	8,566,000	8,608,830
Platform Specialty Products Corp. (a)
02/01/22	6.500%	3,379,000	2,905,940
Total			26,639,522
Construction Machinery 0.2%
United Rentals North America, Inc.
04/15/22	7.625%	1,256,000	1,331,360

Consumer Cyclical Services 2.0%
ADT Corp. (The)
07/15/22	3.500%	683,000	604,455
06/15/23	4.125%	1,680,000	1,512,000
APX Group, Inc.
12/01/19	6.375%	6,704,000	6,435,840
Corrections Corp. of America
10/15/22	5.000%	632,000	633,580
IHS, Inc.
11/01/22	5.000%	899,000	864,164
Interval Acquisition Corp. (a)
04/15/23	5.625%	2,111,000	2,079,335
Total			12,129,374
Consumer Products 1.1%
Spectrum Brands, Inc.
11/15/22	6.625%	899,000	950,693
Spectrum Brands, Inc. (a)
07/15/25	5.750%	1,269,000	1,294,380
Springs Industries, Inc.
06/01/21	6.250%	1,960,000	1,942,850
Tempur Sealy International, Inc.
12/15/20	6.875%	1,425,000	1,506,937
Tempur Sealy International, Inc. (a)
10/15/23	5.625%	990,000	993,713
Total			6,688,573

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.8%
Amsted Industries, Inc. (a)
09/15/24	5.375%	$2,055,000	$1,998,488
Entegris, Inc. (a)
04/01/22	6.000%	2,928,000	2,971,920
Total			4,970,408
Electric 2.1%
AES Corp. (The)
07/01/21	7.375%	2,579,000	2,675,712
Calpine Corp. (a)
01/15/22	6.000%	922,000	961,185
NRG Energy, Inc.
07/15/22	6.250%	3,538,000	3,219,580
NRG Yield Operating LLC
08/15/24	5.375%	3,178,000	2,788,695
Talen Energy Supply LLC (a)
06/01/25	6.500%	1,479,000	1,271,940
TerraForm Power Operating LLC (a)
02/01/23	5.875%	2,401,000	2,118,883
06/15/25	6.125%	204,000	176,460
Total			13,212,455
Environmental 0.4%
Clean Harbors, Inc.
08/01/20	5.250%	2,455,000	2,479,550

Finance Companies 5.4%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/21	4.500%	3,491,000	3,486,636
Aircastle Ltd.
03/15/21	5.125%	1,247,000	1,250,118
02/15/22	5.500%	1,216,000	1,228,160
International Lease Finance Corp.
12/15/20	8.250%	1,761,000	2,060,370
01/15/22	8.625%	2,381,000	2,869,105
Navient Corp.
03/25/24	6.125%	3,417,000	2,733,600
10/25/24	5.875%	5,070,000	3,979,950
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	1,959,000	2,022,668
12/15/21	7.250%	1,612,000	1,636,180
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	4,005,000	3,794,737
Quicken Loans, Inc. (a)
05/01/25	5.750%	2,286,000	2,145,982
Springleaf Finance Corp.
10/01/21	7.750%	1,873,000	1,999,428
10/01/23	8.250%	1,352,000	1,487,200
iStar, Inc.
07/01/19	5.000%	2,668,000	2,534,600
Total			33,228,734

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 1.6%
B&G Foods, Inc.
06/01/21	4.625%	$965,000	$928,812
Constellation Brands, Inc.
05/01/23	4.250%	1,351,000	1,345,934
11/15/24	4.750%	1,509,000	1,524,090
Post Holdings, Inc. (a)
12/15/22	6.000%	699,000	670,166
03/15/24	7.750%	2,033,000	2,083,825
WhiteWave Foods Co. (The)
10/01/22	5.375%	2,934,000	3,044,025
Total			9,596,852
Gaming 4.1%
Boyd Gaming Corp.
05/15/23	6.875%	824,000	836,360
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	1,200,000	1,215,000
11/01/23	5.375%	1,777,000	1,803,655
International Game Technology PLC (a)
02/15/22	6.250%	1,784,000	1,659,120
02/15/25	6.500%	1,373,000	1,235,700
MGM Resorts International
10/01/20	6.750%	2,562,000	2,645,265
12/15/21	6.625%	2,434,000	2,494,850
Penn National Gaming, Inc.
11/01/21	5.875%	1,121,000	1,130,809
Pinnacle Entertainment, Inc.
08/01/21	6.375%	1,489,000	1,575,853
Scientific Games International, Inc.
12/01/22	10.000%	3,051,000	2,661,997
Scientific Games International, Inc. (a)
01/01/22	7.000%	2,794,000	2,752,090
Seminole Tribe of Florida, Inc. (a)
10/01/20	7.804%	1,155,000	1,233,136
SugarHouse HSP Gaming LP/Finance Corp. (a)
06/01/21	6.375%	1,472,000	1,383,680
Tunica-Biloxi Gaming Authority (a)(f)
11/15/15	9.000%	4,284,000	2,356,200
Total			24,983,715
Health Care 5.4%
CHS/Community Health Systems, Inc.
08/01/21	5.125%	838,000	852,665
02/01/22	6.875%	3,795,000	3,875,492
ConvaTec Finance International SA PIK (a)
01/15/19	8.250%	1,012,000	994,290
Fresenius Medical Care U.S. Finance II, Inc. (a)
01/31/22	5.875%	1,060,000	1,136,850
10/15/24	4.750%	2,295,000	2,266,313
HCA Holdings, Inc.
02/15/21	6.250%	3,269,000	3,481,485
HCA, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
05/01/23	4.750%	$2,346,000	$2,354,211
02/01/25	5.375%	2,832,000	2,803,680
HealthSouth Corp. (a)
11/01/24	5.750%	590,000	582,625
09/15/25	5.750%	350,000	339,500
Hologic, Inc. (a)
07/15/22	5.250%	1,124,000	1,135,240
IMS Health, Inc. (a)
11/01/20	6.000%	819,000	839,475
LifePoint Health, Inc.
12/01/21	5.500%	2,435,000	2,459,350
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	143,000	141,570
Teleflex, Inc.
06/15/24	5.250%	249,000	250,245
Tenet Healthcare Corp.
06/01/20	4.750%	1,869,000	1,887,690
10/01/20	6.000%	1,604,000	1,692,220
04/01/22	8.125%	2,369,000	2,518,010
06/15/23	6.750%	3,610,000	3,582,925
Total			33,193,836
Healthcare Insurance 0.5%
Centene Corp.
05/15/22	4.750%	2,837,000	2,822,815

Home Construction 0.8%
CalAtlantic Group, Inc.
11/15/24	5.875%	966,000	990,150
Meritage Homes Corp.
04/01/22	7.000%	2,046,000	2,207,122
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/23	5.875%	1,591,000	1,585,034
Total			4,782,306
Independent Energy 7.0%
Antero Resources Corp.
12/01/22	5.125%	1,695,000	1,457,700
Antero Resources Corp. (a)
06/01/23	5.625%	3,460,000	3,036,150
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	3,498,000	3,045,709
Chesapeake Energy Corp.
03/15/23	5.750%	1,667,000	1,087,196
Concho Resources, Inc.
04/01/23	5.500%	6,093,000	5,803,582
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	2,411,000	2,362,780
Diamondback Energy, Inc.
10/01/21	7.625%	785,000	824,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	$1,659,000	$1,426,740
06/15/23	6.375%	2,993,000	2,209,193
Laredo Petroleum, Inc.
03/15/23	6.250%	6,974,000	6,346,340
Oasis Petroleum, Inc.
11/01/21	6.500%	971,000	767,090
03/15/22	6.875%	3,272,000	2,592,406
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	4,224,000	4,097,280
RSP Permian, Inc.
10/01/22	6.625%	1,884,000	1,808,640
RSP Permian, Inc. (a)
10/01/22	6.625%	370,000	353,350
SM Energy Co.
11/15/22	6.125%	1,220,000	1,129,720
06/01/25	5.625%	414,000	356,040
Whiting Petroleum Corp.
03/15/21	5.750%	3,382,000	2,927,121
04/01/23	6.250%	2,062,000	1,783,630
Total			43,414,917
Leisure 0.9%
Activision Blizzard, Inc. (a)
09/15/21	5.625%	3,678,000	3,871,095
09/15/23	6.125%	1,472,000	1,564,000
Total			5,435,095
Lodging 0.9%
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	1,559,000	1,609,668
Playa Resorts Holding BV (a)
08/15/20	8.000%	3,973,000	3,953,135
Total			5,562,803
Media and Entertainment 5.8%
AMC Networks, Inc.
12/15/22	4.750%	3,172,000	2,989,610
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	7,161,000	7,187,854
MDC Partners, Inc. (a)
04/01/20	6.750%	3,410,000	3,367,375
Netflix, Inc.
03/01/24	5.750%	953,000	972,060
Netflix, Inc. (a)
02/15/22	5.500%	1,129,000	1,140,290
02/15/25	5.875%	3,592,000	3,690,780
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	1,839,000	1,839,000
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	598,000	592,768
02/15/24	5.625%	588,000	595,350
03/15/25	5.875%	4,177,000	4,208,327

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Outfront Media Capital LLC/Corp. (a)
02/15/24	5.625%	$397,000	$402,459
TEGNA, Inc. (a)
09/15/21	4.875%	1,058,000	1,036,840
Univision Communications, Inc. (a)
05/15/23	5.125%	2,037,000	1,935,150
02/15/25	5.125%	6,137,000	5,753,437
Ziff Davis Media, Inc. (b)(c)(d)(f)
12/15/11	13.500%	68,749	—
Total			35,711,300
Metals 0.6%
ArcelorMittal
03/01/21	6.250%	3,212,000	2,896,806
FMG Resources August 2006 Proprietary Ltd. (a)
03/01/22	9.750%	1,018,000	948,013
Total			3,844,819
Midstream 6.1%
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	3,502,000	3,326,900
Crestwood Midstream Partners LP/Finance Corp.
03/01/22	6.125%	668,000	578,288
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	2,442,000	2,075,700
Energy Transfer Equity LP
01/15/24	5.875%	714,000	642,957
06/01/27	5.500%	3,508,000	2,911,640
Hiland Partners LP/Finance Corp. (a)
05/15/22	5.500%	2,877,000	2,805,075
MarkWest Energy Partners LP/Finance Corp.
07/15/23	4.500%	1,896,000	1,739,959
12/01/24	4.875%	6,020,000	5,508,300
06/01/25	4.875%	660,000	607,068
Northwest Pipeline LLC
12/01/25	7.125%	150,000	186,447
Regency Energy Partners LP/Finance Corp.
10/01/22	5.000%	2,513,000	2,453,568
Rose Rock Midstream LP/Finance Corp. (a)
11/15/23	5.625%	1,690,000	1,470,300
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	5,020,000	4,423,875
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	155,000	137,562
11/15/23	4.250%	5,345,000	4,449,712
Targa Resources Partners LP/Finance Corp. (a)
03/15/24	6.750%	1,421,000	1,357,055
Tesoro Logistics LP/Finance Corp. (a)
10/15/22	6.250%	3,254,000	3,172,650
Total			37,847,056

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Financial Institutions 0.5%
FTI Consulting, Inc.
11/15/22	6.000%	$428,000	$442,980
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	2,834,000	2,851,713
Total			3,294,693
Other Industry 0.4%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	2,166,000	2,195,904

Packaging 1.3%
Berry Plastics Corp.
07/15/23	5.125%	3,160,000	2,978,300
Berry Plastics Escrow LLC/Corp. (a)(e)
10/15/22	6.000%	812,000	814,030
Owens-Brockway Glass Container, Inc. (a)
08/15/23	5.875%	442,000	444,762
08/15/25	6.375%	732,000	739,320
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	1,611,000	1,538,505
Reynolds Group Issuer, Inc./LLC
02/15/21	6.875%	1,600,000	1,656,160
Total			8,171,077
Pharmaceuticals 4.4%
AMAG Pharmaceuticals, Inc. (a)
09/01/23	7.875%	703,000	673,122
Concordia Healthcare Corp. (a)
04/15/23	7.000%	1,557,000	1,362,375
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	2,187,000	2,124,124
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	2,038,000	2,012,525
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	1,429,000	1,413,824
Horizon Pharma Financing, Inc. (a)
05/01/23	6.625%	725,000	639,813
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	2,707,000	2,632,557
Mallinckrodt International Finance SA/CB LLC (a)
10/15/23	5.625%	1,364,000	1,241,240
04/15/25	5.500%	965,000	860,056
Quintiles Transnational Corp. (a)
05/15/23	4.875%	1,104,000	1,092,960
Valeant Pharmaceuticals International, Inc. (a)
07/15/21	7.500%	1,146,000	1,180,380
12/01/21	5.625%	2,075,000	1,992,000
03/01/23	5.500%	1,300,000	1,235,000
05/15/23	5.875%	5,115,000	4,888,022

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
04/15/25	6.125%	$4,110,000	$3,914,775
Total			27,262,773
Property & Casualty —%
Lumbermens Mutual Casualty Co. (a)(f)
12/01/97	8.450%	30,000	38
Lumbermens Mutual Casualty Co. (f)
07/01/26	9.150%	645,000	806
Total			844
Railroads 0.5%
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	3,121,000	3,058,580

Restaurants 0.3%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	2,202,000	2,152,895

Retailers 1.7%
Asbury Automotive Group, Inc.
12/15/24	6.000%	1,607,000	1,655,210
Caleres, Inc. (a)
08/15/23	6.250%	498,000	498,000
Group 1 Automotive, Inc.
06/01/22	5.000%	1,268,000	1,248,980
Penske Automotive Group, Inc.
12/01/24	5.375%	1,698,000	1,664,040
PetSmart, Inc. (a)
03/15/23	7.125%	1,495,000	1,511,819
Rite Aid Corp. (a)
04/01/23	6.125%	3,799,000	3,770,507
Total			10,348,556
Technology 5.3%
Alliance Data Systems Corp. (a)
08/01/22	5.375%	5,326,000	5,192,850
Ancestry.com, Inc.
12/15/20	11.000%	3,096,000	3,390,120
Audatex North America, Inc. (a)
11/01/23	6.125%	3,946,000	3,965,730
Equinix, Inc.
04/01/23	5.375%	4,145,000	4,054,224
First Data Corp. (a)
08/15/23	5.375%	1,892,000	1,873,080
Goodman Networks, Inc.
07/01/18	12.125%	1,695,000	864,450
Infor US, Inc. (a)
08/15/20	5.750%	367,000	365,165

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
MSCI, Inc. (a)
11/15/24	5.250%	$2,957,000	$2,986,570
08/15/25	5.750%	233,000	234,748
NCR Corp.
12/15/21	5.875%	897,000	879,060
12/15/23	6.375%	305,000	298,900
NXP BV/Funding LLC (a)
06/15/22	4.625%	647,000	642,148
Qualitytech LP/Finance Corp.
08/01/22	5.875%	2,881,000	2,881,000
VeriSign, Inc.
05/01/23	4.625%	1,281,000	1,245,772
04/01/25	5.250%	1,562,000	1,550,285
Zebra Technologies Corp. (a)
10/15/22	7.250%	1,868,000	1,989,420
Total			32,413,522
Wireless 7.6%
Altice Luxembourg SA (a)
05/15/22	7.750%	2,176,000	1,980,160
Crown Castle International Corp.
01/15/23	5.250%	4,284,000	4,531,187
Numericable-SFR (a)
05/15/22	6.000%	4,922,000	4,743,577
05/15/24	6.250%	414,000	398,475
SBA Communications Corp
07/15/22	4.875%	2,002,000	1,964,463
SBA Telecommunications, Inc.
07/15/20	5.750%	1,154,000	1,188,620
Sprint Communications, Inc. (a)
11/15/18	9.000%	4,986,000	5,235,300
03/01/20	7.000%	4,751,000	4,751,000
Sprint Corp.
09/15/23	7.875%	3,688,000	2,984,975
02/15/25	7.625%	1,443,000	1,117,423
T-Mobile USA, Inc.
04/28/22	6.731%	1,652,000	1,647,870
03/01/23	6.000%	2,767,000	2,670,155
04/01/23	6.625%	3,346,000	3,312,540
01/15/24	6.500%	592,000	573,870
03/01/25	6.375%	456,000	437,760
Wind Acquisition Finance SA (a)
07/15/20	4.750%	4,307,000	4,263,930
04/23/21	7.375%	5,020,000	4,957,250
Total			46,758,555
Wirelines 4.7%
CenturyLink, Inc.
06/15/21	6.450%	5,326,000	4,873,290
Frontier Communications Corp.
07/01/21	9.250%	4,414,000	4,250,726
Frontier Communications Corp. (a)
09/15/20	8.875%	548,000	537,040
09/15/22	10.500%	1,515,000	1,477,125
09/15/25	11.000%	2,972,000	2,875,410

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Level 3 Communications, Inc.
12/01/22	5.750%	$1,817,000	$1,782,931
Level 3 Financing, Inc.
08/15/22	5.375%	3,747,000	3,643,958
Telecom Italia SpA (a)
05/30/24	5.303%	4,077,000	4,015,845
Windstream Services LLC
10/15/20	7.750%	2,211,000	1,879,350
Zayo Group LLC/Capital, Inc. (a)
05/15/25	6.375%	3,723,000	3,574,080
Total			28,909,755
Total Corporate Bonds & Notes (Cost: $582,058,476)			$554,441,002

Convertible Bonds —%
Wirelines —%
At Home Corp. (b)(c)(d)(f)
06/12/15	4.750%	296,350	—

Total Convertible Bonds (Cost: $—)			$—

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.0%
Automotive —%
BHM Technologies LLC Term Loan (b)(c)(d)(f)(g)(h)
11/26/13	0.000%	386,035	—

Health Care 0.2%
U.S. Renal Care, Inc. Tranche B1 2nd Lien Term Loan (g)(h)
01/03/20	8.500%	1,244,975	1,254,313

Retailers 0.4%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (g)(h)
08/21/20	5.750%	2,276,000	2,298,760

Technology 0.4%
Riverbed Technology, Inc. Term Loan (g)(h)
04/25/22	6.000%	2,515,939	2,515,939

Total Senior Loans (Cost: $7,015,832)			$6,069,012

Issuer	Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Lear Corp.	493	$53,629
Automobiles —%
BHM Technologies LLC (b)(c)(d)(i)	35,922	—
Media —%
Haights Cross Communications, Inc. (b)(c)(d)(i)	27,056	—
Loral Space & Communications, Inc. (i)	6	282
Ziff Davis Holdings, Inc. (b)(d)(i)	553	6
Total		288
TOTAL CONSUMER DISCRETIONARY		53,917
INDUSTRIALS —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	993	12,015

TOTAL INDUSTRIALS		12,015

UTILITIES —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow (b)(c)(d)(i)	6,049,000	—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $310,067)		$65,932

Issuer	Shares	Value

Preferred Stocks —%
CONSUMER DISCRETIONARY —%
Automobiles —%
BHM Technologies LLC (b)(c)(d)(i)	430	$—
TOTAL CONSUMER DISCRETIONARY		—
Total Preferred Stocks (Cost: $23)		$—

Warrants —%
CONSUMER DISCRETIONARY —%
Media —%
ION Media Networks, Inc. (b)(c)(d)(i)	123	—
TOTAL CONSUMER DISCRETIONARY		—
Total Warrants (Cost: $316,604)		$—

	Shares	Value

Money Market Funds 7.8%
Columbia Short-Term Cash Fund, 0.169% (j)(k)	47,934,965	$47,934,965
Total Money Market Funds (Cost: $47,934,965)		$47,934,965
Total Investments (Cost: $637,635,967) (l)		$608,510,911(m)
Other Assets & Liabilities, Net		7,389,092
Net Assets		$615,900,003

At September 30, 2015, cash totaling $1,235,954 was pledged as collateral.

Investments in Derivatives Credit Default Swap Contracts Outstanding at September 30, 2015

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 25-V1	12/20/2020	5.000	5.020%	15,000,000	7,896	20,834	28,730	—

*Centrally cleared swap contract.

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Futures Contracts Outstanding at September 30, 2015

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(200)	USD	(25,746,876)	12/2015	—	(17,274)

Notes to Portfolio of Investments

(a)          Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $264,422,482 or 42.93% of net assets.

(b)          Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at September 30, 2015 was $41,187, which represents 0.01% of net assets.  Information concerning such security holdings at September 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp.
06/12/15 4.750%	07-26-2005	—
BHM Technologies LLC
Common Stock	07-21-2006	1,940
BHM Technologies LLC
Preferred Stock	07-21-2006	23
BHM Technologies LLC
Term Loan
11/26/13 0.000%	06-21-2007 - 03-31-2010	951,580
Calpine Corp. Escrow
Common Stock	09-29-2011	—
Haights Cross Communications, Inc.	01/15/2004 - 02/03/2006	307,972
ION Media Networks, Inc.	12/19/2005 - 04/14/2009	316,604
Lear Corp. Escrow Bond
12/01/16 8.750%	11-20-2006 - 07-24-2008	—
Quebecor Media, Inc.
01/15/49 9.750%	01-17-2007 - 07-24-2008	23,524
Ziff Davis Holdings, Inc.
Common Stock	07-01-2008	6
Ziff Davis Media, Inc.
12/15/11 13.500%	07-01-2008 - 04-15-2011	53,372

(c)          Negligible market value.

(d)          Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $41,187, which represents 0.01% of net assets.

(e)          Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)           Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2015, the value of these securities amounted to $2,357,044, which represents 0.38% of net assets.

(g)          Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)          Variable rate security.

(i)           Non-income producing investment.

(j)           The rate shown is the seven-day current annualized yield at September 30, 2015.

(k)          As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,375,604	628,722,853	(602,163,492)	47,934,965	35,682	47,934,965

(l)           At September 30, 2015, the cost of securities for federal income tax purposes was approximately $637,636,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,988,000
Unrealized Depreciation	(33,113,000)
Net Unrealized Depreciation	$(29,125,000)

(m)         Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

PIK           Payment-in-Kind

Currency Legend

USD         US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Corporate Bonds & Notes	—	554,399,821	41,181		554,441,002
Convertible Bonds	—	—	0	(a)	0	(a)
Senior Loans	—	6,069,012	0	(a)	6,069,012
Common Stocks
Consumer Discretionary	53,911	—	6		53,917
Industrials	12,015	—	—		12,015
Utilities	—	—	0	(a)	0	(a)
Total Common Stocks	65,926	—	6		65,932
Preferred Stocks
Consumer Discretionary	—	—	0	(a)	0	(a)
Warrants
Consumer Discretionary	—	—	0	(a)	0	(a)
Money Market Funds	—	47,934,965	—		47,934,965
Total Investments	65,926	608,403,798	41,187		608,510,911
Derivatives
Assets
Swap Contracts	—	28,730	—		28,730
Liabilities
Futures Contracts	(17,274)	—	—		(17,274)
Total	48,652	608,432,528	41,187		608,522,367

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	21,375,604	21,375,604	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, common stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain corporate bonds, common and preferred stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Intermediate Bond Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 34.8%
Aerospace & Defense 0.4%
Bombardier, Inc. (b)
03/15/25	7.500%	$769,000	$576,750
Huntington Ingalls Industries, Inc. (b)
12/15/21	5.000%	508,000	518,160
Lockheed Martin Corp.
09/15/21	3.350%	17,679,000	18,318,980
03/01/25	2.900%	2,405,000	2,330,012
TransDigm, Inc.
07/15/24	6.500%	427,000	401,316
TransDigm, Inc. (b)
05/15/25	6.500%	643,000	604,420
Total			22,749,638
Automotive 0.9%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	158,000	158,000
03/15/21	6.250%	899,000	896,752
Ford Motor Co.
02/01/29	6.375%	4,200,000	4,683,911
Ford Motor Credit Co. LLC (c)
11/08/16	0.761%	14,740,000	14,650,897
03/27/17	0.956%	23,595,000	23,262,782
Schaeffler Finance BV (b)
05/15/21	4.250%	217,000	208,320
05/15/21	4.750%	520,000	512,200
Schaeffler Holding Finance BV PIK (b)
11/15/19	6.250%	296,000	313,760
Tenneco, Inc.
12/15/24	5.375%	710,000	728,638
ZF North America Capital, Inc. (b)
04/29/22	4.500%	175,000	165,375
04/29/25	4.750%	1,176,000	1,077,510
Total			46,658,145
Banking 9.6%
Ally Financial, Inc.
05/19/22	4.625%	379,000	372,841
09/30/24	5.125%	2,051,000	2,025,363
03/30/25	4.625%	197,000	186,165
BNP Paribas SA (b)(c)
12/31/49	7.375%	11,845,000	11,919,031
Bank of America Corp.
05/02/17	5.700%	8,035,000	8,479,721
01/11/23	3.300%	6,662,000	6,611,062
01/22/25	4.000%	2,685,000	2,631,475
04/21/25	3.950%	2,590,000	2,519,643
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	5,275,000	5,869,250
Bank of New York Mellon Corp. (The) (c)
12/29/49	4.500%	12,515,000	11,545,087
Barclays Bank PLC
09/11/24	4.375%	3,515,000	3,405,005
Barclays Bank PLC (c)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
04/10/23	7.750%		$3,463,000	$3,740,040
12/31/49	6.625%		14,573,000	13,953,647
12/31/49	8.250%		4,462,000	4,647,383
Capital One Bank USA NA
02/15/23	3.375%		4,145,000	4,031,688
Citigroup, Inc.
08/25/36	6.125%		2,950,000	3,381,910
Citigroup, Inc. (c)
08/14/17	0.799%		16,060,000	15,987,682
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (b)(c)
12/31/49	11.000%		9,210,000	11,323,695
Discover Financial Services
04/27/22	5.200%		5,900,000	6,294,226
11/21/22	3.850%		13,604,000	13,473,905
Fifth Third Bancorp (c)
12/31/49	5.100%		20,576,000	18,827,040
HBOS PLC (b)
05/21/18	6.750%		15,545,000	17,133,481
HSBC Holdings PLC (c)
12/31/49	6.375%		25,552,000	24,338,280
JPMorgan Chase & Co. (c)
12/31/49	6.100%		32,799,000	32,594,006
JPMorgan Chase Bank NA (c)
06/13/16	0.666%		20,035,000	19,992,065
JPMorgan Chase Capital XXI (c)
02/02/37	1.250%		30,668,000	23,844,370
KBC Groep NV (c)
12/31/49	5.625%	EUR	9,532,000	10,384,777
KeyCorp Capital I (c)
07/01/28	1.066%		13,758,000	11,491,369
Lloyds Bank PLC
05/14/18	1.750%		20,010,000	19,969,620
Lloyds Banking Group PLC
11/04/24	4.500%		5,355,000	5,383,114
Lloyds Banking Group PLC (b)(c)
12/31/49	6.657%		3,042,000	3,399,435
M&T Bank Corp.
12/31/49	6.875%		10,245,000	10,296,225
Mellon Capital IV (c)
06/29/49	4.000%		1,625,000	1,279,688
Natixis SA (b)(c)
12/31/49	10.000%		6,382,000	7,339,300
PNC Bank NA
06/01/25	3.250%		4,870,000	4,802,404
PNC Financial Services Group, Inc. (The) (c)
12/31/49	4.850%		2,549,000	2,386,501
Rabobank Capital Funding Trust III (b)(c)
12/31/49	5.254%		18,525,000	18,687,094
Royal Bank of Scotland Group PLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
05/28/24	5.125%	$999,000	$1,006,935
Royal Bank of Scotland Group PLC (c)
12/31/49	7.500%	3,109,000	3,102,191
12/31/49	8.000%	26,188,000	26,384,410
Santander Holdings USA, Inc.
08/27/18	3.450%	14,799,000	15,292,754
Santander UK Group Holdings PLC (b)
09/15/25	4.750%	20,114,000	19,945,726
09/15/45	5.625%	11,770,000	11,670,226
State Street Capital Trust IV (c)
06/01/67	1.337%	4,179,000	3,364,095
State Street Corp.
03/15/18	4.956%	15,100,000	16,105,343
Synovus Financial Corp.
02/15/19	7.875%	342,000	382,185
U.S. Bancorp
07/15/22	2.950%	7,245,000	7,207,746
Wells Fargo & Co. (c)
12/31/49	5.900%	49,067,000	49,067,000
Wells Fargo Capital X
12/15/36	5.950%	3,243,000	3,251,108
Total			521,327,307
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp.
11/15/22	5.375%	291,000	308,460
09/15/23	4.625%	1,035,000	1,045,350
National Financial Partners Corp. (b)
07/15/21	9.000%	148,000	142,820
Total			1,496,630
Building Materials 0.1%
Allegion PLC
09/15/23	5.875%	530,000	543,250
Allegion US Holding Co., Inc.
10/01/21	5.750%	149,000	152,725
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	619,000	603,525
Beacon Roofing Supply, Inc. (b)(d)
10/01/23	6.375%	189,000	189,473
Gibraltar Industries, Inc.
02/01/21	6.250%	303,000	307,545
HD Supply, Inc.
07/15/20	7.500%	753,000	783,120
HD Supply, Inc. (b)
12/15/21	5.250%	1,020,000	1,025,100
Masco Corp.
04/01/25	4.450%	804,000	814,050
Nortek, Inc.
04/15/21	8.500%	783,000	822,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
RSI Home Products, Inc. (b)
03/15/23	6.500%	$399,000	$401,992
USG Corp. (b)
11/01/21	5.875%	109,000	113,360
Total			5,756,290
Cable and Satellite 0.6%
Altice Financing SA (b)
02/15/23	6.625%	517,000	497,612
Altice US Finance I Corp. (b)
07/15/23	5.375%	676,000	648,960
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	443,000	446,323
09/30/22	5.250%	1,052,000	986,250
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	31,000	28,579
05/01/25	5.375%	249,000	226,901
05/01/27	5.875%	528,000	489,720
CSC Holdings LLC
06/01/24	5.250%	1,532,000	1,208,365
Cable One, Inc. (b)
06/15/22	5.750%	232,000	228,636
Cequel Communications Holdings I LLC/Capital Corp. (b)
12/15/21	5.125%	342,000	301,174
12/15/21	5.125%	386,000	339,921
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	14,885,000	14,981,991
DISH DBS Corp.
06/01/21	6.750%	1,645,000	1,584,332
11/15/24	5.875%	210,000	178,369
DigitalGlobe, Inc. (b)
02/01/21	5.250%	63,000	59,693
Hughes Satellite Systems Corp.
06/15/19	6.500%	183,000	196,487
06/15/21	7.625%	377,000	403,861
Intelsat Jackson Holdings SA
10/15/20	7.250%	821,000	753,267
04/01/21	7.500%	245,000	226,013
Intelsat Luxembourg SA
06/01/21	7.750%	340,000	224,400
06/01/23	8.125%	149,000	96,850
Neptune Finco Corp. (b)(d)
01/15/23	10.125%	211,000	213,374
10/15/25	6.625%	951,000	960,510
10/15/25	10.875%	639,000	645,390
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	320,000	305,600
UPCB Finance IV Ltd. (b)
01/15/25	5.375%	733,000	689,020
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/23	5.500%	1,000,000	1,000,000
01/15/25	5.000%	529,000	497,260

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite (continued)
Videotron Ltd.
07/15/22	5.000%	$823,000	$810,655
Virgin Media Finance PLC (b)
10/15/24	6.000%	200,000	192,500
01/15/25	5.750%	1,629,000	1,531,260
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	164,000	150,880
Ziggo Bond Finance BV (b)
01/15/25	5.875%	200,000	183,000
Total			31,287,153
Chemicals 0.2%
Angus Chemical Co. (b)
02/15/23	8.750%	525,000	525,000
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	583,000	615,794
Celanese U.S. Holdings LLC
06/15/21	5.875%	568,000	572,970
Chemours Co. LLC (The) (b)
05/15/23	6.625%	861,000	579,022
05/15/25	7.000%	204,000	134,130
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	604,000	537,560
Huntsman International LLC (b)
11/15/22	5.125%	103,000	88,323
INEOS Group Holdings SA (b)
08/15/18	6.125%	63,000	59,378
02/15/19	5.875%	629,000	584,970
LyondellBasell Industries NV
02/26/55	4.625%	3,740,000	3,171,845
NOVA Chemicals Corp. (b)
08/01/23	5.250%	171,000	165,656
05/01/25	5.000%	1,192,000	1,120,480
PQ Corp. (b)
11/01/18	8.750%	3,006,000	3,021,030
Platform Specialty Products Corp. (b)
02/01/22	6.500%	1,000,000	860,000
WR Grace & Co. (b)
10/01/21	5.125%	603,000	595,462
10/01/24	5.625%	93,000	91,140
Total			12,722,760
Construction Machinery 0.2%
John Deere Capital Corp. (c)
01/16/18	0.579%	10,355,000	10,317,349
United Rentals North America, Inc.
04/15/22	7.625%	288,000	305,280
06/15/23	6.125%	295,000	294,078
Total			10,916,707

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Consumer Cyclical Services 0.1%
ADT Corp. (The)
07/15/22	3.500%	$443,000	$392,055
APX Group, Inc.
12/01/19	6.375%	1,234,000	1,184,640
12/01/20	8.750%	559,000	472,355
Corrections Corp. of America
10/15/22	5.000%	201,000	201,502
IHS, Inc.
11/01/22	5.000%	836,000	803,605
Interval Acquisition Corp. (b)
04/15/23	5.625%	415,000	408,775
Monitronics International, Inc.
04/01/20	9.125%	290,000	261,000
Total			3,723,932
Consumer Products 0.1%
Serta Simmons Bedding LLC (b)
10/01/20	8.125%	999,000	1,046,452
Spectrum Brands, Inc.
11/15/20	6.375%	247,000	260,585
11/15/22	6.625%	299,000	316,193
Spectrum Brands, Inc. (b)
07/15/25	5.750%	448,000	456,960
Springs Industries, Inc.
06/01/21	6.250%	641,000	635,391
Tempur Sealy International, Inc.
12/15/20	6.875%	359,000	379,642
Tempur Sealy International, Inc. (b)
10/15/23	5.625%	317,000	318,189
Total			3,413,412
Diversified Manufacturing 0.3%
Amsted Industries, Inc. (b)
03/15/22	5.000%	420,000	413,700
Entegris, Inc. (b)
04/01/22	6.000%	616,000	625,240
General Electric Co.
10/09/42	4.125%	5,970,000	5,889,608
03/11/44	4.500%	2,030,000	2,103,683
United Technologies Corp.
05/15/45	4.150%	7,497,000	7,268,679
Total			16,300,910
Electric 2.7%
AES Corp. (The)
07/01/21	7.375%	757,000	785,387
Alabama Power Co.
04/01/25	2.800%	4,655,000	4,480,340
01/15/42	4.100%	1,068,000	1,012,060
03/01/45	3.750%	4,930,000	4,460,605
CMS Energy Corp.
02/15/18	5.050%	9,879,000	10,669,024

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Dominion Resources, Inc.
10/01/25	3.900%	$10,352,000	$10,468,491
Duke Energy Ohio, Inc.
09/01/23	3.800%	1,136,000	1,203,274
Duke Energy Progress LLC
03/30/44	4.375%	3,020,000	3,142,479
Duke Energy Progress, Inc.
08/15/45	4.200%	9,410,000	9,520,502
Georgia Power Co.
09/01/40	4.750%	2,945,000	2,912,366
MidAmerican Energy Co.
10/15/24	3.500%	4,955,000	5,136,576
NRG Energy, Inc.
07/15/22	6.250%	1,007,000	916,370
NRG Yield Operating LLC
08/15/24	5.375%	1,012,000	888,030
Nevada Power Co.
05/15/18	6.500%	4,500,000	5,035,243
Niagara Mohawk Power Corp. (b)
10/01/24	3.508%	5,700,000	5,788,019
Oncor Electric Delivery Co. LLC (b)
04/01/25	2.950%	17,625,000	16,943,706
04/01/45	3.750%	4,735,000	4,205,471
PPL Capital Funding, Inc.
06/01/18	1.900%	7,230,000	7,230,694
06/15/22	4.200%	4,185,000	4,399,310
06/01/23	3.400%	14,016,000	14,036,982
Pacific Gas & Electric Co.
06/15/23	3.250%	6,396,000	6,439,103
03/15/45	4.300%	3,020,000	2,994,964
Sierra Pacific Power Co.
05/15/16	6.000%	7,522,000	7,765,976
Southern California Edison Co.
09/01/40	4.500%	3,262,000	3,424,637
02/01/45	3.600%	4,241,000	3,897,971
Talen Energy Supply LLC (b)
06/01/25	6.500%	485,000	417,100
TerraForm Power Operating LLC (b)
02/01/23	5.875%	757,000	668,052
06/15/25	6.125%	68,000	58,820
Toledo Edison Co. (The)
05/15/37	6.150%	6,755,000	7,806,389
Total			146,707,941
Environmental —%
Clean Harbors, Inc.
08/01/20	5.250%	400,000	404,000
Finance Companies 2.9%
AerCap Ireland Capital Ltd./Global Aviation Trust

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
05/15/21	4.500%	$1,556,000	$1,554,055
10/01/21	5.000%	1,960,000	1,999,200
Aircastle Ltd.
03/15/21	5.125%	605,000	606,513
02/15/22	5.500%	149,000	150,490
CIT Group, Inc.
05/15/20	5.375%	980,000	1,026,550
CIT Group, Inc. (b)
02/15/19	5.500%	326,000	338,225
GE Capital Trust I (c)
11/15/67	6.375%	22,765,000	24,415,462
General Electric Capital Corp. (c)
12/31/49	5.250%	50,782,000	52,254,678
11/15/67	6.375%	42,260,000	45,297,437
HSBC Finance Capital Trust IX (c)
11/30/35	5.911%	9,760,000	9,735,600
HSBC Finance Corp.
01/15/21	6.676%	12,816,000	14,995,053
International Lease Finance Corp.
12/15/20	8.250%	433,000	506,610
Navient Corp.
01/15/19	5.500%	1,443,000	1,341,088
10/26/20	5.000%	41,000	34,370
01/25/22	7.250%	145,000	126,875
03/25/24	6.125%	182,000	145,600
OneMain Financial Holdings, Inc. (b)
12/15/19	6.750%	227,000	234,378
12/15/21	7.250%	802,000	814,030
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	1,200,000	1,137,000
Quicken Loans, Inc. (b)
05/01/25	5.750%	513,000	481,579
Springleaf Finance Corp.
10/01/21	7.750%	397,000	423,798
10/01/23	8.250%	948,000	1,042,800
iStar, Inc.
07/01/19	5.000%	516,000	490,200
Total			159,151,591
Food and Beverage 1.1%
Anheuser-Busch InBev Finance, Inc.
02/01/24	3.700%	7,490,000	7,593,235
02/01/44	4.625%	9,335,000	9,100,383
B&G Foods, Inc.
06/01/21	4.625%	305,000	293,563
ConAgra Foods, Inc.
08/15/39	6.625%	18,927,000	20,770,528
Constellation Brands, Inc.
11/15/19	3.875%	221,000	225,420
11/15/24	4.750%	784,000	791,840
Diamond Foods, Inc. (b)
03/15/19	7.000%	516,000	530,512
Kraft Heinz Co. (The) (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage (continued)
07/02/20	2.800%	$10,018,000	$10,083,638
07/15/45	5.200%	4,805,000	5,088,730
Molson Coors Brewing Co.
05/01/42	5.000%	5,255,000	4,633,575
Post Holdings, Inc.
02/15/22	7.375%	79,000	80,185
Post Holdings, Inc. (b)
03/15/24	7.750%	735,000	753,375
WhiteWave Foods Co. (The)
10/01/22	5.375%	974,000	1,010,525
Total			60,955,509
Gaming 0.2%
Boyd Gaming Corp.
05/15/23	6.875%	292,000	296,380
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	420,000	425,250
11/01/23	5.375%	354,000	359,310
International Game Technology PLC (b)
02/15/22	6.250%	958,000	890,940
02/15/25	6.500%	269,000	242,100
MGM Resorts International
03/01/18	11.375%	1,052,000	1,204,540
10/01/20	6.750%	234,000	241,605
12/15/21	6.625%	394,000	403,850
03/15/23	6.000%	410,000	398,212
Pinnacle Entertainment, Inc.
08/01/21	6.375%	278,000	294,216
Scientific Games International, Inc.
12/01/22	10.000%	982,000	856,795
Scientific Games International, Inc. (b)
01/01/22	7.000%	1,305,000	1,285,425
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	416,000	434,720
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	340,000	319,600
Tunica-Biloxi Gaming Authority (b)(e)
11/15/15	9.000%	177,000	97,350
Total			7,750,293
Health Care 0.7%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	220,000	216,700
02/15/23	5.625%	107,000	107,535
Air Medical Merger Sub Corp. (b)
05/15/23	6.375%	165,000	149,738
Alere, Inc. (b)
07/01/23	6.375%	370,000	375,550
Amsurg Corp.
07/15/22	5.625%	520,000	519,350
Becton Dickinson and Co.
05/15/24	3.875%	2,860,000	2,945,683
12/15/24	3.734%	395,000	402,118

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
12/15/44	4.685%	$2,160,000	$2,161,793
CHS/Community Health Systems, Inc.
08/01/21	5.125%	1,023,000	1,040,902
02/01/22	6.875%	1,180,000	1,205,028
ConvaTec Finance International SA PIK (b)
01/15/19	8.250%	370,000	363,525
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	1,339,000	1,314,898
05/01/25	5.000%	214,000	205,440
Emdeon, Inc.
12/31/19	11.000%	577,000	614,505
Emdeon, Inc. (b)
02/15/21	6.000%	313,000	302,436
ExamWorks Group, Inc.
04/15/23	5.625%	435,000	440,981
Fresenius Medical Care U.S. Finance II, Inc. (b)
09/15/18	6.500%	223,000	244,653
07/31/19	5.625%	479,000	511,332
01/31/22	5.875%	763,000	818,317
10/15/24	4.750%	106,000	104,675
HCA, Inc.
02/15/22	7.500%	807,000	911,910
02/01/25	5.375%	2,129,000	2,107,710
04/15/25	5.250%	295,000	301,269
HealthSouth Corp. (b)
11/01/24	5.750%	187,000	184,663
09/15/25	5.750%	110,000	106,700
Hologic, Inc. (b)
07/15/22	5.250%	361,000	364,610
IMS Health, Inc. (b)
11/01/20	6.000%	300,000	307,500
Kinetic Concepts, Inc./KCI U.S.A., Inc.
11/01/18	10.500%	385,000	404,250
LifePoint Health, Inc.
12/01/21	5.500%	598,000	603,980
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	994,000	996,485
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	15,770,000	14,587,723
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	392,000	389,060
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	318,000	314,820
Tenet Healthcare Corp.
06/01/20	4.750%	188,000	189,880
10/01/20	6.000%	157,000	165,635
04/01/21	4.500%	319,000	314,215
04/01/22	8.125%	1,841,000	1,956,799
06/15/23	6.750%	214,000	212,395
Total			38,464,763

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Healthcare Insurance —%
Centene Corp.
05/15/22	4.750%	$696,000	$692,520
Home Construction 0.1%
CalAtlantic Group, Inc.
12/15/21	6.250%	386,000	412,055
11/15/24	5.875%	718,000	735,950
D.R. Horton, Inc.
09/15/22	4.375%	520,000	516,100
Meritage Homes Corp.
03/01/18	4.500%	198,000	198,990
04/01/22	7.000%	1,064,000	1,147,790
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/23	5.875%	621,000	618,671
03/01/24	5.625%	154,000	147,840
Total			3,777,396
Independent Energy 1.2%
Antero Resources Corp. (b)
06/01/23	5.625%	529,000	464,197
Canadian Natural Resources Ltd.
11/15/21	3.450%	3,048,000	2,913,147
04/15/24	3.800%	1,050,000	971,001
02/01/25	3.900%	6,175,000	5,678,055
03/15/38	6.250%	1,499,000	1,493,178
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	1,567,000	1,364,387
Chesapeake Energy Corp.
03/15/23	5.750%	518,000	337,833
Cimarex Energy Co.
06/01/24	4.375%	11,510,000	11,206,435
Concho Resources, Inc.
04/01/23	5.500%	1,489,000	1,418,272
Continental Resources, Inc.
06/01/24	3.800%	9,855,000	7,993,322
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	801,000	784,980
Diamondback Energy, Inc.
10/01/21	7.625%	583,000	612,150
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	127,000	109,220
09/01/22	7.750%	830,000	664,000
06/15/23	6.375%	313,000	231,032
Laredo Petroleum, Inc.
01/15/22	5.625%	305,000	272,975
05/01/22	7.375%	422,000	408,285
03/15/23	6.250%	1,583,000	1,440,530
Noble Energy, Inc.
11/15/24	3.900%	7,495,000	6,970,417
Oasis Petroleum, Inc.
11/01/21	6.500%	480,000	379,200
01/15/23	6.875%	706,000	547,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	$1,529,000	$1,483,130
RSP Permian, Inc.
10/01/22	6.625%	517,000	496,320
Range Resources Corp. (b)
05/15/25	4.875%	500,000	445,625
Ras Laffan Liquefied Natural Gas Co., Ltd. II (b)
09/30/20	5.298%	1,861,275	1,988,769
SM Energy Co.
11/15/22	6.125%	504,000	466,704
06/01/25	5.625%	170,000	146,200
Whiting Petroleum Corp.
03/15/21	5.750%	492,000	425,826
04/01/23	6.250%	847,000	732,655
Woodside Finance Ltd. (b)
03/05/25	3.650%	12,001,000	10,880,155
Total			63,325,150
Integrated Energy 0.5%
BG Energy Capital PLC (c)
11/30/72	6.500%	1,638,000	1,727,646
BP Capital Markets PLC
03/17/22	3.062%	7,555,000	7,572,490
05/10/23	2.750%	4,305,000	4,133,093
02/10/24	3.814%	2,468,000	2,520,339
Cenovus Energy, Inc.
11/15/39	6.750%	10,737,000	11,137,898
Total			27,091,466
Leisure 0.1%
AMC Entertainment, Inc.
06/15/25	5.750%	425,000	413,313
Activision Blizzard, Inc. (b)
09/15/21	5.625%	702,000	738,855
09/15/23	6.125%	1,144,000	1,215,500
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	414,000	391,230
Total			2,758,898
Life Insurance 1.5%
American International Group, Inc.
02/15/24	4.125%	6,215,000	6,529,348
Five Corners Funding Trust (b)
11/15/23	4.419%	5,345,000	5,608,305
ING Capital Funding Trust III (c)
12/31/49	3.927%	3,670,000	3,651,650
Massachusetts Mutual Life Insurance Co. (b)
04/15/65	4.500%	2,355,000	2,138,583
MetLife Capital Trust X (b)
04/08/38	9.250%	17,160,000	23,680,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Life Insurance (continued)
MetLife, Inc.
08/01/39	10.750%	$10,657,000	$16,624,920
Peachtree Corners Funding Trust (b)
02/15/25	3.976%	9,740,000	9,809,135
Prudential Financial, Inc.
12/01/17	6.000%	755,000	825,728
Prudential Financial, Inc. (c)
09/15/42	5.875%	6,935,000	7,333,762
Teachers Insurance & Annuity Association of America (b)
09/15/44	4.900%	3,375,000	3,490,189
Total			79,692,420
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	334,000	356,545
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	522,000	538,965
Playa Resorts Holding BV (b)
08/15/20	8.000%	1,098,000	1,092,510
RHP Hotel Properties LP/Finance Corp. (b)
04/15/23	5.000%	302,000	298,980
Total			2,287,000
Media and Entertainment 0.8%
AMC Networks, Inc.
12/15/22	4.750%	816,000	769,080
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	1,176,000	1,180,410
MDC Partners, Inc. (b)
04/01/20	6.750%	518,000	511,525
Netflix, Inc. (b)
02/15/22	5.500%	856,000	864,560
02/15/25	5.875%	936,000	961,740
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	424,000	424,000
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	797,000	802,978
Outfront Media Capital LLC/Corp. (b)
02/15/24	5.625%	36,000	36,495
Scripps Networks Interactive, Inc.
06/15/22	3.500%	10,960,000	10,732,010
Sky PLC (b)
11/26/22	3.125%	1,954,000	1,894,616
09/16/24	3.750%	14,760,000	14,548,725
Thomson Reuters Corp.
09/29/24	3.850%	7,689,000	7,689,000
Univision Communications, Inc. (b)
05/15/23	5.125%	665,000	631,750
02/15/25	5.125%	1,005,000	942,187
iHeartCommunications, Inc.
03/01/21	9.000%	768,000	645,312

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
03/15/23	10.625%	$357,000	$303,450
Total			42,937,838
Metals 0.2%
ArcelorMittal
03/01/21	6.250%	610,000	550,141
02/25/22	7.000%	317,000	289,263
10/15/39	7.750%	139,000	113,285
03/01/41	7.500%	3,734,000	3,005,870
FMG Resources August 2006 Proprietary Ltd. (b)
03/01/22	9.750%	321,000	298,931
Teck Resources Ltd.
02/01/18	2.500%	6,436,000	5,209,137
Vale Overseas Ltd.
01/11/22	4.375%	3,235,000	2,853,076
Total			12,319,703
Midstream 1.5%
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	874,000	830,300
Columbia Pipeline Group, Inc. (b)
06/01/25	4.500%	14,837,000	14,402,439
06/01/45	5.800%	2,235,000	2,134,134
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	41,000	36,798
03/01/22	6.125%	131,000	113,407
Crestwood Midstream Partners LP/Finance Corp. (b)
04/01/23	6.250%	738,000	627,300
Energy Transfer Equity LP
01/15/24	5.875%	311,000	280,056
06/01/27	5.500%	1,035,000	859,050
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	449,000	434,969
07/15/23	4.500%	760,000	697,452
12/01/24	4.875%	1,274,000	1,165,710
NiSource Finance Corp.
02/15/23	3.850%	4,755,000	4,933,008
12/15/40	6.250%	4,820,000	5,821,254
Plains All American Pipeline LP/Finance Corp.
10/15/25	4.650%	13,330,000	13,379,441
Rose Rock Midstream LP/Finance Corp. (b)
11/15/23	5.625%	348,000	302,760
Sabine Pass Liquefaction LLC (b)
03/01/25	5.625%	1,162,000	1,024,012
Southern Natural Gas Co. LLC
03/01/32	8.000%	4,458,000	4,846,434
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	14,000	12,425
11/15/23	4.250%	901,000	750,082
Targa Resources Partners LP/Finance Corp. (b)
01/15/18	5.000%	463,000	441,008
11/15/19	4.125%	154,000	138,215
03/15/24	6.750%	452,000	431,660
Tesoro Logistics LP/Finance Corp. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
10/15/19	5.500%	$60,000	$58,800
10/15/22	6.250%	1,097,000	1,069,575
Williams Companies, Inc. (The)
01/15/23	3.700%	12,986,000	10,070,253
06/24/24	4.550%	4,969,000	3,940,074
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	10,483,000	9,696,775
Williams Partners LP
09/15/45	5.100%	3,330,000	2,547,187
Total			81,044,578
Natural Gas 0.4%
Sempra Energy
10/01/22	2.875%	20,733,000	20,332,024
Oil Field Services 0.7%
Noble Holding International Ltd.
03/15/17	2.500%	17,906,000	16,651,971
03/16/18	4.000%	10,293,000	9,749,242
03/01/21	4.625%	6,940,000	5,345,951
04/01/25	5.950%	6,460,000	5,055,848
04/01/45	6.950%	4,520,000	3,391,469
Total			40,194,481
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	501,000	504,131
Other Industry 1.4%
Board of Trustees of the Leland Stanford Junior University (The)
05/01/47	3.460%	14,050,000	13,100,164
CB Richard Ellis Services, Inc.
03/15/25	5.250%	305,000	309,211
CBRE Services, Inc.
03/15/23	5.000%	374,000	375,927
Massachusetts Institute of Technology
07/01/14	4.678%	14,404,000	15,087,153
Northwestern University
12/01/38	3.688%	8,550,000	8,431,497
President and Fellows of Harvard College
10/15/40	4.875%	5,530,000	6,457,653
President and Fellows of Harvard College (b)
01/15/39	6.500%	10,800,000	14,928,203
University of Notre Dame du Lac
02/15/45	3.438%	16,105,000	15,155,352
Total			73,845,160

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	$581,000	$591,168
Duke Realty LP
06/15/22	4.375%	3,730,000	3,899,267
Total			4,490,435
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	311,000	311,777
Berry Plastics Corp.
05/15/22	5.500%	300,000	291,750
Berry Plastics Escrow LLC/Corp. (b)(d)
10/15/22	6.000%	570,000	571,425
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	84,000	82,740
06/15/17	6.000%	14,000	13,703
Owens-Brockway Glass Container, Inc. (b)
08/15/23	5.875%	1,000	1,006
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	308,000	294,140
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	2,433,000	2,457,330
02/15/21	8.250%	1,196,000	1,193,010
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	607,000	573,615
Total			5,790,496
Pharmaceuticals 0.9%
Actavis Funding SCS
03/15/22	3.450%	3,808,000	3,764,349
03/15/25	3.800%	3,925,000	3,791,703
Actavis Funding SCS (c)
09/01/16	1.199%	2,265,000	2,261,548
Concordia Healthcare Corp. (b)
04/15/23	7.000%	145,000	126,875
Endo Finance LLC/Finco, Inc. (b)
02/01/25	6.000%	605,000	587,606
Endo Finance LLC/Ltd./Finco, Inc. (b)
07/15/23	6.000%	702,000	693,225
Forest Laboratories LLC (b)
02/01/19	4.375%	3,984,000	4,216,733
02/15/21	4.875%	3,460,000	3,736,938
Gilead Sciences, Inc.
09/01/22	3.250%	2,605,000	2,625,426
03/01/46	4.750%	2,662,000	2,674,277
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	725,000	717,301
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	857,000	833,433

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
Johnson & Johnson
12/05/33	4.375%	$12,395,000	$13,538,265
Mallinckrodt International Finance SA/CB LLC (b)
10/15/23	5.625%	435,000	395,850
04/15/25	5.500%	310,000	276,288
Novartis Capital Corp.
09/21/22	2.400%	3,490,000	3,445,234
Quintiles Transnational Corp. (b)
05/15/23	4.875%	221,000	218,790
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	735,000	734,081
07/15/21	7.500%	285,000	293,550
12/01/21	5.625%	210,000	201,600
03/01/23	5.500%	173,000	164,350
05/15/23	5.875%	704,000	672,760
04/15/25	6.125%	2,536,000	2,415,540
Total			48,385,722
Property & Casualty 0.7%
Chubb Corp. (The) (c)
03/29/67	6.375%	13,412,000	13,227,585
HUB International Ltd. (b)
10/01/21	7.875%	1,548,000	1,478,340
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	67,000	64,655
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	6,650,000	7,189,907
03/15/35	6.500%	4,550,000	5,314,327
05/01/42	6.500%	1,645,000	1,954,994
Transatlantic Holdings, Inc.
11/30/39	8.000%	5,853,000	7,822,160
Total			37,051,968
Railroads 0.9%
BNSF Funding Trust I (c)
12/15/55	6.613%	9,057,000	10,166,483
Burlington Northern Santa Fe LLC
09/01/45	4.700%	13,255,000	13,335,272
Canadian Pacific Railway Co.
03/15/23	4.450%	3,433,000	3,695,607
09/15/35	4.800%	5,873,000	5,982,185
08/01/45	4.800%	4,090,000	4,097,383
09/15/15	6.125%	11,539,000	12,119,723
Florida East Coast Holdings Corp. (b)
05/01/19	6.750%	418,000	409,640
Total			49,806,293
Restaurants 0.1%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	777,000	759,673
04/01/22	6.000%	409,000	415,135

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Restaurants (continued)
Yum! Brands, Inc.
11/01/43	5.350%	$5,700,000	$5,473,465
Total			6,648,273
Retailers 1.1%
Asbury Automotive Group, Inc.
12/15/24	6.000%	392,000	403,760
CVS Pass-Through Trust (b)
01/10/36	4.704%	3,842,007	4,007,402
08/11/36	4.163%	4,780,078	4,774,454
Caleres, Inc. (b)
08/15/23	6.250%	157,000	157,000
Dollar Tree, Inc. (b)
03/01/23	5.750%	699,000	725,213
Group 1 Automotive, Inc.
06/01/22	5.000%	404,000	397,940
Home Depot, Inc. (The)
09/15/25	3.350%	2,911,000	2,964,461
L Brands, Inc.
04/01/21	6.625%	414,000	460,575
Lowes Companies, Inc.
09/15/23	3.875%	3,480,000	3,677,716
09/15/45	4.375%	8,620,000	8,719,552
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	21,890,000	26,706,938
Neiman Marcus Group Ltd. LLC (b)
10/15/21	8.000%	200,000	206,000
Penske Automotive Group, Inc.
12/01/24	5.375%	505,000	494,900
PetSmart, Inc. (b)
03/15/23	7.125%	504,000	509,670
Rite Aid Corp.
02/15/27	7.700%	124,000	141,360
Rite Aid Corp. (b)
04/01/23	6.125%	1,018,000	1,010,365
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	365,000	380,513
Wal-Mart Stores, Inc.
04/11/23	2.550%	4,990,000	4,929,611
Total			60,667,430
Technology 1.1%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	271,000	275,065
04/01/20	6.375%	271,000	278,453
08/01/22	5.375%	1,581,000	1,541,475
Ancestry.com, Inc.
12/15/20	11.000%	190,000	208,050
Audatex North America, Inc. (b)
06/15/21	6.000%	702,000	703,397
11/01/23	6.125%	565,000	567,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Automatic Data Processing, Inc.
09/15/20	2.250%	$1,950,000	$1,960,134
Equinix, Inc.
01/01/22	5.375%	1,206,000	1,199,970
First Data Corp.
01/15/21	11.250%	66,000	72,105
01/15/21	12.625%	274,000	311,333
06/15/21	10.625%	76,000	83,315
First Data Corp. (b)
01/15/21	8.250%	1,471,000	1,526,162
08/15/23	5.375%	603,000	596,970
Goodman Networks, Inc.
07/01/18	12.125%	148,000	75,480
Hewlett Packard Enterprise Co. (b)(d)
10/15/20	3.600%	10,295,000	10,292,117
10/15/35	6.200%	8,435,000	8,430,108
10/15/45	6.350%	10,720,000	10,712,710
Infor US, Inc. (b)
08/15/20	5.750%	118,000	117,410
MSCI, Inc. (b)
11/15/24	5.250%	604,000	610,040
08/15/25	5.750%	477,000	480,577
NCR Corp.
12/15/23	6.375%	321,000	314,580
NXP BV/Funding LLC (b)
06/15/22	4.625%	415,000	411,888
Oracle Corp.
05/15/22	2.500%	11,519,000	11,351,479
05/15/45	4.125%	1,889,000	1,782,436
05/15/55	4.375%	4,060,000	3,780,136
Plantronics, Inc. (b)
05/31/23	5.500%	295,000	295,738
Qualitytech LP/Finance Corp.
08/01/22	5.875%	520,000	520,000
Riverbed Technology, Inc. (b)
03/01/23	8.875%	659,000	599,690
VeriSign, Inc.
05/01/23	4.625%	637,000	619,482
04/01/25	5.250%	230,000	228,275
Zebra Technologies Corp. (b)
10/15/22	7.250%	986,000	1,050,090
Total			60,996,490
Tobacco 0.2%
Imperial Tobacco Finance PLC (b)
07/20/18	2.050%	8,758,000	8,752,877
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (b)
02/15/45	4.500%	7,312,000	6,762,203

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless 0.2%
Altice Luxembourg SA (b)
05/15/22	7.750%	$694,000	$631,540
Crown Castle International Corp.
04/15/22	4.875%	323,000	335,759
01/15/23	5.250%	1,201,000	1,270,298
Numericable-SFR (b)
05/15/19	4.875%	741,000	716,917
05/15/22	6.000%	455,000	438,506
SBA Telecommunications, Inc.
07/15/20	5.750%	723,000	744,690
Sprint Communications, Inc.
08/15/20	7.000%	172,000	145,017
11/15/21	11.500%	82,000	81,180
Sprint Communications, Inc. (b)
11/15/18	9.000%	1,895,000	1,989,750
03/01/20	7.000%	203,000	203,000
Sprint Corp.
09/15/23	7.875%	1,189,000	962,347
06/15/24	7.125%	223,000	171,621
T-Mobile USA, Inc.
04/28/20	6.542%	4,000	4,065
04/28/21	6.633%	753,000	754,882
01/15/22	6.125%	88,000	84,920
03/01/23	6.000%	47,000	45,355
04/01/23	6.625%	1,425,000	1,410,750
01/15/24	6.500%	284,000	275,303
03/01/25	6.375%	53,000	50,880
Wind Acquisition Finance SA (b)
04/30/20	6.500%	148,000	153,180
07/15/20	4.750%	838,000	829,620
04/23/21	7.375%	507,000	500,662
Total			11,800,242
Wirelines 0.8%
AT&T, Inc.
12/15/42	4.300%	3,575,000	3,072,198
05/15/46	4.750%	3,915,000	3,587,303
CenturyLink, Inc.
12/01/23	6.750%	1,060,000	927,500
CenturyLink, Inc. (b)
04/01/25	5.625%	165,000	131,175
Frontier Communications Corp.
04/15/22	8.750%	1,532,000	1,364,292
01/15/23	7.125%	156,000	128,216
01/15/25	6.875%	185,000	146,150
Frontier Communications Corp. (b)
09/15/20	8.875%	175,000	171,500
09/15/22	10.500%	293,000	285,675
09/15/25	11.000%	653,000	631,777
Level 3 Communications, Inc.
12/01/22	5.750%	627,000	615,244
Level 3 Financing, Inc.
01/15/21	6.125%	161,000	165,509
08/15/22	5.375%	620,000	602,950
Telecom Italia SpA (b)
05/30/24	5.303%	300,000	295,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
Verizon Communications, Inc.
03/15/21	3.450%	$1,630,000	$1,669,086
11/01/21	3.000%	4,361,000	4,349,025
09/15/23	5.150%	11,001,000	12,152,695
11/01/24	3.500%	1,346,000	1,323,401
03/15/34	5.050%	3,100,000	3,092,839
01/15/36	4.272%	3,395,000	3,078,878
09/15/43	6.550%	3,265,000	3,857,414
Windstream Services LLC
10/15/20	7.750%	73,000	62,050
Zayo Group LLC/Capital, Inc. (b)
04/01/23	6.000%	1,242,000	1,204,740
05/15/25	6.375%	40,000	38,400
Total			42,953,517
Total Corporate Bonds & Notes (Cost: $1,921,520,665)			$1,884,695,692

Residential Mortgage-Backed Securities - Agency 27.0%
Federal Home Loan Mortgage Corp.
08/01/24	8.000%	24,797	29,135
01/01/25	9.000%	7,374	8,427
09/01/28- 07/01/37	6.000%	8,540,604	9,744,170
04/01/30- 04/01/32	7.000%	266,788	305,143
06/01/33	5.500%	296,102	331,000
Federal Home Loan Mortgage Corp. (c)(f)
CMO IO STRIPS Series 309 Class S4
08/15/43	5.763%	4,437,589	1,078,138
CMO IO STRIPS Series 312 Class S1
09/15/43	5.743%	4,415,270	1,061,155
CMO IO STRIPS Series 337 Class S1
09/15/44	5.843%	14,278,911	3,718,920
CMO IO Series 311 Class S1
08/15/43	5.743%	11,579,274	2,633,009
CMO IO Series 326 Class S2
03/15/44	5.743%	17,914,694	4,355,850
Federal Home Loan Mortgage Corp. (f)
CMO IO Series 329 Class C5
06/15/43	3.500%	20,417,625	3,729,310
CMO IO Series 4120 Class IA
10/15/42	3.500%	10,398,975	1,419,653
CMO IO Series 4176 Class BI
03/15/43	3.500%	3,547,874	497,931
CMO IO Series 4182 Class DI
05/15/39	3.500%	7,495,163	1,149,068
Federal National Mortgage Association
11/01/21- 04/01/22	8.000%	10,603	11,508
04/01/23	8.500%	10,837	11,463
06/01/24	9.000%	19,287	21,108
02/01/27- 09/01/31	7.500%	108,801	119,553

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
09/01/28- 05/01/45	3.000%	$91,901,124	$94,514,526
10/01/28- 08/01/35	6.000%	6,630,221	7,564,257
02/01/29- 09/01/36	5.500%	9,535,307	10,779,515
05/01/29- 07/01/38	7.000%	9,179,295	11,141,987
04/01/30- 08/01/45	3.500%	197,597,283	206,569,406
08/01/40- 10/01/44	4.500%	22,057,314	23,976,683
05/01/41	5.000%	3,353,314	3,704,585
09/01/41- 09/01/45	4.000%	135,176,364	144,468,754
CMO Series 2013-121 Class KD
08/25/41	3.500%	5,053,279	5,323,017
Federal National Mortgage Association (c)(f)
CMO IO Series 2013-101 Class CS
10/25/43	5.706%	6,643,907	1,716,029
Federal National Mortgage Association (d)
10/19/30	3.000%	37,000,000	38,529,136
10/19/30- 10/14/45	3.500%	81,320,000	84,934,213
10/14/45	4.000%	196,500,000	209,602,620
10/14/45	4.500%	100,650,000	109,106,170
10/14/45	5.000%	78,675,000	86,685,405
Federal National Mortgage Association (f)
CMO IO Series 2012-131 Class MI
01/25/40	3.500%	10,760,209	1,501,516
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	14,403,420	2,066,731
Federal National Mortgage Association (g)
01/01/36	5.500%	4,586,549	5,177,013
Government National Mortgage Association
06/15/41	4.500%	14,013,163	15,403,853
05/15/42	3.000%	8,156,064	8,363,905
09/20/42- 05/20/43	3.500%	59,807,623	62,844,285
Government National Mortgage Association (d)
10/21/45	3.000%	33,260,000	33,942,608
10/21/45	3.500%	158,475,000	166,045,858
10/21/45	4.000%	80,000,000	85,272,720
10/21/45	4.500%	7,000,000	7,585,158
Government National Mortgage Association (f)
CMO IO Series 2014-184 Class CI
11/16/41	3.500%	8,363,746	1,361,656
CMO IO Series 2015-53 Class EI
04/16/45	3.500%	2,400,934	466,161
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,449,159,513)			$1,458,872,308

Residential Mortgage-Backed Securities - Non-Agency 4.9%
ASG Resecuritization Trust (b)(c)
CMO Series 2009-2 Class G70

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
05/24/36	4.674%	$3,628,000	$3,667,050
CMO Series 2009-2 Class G75
05/24/36	4.674%	3,628,000	3,674,085
BCAP LLC Trust (b)(c)
08/26/36	0.319%	2,064,889	2,031,723
09/26/36	3.500%	3,936,422	3,975,974
CMO Series 2010-RR7 Class 17A7
03/26/36	3.459%	280,000	254,869
CMO Series 2012-RR10 Class 9A1
10/26/35	2.753%	922,067	932,048
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	3,620,073	3,661,685
CMO Series 2014-RR3 Class 3A1
07/26/36	0.338%	1,190,451	1,136,054
Series 2010-RR11 Class 8A1
05/27/37	5.467%	2,911,586	2,973,826
BCAP LLC Series 2013-RR2 Class 7A1 (b)(c)
07/26/36	3.000%	2,263,164	2,270,247
Banc of America Funding Trust CMO Series 2012-R5 Class A (b)(c)
10/03/39	0.459%	3,543,752	3,519,878
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (b)(c)
11/28/29	3.844%	6,594,040	6,562,967
CAM Mortgage Trust Series 2015-1 Class A (b)(c)
07/15/64	3.375%	8,371,417	8,377,724
COLT LLC Series 2015-A Class A2 (b)(c)
07/27/20	3.944%	2,711,000	2,680,534
CSMC Trust CMO Series 2015-RPL1 Class A2 (b)(c)
02/25/57	4.334%	1,500,000	1,460,319
Citigroup Mortgage Loan Trust, Inc. (b)
CMO Series 2012-A Class A
06/25/51	2.500%	2,149,420	2,114,266
Citigroup Mortgage Loan Trust, Inc. (b)(c)
CMO Series 2010-2 Class 5A2A
12/25/35	5.500%	2,000,000	2,062,858
CMO Series 2011-12 Class 3A3
09/25/47	2.674%	2,200,000	2,134,103
CMO Series 2012-7 Class 12A1
03/25/36	2.651%	1,013,460	1,013,594
CMO Series 2012-9 Class 1A1
02/20/36	4.810%	2,379,515	2,356,672
CMO Series 2013-12 Class 2A3
09/25/35	4.750%	2,317,069	2,359,146
CMO Series 2013-2 Class 1A1
11/25/37	2.721%	2,678,333	2,682,525
CMO Series 2014-11 Class 3A3
09/25/36	0.359%	1,800,000	1,631,573
CMO Series 2014-12 Class 3A1
10/25/35	2.593%	14,461,348	14,724,139
CMO Series 2014-2 Class 3A3

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
08/25/37	0.339%	$1,000,000	$922,263
CMO Series 2014-C Class A
02/25/54	3.250%	1,354,372	1,297,333
CMO Series 2015-RP2 Class A
01/25/53	4.250%	18,659,955	19,074,475
CMO Series 2015-RP2 Class B3
01/25/53	4.250%	4,138,350	3,903,325
Series 2013-11 Class 3A3
09/25/34	2.614%	896,854	864,514
Citigroup Mortgage Loan Trust, Inc. (c)
CMO Series 2015-A Class A4
06/25/58	4.250%	7,780,885	8,088,270
CMO Series 2015-A Class B3
06/25/58	4.500%	991,318	935,842
Citigroup Mortgage Loan Trust, Inc. (f)
CMO IO Series 2015-A Class A1IO
06/25/58	1.000%	23,224,501	880,603
Credit Suisse Mortgage Capital Certificates (b)
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	3,000,000	2,944,215
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2009-14R Class 4A9
10/26/35	2.753%	12,807,000	13,052,956
CMO Series 2011-12R Class 3A1
07/27/36	2.367%	7,573,710	7,486,726
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	512,840	515,492
CMO Series 2011-17R Class 3A1
10/27/35	2.430%	1,092,490	1,088,930
CMO Series 2014-CIM1 Class A2
01/25/58	3.699%	3,000,000	2,994,780
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	9,812,895	9,734,364
CMO Series 2014-RPL4 Class A2
08/25/62	4.357%	2,750,000	2,632,942
Series 2012-11 Class 3A2
06/29/47	1.197%	1,999,973	1,801,225
Credit Suisse Securities (USA) LLC CMO Series 2014-RPL1 Class A1 (b)(c)
02/25/54	3.250%	6,407,666	6,313,301
Fannie Mae Connecticut Avenue Securities CMO Series 2015-C03 Class 1M2 (c)
07/25/25	5.194%	500,000	497,594
Freddie Mac Structured Agency Credit Risk Debt Notes (c)
CMO Series 2015-DNA1 Class M1
10/25/27	1.094%	8,011,905	7,975,615
CMO Series 2015-DNA2 Class M3
12/25/27	4.094%	4,000,000	3,878,702
JPMorgan Resecuritization Trust (b)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	2,584,878	2,600,105
JPMorgan Resecuritization Trust (b)(c)
CMO Series 2014-1 Class 1016
03/26/36	2.607%	3,630,000	3,634,135
Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4 (b)(c)
10/26/36	3.250%	502,915	499,257

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Re-Remic Trust (b)(c)
09/26/35	2.760%	$8,854,855	$9,209,049
CMO Series 2013-R3 Class 10A
10/26/35	2.753%	2,445,556	2,471,503
Morgan Stanley Resecuritization Trust (b)(c)
CMO Series 2013-R9 Class 2A
06/26/46	2.752%	3,968,569	3,990,868
CMO Series 2013-R9 Class 4A
06/26/46	2.504%	2,590,069	2,582,560
NRPL Trust Series 2014-1A Class A1 (b)(c)
04/25/54	3.250%	3,635,128	3,635,128
NZES Series 2015-PLS1 Class A (b)
04/25/17	5.250%	2,574,278	2,577,882
New Residential Mortgage Loan Trust CMO Series 2015-1A Class A3 (b)(c)
04/25/52	3.750%	8,515,419	8,719,525
Nomura Asset Acceptance Corp. Alternative Loan Trust (c)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	183,196	184,416
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,159,250	1,166,798
Nomura Resecuritization Trust (b)(c)
CMO Series 2012-3R Class 1A1
01/26/37	0.015%	2,394,561	2,305,567
CMO Series 2014-6R Class 3A1
01/26/36	0.459%	4,953,638	4,644,115
Pretium Mortgage Credit Partners I (b)(c)
Series 2015-NPL1 Class A1
05/28/30	3.625%	1,780,548	1,776,500
Series 2015-NPL1 Class A2
05/28/30	4.250%	2,000,000	1,891,598
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1 (b)(c)
05/27/30	3.750%	967,513	966,637
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2 (b)(c)
08/26/35	2.779%	2,989,473	2,940,540
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (c)
12/25/34	4.740%	23,926	24,413
Towd Point Mortgage Trust (b)(c)
CMO Series 2015-3 Class A4B
03/25/54	3.500%	24,118,948	24,317,942
CMO Series 2015-4 Class A1
04/26/55	3.500%	7,000,000	7,132,573
VML LLC CMO Series 2014-NPL1 Class A1 (b)(c)
04/27/54	3.875%	2,103,989	2,107,357

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (c)
08/25/33	2.488%	$3,174,361	$3,255,069
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $267,540,310)			$267,774,863

Commercial Mortgage-Backed Securities - Non-Agency 5.0%
1211 Avenue of the Americas Trust Series 2015-1211 Class E (b)(c)
08/10/35	4.280%	1,000,000	897,535
American Homes 4 Rent Trust Series 2015-SFR2 Class A (b)
10/17/45	3.732%	4,905,000	4,990,579
American Homes 4 Rent (b)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,000,000	947,841
American Homes 4 Rent (b)(c)
Series 2014-SFR1 Class E
06/17/31	2.750%	3,900,000	3,725,555
Series 2014-SFR1 Class F
06/17/31	3.500%	2,200,000	2,128,764
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(c)
07/05/33	4.847%	1,000,000	1,004,563
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2015-200P Class A (b)
04/14/33	3.218%	5,400,000	5,504,845
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (c)
09/10/47	5.315%	754,963	754,175
Banc of America Merrill Lynch Re-Remic Trust Series 2015-FR11 Class A705 (b)(c)
09/27/44	1.897%	1,000,000	928,020
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (c)
05/15/46	5.959%	5,048,536	5,347,082
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A3
06/15/57	3.231%	19,900,000	20,288,311
Commercial Mortgage Trust
Series 2015-CR22 Class A5
03/10/48	3.309%	6,415,000	6,518,138
Series 2015-CR23 Class A3
05/10/48	3.230%	25,000,000	25,546,580
Series 2015-LC19 Class A4
02/10/48	3.183%	1,545,000	1,573,636

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (c)
06/15/39	5.889%	$3,961,757	$4,140,686
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (b)(c)
09/18/39	5.467%	2,528,770	2,570,022
DBUBS Mortgage Trust Series 2011-LC2A Class A4 (b)
07/10/44	4.537%	22,975,000	25,575,517
GS Mortgage Securities Corp. II Series 2015-GC30 Class A3
05/10/50	3.119%	10,000,000	10,081,919
General Electric Capital Assurance Co. Series 2003-1 Class A5 (b)(c)
05/12/35	5.743%	4,653,642	5,100,517
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4
03/10/39	5.444%	3,048,949	3,164,937
Invitation Homes Trust (b)(c)
Series 2015-SFR3 Class A
08/17/32	1.507%	17,190,144	16,966,749
Series 2015-SFR3 Class F
08/17/32	4.957%	4,000,000	3,974,284
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A4
01/15/48	3.494%	7,640,000	7,882,478
Series 2015-C27 Class A4
02/15/48	3.179%	2,440,000	2,459,198
Series 2015-C28 Class A3
10/15/48	2.912%	8,375,000	8,326,512
Series 2015-C28 Class A4
10/15/48	3.227%	7,300,000	7,374,959
LB Commercial Mortgage Trust Series 2007-C3 Class AM (c)
07/15/44	6.096%	3,460,000	3,684,312
LB-UBS Commercial Mortgage Trust
Series 2006-C1 Class A4
02/15/31	5.156%	1,723,722	1,726,354
Series 2007-C2 Class A3
02/15/40	5.430%	10,528,455	10,970,123
LB-UBS Commercial Mortgage Trust (c)
Series 2006-C4 Class AM
06/15/38	6.049%	1,278,000	1,313,884
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8 Class A3 (c)
08/12/49	6.073%	1,772,000	1,879,637
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20 Class A3
02/15/48	2.988%	2,145,000	2,142,609
Series 2015-C22 Class A3
04/15/48	3.046%	5,465,000	5,419,116
Morgan Stanley Re-Remic Trust (b)(c)
Series 2009-GG10 Class A4B
08/12/45	5.988%	1,549,000	1,640,478
Series 2010-GG10 Class A4A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
08/15/45	5.988%	$3,844,698	$4,035,068
Series 2010-GG10 Class A4B
08/15/45	5.988%	4,571,000	4,812,166
ORES NPL LLC (b)
Series 2013-LV2 Class A
09/25/25	3.081%	796,017	795,221
Series 2014-LV3 Class A
03/27/24	3.000%	3,044,409	3,044,409
Rialto Capital Management LLC Series 2014-LT5 Class B (b)
05/15/24	5.000%	500,000	499,881
Rialto Real Estate Fund LLC (b)
Series 2014-LT6 Class A
09/15/24	2.750%	947,648	945,749
Series 2015-LT7 Class B
12/25/32	5.071%	4,000,000	4,001,748
Rialto Real Estate Fund LP (b)
Series 2014-LT5 Class A
05/15/24	2.850%	871,240	869,809
Series 2014-LT6 Class B
09/15/24	5.486%	2,000,000	2,001,226
VFC LLC (b)
Series 2014-2 Class A
07/20/30	2.750%	642,426	642,532
Series 2015-3 Class B
12/20/31	4.750%	500,000	499,630
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5
11/15/47	3.607%	2,665,000	2,774,225
Wells Fargo Commercial Mortgage Trust
Series 2015-C27 Class A4
02/15/48	3.190%	6,450,000	6,549,551
Series 2015-C28 Class A3
05/15/48	3.290%	28,010,000	28,584,180
Series 2015-LC20 Class A4
04/15/50	2.925%	3,670,000	3,626,910
Series 2015-LC20 Class A5
04/15/50	3.184%	810,000	811,738
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $273,762,246)			$271,043,958

Asset-Backed Securities - Agency 2.7%
United States Small Business Administration
Series 2011-20K Class 1
11/01/31	2.870%	4,126,154	4,252,320
Series 2012-20C Class 1
03/01/32	2.510%	1,867,136	1,889,601
Series 2012-20G Class 1
07/01/32	2.380%	1,752,507	1,759,933
Series 2012-20I Class 1
09/01/32	2.200%	2,958,212	2,952,313
Series 2012-20J Class 1
10/01/32	2.180%	10,031,850	10,003,077
Series 2012-20L Class 1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
12/01/32	1.930%	$1,331,898	$1,306,917
Series 2013-20D Class 1
04/01/33	2.080%	5,384,219	5,311,249
Series 2013-20E Class 1
05/01/33	2.070%	4,361,887	4,299,669
Series 2013-20G Class 1
07/01/33	3.150%	1,484,737	1,552,937
Series 2013-20L Class 1
12/01/33	3.380%	2,863,257	3,003,949
Series 2014-20C Class 1
03/01/34	3.210%	4,005,749	4,204,297
Series 2014-20D Class 1
04/01/34	3.110%	11,253,389	11,763,332
Series 2014-20E Class 1
05/01/34	3.000%	10,159,275	10,629,500
Series 2014-20F Class 1
06/01/34	2.990%	7,043,744	7,387,375
Series 2014-20G Class 1
07/01/34	2.870%	3,712,083	3,833,408
Series 2014-20H Class 1
08/01/34	2.880%	4,544,143	4,691,296
Series 2014-20I Class 1
09/01/34	2.920%	430,714	443,622
Series 2015-20C Class 1
03/01/35	2.720%	1,167,595	1,179,858
Series 2015-20E Class 1
05/01/35	2.770%	42,563,000	42,939,027
Series 2015-20F Class 1
06/01/35	2.980%	22,787,000	23,703,231
Total Asset-Backed Securities - Agency (Cost: $143,413,720)			$147,106,911

Asset-Backed Securities - Non-Agency 20.5%
A Voce CLO Ltd. (b)(c)
Series 2014-1A Class A1B
07/15/26	1.749%	7,770,000	7,715,486
Series 2014-1A Class A2A
07/15/26	2.289%	2,700,000	2,656,211
ALM XIV Ltd. Series 2014-14A Class A1 (b)(c)
07/28/26	1.724%	10,400,000	10,340,772
ARES CLO Ltd. Series 2012-2A Class AR (b)(c)
10/12/23	1.576%	30,000,000	29,875,560
ARI Fleet Lease Trust Series 2014-A Class A2 (b)
11/15/22	0.810%	964,988	964,357
Ally Auto Receivables Trust Series 2015-SN1 Class A2B (c)
06/20/17	0.596%	5,445,558	5,445,988
Ally Master Owner Trust Series 2014-2 Class A (c)
01/16/18	0.577%	1,075,000	1,075,295
AmeriCredit Automobile Receivables Trust (c)
Series 2014-2 Class A2B

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
10/10/17	0.479%	$589,815	$589,604
Series 2015-1 Class A2B
04/09/18	0.624%	5,456,653	5,457,096
Apidos CDO V (b)(c)
Series 2007-5A Class A1
04/15/21	0.529%	6,167,354	6,143,616
Series 2007-5A Class A1S
04/15/21	0.519%	4,492,467	4,466,757
Apidos CLO XVII Series 2014-17A Class A1A (b)(c)
04/17/26	1.789%	13,080,000	13,024,148
Apidos CLO XVIII Series 2014-18A Class A1 (b)(c)
07/22/26	1.707%	15,740,000	15,642,459
Apidos CLO XXII Series 2015-22A Class D (b)(c)(d)
10/20/27	6.336%	1,000,000	932,300
Ares CLO Ltd. Series 2015-4A Class D1 (b)(c)(d)
10/15/26	7.126%	1,000,000	972,200
Ares XXX CLO Ltd. Series 2014-30A Class A2 (b)(c)
04/20/23	1.137%	2,906,477	2,883,719
Ascentium Equipment Receivables Series 2015-1A Class A2 (b)
07/10/17	1.150%	2,145,000	2,146,903
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A (b)
12/20/21	2.630%	10,510,000	10,648,949
BA Credit Card Trust Series 2014-A2 Class A (c)
09/16/19	0.477%	5,315,000	5,309,237
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	767,538	767,907
Babson CLO Ltd. Series 2006-2A Class A2 (b)(c)
10/16/20	0.529%	5,805,626	5,803,885
Barclays Dryrock Issuance Trust Series 2014-2 Class A (c)
03/16/20	0.547%	11,360,000	11,340,623
Betony CLO Ltd. Series 2015-1A Class E (b)(c)
04/15/27	5.639%	1,500,000	1,277,205
CNH Equipment Trust
Series 2015-B Class A2A
08/15/18	0.840%	5,470,000	5,466,934
CNH Equipment Trust (c)
Series 2015-B Class A2B
08/15/18	0.497%	7,270,000	7,263,222
CNH Wholesale Master Note Trust Series 2013-2A Class A (b)(c)
08/15/19	0.807%	6,535,000	6,541,269
Cabela’s Credit Card Master Note Trust

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2015-2 Class A1
07/17/23	2.250%	$9,025,000	$9,143,690
Cabela’s Credit Card Master Note Trust (b)(c)
Series 2012-1A Class A2
02/18/20	0.737%	1,660,000	1,660,901
Cabela’s Master Credit Card Trust Series 2014-1 Class A (c)
03/16/20	0.557%	1,230,000	1,228,477
California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	137,838	137,813
Capital Auto Receivables Asset Trust Series 2015-2 Class A1B (c)
10/20/17	0.616%	14,190,000	14,180,877
Capital One Multi-Asset Execution Trust
Series 2013-A3 Class A3
09/16/19	0.960%	19,685,000	19,715,470
Series 2015-A2 Class A2
03/15/23	2.080%	30,585,000	31,050,923
CarMax Auto Owner Trust
Series 2013-3 Class A3
04/16/18	0.970%	7,046,130	7,048,329
Series 2015-3 Class A3
05/15/20	1.630%	11,795,000	11,853,155
Carlyle Global Market Strategies CLO (b)(c)
Series 2013-1A Class A1
02/14/25	1.609%	9,700,000	9,619,733
Series 2014-3A Class A1B
07/27/26	1.630%	7,250,000	7,312,292
Series 2014-3A Class C1
07/27/26	3.995%	1,250,000	1,205,009
Carlyle Global Market Strategies Series 2012-2AR Class A1R (b)(c)
07/20/23	1.583%	10,400,000	10,371,390
Chase Issuance Trust
Series 2012-A4 Class A4
08/16/21	1.580%	3,750,000	3,745,425
Series 2015-A4 Class A4
04/15/22	1.840%	21,350,000	21,375,189
Chase Issuance Trust (c)
Series 2012-A10 Class A10
12/16/19	0.467%	3,190,000	3,184,181
Series 2012-A2 Class A2
05/15/19	0.477%	6,965,000	6,958,042
Chesapeake Funding LLC (b)(c)
Series 2011-2A Class A
04/07/24	1.449%	1,270,414	1,280,120
Series 2012-1A Class A
11/07/23	0.949%	12,142	12,143
Series 2012-2A Class A
05/07/24	0.649%	853,105	852,581
Series 2013-1A Class A
01/07/25	0.649%	1,166,228	1,166,649
Series 2014-1A Class A
03/07/26	0.619%	23,571,764	23,533,043
Citibank Credit Card Issuance Trust
Series 2013-A6 Class A6
09/07/18	1.320%	2,040,000	2,049,963

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-A5 Class A5
06/07/23	2.680%	$6,550,000	$6,765,174
Countrywide Home Equity Loan Trust (c)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	869,614	864,874
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	981,674	975,257
Discover Card Execution Note Trust Series 2015-A2 Class A
10/17/22	1.900%	15,400,000	15,380,020
Dryden Senior Loan Fund Series 2014-33A Class B (b)(c)
07/15/26	2.289%	2,550,000	2,509,720
Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR (b)(c)
11/15/23	1.611%	7,035,000	6,999,916
Enterprise Fleet Financing LLC (b)
Series 2013-2 Class A2
03/20/19	1.060%	3,321,562	3,323,184
Series 2015-1 Class A2
09/20/20	1.300%	5,750,000	5,744,101
Series 2015-2 Class A2
02/22/21	1.590%	7,725,000	7,757,032
Flatiron CLO Ltd. Series 2015-1A Class A (b)(c)
04/15/27	1.689%	17,110,000	17,033,638
Ford Credit Auto Owner Trust
Series 2013-B Class A3
10/15/17	0.570%	372,119	372,137
Series 2015-A Class A3
09/15/19	1.280%	5,445,000	5,457,532
Series 2015-B Class A3
11/15/19	1.160%	20,000,000	19,985,290
Ford Credit Auto Owner Trust (b)
Series 2014-2 Class A
04/15/26	2.310%	19,227,000	19,501,023
Series 2015-1 Class A
07/15/26	2.120%	30,250,000	30,399,284
Series 2015-2 Class A
01/15/27	2.440%	8,925,000	9,060,302
Ford Credit Auto Owner Trust (c)
Series 2015-B Class A2B
03/15/18	0.437%	23,500,000	23,475,186
Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A (b)
03/15/22	2.090%	7,025,000	7,098,362
GE Dealer Floorplan Master Note Trust (c)
Series 2014-1 Class A
07/20/19	0.596%	5,970,000	5,940,032
Series 2015-1 Class A
01/20/20	0.716%	9,080,000	9,012,991
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	748,401	748,220

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	$706,594	$706,239
GFT Mortgage Loan Trust Series 2015-GFT1 Class A (b)(c)
01/25/55	3.721%	2,135,671	2,113,247
GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
12/20/17	1.100%	13,030,000	13,065,047
Series 2015-2 Class A3
12/20/18	1.680%	19,605,000	19,676,141
GM Financial Automobile Leasing Trust (c)
Series 2015-2 Class A2B
04/20/18	0.636%	12,680,000	12,647,746
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A2 (b)(c)
05/15/20	0.707%	13,220,000	13,202,628
Golden Credit Card Trust Series 2015-3A Class A (b)(c)
07/15/19	0.627%	5,640,000	5,632,777
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (b)(c)
04/19/26	1.737%	20,680,000	20,580,839
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2 (b)
06/20/17	1.120%	2,575,000	2,578,171
Harley-Davidson Motorcycle Trust
Series 2015-2 Class A2A
01/15/19	0.800%	5,000,000	4,994,431
Series 2015-2 Class A3
03/16/20	1.300%	22,000,000	22,021,151
Harley-Davidson Motorcycle Trust (c)
Series 2015-1 Class A2B
01/15/19	0.507%	671,575	670,665
Series 2015-2 Class A2B
01/15/19	0.457%	25,000,000	24,953,255
Hertz Fleet Lease Funding LP (b)(c)
Series 2013-3 Class A
12/10/27	0.753%	7,227,567	7,236,356
Series 2014-1 Class A
04/10/28	0.603%	2,873,051	2,874,881
Series 2015-1 Class A
07/10/29	0.773%	12,715,000	12,708,991
Hertz Vehicle Financing II LP Series 2015-3A Class A (b)(d)
09/25/21	2.670%	4,490,000	4,488,743
Honda Auto Receivables Owner Trust
Series 2013-4 Class A3
09/18/17	0.690%	2,382,156	2,381,627
Series 2015-2 Class A2
08/21/17	0.690%	21,760,000	21,739,010
Series 2015-2 Class A3
02/21/19	1.040%	21,000,000	20,970,001
Series 2015-3 Class A3
04/18/19	1.270%	17,703,350	17,734,225

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Huntington Auto Trust Series 2015-1 Class A2
10/16/17	0.760%	$6,205,000	$6,202,264
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A (b)
12/15/17	0.950%	7,338,000	7,335,051
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (b)(c)
05/15/18	0.557%	12,315,000	12,320,813
MMAF Equipment Finance LLC Series 2014-AA Class A2 (b)
04/10/17	0.520%	3,175,225	3,173,937
Mercedes-Benz Master Owner Trust Series 2015-AA Class A (b)(c)
04/15/19	0.537%	8,140,000	8,134,076
Mountain View Funding CLO Series 2007-3A Class A1 (b)(c)
04/16/21	0.504%	9,554,066	9,523,273
NRZ Advance Receivables Trust Series 2015-T1 Class AT1 (b)
08/15/46	2.315%	12,045,000	12,044,993
New York City Tax Lien Trust (b)
Series 2014-A Class A
11/10/27	1.030%	520,271	520,011
Series 2015-A Class A
11/10/28	1.340%	3,562,000	3,562,000
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	1,362,601	1,362,894
Nissan Auto Receivables Owner Trust Series 2015-A Class A1 (c)
01/15/20	0.607%	1,875,000	1,875,302
OZLM VII Ltd. (b)(c)
Series 2014-7A Class A1B
07/17/26	1.779%	9,750,000	9,691,178
Series 2014-7A Class A2A
07/17/26	2.339%	3,980,000	3,888,918
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (b)(c)
01/25/55	3.475%	938,383	937,390
Oak Hill Credit Partners X Ltd. (b)(c)
Series 2014-10A Class A
07/20/26	1.757%	9,210,000	9,163,876
Series 2014-10A Class B
07/20/26	2.387%	10,530,000	10,423,331
Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A (b)(c)
04/15/26	1.809%	10,530,000	10,463,819
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (b)(c)
11/14/26	2.275%	7,165,000	7,147,424
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1 (b)(c)
11/22/25	5.545%	1,000,000	873,829

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Ocwen Freddie Advance Funding LLC Series 2015-T1 Class AT1 (b)
11/15/45	2.062%	$2,650,000	$2,649,788
Ocwen Master Advance Receivables Trust Series 2015-1 Class AT1 (b)
09/17/46	2.537%	7,220,000	7,220,000
OneMain Financial Issuance Trust Series 2015-2A Class A (b)
07/18/25	2.570%	12,300,000	12,373,031
Porsche Innovative Lease Owner Trust (b)
Series 2015-1 Class A2
11/21/17	0.790%	18,910,000	18,882,181
Series 2015-1 Class A3
07/23/18	1.190%	10,000,000	9,993,392
SLM Student Loan Trust Series 2014-2 Class A1 (c)
07/25/19	0.444%	1,436,661	1,432,608
SMART Trust
Series 2013-1US Class A3A
09/14/16	0.840%	51,106	51,104
SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%	1,937,755	1,953,257
SMART Trust (c)
Series 2013-1US Class A3B
09/14/16	0.656%	47,150	47,145
Santander Drive Auto Receivables Trust (c)
Series 2014-2 Class A2B
07/17/17	0.527%	261,283	261,283
Series 2014-3 Class A2B
08/15/17	0.487%	584,904	584,905
Series 2015-2 Class A2B
09/17/18	0.657%	13,055,000	13,054,999
Selene Non-Performing Loans LLC Series 2014-1A Class A (b)(c)
05/25/54	2.981%	1,363,223	1,351,516
SpringCastle America Funding LLC Series 2014-AA Class A (b)
05/25/23	2.700%	3,582,412	3,587,312
Symphony CLO Ltd. Series 2014-14A Class B1 (b)(c)
07/14/26	2.336%	3,735,000	3,701,378
Symphony CLO V Ltd. Series 2007-5A Class A1 (b)(c)
01/15/24	1.039%	8,204,722	8,123,667
Synchrony Credit Card Master Note Trust Series 2011-2 Class A (c)
05/15/19	0.687%	15,005,000	15,003,094
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	1,860,290	1,850,858
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%	288,549	288,555
Toyota Auto Receivables Owner Trust

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2015-C Class A3
06/17/19	1.340%	$18,750,000	$18,781,050
Toyota Auto Receivables Owner Trust (c)
Series 2015-B Class A2B
11/15/17	0.417%	7,610,000	7,610,562
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (b)(c)
06/25/54	3.125%	342,776	342,182
USAA Auto Owner Trust
Series 2015-1 Class A2
03/15/18	0.820%	8,545,000	8,540,965
Series 2015-1 Class A3
06/17/19	1.200%	6,850,000	6,858,070
Venture XI CLO Ltd. Series 2012-11A Class AR (b)(c)
11/14/22	1.609%	11,175,000	11,130,758
Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1 (b)(c)
03/25/55	3.500%	696,365	694,440
Volkswagen Auto Lease Trust Series 2015-A Class A2B (c)
06/20/17	0.536%	2,681,188	2,676,979
Volkswagen Auto Loan Enhanced Trust Series 2013-1 Class A3
08/21/17	0.560%	601,126	600,519
Westgate Resorts LLC Series 2013-1A Class B (b)
08/20/25	3.750%	554,364	559,846
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%	569,395	569,539
Wheels SPV 2 LLC Series 2015-1A Class A2 (b)
04/22/24	1.270%	5,185,000	5,195,578
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	7,245,000	7,319,566
Series 2015-B Class A
06/17/24	2.550%	16,775,000	17,041,619
World Financial Network Credit Card Master Trust (c)
Series 2014-A Class A
12/15/19	0.587%	4,250,000	4,250,000
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/18	1.540%	7,655,000	7,679,472
World Omni Automobile Lease Securitization Trust (c)
Series 2015-A Class A2B
05/15/18	0.587%	3,755,000	3,750,847
Total Asset-Backed Securities - Non-Agency (Cost: $1,108,219,592)			$1,109,472,987

U.S. Treasury Obligations 15.2%
U.S. Treasury
01/15/16	0.375%	32,800,000	32,827,749

Issuer	Coupon Rate		Principal Amount	Value

U.S. Treasury Obligations (continued)
04/15/16	0.250%	$206,739,000		$206,811,772
08/31/17	0.625%		31,522,000	31,520,771
08/15/18	1.000%		4,850,000	4,862,883
09/30/20	1.375%		195,992,000	195,992,000
09/30/22	1.750%		125,524,000	125,458,602
U.S. Treasury (g)
06/15/18	1.125%		22,439,100	22,592,494
08/15/25	2.000%		75,089,400	74,692,477
05/15/45	3.000%		74,291,500	76,026,875
U.S. Treasury (h)
STRIPS
05/15/43	0.000%		114,793,000	49,763,569
Total U.S. Treasury Obligations (Cost: $815,588,084)				$820,549,192

U.S. Government & Agency Obligations 1.5%
Residual Funding Corp. (h)
STRIPS
10/15/19	0.000%		53,069,000	49,706,071
01/15/21	0.000%		19,845,000	17,999,832
01/15/30	0.000%		21,220,000	13,756,947
Total U.S. Government & Agency Obligations (Cost: $80,794,795)				$81,462,850

Foreign Government Obligations(a)(i) 0.9%
Brazil 0.1%
Brazilian Government International Bond
01/20/34	8.250%		3,048,000	3,154,680
Chile 0.1%
Chile Government International Bond
10/30/22	2.250%		4,825,000	4,632,000
Colombia 0.1%
Colombia Government International Bond
01/18/41	6.125%		3,418,000	3,326,432
Denmark 0.2%
Danske Bank A/S (c)
12/31/49	5.750%	EUR	9,767,000	10,775,039
Mexico 0.1%
Mexico Government International Bond
03/15/22	3.625%		6,528,000	6,586,752
03/08/44	4.750%		3,935,000	3,590,687
Total				10,177,439

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(i) (continued)
Philippines —%
Philippine Government International Bond
10/23/34	6.375%	$925,000	$1,209,176
Qatar 0.1%
Nakilat, Inc. (b)
12/31/33	6.067%	3,926,000	4,490,362
Turkey 0.1%
Turkey Government International Bond
01/14/41	6.000%	3,895,000	3,792,756
United Kingdom 0.1%
Lloyds Banking Group PLC (c)
12/31/49	7.500%	6,021,000	6,146,839
Total Foreign Government Obligations (Cost: $51,271,046)			$47,704,723

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%
California —%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	1,260,000	1,509,203
Illinois 0.2%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,020,000	1,119,654
City of Chicago
Unlimited General Obligation Bonds
Taxable Project
Series 2011-C1
01/01/35	7.781%	1,815,000	1,894,388
Unlimited General Obligation Refunding Bonds
Taxable
Series 2014B
01/01/44	6.314%	4,190,000	3,831,378
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	3,180,000	3,249,388
Total			10,094,808

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Kentucky 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	$6,503,422	$6,641,554

Ohio 0.1%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	4,210,000	4,447,107

Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. (j)
Revenue Bonds
1st Subordinated Series 2009A-1
08/01/43	5.250%	1,715,000	720,351
1st Subordinated Series 2009B
08/01/44	6.500%	685,000	291,132
1st Subordinated Series 2010C
08/01/41	5.250%	4,065,000	1,707,463
Total			2,718,946
Total Municipal Bonds (Cost: $26,991,235)			$25,411,618

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.3%
Banking 1.0%
Citigroup Capital XIII (c)
10/30/40	7.875%	968,735	$24,886,802
HSBC Holdings PLC
12/31/49	8.000%	202,410	5,163,479
M&T Bank Corp. (c)
12/31/49	6.375%	800	921,200
12/31/49	6.375%	5,584	6,150,776
PNC Financial Services Group, Inc. (The) (c)
12/31/49	6.125%	286,170	7,843,920
State Street Corp. (c)
12/31/49	5.900%	122,495	3,179,970
U.S. Bancorp (c)
12/31/49	6.500%	244,600	7,024,912
Total			55,171,059
Brokerage/Asset Managers/Exchanges 0.1%
Merrill Lynch Capital Trust I (c)
12/15/66	6.450%	145,000	3,680,100

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
Building Materials 0.2%
Stanley Black & Decker, Inc.
07/25/52	5.750%	299,525	$7,637,888

Property & Casualty —%
Allstate Corp. (The) (c)
01/15/53	5.100%	71,838	1,823,248
Total Preferred Debt (Cost: $68,732,959)			$68,312,295

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(k)
03/20/20	8.500%	223,000	$222,164

Technology —%
Applied Systems, Inc. 2nd Lien Term Loan (c)(k)
01/24/22	7.500%	36,001	35,595
Riverbed Technology, Inc. Term Loan (c)(k)
04/25/22	6.000%	290,806	290,806
Total			326,401
Total Senior Loans (Cost: $548,495)			$548,565

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts —%
OTC 5-Year Interest Rate Swap(l)
	25,500,000	2.15	09/09/16	216,153
Total Options Purchased Puts (Cost: $363,375)				$216,153

			Shares	Value

Money Market Funds 0.1%
Columbia Short-Term Cash Fund, 0.169% (m)(n)			4,486,401	4,486,401
Total Money Market Funds (Cost: $4,486,401)				$4,486,401

Total Investments
(Cost: $6,212,392,436) (o)	$6,187,658,516(p)
Other Assets & Liabilities, Net	(776,525,699)
Net Assets	$5,411,132,817

At September 30, 2015, securities and cash totaling $33,500,480 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation		Unrealized (Depreciation)
UBS	10/07/2015	13,658,000	EUR	15,334,520	USD	71,890	—
UBS	10/27/2015	4,423,000	EUR	4,953,981	USD	9,803	—
Total						81,693	—

Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	512	USD	65,912,004	12/2015	22,128	—
US 2YR NOTE (CBT)	824	USD	180,481,749	12/2015	150,858	—
US 5YR NOTE (CBT)	2,099	USD	252,962,306	12/2015	1,300,366	—
US ULTRA BOND CBT	97	USD	15,559,406	12/2015	277,714	—
Total			514,915,465		1,751,066	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL FUTURE	(164)	EUR	(23,643,371)	12/2015	—	(82,598)
US LONG BOND (CBT)	(11)	USD	(1,730,781)	12/2015	7,202	—
Total			(25,374,152)		7,202	(82,598)

Credit Default Swap Contracts Outstanding at September 30, 2015

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	Campbell Soup Co.	09/20/2020	1.000	15,910,000	(436,143)	308,931	(4,419)	—	(131,631)
Citi	CDX Emerging Markets Index 24-V1	12/20/2020	1.000	20,555,000	2,625,391	(2,631,040)	—	—	(5,649)
Citi	D.R. Horton, Inc.	12/20/2020	1.000	6,445,000	205,078	(175,414)	(1,790)	27,874
Citi	Energy Transfer Partners, LP	06/20/2020	1.000	3,665,000	144,878	(117,628)	(1,018)	26,232	—
Citi	Home Depot, Inc.	09/20/2020	1.000	62,685,000	(2,365,335)	2,152,822	(17,413)	—	(229,926)
Citi	International Business Machines Corp.	06/20/2020	1.000	5,220,000	(140,473)	120,869	(1,450)	—	(21,054)
Citi	Marriott International, Inc.	06/20/2020	1.000	22,390,000	(551,743)	539,540	(6,219)	—	(18,422)
Citi	McDonald’s Corp.	06/20/2020	1.000	7,220,000	(228,467)	197,458	(2,006)		(33,015)
Citi	Morgan Stanley	06/20/2020	1.000	13,065,000	(45,033)	99,218	(3,629)	50,556	—
Citi	Nordstrom, Inc.	12/20/2020	1.000	5,145,000	(122,049)	120,925	(1,429)	—	(2,553)
Citi	Toll Brothers, Inc.	09/20/2020	1.000	14,715,000	413,297	(304,203)	(4,088)	105,006	—
Goldman Sachs International	Bank of America Corp.	06/20/2020	1.000	42,685,000	(368,024)	575,580	(11,857)	195,699	—
Goldman Sachs International	Bank of America Corp.	12/20/2020	1.000	23,125,000	(122,171)	56,997	(6,424)	—	(71,598)
Goldman Sachs International	Barclays Bank, PLC	06/20/2020	1.000	26,605,000	(323,984)	371,564	(7,390)	40,190	—

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Beazer Homes USA, Inc.	06/20/2020	5.000	12,270,000	614,250	169,068	(17,042)	766,276	—
Goldman Sachs International	CDX Emerging Markets Index 24-V1	12/20/2020	1.000	15,415,000	1,968,884	(1,957,705)	—	11,179	—
Goldman Sachs International	Citigroup, Inc.	06/20/2020	1.000	44,902,000	(173,720)	401,677	(12,473)	215,484	—
Goldman Sachs International	Citigroup, Inc.	12/20/2020	1.000	23,125,000	(5,795)	(56,754)	(6,424)	—	(68,973)
Goldman Sachs International	ConocoPhillips	06/20/2020	1.000	10,445,000	(138,095)	261,920	(2,901)	120,924	—
Goldman Sachs International	ConocoPhillips	09/20/2020	1.000	5,150,000	(60,012)	51,099	(1,431)	—	(10,344)
Goldman Sachs International	Costco Wholesale Corp.	12/20/2020	1.000	5,140,000	(199,812)	187,529	(1,428)	—	(13,711)
Goldman Sachs International	Eaton Corp. PLC	06/20/2020	1.000	5,225,000	(134,908)	104,378	(1,451)	—	(31,981)
Goldman Sachs International	McDonald’s Corp.	06/20/2020	1.000	27,310,000	(864,186)	745,881	(7,586)	—	(125,891)
Goldman Sachs International	McDonald’s Corp.	12/20/2020	1.000	7,715,000	(252,158)	232,799	(2,143)	—	(21,502)
Goldman Sachs International	Morgan Stanley	06/20/2020	1.000	14,115,000	(48,651)	107,192	(3,921)	54,620	—
Goldman Sachs International	Morgan Stanley	12/20/2020	1.000	23,125,000	5,796	(56,754)	(6,424)	—	(57,382)
Goldman Sachs International	Textron, Inc.	09/20/2020	1.000	26,775,000	(286,598)	118,485	(7,437)	—	(175,550)
JPMorgan	Anadarko Petroleum Corp.	06/20/2020	1.000	3,665,000	142,570	(11,303)	(1,018)	130,249	—
JPMorgan	Bank of America Corp.	12/20/2020	1.000	12,845,000	(67,862)	31,692	—	—	(36,170)
JPMorgan	Barclays Bank, PLC	06/20/2020	1.000	7,900,000	283,187	(177,509)	(2,195)	103,483	—
JPMorgan	Campbell Soup Co.	12/20/2020	1.000	8,510,000	(232,708)	209,199	(2,364)	—	(25,873)
JPMorgan	CDX Emerging Markets Index 24-V1	12/20/2020	1.000	15,415,000	1,968,884	(1,949,998)	—	18,886	—
JPMorgan	Citigroup, Inc.	09/20/2020	1.000	9,980,000	(20,340)	14,050	(2,772)	—	(9,062)
JPMorgan	Citigroup, Inc.	12/20/2020	1.000	12,845,000	(3,219)	(25,256)	—	—	(28,475)
JPMorgan	ConocoPhillips	09/20/2020	1.000	7,800,000	(90,893)	144,231	(2,167)	51,171	—
JPMorgan	D.R. Horton, Inc.	06/20/2020	1.000	17,300,000	372,898	(398,961)	(4,806)	—	(30,869)
JPMorgan	D.R. Horton, Inc.	06/20/2020	1.000	17,300,000	372,898	(398,169)	(4,806)	—	(30,077)
JPMorgan	Energy Transfer Partners, LP	09/20/2020	1.000	7,800,000	360,171	(298,384)	(2,167)	59,620	—
JPMorgan	Goldman Sachs Group, Inc.	06/20/2020	1.000	38,755,000	(121,751)	146,632	(10,765)	14,116	—
JPMorgan	Goldman Sachs Group, Inc.	12/20/2020	1.000	25,695,000	19,321	(63,124)	—	—	(43,803)
JPMorgan	Kinder Morgan, Inc.	06/20/2020	1.000	3,665,000	251,659	(55,839)	(1,018)	194,802	—
JPMorgan	L Brands, Inc.	06/20/2020	1.000	13,880,000	317,305	(235,967)	(3,856)	77,482	—
JPMorgan	McDonald’s Corp.	06/20/2020	1.000	3,665,000	(115,974)	100,233	(1,018)		(16,759)
JPMorgan	Toll Brothers, Inc.	09/20/2020	1.000	15,190,000	426,637	(348,524)	(4,219)	73,894	—
JPMorgan	Weatherford International PLC	12/20/2020	1.000	7,710,000	1,717,021	(1,603,964)	(2,142)	110,915	—
Morgan Stanley	ConocoPhillips	06/20/2020	1.000	3,665,000	(48,456)	93,426	(1,018)	43,952	—
Morgan Stanley	ConocoPhillips	06/20/2020	1.000	1,832,500	(24,228)	45,842	(509)	21,105	—
Morgan Stanley	ConocoPhillips	06/20/2020	1.000	1,832,500	(24,228)	46,823	(509)	22,086	—
Morgan Stanley	General Mills, Inc.	06/20/2020	1.000	5,225,000	(179,794)	165,540	(1,451)	—	(15,705)
Morgan Stanley	Goldman Sachs Group, Inc.	09/20/2020	1.000	15,715,000	(18,405)	73,574	(4,365)	50,804	—
Morgan Stanley	Newmont Mining Corp.	06/20/2020	1.000	5,225,000	242,383	(44,704)	(1,451)	196,228
Morgan Stanley	Nucor Corp.	09/20/2020	1.000	16,860,000	(99,824)	189,670	(4,683)	85,163
Morgan Stanley	Textron, Inc.	09/20/2020	1.000	3,170,000	(33,931)	26,931	(881)	—	(7,881)
Morgan Stanley	Time Warner, Inc.	09/20/2020	1.000	5,130,000	(75,920)	72,886	(1,425)	—	(4,459)
Morgan Stanley	Viacom, Inc.	09/20/2020	1.000	5,130,000	174,767	(252,192)	(1,425)	—	(78,850)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 24-V1	06/20/2020	5.000	195,774,480	3,080,682	—	(414,641)	2,666,041	—
Morgan Stanley*	CDX North America High Yield 25-V1	12/20/2020	5.000	207,615,000	94,562	—	(144,181)	—	(49,619)
Morgan Stanley*	CDX North America Investment Grade 25-V1	12/20/2020	1.000	643,022,917	1,881,115	—	(192,820)	1,688,295	—
Total								7,222,332	(1,396,784)

*Centrally cleared swap contract

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	FedEx Corp.	06/20/2020	1.000	0.476	5,225,000	127,061	(121,063)	1,452	7,450	—
Goldman Sachs International	Barrick Gold Corp.	06/20/2020	1.000	2.791	5,225,000	(411,985)	136,152	1,451	—	(274,382)
Goldman Sachs International	Canadian Natural Resources Ltd.	06/20/2020	1.000	2.452	5,225,000	(333,695)	(32,482)	1,451	—	(364,726)
Goldman Sachs International	CMBX North America 8 BBB-	10/17/2057	3.000	4.541	2,500,000	(261,830)	247,233	1,250	—	(13,347)
Morgan Stanley	Mondelez International, Inc.	06/20/2020	1.000	0.400	5,225,000	145,687	(165,047)	1,451	—	(17,909)
Total									7,450	(670,364)

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at September 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley *	3-Month USD LIBOR-BBA	Receive	1.923	09/14/2022	USD	17,000,000	(186)	—	(256,590)
Morgan Stanley *	3-Month USD LIBOR-BBA	Receive	1.593	09/14/2020	USD	17,800,000	(167)	—	(181,327)
Morgan Stanley *	3-Month USD LIBOR-BBA	Receive	1.569	09/16/2020	USD	18,000,000	(170)	—	(160,428)
Morgan Stanley *	3-Month USD LIBOR-BBA	Receive	1.390	10/01/2020	USD	25,000,000	(237)	15,767	—
Total								15,767	(598,345)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $1,320,847,644 or 24.41% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2015, the value of these securities amounted to $97,350, which represents less than 0.01% of net assets.

(f)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Zero coupon bond.
(i)	Principal and interest may not be guaranteed by the government.

(j)                                        Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At September 30, 2015, the value of these securities amounted to $2,718,946 or 0.05% of net assets.

(k)                                     Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(l)                                        Purchased swaption contracts outstanding at September 30, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.150	09/13/2021	25,500,000	363,375	216,153

(m)                                  The rate shown is the seven-day current annualized yield at September 30, 2015.

(n)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	37,346,282	2,343,718,019	(2,376,577,900)	4,486,401	44,165	4,486,401

(o)                                     At September 30, 2015, the cost of securities for federal income tax purposes was approximately $6,212,392,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$42,033,000
Unrealized Depreciation	(66,766,000)
Net Unrealized Depreciation	$(24,733,000)

(p)                                   Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

EUR	Euro
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,884,695,692	—	1,884,695,692
Residential Mortgage-Backed Securities - Agency	—	1,458,872,308	—	1,458,872,308
Residential Mortgage-Backed Securities - Non-Agency	—	243,709,200	24,065,663	267,774,863
Commercial Mortgage-Backed Securities - Non-Agency	—	270,248,737	795,221	271,043,958
Asset-Backed Securities - Agency	—	147,106,911	—	147,106,911
Asset-Backed Securities - Non-Agency	—	1,096,557,652	12,915,335	1,109,472,987
U.S. Treasury Obligations	770,785,623	49,763,569	—	820,549,192
U.S. Government & Agency Obligations	—	81,462,850	—	81,462,850
Foreign Government Obligations	—	47,704,723	—	47,704,723
Municipal Bonds	—	25,411,618	—	25,411,618
Preferred Debt	68,312,295	—	—	68,312,295
Senior Loans	—	548,565	—	548,565
Options Purchased Puts	—	216,153	—	216,153
Money Market Funds	—	4,486,401	—	4,486,401
Total Investments	839,097,918	5,310,784,379	37,776,219	6,187,658,516

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	81,693	—	81,693
Futures Contracts	1,758,268	—	—	1,758,268
Swap Contracts	—	7,245,549	—	7,245,549
Liabilities
Futures Contracts	(82,598)	—	—	(82,598)
Swap Contracts	—	(2,652,146)	(13,347)	(2,665,493)
Total	840,773,588	5,315,459,475	37,762,872	6,193,995,935

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	37,346,282	37,346,282	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non- Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset- Backed Securities - Agency ($)	Asset-Backed Securities - Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2014	346,228	1,485,000	25,401,948	617,123	2,416,664	485,800	304,017	31,056,780
Increase (decrease) in accrued discounts/premiums	—	—	(31,419)	(348)	—	—	—	(31,767)
Realized gain (loss)	—	—	3,647	—	—	—	1,169	4,816
Change in unrealized appreciation (depreciation)(a)	—	—	55,169	(448)	—	(22,632)	(212)	31,877
Sales	(346,228)	—	(2,658,457)	(1,685,544)	—	(614,329)	(85,319)	(5,389,877)
Purchases	—	—	16,591,877	—	—	13,552,296	—	30,144,173
Transfers into Level 3	—	—	—	1,864,438	—	—	—	1,864,438
Transfers out of Level 3	—	(1,485,000)	(15,297,102)	—	(2,416,664)	(485,800)	(219,655)	(19,904,221)
Balance as of September 30, 2015	—	—	24,065,663	795,221	—	12,915,335	—	37,776,219

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2015 was $33,254, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $56,334, Commercial Mortgage-Backed Securities — Non-Agency of $(448) and Asset-Backed Securities — Non-Agency of $(22,632).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 21.7%
Auto Components 0.7%
Visteon Corp. (a)	100,240	$10,148,297
Hotels, Restaurants & Leisure 2.9%
Norwegian Cruise Line Holdings Ltd. (a)	405,381	23,228,331
Starwood Hotels & Resorts Worldwide, Inc.	247,710	16,467,761
Total		39,696,092
Household Durables 1.0%
Jarden Corp. (a)	286,440	14,001,187
Internet & Catalog Retail 6.1%
Amazon.com, Inc. (a)	84,681	43,347,357
Ctrip.com International Ltd., ADR (a)	86,210	5,446,748
Expedia, Inc.	135,790	15,979,767
Priceline Group, Inc. (The) (a)	16,032	19,829,340
Total		84,603,212
Media 4.6%
Comcast Corp., Class A	656,010	37,313,849
DISH Network Corp., Class A (a)	303,359	17,697,964
Time Warner, Inc.	137,800	9,473,750
Total		64,485,563
Multiline Retail 0.7%
Hudson’s Bay Co.	597,784	10,114,622
Specialty Retail 3.9%
Lowe’s Companies, Inc.	462,643	31,885,356
TJX Companies, Inc. (The)	301,260	21,515,989
Total		53,401,345
Textiles, Apparel & Luxury Goods 1.8%
lululemon athletica, Inc. (a)	227,900	11,543,135
VF Corp.	187,272	12,773,823
Total		24,316,958
TOTAL CONSUMER DISCRETIONARY		300,767,276
CONSUMER STAPLES 10.0%
Beverages 4.0%
Coca-Cola Enterprises, Inc.	407,197	19,687,975
PepsiCo, Inc.	374,870	35,350,241
Total		55,038,216
Food & Staples Retailing 3.9%
CVS Health Corp.	409,155	39,475,274

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Kroger Co. (The)	418,228	$15,085,484
Total		54,560,758
Tobacco 2.1%
Philip Morris International, Inc.	364,730	28,934,031
TOTAL CONSUMER STAPLES		138,533,005
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Kinder Morgan, Inc.	310,853	8,604,411
TOTAL ENERGY		8,604,411
FINANCIALS 5.7%
Banks 1.4%
Fifth Third Bancorp	396,402	7,495,962
Wells Fargo & Co.	223,828	11,493,568
Total		18,989,530
Capital Markets 3.2%
BlackRock, Inc.	32,176	9,571,395
Goldman Sachs Group, Inc. (The)	59,100	10,269,216
Invesco Ltd.	444,950	13,895,788
TD Ameritrade Holding Corp.	323,860	10,311,702
Total		44,048,101
Real Estate Investment Trusts (REITs) 1.1%
Simon Property Group, Inc.	86,550	15,900,966
TOTAL FINANCIALS		78,938,597
HEALTH CARE 19.4%
Biotechnology 9.5%
Alexion Pharmaceuticals, Inc. (a)	139,060	21,747,593
Alkermes PLC (a)	214,979	12,612,818
Biogen, Inc. (a)	93,985	27,425,763
BioMarin Pharmaceutical, Inc. (a)	27,359	2,881,450
Bluebird Bio, Inc. (a)	21,420	1,832,481
Celgene Corp. (a)	284,945	30,822,501
Dyax Corp. (a)	142,347	2,717,404
Incyte Corp. (a)	67,340	7,429,622
Intercept Pharmaceuticals, Inc. (a)	16,962	2,813,317
Novavax, Inc. (a)	559,340	3,954,534
Ultragenyx Pharmaceutical, Inc. (a)	30,934	2,979,254

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)	131,105	$13,653,275
Total		130,870,012
Health Care Equipment & Supplies 1.5%
Medtronic PLC	317,799	21,273,465
Health Care Providers & Services 3.2%
Express Scripts Holding Co. (a)	246,650	19,968,784
Laboratory Corp. of America Holdings (a)	142,350	15,440,704
McKesson Corp.	47,296	8,751,179
Total		44,160,667
Life Sciences Tools & Services 1.7%
Thermo Fisher Scientific, Inc.	193,660	23,680,745
Pharmaceuticals 3.5%
Allergan PLC (a)	67,125	18,245,246
Bristol-Myers Squibb Co.	509,838	30,182,410
Total		48,427,656
TOTAL HEALTH CARE		268,412,545
INDUSTRIALS 8.7%
Aerospace & Defense 2.7%
Honeywell International, Inc.	223,987	21,209,329
Northrop Grumman Corp.	99,660	16,538,577
Total		37,747,906
Air Freight & Logistics 1.4%
FedEx Corp.	133,730	19,254,445
Construction & Engineering 0.4%
Quanta Services, Inc. (a)	266,020	6,440,344
Electrical Equipment 0.6%
AMETEK, Inc.	166,480	8,710,234
Industrial Conglomerates 1.5%
Carlisle Companies, Inc.	234,860	20,522,067
Machinery 2.1%
Ingersoll-Rand PLC	215,380	10,934,842
Snap-On, Inc.	117,123	17,678,546
Total		28,613,388
TOTAL INDUSTRIALS		121,288,384

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 31.0%
Communications Equipment 1.2%
Palo Alto Networks, Inc. (a)	92,470	$15,904,840
Internet Software & Services 9.4%
Alibaba Group Holding Ltd., ADR (a)	104,450	6,159,416
Facebook, Inc., Class A (a)	459,748	41,331,345
Google, Inc., Class A (a)	59,618	38,058,343
Google, Inc., Class C (a)	53,836	32,754,899
LinkedIn Corp., Class A (a)	61,860	11,761,442
Total		130,065,445
IT Services 2.7%
Visa, Inc., Class A	533,660	37,174,756
Semiconductors & Semiconductor Equipment 4.4%
Avago Technologies Ltd.	90,960	11,370,909
Broadcom Corp., Class A	324,730	16,700,864
NXP Semiconductors NV (a)	124,566	10,845,962
Qorvo, Inc. (a)	186,520	8,402,726
Skyworks Solutions, Inc.	169,790	14,298,016
Total		61,618,477
Software 7.9%
Electronic Arts, Inc. (a)	394,220	26,708,405
Microsoft Corp.	446,766	19,773,863
Red Hat, Inc. (a)	384,720	27,653,674
Salesforce.com, inc. (a)	241,613	16,775,190
ServiceNow, Inc. (a)	196,205	13,626,437
Tableau Software, Inc., Class A (a)	60,420	4,820,308
Total		109,357,877
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	679,464	74,944,879
TOTAL INFORMATION TECHNOLOGY		429,066,274
MATERIALS 1.3%
Chemicals 1.3%
Eastman Chemical Co.	277,180	17,939,090
TOTAL MATERIALS		17,939,090
Total Common Stocks (Cost: $1,283,782,352)		$1,363,549,582

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	20,717,064	$20,717,064
Total Money Market Funds (Cost: $20,717,064)		$20,717,064

Total Investments (Cost: $1,304,499,416)	$1,384,266,646(d)
Other Assets & Liabilities, Net	1,382,834
Net Assets	$1,385,649,480

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,772,953	226,170,025	(228,225,914)	20,717,064	33,048	20,717,064

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	300,767,276	—	—	300,767,276
Consumer Staples	138,533,005	—	—	138,533,005
Energy	8,604,411	—	—	8,604,411
Financials	78,938,597	—	—	78,938,597
Health Care	268,412,545	—	—	268,412,545
Industrials	121,288,384	—	—	121,288,384
Information Technology	429,066,274	—	—	429,066,274
Materials	17,939,090	—	—	17,939,090
Total Common Stocks	1,363,549,582	—	—	1,363,549,582
Money Market Funds	—	20,717,064	—	20,717,064
Total Investments	1,363,549,582	20,717,064	—	1,384,266,646

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	22,772,953	22,772,953	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Index Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 12.8%
Auto Components 0.4%
BorgWarner, Inc.	3,904	$162,367
Delphi Automotive PLC	4,904	372,900
Goodyear Tire & Rubber Co. (The)	4,652	136,443
Johnson Controls, Inc.	11,288	466,872
Total		1,138,582
Automobiles 0.6%
Ford Motor Co.	67,252	912,610
General Motors Co.	24,875	746,747
Harley-Davidson, Inc.	3,550	194,895
Total		1,854,252
Distributors 0.1%
Genuine Parts Co.	2,620	217,172
Diversified Consumer Services 0.1%
H&R Block, Inc.	4,765	172,493
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	7,992	397,202
Chipotle Mexican Grill, Inc. (a)	536	386,054
Darden Restaurants, Inc.	1,963	134,544
Marriott International, Inc., Class A	3,443	234,813
McDonald’s Corp.	16,249	1,601,014
Royal Caribbean Cruises Ltd.	2,960	263,706
Starbucks Corp.	25,614	1,455,900
Starwood Hotels & Resorts Worldwide, Inc.	2,942	195,584
Wyndham Worldwide Corp.	2,041	146,748
Wynn Resorts Ltd.	1,398	74,262
Yum! Brands, Inc.	7,442	594,988
Total		5,484,815
Household Durables 0.4%
D.R. Horton, Inc.	5,638	165,532
Garmin Ltd.	2,043	73,303
Harman International Industries, Inc.	1,227	117,780
Leggett & Platt, Inc.	2,365	97,556
Lennar Corp., Class A	3,000	144,390
Mohawk Industries, Inc. (a)	1,100	199,969
Newell Rubbermaid, Inc.	4,619	183,420
PulteGroup, Inc.	5,537	104,483
Whirlpool Corp.	1,358	199,979
Total		1,286,412
Internet & Catalog Retail 1.9%
Amazon.com, Inc. (a)	6,616	3,386,664

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
Expedia, Inc.	1,728	$203,351
Netflix, Inc. (a)	7,348	758,754
Priceline Group, Inc. (The) (a)	875	1,082,253
TripAdvisor, Inc. (a)	1,946	122,637
Total		5,553,659
Leisure Products 0.1%
Hasbro, Inc.	1,935	139,591
Mattel, Inc.	5,842	123,033
Total		262,624
Media 3.1%
Cablevision Systems Corp., Class A	3,838	124,620
CBS Corp., Class B Non Voting	7,671	306,073
Comcast Corp.	6,350	363,474
Comcast Corp., Class A	36,493	2,075,722
Discovery Communications, Inc., Class A (a)	2,579	67,131
Discovery Communications, Inc., Class C (a)	4,454	108,188
Interpublic Group of Companies, Inc. (The)	7,087	135,574
News Corp., Class A	6,572	82,939
News Corp., Class B	1,860	23,845
Omnicom Group, Inc.	4,195	276,450
Scripps Networks Interactive, Inc., Class A	1,624	79,884
TEGNA, Inc.	3,910	87,545
Time Warner Cable, Inc.	4,881	875,505
Time Warner, Inc.	14,076	967,725
Twenty-First Century Fox, Inc., Class A	21,069	568,442
Twenty-First Century Fox, Inc., Class B	7,440	201,401
Viacom, Inc., Class B	5,992	258,555
Walt Disney Co. (The)	26,802	2,739,164
Total		9,342,237
Multiline Retail 0.7%
Dollar General Corp.	5,085	368,357
Dollar Tree, Inc. (a)	4,054	270,240
Kohl’s Corp.	3,411	157,963
Macy’s, Inc.	5,716	293,345
Nordstrom, Inc.	2,402	172,248
Target Corp.	10,842	852,832
Total		2,114,985
Specialty Retail 2.6%
Advance Auto Parts, Inc.	1,260	238,808
AutoNation, Inc. (a)	1,355	78,834
AutoZone, Inc. (a)	532	385,078

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Bed Bath & Beyond, Inc. (a)	2,931	$167,126
Best Buy Co., Inc.	5,294	196,513
CarMax, Inc. (a)	3,589	212,899
GameStop Corp., Class A	1,846	76,074
Gap, Inc. (The)	4,109	117,106
Home Depot, Inc. (The)	22,164	2,559,720
L Brands, Inc.	4,429	399,186
Lowe’s Companies, Inc.	15,965	1,100,308
O’Reilly Automotive, Inc. (a)	1,712	428,000
Ross Stores, Inc.	7,140	346,076
Signet Jewelers Ltd.	1,370	186,498
Staples, Inc.	11,109	130,309
Tiffany & Co.	1,934	149,343
TJX Companies, Inc. (The)	11,638	831,186
Tractor Supply Co.	2,345	197,730
Urban Outfitters, Inc. (a)	1,632	47,948
Total		7,848,742
Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.	4,773	138,083
Fossil Group, Inc. (a)	712	39,786
Hanesbrands, Inc.	6,950	201,133
Michael Kors Holdings Ltd. (a)	3,335	140,870
Nike, Inc., Class B	11,703	1,439,118
PVH Corp.	1,421	144,857
Ralph Lauren Corp.	1,036	122,414
Under Armour, Inc., Class A (a)	3,105	300,502
VF Corp.	5,881	401,143
Total		2,927,906
TOTAL CONSUMER DISCRETIONARY		38,203,879
CONSUMER STAPLES 9.7%
Beverages 2.2%
Brown-Forman Corp., Class B	1,832	177,521
Coca-Cola Co. (The)	67,562	2,710,587
Coca-Cola Enterprises, Inc.	3,632	175,607
Constellation Brands, Inc., Class A	2,966	371,373
Dr. Pepper Snapple Group, Inc.	3,297	260,628
Molson Coors Brewing Co., Class B	2,725	226,229
Monster Beverage Corp. (a)	2,620	354,067
PepsiCo, Inc.	25,347	2,390,222
Total		6,666,234
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	7,583	1,096,274
CVS Health Corp.	19,232	1,855,503

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Kraft Heinz Co. (The)	10,257	$723,939
Kroger Co. (The)	16,760	604,533
SYSCO Corp.	9,550	372,164
Wal-Mart Stores, Inc.	27,228	1,765,464
Walgreens Boots Alliance, Inc.	15,075	1,252,733
Whole Foods Market, Inc.	6,171	195,312
Total		7,865,922
Food Products 1.4%
Archer-Daniels-Midland Co.	10,512	435,722
Campbell Soup Co.	3,108	157,513
ConAgra Foods, Inc.	7,451	301,840
General Mills, Inc.	10,329	579,767
Hershey Co. (The)	2,524	231,905
Hormel Foods Corp.	2,330	147,512
JM Smucker Co. (The)	1,777	202,738
Kellogg Co.	4,396	292,554
Keurig Green Mountain, Inc.	2,070	107,930
McCormick & Co., Inc.	1,997	164,114
Mead Johnson Nutrition Co.	3,500	246,400
Mondelez International, Inc., Class A	27,809	1,164,363
Tyson Foods, Inc., Class A	5,254	226,447
Total		4,258,805
Household Products 1.8%
Clorox Co. (The)	2,219	256,361
Colgate-Palmolive Co.	15,531	985,597
Kimberly-Clark Corp.	6,288	685,644
Procter & Gamble Co. (The)	46,815	3,367,871
Total		5,295,473
Personal Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	3,900	314,652
Tobacco 1.6%
Altria Group, Inc.	33,838	1,840,787
Philip Morris International, Inc.	26,732	2,120,650
Reynolds American, Inc.	14,300	633,061
Total		4,594,498
TOTAL CONSUMER STAPLES		28,995,584
ENERGY 6.8%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	7,523	391,497
Cameron International Corp. (a)	3,306	202,724
Diamond Offshore Drilling, Inc.	1,117	19,324

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Ensco PLC, Class A	4,068	$57,277
FMC Technologies, Inc. (a)	3,963	122,853
Halliburton Co.	14,753	521,518
Helmerich & Payne, Inc.	1,856	87,715
National Oilwell Varco, Inc.	6,628	249,544
Schlumberger Ltd.	21,839	1,506,236
Transocean Ltd.	5,900	76,228
Total		3,234,916
Oil, Gas & Consumable Fuels 5.7%
Anadarko Petroleum Corp.	8,771	529,681
Apache Corp.	6,525	255,519
Cabot Oil & Gas Corp.	7,139	156,059
Chesapeake Energy Corp.	8,926	65,428
Chevron Corp.	32,478	2,561,865
Cimarex Energy Co.	1,630	167,042
Columbia Pipeline Group, Inc.	5,484	100,302
ConocoPhillips	21,282	1,020,685
CONSOL Energy, Inc.	3,953	38,739
Devon Energy Corp.	6,666	247,242
EOG Resources, Inc.	9,479	690,071
EQT Corp.	2,631	170,410
Exxon Mobil Corp.	71,949	5,349,408
Hess Corp.	4,162	208,350
Kinder Morgan, Inc.	31,019	858,606
Marathon Oil Corp.	11,690	180,026
Marathon Petroleum Corp.	9,252	428,645
Murphy Oil Corp.	2,799	67,736
Newfield Exploration Co. (a)	2,808	92,383
Noble Energy, Inc.	7,333	221,310
Occidental Petroleum Corp.	13,179	871,791
ONEOK, Inc.	3,614	116,371
Phillips 66	8,259	634,622
Pioneer Natural Resources Co.	2,577	313,466
Range Resources Corp.	2,919	93,758
Southwestern Energy Co. (a)	6,637	84,223
Spectra Energy Corp.	11,586	304,364
Tesoro Corp.	2,129	207,024
Valero Energy Corp.	8,582	515,778
Williams Companies, Inc. (The)	11,773	433,835
Total		16,984,739
TOTAL ENERGY		20,219,655

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 16.1%
Banks 5.9%
Bank of America Corp.	180,660	$2,814,683
BB&T Corp.	13,458	479,105
Citigroup, Inc.	51,939	2,576,694
Comerica, Inc.	3,070	126,177
Fifth Third Bancorp	13,866	262,206
Huntington Bancshares, Inc.	13,854	146,852
JPMorgan Chase & Co.	63,817	3,890,922
KeyCorp	14,510	188,775
M&T Bank Corp.	2,304	280,973
People’s United Financial, Inc.	5,348	84,124
PNC Financial Services Group, Inc. (The)	8,866	790,847
Regions Financial Corp.	22,863	205,996
SunTrust Banks, Inc.	8,936	341,713
U.S. Bancorp	28,563	1,171,369
Wells Fargo & Co.	80,613	4,139,477
Zions Bancorporation	3,519	96,913
Total		17,596,826
Capital Markets 2.1%
Affiliated Managers Group, Inc. (a)	935	159,876
Ameriprise Financial, Inc. (b)	3,075	335,575
Bank of New York Mellon Corp. (The)	19,094	747,530
BlackRock, Inc.	2,215	658,896
Charles Schwab Corp. (The)	20,664	590,164
E*TRADE Financial Corp. (a)	5,006	131,808
Franklin Resources, Inc.	6,670	248,524
Goldman Sachs Group, Inc. (The)	6,949	1,207,458
Invesco Ltd.	7,399	231,071
Legg Mason, Inc.	1,898	78,976
Morgan Stanley	26,289	828,103
Northern Trust Corp.	3,779	257,577
State Street Corp.	7,046	473,562
T. Rowe Price Group, Inc.	4,417	306,981
Total		6,256,101
Consumer Finance 0.7%
American Express Co.	14,690	1,088,970
Capital One Financial Corp.	9,360	678,787
Discover Financial Services	7,508	390,341
Navient Corp.	6,455	72,554
Total		2,230,652
Diversified Financial Services 2.1%
Berkshire Hathaway, Inc., Class B (a)	32,326	4,215,310
CME Group, Inc.	5,830	540,674
Intercontinental Exchange, Inc.	1,905	447,656
Leucadia National Corp.	5,816	117,832
McGraw Hill Financial, Inc.	4,703	406,809

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Moody’s Corp.	3,003	$294,895
Nasdaq, Inc.	2,044	109,007
Total		6,132,183
Insurance 2.7%
ACE Ltd.	5,588	577,799
Aflac, Inc.	7,431	431,964
Allstate Corp. (The)	6,913	402,613
American International Group, Inc.	22,324	1,268,450
Aon PLC	4,835	428,429
Assurant, Inc.	1,157	91,415
Chubb Corp. (The)	3,913	479,929
Cincinnati Financial Corp.	2,547	137,029
Genworth Financial, Inc., Class A (a)	8,584	39,658
Hartford Financial Services Group, Inc. (The)	7,154	327,510
Lincoln National Corp.	4,333	205,644
Loews Corp.	4,948	178,821
Marsh & McLennan Companies, Inc.	9,143	477,448
MetLife, Inc.	19,275	908,816
Principal Financial Group, Inc.	4,733	224,060
Progressive Corp. (The)	10,115	309,924
Prudential Financial, Inc.	7,782	593,066
Torchmark Corp.	2,008	113,251
Travelers Companies, Inc. (The)	5,372	534,675
Unum Group	4,256	136,533
XL Group PLC	5,217	189,481
Total		8,056,515
Real Estate Investment Trusts (REITs) 2.5%
American Tower Corp.	7,309	643,046
Apartment Investment & Management Co., Class A	2,694	99,732
AvalonBay Communities, Inc.	2,292	400,687
Boston Properties, Inc.	2,653	314,115
Crown Castle International Corp.	5,763	454,528
Equity Residential	6,287	472,279
Essex Property Trust, Inc.	1,130	252,465
General Growth Properties, Inc.	10,085	261,908
HCP, Inc.	7,984	297,404
Host Hotels & Resorts, Inc.	12,962	204,929
Iron Mountain, Inc.	3,308	102,614
Kimco Realty Corp.	7,125	174,064
Macerich Co. (The)	2,325	178,607
Plum Creek Timber Co., Inc.	3,016	119,162
ProLogis, Inc.	9,047	351,928
Public Storage	2,534	536,270

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	4,050	$191,930
Simon Property Group, Inc.	5,344	981,800
SL Green Realty Corp.	1,720	186,035
Ventas, Inc.	5,738	321,672
Vornado Realty Trust	3,055	276,233
Welltower, Inc.	6,071	411,128
Weyerhaeuser Co.	8,873	242,588
Total		7,475,124
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	5,006	160,192
Thrifts & Mortgage Finance —%
Hudson City Bancorp, Inc.	8,320	84,615
TOTAL FINANCIALS		47,992,208
HEALTH CARE 14.4%
Biotechnology 3.0%
Alexion Pharmaceuticals, Inc. (a)	3,902	610,234
Amgen, Inc.	13,089	1,810,470
Baxalta, Inc.	9,344	294,429
Biogen, Inc. (a)	4,060	1,184,749
Celgene Corp. (a)	13,645	1,475,980
Gilead Sciences, Inc.	25,328	2,486,956
Regeneron Pharmaceuticals, Inc. (a)	1,330	618,636
Vertex Pharmaceuticals, Inc. (a)	4,220	439,471
Total		8,920,925
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	25,717	1,034,338
Baxter International, Inc.	9,414	309,250
Becton Dickinson and Co.	3,627	481,158
Boston Scientific Corp. (a)	23,195	380,630
CR Bard, Inc.	1,283	239,036
DENTSPLY International, Inc.	2,416	122,177
Edwards Lifesciences Corp. (a)	1,852	263,299
Intuitive Surgical, Inc. (a)	643	295,510
Medtronic PLC	24,409	1,633,938
St. Jude Medical, Inc.	4,867	307,059
Stryker Corp.	5,459	513,692
Varian Medical Systems, Inc. (a)	1,707	125,942
Zimmer Biomet Holdings, Inc.	2,949	276,999
Total		5,983,028
Health Care Providers & Services 2.8%
Aetna, Inc.	6,019	658,539

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
AmerisourceBergen Corp.	3,546	$336,835
Anthem, Inc.	4,518	632,520
Cardinal Health, Inc.	5,653	434,263
CIGNA Corp.	4,442	599,759
DaVita HealthCare Partners, Inc. (a)	2,941	212,722
Express Scripts Holding Co. (a)	11,659	943,913
HCA Holdings, Inc. (a)	5,520	427,027
Henry Schein, Inc. (a)	1,440	191,117
Humana, Inc.	2,557	457,703
Laboratory Corp. of America Holdings (a)	1,738	188,521
McKesson Corp.	4,010	741,970
Patterson Companies, Inc.	1,495	64,659
Quest Diagnostics, Inc.	2,474	152,077
Tenet Healthcare Corp. (a)	1,714	63,281
UnitedHealth Group, Inc.	16,452	1,908,596
Universal Health Services, Inc., Class B	1,585	197,824
Total		8,211,326
Health Care Technology 0.1%
Cerner Corp. (a)	5,301	317,848
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	5,717	196,265
PerkinElmer, Inc.	1,961	90,127
Thermo Fisher Scientific, Inc.	6,879	841,164
Waters Corp. (a)	1,417	167,504
Total		1,295,060
Pharmaceuticals 6.1%
AbbVie, Inc.	28,564	1,554,167
Allergan PLC (a)	6,796	1,847,221
Bristol-Myers Squibb Co.	28,774	1,703,421
Eli Lilly & Co.	16,837	1,409,089
Endo International PLC (a)	3,590	248,715
Johnson & Johnson	47,788	4,461,010
Mallinckrodt PLC (a)	2,025	129,478
Merck & Co., Inc.	48,609	2,400,799
Mylan NV (a)	7,121	286,691
Perrigo Co. PLC	2,526	397,264
Pfizer, Inc.	106,427	3,342,872
Zoetis, Inc.	7,920	326,146
Total		18,106,873
TOTAL HEALTH CARE		42,835,060

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 9.8%
Aerospace & Defense 2.6%
Boeing Co. (The)	11,027	$1,443,986
General Dynamics Corp.	5,239	722,720
Honeywell International, Inc.	13,489	1,277,273
L-3 Communications Holdings, Inc.	1,386	144,865
Lockheed Martin Corp.	4,608	955,285
Northrop Grumman Corp.	3,233	536,516
Precision Castparts Corp.	2,374	545,332
Raytheon Co.	5,243	572,850
Rockwell Collins, Inc.	2,275	186,186
Textron, Inc.	4,769	179,505
United Technologies Corp.	14,295	1,272,112
Total		7,836,630
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	2,445	165,722
Expeditors International of Washington, Inc.	3,264	153,571
FedEx Corp.	4,531	652,373
United Parcel Service, Inc., Class B	12,050	1,189,215
Total		2,160,881
Airlines 0.6%
American Airlines Group, Inc.	11,590	450,040
Delta Air Lines, Inc.	13,730	616,065
Southwest Airlines Co.	11,380	432,895
United Continental Holdings, Inc. (a)	6,520	345,886
Total		1,844,886
Building Products 0.1%
Allegion PLC	1,649	95,081
Masco Corp.	5,937	149,494
Total		244,575
Commercial Services & Supplies 0.4%
ADT Corp. (The)	2,934	87,727
Cintas Corp.	1,542	132,226
Pitney Bowes, Inc.	3,486	69,197
Republic Services, Inc.	4,155	171,186
Stericycle, Inc. (a)	1,465	204,089
Tyco International PLC	7,279	243,555
Waste Management, Inc.	7,260	361,621
Total		1,269,601
Construction & Engineering 0.1%
Fluor Corp.	2,504	106,044
Jacobs Engineering Group, Inc. (a)	2,139	80,063
Quanta Services, Inc. (a)	3,528	85,413
Total		271,520

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.5%
AMETEK, Inc.	4,180	$218,697
Eaton Corp. PLC	8,066	413,786
Emerson Electric Co.	11,342	500,976
Rockwell Automation, Inc.	2,312	234,599
Total		1,368,058
Industrial Conglomerates 2.4%
3M Co.	10,783	1,528,706
Danaher Corp.	10,261	874,340
General Electric Co.	174,233	4,394,156
Roper Technologies, Inc.	1,742	272,971
Total		7,070,173
Machinery 1.2%
Caterpillar, Inc.	10,395	679,417
Cummins, Inc.	2,870	311,625
Deere & Co.	5,379	398,046
Dover Corp.	2,705	154,672
Flowserve Corp.	2,301	94,663
Illinois Tool Works, Inc.	5,690	468,344
Ingersoll-Rand PLC	4,584	232,730
Joy Global, Inc.	1,680	25,082
PACCAR, Inc.	6,121	319,332
Parker-Hannifin Corp.	2,393	232,839
Pentair PLC	3,103	158,377
Snap-On, Inc.	1,006	151,846
Stanley Black & Decker, Inc.	2,642	256,221
Xylem, Inc.	3,135	102,985
Total		3,586,179
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	625	65,625
Equifax, Inc.	2,045	198,733
Nielsen Holdings PLC	6,330	281,495
Robert Half International, Inc.	2,323	118,845
Total		664,698
Road & Rail 0.8%
CSX Corp.	16,980	456,762
JB Hunt Transport Services, Inc.	1,580	112,812
Kansas City Southern	1,900	172,672
Norfolk Southern Corp.	5,203	397,509
Ryder System, Inc.	916	67,821
Union Pacific Corp.	14,977	1,324,117
Total		2,531,693
Trading Companies & Distributors 0.2%
Fastenal Co.	5,003	183,160

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
United Rentals, Inc. (a)	1,645	$98,782
WW Grainger, Inc.	1,050	225,761
Total		507,703
TOTAL INDUSTRIALS		29,356,597
INFORMATION TECHNOLOGY 20.1%
Communications Equipment 1.5%
Cisco Systems, Inc.	87,771	2,303,989
F5 Networks, Inc. (a)	1,224	141,739
Harris Corp.	2,142	156,687
Juniper Networks, Inc.	6,104	156,934
Motorola Solutions, Inc.	2,771	189,481
QUALCOMM, Inc.	27,113	1,456,782
Total		4,405,612
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	5,331	271,668
Corning, Inc.	21,161	362,276
FLIR Systems, Inc.	2,425	67,876
TE Connectivity Ltd.	6,945	415,936
Total		1,117,756
Internet Software & Services 3.8%
Akamai Technologies, Inc. (a)	3,082	212,843
eBay, Inc. (a)	19,343	472,743
Equinix, Inc.	980	267,932
Facebook, Inc., Class A (a)	38,995	3,505,650
Google, Inc., Class A (a)	5,006	3,195,680
Google, Inc., Class C (a)	5,104	3,105,376
VeriSign, Inc. (a)	1,728	121,928
Yahoo!, Inc. (a)	14,946	432,089
Total		11,314,241
IT Services 3.7%
Accenture PLC, Class A	10,767	1,057,965
Alliance Data Systems Corp. (a)	1,060	274,519
Automatic Data Processing, Inc.	8,035	645,693
Cognizant Technology Solutions Corp., Class A (a)	10,514	658,282
Computer Sciences Corp.	2,388	146,575
Fidelity National Information Services, Inc.	4,863	326,210
Fiserv, Inc. (a)	4,045	350,337
International Business Machines Corp.	15,548	2,253,994
MasterCard, Inc., Class A	17,220	1,551,866
Paychex, Inc.	5,551	264,394

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
PayPal Holdings, Inc. (a)	19,143	$594,199
Teradata Corp. (a)	2,442	70,720
Total System Services, Inc.	2,924	132,837
Visa, Inc., Class A	33,674	2,345,731
Western Union Co. (The)	8,827	162,064
Xerox Corp.	17,338	168,699
Total		11,004,085
Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	5,217	261,267
Analog Devices, Inc.	5,410	305,178
Applied Materials, Inc.	20,724	304,436
Avago Technologies Ltd.	4,480	560,045
Broadcom Corp., Class A	9,651	496,351
First Solar, Inc. (a)	1,306	55,832
Intel Corp.	82,045	2,472,836
KLA-Tencor Corp.	2,722	136,100
Lam Research Corp.	2,731	178,416
Linear Technology Corp.	4,135	166,847
Microchip Technology, Inc.	3,644	157,020
Micron Technology, Inc. (a)	18,576	278,269
NVIDIA Corp.	8,833	217,733
Qorvo, Inc. (a)	2,580	116,229
Skyworks Solutions, Inc.	3,290	277,051
Texas Instruments, Inc.	17,716	877,296
Xilinx, Inc.	4,468	189,443
Total		7,050,349
Software 3.9%
Activision Blizzard, Inc.	8,680	268,125
Adobe Systems, Inc. (a)	8,583	705,694
Autodesk, Inc. (a)	3,908	172,499
CA, Inc.	5,408	147,639
Citrix Systems, Inc. (a)	2,774	192,183
Electronic Arts, Inc. (a)	5,375	364,156
Intuit, Inc.	4,783	424,491
Microsoft Corp.	138,020	6,108,765
Oracle Corp.	56,117	2,026,946
Red Hat, Inc. (a)	3,169	227,788
Salesforce.com, inc. (a)	10,705	743,248
Symantec Corp.	11,806	229,863
Total		11,611,397
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc. (c)	98,415	10,855,174
EMC Corp.	33,214	802,450
Hewlett-Packard Co.	31,175	798,392

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	5,179	$153,298
SanDisk Corp.	3,524	191,459
Seagate Technology PLC	5,211	233,453
Western Digital Corp.	3,977	315,933
Total		13,350,159
TOTAL INFORMATION TECHNOLOGY		59,853,599
MATERIALS 2.7%
Chemicals 2.0%
Air Products & Chemicals, Inc.	3,342	426,372
Airgas, Inc.	1,158	103,444
CF Industries Holdings, Inc.	4,020	180,498
Dow Chemical Co. (The)	19,984	847,322
Eastman Chemical Co.	2,570	166,330
Ecolab, Inc.	4,581	502,627
EI du Pont de Nemours & Co.	15,613	752,547
FMC Corp.	2,303	78,095
International Flavors & Fragrances, Inc.	1,392	143,738
LyondellBasell Industries NV, Class A	6,430	536,005
Monsanto Co.	8,070	688,694
Mosaic Co. (The)	5,822	181,122
PPG Industries, Inc.	4,672	409,688
Praxair, Inc.	4,947	503,902
Sherwin-Williams Co. (The)	1,371	305,431
Sigma-Aldrich Corp.	2,059	286,036
Total		6,111,851
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,160	176,262
Vulcan Materials Co.	2,297	204,892
Total		381,154
Containers & Packaging 0.2%
Avery Dennison Corp.	1,576	89,154
Ball Corp.	2,383	148,223
Owens-Illinois, Inc. (a)	2,779	57,581
Sealed Air Corp.	3,552	166,518
Westrock Co.	4,521	232,560
Total		694,036
Metals & Mining 0.3%
Alcoa, Inc.	22,603	218,345
Freeport-McMoRan, Inc.	19,624	190,157
Newmont Mining Corp.	9,129	146,703
Nucor Corp.	5,519	207,238
Total		762,443

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 0.1%
International Paper Co.	7,213	$272,579
TOTAL MATERIALS		8,222,063
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	106,148	3,458,302
CenturyLink, Inc.	9,718	244,116
Frontier Communications Corp.	20,161	95,765
Level 3 Communications, Inc. (a)	4,975	217,358
Verizon Communications, Inc.	70,165	3,052,879
Total		7,068,420
TOTAL TELECOMMUNICATION SERVICES		7,068,420
UTILITIES 3.1%
Electric Utilities 1.8%
American Electric Power Co., Inc.	8,461	481,092
Duke Energy Corp.	11,876	854,359
Edison International	5,620	354,453
Entergy Corp.	3,100	201,810
Eversource Energy	5,475	277,145
Exelon Corp.	14,874	441,758
FirstEnergy Corp.	7,288	228,187
NextEra Energy, Inc.	7,943	774,840
Pepco Holdings, Inc.	4,374	105,938
Pinnacle West Capital Corp.	1,912	122,636
PPL Corp.	11,560	380,208
Southern Co. (The)	15,674	700,628
Xcel Energy, Inc.	8,753	309,944
Total		5,232,998
Gas Utilities —%
AGL Resources, Inc.	2,068	126,231

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	11,783	$115,355
NRG Energy, Inc.	5,702	84,675
Total		200,030
Multi-Utilities 1.2%
Ameren Corp.	4,192	177,196
CenterPoint Energy, Inc.	7,424	133,929
CMS Energy Corp.	4,771	168,512
Consolidated Edison, Inc.	5,053	337,793
Dominion Resources, Inc.	10,254	721,677
DTE Energy Co.	3,096	248,826
NiSource, Inc.	5,484	101,728
PG&E Corp.	8,441	445,685
Public Service Enterprise Group, Inc.	8,728	367,972
SCANA Corp.	2,463	138,568
Sempra Energy	4,068	393,457
TECO Energy, Inc.	4,057	106,537
WEC Energy Group, Inc.	5,443	284,233
Total		3,626,113
TOTAL UTILITIES		9,185,372
Total Common Stocks (Cost: $185,287,853)		$291,932,437

	Shares	Value
Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.169% (b)(d)	6,229,842	$6,229,842
Total Money Market Funds (Cost: $6,229,842)		$6,229,842
Total Investments (Cost: $191,517,695)		$298,162,279(e	)
Other Assets & Liabilities, Net		(7,936)
Net Assets		$298,154,343

At September 30, 2015, securities totaling $750,040 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	12	USD	5,726,100	12/2015	—	(101,292)
S&P 500 FUTURE	1	USD	477,175	12/2015	—	(453)
S&P 500 FUTURE	1	USD	477,175	12/2015	8,546	—
Total			6,680,450		8,546	(101,745)

Notes to Portfolio of Investments

(a) Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	97,064	18,555	(7,975)	6,078	113,722	5,904	335,575
Columbia Short-Term Cash Fund	8,224,754	29,449,564	(31,444,476)	—	6,229,842	9,543	6,229,842
Total	8,321,818	29,468,119	(31,452,451)	6,078	6,343,564	15,447	6,565,417

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	38,203,879	—	—	38,203,879
Consumer Staples	28,995,584	—	—	28,995,584
Energy	20,219,655	—	—	20,219,655
Financials	47,992,208	—	—	47,992,208
Health Care	42,835,060	—	—	42,835,060
Industrials	29,356,597	—	—	29,356,597
Information Technology	59,853,599	—	—	59,853,599
Materials	8,222,063	—	—	8,222,063
Telecommunication Services	7,068,420	—	—	7,068,420
Utilities	9,185,372	—	—	9,185,372
Total Common Stocks	291,932,437	—	—	291,932,437
Money Market Funds	—	6,229,842	—	6,229,842
Total Investments	291,932,437	6,229,842	—	298,162,279
Derivatives
Assets
Futures Contracts	8,546	—	—	8,546
Liabilities
Futures Contracts	(101,745)	—	—	(101,745)
Total	291,839,238	6,229,842	—	298,069,080

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	8,224,754	8,224,754	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Core Quantitative Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%

CONSUMER DISCRETIONARY 12.8%
Auto Components 0.8%

Delphi Automotive PLC	425,600	$32,362,624
Goodyear Tire & Rubber Co. (The)	92,900	2,724,757
Total		35,087,381
Automobiles 0.2%
Ford Motor Co.	627,100	8,509,747

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	128,200	6,371,540
Darden Restaurants, Inc.	1,012,300	69,383,042
Total		75,754,582

Media 2.7%
Comcast Corp., Class A	1,836,500	104,460,120
Walt Disney Co. (The)	39,600	4,047,120
Total		108,507,240

Multiline Retail 1.6%
Target Corp.	831,200	65,382,192

Specialty Retail 5.6%
Best Buy Co., Inc.	1,805,300	67,012,736
Home Depot, Inc. (The)	894,400	103,294,256
Lowe’s Companies, Inc.	800,300	55,156,676
Total		225,463,668
TOTAL CONSUMER DISCRETIONARY		518,704,810

CONSUMER STAPLES 9.6%
Beverages 0.6%
Dr. Pepper Snapple Group, Inc.	334,100	26,410,605

Food & Staples Retailing 3.4%
CVS Health Corp.	229,300	22,122,864
Kroger Co. (The)	2,343,100	84,515,617
Wal-Mart Stores, Inc.	462,000	29,956,080
Total		136,594,561

Food Products 1.7%
Archer-Daniels-Midland Co.	1,684,000	69,801,800

Tobacco 3.9%
Altria Group, Inc.	1,233,100	67,080,640
Philip Morris International, Inc.	1,126,200	89,341,446
Total		156,422,086
TOTAL CONSUMER STAPLES		389,229,052

Issuer	Shares	Value

Common Stocks (continued)

ENERGY 6.7%
Energy Equipment & Services 0.8%
Transocean Ltd.	2,460,300	$31,787,076

Oil, Gas & Consumable Fuels 5.9%

Chevron Corp.	684,500	53,993,360
ConocoPhillips	1,773,800	85,071,448
EOG Resources, Inc.	77,800	5,663,840
Exxon Mobil Corp.	154,600	11,494,510
Tesoro Corp.	43,600	4,239,664
Valero Energy Corp.	1,353,900	81,369,390
Total		241,832,212
TOTAL ENERGY		273,619,288

FINANCIALS 16.0%

Banks 4.1%
Citigroup, Inc.	1,988,900	98,669,329
JPMorgan Chase & Co.	1,126,600	68,688,802
Total		167,358,131

Capital Markets 1.0%
BlackRock, Inc.	95,400	28,378,638
T. Rowe Price Group, Inc.	175,500	12,197,250
Total		40,575,888

Consumer Finance 1.4%
Capital One Financial Corp.	394,100	28,580,132
Navient Corp.	2,475,800	27,827,992
Total		56,408,124

Diversified Financial Services 2.5%
Moody’s Corp.	747,900	73,443,780
Voya Financial, Inc.	754,500	29,251,965
Total		102,695,745

Insurance 4.1%
Aon PLC	508,200	45,031,602
MetLife, Inc.	1,300,300	61,309,145
Prudential Financial, Inc.	751,600	57,279,436
Total		163,620,183

Real Estate Investment Trusts (REITs) 2.9%
Crown Castle International Corp.	103,700	8,178,819
Digital Realty Trust, Inc.	254,500	16,623,940
General Growth Properties, Inc.	440,500	11,439,785
Simon Property Group, Inc.	434,100	79,752,852
Total		115,995,396
TOTAL FINANCIALS		646,653,467

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 15.0%
Biotechnology 3.4%
Alexion Pharmaceuticals, Inc. (a)	118,400	$18,516,576
Alkermes PLC (a)	175,900	10,320,053
Biogen, Inc. (a)	69,600	20,309,976
BioMarin Pharmaceutical, Inc. (a)	82,800	8,720,496
Celgene Corp. (a)	271,500	29,368,155
Gilead Sciences, Inc.	189,600	18,616,824
Incyte Corp. (a)	102,100	11,264,693
Vertex Pharmaceuticals, Inc. (a)	189,600	19,744,944
Total		136,861,717

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	378,900	15,239,358
DENTSPLY International, Inc.	326,900	16,531,333
Stryker Corp.	560,500	52,743,050
Total		84,513,741

Health Care Providers & Services 2.7%
AmerisourceBergen Corp.	692,000	65,733,080
Anthem, Inc.	147,000	20,580,000
UnitedHealth Group, Inc.	212,900	24,698,529
Total		111,011,609

Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	368,300	12,643,739

Pharmaceuticals 6.5%
Johnson & Johnson	1,359,000	126,862,650
Merck & Co., Inc.	518,600	25,613,654
Pfizer, Inc.	3,472,700	109,077,507
Total		261,553,811
TOTAL HEALTH CARE		606,584,617

INDUSTRIALS 9.8%
Aerospace & Defense 4.1%
Boeing Co. (The)	638,600	83,624,670
General Dynamics Corp.	589,100	81,266,345
Total		164,891,015

Air Freight & Logistics 1.8%
CH Robinson Worldwide, Inc.	604,000	40,939,120
United Parcel Service, Inc., Class B	351,100	34,650,059
Total		75,589,179

Airlines 1.2%
Delta Air Lines, Inc.	1,065,100	47,791,037

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Electrical Equipment 1.0%
Rockwell Automation, Inc.	394,600	$40,040,062

Industrial Conglomerates 1.5%
General Electric Co.	2,462,700	62,109,294

Professional Services 0.2%

Equifax, Inc.	76,600	7,443,988
TOTAL INDUSTRIALS		397,864,575

INFORMATION TECHNOLOGY 20.6%
Communications Equipment 2.6%
Cisco Systems, Inc.	3,536,100	92,822,625
F5 Networks, Inc. (a)	125,200	14,498,160
Total		107,320,785

Internet Software & Services 2.7%
Facebook, Inc., Class A (a)	261,800	23,535,820
Google, Inc., Class A (a)	12,700	8,107,299
VeriSign, Inc. (a)	1,072,800	75,696,768
Total		107,339,887

IT Services 2.3%
MasterCard, Inc., Class A	1,011,700	91,174,404

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	2,256,400	68,007,896
NVIDIA Corp.	1,722,400	42,457,160
Total		110,465,056

Software 5.6%
Electronic Arts, Inc. (a)	1,239,000	83,942,250
Microsoft Corp.	703,200	31,123,632
Oracle Corp.	2,481,000	89,613,720
Red Hat, Inc. (a)	291,900	20,981,772
Total		225,661,374

Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc. (b)	1,734,100	191,271,230
TOTAL INFORMATION TECHNOLOGY		833,232,736

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 2.5%
Chemicals 1.1%
LyondellBasell Industries NV, Class A	445,200	$37,111,872
Mosaic Co. (The)	249,600	7,765,056
Total		44,876,928

Paper & Forest Products 1.4%

International Paper Co.	1,477,300	55,827,167
TOTAL MATERIALS		100,704,095

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc.	2,400,000	104,424,000
TOTAL TELECOMMUNICATION SERVICES		104,424,000

UTILITIES 3.4%
Electric Utilities 1.6%
Entergy Corp.	956,800	62,287,680

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)

Multi-Utilities 1.8%
Public Service Enterprise Group, Inc.	1,761,300	$74,256,408
TOTAL UTILITIES		136,544,088
Total Common Stocks (Cost: $4,050,624,878)		$4,007,560,728

	Shares	Value

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 0.169% (c)(d)	38,641,342	$38,641,342
Total Money Market Funds (Cost: $38,641,342)		$38,641,342

Total Investments
(Cost: $4,089,266,220)		$4,046,202,070(e)
Other Assets & Liabilities, Net		(712,561)
Net Assets		$4,045,489,509

At September 30, 2015, securities totaling $3,717,110 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	90	USD	42,945,750	12/2015	—	(870,090)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,171,957	121,277,492	(122,808,107)	38,641,342	26,259	38,641,342

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	518,704,810	—	—	518,704,810
Consumer Staples	389,229,052	—	—	389,229,052
Energy	273,619,288	—	—	273,619,288
Financials	646,653,467	—	—	646,653,467
Health Care	606,584,617	—	—	606,584,617
Industrials	397,864,575	—	—	397,864,575
Information Technology	833,232,736	—	—	833,232,736
Materials	100,704,095	—	—	100,704,095
Telecommunication Services	104,424,000	—	—	104,424,000
Utilities	136,544,088	—	—	136,544,088
Total Common Stocks	4,007,560,728	—	—	4,007,560,728
Money Market Funds	—	38,641,342	—	38,641,342
Total Investments	4,007,560,728	38,641,342	—	4,046,202,070
Derivatives
Liabilities
Futures Contracts	(870,090)	—	—	(870,090)
Total	4,006,690,638	38,641,342	—	4,045,331,980

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	40,171,957	40,171,957	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 96.6%

Aerospace & Defense 4.4%
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	$2,095,000	$2,136,900
L-3 Communications Corp.
02/15/21	4.950%	23,955,000	25,415,201
Northrop Grumman Corp.
03/15/21	3.500%	10,160,000	10,520,426
08/01/23	3.250%	3,101,000	3,094,646
Total			41,167,173
Cable and Satellite 0.5%
DISH DBS Corp.
07/15/17	4.625%	4,449,000	4,440,769

Chemicals 0.6%
PQ Corp. (a)
11/01/18	8.750%	5,445,000	5,472,225

Construction Machinery 0.4%
CNH Industrial Capital LLC
11/01/15	3.875%	3,654,000	3,654,000

Electric 17.0%
Berkshire Hathaway Energy Co.
11/15/23	3.750%	1,925,000	1,983,418
CMS Energy Corp.
03/15/22	5.050%	6,056,000	6,655,562
DTE Energy Co. (a)
06/15/22	3.300%	10,995,000	11,250,623
Dominion Resources, Inc.
03/15/21	4.450%	34,840,000	37,541,389
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	8,535,000	9,101,041
PPL Capital Funding, Inc.
12/01/22	3.500%	13,899,000	14,060,354
06/01/23	3.400%	680,000	681,018
PSEG Power LLC
09/15/21	4.150%	12,530,000	13,125,137
Progress Energy, Inc.
04/01/22	3.150%	21,597,000	21,554,907
TransAlta Corp.
06/03/17	1.900%	43,860,000	43,628,946
Total			159,582,395

Food and Beverage 9.5%
ConAgra Foods, Inc.
01/25/23	3.200%	11,203,000	10,748,920
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	12,786,000	13,214,331

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)
Kraft Heinz Co. (The) (a)
07/02/20	2.800%	$8,115,000	$8,168,169
Molson Coors Brewing Co.
05/01/22	3.500%	17,875,000	17,763,925
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	18,598,000	19,070,780
Wm. Wrigley Jr., Co. (a)
10/21/18	2.400%	12,264,000	12,479,834
10/21/19	2.900%	7,827,000	8,040,544
Total			89,486,503

Independent Energy 13.1%
Antero Resources Corp.
11/01/21	5.375%	8,012,000	7,050,560
Canadian Natural Resources Ltd.
05/15/17	5.700%	1,731,000	1,826,750
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	21,694,000	18,044,028
Chesapeake Energy Corp.
12/15/18	7.250%	3,509,000	2,903,698
Cimarex Energy Co.
05/01/22	5.875%	7,140,000	7,497,000
06/01/24	4.375%	2,552,000	2,484,694
Concho Resources, Inc.
04/01/23	5.500%	6,829,000	6,504,622
Continental Resources, Inc.
09/15/22	5.000%	13,494,000	11,807,250
EnCana Corp.
11/15/21	3.900%	5,000,000	4,606,445
Marathon Oil Corp.
11/01/22	2.800%	13,235,000	11,845,060
Oasis Petroleum, Inc.
02/01/19	7.250%	4,968,000	4,384,260
Range Resources Corp.
06/01/21	5.750%	6,342,000	5,977,335
Whiting Petroleum Corp.
03/15/21	5.750%	5,621,000	4,864,975
Woodside Finance Ltd. (a)
05/10/21	4.600%	31,381,000	32,633,824
Total			122,430,501

Life Insurance 7.2%
Five Corners Funding Trust (a)
11/15/23	4.419%	30,720,000	32,233,329
MetLife, Inc.
09/15/23	4.368%	16,303,000	17,515,470
TIAA Asset Management Finance Co. LLC (a)
11/01/19	2.950%	17,231,000	17,470,494
Total			67,219,293

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media and Entertainment 6.1%
Scripps Networks Interactive, Inc.
11/15/19	2.750%	$19,469,000	$19,486,542
06/15/20	2.800%	5,550,000	5,493,928
Sky PLC (a)
11/26/22	3.125%	33,138,000	32,130,903
Total			57,111,373

Metals 0.5%
Barrick Gold Corp.
05/01/23	4.100%	2,270,000	2,008,748
Teck Resources Ltd.
02/01/43	5.400%	5,044,000	2,774,200
Total			4,782,948

Midstream 19.0%
Columbia Pipeline Group, Inc. (a)
06/01/20	3.300%	9,570,000	9,598,547
Kinder Morgan Energy Partners LP
02/15/23	3.450%	14,164,000	12,566,216
Northwest Pipeline LLC
06/15/16	7.000%	11,954,000	12,481,447
04/15/17	5.950%	21,050,000	22,393,874
Panhandle Eastern Pipeline Co. LP
11/01/17	6.200%	21,847,000	23,621,872
Plains All American Pipeline LP/Finance Corp.
06/01/22	3.650%	16,400,000	16,042,808
10/15/23	3.850%	10,365,000	10,031,216
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/21	4.400%	35,215,000	36,418,226
Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	21,259,000	22,390,000
Transcontinental Gas Pipe Line Co. LLC
04/15/16	6.400%	6,607,000	6,796,059
Williams Partners LP
03/15/22	3.600%	6,536,000	6,034,303
Total			178,374,568

Natural Gas 1.4%
Sempra Energy
10/01/22	2.875%	13,612,000	13,348,744

Oil Field Services 1.0%
Noble Holding International Ltd.
03/15/22	3.950%	12,056,000	9,069,958

Pharmaceuticals 0.2%
AbbVie, Inc.
05/14/20	2.500%	1,856,000	1,845,748

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Property & Casualty 4.7%
CNA Financial Corp.
08/15/20	5.875%	$10,127,000	$11,518,824
08/15/21	5.750%	5,506,000	6,273,905
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	18,100,000	19,839,410
06/15/23	4.250%	6,637,000	6,864,165
Total			44,496,304

Restaurants 0.9%
Yum! Brands, Inc.
11/01/21	3.750%	8,190,000	8,405,340

Technology 1.1%
Corning, Inc.
05/15/22	2.900%	3,097,000	3,104,216
Hewlett Packard Enterprise Co. (a)(b)
10/15/20	3.600%	7,040,000	7,038,029
Total			10,142,245

Transportation Services 0.7%
ERAC U.S.A. Finance LLC (a)
08/16/21	4.500%	6,486,000	7,006,430

Wireless 5.1%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	26,302,000	26,486,193
Rogers Communications, Inc.
03/15/23	3.000%	21,732,000	20,908,009
Total			47,394,202

Wirelines 3.2%
AT&T, Inc.
06/30/22	3.000%	30,515,000	29,770,556

Total Corporate Bonds & Notes (Cost: $920,725,996)			$905,201,275

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.169% (c)(d)	22,191,872	$22,191,872

Total Money Market Funds (Cost: $22,191,872)		$22,191,872

Total Investments
(Cost: $942,917,868) (e)	$927,393,147(f)
Other Assets & Liabilities, Net	9,302,471
Net Assets	$936,695,618

At September 30, 2015, cash totaling $4,412,250 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2015

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	(173)	USD	(20,849,204)	12/2015	—	(20,542)
US 10YR NOTE (CBT)	(2,971)	USD	(382,469,843)	12/2015	—	(256,605)
Total			(403,319,047)		—	(277,147)

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $285,082,565 or 30.43% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	33,916,563	2,277,327,456	(2,289,052,147)	22,191,872	80,477	22,191,872

(e)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $942,918,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,779,000
Unrealized Depreciation	(21,304,000)
Net Unrealized Depreciation	$(15,525,000)

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	905,201,275	—	905,201,275
Money Market Funds	—	22,191,872	—	22,191,872
Total Investments	—	927,393,147	—	927,393,147
Derivatives
Liabilities
Futures Contracts	(277,147)	—	—	(277,147)
Total	(277,147)	927,393,147	—	927,116,000

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available.  Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	33,916,563	33,916,563	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 43.6%
International 12.0%
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 (a)	3,946,690	$41,755,981
Variable Portfolio — DFA International Value Fund, Class 1 (a)	31,639,332	275,578,584
Variable Portfolio — Invesco International Growth Fund, Class 1 (a)	35,870,653	387,761,761
Variable Portfolio — Pyramis® International Equity Fund, Class 1 (a)	38,791,441	394,896,870
Variable Portfolio — Pyrford International Equity Fund, Class 1 (a)	18,812,171	174,765,069
Total		1,274,758,265
U.S. Large Cap 24.0%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	16,311,266	252,009,057
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1 (a)(b)	14,508,681	265,073,605
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 (a)(b)	9,832,666	116,123,791
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	15,662,788	534,727,586
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1 (a)(b)	6,830,188	115,566,775
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 (a)(b)	8,434,409	135,878,323
Variable Portfolio — Holland Large Cap Growth Fund, Class 1 (a)(b)	6,658,723	124,518,114
Variable Portfolio — Loomis Sayles Growth Fund, Class 1 (a)(b)	14,602,396	274,963,122
Variable Portfolio — MFS Value Fund, Class 1 (a)(b)	8,190,310	144,395,159
Variable Portfolio — NFJ Dividend Value Fund, Class 1 (a)(b)	8,284,716	137,194,901
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	7,962,975	152,172,446
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	20,563,325	299,196,385
Total		2,551,819,264
U.S. Mid Cap —%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 (a)(b)	101,021	1,807,272
Variable Portfolio — Victory Established Value Fund, Class 1 (a)(b)	51,734	952,418
Total		2,759,690

	Shares	Value

Equity Funds (continued)
U.S. Small Cap 7.6%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1 (a)(b)	21,092,728	$365,747,907
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 (a)(b)	7,689,707	130,725,017
Variable Portfolio — Partners Small Cap Value Fund, Class 1 (a)(b)	14,999,974	310,199,452
Total		806,672,376
Total Equity Funds (Cost: $4,704,229,398)		$4,636,009,595

Fixed-Income Funds 27.1%
High Yield 1.5%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	19,578,629	157,607,964
Investment Grade 25.6%
Columbia Variable Portfolio — Core Bond Fund, Class 1 (a)	13,744,706	135,660,251
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 (a)	55,854,962	567,486,417
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (a)	17,326,054	163,904,467
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (a)	15,826,272	165,701,064
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	50,672,409	548,275,464
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	45,242,263	492,688,244
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 (a)	50,722,292	530,047,948
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 (a)	11,602,405	117,880,440
Total		2,721,644,295
Total Fixed-Income Funds (Cost: $2,952,022,632)		$2,879,252,259

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(c) 2.0%
Aerospace & Defense 0.1%
Huntington Ingalls Industries, Inc. (d)
12/15/21	5.000%	25,000	25,500
L-3 Communications Corp.
05/28/24	3.950%	2,407,000	2,307,466
Lockheed Martin Corp.
03/01/25	2.900%	383,000	371,058
03/01/45	3.800%	275,000	250,790

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Aerospace & Defense (continued)
Northrop Grumman Corp.
08/01/23	3.250%		$2,154,000	$2,149,586
Total				5,104,400
Banking 0.1%
Bank of America Corp.
07/24/23	4.100%		350,000	363,647
04/01/24	4.000%		1,190,000	1,224,875
04/01/44	4.875%		105,000	108,997
Bank of Nova Scotia (The)
06/11/18	1.700%		1,180,000	1,177,852
Citigroup, Inc.
04/27/25	3.300%		65,000	63,312
11/07/43	4.950%		220,000	228,227
Goldman Sachs Group, Inc. (The)
01/23/25	3.500%		2,195,000	2,160,699
07/08/44	4.800%		455,000	461,148
JPMorgan Chase & Co.
03/01/18	1.700%		780,000	778,360
02/01/44	4.850%		270,000	282,366
Morgan Stanley
07/23/25	4.000%		1,575,000	1,609,639
01/27/45	4.300%		209,000	198,629
Wells Fargo & Co.
11/04/44	4.650%		295,000	290,543
05/01/45	3.900%		160,000	147,037
Total				9,095,331
Cable and Satellite —%
Comcast Corp.
08/15/45	4.600%		55,000	56,221
NBCUniversal Media LLC
01/15/43	4.450%		1,525,000	1,518,683
Time Warner Cable, Inc.
09/15/42	4.500%		698,000	551,855
Total				2,126,759
Chemicals —%
Dow Chemical Co. (The)
11/15/42	4.375%		315,000	274,861
10/01/44	4.625%		1,090,000	985,975
LYB International Finance BV
03/15/44	4.875%		1,370,000	1,297,968
Total				2,558,804
Consumer Products —%
Clorox Co. (The)
12/15/24	3.500%		1,640,000	1,645,007

Diversified Manufacturing 0.1%
General Electric Co.
05/26/23	1.250%	EUR	2,120,000	2,346,880
03/11/44	4.500%		760,000	787,586

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Diversified Manufacturing (continued)
United Technologies Corp.
05/22/23	1.250%	EUR$	970,000	$1,054,818
06/01/42	4.500%	160,000		162,927
05/15/45	4.150%	30,000		29,086
Total				4,381,297

Electric 0.4%
Alabama Power Co.
03/01/45	3.750%	235,000		212,625
Appalachian Power Co.
05/15/44	4.400%	715,000		692,304
06/01/45	4.450%	790,000		766,876
Berkshire Hathaway Energy Co.
11/15/43	5.150%	230,000		248,452
02/01/45	4.500%	1,647,000		1,632,599
CMS Energy Corp.
03/15/22	5.050%	515,000		565,987
03/31/43	4.700%	170,000		171,896
03/01/44	4.875%	1,400,000		1,453,796
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	280,000		296,652
Consolidated Edison Co. of New York, Inc.
03/01/43	3.950%	175,000		165,897
DTE Electric Co.
07/01/44	4.300%	190,000		194,409
DTE Energy Co.
06/01/16	6.350%	200,000		207,165
06/01/24	3.500%	2,145,000		2,177,460
DTE Energy Co. (d)
06/15/22	3.300%	2,050,000		2,097,660
Dominion Resources, Inc.
06/15/18	1.900%	1,560,000		1,558,510
10/01/25	3.900%	1,245,000		1,259,010
09/15/42	4.050%	2,840,000		2,573,250
Duke Energy Corp.
10/15/23	3.950%	4,929,000		5,145,590
Duke Energy Progress LLC
05/15/42	4.100%	240,000		239,136
Eversource Energy
05/01/18	1.450%	1,747,000		1,733,094
Indiana Michigan Power Co.
03/15/23	3.200%	1,080,000		1,081,190
Northern States Power Co.
05/15/44	4.125%	115,000		116,241
Oncor Electric Delivery Co. LLC
09/30/17	5.000%	2,758,000		2,940,911
Oncor Electric Delivery Co. LLC (d)
04/01/45	3.750%	585,000		519,578
PPL Capital Funding, Inc.
06/01/23	3.400%	1,565,000		1,567,343
03/15/24	3.950%	2,695,000		2,769,913
PSEG Power LLC
11/15/18	2.450%	180,000		179,564

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Electric (continued)
11/15/23	4.300%		$685,000	$701,892
Pacific Gas & Electric Co.
06/15/23	3.250%		954,000	960,429
02/15/24	3.750%		510,000	525,895
08/15/42	3.750%		265,000	240,251
02/15/44	4.750%		1,775,000	1,868,108
Southern California Edison Co.
10/01/43	4.650%		520,000	561,631
02/01/45	3.600%		140,000	128,676
TransAlta Corp.
06/03/17	1.900%		1,545,000	1,536,861
11/25/20	5.000%	CAD	1,565,000	1,185,507
WEC Energy Group, Inc.
06/15/18	1.650%		655,000	656,441
06/15/25	3.550%		646,000	656,116
Xcel Energy, Inc.
05/15/20	4.700%		1,365,000	1,483,210
09/15/41	4.800%		110,000	113,674
Total				43,185,799
Food and Beverage 0.2%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%		93,000	88,391
Anheuser-Busch InBev Worldwide, Inc.
07/15/42	3.750%		89,000	76,408
ConAgra Foods, Inc.
01/25/23	3.200%		824,000	790,602
01/25/43	4.650%		1,717,000	1,563,265
General Mills, Inc.
11/16/20	2.100%	EUR	1,594,000	1,862,052
Grupo Bimbo SAB de CV (d)
01/25/22	4.500%		535,000	552,922
06/27/44	4.875%		1,205,000	1,058,375
Heineken NV (d)
10/01/42	4.000%		790,000	715,775
JM Smucker Co. (The) (d)
03/15/45	4.375%		1,185,000	1,137,901
Kraft Foods Group, Inc.
06/04/42	5.000%		240,000	246,162
Kraft Heinz Co. (The)
07/01/27	4.125%	GBP	930,000	1,453,918
Kraft Heinz Co. (The) (d)
07/15/45	5.200%		155,000	164,153
Molson Coors Brewing Co.
05/01/42	5.000%		2,269,000	2,000,682
PepsiCo, Inc.
10/22/44	4.250%		80,000	79,109
SABMiller Holdings, Inc. (d)
01/15/22	3.750%		4,468,000	4,581,581
Wm. Wrigley Jr., Co. (d)
10/21/19	2.900%		2,190,000	2,249,750
Total				18,621,046

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Health Care 0.1%
Becton Dickinson and Co.
12/15/44	4.685%	$575,000	$575,477
Express Scripts Holding Co.
05/15/16	3.125%	2,140,000	2,164,353
McKesson Corp.
12/04/15	0.950%	1,824,000	1,824,651
03/15/23	2.850%	350,000	339,294
Medtronic, Inc.
03/15/45	4.625%	319,000	328,920
Total			5,232,695
Healthcare Insurance —%
Cigna Corporation
03/15/21	4.500%	1,130,000	1,214,243
UnitedHealth Group, Inc.
03/15/22	2.875%	705,000	711,536
Total			1,925,779
Independent Energy 0.1%
Anadarko Petroleum Corp.
09/15/16	5.950%	1,695,000	1,761,478
Antero Resources Corp.
11/01/21	5.375%	166,000	146,080
Canadian Natural Resources Ltd.
08/15/16	6.000%	540,000	561,881
04/15/24	3.800%	2,290,000	2,117,707
Canadian Oil Sands Ltd. (d)
04/01/42	6.000%	645,000	466,710
Chesapeake Energy Corp.
12/15/18	7.250%	70,000	57,925
Cimarex Energy Co.
05/01/22	5.875%	1,495,000	1,569,750
06/01/24	4.375%	753,000	733,140
Concho Resources, Inc.
04/01/23	5.500%	135,000	128,587
Continental Resources, Inc.
09/15/22	5.000%	1,110,000	971,250
06/01/44	4.900%	667,000	476,848
EnCana Corp.
11/15/41	5.150%	398,000	314,040
Hess Corp.
02/15/41	5.600%	90,000	84,407
Marathon Oil Corp.
11/01/15	0.900%	73,000	72,989
06/01/45	5.200%	1,110,000	936,226
Noble Energy, Inc.
11/15/43	5.250%	889,000	789,884
Range Resources Corp.
06/01/21	5.750%	81,000	76,342
Whiting Petroleum Corp.
03/15/21	5.750%	53,000	45,872

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Independent Energy (continued)
Woodside Finance Ltd. (d)
03/05/25	3.650%	$2,511,000	$2,276,483
Total			13,587,599
Integrated Energy —%
Cenovus Energy, Inc.
09/15/23	3.800%	287,000	269,863
09/15/42	4.450%	854,000	676,655
09/15/43	5.200%	850,000	741,596
Shell International Finance BV
05/11/45	4.375%	180,000	178,721
Total			1,866,835
Life Insurance 0.1%
Five Corners Funding Trust (d)
11/15/23	4.419%	4,675,000	4,905,300
Guardian Life Insurance Co. of America (The) (d)
06/19/64	4.875%	1,144,000	1,105,130
MetLife, Inc.
09/15/23	4.368%	817,000	877,761
03/01/45	4.050%	280,000	261,724
Northwestern Mutual Life Insurance Co. (The) (d)
03/30/40	6.063%	240,000	292,249
Peachtree Corners Funding Trust (d)
02/15/25	3.976%	1,163,000	1,171,255
Prudential Financial, Inc.
05/15/44	4.600%	90,000	90,767
Teachers Insurance & Annuity Association of America (d)
09/15/44	4.900%	2,220,000	2,295,769
Total			10,999,955
Media and Entertainment 0.1%
21st Century Fox America, Inc.
09/15/44	4.750%	1,705,000	1,678,371
Scripps Networks Interactive, Inc.
11/15/24	3.900%	2,802,000	2,749,561
06/15/25	3.950%	1,314,000	1,271,940
Sky PLC (d)
11/26/22	3.125%	3,015,000	2,923,371
Thomson Reuters Corp.
05/23/16	0.875%	851,000	850,255
05/23/43	4.500%	1,664,000	1,543,338
Time Warner, Inc.
03/29/41	6.250%	1,205,000	1,387,832
Total			12,404,668
Metals —%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	105,000	106,202
Barrick Gold Corp.
04/01/42	5.250%	830,000	649,848

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Metals (continued)
Newmont Mining Corp.
03/15/42	4.875%	$648,000	$500,410
Teck Resources Ltd.
03/01/42	5.200%	605,000	334,263
Total			1,590,723
Midstream 0.2%
Columbia Pipeline Group, Inc. (d)
06/01/45	5.800%	1,645,000	1,570,761
Energy Transfer Partners LP
02/01/43	5.150%	201,000	158,280
Enterprise Products Operating LLC
05/07/18	1.650%	618,000	613,785
02/15/45	5.100%	1,385,000	1,264,200
05/15/46	4.900%	667,000	604,038
Kinder Morgan Energy Partners LP
09/01/22	3.950%	505,000	474,224
02/15/23	3.450%	2,451,000	2,174,513
05/01/24	4.300%	845,000	771,428
11/01/42	4.700%	180,000	135,601
03/01/43	5.000%	1,365,000	1,066,780
MarkWest Energy Partners LP/Finance Corp.
06/01/25	4.875%	170,000	156,366
NiSource Finance Corp.
02/15/43	5.250%	860,000	934,637
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	2,207,000	2,024,664
10/15/23	3.850%	1,580,000	1,529,119
10/15/25	4.650%	1,539,000	1,544,708
02/15/45	4.900%	124,000	110,744
Southern Natural Gas Co. LLC (d)
04/01/17	5.900%	365,000	384,418
TransCanada PipeLines Ltd.
10/16/43	5.000%	145,000	141,116
Williams Partners LP
09/15/45	5.100%	2,502,000	1,913,832
Total			17,573,214
Natural Gas 0.1%
Sempra Energy
04/01/17	2.300%	870,000	879,623
12/01/23	4.050%	495,000	516,135
06/15/24	3.550%	3,535,000	3,557,737
Total			4,953,495
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	1,654,000	1,056,929
Weatherford International Ltd.
04/15/42	5.950%	60,000	41,713
Total			1,098,642

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Pharmaceuticals 0.1%
AbbVie, Inc.
11/06/15	1.200%	$430,000	$430,221
11/06/17	1.750%	410,000	411,218
05/14/20	2.500%	1,185,000	1,178,454
Actavis Funding
03/15/45	4.750%	55,000	49,937
Amgen, Inc.
06/15/16	2.300%	1,720,000	1,735,788
05/15/43	5.375%	777,000	828,419
Total			4,634,037
Property & Casualty 0.1%
ACE INA Holdings, Inc.
05/15/24	3.350%	606,000	606,465
03/15/25	3.150%	304,000	296,480
Alleghany Corp.
09/15/44	4.900%	720,000	699,369
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	2,570,000	2,533,758
CNA Financial Corp.
05/15/24	3.950%	524,000	527,513
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%	1,005,000	1,086,595
06/15/23	4.250%	1,545,000	1,597,881
08/01/44	4.850%	240,000	233,359
Loews Corp.
05/15/43	4.125%	378,000	346,791
Total			7,928,211
Railroads —%
Burlington Northern Santa Fe LLC
04/01/45	4.150%	345,000	321,432
Canadian Pacific Railway Co.
08/01/45	4.800%	751,000	752,356
Total			1,073,788

Refining —%

Marathon Petroleum Corp.
03/01/16	3.500%	1,139,000	1,150,559
09/15/44	4.750%	1,010,000	897,703
Phillips 66
05/01/17	2.950%	1,090,000	1,115,116
Valero Energy Corp.
03/15/45	4.900%	226,000	201,190
Total			3,364,568

Restaurants —%

Yum! Brands, Inc.
11/01/23	3.875%	1,825,000	1,827,433
11/01/43	5.350%	327,000	314,004
Total			2,141,437

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)

Retailers —%
CVS Health Corp.
12/05/43	5.300%		$195,000	$215,149
07/20/45	5.125%	600,000		644,972
Total				860,121
Supermarkets —%
Kroger Co. (The)
04/15/42	5.000%	130,000		134,511

Technology 0.1%

Apple, Inc.
02/09/45	3.450%	1,187,000		1,004,889
05/13/45	4.375%	696,000		689,053
Corning, Inc.
05/15/22	2.900%	518,000		519,207
Hewlett Packard Enterprise Co. (d)(e)
10/15/45	6.350%	1,480,000		1,478,994
International Business Machine Corp.
11/19/19	1.375%	EUR	1,672,000	1,930,594
Oracle Corp.
01/10/21	2.250%	EUR	1,251,000	1,486,072
07/08/44	4.500%	393,000		397,194
05/15/45	4.125%	1,405,000		1,325,740
Total				8,831,743
Tobacco —%
Altria Group, Inc.
01/31/44	5.375%	230,000		250,044
Philip Morris International, Inc.
03/04/43	4.125%	145,000		137,222
Total				387,266
Transportation Services —%
Avinor AS
04/29/25	1.000%	EUR	800,000	856,758
ERAC U.S.A. Finance LLC (d)
02/15/45	4.500%	1,635,000		1,512,063
Heathrow Funding Ltd.
02/15/25	5.225%	GBP	841,000	1,451,822
Total				3,820,643
Wireless —%
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	460,000		463,221
Rogers Communications, Inc.
03/15/23	3.000%	2,718,000		2,614,944
10/01/23	4.100%	356,000		367,327
03/15/43	4.500%	295,000		278,048
Total				3,723,540

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)

Wirelines 0.1%
AT&T, Inc.
08/15/16	2.400%		$2,295,000	$2,320,635
06/15/45	4.350%		6,137,000	5,267,571
Embarq Corp.
06/01/36	7.995%		40,000	41,263
Orange SA
02/21/17	4.750%	EUR	587,000	695,164
02/06/44	5.500%		155,000	168,952
Verizon Communications, Inc.
03/15/24	4.150%		672,000	695,103
11/01/42	3.850%		5,871,000	4,887,889
Total				14,076,577
Total Corporate Bonds & Notes (Cost: $215,924,663)				$208,928,490

Residential Mortgage-Backed Securities - Agency 5.9%

Federal National Mortgage Association (e)
10/19/30	2.500%		63,725,000	64,965,643
10/19/30	3.000%		80,785,000	84,123,683
10/19/30-10/14/45	3.500%		391,000,000	410,165,489
10/14/45	4.000%		60,000,000	64,000,800
Total Residential Mortgage-Backed Securities - Agency (Cost: $620,255,050)				$623,255,615

Shares	Value

Exchange-Traded Funds 6.6%
SPDR S&P 500 ETF Trust	2,290,200	$438,871,026
iShares MSCI EAFE ETF	3,054,292	175,072,018
iShares Russell 2000 ETF	845,215	92,297,478
Total Exchange-Traded Funds (Cost: $667,680,319)	$706,240,522

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 1.5%

S&P 500 Index
11,471	1,800.00	12/16/16	158,873,350

Total Options Purchased Puts (Cost: $163,615,988)	$158,873,350

Shares	Value

Money Market Funds 18.1%
Columbia Short-Term Cash Fund, 0.169% (a)(f)	1,925,489,764	1,925,489,764
Total Money Market Funds (Cost: $1,925,489,764)	$1,925,489,764
Total Investments
(Cost: $11,249,217,814)	$11,138,049,595(g)
Other Assets & Liabilities, Net	(507,067,967)
Net Assets	$10,630,981,628

At September 30, 2015, cash totaling $109,882,749 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation	Unrealized Depreciation ($)
State Street Brokerage	10/27/2015	1,690,000 CAD	1,275,822 USD	9,597	—
Standard Chartered Bank	10/27/2015	1,911,000 GBP	2,953,026 USD	62,511	—
UBS Securities	10/27/2015	9,196,000 EUR	10,306,543 USD	26,944	—
Total				99,052	—

Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB FUT	16	JPY	1,976,576	12/2015	7,985	—
CAN 10YR BOND FUT	25	CAD	2,656,238	12/2015	—	(39,452)
DAX INDEX FUTURE	44	EUR	11,872,873	12/2015	—	(588,154)
EURO BUXL 30Y BND	7	EUR	1,218,167	12/2015	30,130	—
EURO FX CURR FUT	900	USD	125,763,750	12/2015	—	(274,568)
EURO STOXX 50	1,941	EUR	67,039,852	12/2015	—	(2,092,551)
EURO-BOBL FUTURE	55	EUR	7,929,179	12/2015	27,523	—
EURO-BUND FUTURE	39	EUR	6,806,539	12/2015	100,305	—
EURO-SCHATZ FUT	39	EUR	4,852,475	12/2015	2,968	—
FTSE/MIB IDX FUT	109	EUR	12,934,185	12/2015	—	(146,621)
HANG SENG IDX FUT	88	HKD	11,804,414	10/2015	—	(284,701)
JPN YEN CURR FUT	1,000	USD	104,287,500	12/2015	—	(68,335)
LONG GILT FUTURE	50	GBP	9,005,397	12/2015	93,597	—
mini MSCI EAFE	35	USD	2,886,625	12/2015	—	(104,379)
Russell 2000 Mini	304	USD	33,315,360	12/2015	50,909	—
S&P 500 FUTURE	244	USD	116,430,700	12/2015	—	(2,526,254)
S&P500 EMINI FUT	8,066	USD	769,778,710	12/2015	—	(16,716,462)
SPI 200 FUTURES	120	AUD	10,543,243	12/2015	—	(98,735)
TOPIX INDX FUTR	1,090	JPY	128,248,656	12/2015	—	(4,042,079)
US 5YR NOTE (CBT)	3,495	USD	421,202,127	12/2015	2,172,573	—
US 5YR NOTE (CBT)	161	USD	19,403,016	12/2015	18,618	—
US 5YR NOTE (CBT)	4,820	USD	580,885,337	12/2015	2,880,560	—
US LONG BOND(CBT)	298	USD	46,888,438	12/2015	440,281	—
US LONG BOND(CBT)	5	USD	786,719	12/2015	—	(10,476)
US LONG BOND(CBT)	764	USD	120,210,625	12/2015	1,251,115	—
US ULTRA BOND (CBT)	268	USD	42,988,875	12/2015	248,462	—
US ULTRA BOND (CBT)	57	USD	9,143,156	12/2015	—	(91,501)
US ULTRA BOND (CBT)	1,140	USD	182,863,125	12/2015	997,515	—
Total			2,853,721,857		8,322,541	(27,084,268)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P/TSX 60 IX FUT	(576)	CAD	(67,333,084)	12/2015	1,136,819	—
S&P500 EMINI FUT	(2,971)	USD	(283,537,385)	12/2015	3,291,576	—
S&P500 EMINI FUT	(200)	USD	(19,087,000)	12/2015	—	(289,906)
US 10YR NOTE (CBT)	(304)	USD	(39,135,252)	12/2015	—	(26,256)
US 2YR NOTE (CBT)	(22)	USD	(4,818,688)	12/2015	653	—
US 2YR NOTE (CBT)	(3,847)	USD	(842,613,219)	12/2015	—	(1,088,893)
US LONG BOND(CBT)	(251)	USD	(39,493,281)	12/2015	525,142	—
Total			(1,296,017,909)		4,954,190	(1,405,055)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,749,248,640	2,453,218,585	(2,276,977,461)	—	1,925,489,764	—	1,763,128	1,925,489,764
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	233,575,016	18,806,173	(42,486,794)	13,824,230	223,718,625	—	—	252,009,057
Columbia Variable Portfolio — Core Bond Fund, Class 1	25,010,000	112,711,746	—	—	137,721,746	—	2,726,710	135,660,251

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	214,127,727	34,854,967	(18,447)	5,840	248,970,087	—	—	265,073,605
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	99,379,005	7,933,854	(109,815,238)	2,502,379	—	—	—	—
Columbia Variable Portfolio — Global Bond Fund, Class 1	195,126,044	3,297,850	(185,365,364)	(13,058,530)	—	—	—	—
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	131,018,513	53,193,591	(9,065)	(1,353)	184,201,686	1,437,535	15,000,667	157,607,964
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	313,982,849	270,891,438	(844,376)	(109,121)	583,920,790	1,662,970	8,010,882	567,486,417
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	110,458,015	9,696,933	(32,678,119)	10,797,249	98,274,078	—	—	116,123,791
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	204,847,847	329,766,332	(306,806)	74,355	534,381,728	—	—	534,727,586
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	310,664,725	25,352,850	(151,247,379)	(5,475,991)	179,294,205	—	9,201,028	163,904,467
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	42,529,233	—	(57,648,042)	15,118,809	—	—	—	—
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	112,329,951	12,694,120	(29,197,720)	11,344,996	107,171,347	480,936	—	115,566,775
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	160,628,449	18,504,824	(71,044,597)	27,539,442	135,628,118	—	—	135,878,323
Columbia Variable Portfolio — Strategic Income Fund, Class 1	118,801,177	2,998,045	(121,709,747)	(89,475)	—	—	—	—
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	81,851,271	321,123,644	(130,468)	34,935	402,879,382	—	—	365,747,907
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	166,608,722	16,443,616	(18,334,943)	509,677	165,227,072	376,488	4,871,671	165,701,064
Variable Portfolio — American Century Diversified Bond Fund, Class 1	303,045,339	257,019,483	(435,294)	(4,505)	559,625,023	2,381,053	12,156,290	548,275,464
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	246,628,202	4,497,068	(257,415,395)	6,290,125	—	—	—	—
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	132,509,321	7,477,075	(86,886,541)	254,947	53,354,802	6,400,259	1,076,815	41,755,981
Variable Portfolio — DFA International Value Fund, Class 1	195,959,563	133,549,766	(306,806)	64,370	329,266,893	5,707,842	4,857,507	275,578,584
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	106,815,289	4,614,255	(107,076,036)	(4,353,508)	—	—	2,365,721	—
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	109,341,185	9,696,933	(18,565,916)	6,469,343	106,941,545	—	—	124,518,114

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — Invesco International Growth Fund, Class 1	198,829,031	249,323,886	(2,111,891)	212,633	446,253,659	19,869,339	3,643,887	387,761,761
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	303,574,746	191,687,546	(435,294)	(1,707)	494,825,291	1,295,857	9,128,557	492,688,244
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	116,329,962	—	(149,045,770)	34,476,609	1,760,801	—	—	1,807,272
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	85,783,586	171,920,124	(190,312)	67,321	257,580,719	—	—	274,963,122
Variable Portfolio — MFS Value Fund, Class 1	238,643,814	21,156,945	(170,055,746)	52,711,357	142,456,370	—	—	144,395,159
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	138,641,452	31,510,794	(134,377,996)	(35,774,250)	—	30,236,280	1,274,513	—
Variable Portfolio — NFJ Dividend Value Fund, Class 1	210,759,705	18,806,173	(119,234,197)	33,563,140	143,894,821	—	—	137,194,901
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	107,465,505	19,743,654	(190,312)	70,492	127,089,339	—	—	152,172,446
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	112,477,739	11,621,030	(181,085)	61,791	123,979,475	—	—	130,725,017
Variable Portfolio — Partners Small Cap Value Fund, Class 1	259,009,453	45,444,497	(831,017)	277,611	303,900,544	—	—	310,199,452
Variable Portfolio — Pyramis® International Equity Fund, Class 1	211,505,694	241,981,734	(2,111,891)	240,877	451,616,414	10,799,729	4,648,311	394,896,870
Variable Portfolio — Pyrford International Equity Fund, Class 1	203,129,882	96,717,827	(109,896,949)	4,769,317	194,720,077	—	4,312,132	174,765,069
Variable Portfolio — Sit Dividend Growth Fund, Class 1	236,789,507	32,924,383	(369,090)	122,302	269,467,102	—	—	299,196,385
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	119,645,239	409,790,961	(120,915)	1,039	529,316,324	225,350	4,172,894	530,047,948
Variable Portfolio — Victory Established Value Fund, Class 1	105,154,568	—	(134,784,963)	30,553,868	923,473	—	—	952,418
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	200,790,325	71,391,918	(153,956,611)	(335,138)	117,890,494	—	609,605	117,880,440
Total	8,213,016,291	5,722,364,620	(4,546,394,593)	192,755,476	9,581,741,794	80,873,638	89,820,318	9,440,751,618

(b)	Non-income producing investment.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $36,403,533 or 0.34% of net assets.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Equity Funds	—	4,636,009,595	—	4,636,009,595
Fixed-Income Funds	—	2,879,252,259	—	2,879,252,259
Corporate Bonds & Notes	—	208,928,490	—	208,928,490
Residential Mortgage-Backed Securities - Agency	—	623,255,615	—	623,255,615
Exchange-Traded Funds	706,240,522	—	—	706,240,522
Options Purchased Puts	158,873,350	—	—	158,873,350
Money Market Funds	—	1,925,489,764	—	1,925,489,764
Total Investments	865,113,872	10,272,935,723	—	11,138,049,595
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	99,052	—	99,052
Futures Contracts	13,276,731	—	—	13,276,731
Liabilities
Futures Contracts	(28,489,323)	—	—	(28,489,323)
Total	849,901,280	10,273,034,775	—	11,122,936,055

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,749,248,640	1,749,248,640	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Fund (formerly Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund)

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
CONSUMER DISCRETIONARY 22.9%
Auto Components 1.5%
Delphi Automotive PLC	41,391	$3,147,372
Visteon Corp. (a)	12,290	1,244,239
Total		4,391,611
Hotels, Restaurants & Leisure 3.4%
Chipotle Mexican Grill, Inc. (a)	3,098	2,231,335
Domino’s Pizza, Inc.	22,376	2,414,594
Hilton Worldwide Holdings, Inc.	152,966	3,509,040
Starwood Hotels & Resorts Worldwide, Inc.	30,752	2,044,393
Total		10,199,362
Household Durables 2.7%
Harman International Industries, Inc.	31,195	2,994,408
Lennar Corp., Class A	63,269	3,045,137
Mohawk Industries, Inc. (a)	11,041	2,007,143
Total		8,046,688
Internet & Catalog Retail 0.8%
Expedia, Inc.	20,443	2,405,732
Media 2.3%
CBS Corp., Class B Non Voting	38,220	1,524,978
Cinemark Holdings, Inc.	87,400	2,839,626
Interpublic Group of Companies, Inc. (The)	130,675	2,499,813
Total		6,864,417
Multiline Retail 1.2%
Dollar General Corp.	47,275	3,424,601
Specialty Retail 7.6%
Best Buy Co., Inc.	56,086	2,081,912
Foot Locker, Inc.	62,419	4,492,296
L Brands, Inc.	49,630	4,473,152
O’Reilly Automotive, Inc. (a)	13,588	3,397,000
Ross Stores, Inc.	69,328	3,360,328
Tractor Supply Co.	40,556	3,419,682
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,509	1,553,295
Total		22,777,665
Textiles, Apparel & Luxury Goods 3.4%
Carter’s, Inc.	22,310	2,022,178
Kate Spade & Co. (a)	40,357	771,222
lululemon athletica, Inc. (a)	28,990	1,468,344
PVH Corp.	18,144	1,849,599
Skechers U.S.A., Inc., Class A (a)	11,150	1,494,992

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A (a)	9,270	$897,151
VF Corp.	25,352	1,729,260
Total		10,232,746
TOTAL CONSUMER DISCRETIONARY		68,342,822
CONSUMER STAPLES 6.4%
Beverages 2.4%
Brown-Forman Corp., Class B	28,241	2,736,553
Coca-Cola Enterprises, Inc.	18,421	890,655
Constellation Brands, Inc., Class A	28,563	3,576,373
Total		7,203,581
Food & Staples Retailing 1.2%
Kroger Co. (The)	44,432	1,602,662
Sprouts Farmers Market, Inc. (a)	101,064	2,132,451
Total		3,735,113
Food Products 2.5%
Hain Celestial Group, Inc. (The) (a)	21,092	1,088,347
Mead Johnson Nutrition Co.	29,446	2,072,998
Pilgrim’s Pride Corp.	53,470	1,111,107
Tyson Foods, Inc., Class A	71,117	3,065,143
Total		7,337,595
Personal Products 0.3%
Herbalife Ltd. (a)	16,164	880,938
TOTAL CONSUMER STAPLES		19,157,227
ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Cabot Oil & Gas Corp.	94,951	2,075,629
Concho Resources, Inc. (a)	24,505	2,408,841
Total		4,484,470
TOTAL ENERGY		4,484,470
FINANCIALS 10.7%
Banks 2.1%
Signature Bank (a)	34,842	4,792,866
SVB Financial Group (a)	13,326	1,539,686
Total		6,332,552
Capital Markets 0.7%
Affiliated Managers Group, Inc. (a)	11,599	1,983,313

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 3.5%
CBOE Holdings, Inc.	42,821	$2,872,433
McGraw Hill Financial, Inc.	46,750	4,043,875
Moody’s Corp.	34,468	3,384,757
Total		10,301,065
Insurance 0.9%
Aon PLC	31,615	2,801,405
Real Estate Investment Trusts (REITs) 2.4%
Alexandria Real Estate Equities, Inc.	20,210	1,711,181
Crown Castle International Corp.	34,636	2,731,741
Extra Space Storage, Inc.	36,687	2,830,769
Total		7,273,691
Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A (a)	50,423	1,613,536
Thrifts & Mortgage Finance 0.5%
Radian Group, Inc.	97,323	1,548,409
TOTAL FINANCIALS		31,853,971
HEALTH CARE 13.7%
Biotechnology 3.9%
Alkermes PLC (a)	34,586	2,029,161
BioMarin Pharmaceutical, Inc. (a)	25,228	2,657,013
Bluebird Bio, Inc. (a)	11,350	970,993
Incyte Corp. (a)	32,433	3,578,333
Medivation, Inc. (a)	28,084	1,193,570
Ultragenyx Pharmaceutical, Inc. (a)	13,098	1,261,468
Total		11,690,538
Health Care Equipment & Supplies 4.7%
Align Technology, Inc. (a)	36,118	2,050,058
CR Bard, Inc.	18,194	3,389,724
DexCom, Inc. (a)	21,861	1,876,985
IDEXX Laboratories, Inc. (a)	34,051	2,528,287
St. Jude Medical, Inc.	31,912	2,013,328
Zimmer Biomet Holdings, Inc.	22,016	2,067,963
Total		13,926,345
Health Care Providers & Services 2.7%
Cardinal Health, Inc.	30,732	2,360,832
Centene Corp. (a)	35,573	1,929,124
Community Health Systems, Inc. (a)	45,457	1,944,196
Henry Schein, Inc. (a)	14,208	1,885,686
Total		8,119,838

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Technology 0.9%
Cerner Corp. (a)	46,267	$2,774,169
Life Sciences Tools & Services 0.4%
Mettler-Toledo International, Inc. (a)	3,911	1,113,618
Pharmaceuticals 1.1%
Jazz Pharmaceuticals PLC (a)	11,617	1,542,854
Zoetis, Inc.	45,353	1,867,636
Total		3,410,490
TOTAL HEALTH CARE		41,034,998
INDUSTRIALS 14.9%
Aerospace & Defense 1.6%
Rockwell Collins, Inc.	18,668	1,527,789
Spirit AeroSystems Holdings, Inc., Class A (a)	36,700	1,774,078
TransDigm Group, Inc. (a)	6,770	1,438,016
Total		4,739,883
Airlines 3.1%
Alaska Air Group, Inc.	47,190	3,749,245
Southwest Airlines Co.	141,269	5,373,873
Total		9,123,118
Building Products 0.6%
Fortune Brands Home & Security, Inc.	37,002	1,756,485
Electrical Equipment 1.7%
AMETEK, Inc.	69,727	3,648,117
Rockwell Automation, Inc.	14,970	1,519,006
Total		5,167,123
Industrial Conglomerates 1.0%
Roper Technologies, Inc.	19,559	3,064,895
Machinery 3.0%
Flowserve Corp.	26,992	1,110,451
Ingersoll-Rand PLC	50,737	2,575,918
Middleby Corp. (The) (a)	26,492	2,786,693
Wabtec Corp.	27,164	2,391,790
Total		8,864,852
Professional Services 1.4%
Nielsen Holdings PLC	44,925	1,997,815
Verisk Analytics, Inc. (a)	29,795	2,202,148
Total		4,199,963

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.7%
JB Hunt Transport Services, Inc.	30,526	$2,179,557
Trading Companies & Distributors 1.8%
Fastenal Co.	50,154	1,836,138
United Rentals, Inc. (a)	58,401	3,506,980
Total		5,343,118
TOTAL INDUSTRIALS		44,438,994
INFORMATION TECHNOLOGY 18.3%
Communications Equipment 1.1%
Palo Alto Networks, Inc. (a)	18,598	3,198,856
Internet Software & Services 1.5%
CoStar Group, Inc. (a)	12,955	2,241,992
LinkedIn Corp., Class A (a)	11,962	2,274,335
Total		4,516,327
IT Services 3.7%
Alliance Data Systems Corp. (a)	17,349	4,493,044
FleetCor Technologies, Inc. (a)	24,205	3,331,092
Gartner, Inc. (a)	20,350	1,707,976
WEX, Inc. (a)	18,012	1,564,162
Total		11,096,274
Semiconductors & Semiconductor Equipment 3.0%
Altera Corp.	56,870	2,848,050
Lam Research Corp.	28,041	1,831,919
NXP Semiconductors NV (a)	9,664	841,444
Qorvo, Inc. (a)	10,087	454,419
Skyworks Solutions, Inc.	37,220	3,134,296
Total		9,110,128
Software 9.0%
Activision Blizzard, Inc.	216,773	6,696,118
Electronic Arts, Inc. (a)	61,895	4,193,386
Guidewire Software, Inc. (a)	27,723	1,457,675
Intuit, Inc.	45,838	4,068,123
Red Hat, Inc. (a)	32,963	2,369,380
ServiceNow, Inc. (a)	43,075	2,991,559
Splunk, Inc. (a)	15,884	879,179
Tableau Software, Inc., Class A (a)	32,577	2,598,993
Ultimate Software Group, Inc. (The) (a)	5,078	909,013
Workday, Inc., Class A (a)	10,753	740,452
Total		26,903,878
TOTAL INFORMATION TECHNOLOGY		54,825,463

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 5.9%
Chemicals 3.9%
Eastman Chemical Co.	24,246	$1,569,201
International Flavors & Fragrances, Inc.	16,090	1,661,453
Sherwin-Williams Co. (The)	29,806	6,640,181
Westlake Chemical Corp.	36,439	1,890,820
Total		11,761,655
Containers & Packaging 1.2%
Sealed Air Corp.	38,750	1,816,600
Westrock Co.	31,947	1,643,354
Total		3,459,954
Paper & Forest Products 0.8%
International Paper Co.	65,608	2,479,326
TOTAL MATERIALS		17,700,935
TELECOMMUNICATION SERVICES 1.8%
Wireless Telecommunication Services 1.8%
SBA Communications Corp., Class A (a)	50,211	5,259,100
TOTAL TELECOMMUNICATION SERVICES		5,259,100
UTILITIES 0.7%
Electric Utilities 0.7%
ITC Holdings Corp.	64,185	2,139,928
TOTAL UTILITIES		2,139,928
Total Common Stocks (Cost: $273,942,383)		$289,237,908

	Shares	Value

Money Market Funds 4.5%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	13,535,805	$13,535,805
Total Money Market Funds (Cost: $13,535,805)		$13,535,805
Total Investments
(Cost: $287,478,188)		$302,773,713(d)
Other Assets & Liabilities, Net		(3,827,179)
Net Assets		$298,946,534

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows: [Insert S26]

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,048,789	127,711,216	(119,224,200)	13,535,805	9,597	13,535,805

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	68,342,822	—	—	68,342,822
Consumer Staples	19,157,227	—	—	19,157,227
Energy	4,484,470	—	—	4,484,470
Financials	31,853,971	—	—	31,853,971
Health Care	41,034,998	—	—	41,034,998
Industrials	44,438,994	—	—	44,438,994
Information Technology	54,825,463	—	—	54,825,463
Materials	17,700,935	—	—	17,700,935
Telecommunication Services	5,259,100	—	—	5,259,100
Utilities	2,139,928	—	—	2,139,928
Total Common Stocks	289,237,908	—	—	289,237,908
Money Market Funds	—	13,535,805	—	13,535,805
Total Investments	289,237,908	13,535,805	—	302,773,713

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	5,048,789	5,048,789	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Value Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
CONSUMER DISCRETIONARY 12.0%
Auto Components 1.1%
Gentex Corp.	86,025	$1,333,388
Automobiles 0.8%
Harley-Davidson, Inc.	18,750	1,029,375
Diversified Consumer Services 1.0%
Houghton Mifflin Harcourt Co. (a)	61,591	1,250,913
Hotels, Restaurants & Leisure 1.6%
Royal Caribbean Cruises Ltd.	22,760	2,027,688
Household Durables 3.2%
D.R. Horton, Inc.	69,125	2,029,510
Mohawk Industries, Inc. (a)	6,425	1,168,001
Whirlpool Corp.	5,900	868,834
Total		4,066,345
Media 1.0%
Sinclair Broadcast Group, Inc., Class A	50,750	1,284,990
Multiline Retail 0.5%
Burlington Stores, Inc. (a)	13,525	690,316
Specialty Retail 2.8%
Best Buy Co., Inc.	37,500	1,392,000
Cabela’s, Inc. (a)	19,300	880,080
Signet Jewelers Ltd.	9,050	1,231,976
Total		3,504,056
TOTAL CONSUMER DISCRETIONARY		15,187,071
CONSUMER STAPLES 5.1%
Beverages 1.1%
Dr. Pepper Snapple Group, Inc.	17,300	1,367,565
Food Products 3.8%
Hershey Co. (The)	11,600	1,065,808
JM Smucker Co. (The)	22,257	2,539,301
Tyson Foods, Inc., Class A	28,266	1,218,265
Total		4,823,374
Personal Products 0.2%
Coty, Inc. Class A	11,775	318,631
TOTAL CONSUMER STAPLES		6,509,570

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 8.0%
Energy Equipment & Services 3.7%
Cameron International Corp. (a)	29,925	$1,835,001
Helmerich & Payne, Inc.	17,700	836,502
Oceaneering International, Inc.	17,575	690,346
Superior Energy Services, Inc.	43,725	552,247
Weatherford International PLC (a)	80,700	684,336
Total		4,598,432
Oil, Gas & Consumable Fuels 4.3%
Cabot Oil & Gas Corp.	37,225	813,738
Cimarex Energy Co.	17,225	1,765,218
Hess Corp.	10,900	545,654
Newfield Exploration Co. (a)	20,925	688,433
Noble Energy, Inc.	55,313	1,669,346
Total		5,482,389
TOTAL ENERGY		10,080,821
FINANCIALS 31.8%
Banks 6.6%
BankUnited, Inc.	39,250	1,403,188
Cullen/Frost Bankers, Inc.	19,050	1,211,199
Fifth Third Bancorp	149,410	2,825,343
M&T Bank Corp.	23,991	2,925,702
Total		8,365,432
Capital Markets 1.3%
E*TRADE Financial Corp. (a)	64,275	1,692,361
Consumer Finance 1.6%
Synchrony Financial (a)	64,054	2,004,890
Diversified Financial Services 1.5%
Voya Financial, Inc.	49,950	1,936,562
Insurance 6.4%
Aon PLC	18,875	1,672,514
Hartford Financial Services Group, Inc. (The)	53,727	2,459,622
Lincoln National Corp.	45,427	2,155,965
Principal Financial Group, Inc.	37,377	1,769,427
Total		8,057,528
Real Estate Investment Trusts (REITs) 12.0%
Camden Property Trust	14,825	1,095,567
Colony Capital, Inc.	32,950	644,502
Extra Space Storage, Inc.	17,791	1,372,754
Host Hotels & Resorts, Inc.	106,025	1,676,255

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Outfront Media, Inc.	50,301	$1,046,261
Rayonier, Inc.	42,143	930,096
SL Green Realty Corp.	17,000	1,838,720
Taubman Centers, Inc.	22,350	1,543,938
UDR, Inc.	53,600	1,848,128
Welltower, Inc.	30,275	2,050,223
Weyerhaeuser Co.	40,537	1,108,282
Total		15,154,726
Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A (a)	41,925	1,341,600
Thrifts & Mortgage Finance 1.3%
Radian Group, Inc.	107,622	1,712,266
TOTAL FINANCIALS		40,265,365
HEALTH CARE 7.2%
Health Care Equipment & Supplies 4.4%
Boston Scientific Corp. (a)	81,600	1,339,056
Teleflex, Inc.	18,736	2,327,199
Zimmer Biomet Holdings, Inc.	20,694	1,943,787
Total		5,610,042
Health Care Providers & Services 1.6%
Community Health Systems, Inc. (a)	23,887	1,021,647
WellCare Health Plans, Inc. (a)	11,450	986,761
Total		2,008,408
Life Sciences Tools & Services 0.6%
PAREXEL International Corp. (a)	13,375	828,180
Pharmaceuticals 0.6%
Mallinckrodt PLC (a)	11,300	722,522
TOTAL HEALTH CARE		9,169,152
INDUSTRIALS 7.7%
Aerospace & Defense 1.1%
Textron, Inc.	37,575	1,414,323
Airlines 0.8%
United Continental Holdings, Inc. (a)	19,963	1,059,037

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products 0.8%
USG Corp. (a)	37,700	$1,003,574
Commercial Services & Supplies 1.4%
Republic Services, Inc.	41,425	1,706,710
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	17,350	1,516,043
Machinery 0.9%
Ingersoll-Rand PLC	22,925	1,163,902
Road & Rail 0.8%
Ryder System, Inc.	12,950	958,818
Trading Companies & Distributors 0.7%
AerCap Holdings NV (a)	23,300	890,992
TOTAL INDUSTRIALS		9,713,399
INFORMATION TECHNOLOGY 7.8%
Communications Equipment 1.3%
F5 Networks, Inc. (a)	4,800	555,840
Harris Corp.	14,400	1,053,360
Total		1,609,200
Electronic Equipment, Instruments & Components 1.7%
Arrow Electronics, Inc. (a)	18,325	1,013,006
FLIR Systems, Inc.	40,000	1,119,600
Total		2,132,606
Semiconductors & Semiconductor Equipment 1.8%
Applied Materials, Inc.	56,425	828,883
Broadcom Corp., Class A	21,125	1,086,459
Skyworks Solutions, Inc.	4,325	364,208
Total		2,279,550
Software 2.5%
Activision Blizzard, Inc.	59,100	1,825,599
Autodesk, Inc. (a)	12,278	541,951
Electronic Arts, Inc. (a)	12,725	862,119
Total		3,229,669
Technology Hardware, Storage & Peripherals 0.5%
Seagate Technology PLC	14,575	652,960
TOTAL INFORMATION TECHNOLOGY		9,903,985

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 6.8%
Chemicals 2.4%
Ashland, Inc.	9,750	$981,045
International Flavors & Fragrances, Inc.	9,175	947,410
PPG Industries, Inc.	12,830	1,125,063
Total		3,053,518
Construction Materials 0.6%
Summit Materials, Inc., Class A (a)	37,122	696,780
Containers & Packaging 2.6%
Bemis Co., Inc.	23,900	945,723
Packaging Corp. of America	16,525	994,144
Sealed Air Corp.	27,686	1,297,920
Total		3,237,787
Metals & Mining 1.2%
Steel Dynamics, Inc.	90,775	1,559,514
TOTAL MATERIALS		8,547,599
TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
SBA Communications Corp., Class A (a)	11,625	1,217,603
TOTAL TELECOMMUNICATION SERVICES		1,217,603

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 9.8%
Electric Utilities 8.3%
Edison International	41,375	$2,609,521
Great Plains Energy, Inc.	83,250	2,249,415
Pinnacle West Capital Corp.	27,125	1,739,798
Portland General Electric Co.	55,075	2,036,123
PPL Corp.	55,425	1,822,928
Total		10,457,785
Gas Utilities 0.4%
AGL Resources, Inc.	8,376	511,271
Multi-Utilities 1.1%
CMS Energy Corp.	40,850	1,442,822
TOTAL UTILITIES		12,411,878
Total Common Stocks (Cost: $120,302,950)		$123,006,443

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	3,378,133	$3,378,133
Total Money Market Funds (Cost: $3,378,133)		$3,378,133
Total Investments
(Cost: $123,681,083)		$126,384,576(d)
Other Assets & Liabilities, Net		127,496
Net Assets		$126,512,072

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,751,405	64,981,734	(68,355,006)	3,378,133	7,013	3,378,133

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	15,187,071	—	—	15,187,071
Consumer Staples	6,509,570	—	—	6,509,570
Energy	10,080,821	—	—	10,080,821
Financials	40,265,365	—	—	40,265,365
Health Care	9,169,152	—	—	9,169,152
Industrials	9,713,399	—	—	9,713,399
Information Technology	9,903,985	—	—	9,903,985
Materials	8,547,599	—	—	8,547,599
Telecommunication Services	1,217,603	—	—	1,217,603
Utilities	12,411,878	—	—	12,411,878
Total Common Stocks	123,006,443	—	—	123,006,443
Money Market Funds	—	3,378,133	—	3,378,133
Total Investments	123,006,443	3,378,133	—	126,384,576

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	6,751,405	6,751,405	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select International Equity Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.3%
AUSTRALIA 3.5%
Ansell Ltd.	392,117	$5,192,271
CSL Ltd.	96,317	6,061,541
Total		11,253,812
BELGIUM 1.5%
Anheuser-Busch InBev SA/NV	45,638	4,840,529
CANADA 1.4%
Methanex Corp.	138,100	4,576,082
DENMARK 2.5%
Novo Nordisk A/S, Class B	155,087	8,319,493
FRANCE 6.8%
Airbus Group SE	145,281	8,589,247
L’Oreal SA	44,110	7,642,181
Schneider Electric SE	104,171	5,821,196
Total		22,052,624
GERMANY 9.5%
Allianz SE, Registered Shares	35,616	5,581,572
Bayer AG, Registered Shares	47,748	6,106,319
Brenntag AG	112,932	6,077,950
Continental AG	39,542	8,399,419
Linde AG	30,479	4,936,594
Total		31,101,854
HONG KONG 4.7%
AIA Group Ltd.	1,567,000	8,149,576
HKT Trust & HKT Ltd.	3,816,000	4,534,856
Hong Kong Exchanges and Clearing Ltd.	107,700	2,470,746
Total		15,155,178
INDONESIA 1.0%
PT Bank Rakyat Indonesia Persero Tbk	5,583,300	3,305,849
IRELAND 2.3%
Bank of Ireland (a)	19,503,626	7,584,084
JAPAN 32.0%
Capcom Co., Ltd.	319,300	6,296,122
Dentsu, Inc.	128,700	6,604,900
Ebara Corp.	1,221,000	4,510,573
Hitachi High-Technologies Corp.	172,500	3,735,197

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Japan Exchange Group, Inc.	475,800	$6,955,364
Mazda Motor Corp.	405,000	6,399,526
Mitsubishi Estate Co., Ltd.	378,000	7,721,603
Mitsubishi UFJ Financial Group, Inc.	1,223,700	7,393,889
Nomura Holdings, Inc.	898,100	5,212,901
OSG Corp.	358,500	6,787,656
Rakuten, Inc.	257,200	3,287,645
Recruit Holdings Co., Ltd.	83,071	2,490,826
SCSK Corp.	151,000	5,668,613
Sekisui Chemical Co., Ltd.	552,000	5,810,083
Shimano, Inc.	57,900	8,134,709
Tadano Ltd.	343,000	3,806,938
Taiheiyo Cement Corp.	2,328,000	6,975,545
Yaskawa Electric Corp.	614,100	6,266,854
Total		104,058,944
NETHERLANDS 3.5%
ASML Holding NV	86,671	7,569,494
ING Groep NV-CVA	273,878	3,871,294
Total		11,440,788
SPAIN 2.2%
Industria de Diseno Textil SA	212,420	7,104,126
SWITZERLAND 6.7%
Roche Holding AG, Genusschein Shares	31,940	8,422,512
Syngenta AG, Registered Shares	10,280	3,292,005
UBS AG	548,361	10,133,369
Total		21,847,886
UNITED KINGDOM 20.7%
3i Group PLC	881,841	6,220,463
AstraZeneca PLC	82,058	5,210,763
Berendsen PLC	400,367	6,074,719
BT Group PLC	932,355	5,918,120
Diageo PLC	219,681	5,883,767
GKN PLC	1,493,940	6,056,685
Hays PLC	3,116,054	7,226,269
Legal & General Group PLC	1,423,552	5,127,430
Rio Tinto PLC	70,078	2,342,831
Unilever PLC	220,305	8,951,532
Wolseley PLC	145,090	8,467,724
Total		67,480,303
Total Common Stocks (Cost: $325,709,404)		$320,121,552

Issuer	Shares	Value

Preferred Stocks 0.5%
GERMANY 0.5%
Volkswagen AG	15,018	$1,640,353
Total Preferred Stocks (Cost: $3,939,457)		$1,640,353

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	2,194,847	$2,194,847
Total Money Market Funds (Cost: $2,194,847)		$2,194,847
Total Investments
(Cost: $331,843,708) (d)		$323,956,752(e)
Other Assets & Liabilities, Net		1,484,875
Net Assets		$325,441,627

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,800,872	80,213,676	(79,819,701)	2,194,847	4,013	2,194,847

(d)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $331,844,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$22,340,000
Unrealized Depreciation	(30,227,000)
Net Unrealized Depreciation	$(7,887,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	11,253,812	—	11,253,812
Belgium	—	4,840,529	—	4,840,529
Canada	4,576,082	—	—	4,576,082
Denmark	—	8,319,493	—	8,319,493
France	—	22,052,624	—	22,052,624
Germany	—	31,101,854	—	31,101,854
Hong Kong	—	15,155,178	—	15,155,178
Indonesia	—	3,305,849	—	3,305,849
Ireland	—	7,584,084	—	7,584,084
Japan	—	104,058,944	—	104,058,944
Netherlands	—	11,440,788	—	11,440,788
Spain	—	7,104,126	—	7,104,126
Switzerland	—	21,847,886	—	21,847,886
United Kingdom	—	67,480,303	—	67,480,303
Total Common Stocks	4,576,082	315,545,470	—	320,121,552
Preferred Stocks
Germany	—	1,640,353	—	1,640,353
Money Market Funds	—	2,194,847	—	2,194,847
Total Investments	4,576,082	319,380,670	—	323,956,752

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,800,872	1,800,872	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Large-Cap Value Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
CONSUMER DISCRETIONARY 6.3%
Multiline Retail 2.4%
Nordstrom, Inc.	275,000	$19,720,250
Specialty Retail 3.9%
Lowe’s Companies, Inc.	450,000	31,014,000
TOTAL CONSUMER DISCRETIONARY		50,734,250
CONSUMER STAPLES 11.9%
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	85,000	12,288,450
Food Products 4.8%
Tyson Foods, Inc., Class A	900,000	38,790,000
Tobacco 5.6%
Altria Group, Inc.	500,000	27,200,000
Philip Morris International, Inc.	230,000	18,245,900
Total		45,445,900
TOTAL CONSUMER STAPLES		96,524,350
ENERGY 11.9%
Oil, Gas & Consumable Fuels 11.9%
Anadarko Petroleum Corp.	265,000	16,003,350
Chevron Corp.	105,000	8,282,400
ConocoPhillips	205,000	9,831,800
Marathon Oil Corp.	450,000	6,930,000
Marathon Petroleum Corp.	480,000	22,238,400
Valero Energy Corp.	326,000	19,592,600
Williams Companies, Inc. (The)	365,000	13,450,250
Total		96,328,800
TOTAL ENERGY		96,328,800
FINANCIALS 25.5%
Banks 13.7%
Bank of America Corp.	1,725,000	26,875,500
Citigroup, Inc.	550,000	27,285,500
JPMorgan Chase & Co.	500,000	30,485,000
Wells Fargo & Co.	500,000	25,675,000
Total		110,321,000
Capital Markets 3.4%
Morgan Stanley	860,000	27,090,000

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 8.4%
MetLife, Inc.	450,000	$21,217,500
Prudential Financial, Inc.	300,000	22,863,000
Unum Group	750,000	24,060,000
Total		68,140,500
TOTAL FINANCIALS		205,551,500
HEALTH CARE 11.5%
Biotechnology 1.0%
Baxalta, Inc.	250,000	7,877,500
Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	195,000	6,405,750
Health Care Providers & Services 6.5%
Express Scripts Holding Co. (a)	240,000	19,430,400
Humana, Inc.	185,000	33,115,000
Total		52,545,400
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	435,000	25,752,000
TOTAL HEALTH CARE		92,580,650
INDUSTRIALS 10.1%
Aerospace & Defense 6.5%
General Dynamics Corp.	113,000	15,588,350
Honeywell International, Inc.	230,000	21,778,700
United Technologies Corp.	170,000	15,128,300
Total		52,495,350
Road & Rail 3.6%
CSX Corp.	575,000	15,467,500
Union Pacific Corp.	150,000	13,261,500
Total		28,729,000
TOTAL INDUSTRIALS		81,224,350
INFORMATION TECHNOLOGY 10.2%
Communications Equipment 2.7%
Juniper Networks, Inc.	850,000	21,853,500
Electronic Equipment, Instruments & Components 2.5%
Corning, Inc.	1,150,000	19,688,000

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 2.3%
Teradata Corp. (a)	640,000	$18,534,400
Semiconductors & Semiconductor Equipment 2.7%
Applied Materials, Inc.	1,500,000	22,035,000
TOTAL INFORMATION TECHNOLOGY		82,110,900
MATERIALS 4.0%
Chemicals 3.0%
EI du Pont de Nemours & Co.	350,000	16,870,000
FMC Corp.	221,000	7,494,110
Total		24,364,110
Metals & Mining 1.0%
Freeport-McMoRan, Inc.	800,000	7,752,000
TOTAL MATERIALS		32,116,110
TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 4.0%
Verizon Communications, Inc.	740,000	32,197,400
TOTAL TELECOMMUNICATION SERVICES		32,197,400

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 2.8%
Independent Power and Renewable Electricity Producers 2.8%
AES Corp. (The)	2,320,000	$22,712,800
TOTAL UTILITIES		22,712,800
Total Common Stocks (Cost: $648,326,067)		$792,081,110

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	5,423,260	$5,423,260
Total Money Market Funds (Cost: $5,423,260)		$5,423,260
Total Investments
(Cost: $653,749,327)		$797,504,370(d)
Other Assets & Liabilities, Net		9,021,378
Net Assets		$806,525,748

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,067,031	43,811,630	(91,455,401)	5,423,260	26,141	5,423,260

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	50,734,250	—	—	50,734,250
Consumer Staples	96,524,350	—	—	96,524,350
Energy	96,328,800	—	—	96,328,800
Financials	205,551,500	—	—	205,551,500
Health Care	92,580,650	—	—	92,580,650
Industrials	81,224,350	—	—	81,224,350
Information Technology	82,110,900	—	—	82,110,900
Materials	32,116,110	—	—	32,116,110
Telecommunication Services	32,197,400	—	—	32,197,400
Utilities	22,712,800	—	—	22,712,800
Total Common Stocks	792,081,110	—	—	792,081,110
Money Market Funds	—	5,423,260	—	5,423,260
Total Investments	792,081,110	5,423,260	—	797,504,370

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	53,067,031	53,067,031	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.8%
CONSUMER DISCRETIONARY 17.2%
Auto Components 4.1%
American Axle & Manufacturing Holdings, Inc. (a)	160,000	$3,190,400
Motorcar Parts of America, Inc. (a)	102,500	3,212,350
Total		6,402,750
Diversified Consumer Services 1.9%
Sotheby’s	90,000	2,878,200
Hotels, Restaurants & Leisure 2.0%
Texas Roadhouse, Inc.	82,500	3,069,000
Household Durables 4.6%
Beazer Homes USA, Inc. (a)	191,500	2,552,695
Lennar Corp., Class A	64,500	3,104,385
William Lyon Homes, Inc. Class A (a)	70,500	1,452,300
Total		7,109,380
Specialty Retail 1.0%
Vitamin Shoppe, Inc. (a)	45,000	1,468,800
Textiles, Apparel & Luxury Goods 3.6%
Hanesbrands, Inc.	190,000	5,498,600
TOTAL CONSUMER DISCRETIONARY		26,426,730
CONSUMER STAPLES 5.8%
Food Products 4.0%
Dean Foods Co.	200,000	3,304,000
WhiteWave Foods Co. (The), Class A (a)	73,500	2,951,025
Total		6,255,025
Personal Products 1.8%
Herbalife Ltd. (a)	50,000	2,725,000
TOTAL CONSUMER STAPLES		8,980,025
ENERGY 3.5%
Energy Equipment & Services 3.5%
Exterran Holdings, Inc.	70,000	1,260,000
Superior Energy Services, Inc.	118,700	1,499,181
Tetra Technologies, Inc. (a)	450,000	2,659,500
Total		5,418,681
TOTAL ENERGY		5,418,681

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 16.4%
Banks 2.0%
Opus Bank	80,000	$3,059,200
Insurance 10.7%
Endurance Specialty Holdings Ltd.	89,000	5,431,670
Hanover Insurance Group, Inc. (The)	61,500	4,778,550
Lincoln National Corp.	70,000	3,322,200
State National Companies, Inc.	309,962	2,898,145
Total		16,430,565
Real Estate Investment Trusts (REITs) 3.7%
Gaming and Leisure Properties, Inc.	105,000	3,118,500
Ladder Capital Corp., Class A	183,244	2,624,054
Total		5,742,554
TOTAL FINANCIALS		25,232,319
HEALTH CARE 14.7%
Biotechnology 2.0%
Ligand Pharmaceuticals, Inc. (a)	36,000	3,083,400
Health Care Equipment & Supplies 4.4%
Analogic Corp.	37,500	3,076,500
Sirona Dental Systems, Inc. (a)	40,000	3,733,600
Total		6,810,100
Health Care Providers & Services 5.7%
PharMerica Corp. (a)	175,000	4,982,250
WellCare Health Plans, Inc. (a)	45,000	3,878,100
Total		8,860,350
Pharmaceuticals 2.6%
Impax Laboratories, Inc. (a)	112,000	3,943,520
TOTAL HEALTH CARE		22,697,370
INDUSTRIALS 13.4%
Aerospace & Defense 2.5%
Cubic Corp.	92,500	3,879,450
Airlines 3.2%
United Continental Holdings, Inc. (a)	93,000	4,933,650
Commercial Services & Supplies 2.5%
Waste Connections, Inc.	80,000	3,886,400

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 1.2%
EnerSys	35,000	$1,875,300
Machinery 1.0%
Mueller Industries, Inc.	50,000	1,479,000
Road & Rail 3.0%
Swift Transportation Co. (a)	310,000	4,656,200
TOTAL INDUSTRIALS		20,710,000
INFORMATION TECHNOLOGY 13.8%
Communications Equipment 6.0%
Calix, Inc. (a)	525,000	4,089,750
Extreme Networks, Inc. (a)	1,050,000	3,528,000
Lumentum Holdings, Inc. (a)	38,000	644,100
Viavi Solutions, Inc. (a)	190,000	1,020,300
Total		9,282,150
Electronic Equipment, Instruments & Components 2.0%
Belden, Inc.	65,000	3,034,850
IT Services 3.2%
CACI International, Inc., Class A (a)	43,000	3,180,710
EPAM Systems, Inc. (a)	24,000	1,788,480
Total		4,969,190
Software 2.6%
Allot Communications Ltd. (a)	165,000	810,150
BroadSoft, Inc. (a)	107,650	3,225,194
Total		4,035,344
TOTAL INFORMATION TECHNOLOGY		21,321,534
MATERIALS 5.3%
Chemicals 4.5%
Ferro Corp. (a)	250,000	2,737,500
Minerals Technologies, Inc.	87,500	4,214,000
Total		6,951,500
Containers & Packaging 0.8%
Owens-Illinois, Inc. (a)	60,000	1,243,200
TOTAL MATERIALS		8,194,700

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 4.7%
Diversified Telecommunication Services 0.9%
Globalstar, Inc. (a)	900,000	$1,413,000
Wireless Telecommunication Services 3.8%
Telephone & Data Systems, Inc.	235,000	5,865,600
TOTAL TELECOMMUNICATION SERVICES		7,278,600
Total Common Stocks (Cost: $108,535,718)		$146,259,959

Limited Partnerships 2.2%
ENERGY 2.2%
Oil, Gas & Consumable Fuels 2.2%
Sunoco LP	100,000	3,385,000
TOTAL ENERGY		3,385,000
Total Limited Partnerships (Cost: $3,638,116)		$3,385,000

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	4,642,904	4,642,904
Total Money Market Funds (Cost: $4,642,904)		$4,642,904
Total Investments
(Cost: $116,816,738)		$154,287,863(d)
Other Assets & Liabilities, Net		(11,337)
Net Assets		$154,276,526

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,473,334	36,693,680	(35,524,110)	4,642,904	4,106	4,642,904

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	26,426,730	—	—	26,426,730
Consumer Staples	8,980,025	—	—	8,980,025
Energy	5,418,681	—	—	5,418,681
Financials	25,232,319	—	—	25,232,319
Health Care	22,697,370	—	—	22,697,370
Industrials	20,710,000	—	—	20,710,000
Information Technology	21,321,534	—	—	21,321,534
Materials	8,194,700	—	—	8,194,700
Telecommunication Services	7,278,600	—	—	7,278,600
Total Common Stocks	146,259,959	—	—	146,259,959
Limited Partnerships
Energy	3,385,000	—	—	3,385,000
Money Market Funds	—	4,642,904	—	4,642,904
Total Investments	149,644,959	4,642,904	—	154,287,863

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	3,473,334	3,473,334	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Seligman Global Technology Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
IRELAND 2.7%
King Digital Entertainment PLC	214,738	$2,907,552
ISRAEL 3.1%
Check Point Software Technologies Ltd. (a)	41,331	3,278,788
JAPAN 0.3%
Mabuchi Motor Co., Ltd.	5,700	247,492
NETHERLANDS 1.6%
AVG Technologies NV (a)	79,357	1,726,015
SINGAPORE 4.5%
Avago Technologies Ltd.	38,459	4,807,760
UNITED STATES 86.2%
Activision Blizzard, Inc.	4,627	142,928
Advanced Energy Industries, Inc. (a)	107,810	2,835,403
Altera Corp.	23,800	1,191,904
Apple, Inc.	52,700	5,812,810
Applied Materials, Inc.	17,500	257,075
Arista Networks, Inc. (a)	17,687	1,082,267
Arris Group, Inc. (a)	15,400	399,938
AT&T, Inc.	1	33
Atmel Corp.	66,300	535,041
Broadcom Corp., Class A	110,923	5,704,770
Cavium, Inc. (a)	19,700	1,208,989
Cisco Systems, Inc.	61,000	1,601,250
Computer Sciences Corp.	21,400	1,313,532
Cypress Semiconductor Corp.	128,267	1,092,835
Electronics for Imaging, Inc. (a)	30,542	1,321,858
EMC Corp.	4,600	111,136
Euronet Worldwide, Inc. (a)	5,100	377,859
F5 Networks, Inc. (a)	13,100	1,516,980
Facebook, Inc., Class A (a)	8,500	764,150
Fidelity National Information Services, Inc.	11,200	751,296
Freescale Semiconductor Holdings I Ltd. (a)	14,551	532,276
Google, Inc., Class A (a)	3,800	2,425,806
Google, Inc., Class C (a)	3,909	2,378,314
Imperva, Inc. (a)	1,500	98,220

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Lam Research Corp.	124,300	$8,120,519
Lattice Semiconductor Corp. (a)	245,875	946,619
LifeLock, Inc. (a)	103,400	905,784
Marvell Technology Group Ltd.	77,363	700,135
Mattson Technology, Inc. (a)	298,205	694,818
Maxim Integrated Products, Inc.	119,600	3,994,640
Micron Technology, Inc. (a)	35,000	524,300
Microsemi Corp. (a)	98,076	3,218,854
Nuance Communications, Inc. (a)	65,453	1,071,466
Palo Alto Networks, Inc. (a)	1,000	172,000
Q2 Holdings, Inc. (a)	12,053	297,950
QLogic Corp. (a)	30,200	309,550
Qorvo, Inc. (a)	64,391	2,900,814
Red Hat, Inc. (a)	8,010	575,759
Rovi Corp. (a)	119,900	1,257,751
Sabre Corp.	29,274	795,667
Salesforce.com, inc. (a)	14,205	986,253
Skyworks Solutions, Inc.	26,580	2,238,302
SolarWinds, Inc. (a)	45,100	1,769,724
Synaptics, Inc. (a)	88,698	7,314,037
Synopsys, Inc. (a)	172,341	7,958,707
Teradyne, Inc.	238,848	4,301,652
Travelport Worldwide Ltd.	80,205	1,060,310
Vantiv, Inc., Class A (a)	9,700	435,724
Veeva Systems Inc., Class A (a)	13,900	325,399
Verint Systems, Inc. (a)	25,901	1,117,628
Visa, Inc., Class A	35,100	2,445,066
VMware, Inc., Class A (a)	21,196	1,670,033
Xactly Corp. (a)	52,224	407,347
Total		91,973,478
Total Common Stocks (Cost: $95,508,305)		$104,941,085

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	1,715,459	$1,715,459
Total Money Market Funds (Cost: $1,715,459)		$1,715,459
Total Investments
(Cost: $97,223,764) (d)		$106,656,544(e)
Other Assets & Liabilities, Net		51,257
Net Assets		$106,707,801

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,265,609	35,130,679	(35,680,829)	1,715,459	1,960	1,715,459

(d)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $97,224,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,691,000
Unrealized Depreciation	(6,258,000)
Net Unrealized Appreciation	$9,433,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Ireland	2,907,552	—	—	2,907,552
Israel	3,278,788	—	—	3,278,788
Japan	—	247,492	—	247,492
Netherlands	1,726,015	—	—	1,726,015
Singapore	4,807,760	—	—	4,807,760
United States	91,973,478	—	—	91,973,478
Total Common Stocks	104,693,593	247,492	—	104,941,085
Money Market Funds	—	1,715,459	—	1,715,459
Total Investments	104,693,593	1,962,951	—	106,656,544

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	2,265,609	2,265,609	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – U.S. Equities Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
CONSUMER DISCRETIONARY 14.4%
Auto Components 1.9%
Cooper Tire & Rubber Co.	217,415	$8,590,067
Dana Holding Corp.	251,055	3,986,753
Dorman Products, Inc. (a)	44,748	2,277,226
Drew Industries, Inc.	106,780	5,831,256
Gentex Corp.	100,691	1,560,710
Motorcar Parts of America, Inc. (a)	71,000	2,225,140
Tenneco, Inc. (a)	31,600	1,414,732
Total		25,885,884
Distributors 0.3%
Pool Corp.	51,397	3,716,003
Diversified Consumer Services 0.6%
Capella Education Co.	75,305	3,729,104
Houghton Mifflin Harcourt Co. (a)	121,800	2,473,758
Nord Anglia Education, Inc.	125,000	2,541,250
Total		8,744,112
Hotels, Restaurants & Leisure 3.4%
Bloomin’ Brands, Inc.	94,500	1,718,010
Choice Hotels International, Inc.	17,523	834,971
Cracker Barrel Old Country Store, Inc.	56,300	8,291,864
Dave & Buster’s Entertainment, Inc.	56,000	2,118,480
Denny’s Corp. (a)	453,620	5,003,429
Fiesta Restaurant Group, Inc. (a)	60,679	2,753,006
Jack in the Box, Inc.	99,635	7,675,880
Marriott Vacations Worldwide Corp.	94,985	6,472,278
Papa John’s International, Inc.	45,474	3,114,060
Penn National Gaming, Inc.	116,400	1,953,192
Red Robin Gourmet Burgers, Inc. (a)	32,500	2,461,550
Ruth’s Hospitality Group, Inc.	115,000	1,867,600
Vail Resorts, Inc.	19,958	2,089,203
Total		46,353,523
Household Durables 1.5%
Cavco Industries, Inc. (a)	47,907	3,261,988
D.R. Horton, Inc.	114,000	3,347,040
Helen of Troy Ltd.	124,885	11,152,230
KB Home	150,800	2,043,340
Total		19,804,598
Internet & Catalog Retail 0.8%
1-800-Flowers.com, Inc., Class A	569,055	5,178,401
Blue Nile, Inc. (a)	52,028	1,745,019
Gaiam, Inc., Class A (a)	47,573	292,574
Overstock.com, Inc.	29,415	504,761
PetMed Express, Inc.	192,350	3,096,835
Total		10,817,590

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Leisure Products 0.8%
Arctic Cat, Inc.	64,881	$1,439,061
Performance Sports Group Ltd. (a)	89,400	1,199,748
Sturm Ruger & Co., Inc.	131,690	7,728,886
Total		10,367,695
Media 1.1%
AMC Entertainment Holdings, Inc., Class A	51,000	1,284,690
Eros International PLC (a)	136,140	3,701,647
Gray Television, Inc. (a)	240,800	3,072,608
Media General, Inc. (a)	114,193	1,597,560
Nexstar Broadcasting Group, Inc., Class A	87,035	4,121,107
Sinclair Broadcast Group, Inc., Class A	62,500	1,582,500
Total		15,360,112
Multiline Retail 0.3%
JCPenney Co., Inc. (a)	376,000	3,493,040
Specialty Retail 2.6%
American Eagle Outfitters, Inc.	153,700	2,402,331
Best Buy Co., Inc.	103,000	3,823,360
Build-A-Bear Workshop, Inc.	12,250	231,402
Cato Corp. (The), Class A	229,194	7,799,472
Children’s Place, Inc. (The)	109,475	6,313,423
Guess?, Inc.	70,400	1,503,744
Mattress Firm Holding Corp. (a)	11,456	478,403
Outerwall, Inc.	108,530	6,178,613
Party City Holdco, Inc. (a)	128,700	2,055,339
Select Comfort Corp. (a)	92,760	2,029,589
TravelCenters of America LLC	155,800	1,609,414
Total		34,425,090
Textiles, Apparel & Luxury Goods 1.1%
Fossil Group, Inc. (a)	20,684	1,155,822
Movado Group, Inc.	62,700	1,619,541
Oxford Industries, Inc.	18,800	1,388,944
Perry Ellis International, Inc.	42,525	933,849
Vera Bradley, Inc.	223,255	2,815,245
Wolverine World Wide, Inc.	312,700	6,766,828
Total		14,680,229
TOTAL CONSUMER DISCRETIONARY		193,647,876
CONSUMER STAPLES 3.4%
Food & Staples Retailing 1.3%
Casey’s General Stores, Inc.	21,196	2,181,492

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Chefs’ Warehouse Holdings, Inc. (The) (a)	31,926	$452,072
Fresh Market, Inc. (The) (a)	123,612	2,792,395
Ingles Markets, Inc., Class A	82,985	3,969,173
Rite Aid Corp.	375,000	2,276,250
SUPERVALU, Inc.	727,775	5,225,425
Total		16,896,807
Food Products 1.4%
Cal-Maine Foods, Inc.	145,445	7,942,752
Dean Foods Co.	110,700	1,828,764
Sanderson Farms, Inc.	97,190	6,664,318
TreeHouse Foods, Inc. (a)	36,600	2,847,114
Total		19,282,948
Household Products 0.1%
HRG Group, Inc. (a)	59,556	698,592
Personal Products 0.6%
Nu Skin Enterprises, Inc., Class A	51,500	2,125,920
Usana Health Sciences, Inc.	45,710	6,126,511
Total		8,252,431
TOTAL CONSUMER STAPLES		45,130,778
ENERGY 3.1%
Energy Equipment & Services 0.6%
Core Laboratories NV	9,789	976,942
Hornbeck Offshore Services, Inc. (a)	32,745	443,040
Oil States International, Inc.	127,780	3,338,892
Pioneer Energy Services Corp.	226,950	476,595
ShawCor Ltd.	60,399	1,266,365
Weatherford International PLC (a)	152,000	1,288,960
Total		7,790,794
Oil, Gas & Consumable Fuels 2.5%
Aegean Marine Petroleum Network, Inc.	185,000	1,246,900
Alon USA Energy, Inc.	87,700	1,584,739
Carrizo Oil & Gas, Inc. (a)	95,973	2,931,015
Clayton Williams Energy, Inc. (a)	16,372	635,397
Delek U.S. Holdings, Inc.	86,400	2,393,280
Matador Resources Co. (a)	128,000	2,654,720
Pacific Ethanol, Inc.	568,790	3,691,447
Parsley Energy, Inc., Class A (a)	117,000	1,763,190
PDC Energy, Inc. (a)	153,073	8,114,400
REX American Resources Corp.	135,535	6,860,782
SM Energy Co.	24,968	799,975

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Westmoreland Coal Co.	85,337	$1,202,398
Total		33,878,243
TOTAL ENERGY		41,669,037
FINANCIALS 25.5%
Banks 6.8%
Associated Banc-Corp.	216,528	3,891,008
Banco Latinoamericano de Comercio Exterior SA, Class E	199,840	4,626,296
BBCN Bancorp, Inc.	51,700	776,534
Berkshire Hills Bancorp, Inc.	55,580	1,530,673
Central Pacific Financial Corp.	289,295	6,066,516
Comerica, Inc.	79,300	3,259,230
Customers Bancorp, Inc.	312,710	8,036,647
East West Bancorp, Inc.	96,000	3,688,320
First BanCorp	668,700	2,380,572
First Busey Corp.	90,895	1,806,084
First NBC Bank Holding Co. (a)	171,575	6,011,988
Guaranty Bancorp	41,295	680,129
Hancock Holding Co.	48,492	1,311,709
Hilltop Holdings, Inc. (a)	75,630	1,498,230
Huntington Bancshares, Inc.	389,500	4,128,700
International Bancshares Corp.	201,765	5,050,178
Lakeland Financial Corp.	103,557	4,675,598
LegacyTexas Financial Group, Inc.	107,272	3,269,650
MB Financial, Inc.	130,161	4,248,455
Prosperity Bancshares, Inc.	34,000	1,669,740
Sandy Spring Bancorp, Inc.	40,054	1,048,614
SVB Financial Group (a)	37,335	4,313,686
Texas Capital Bancshares, Inc. (a)	56,000	2,935,520
Umpqua Holdings Corp.	226,600	3,693,580
Wilshire Bancorp, Inc.	130,000	1,366,300
Wintrust Financial Corp.	109,700	5,861,271
Zions Bancorporation	146,500	4,034,610
Total		91,859,838
Capital Markets 1.5%
Affiliated Managers Group, Inc. (a)	6,000	1,025,940
Arlington Asset Investment Corp., Class A	348,765	4,900,149
Cowen Group, Inc., Class A	717,200	3,270,432
E*TRADE Financial Corp. (a)	112,000	2,948,960
Piper Jaffray Companies	44,125	1,596,001
SEI Investments Co.	84,318	4,066,657
Virtu Financial, Inc. Class A	107,700	2,468,484
Total		20,276,623

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 0.7%
Cash America International, Inc.	147,650	$4,129,771
Nelnet, Inc., Class A	158,015	5,468,899
Total		9,598,670
Diversified Financial Services 0.1%
Leucadia National Corp.	59,964	1,214,871
Insurance 3.5%
Allied World Assurance Co. Holdings AG	33,155	1,265,526
American Equity Investment Life Holding Co.	394,150	9,187,637
Amtrust Financial Services, Inc.	38,000	2,393,240
Assured Guaranty Ltd.	83,000	2,075,000
CNO Financial Group, Inc.	169,500	3,188,295
Employers Holdings, Inc.	96,245	2,145,301
FNF Group	86,200	3,057,514
Hartford Financial Services Group, Inc. (The)	56,000	2,563,680
HCI Group, Inc.	57,300	2,221,521
Heritage Insurance Holdings, Inc. (a)	339,765	6,703,563
Maiden Holdings Ltd.	449,600	6,240,448
Patriot National, Inc. (a)	122,188	1,934,236
XL Group PLC	92,000	3,341,440
Total		46,317,401
Real Estate Investment Trusts (REITs) 9.3%
AG Mortgage Investment Trust, Inc.	286,860	4,366,009
Alexandria Real Estate Equities, Inc.	34,500	2,921,115
American Assets Trust, Inc.	119,500	4,882,770
Apollo Residential Mortgage, Inc.	162,710	2,059,909
Coresite Realty Corp.	157,680	8,111,059
CubeSmart	250,300	6,810,663
CyrusOne, Inc.	248,485	8,115,520
CYS Investments, Inc.	580,140	4,211,816
DiamondRock Hospitality Co.	254,600	2,813,330
DuPont Fabros Technology, Inc.	259,410	6,713,531
Education Realty Trust, Inc.	56,198	1,851,724
Extra Space Storage, Inc.	135,114	10,425,396
First Industrial Realty Trust, Inc.	107,000	2,241,650
Highwoods Properties, Inc.	82,000	3,177,500
Kilroy Realty Corp.	51,000	3,323,160
LaSalle Hotel Properties	243,335	6,908,281
Mack-Cali Realty Corp.	95,000	1,793,600
PS Business Parks, Inc.	10,949	869,132
QTS Realty Trust Inc., Class A	85,000	3,713,650
RLJ Lodging Trust	64,000	1,617,280

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Ryman Hospitality Properties, Inc.	148,615	$7,316,316
Sovran Self Storage, Inc.	25,100	2,366,930
STORE Capital Corp.	284,100	5,869,506
Strategic Hotels & Resorts, Inc.	319,185	4,401,561
Summit Hotel Properties, Inc.	547,505	6,389,383
Sun Communities, Inc.	17,000	1,151,920
Sunstone Hotel Investors, Inc.	540,755	7,154,189
Tanger Factory Outlet Centers, Inc.	95,000	3,132,150
Total		124,709,050
Thrifts & Mortgage Finance 3.6%
Banc of California, Inc.	241,975	2,969,033
EverBank Financial Corp.	204,000	3,937,200
Flagstar Bancorp, Inc.	140,800	2,894,848
HomeStreet, Inc. (a)	193,550	4,471,005
MGIC Investment Corp. (a)	1,053,500	9,755,410
Radian Group, Inc.	662,735	10,544,114
TrustCo Bank Corp.	171,089	999,160
Walker & Dunlop, Inc.	291,680	7,607,014
Washington Federal, Inc.	245,160	5,577,390
Total		48,755,174
TOTAL FINANCIALS		342,731,627
HEALTH CARE 12.9%
Biotechnology 4.5%
Acorda Therapeutics, Inc. (a)	53,610	1,421,201
Agios Pharmaceuticals, Inc. (a)	9,460	667,781
Alder Biopharmaceuticals, Inc.	75,640	2,477,966
AMAG Pharmaceuticals, Inc. (a)	105,465	4,190,125
Anacor Pharmaceuticals, Inc. (a)	51,485	6,060,299
Arena Pharmaceuticals, Inc. (a)	607,000	1,159,370
ARIAD Pharmaceuticals, Inc. (a)	238,210	1,391,146
Arrowhead Research Corp. (a)	410,510	2,364,538
Celldex Therapeutics, Inc. (a)	86,846	915,357
Cepheid (a)	110,514	4,995,233
Clovis Oncology, Inc. (a)	30,945	2,845,702
Curis, Inc. (a)	921,700	1,861,834
Dyax Corp. (a)	84,415	1,611,482
Dynavax Technologies Corp. (a)	83,405	2,046,759
Insmed, Inc. (a)	80,630	1,497,299
Insys Therapeutics, Inc. (a)	95,900	2,729,314
Intercept Pharmaceuticals, Inc. (a)	3,094	513,171
Merrimack Pharmaceuticals, Inc. (a)	129,075	1,098,428
Neurocrine Biosciences, Inc. (a)	65,370	2,601,072
Novavax, Inc. (a)	255,955	1,809,602
Portola Pharmaceuticals, Inc.	36,610	1,560,318

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
REGENXBIO, Inc.	34,267	$754,902
Sarepta Therapeutics, Inc. (a)	63,731	2,046,402
Seattle Genetics, Inc. (a)	36,025	1,389,124
Spark Therapeutics, Inc. (a)	42,675	1,780,828
TESARO, Inc. (a)	54,105	2,169,611
Ultragenyx Pharmaceutical, Inc. (a)	55,734	5,367,742
vTv Therapeutics, Inc., Class A (a)	166,769	1,087,334
Total		60,413,940
Health Care Equipment & Supplies 3.3%
Abaxis, Inc.	19,237	846,236
Analogic Corp.	55,435	4,547,887
Cyberonics, Inc.	102,900	6,254,262
Globus Medical, Inc., Class A	120,792	2,495,563
Greatbatch, Inc. (a)	137,165	7,738,849
Merit Medical Systems, Inc.	319,565	7,640,799
Natus Medical, Inc. (a)	67,885	2,678,063
Orthofix International NV (a)	159,115	5,370,131
Sirona Dental Systems, Inc. (a)	15,554	1,451,810
Teleflex, Inc.	28,000	3,477,880
Wright Medical Group, Inc. (a)	63,034	1,324,975
Total		43,826,455
Health Care Providers & Services 2.6%
Envision Healthcare Holdings, Inc. (a)	28,651	1,054,070
HealthSouth Corp.	35,610	1,366,356
Kindred Healthcare, Inc.	103,000	1,622,250
LHC Group, Inc. (a)	43,225	1,935,183
LifePoint Health, Inc. (a)	33,500	2,375,150
Magellan Health, Inc. (a)	113,330	6,281,882
Molina Healthcare, Inc. (a)	108,875	7,496,044
Owens & Minor, Inc.	23,400	747,396
PharMerica Corp. (a)	94,000	2,676,180
Triple-S Management Corp., Class B	255,890	4,557,401
VCA, Inc.	63,000	3,316,950
WellCare Health Plans, Inc. (a)	20,300	1,749,454
Total		35,178,316
Health Care Technology 0.2%
Medidata Solutions, Inc. (a)	45,434	1,913,226
Quality Systems, Inc.	23,100	288,288
Total		2,201,514
Life Sciences Tools & Services 1.6%
Affymetrix, Inc.	592,055	5,056,150
Bio-Techne Corp.	28,037	2,592,301
INC Research Holdings, Inc. Class A (a)	172,180	6,887,200

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc. (a)	19,389	$5,520,824
VWR Corp. (a)	82,222	2,112,283
Total		22,168,758
Pharmaceuticals 0.7%
Akorn, Inc. (a)	89,521	2,551,796
Catalent, Inc. (a)	78,000	1,895,400
Lannett Co., Inc.	59,145	2,455,701
Pernix Therapeutics Holdings, Inc. (a)	368,090	1,163,164
Sucampo Pharmaceuticals, Inc., Class A	44,200	878,254
Total		8,944,315
TOTAL HEALTH CARE		172,733,298
INDUSTRIALS 14.3%
Aerospace & Defense 2.1%
Aerojet Rocketdyne Holdings, Inc.	56,500	914,170
Astronics Corp.	43,315	1,751,225
Cubic Corp.	149,110	6,253,673
Curtiss-Wright Corp.	20,910	1,305,202
HEICO Corp., Class A	178,597	8,110,090
Moog, Inc., Class A (a)	175,454	9,486,798
Total		27,821,158
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc. (a)	490,215	4,191,338
Airlines 0.4%
Alaska Air Group, Inc.	37,000	2,939,650
JetBlue Airways Corp.	100,600	2,592,462
Total		5,532,112
Building Products 0.8%
Continental Building Product	310,040	6,368,222
Patrick Industries, Inc.	55,900	2,207,491
PGT, Inc. (a)	133,544	1,639,920
Total		10,215,633
Commercial Services & Supplies 2.0%
ABM Industries, Inc.	66,100	1,805,191
Deluxe Corp.	181,785	10,132,696
Interface, Inc.	34,100	765,204
Knoll, Inc.	94,142	2,069,241
McGrath Rentcorp	29,660	791,625
Quad/Graphics, Inc.	394,185	4,769,639
Steelcase, Inc., Class A	186,900	3,440,829

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
West Corp.	147,450	$3,302,880
Total		27,077,305
Construction & Engineering 0.8%
Argan, Inc.	118,785	4,119,464
EMCOR Group, Inc.	137,145	6,068,666
Total		10,188,130
Electrical Equipment 1.1%
AMETEK, Inc.	168,215	8,801,009
Generac Holdings, Inc. (a)	73,266	2,204,574
General Cable Corp.	196,025	2,332,698
Thermon Group Holdings, Inc. (a)	57,779	1,187,358
Total		14,525,639
Machinery 3.4%
Donaldson Co., Inc.	237,401	6,666,220
Douglas Dynamics, Inc.	28,650	568,989
ESCO Technologies, Inc.	68,355	2,453,945
Global Brass & Copper Holdings, Inc.	60,300	1,236,753
Kadant, Inc.	139,665	5,448,332
Meritor, Inc.	209,800	2,230,174
Middleby Corp. (The) (a)	19,646	2,066,563
Mueller Industries, Inc.	39,800	1,177,284
Nordson Corp.	126,779	7,979,470
Oshkosh Corp.	74,931	2,722,243
Toro Co. (The)	54,649	3,854,940
Trinity Industries, Inc.	90,000	2,040,300
Wabash National Corp. (a)	719,630	7,620,882
Total		46,066,095
Marine 0.5%
Matson, Inc.	194,855	7,499,969
Professional Services 1.1%
GP Strategies Corp.	14,300	326,326
Insperity, Inc.	17,100	751,203
Navigant Consulting, Inc. (a)	90,130	1,433,968
On Assignment, Inc. (a)	82,900	3,059,010
RPX Corp. (a)	402,665	5,524,564
Towers Watson & Co.	18,300	2,148,054
TrueBlue, Inc. (a)	94,000	2,112,180
Total		15,355,305
Road & Rail 1.1%
ArcBest Corp.	223,080	5,748,772
Avis Budget Group, Inc. (a)	75,858	3,313,478
Heartland Express, Inc.	130,329	2,598,760

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Hertz Global Holdings, Inc. (a)	124,432	$2,081,747
Swift Transportation Co. (a)	70,000	1,051,400
Total		14,794,157
Trading Companies & Distributors 0.7%
Beacon Roofing Supply, Inc.	74,000	2,404,260
CAI International, Inc. (a)	2,939	29,625
Neff Corp. Class A	155,300	868,127
Rush Enterprises, Inc., Class A (a)	102,500	2,480,500
Rush Enterprises, Inc., Class B (a)	90,191	2,102,352
WESCO International, Inc. (a)	22,155	1,029,543
Total		8,914,407
TOTAL INDUSTRIALS		192,181,248
INFORMATION TECHNOLOGY 16.3%
Communications Equipment 1.1%
ADTRAN, Inc.	276,350	4,034,710
CalAmp Corp. (a)	36,000	579,240
Infinera Corp. (a)	109,286	2,137,634
NETGEAR, Inc.	28,000	816,760
Plantronics, Inc.	26,600	1,352,610
Polycom, Inc. (a)	603,660	6,326,357
Total		15,247,311
Electronic Equipment, Instruments & Components 3.1%
CDW Corp.	37,000	1,511,820
Checkpoint Systems, Inc.	542,830	3,935,517
Coherent, Inc.	47,235	2,583,755
Insight Enterprises, Inc.	92,875	2,400,819
IPG Photonics Corp. (a)	60,165	4,570,735
Knowles Corp. (a)	23,445	432,091
Littelfuse, Inc.	62,700	5,715,105
Rogers Corp. (a)	27,832	1,480,106
Sanmina Corp. (a)	470,294	10,050,183
Tech Data Corp. (a)	104,500	7,158,250
Vishay Intertechnology, Inc.	158,900	1,539,741
Total		41,378,122
Internet Software & Services 3.6%
Amber Road, Inc. (a)	206,445	871,198
Bankrate, Inc. (a)	176,823	1,830,118
Constant Contact, Inc. (a)	237,115	5,747,667
Coupons.com, Inc. (a)	122,571	1,103,139
Cvent, Inc. (a)	64,749	2,179,451
Demandware, Inc. (a)	48,503	2,506,635
DHI Group, Inc.	180,225	1,317,445
EarthLink Holdings Corp.	697,650	5,427,717

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Endurance International Group Holdings, Inc.	74,700	$997,992
Gogo, Inc. (a)	98,671	1,507,693
HomeAway, Inc. (a)	60,579	1,607,767
LogMeIn, Inc. (a)	114,415	7,798,526
RetailMeNot, Inc. (a)	479,633	3,952,176
SPS Commerce, Inc. (a)	84,757	5,754,153
Textura Corp. (a)	118,574	3,063,952
Web.com Group, Inc.	144,375	3,043,425
Total		48,709,054
IT Services 3.1%
Blackhawk Network Holdings, Inc. (a)	73,471	3,114,436
Convergys Corp.	324,560	7,500,582
CoreLogic, Inc. (a)	47,000	1,749,810
CSG Systems International, Inc.	52,400	1,613,920
Euronet Worldwide, Inc. (a)	77,300	5,727,157
EVERTEC, Inc.	80,600	1,456,442
ExlService Holdings, Inc. (a)	136,301	5,033,596
Global Payments, Inc.	12,000	1,376,760
Hackett Group, Inc. (The)	81,452	1,119,965
NeuStar, Inc., Class A (a)	243,935	6,637,471
Science Applications International Corp.	17,690	711,315
Virtusa Corp. (a)	56,893	2,919,180
WNS Holdings Ltd., ADR (a)	71,629	2,002,030
Total		40,962,664
Semiconductors & Semiconductor Equipment 2.3%
Amkor Technology, Inc.	1,208,470	5,426,030
Atmel Corp.	71,861	579,918
Cypress Semiconductor Corp.	210,000	1,789,200
Diodes, Inc. (a)	273,125	5,836,681
Fairchild Semiconductor International, Inc. (a)	146,800	2,061,072
Integrated Device Technology, Inc. (a)	143,000	2,902,900
Kulicke & Soffa Industries, Inc.	200,200	1,837,836
Microsemi Corp. (a)	147,360	4,836,355
Monolithic Power Systems, Inc.	33,973	1,739,418
Rubicon Technology, Inc. (a)	57,430	59,153
Xcerra Corp. (a)	559,150	3,511,462
Total		30,580,025
Software 2.9%
ANSYS, Inc. (a)	56,619	4,990,399
Aspen Technology, Inc. (a)	201,405	7,635,264
AVG Technologies NV (a)	330,630	7,191,202
Fair Isaac Corp.	51,645	4,364,002

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Gigamon, Inc.	35,800	$716,358
Mentor Graphics Corp.	130,700	3,219,141
NetSuite, Inc. (a)	27,291	2,289,715
Progress Software Corp.	277,890	7,177,899
Take-Two Interactive Software, Inc.	62,000	1,781,260
Total		39,365,240
Technology Hardware, Storage & Peripherals 0.2%
Super Micro Computer, Inc.	82,000	2,235,320
TOTAL INFORMATION TECHNOLOGY		218,477,736
MATERIALS 2.7%
Chemicals 1.2%
Chemtura Corp.	267,245	7,648,552
Innospec, Inc.	136,625	6,354,429
Orion Engineered Carbons SA	135,000	1,950,750
Total		15,953,731
Construction Materials 0.2%
US Concrete, Inc. (a)	52,200	2,494,638
Containers & Packaging 0.3%
Westrock Co.	72,500	3,729,400
Metals & Mining 0.6%
Commercial Metals Co.	55,100	746,605
Materion Corp.	180,655	5,423,263
Steel Dynamics, Inc.	168,000	2,886,240
Total		9,056,108
Paper & Forest Products 0.4%
Clearwater Paper Corp. (a)	116,210	5,489,760
TOTAL MATERIALS		36,723,637
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.7%
General Communication, Inc., Class A	290,645	5,016,533
Globalstar, Inc. (a)	478,078	750,582
inContact, Inc. (a)	79,000	593,290
Lumos Networks Corp.	133,639	1,625,050
Vonage Holdings Corp. (a)	203,020	1,193,758
Total		9,179,213

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.3%
Boingo Wireless, Inc. (a)	176,414	$1,460,708
Shenandoah Telecommunications Co.	74,790	3,201,760
Total		4,662,468
TOTAL TELECOMMUNICATION SERVICES		13,841,681
UTILITIES 3.9%
Electric Utilities 0.7%
IDACORP, Inc.	81,825	5,294,896
ITC Holdings Corp.	63,000	2,100,420
Pinnacle West Capital Corp.	28,000	1,795,920
Portland General Electric Co.	24,225	895,598
Total		10,086,834
Gas Utilities 2.7%
AGL Resources, Inc.	48,000	2,929,920
Chesapeake Utilities Corp.	79,480	4,218,798
New Jersey Resources Corp.	274,705	8,249,391
South Jersey Industries, Inc.	150,000	3,787,500
Southwest Gas Corp.	198,295	11,564,565
WGL Holdings, Inc.	84,100	4,850,047
Total		35,600,221
Independent Power and Renewable Electricity Producers —%
TerraForm Power, Inc., Class A	34,000	483,480
Multi-Utilities 0.2%
CMS Energy Corp.	64,000	2,260,480

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Water Utilities 0.3%
SJW Corp.	119,775	$3,683,081
TOTAL UTILITIES		52,114,096
Total Common Stocks (Cost: $1,404,053,213)		$1,309,251,014

Limited Partnerships 0.2%
FINANCIALS 0.2%
Capital Markets 0.2%
Lazard Ltd., Class A	46,500	2,013,450
TOTAL FINANCIALS		2,013,450
Total Limited Partnerships (Cost: $2,685,881)		$2,013,450

	Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	36,175,474	36,175,474
Total Money Market Funds (Cost: $36,175,474)		$36,175,474
Total Investments (Cost: $1,442,914,568)		$1,347,439,938(d)
Other Assets & Liabilities, Net		(4,835,672)
Net Assets		$1,342,604,266

At September 30, 2015, cash totaling $145,800 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini	27	USD	2,958,930	12/2015	—	(111,323)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,931,954	1,301,646,533	(1,270,403,013)	36,175,474	35,016	36,175,474

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	193,647,876	—	—	193,647,876
Consumer Staples	45,130,778	—	—	45,130,778
Energy	41,669,037	—	—	41,669,037
Financials	342,731,627	—	—	342,731,627
Health Care	172,733,298	—	—	172,733,298
Industrials	192,181,248	—	—	192,181,248
Information Technology	218,477,736	—	—	218,477,736
Materials	36,723,637	—	—	36,723,637
Telecommunication Services	13,841,681	—	—	13,841,681
Utilities	52,114,096	—	—	52,114,096
Total Common Stocks	1,309,251,014	—	—	1,309,251,014
Limited Partnerships
Financials	2,013,450	—	—	2,013,450
Money Market Funds	—	36,175,474	—	36,175,474
Total Investments	1,311,264,464	36,175,474	—	1,347,439,938
Derivatives
Liabilities
Futures Contracts	(111,323)	—	—	(111,323)
Total	1,311,153,141	36,175,474	—	1,347,328,615

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	4,931,954	4,931,954	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio – U.S. Government Mortgage Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 99.3%
Federal Home Loan Mortgage Corp.
06/01/16	7.000%	$64	$65
04/01/17	6.500%	49,532	50,801
08/01/17-09/01/19	5.500%	172,190	180,916
03/01/18-09/01/37	6.000%	116,180	128,898
06/01/21-06/01/45	3.500%	131,921,509	138,140,007
10/01/23-10/01/40	5.000%	21,180,175	23,165,068
07/01/39-08/01/41	4.500%	17,015,888	18,681,062
03/01/42-07/01/42	4.000%	22,049,704	23,601,457
11/01/42	3.000%	20,521,590	20,851,866
Federal Home Loan Mortgage Corp. (a)
01/01/37	2.157%	249,496	264,452
09/01/37	2.614%	279,438	296,765
CMO Series 4119 Class SP
10/15/42	2.453%	2,713,682	2,655,146
Federal Home Loan Mortgage Corp. (a)(b)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.793%	38,509,698	8,938,487
CMO IO STRIPS Series 309 Class S4
08/15/43	5.763%	8,875,178	2,156,276
CMO IO STRIPS Series 326 Class S1
03/15/44	5.793%	4,478,674	1,085,682
CMO IO STRIPS Series 337 Class S1
09/15/44	5.843%	16,182,766	4,214,776
CMO IO Series 264 Class S1
07/15/42	5.743%	19,972,235	4,504,746
CMO IO Series 272 Class S1
08/15/42	5.793%	16,977,742	3,821,436
CMO IO Series 311 Class S1
08/15/43	5.743%	31,897,469	7,253,158
CMO IO Series 318 Class S1
11/15/43	5.743%	23,969,211	5,825,535
CMO IO Series 326 Class S2
03/15/44	5.743%	8,061,612	1,960,133
CMO IO Series 336 Class 30
08/15/44	5.843%	13,830,414	3,318,126
CMO IO Series 3453 Class W
12/15/32	7.202%	969,078	205,006
CMO IO Series 3630 Class AI
03/15/17	1.931%	827,871	16,980
CMO IO Series 4068 Class GI
09/15/36	1.915%	14,133,527	1,145,202
CMO IO Series 4083 Class CS
12/15/38	6.443%	11,245,460	1,714,175
CMO IO Series 4094 Class SY
08/15/42	5.873%	12,121,871	2,101,889
CMO IO Series 4174 Class SB
05/15/39	5.993%	19,351,814	3,248,355
CMO IO Series 4175 Class ES
06/15/38	5.943%	9,893,625	1,241,427
CMO IO Series 4183 Class AS
04/15/39	5.943%	9,129,315	1,480,872

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 4223 Class DS
12/15/38	5.893%	$6,173,472	$1,028,834
CMO IO Series 4286 Class NS
12/15/43	5.693%	8,228,324	1,933,912
Federal Home Loan Mortgage Corp. (b)
CMO IO Series 266 Class IO
07/15/42	4.000%	11,330,392	3,041,338
CMO IO Series 267 Class IO
08/15/42	4.000%	9,902,374	2,483,510
CMO IO Series 329 Class C5
06/15/43	3.500%	11,786,770	2,152,871
CMO IO Series 4120 Class AI
11/15/39	3.500%	7,573,631	664,193
CMO IO Series 4121 Class IA
01/15/41	3.500%	7,325,141	1,252,439
CMO IO Series 4122 Class JI
12/15/40	4.000%	11,141,919	1,323,707
CMO IO Series 4139 Class CI
05/15/42	3.500%	4,516,065	608,052
CMO IO Series 4147 Class CI
01/15/41	3.500%	16,270,204	2,184,695
CMO IO Series 4148 Class BI
02/15/41	4.000%	5,957,807	705,770
CMO IO Series 4177 Class IY
03/15/43	4.000%	20,087,462	4,090,426
CMO IO Series 4182 Class DI
05/15/39	3.500%	25,908,206	3,971,935
CMO IO Series 4213 Class DI
06/15/38	3.500%	19,998,892	2,333,329
Federal Home Loan Mortgage Corp. (c)
10/14/45	3.500%	18,000,000	18,728,438
Federal National Mortgage Association
06/01/16-12/01/37	5.000%	28,968,186	32,198,570
11/01/16-11/01/37	5.500%	14,593,337	16,273,350
06/01/17	7.000%	16,069	16,598
08/01/22-04/01/33	6.000%	36,751	42,175
03/01/27-03/01/28	2.500%	36,707,540	37,770,755
03/01/27-12/01/44	3.500%	134,644,062	141,474,376
05/01/27-05/01/43	3.000%	90,607,812	92,973,879
07/01/39-11/01/41	4.500%	82,206,283	90,265,241
01/01/42-09/01/45	4.000%	181,616,375	195,666,716
CMO Series 1988-4 Class Z
03/25/18	9.250%	2,960	3,117
Federal National Mortgage Association (a)
02/01/33	1.810%	64,290	67,064
07/01/33	1.787%	3,951	3,991
12/01/33	2.277%	8,132	8,621
06/01/34	2.411%	268,834	286,054
07/01/36	2.657%	110,468	116,408
CMO Series 2003-W11 Class A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/25/33	3.471%	$2,663	$2,790
Federal National Mortgage Association (a)(b)
CMO IO Series 2003-117 Class KS
08/25/33	6.906%	2,064,822	141,147
CMO IO Series 2006-5 Class N1
08/25/34	1.951%	10,499,711	237,013
CMO IO Series 2006-5 Class N2
02/25/35	1.938%	11,906,188	513,471
CMO IO Series 2012-80 Class DS
06/25/39	6.456%	5,490,059	836,169
CMO IO Series 2012-87 Class BS
03/25/39	5.856%	20,838,801	2,750,303
CMO IO Series 2012-97 Class SB
09/25/42	5.806%	8,435,350	1,716,421
CMO IO Series 2012-99 Class QS
09/25/42	6.406%	11,465,497	3,110,595
CMO IO Series 2012-99 Class SL
09/25/42	6.426%	18,476,061	3,331,034
CMO IO Series 2013-124 Class SB
12/25/43	5.756%	11,918,871	2,755,400
CMO IO Series 2013-13 Class SA
03/25/43	5.956%	14,844,894	3,235,931
CMO IO Series 2013-54 Class BS
06/25/43	5.956%	8,695,749	2,244,062
Federal National Mortgage Association (b)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	10,706,772	2,083,429
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	23,989,657	3,038,597
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	15,117,216	1,608,735
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	11,511,522	1,643,753
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	4,877,808	605,146
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	19,371,331	2,631,764
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	4,067,261	559,313
CMO IO Series 2012-40 Class IP
09/25/40	4.000%	20,294,587	2,289,325
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	9,899,215	1,012,773
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	4,410,209	626,770
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	14,009,943	1,443,219
CMO IO Series 2013-10 Class AI
11/25/41	3.500%	17,993,646	2,258,440
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	11,347,499	1,723,931
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	25,966,255	2,703,220
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	12,902,737	1,592,149
Federal National Mortgage Association (c)
10/19/30-10/14/45	3.000%	98,500,000	101,120,502

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/19/30-10/14/45	3.500%	$130,250,000	$136,666,543
10/14/45	4.000%	29,000,000	30,933,720
10/14/45	4.500%	59,000,000	63,956,920
10/14/45	5.000%	25,000,000	27,545,410
Federal National Mortgage Association (d)
05/01/39	4.500%	7,984,343	8,802,806
Government National Mortgage Association
05/15/16-11/20/41	6.000%	11,669,773	13,225,757
03/15/18	7.000%	107,956	112,633
07/15/40-07/20/41	4.500%	28,821,249	31,300,530
08/20/40	5.000%	11,276,615	12,538,510
Government National Mortgage Association (b)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	6,797,608	1,241,266
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	9,605,760	1,212,648
Government National Mortgage Association (c)
10/21/45	3.000%	45,000,000	45,920,219
10/21/45	3.500%	56,500,000	59,199,186
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,517,481,274)			$1,516,390,678

Residential Mortgage-Backed Securities - Non-Agency 14.5%
ASG Resecuritization Trust (a)(e)
CMO Series 2013-2 Class 1A60
12/28/35	2.640%	2,520,422	2,490,498
CMO Series 2013-2 Class 2A70
11/28/35	2.718%	2,292,789	2,239,605
American Mortgage Trust Series 2093-3 Class 3A (a)(f)(g)
07/27/23	8.188%	855	518
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (e)
05/25/47	4.000%	5,509,941	5,482,116
BCAP LLC Trust (a)(e)
07/26/36	2.739%	2,676,494	2,669,056
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	2,334,671	2,375,766
CMO Series 2010-RR13 Class 1A1
06/27/37	5.559%	7,772,974	7,644,117
CMO Series 2012-RR11 Class 3A2
04/26/36	4.000%	7,930,868	8,090,080
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	6,162,774	6,221,684
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	6,268,645	6,318,625
CMO Series 2012-RR12 Class 3A2
06/26/37	4.000%	9,668,648	9,663,967
CMO Series 2013-RR3 Class 6A5
03/26/36	2.498%	7,496,795	7,345,704
CMO Series 2013-RR5 Class 4A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
09/26/36	3.000%	$2,423,862	$2,406,470
CMO Series 2014-RR3 Class 3A1
07/26/36	0.338%	2,380,901	2,272,107
Series 2012-RR10 Class 2A1
09/26/36	2.750%	3,773,214	3,803,402
Series 2013-RR1 Class 10A1
10/26/36	3.000%	3,469,266	3,484,347
CIM Trust CMO Series 2015-3AG Class A2 (a)(e)
10/25/57	3.697%	5,000,000	4,912,875
COLT LLC Series 2015-A Class A1 (a)(e)
07/27/20	3.194%	13,170,439	13,022,430
CSMC Trust CMO Series 2015-RPL1 Class A2 (a)(e)
02/25/57	4.334%	7,000,000	6,814,823
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 2015-A Class B3
06/25/58	4.500%	2,973,953	2,807,525
Citigroup Mortgage Loan Trust, Inc. (a)(e)
CMO Series 2010-7 Class 3A4
12/25/35	5.824%	300,000	316,086
CMO Series 2012-7 Class 12A1
03/25/36	2.651%	3,775,771	3,776,269
CMO Series 2013-2 Class 1A1
11/25/37	2.721%	2,951,937	2,956,557
CMO Series 2013-5 Class 3A1
08/25/37	2.726%	5,371,920	5,421,422
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	3,402,380	3,353,598
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	5,352,530	5,442,036
CMO Series 2014-A Class B2
01/25/35	5.432%	3,048,862	3,136,861
CMO Series 2014-C Class A
02/25/54	3.250%	1,354,372	1,297,333
CMO Series 2015-RP2 Class B2
01/25/53	4.250%	3,935,427	3,825,455
Citigroup Mortgage Loan Trust, Inc. (e)
CMO Series 2013-6 Class 3A1
12/25/35	3.000%	6,879,979	6,759,223
Comfed Savings Bank CMO Series 1987-1 Class A (a)(f)
01/25/18	3.682%	1,247	1,188
Credit Suisse Mortgage Capital Certificates (a)(e)
04/27/37	5.797%	2,947,851	3,029,615
CMO Series 2012-6R Class 1A1
11/26/37	2.721%	2,057,453	2,035,719
CMO Series 2013-7R Class 3A1
02/26/35	2.758%	6,094,243	5,937,718
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	934,561	927,082
CMO Series 2014-RPL4 Class A2
08/25/62	4.357%	4,000,000	3,829,734
Series 2014-2R Class 17A1
04/27/37	2.500%	1,567,297	1,564,647

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse Mortgage Capital Certificates (e)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	$7,674,730	$7,681,096
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	6,664,734	6,671,095
Credit Suisse Securities (USA) LLC (a)(e)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	11,560,843	11,390,588
Credit Suisse Securities (USA) LLC (e)
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	5,650,000	5,509,038
Fannie Mae Connecticut Avenue Securities CMO Series 2015-C03 Class 1M2 (a)
07/25/25	5.194%	1,000,000	995,189
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 2015-DNA2 Class M2 (a)
12/25/27	2.794%	1,500,000	1,505,976
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A (a)(e)
11/26/36	0.359%	3,101,817	2,966,258
Jefferies Resecuritization Trust CMO Series 2014-R1 Class 1A1 (e)
12/27/37	4.000%	1,847,692	1,849,213
NRPL Trust (a)(e)
Series 2013-1A Class A
08/25/57	4.000%	8,120,550	8,079,947
Series 2014-1A Class A1
04/25/54	3.250%	4,543,910	4,543,910
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (a)(b)(e)
01/25/54	2.246%	64,313,773	4,119,169
Nomura Resecuritization Trust CMO Series 2012-2R Class 3A1 (a)(e)
05/26/36	2.099%	2,271,054	2,232,226
Pretium Mortgage Credit Partners I Series 2015-NPL1 Class A1 (a)(e)
05/28/30	3.625%	3,350,945	3,343,299
RBSSP Resecuritization Trust (a)(e)
CMO Series 2012-1 Class 5A2
12/27/35	4.717%	4,100,000	3,695,035
CMO Series 2012-6 Class 3A1
04/26/36	0.368%	2,806,313	2,769,382
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $219,173,451)			$221,027,679

Commercial Mortgage-Backed Securities - Agency 4.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K047 Class A2
05/25/25	3.329%	11,000,000	11,653,785

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (a)
Series K001 Class A2
04/25/16	5.651%	$89,721	$90,594
Federal National Mortgage Association
10/01/19	4.420%	535,637	588,909
10/01/19	4.430%	1,316,667	1,448,214
01/01/20	4.570%	137,768	152,810
01/01/20	4.600%	230,276	255,707
07/01/23	2.850%	17,331,361	18,021,348
05/01/24	5.030%	428,132	506,444
Federal National Mortgage Association (a)
Series 2015-M8 Class A2
01/25/25	2.900%	35,000,000	35,527,030
Government National Mortgage Association
Series 2012-1 Class AB
09/16/33	1.999%	531,785	532,337
Series 2012-2 Class A
06/16/31	1.862%	1,992,819	2,003,090
Series 2012-55 Class A
08/16/33	1.704%	2,486,099	2,498,526
Total Commercial Mortgage-Backed Securities - Agency (Cost: $71,125,074)			$73,278,794

Commercial Mortgage-Backed Securities - Non-Agency 4.5%
American Homes 4 Rent (a)(e)
Series 2014-SFR1 Class E
06/17/31	2.750%	9,500,000	9,075,071
American Homes 4 Rent (e)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,500,000	1,421,762
BHMS Mortgage Trust Series 2014-ATLS Class DFX (a)(e)
07/05/33	4.847%	6,500,000	6,529,660
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (a)(e)
09/15/26	3.707%	7,015,000	7,003,074
Banc of America Merrill Lynch Re-Remic Trust (a)(e)
Series 2014-FRR7 Class A
10/26/44	2.444%	5,000,000	4,915,323
Series 2014-FRR7 Class B
10/26/44	2.444%	2,510,000	2,402,225
Series 2015-FR11 Class A705
09/27/44	1.897%	3,000,000	2,784,060
GS Mortgage Securities Trust Series 2007-GG10 Class AM (a)
08/10/45	5.988%	11,364,064	11,402,520
Invitation Homes Trust Series 2015-SFR3 Class E (a)(e)
08/17/32	3.957%	3,000,000	2,964,551

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A4 (e)
02/15/46	4.717%	$175,000	$194,216
ORES NPL LLC (e)
Series 2013-LV2 Class A
09/25/25	3.081%	1,895,278	1,893,382
Series 2014-LV3 Class A
03/27/24	3.000%	4,566,613	4,566,613
Series 2014-LV3 Class B
03/27/24	6.000%	5,400,000	5,400,000
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (e)
09/15/24	2.750%	2,321,327	2,316,676
VFC LLC (e)
Series 2014-2 Class A
07/20/30	2.750%	2,604,429	2,604,859
Series 2015-3 Class B
12/20/31	4.750%	3,000,000	2,997,780
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $69,129,753)			$68,471,772

Asset-Backed Securities - Agency —%
United States Small Business Administration Series 2001-20H Class 1
08/01/21	6.340%	26,535	28,992
Total Asset-Backed Securities - Agency (Cost: $26,535)			$28,992

Asset-Backed Securities - Non-Agency 5.9%
Access Group, Inc. Series 2007A Class A2 (a)
08/25/26	0.459%	139,107	138,952
Apidos CDO XVII Series 2014-17A Class A2A (a)(e)
04/17/26	2.339%	7,500,000	7,383,577
Apidos CLO XXII Series 2015-22A Class D (a)(c)(e)
10/20/27	6.336%	1,000,000	932,300
Ares CLO Ltd. (a)(c)(e)
Series 2015-4A Class D1
10/15/26	7.126%	2,500,000	2,430,500
Ares CLO Ltd. (a)(e)
Series 2014-1A Class B
04/17/26	3.089%	3,750,000	3,632,614
Carlyle Global Market Strategies CLO (a)(e)
Series 2013-1A Class B
02/14/25	3.409%	3,600,000	3,599,719
Series 2014-3A Class C1
07/27/26	3.995%	1,500,000	1,446,011

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Dryden Senior Loan Fund Series 2014-33A Class C (a)(e)
07/15/26	3.139%	$11,550,000	$11,311,342
GCAT LLC Series 2014-2 Class A1 (a)(e)
10/25/19	3.721%	5,492,398	5,522,969
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B (a)(e)
04/25/25	2.045%	9,000,000	8,777,439
Madison Park Funding Ltd. (a)(e)
10/21/26	3.311%	6,000,000	5,950,854
Madison Park Funding XVI Ltd. Series 2015-16A Class A2A (a)(e)
04/20/26	2.502%	10,000,000	9,848,920
New York Mortgage Trust Residential LLC (a)(e)
Series 2013-RP1A Class A
07/25/18	4.250%	4,455,293	4,517,992
Series 2013-RP2A Class A
09/25/18	4.600%	2,715,124	2,741,915
Nomad CLO Ltd. Series 2013-1A Class B (a)(e)
01/15/25	3.124%	6,000,000	5,825,580
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (a)(e)
04/20/25	1.937%	5,000,000	4,864,340
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (a)(e)
01/25/55	3.475%	1,563,972	1,562,316
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (a)
07/01/21	0.826%	397,149	396,409
SLM Private Education Loan Trust Series 2012-A Class A1 (a)(e)
08/15/25	1.607%	645,645	648,507
Specialty Underwriting & Residential Finance Trust Series 2005-BC3 Class M1 (a)
06/25/36	0.644%	143,398	143,153
Symphony CLO Ltd. Series 2014-14A Class D2 (a)(e)
07/14/26	3.886%	7,500,000	7,164,127
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (a)(e)
06/25/54	3.125%	806,725	805,328
Total Asset-Backed Securities - Non-Agency (Cost: $90,286,547)			$89,644,864

Issue Description	Effective Yield	Principal Amount	Value

Repurchase Agreements 0.6%
Tri-Party TD Securities (USA) LLC dated 09/30/15 matures 10/01/15 repurchase price $9,000,025 (collateralized by U.S. Treasury Securities total market value $9,180,074)
	0.100%	9,000,000	$9,000,000
Total Repurchase Agreements (Cost: $9,000,000)			$9,000,000

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts 0.2%
OTC 3-Year Interest Rate Swap(h)
	300,000,000	2.25	11/02/15	30
OTC 5-Year Interest Rate Swap (h)
	256,000,000	2.50	10/30/15	51
	200,000,000	2.15	09/09/16	1,695,320
	100,000,000	4.00	08/17/17	200,750
	300,000,000	3.25	08/18/17	1,713,720
Total Options Purchased Puts (Cost: $18,944,900)				$3,609,871

	Shares	Value
Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.169% (i)(j)	23,389,690	23,389,690
Total Money Market Funds (Cost: $23,389,690)		$23,389,690
Total Investments
(Cost: $2,018,557,224) (k)		$2,004,842,340(l)
Other Assets & Liabilities, Net		(477,422,720)
Net Assets		$1,527,419,620

At September 30, 2015, securities and cash totaling $10,442,481 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE (CBT)	906	USD	198,442,312	12/2015	168,720	—
US 5YR NOTE (CBT)	1,562	USD	188,245,414	12/2015	1,164,915	—
Total			386,687,726		1,333,635	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(852)	USD	(109,681,692)	12/2015	—	(303,263)
US LONG BOND(CBT)	(14)	USD	(2,202,813)	12/2015	9,166	—
Total			(111,884,505)		9,166	(303,263)

Credit Default Swap Contracts Outstanding at September 30, 2015

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	CMBX North America 8 BBB-	10/17/2057	3.000	4.541	7,000,000	(733,125)	692,253	3,500	—	(37,372)

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at September 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.569	09/16/2020	USD	175,000,000	(1,648)	—	(1,559,715)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.923	09/14/2022	USD	244,000,000	(2,663)	—	(3,682,821)
Total								—	(5,242,536)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)                                     Variable rate security.

(b)                                     Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(c)                                     Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)                                     This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(e)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $361,752,885 or 23.68% of net assets.

(f)                                       Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at September 30, 2015 was $1,706, which represents less than 0.01% of net assets.  Information concerning such security holdings at September 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	04-27-1995	824
Comfed Savings Bank
CMO Series 1987-1 Class A
01/25/18 3.682%	05-07-2007	1,231

(g)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $518, which represents less than 0.01% of net assets.

(h)                                     Purchased swaption contracts outstanding at September 30, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.150	09/13/2021	200,000,000	2,850,000	1,695,320
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	08/22/2022	300,000,000	7,935,000	1,713,720
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	08/21/2022	100,000,000	2,202,500	200,750
Put - OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/04/2018	300,000,000	2,847,000	30
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.500	11/03/2020	256,000,000	3,110,400	51
Total							18,944,900	3,609,871

(i)                                        The rate shown is the seven-day current annualized yield at September 30, 2015.

(j)                                        As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	74,050,196	868,567,718	(919,228,224)	23,389,690	52,133	23,389,690

(k)                                     At September 30, 2015, the cost of securities for federal income tax purposes was approximately $2,018,557,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$23,187,000
Unrealized Depreciation	(36,902,000)
Net Unrealized Depreciation	$(13,715,000)

(l)                                        Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO         Collateralized Mortgage Obligation

STRIPS     Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD         US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities - Agency	—	1,516,390,678	—	1,516,390,678
Residential Mortgage-Backed Securities - Non-Agency	—	179,476,844	41,550,835	221,027,679
Commercial Mortgage-Backed Securities - Agency	—	73,278,794	—	73,278,794
Commercial Mortgage-Backed Securities - Non-Agency	—	66,578,390	1,893,382	68,471,772
Asset-Backed Securities — Agency	—	28,992	—	28,992
Asset-Backed Securities - Non-Agency	—	88,712,564	932,300	89,644,864
Repurchase Agreements	—	9,000,000	—	9,000,000
Options Purchased Puts	—	3,609,871	—	3,609,871
Money Market Funds	—	23,389,690	—	23,389,690
Total Investments	—	1,960,465,823	44,376,517	2,004,842,340
Derivatives
Assets
Futures Contracts	1,342,801	—	—	1,342,801
Liabilities
Futures Contracts	(303,263)	—	—	(303,263)
Swap Contracts	—	(5,242,536)	(37,372)	(5,279,908)
Total	1,039,538	1,955,223,287	44,339,145	2,000,601,970

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	74,050,196	74,050,196	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non- Agency ($)	Total ($)
Balance as of December 31, 2014	48,955,928	779,164	13,011,278	62,746,370
Increase (decrease) in accrued discounts/premiums	(52,725)	—	—	(52,725)
Realized gain (loss)	(19,440)	—	48,489	29,049
Change in unrealized appreciation (depreciation)(a)	(564,845)	(1,895)	(48,489)	(615,229)
Sales	(13,261,656)	(3,323,024)	(1,939,562)	(18,524,242)
Purchases	18,975,000	—	932,300	19,907,300
Transfers into Level 3	—	4,439,137	—	4,439,137
Transfers out of Level 3	(12,481,427)	—	(11,071,716)	(23,553,143)
Balance as of September 30, 2015	41,550,835	1,893,382	932,300	44,376,517

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2015 was $(566,740), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(564,845) and Commercial Mortgage-Backed Securities - Non-Agency of $(1,895).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential and commercial and asset backed securities classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Aggressive Portfolio

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 80.9%
Global Real Estate 0.8%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1 (a)	2,846,916	$24,312,666
International 23.2%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1 (a)	5,606,540	73,389,606
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 (a)	4,871,741	51,543,026
Variable Portfolio — DFA International Value Fund, Class 1 (a)	16,472,182	143,472,703
Variable Portfolio — Invesco International Growth Fund, Class 1 (a)	14,468,235	156,401,623
Variable Portfolio — Pyramis® International Equity Fund, Class 1 (a)	17,463,250	177,775,880
Variable Portfolio — Pyrford International Equity Fund, Class 1 (a)	8,936,739	83,022,304
Total		685,605,142
U.S. Large Cap 49.9%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	12,322,566	190,383,646
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 (a)(b)	8,553,931	101,021,921
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	6,135,213	209,456,169
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 (a)(b)	8,913,757	143,600,629
Variable Portfolio — Holland Large Cap Growth Fund, Class 1 (a)(b)	4,906,162	91,745,227
Variable Portfolio — Loomis Sayles Growth Fund, Class 1 (a)(b)	10,799,489	203,354,380
Variable Portfolio — MFS Value Fund, Class 1 (a)(b)	6,408,920	112,989,265
Variable Portfolio — NFJ Dividend Value Fund, Class 1 (a)(b)	10,926,832	180,948,342
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	7,172,352	137,063,638
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	7,173,458	104,373,820
Total		1,474,937,037
U.S. Mid Cap 1.5%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 (a)(b)	1,347,102	24,099,650
Variable Portfolio — Victory Established Value Fund, Class 1 (a)(b)	1,085,310	19,980,552
Total		44,080,202

	Shares	Value

Equity Funds (continued)
U.S. Small Cap 5.5%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1 (a)(b)	4,722,433	$81,886,994
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 (a)(b)	2,316,326	39,377,540
Variable Portfolio — Partners Small Cap Value Fund, Class 1 (a)(b)	1,984,678	41,043,143
Total		162,307,677
Total Equity Funds (Cost: $2,069,096,072)		$2,391,242,724

Fixed-Income Funds 17.5%
Emerging Markets 0.1%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (a)	445,638	3,841,397
Floating Rate 0.2%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 (a)	538,844	4,262,260
High Yield 0.1%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	506,300	4,075,712
Investment Grade 17.0%
Columbia Variable Portfolio — Core Bond Fund, Class 1 (a)	6,377,167	62,942,632
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 (a)	12,707,295	129,106,113
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (a)	3,288,936	34,435,161
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	11,850,263	128,219,848
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	7,888,485	85,905,605
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 (a)	5,996,461	62,663,017
Total		503,272,376
Multisector 0.1%
Columbia Variable Portfolio — Strategic Income Fund, Class 1 (a)	511,034	2,284,324
Total Fixed-Income Funds (Cost: $522,633,607)		$517,736,069

	Shares	Value

Alternative Investment Funds 1.1%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1 (a)(b)	999,864	$6,219,153
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1 (a)(b)	984,697	9,443,245
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1 (a)	1,742,023	16,514,379
Total Alternative Investment Funds (Cost: $36,587,024)		$32,176,777

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.169% (a)(c)	15,268,612	$15,268,612
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010% (a)(c)	993	993
Total Money Market Funds (Cost: $15,269,605)		$15,269,605
Total Investments
(Cost: $2,643,586,308)		$2,956,425,175(d)
Other Assets & Liabilities, Net		(64,048)
Net Assets		$2,956,361,127

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	23,843,694	(8,575,082)	—	15,268,612	—	4,075	15,268,612
Columbia Variable Portfolio – Cash Management Fund, Class 1	993	—	—	—	993	—	—	993
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	10,658,140	—	(734,906)	(269,973)	9,653,261	—	—	6,219,153
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	155,710,957	4,061,563	(17,562,742)	7,398,475	149,608,253	—	—	190,383,646
Columbia Variable Portfolio – Core Bond Fund, Class 1	13,792,426	56,573,062	(6,938,464)	221,180	63,648,204	—	1,330,803	62,942,632
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1	9,131,253	1,419,730	(744,784)	(7,321)	9,798,878	—	—	9,443,245
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	101,543,313	—	(178,838,529)	77,295,216	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	6,232,355	81,619	(1,411,584)	(291,351)	4,611,039	—	81,619	3,841,397
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	70,400,631	12,017,615	—	—	82,418,246	2,118,097	132,015	73,389,606
Columbia Variable Portfolio – Global Bond Fund, Class 1	15,321,971	—	(13,687,820)	(1,634,151)	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	32,298,074	826,340	(31,567,609)	2,929,993	4,486,798	72,264	754,076	4,075,712
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1	76,717,327	62,839,568	(8,436,744)	(788,984)	130,331,167	235,346	2,098,068	129,106,113
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	55,085,884	35,716,656	(6,500,966)	2,119,709	86,421,283	—	—	101,021,921

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	136,855,683	63,678,702	(5,169,997)	1,319,664	196,684,052	—	—	209,456,169
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	46,864,479	—	(46,092,589)	(771,890)	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1	3,910,527	—	(4,870,637)	960,110	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1	20,896,668	—	(35,469,163)	14,572,495	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	46,729,560	85,564,907	(1,952,239)	784,931	131,127,159	—	—	143,600,629
Columbia Variable Portfolio – Strategic Income Fund, Class 1	52,525,776	1,378,848	(50,678,300)	264,422	3,490,746	217,508	920,401	2,284,324
Columbia Variable Portfolio – U.S. Equities Fund, Class 1	19,879,182	63,476,494	(4,262,147)	2,174,600	81,268,129	—	—	81,886,994
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	26,916,186	12,707,698	(5,427,843)	202,581	34,398,622	—	1,192,760	34,435,161
Variable Portfolio – American Century Diversified Bond Fund, Class 1	61,853,255	72,820,903	(5,394,623)	(185,101)	129,094,434	—	3,511,850	128,219,848
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	41,746,819	2,730,249	(30,096,811)	2,754,628	17,134,885	—	2,730,248	16,514,379
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	23,460,734	—	(24,519,363)	1,058,629	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	54,534,984	5,413,154	(6,683,305)	1,733,401	54,998,234	4,614,345	798,809	51,543,026
Variable Portfolio – DFA International Value Fund, Class 1	158,897,208	9,206,039	(3,540,956)	397,317	164,959,608	3,228,971	2,994,408	143,472,703
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	19,727,662	1,347,917	(15,143,270)	(993,962)	4,938,347	—	1,347,917	4,262,260
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	6,934,024	—	(5,114,105)	(1,819,919)	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	69,607,861	—	(30,781,122)	15,346,186	54,172,925	—	—	91,745,227
Variable Portfolio – Invesco International Growth Fund, Class 1	179,393,520	13,243,393	(42,352,663)	11,674,822	161,959,072	9,452,546	1,889,241	156,401,623
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	45,236,779	47,659,410	(7,599,339)	252,699	85,549,549	220,914	1,686,545	85,905,605
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	27,379,600	160,880	(26,642,085)	13,986,436	14,884,831	—	—	24,099,650
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	70,599,100	74,835,000	(5,385,523)	2,801,995	142,850,572	—	—	203,354,380
Variable Portfolio – MFS Value Fund, Class 1	113,034,654	—	(85,910,603)	44,630,235	71,754,286	—	—	112,989,265
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	10,292,513	2,099,861	(10,495,409)	(1,896,965)	—	2,010,691	89,171	—

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	27,254,618	5,146,454	(1,469,810)	8,907	30,940,169	3,450,762	1,695,692	24,312,666
Variable Portfolio – NFJ Dividend Value Fund, Class 1	99,894,104	23,209,960	(3,577,893)	1,755,065	121,281,236	—	—	180,948,342
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	100,484,206	—	(33,380,401)	18,157,725	85,261,530	—	—	137,063,638
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	17,452,992	18,795,763	(2,939,621)	1,439,294	34,748,428	—	—	39,377,540
Variable Portfolio – Partners Small Cap Value Fund, Class 1	42,481,387	506,359	(24,106,685)	10,857,410	29,738,471	—	—	41,043,143
Variable Portfolio – Pyramis® International Equity Fund, Class 1	118,367,953	74,830,816	(3,785,664)	706,363	190,119,468	5,481,483	2,593,075	177,775,880
Variable Portfolio – Pyrford International Equity Fund, Class 1	36,286,554	57,740,308	(545,166)	(199)	93,481,497	—	1,860,313	83,022,304
Variable Portfolio – Sit Dividend Growth Fund, Class 1	105,841,436	481,877	(50,914,345)	23,532,896	78,941,864	—	—	104,373,820
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	60,268,532	5,565,517	(3,859,546)	110,199	62,084,702	—	547,986	62,663,017
Variable Portfolio – Victory Established Value Fund, Class 1	33,850,927	—	(48,753,085)	26,378,916	11,476,758	—	—	19,980,552
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	43,635,886	—	(43,830,499)	194,613	—	—	—	—
Total	2,469,988,693	839,980,356	(945,744,037)	279,361,296	2,643,586,308	31,102,927	28,259,072	2,956,425,175

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	—	2,391,242,724	—	2,391,242,724
Fixed-Income Funds	—	517,736,069	—	517,736,069
Alternative Investment Funds	—	32,176,777	—	32,176,777
Money Market Funds	—	15,269,605	—	15,269,605
Total Investments	—	2,956,425,175	—	2,956,425,175

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	2,905,485,110	2,905,485,110	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – American Century Diversified Bond Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(a) 36.8%
Aerospace & Defense 0.1%
Lockheed Martin Corp.
03/01/45	3.800%		$870,000	$793,407
Oshkosh Corp.
03/01/22	5.375%		4,260,000	4,323,900
Total				5,117,307
Airlines 0.1%
United Airlines, Inc. Pass-Through Trust
09/03/22	4.625%		3,000,000	2,966,250
Apartment REIT 0.1%
Essex Portfolio LP
08/15/22	3.625%		1,590,000	1,617,569
01/15/23	3.375%		637,000	634,872
05/01/23	3.250%		2,205,000	2,151,957
Total				4,404,398
Automotive 1.2%
Daimler Finance North America LLC (b)
09/15/16	2.625%		4,010,000	4,055,213
Ford Motor Co.
01/15/43	4.750%		1,760,000	1,650,968
Ford Motor Credit Co. LLC
05/15/18	5.000%		8,940,000	9,508,468
01/15/20	8.125%		1,600,000	1,917,514
08/02/21	5.875%		5,150,000	5,829,820
General Motors Co.
04/01/35	5.000%		2,950,000	2,732,659
General Motors Financial Co., Inc.
05/15/18	3.250%		5,720,000	5,786,415
Jaguar Land Rover Automotive PLC (b)
12/15/18	4.125%		3,340,000	3,269,526
03/15/20	3.500%		2,000,000	1,908,176
Nemak SAB de CV
02/28/23	5.500%		5,000,000	4,900,000
Schaeffler Finance BV (b)
05/15/21	4.250%		4,080,000	3,916,800
Tenneco, Inc.
12/15/20	6.875%		2,610,000	2,704,612
ZF North America Capital, Inc. (b)
04/29/20	4.000%		6,500,000	6,179,062
Total				54,359,233
Banking 9.2%
ABN AMRO Bank NV
07/06/22	7.125%	EUR	2,900,000	3,985,450
Akbank TAS (b)
01/24/20	4.000%		2,600,000	2,491,076
Ally Financial, Inc.
01/30/17	2.750%		4,500,000	4,465,755

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
05/21/18	3.600%		$3,000,000	$2,966,250
American Express Centurion Bank
09/13/17	6.000%		1,500,000	1,626,078
American Express Credit Corp.
07/29/16	1.300%		1,730,000	1,736,678
09/14/20	2.600%		1,495,000	1,501,814
BB&T Corp.
06/19/18	2.050%		1,460,000	1,474,682
10/30/26	3.800%		1,650,000	1,664,896
BNP Paribas SA (b)
09/28/25	4.375%		1,600,000	1,561,470
BNP Paribas SA (c)
10/14/27	2.625%	EUR	1,500,000	1,629,822
12/31/49	5.945%	GBP	2,400,000	3,621,522
BPCE SA
07/18/23	4.625%	EUR	5,000,000	6,227,827
BPCE SA (b)
07/21/24	5.150%		2,960,000	3,008,494
Bank of America Corp.
07/12/16	3.750%		1,807,000	1,843,003
08/01/16	6.500%		3,450,000	3,603,263
07/01/20	5.625%		2,670,000	3,008,940
01/24/22	5.700%		6,910,000	7,881,739
08/26/24	4.200%		9,620,000	9,613,112
01/22/25	4.000%		1,750,000	1,715,114
01/21/44	5.000%		2,130,000	2,243,063
Bank of America NA
03/15/17	5.300%		4,145,000	4,354,281
10/15/36	6.000%		1,570,000	1,886,159
Bank of Nova Scotia (The)
01/12/17	2.550%		1,180,000	1,200,881
Barclays Bank PLC
10/14/20	5.140%		1,030,000	1,128,176
01/14/21	6.000%	EUR	2,000,000	2,639,110
05/15/24	3.750%		1,890,000	1,910,637
Barclays Bank PLC (c)
01/16/23	6.750%	GBP	3,400,000	5,518,910
Branch Banking & Trust Co.
09/16/25	3.625%		1,493,000	1,488,697
Capital One Bank USA NA
06/05/19	2.300%		1,490,000	1,478,122
02/15/23	3.375%		5,680,000	5,524,726
Capital One Financial Corp.
02/05/25	3.200%		2,340,000	2,233,968
Capital One NA
08/17/18	2.350%		3,500,000	3,509,747
Citigroup, Inc.
01/10/17	4.450%		5,140,000	5,344,783
02/15/17	5.500%		1,840,000	1,937,172
05/01/18	1.750%		13,150,000	13,067,576
04/08/19	2.550%		2,200,000	2,220,071
01/14/22	4.500%		4,200,000	4,542,842
06/10/25	4.400%		8,960,000	9,011,386
05/06/44	5.300%		1,750,000	1,820,891
Commerzbank AG

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
03/22/19	6.375%	EUR	$3,600,000	$4,494,426
Commerzbank AG (b)
09/19/23	8.125%		2,250,000	2,609,122
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
02/08/22	3.875%		3,590,000	3,780,977
11/09/22	3.950%		1,000,000	1,004,317
Corpbanca SA (b)
09/22/19	3.875%		5,450,000	5,499,780
Credit Agricole SA
12/18/23	7.375%	GBP	3,100,000	5,816,284
Credit Suisse Group Funding Ltd. (b)
03/26/20	2.750%		3,420,000	3,410,444
05/15/45	4.875%		1,000,000	979,948
Danske Bank A/S (c)
05/19/26	2.750%	EUR	4,500,000	5,119,542
Deutsche Bank AG
02/17/25	2.750%	EUR	6,000,000	6,191,746
Deutsche Bank AG (c)
05/24/28	4.296%		980,000	933,399
Discover Bank
02/21/18	2.000%		3,874,000	3,851,105
Fifth Third Bancorp
01/16/24	4.300%		2,710,000	2,788,398
Fifth Third Bank
10/01/21	2.875%		2,230,000	2,245,467
Goldman Sachs Group, Inc. (The)
09/01/17	6.250%		5,400,000	5,868,385
01/22/18	2.375%		7,840,000	7,942,398
07/19/18	2.900%		1,400,000	1,436,315
03/15/20	5.375%		7,570,000	8,444,206
09/15/20	2.750%		1,530,000	1,537,794
01/24/22	5.750%		3,100,000	3,557,836
03/03/24	4.000%		2,870,000	2,953,982
01/23/25	3.500%		3,640,000	3,583,118
10/01/37	6.750%		2,250,000	2,684,065
07/08/44	4.800%		2,890,000	2,929,047
05/22/45	5.150%		1,750,000	1,717,726
HBOS PLC (b)
05/21/18	6.750%		2,280,000	2,512,984
HSBC Bank PLC
07/07/23	6.500%	GBP	1,500,000	2,631,803
HSBC Bank USA NA
11/01/34	5.875%		820,000	953,570
HSBC Holdings PLC
06/10/19	6.000%	EUR	3,100,000	4,009,277
ING Bank NV (c)
02/25/26	3.625%	EUR	4,900,000	5,714,976
Intesa Sanpaolo SpA (b)
06/26/24	5.017%		3,390,000	3,345,245
JPMorgan Chase & Co.
07/05/16	3.150%		9,600,000	9,762,528
10/02/17	6.400%		900,000	981,298

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
01/15/18	6.000%		$1,965,000	$2,147,110
05/10/21	4.625%		7,100,000	7,730,217
09/23/22	3.250%		3,280,000	3,282,355
09/10/24	3.875%		3,320,000	3,288,274
01/23/25	3.125%		5,000,000	4,825,540
06/01/45	4.950%		2,400,000	2,369,220
JPMorgan Chase Bank NA
06/13/16	5.875%		4,270,000	4,411,030
KeyCorp
12/13/18	2.300%		3,440,000	3,458,431
Lloyds Bank PLC
04/22/25	7.625%	GBP	3,100,000	5,920,973
Morgan Stanley
04/01/18	6.625%		8,950,000	9,966,129
09/23/19	5.625%		5,390,000	6,013,941
01/27/20	2.650%		840,000	843,971
10/23/24	3.700%		2,710,000	2,722,927
11/24/25	5.000%		12,970,000	13,790,002
Nationwide Building Society
07/22/20	6.750%	EUR	3,000,000	4,088,774
Northern Trust Co. (The)
08/15/18	6.500%		1,520,000	1,721,683
PNC Bank NA
12/07/17	6.000%		4,680,000	5,104,134
07/25/23	3.800%		1,750,000	1,801,249
Rabobank Nederland NV
11/09/20	3.750%	EUR	1,500,000	1,821,498
09/14/22	4.125%	EUR	3,000,000	3,689,041
Regions Bank
05/15/18	7.500%		250,000	280,290
06/26/37	6.450%		2,000,000	2,414,046
Royal Bank of Scotland Group PLC
12/15/22	6.125%		2,310,000	2,499,900
Royal Bank of Scotland PLC (The)
03/16/16	4.375%		1,600,000	1,626,496
04/09/18	6.934%	EUR	1,500,000	1,864,661
Santander Issuances SAU
03/18/25	2.500%	EUR	8,000,000	8,131,719
Standard Chartered PLC
11/23/22	3.625%	EUR	4,500,000	4,838,445
Standard Chartered PLC (b)
01/11/23	3.950%		1,700,000	1,595,249
Standard Chartered PLC (c)
10/21/25	4.000%	EUR	2,000,000	2,171,840
SunTrust Banks, Inc.
04/15/16	3.600%		300,000	303,720
Synchrony Financial
08/15/19	3.000%		1,100,000	1,108,716
U.S. Bancorp
02/01/16	3.442%		1,720,000	1,734,567
03/15/22	3.000%		960,000	982,706
09/11/24	3.600%		630,000	640,142

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
UBS AG
12/20/17	5.875%	$3,476,000	$3,784,773
UBS Group Funding Jersey Ltd. (b)
09/24/25	4.125%	1,720,000	1,710,994
US Bank NA
01/27/25	2.800%	2,390,000	2,320,664
Wells Fargo & Co.
07/22/20	2.600%	5,390,000	5,431,503
04/01/21	4.600%	1,350,000	1,481,491
08/15/23	4.125%	1,300,000	1,351,314
09/29/25	3.550%	4,890,000	4,891,839
06/03/26	4.100%	1,750,000	1,765,458
01/15/44	5.606%	2,861,000	3,200,509
11/04/44	4.650%	740,000	728,820
Total			405,836,052
Brokerage/Asset Managers/Exchanges —%
Jefferies Group LLC
04/13/18	5.125%	1,870,000	1,963,025
Building Materials 0.1%
Masco Corp.
04/01/25	4.450%	2,710,000	2,743,875
Owens Corning
12/15/22	4.200%	2,185,000	2,213,687
Total			4,957,562
Cable and Satellite 1.4%
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	4,500,000	4,218,750
CCO Safari II LLC (b)
07/23/25	4.908%	9,710,000	9,663,421
Comcast Corp.
08/15/35	4.400%	1,650,000	1,660,534
11/15/35	6.500%	178,000	226,559
05/15/38	6.400%	4,910,000	6,141,300
03/01/44	4.750%	2,308,000	2,408,186
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	2,600,000	2,833,857
04/01/24	4.450%	2,800,000	2,872,315
DISH DBS Corp.
02/01/16	7.125%	2,510,000	2,528,825
07/15/17	4.625%	2,040,000	2,036,226
NBCUniversal Media LLC
04/30/20	5.150%	4,020,000	4,537,571
04/01/21	4.375%	5,420,000	5,938,006
01/15/23	2.875%	1,510,000	1,495,897
Sirius XM Radio, Inc. (b)
07/15/24	6.000%	1,900,000	1,909,500
04/15/25	5.375%	4,000,000	3,820,000
Time Warner Cable, Inc.
07/01/18	6.750%	1,570,000	1,747,013
09/01/41	5.500%	730,000	653,797

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite (continued)
09/15/42	4.500%	$960,000	$758,998
Virgin Media Secured Finance PLC (b)
04/15/21	5.375%	1,800,000	1,811,250
01/15/26	5.250%	4,500,000	4,140,000
Total			61,402,005
Chemicals 0.5%
Ashland, Inc.
08/15/22	4.750%	4,110,000	3,847,987
Dow Chemical Co. (The)
11/15/20	4.250%	836,000	896,223
Eastman Chemical Co.
01/15/20	2.700%	1,870,000	1,868,298
08/15/22	3.600%	2,920,000	2,937,634
Ecolab, Inc.
12/08/21	4.350%	3,800,000	4,112,071
LyondellBasell Industries NV
04/15/19	5.000%	3,380,000	3,644,323
02/26/55	4.625%	1,800,000	1,526,557
Mosaic Co. (The)
11/15/43	5.625%	1,610,000	1,696,220
Total			20,529,313
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
06/01/22	2.850%	2,890,000	2,879,215
Deere & Co.
10/16/29	5.375%	850,000	1,011,961
John Deere Capital Corp.
10/15/21	3.150%	3,250,000	3,343,502
United Rentals North America, Inc.
07/15/23	4.625%	2,360,000	2,286,250
11/15/24	5.750%	2,000,000	1,915,000
Total			11,435,928
Consumer Cyclical Services 0.1%
Alibaba Group Holding Ltd. (b)
11/28/21	3.125%	1,150,000	1,104,382
Amazon.com, Inc.
12/05/24	3.800%	1,750,000	1,791,342
Total			2,895,724
Consumer Products 0.1%
Jarden Corp.
05/01/17	7.500%	3,000,000	3,202,500
Spectrum Brands, Inc. (b)
07/15/25	5.750%	2,810,000	2,866,200
Total			6,068,700
Diversified Manufacturing 0.3%
General Electric Co.
12/06/17	5.250%	1,520,000	1,646,795

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing (continued)
10/09/22	2.700%	$3,900,000	$3,909,844
10/09/42	4.125%	2,160,000	2,130,913
Terex Corp.
04/01/20	6.500%	3,000,000	3,045,000
United Technologies Corp.
04/15/40	5.700%	1,420,000	1,684,609
06/01/42	4.500%	1,840,000	1,873,659
Total			14,290,820
Electric 1.7%
AES Corp. (The)
05/15/23	4.875%	2,000,000	1,755,000
CMS Energy Corp.
06/15/19	8.750%	3,330,000	4,096,356
Calpine Corp.
01/15/23	5.375%	780,000	727,350
01/15/25	5.750%	3,250,000	3,038,750
Calpine Corp. (b)
01/15/24	5.875%	1,500,000	1,545,000
CenterPoint Energy Houston Electric LLC
08/01/42	3.550%	760,000	695,896
Consolidated Edison Co. of New York, Inc.
03/01/43	3.950%	2,290,000	2,170,883
Constellation Energy Group, Inc.
12/01/20	5.150%	2,020,000	2,221,348
Consumers Energy Co.
05/15/22	2.850%	490,000	489,664
08/15/23	3.375%	700,000	720,003
Covanta Holding Corp.
03/01/24	5.875%	3,540,000	3,371,850
DPL, Inc.
10/15/16	6.500%	175,000	175,875
Dominion Resources, Inc.
06/15/18	6.400%	1,880,000	2,100,257
09/15/22	2.750%	2,630,000	2,566,009
10/01/25	3.900%	3,000,000	3,033,759
08/01/41	4.900%	2,550,000	2,605,144
Dominion Resources, Inc. (c)
06/30/66	7.500%	1,970,000	1,770,537
Duke Energy Corp.
09/15/21	3.550%	2,860,000	2,975,833
Duke Energy Florida LLC
09/15/37	6.350%	1,170,000	1,536,883
11/15/42	3.850%	2,830,000	2,700,426
Duke Energy Progress LLC
08/15/25	3.250%	1,570,000	1,596,200
12/01/44	4.150%	1,565,000	1,574,551
Edison International
09/15/17	3.750%	1,730,000	1,802,048
Exelon Generation Co. LLC
06/15/22	4.250%	900,000	921,072
06/15/42	5.600%	760,000	759,918
FirstEnergy Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
03/15/18	2.750%	$930,000	$932,538
03/15/23	4.250%	5,480,000	5,508,649
Florida Power & Light Co.
02/01/42	4.125%	3,380,000	3,414,287
Georgia Power Co.
03/15/42	4.300%	700,000	645,780
IPALCO Enterprises, Inc. (b)
07/15/20	3.450%	2,400,000	2,322,000
Ipalco Enterprises, Inc.
05/01/18	5.000%	2,521,000	2,640,747
MidAmerican Energy Co.
10/15/44	4.400%	2,790,000	2,917,305
NextEra Energy Capital Holdings, Inc. (c)
09/01/67	7.300%	3,060,000	3,029,400
PacifiCorp
01/15/39	6.000%	2,229,000	2,766,450
Potomac Electric Power Co.
03/15/24	3.600%	1,550,000	1,611,837
Progress Energy, Inc.
04/01/22	3.150%	900,000	898,246
Southern Power Co.
09/15/41	5.150%	500,000	497,668
Xcel Energy, Inc.
09/15/41	4.800%	820,000	847,385
Total			74,982,904
Environmental 0.3%
Clean Harbors, Inc.
08/01/20	5.250%	2,830,000	2,858,300
Republic Services, Inc.
06/01/22	3.550%	3,200,000	3,280,160
Waste Management, Inc.
09/01/16	2.600%	2,580,000	2,615,139
06/30/20	4.750%	2,890,000	3,210,530
03/01/45	4.100%	2,222,000	2,080,901
Total			14,045,030
Finance Companies 0.9%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/19	3.750%	6,340,000	6,229,050
CIT Group, Inc.
08/15/17	4.250%	4,710,000	4,768,875
08/15/22	5.000%	2,930,000	2,926,337
General Electric Capital Corp.
04/27/17	2.300%	620,000	632,685
09/15/17	5.625%	2,565,000	2,793,870
02/11/21	5.300%	1,310,000	1,506,905
10/17/21	4.650%	17,930,000	20,167,449

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
International Lease Finance Corp.
05/15/19	6.250%	$1,800,000	$1,917,000
Total			40,942,171
Food and Beverage 0.7%
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	3,580,000	4,206,908
07/15/22	2.500%	2,280,000	2,181,696
Constellation Brands, Inc.
11/15/19	3.875%	5,500,000	5,610,000
JBS Investments GmbH (b)
04/03/24	7.250%	5,500,000	5,293,750
Kraft Foods Group, Inc.
06/04/42	5.000%	1,820,000	1,866,728
Kraft Heinz Co. (The) (b)
02/15/25	4.875%	2,274,000	2,426,813
07/15/25	3.950%	1,135,000	1,161,313
07/15/45	5.200%	1,750,000	1,853,336
Mondelez International, Inc.
02/01/24	4.000%	1,860,000	1,927,453
Pernod Ricard SA (b)
01/15/17	2.950%	1,850,000	1,880,919
Tyson Foods, Inc.
04/01/16	6.600%	1,250,000	1,284,307
06/15/22	4.500%	2,821,000	2,989,617
Total			32,682,840
Foreign Agencies 0.1%
CNOOC Nexen Finance ULC
04/30/24	4.250%	2,170,000	2,186,741
Sinopec Group Overseas Development 2015 Ltd. (b)
04/28/20	2.500%	2,000,000	1,970,964
Total			4,157,705
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	5,930,000	6,004,125
Health Care 1.5%
Becton Dickinson and Co.
12/15/24	3.734%	2,890,000	2,942,075
CHS/Community Health Systems, Inc.
08/15/18	5.125%	5,541,000	5,665,672
Catholic Health Initiatives
11/01/22	2.950%	1,425,000	1,408,852
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	4,480,000	4,399,360
Express Scripts Holding Co.
02/15/17	2.650%	3,320,000	3,374,657
06/15/19	7.250%	2,303,000	2,679,679

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Fresenius Medical Care US Finance II, Inc. (b)
10/15/20	4.125%	$1,000,000	$997,500
HCA, Inc.
03/15/19	3.750%	7,020,000	7,002,450
10/15/19	4.250%	950,000	959,500
02/01/25	5.375%	2,100,000	2,079,000
Medtronic, Inc.
03/15/20	2.500%	2,300,000	2,330,979
04/01/23	2.750%	1,300,000	1,276,417
03/15/25	3.500%	5,360,000	5,469,044
03/15/35	4.375%	2,680,000	2,709,193
NYU Hospitals Center
07/01/42	4.428%	1,000,000	982,075
St. Jude Medical, Inc.
09/15/18	2.000%	1,410,000	1,413,299
Tenet Healthcare Corp.
03/01/19	5.000%	3,000,000	2,902,500
10/01/21	4.375%	2,500,000	2,437,500
Thermo Fisher Scientific, Inc.
08/15/21	3.600%	3,590,000	3,689,967
02/15/22	3.300%	896,000	898,507
02/01/44	5.300%	1,970,000	2,072,763
Universal Health Services, Inc.
06/30/16	7.125%	1,860,000	1,915,335
Universal Health Services, Inc. (b)
08/01/19	3.750%	1,000,000	1,012,500
08/01/22	4.750%	1,600,000	1,632,000
Zimmer Biomet Holdings, Inc.
04/01/20	2.700%	1,740,000	1,746,365
Total			63,997,189
Healthcare Insurance 0.2%
Aetna, Inc.
11/15/22	2.750%	2,010,000	1,939,628
UnitedHealth Group, Inc.
12/15/21	2.875%	2,110,000	2,141,895
03/15/22	2.875%	3,600,000	3,633,376
07/15/25	3.750%	1,360,000	1,405,746
Total			9,120,645
Healthcare REIT 0.1%
HCP, Inc.
02/01/16	3.750%	2,150,000	2,168,299
Senior Housing Properties Trust
05/01/24	4.750%	1,000,000	1,002,564
Ventas Realty LP/Capital Corp.
06/01/21	4.750%	700,000	755,219
Welltower, Inc.
03/15/18	2.250%	730,000	733,638
03/15/23	3.750%	1,440,000	1,435,697
Total			6,095,417

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Home Construction 0.4%
D.R. Horton, Inc.
02/15/18	3.625%	$3,400,000	$3,446,750
08/15/23	5.750%	1,100,000	1,190,750
Lennar Corp.
12/15/17	4.750%	2,150,000	2,207,781
06/15/19	4.500%	3,550,000	3,589,050
MDC Holdings, Inc.
01/15/24	5.500%	2,330,000	2,353,300
TRI Pointe Holdings, Inc.
06/15/19	4.375%	1,870,000	1,832,600
06/15/24	5.875%	1,700,000	1,666,000
Toll Brothers Finance Corp.
11/01/19	6.750%	675,000	766,125
Total			17,052,356
Independent Energy 1.0%
Anadarko Petroleum Corp.
09/15/16	5.950%	1,890,000	1,964,126
09/15/36	6.450%	1,610,000	1,771,229
Apache Corp.
04/15/43	4.750%	700,000	631,655
California Resources Corp.
09/15/21	5.500%	3,800,000	2,318,000
Chesapeake Energy Corp.
04/15/22	4.875%	5,000,000	3,262,500
Cimarex Energy Co.
06/01/24	4.375%	4,000,000	3,894,504
Concho Resources, Inc.
01/15/21	7.000%	5,020,000	5,120,400
ConocoPhillips Holding Co.
04/15/29	6.950%	2,560,000	3,171,878
Continental Resources, Inc.
09/15/22	5.000%	3,630,000	3,176,250
Denbury Resources, Inc.
07/15/23	4.625%	980,000	529,200
Devon Energy Corp.
06/15/45	5.000%	650,000	588,911
EOG Resources, Inc.
02/01/21	4.100%	1,830,000	1,958,104
Hess Corp.
01/15/40	6.000%	1,320,000	1,265,856
Newfield Exploration Co.
01/30/22	5.750%	4,640,000	4,500,800
Noble Energy, Inc.
12/15/21	4.150%	2,640,000	2,656,595
Range Resources Corp. (b)
05/15/25	4.875%	3,000,000	2,673,750
Talisman Energy, Inc.
06/01/19	7.750%	1,085,000	1,218,879
Whiting Petroleum Corp.

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
03/15/19	5.000%		$2,970,000	$2,583,900
03/15/21	5.750%		1,800,000	1,557,900
Total				44,844,437
Integrated Energy 0.4%
BP Capital Markets PLC
10/01/20	4.500%		1,440,000	1,583,071
05/10/23	2.750%		1,000,000	960,068
03/17/25	3.506%		1,380,000	1,363,853
Chevron Corp.
06/24/20	2.427%		2,390,000	2,421,404
Exxon Mobil Corp.
03/06/25	2.709%		3,740,000	3,660,918
Shell International Finance BV
05/11/25	3.250%		3,310,000	3,273,113
08/21/42	3.625%		2,890,000	2,550,480
08/12/43	4.550%		1,150,000	1,157,197
Total Capital Canada Ltd.
07/15/23	2.750%		2,550,000	2,447,220
Total				19,417,324
Leisure 0.2%
Activision Blizzard, Inc. (b)
09/15/21	5.625%		6,080,000	6,399,200
Royal Caribbean Cruises Ltd.
11/15/22	5.250%		3,320,000	3,469,400
Total				9,868,600
Life Insurance 1.0%
Allianz Finance II BV (c)
07/08/41	5.750%	EUR	2,700,000	3,435,096
American International Group, Inc.
01/16/18	5.850%		1,742,000	1,907,119
06/01/22	4.875%		9,750,000	10,758,657
07/16/44	4.500%		1,570,000	1,541,581
CNP Assurances (c)
12/31/49	4.000%	EUR	5,000,000	5,070,201
Lincoln National Corp.
02/15/20	6.250%		2,040,000	2,362,940
MetLife, Inc.
08/13/42	4.125%		1,020,000	968,598
11/13/43	4.875%		1,480,000	1,560,133
Metropolitan Life Global Funding I (b)
01/10/23	3.000%		3,490,000	3,475,283
Principal Financial Group, Inc.
09/15/22	3.300%		750,000	751,240
Prudential Financial, Inc.
06/21/20	5.375%		1,270,000	1,431,199
12/14/36	5.700%		510,000	579,925
05/12/41	5.625%		3,230,000	3,645,426
TIAA Asset Management Finance Co. LLC (b)
11/01/24	4.125%		1,090,000	1,111,115

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Life Insurance (continued)
Voya Financial, Inc.
07/15/22	5.500%	$2,410,000	$2,744,935
07/15/43	5.700%	1,440,000	1,660,782
Total			43,004,230
Lodging 0.1%
Host Hotels & Resorts LP
10/01/21	6.000%	660,000	746,704
10/15/23	3.750%	1,660,000	1,624,781
Wyndham Worldwide Corp.
03/01/17	2.950%	1,660,000	1,680,225
Total			4,051,710
Media and Entertainment 1.5%
21st Century Fox America, Inc.
09/15/22	3.000%	3,310,000	3,262,025
08/15/39	6.900%	1,590,000	1,942,950
09/15/44	4.750%	2,840,000	2,795,645
CBS Corp.
01/15/25	3.500%	2,260,000	2,176,547
07/01/42	4.850%	700,000	642,971
Discovery Communications LLC
08/15/19	5.625%	1,350,000	1,506,572
04/01/23	3.250%	2,510,000	2,382,173
Grupo Televisa SAB
05/13/45	5.000%	500,000	451,690
Interpublic Group of Companies, Inc. (The)
03/15/22	4.000%	1,565,000	1,578,184
Lamar Media Corp.
01/15/24	5.375%	5,890,000	5,948,900
McGraw Hill Financial, Inc. (b)
08/14/20	3.300%	1,690,000	1,719,556
Myriad International Holdings BV (b)
07/21/25	5.500%	3,100,000	3,042,365
Netflix, Inc.
02/01/21	5.375%	3,840,000	3,984,000
03/01/24	5.750%	2,890,000	2,947,800
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	4,876,000	4,723,625
Omnicom Group, Inc.
05/01/22	3.625%	480,000	485,678
Scripps Networks Interactive, Inc.
06/15/20	2.800%	1,400,000	1,385,856
TEGNA, Inc.
07/15/20	5.125%	4,150,000	4,233,000
Time Warner, Inc.
01/15/21	4.700%	1,900,000	2,074,766
07/15/25	3.600%	7,000,000	6,854,400
05/01/32	7.700%	1,500,000	1,947,847
12/15/43	5.350%	1,000,000	1,052,088
Viacom, Inc.
03/01/21	4.500%	1,330,000	1,379,972
06/15/22	3.125%	3,500,000	3,261,447

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
Walt Disney Co. (The)
12/01/22	2.350%	$2,160,000	$2,133,389
06/01/44	4.125%	2,950,000	2,960,322
Total			66,873,768
Metals 0.5%
Alcoa, Inc.
10/01/24	5.125%	3,850,000	3,667,125
ArcelorMittal
06/01/20	5.125%	1,500,000	1,357,650
08/05/20	6.000%	3,160,000	2,855,850
Barrick Gold Corp.
05/01/23	4.100%	910,000	805,269
Barrick North America Finance LLC
05/30/21	4.400%	1,510,000	1,467,247
05/01/43	5.750%	710,000	604,599
Freeport-McMoRan, Inc.
03/15/23	3.875%	880,000	654,500
Glencore Finance Canada Ltd. (b)
11/15/21	4.950%	1,830,000	1,517,756
Newmont Mining Corp.
10/01/39	6.250%	770,000	696,559
Southern Copper Corp.
11/08/42	5.250%	1,030,000	779,185
Steel Dynamics, Inc.
08/15/19	6.125%	4,060,000	4,151,350
Teck Resources Ltd.
01/15/17	3.150%	1,500,000	1,411,875
Vale Overseas Ltd.
09/15/19	5.625%	3,240,000	3,252,701
Total			23,221,666
Midstream 1.8%
AmeriGas Finance LLC/Corp.
05/20/20	6.750%	2,090,000	2,116,125
AmeriGas Partners LP/Finance Corp.
08/20/19	6.250%	2,960,000	2,989,600
Columbia Pipeline Group, Inc. (b)
06/01/25	4.500%	2,390,000	2,319,999
Enbridge Energy Partners LP
03/15/20	5.200%	2,020,000	2,165,315
Enbridge, Inc.
06/10/44	4.500%	1,300,000	1,015,092
Energy Transfer Equity LP
10/15/20	7.500%	1,662,000	1,653,690
Energy Transfer Partners LP
10/01/20	4.150%	2,140,000	2,164,642
02/01/22	5.200%	753,000	756,514
02/01/23	3.600%	2,770,000	2,493,726
02/01/42	6.500%	1,771,000	1,625,142
Enterprise Products Operating LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
09/01/20	5.200%	$5,020,000	$5,520,198
03/15/44	4.850%	4,160,000	3,708,507
Enterprise Products Operating LLC (c)
01/15/68	7.034%	2,020,000	2,131,100
Kinder Morgan Energy Partners LP
04/01/20	6.500%	1,870,000	2,070,227
09/15/20	5.300%	1,600,000	1,698,259
09/01/22	3.950%	6,440,000	6,047,527
09/01/39	6.500%	2,000,000	1,898,966
Kinder Morgan, Inc.
06/01/18	7.250%	1,740,000	1,919,107
06/01/25	4.300%	730,000	655,795
06/01/45	5.550%	2,510,000	2,084,894
Magellan Midstream Partners LP
07/15/19	6.550%	2,140,000	2,439,964
MarkWest Energy Partners LP/Finance Corp.
12/01/24	4.875%	2,000,000	1,830,000
06/01/25	4.875%	4,700,000	4,323,060
NiSource Finance Corp.
02/01/45	5.650%	1,660,000	1,887,669
Plains All American Pipeline LP/Finance Corp.
06/01/22	3.650%	3,360,000	3,286,819
Sabine Pass Liquefaction LLC (b)
03/01/25	5.625%	3,700,000	3,260,625
Suburban Propane Partners LP/Energy Finance Corp.
03/01/25	5.750%	958,000	907,705
Sunoco Logistics Partners Operations LP
01/15/23	3.450%	3,165,000	2,751,464
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	2,140,000	1,781,550
Tesoro Logistics LP/Finance Corp. (b)
10/15/19	5.500%	2,000,000	1,960,000
TransCanada PipeLines Ltd
08/01/22	2.500%	1,800,000	1,691,622
Williams Companies, Inc. (The)
01/15/23	3.700%	1,250,000	969,338
06/24/44	5.750%	810,000	559,445
Williams Partners LP
11/15/20	4.125%	2,760,000	2,809,172
09/15/45	5.100%	2,160,000	1,652,229
Total			79,145,087
Natural Gas 0.1%
Sempra Energy
06/01/16	6.500%	1,500,000	1,552,668
03/15/20	2.400%	1,120,000	1,118,854
10/01/22	2.875%	1,830,000	1,794,608
Total			4,466,130
Office REIT 0.1%
Kilroy Realty LP
01/15/23	3.800%	3,200,000	3,184,605
10/01/25	4.375%	690,000	696,273

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Office REIT (continued)
Reckson Operating Partnership LP
03/31/16	6.000%	$1,020,000	$1,042,303
Total			4,923,181
Oil Field Services 0.3%
Ensco PLC
03/15/21	4.700%	4,410,000	3,713,652
03/15/25	5.200%	800,000	608,860
Noble Holding International Ltd.
04/01/25	5.950%	730,000	571,327
Schlumberger Investment SA
12/01/23	3.650%	2,350,000	2,423,282
Transocean, Inc.
11/15/20	6.500%	2,020,000	1,545,300
Weatherford International Ltd.
04/15/22	4.500%	2,390,000	1,933,032
Total			10,795,453
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
03/15/17	3.500%	3,030,000	3,039,454
Other Industry 0.1%
Belden, Inc. (b)
07/15/24	5.250%	3,234,000	2,991,450
Johns Hopkins University
07/01/53	4.083%	500,000	493,938
Total			3,485,388
Other REIT 0.1%
Hospitality Properties Trust
03/15/24	4.650%	2,700,000	2,703,701
03/15/25	4.500%	1,670,000	1,636,353
Total			4,340,054
Packaging 0.5%
Ball Corp.
11/15/23	4.000%	5,810,000	5,432,350
Berry Plastics Corp.
07/15/23	5.125%	4,780,000	4,505,150
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	4,000,000	4,145,000
Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	1,770,000	1,734,600
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	4,000,000	4,040,000
Total			19,857,100

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Paper 0.3%
Georgia-Pacific LLC (b)
11/01/20	5.400%	$4,310,000	$4,829,605
International Paper Co.
01/15/26	3.800%	1,480,000	1,458,154
11/15/41	6.000%	690,000	742,863
Rock-Tenn Co.
03/01/20	3.500%	1,430,000	1,480,337
03/01/23	4.000%	3,005,000	3,083,665
Total			11,594,624
Pharmaceuticals 1.8%
AbbVie, Inc.
11/06/17	1.750%	4,310,000	4,322,805
11/06/22	2.900%	1,480,000	1,441,986
05/14/25	3.600%	4,230,000	4,171,909
11/06/42	4.400%	2,420,000	2,211,316
Actavis Funding SCS
06/15/24	3.850%	1,810,000	1,772,971
03/15/35	4.550%	2,580,000	2,373,757
Actavis, Inc.
10/01/17	1.875%	3,258,000	3,249,976
10/01/22	3.250%	3,980,000	3,881,244
10/01/42	4.625%	850,000	785,729
Amgen, Inc.
05/15/17	2.125%	2,780,000	2,815,342
06/01/17	5.850%	950,000	1,017,526
06/15/21	4.100%	3,040,000	3,227,991
05/15/43	5.375%	3,020,000	3,219,852
Baxalta, Inc. (b)
06/23/25	4.000%	2,910,000	2,914,598
Biogen, Inc.
09/15/22	3.625%	4,180,000	4,212,938
Celgene Corp.
08/15/22	3.250%	2,520,000	2,523,972
08/15/25	3.875%	2,840,000	2,840,528
Forest Laboratories LLC (b)
02/15/21	4.875%	3,830,000	4,136,553
Gilead Sciences, Inc.
12/01/21	4.400%	4,940,000	5,353,182
03/01/26	3.650%	3,370,000	3,385,687
Mallinckrodt International Finance SA
04/15/18	3.500%	4,400,000	4,268,000
Merck & Co., Inc.
09/15/22	2.400%	2,155,000	2,101,741
Perrigo Finance PLC
12/15/24	3.900%	1,200,000	1,181,884
Roche Holdings, Inc. (b)
09/30/24	3.350%	2,010,000	2,055,709
Sanofi
03/29/21	4.000%	872,000	940,727
Valeant Pharmaceuticals International, Inc. (b)
08/15/18	6.750%	4,300,000	4,375,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
04/15/25	6.125%	$2,750,000	$2,619,375
Total			77,402,548
Property & Casualty 0.6%
ACE INA Holdings, Inc.
03/15/25	3.150%	3,840,000	3,745,006
Allstate Corp. (The) (c)
08/15/53	5.750%	1,460,000	1,511,611
Berkshire Hathaway Finance Corp.
05/15/22	3.000%	1,440,000	1,459,246
Berkshire Hathaway, Inc.
02/11/43	4.500%	3,510,000	3,497,662
Hartford Financial Services Group, Inc. (The)
10/15/16	5.500%	1,420,000	1,474,003
10/15/36	5.950%	550,000	638,857
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	2,060,000	2,227,249
08/01/44	4.850%	2,760,000	2,683,634
Markel Corp.
07/01/22	4.900%	3,050,000	3,330,963
03/30/23	3.625%	860,000	855,323
Travelers Companies, Inc. (The)
08/01/43	4.600%	1,000,000	1,043,408
08/25/45	4.300%	1,120,000	1,121,120
WR Berkley Corp.
03/15/22	4.625%	1,860,000	1,974,628
08/01/44	4.750%	780,000	769,822
XLIT Ltd.
03/31/25	4.450%	830,000	830,598
Total			27,163,130
Railroads 0.4%
Burlington Northern Santa Fe LLC
09/01/20	3.600%	1,881,000	1,986,144
03/01/41	5.050%	700,000	737,101
09/15/41	4.950%	1,650,000	1,718,444
03/15/43	4.450%	2,430,000	2,355,231
04/01/45	4.150%	1,000,000	931,688
CSX Corp.
06/01/21	4.250%	1,600,000	1,728,472
Norfolk Southern Corp.
04/01/18	5.750%	1,280,000	1,399,808
12/01/21	3.250%	2,300,000	2,341,476
Union Pacific Corp.
09/15/41	4.750%	2,150,000	2,299,231
Total			15,497,595
Refining 0.2%
Marathon Petroleum Corp.
03/01/16	3.500%	2,160,000	2,181,920
Phillips 66
04/01/22	4.300%	5,500,000	5,762,988

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Refining (continued)
Tesoro Corp.
10/01/22	5.375%	$1,800,000	$1,764,000
Total			9,708,908
Restaurants 0.2%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	6,750,000	6,599,475
McDonald’s Corp.
05/26/45	4.600%	850,000	847,090
Total			7,446,565
Retail REIT 0.1%
DDR Corp.
04/15/18	4.750%	2,860,000	3,026,558
02/01/25	3.625%	1,390,000	1,324,727
Realty Income Corp.
10/15/26	4.125%	750,000	764,133
Total			5,115,418
Retailers 1.0%
CVS Health Corp.
07/20/22	3.500%	2,500,000	2,582,060
12/01/22	2.750%	2,500,000	2,458,920
07/20/45	5.125%	2,180,000	2,343,398
Dollar General Corp.
04/15/23	3.250%	2,900,000	2,763,543
Hanesbrands, Inc.
12/15/20	6.375%	2,680,000	2,773,800
Home Depot, Inc. (The)
06/01/22	2.625%	2,000,000	1,999,134
09/15/25	3.350%	1,490,000	1,517,364
04/01/41	5.950%	3,590,000	4,522,377
L Brands, Inc.
07/15/17	6.900%	920,000	993,600
Lowes Companies, Inc.
09/15/25	3.375%	598,000	604,188
Macy’s Retail Holdings, Inc.
12/01/16	5.900%	438,000	460,811
02/15/23	2.875%	2,040,000	1,918,812
PVH Corp.
12/15/22	4.500%	3,570,000	3,453,975
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	4,865,000	5,047,437
Target Corp.
07/01/24	3.500%	1,500,000	1,565,934
07/01/42	4.000%	2,860,000	2,813,153
Wal-Mart Stores, Inc.
04/01/40	5.625%	5,040,000	6,085,054
04/22/44	4.300%	500,000	511,136
Total			44,414,696

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Supermarkets 0.2%
Delhaize Group
10/01/40	5.700%	$880,000	$930,692
Kroger Co. (The)
08/15/17	6.400%	1,600,000	1,742,506
01/15/21	3.300%	5,130,000	5,264,078
Total			7,937,276
Technology 1.7%
Apple, Inc.
05/13/25	3.200%	10,020,000	10,081,533
Cisco Systems, Inc.
06/15/22	3.000%	3,250,000	3,312,023
02/15/39	5.900%	1,200,000	1,464,479
CommScope, Inc. (b)
06/15/20	4.375%	3,000,000	2,977,500
Dell, Inc.
04/01/16	3.100%	390,000	390,000
Denali Borrower LLC/Finance Corp. (b)
10/15/20	5.625%	1,480,000	1,538,460
Equifax, Inc.
12/15/22	3.300%	1,908,000	1,917,601
Fidelity National Information Services, Inc.
03/15/22	5.000%	1,160,000	1,212,273
04/15/23	3.500%	2,046,000	1,943,821
Harris Corp.
04/27/20	2.700%	810,000	801,475
Hewlett Packard Enterprise Co. (b)(d)
10/15/20	3.600%	2,980,000	2,979,166
Hewlett-Packard Co.
06/01/21	4.300%	2,760,000	2,885,194
Intel Corp.
07/29/25	3.700%	1,370,000	1,405,565
Intuit, Inc.
03/15/17	5.750%	2,170,000	2,295,879
Jabil Circuit, Inc.
07/15/16	7.750%	1,910,000	1,976,850
12/15/20	5.625%	440,000	460,900
KLA-Tencor Corp.
11/01/24	4.650%	710,000	709,490
Microsoft Corp.
02/12/25	2.700%	3,380,000	3,312,086
NXP BV/Funding LLC (b)
06/15/20	4.125%	4,000,000	4,010,000
Oracle Corp.
10/15/22	2.500%	1,630,000	1,592,435
07/15/23	3.625%	2,690,000	2,799,531
07/08/24	3.400%	1,000,000	1,014,686
05/15/25	2.950%	4,360,000	4,250,656
07/08/34	4.300%	2,050,000	2,055,334
Pitney Bowes, Inc.
03/15/24	4.625%	3,030,000	3,053,867

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Sanmina Corp. (b)
06/01/19	4.375%	$2,000,000	$2,010,000
Seagate HDD Cayman
11/15/18	3.750%	750,000	766,875
06/01/23	4.750%	3,870,000	3,819,477
Tencent Holdings Ltd. (b)
05/02/19	3.375%	5,000,000	5,083,455
02/11/25	3.800%	1,100,000	1,059,144
Xerox Corp.
03/15/17	2.950%	840,000	854,352
Total			74,034,107
Tobacco 0.2%
Altria Group, Inc.
08/09/22	2.850%	4,650,000	4,543,157
Philip Morris International, Inc.
05/17/21	4.125%	1,870,000	2,011,716
Reynolds American, Inc.
06/12/25	4.450%	3,640,000	3,808,732
Total			10,363,605
Transportation Services 0.2%
Hertz Corp. (The)
04/01/18	4.250%	1,500,000	1,488,750
04/15/19	6.750%	3,000,000	3,052,500
Penske Truck Leasing Co. LP/Finance Corp. (b)
07/17/18	2.875%	1,830,000	1,855,011
02/01/22	3.375%	2,280,000	2,235,353
Total			8,631,614
Wireless 0.7%
America Movil SAB de CV
07/16/22	3.125%	3,490,000	3,388,441
American Tower Corp.
09/01/20	5.050%	1,950,000	2,131,245
CC Holdings GS V LLC/Crown Castle GS III Corp.
12/15/17	2.381%	1,810,000	1,822,675
04/15/23	3.849%	3,620,000	3,607,279
Crown Castle International Corp.
01/15/23	5.250%	5,810,000	6,145,237
Sprint Communications, Inc.
12/01/16	6.000%	1,550,000	1,527,719
Sprint Communications, Inc. (b)
11/15/18	9.000%	3,730,000	3,916,500
T-Mobile USA, Inc.
04/28/19	6.464%	3,160,000	3,215,300
Vodafone Group PLC
02/27/17	5.625%	3,130,000	3,311,083
Total			29,065,479
Wirelines 1.9%
AT&T, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
08/15/21	3.875%	$3,080,000	$3,198,808
12/01/22	2.625%	1,500,000	1,425,853
05/15/25	3.400%	6,970,000	6,652,837
02/15/39	6.550%	2,450,000	2,769,919
12/15/42	4.300%	2,020,000	1,735,899
British Telecommunications PLC
01/15/18	5.950%	3,115,000	3,413,900
CenturyLink, Inc.
04/01/17	6.000%	1,420,000	1,459,050
09/15/19	6.150%	1,505,000	1,497,475
Deutsche Telekom International Finance BV
08/20/18	6.750%	3,420,000	3,876,813
Deutsche Telekom International Finance BV (b)
03/06/17	2.250%	940,000	952,636
Embarq Corp.
06/01/36	7.995%	1,100,000	1,134,716
Frontier Communications Corp.
04/15/17	8.250%	3,485,000	3,681,031
04/15/20	8.500%	3,700,000	3,598,250
01/15/23	7.125%	1,000,000	821,900
Frontier Communications Corp. (b)
09/15/25	11.000%	1,060,000	1,025,550
Orange SA
09/14/21	4.125%	2,252,000	2,412,018
02/06/44	5.500%	720,000	784,808
Telecom Italia Capital SA
09/30/34	6.000%	1,210,000	1,119,250
Telecom Italia SpA (b)
05/30/24	5.303%	2,850,000	2,807,250
Telefonica Chile SA (b)
10/12/22	3.875%	8,000,000	7,789,680
Telefonica Emisiones SAU
02/16/21	5.462%	2,410,000	2,688,001
Verizon Communications, Inc.
09/14/18	3.650%	4,840,000	5,101,796
11/01/21	3.500%	1,430,000	1,462,032
09/15/23	5.150%	5,570,000	6,153,123
03/15/34	5.050%	3,830,000	3,821,153
11/01/41	4.750%	7,410,000	6,906,201
09/15/43	6.550%	1,408,000	1,663,473
08/21/46	4.862%	2,761,000	2,589,026
08/21/54	5.012%	1,992,000	1,813,007
Windstream Services LLC
11/01/17	7.875%	490,000	508,071
Total			84,863,526
Total Corporate Bonds & Notes (Cost: $1,644,820,638)			$1,619,879,372

Residential Mortgage-Backed Securities - Agency 24.0%
Federal Home Loan Mortgage Corp.
11/01/22-06/01/33	5.000%	2,178,669	2,365,938

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
03/01/34-08/01/38	5.500%	$4,710,026	$5,243,501
02/01/38	6.000%	1,541,497	1,737,167
Federal Home Loan Mortgage Corp. (c)
05/01/35-07/01/36	2.500%	5,034,667	5,394,029
12/01/35	2.423%	4,103,494	4,372,501
07/01/36	2.530%	3,972,655	4,223,865
08/01/36	6.107%	1,379,904	1,463,318
10/01/36	2.320%	3,068,582	3,261,731
04/01/37	2.981%	3,240,644	3,434,115
02/01/38	5.798%	3,149,884	3,351,431
04/01/38	4.618%	1,331,285	1,402,140
06/01/38	5.952%	2,089,098	2,222,334
07/01/38	5.132%	490,417	520,580
07/01/40	2.630%	1,811,248	1,923,313
09/01/40	4.043%	1,260,102	1,326,230
02/01/41	3.780%	1,267,664	1,332,250
05/01/41	2.525%	603,484	640,576
07/01/41	3.256%	2,313,809	2,449,474
07/01/41	3.734%	1,975,139	2,078,492
07/01/41	4.209%	2,382,458	2,517,493
04/01/42	2.861%	715,070	740,046
12/01/42	2.054%	6,070,948	6,210,702
02/01/43	1.966%	1,931,522	1,992,231
02/01/43	2.318%	5,637,337	5,724,068
05/01/43	1.839%	3,931,162	4,041,387
06/01/43	1.762%	1,628,173	1,670,056
CMO Series 2684 Class FP
01/15/33	0.707%	687,145	688,905
Federal National Mortgage Association
08/01/18-05/01/39	6.500%	1,504,401	1,735,744
07/01/31-01/01/42	5.000%	40,673,375	44,985,019
04/01/33-01/01/39	5.500%	19,284,114	21,662,747
07/01/33-11/01/40	4.500%	21,892,593	24,122,631
12/01/33-09/01/37	6.000%	8,713,202	9,893,545
10/01/40-08/01/41	4.000%	14,101,876	15,234,631
12/01/40-04/01/45	3.500%	46,548,413	48,685,279
Federal National Mortgage Association (c)
06/01/35	1.940%	5,891,422	6,128,519
06/01/35	1.941%	8,590,095	9,026,339
06/01/35	1.942%	5,287,680	5,544,962
09/01/35	1.958%	3,430,425	3,589,277
06/01/37	1.900%	2,552,330	2,687,245
11/01/37	6.055%	294,733	316,181
03/01/38	2.403%	4,553,871	4,839,862
06/01/38	5.067%	1,648,014	1,758,846
03/01/39	2.252%	4,108,435	4,353,237
03/01/40	2.343%	1,200,240	1,281,707
08/01/40	3.635%	1,135,531	1,193,700
10/01/40	3.917%	2,231,141	2,370,753

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/01/41	3.146%	$2,251,611	$2,375,138
09/01/41	3.360%	1,162,484	1,222,653
04/01/42	2.699%	3,650,700	3,765,646
CMO Series 2005-106 Class UF
11/25/35	0.494%	2,554,736	2,566,447
CMO Series 2006-43 Class FM
06/25/36	0.494%	924,934	930,566
CMO Series 2007-36 Class FB
04/25/37	0.594%	3,708,054	3,728,110
Federal National Mortgage Association (d)
10/10/43	5.500%	45,000,000	50,263,772
10/14/45	3.000%	62,000,000	62,833,125
10/14/45	3.500%	137,500,000	143,433,977
10/14/45	4.000%	127,000,000	135,468,360
10/14/45	4.500%	83,850,000	90,894,708
10/14/45	5.000%	50,000,000	55,090,820
Government National Mortgage Association
07/20/39-10/20/40	5.000%	17,873,982	19,887,422
02/15/40-06/15/41	4.500%	35,493,959	39,051,355
07/15/40-11/20/40	4.000%	19,291,432	20,694,121
04/20/42-04/20/45	3.500%	57,394,251	60,284,752
Government National Mortgage Association (d)
10/23/44	4.000%	63,000,000	67,120,855
10/21/45	3.500%	15,000,000	15,716,598
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,044,989,488)			$1,057,066,522

Residential Mortgage-Backed Securities - Non-Agency 6.6%
Banc of America Mortgage Trust
CMO Series 2004-7 Class 7A1
08/25/19	5.000%	206,796	206,306
CMO Series 2005-1 Class 1A15
02/25/35	5.500%	1,613,254	1,675,266
Bear Stearns ARM Trust CMO Series 2005-6 Class 1A1 (c)
08/25/35	2.737%	5,805,485	5,198,980
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1 (c)
02/25/36	2.360%	7,717,678	7,656,145
Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3
09/25/37	6.000%	3,340,872	3,478,129
Citigroup Mortgage Loan Trust, Inc. (c)
CMO Series 2004-UST1 Class A4
08/25/34	2.263%	1,653,627	1,640,813
CMO Series 2005-4 Class A
08/25/35	2.779%	5,661,515	5,618,527
CMO Series 2005-6 Class A2
09/25/35	2.420%	4,502,718	4,527,627

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/34	5.250%	$1,170,114	$1,229,844
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	287,134	299,511
Credit Suisse First Boston Mortgage Securities Corp. (c)
CMO Series 2003-AR28 Class 2A1
12/25/33	2.473%	561,107	552,311
CMO Series 2004-AR6 Class 2A1
10/25/34	2.688%	4,951,345	4,946,592
First Horizon Mortgage Pass-Through Trust (c)
CMO Series 2005-AR3 Class 4A1
08/25/35	2.594%	1,300,625	1,240,879
CMO Series 2006-AR4 Class 1A2
01/25/37	2.564%	7,013,679	6,205,507
GSR Mortgage Loan Trust
Series 2005-6F Class 1A5
07/25/35	5.250%	3,849,088	3,970,127
GSR Mortgage Loan Trust (c)
CMO Series 2005-AR6 Class 2A1
09/25/35	2.702%	3,525,620	3,536,313
JPMorgan Mortgage Trust
CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	357,888	362,023
CMO Series 2006-S1 Class 1A2
04/25/36	6.500%	7,126,965	7,502,121
JPMorgan Mortgage Trust (c)
CMO Series 2005-A4 Class 1A1
07/25/35	2.522%	2,033,701	2,011,751
CMO Series 2005-A4 Class 2A1
07/25/35	2.684%	1,663,730	1,655,458
CMO Series 2005-S2 Class 3A1
02/25/32	6.928%	1,132,738	1,188,127
CMO Series 2006-A3 Class 7A1
04/25/35	2.618%	2,610,925	2,543,824
CMO Series 2006-A4 Class 3A1
06/25/36	5.447%	4,963,070	4,320,551
MASTR Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7 (c)
11/21/34	2.763%	2,719,085	2,786,576
Merrill Lynch Mortgage Investors Trust CMO Series 2005-A2 Class A2 (c)
02/25/35	2.462%	4,225,239	4,182,361
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Class 4A2 (c)
10/25/34	2.481%	2,202,151	2,185,547
PHH Mortgage Capital Trust CMO Series 2007-6 Class A1 (c)
12/18/37	5.357%	454,908	451,838
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1 (c)
05/25/35	2.483%	1,360,621	1,344,612
RALI Trust CMO Series 2006-QS17 Class A5
12/25/36	6.000%	10,426,857	8,608,621

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Sequoia Mortgage Trust (b)
CMO Series 2013-12 Class A1
12/25/43	4.000%	$3,053,971	$3,144,994
Sequoia Mortgage Trust (c)
CMO Series 2012-1 Class 1A1
01/25/42	2.865%	648,310	654,435
Structured Adjustable Rate Mortgage Loan Trust CMO Series 2004-8 Class 2A1 (c)
07/25/34	2.418%	6,047,239	6,038,319
Thornburg Mortgage Securities Trust CMO Series 2006-4 Class A2B (c)
07/25/36	5.261%	9,428,036	9,269,956
WaMu Mortgage Pass-Through Certificates Trust CMO Series 2003-S11 Class 3A5
11/25/33	5.950%	593,432	610,070
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/34	5.500%	1,199,779	1,233,564
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	1,158,234	1,162,294
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	256,403	261,038
CMO Series 2005-18 Class 1A1
01/25/36	5.500%	4,528,128	4,495,136
CMO Series 2005-9 Class 1A11
10/25/35	5.500%	1,480,466	1,546,588
CMO Series 2005-9 Class 2A9
10/25/35	5.250%	1,305,830	1,346,875
CMO Series 2006-10 Class A4
08/25/36	6.000%	1,189,814	1,214,991
CMO Series 2006-13 Class A5
10/25/36	6.000%	5,336,585	5,504,570
CMO Series 2006-14 Class A1
10/25/36	6.000%	580,288	580,679
CMO Series 2006-7 Class 3A1
06/25/36	6.000%	3,241,386	3,185,073
CMO Series 2006-8 Class A10
07/25/36	6.000%	4,488,583	4,527,813
CMO Series 2006-8 Class A15
07/25/36	6.000%	6,554,848	6,612,137
CMO Series 2006-8 Class A9
07/25/36	6.000%	5,664,754	5,714,264
CMO Series 2007-11 Class A3
08/25/37	6.000%	1,376,964	1,364,146
CMO Series 2007-11 Class A36
08/25/37	6.000%	8,011,331	7,936,754
CMO Series 2007-13 Class A1
09/25/37	6.000%	5,787,459	5,943,419
CMO Series 2007-14 Class 2A2
10/25/22	5.500%	1,452,242	1,495,059
CMO Series 2007-15 Class A1
11/25/37	6.000%	2,281,556	2,258,823
CMO Series 2007-16 Class 1A1
12/28/37	6.000%	854,818	880,392
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	254,625	258,876
CMO Series 2007-4 Class A15

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
04/27/37	6.000%	$2,398,601	$2,354,213
CMO Series 2007-7 Class A1
06/25/37	6.000%	3,477,536	3,485,653
CMO Series 2008-1 Class 4A1
02/25/38	5.750%	2,486,076	2,610,974
Series 2007-12 Class A7
09/25/37	5.500%	2,779,791	2,856,797
Series 2007-8 Class 2A2
07/25/37	6.000%	6,277,038	6,173,392
Wells Fargo Mortgage-Backed Securities Trust (c)
CMO Series 2004-A Class A1
02/25/34	2.654%	613,174	613,624
CMO Series 2004-K Class 2A6
07/25/34	2.740%	1,096,314	1,104,965
CMO Series 2004-Z Class 2A2
12/25/34	2.617%	4,768,119	4,767,718
CMO Series 2005-AR10 Class 2A17
06/25/35	2.685%	8,056,440	8,199,426
CMO Series 2005-AR12 Class 2A6
06/25/35	2.670%	5,105,770	5,182,091
CMO Series 2005-AR14 Class A1
08/25/35	2.722%	795,187	780,452
CMO Series 2005-AR16 Class 3A2
03/25/35	2.682%	4,543,791	4,578,851
CMO Series 2005-AR2 Class 3A1
03/25/35	2.614%	1,580,263	1,535,719
CMO Series 2005-AR8 Class 2A1
06/25/35	2.663%	456,689	458,954
CMO Series 2006-AR10 Class 1A1
07/25/36	2.695%	2,257,287	2,227,127
CMO Series 2006-AR10 Class 2A1
07/25/36	2.694%	2,665,176	2,614,903
CMO Series 2006-AR10 Class 4A1
07/25/36	2.609%	7,972,454	7,495,638
CMO Series 2006-AR14 Class 1A7
10/25/36	5.836%	6,943,743	6,736,653
CMO Series 2006-AR16 Class A1
10/25/36	2.734%	8,769,944	8,306,549
CMO Series 2006-AR19 Class A1
12/25/36	5.586%	8,053,315	7,763,734
CMO Series 2006-AR5 Class 2A1
04/25/36	2.713%	10,295,572	9,670,724
CMO Series 2006-AR7 Class 2A1
05/25/36	2.653%	4,072,526	3,862,200
CMO Series 2007-AR10 Class 1A1
01/25/38	6.214%	843,622	837,923
CMO Series 2007-AR7 Class A1
12/28/37	2.641%	1,549,361	1,431,675
Series 2006-AR1 Class 1A1
03/25/36	5.511%	8,266,720	7,872,067
Series 2006-AR10 Class 5A4
07/25/36	2.739%	3,438,925	3,335,035
Series 2006-AR10 Class 5A5
07/25/36	2.739%	3,580,832	3,472,655
Series 2006-AR10 Class 5A6
07/25/36	2.739%	3,662,189	3,551,555
Series 2006-AR12 Class 1A1
09/25/36	2.728%	3,441,275	3,254,440

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Series 2006-AR14 Class 2A1
10/25/36	2.724%	$5,053,002	$4,693,344
Series 2006-AR2 Class 2A3
03/25/36	2.651%	2,442,699	2,410,578
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $293,306,705)			$292,606,181

Commercial Mortgage-Backed Securities - Agency 0.2%
Federal National Mortgage Association
Series 2014-M3 Class ASQ2
03/25/16	0.558%	4,283,677	4,282,606
Federal National Mortgage Association (c)
Series 2014-M5 Class FA
01/25/17	0.559%	3,995,042	3,996,768
Total Commercial Mortgage-Backed Securities - Agency (Cost: $8,280,643)			$8,279,374

Commercial Mortgage-Backed Securities - Non-Agency 5.8%
BB-UBS Trust Series 2012-SHOW Class A (b)
11/05/36	3.430%	12,525,000	12,735,044
BLCP Hotel Trust Series 2014-CLRN Class A (b)(c)
08/15/29	1.157%	12,074,818	12,012,115
Banc of America Merrill Lynch Commercial Mortgage Securities Trust (b)
Series 2012-PARK Class A
12/10/30	2.959%	13,285,000	13,503,698
Series 2015-200P Class B
04/14/33	3.490%	15,000,000	15,453,059
Banc of America Merrill Lynch Commercial Mortgage Securities Trust (b)(c)
Series 2014-ICTS Class A
06/15/28	0.998%	10,000,000	9,980,760
Commercial Mortgage Trust
Series 2015-CR22 Class AM
03/10/48	3.603%	3,000,000	3,033,051
Series 2015-CR22 Class B
03/10/48	3.926%	10,000,000	9,873,481
Commercial Mortgage Trust (b)(c)
Series 2014-BBG Class A
03/15/29	1.007%	12,200,000	12,116,637
Commercial Mortgage Trust (c)
Series 2014-CR15 Class B
02/10/47	4.868%	8,675,000	9,486,052
Series 2014-LC17 Class B
10/10/47	4.490%	9,400,000	9,832,655
Series 2014-UBS5 Class B
09/10/47	4.514%	14,225,000	14,981,567
Series 2015-LC21 Class AM
07/10/48	4.043%	20,000,000	20,630,946

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Core Industrial Trust (b)
Series 2015-CALW Class B
02/10/34	3.252%	$8,750,000	$8,858,885
Series 2015-TEXW Class B
02/10/34	3.329%	6,400,000	6,449,363
Series 2015-WEST Class A
02/10/37	3.292%	10,000,000	10,085,470
GS Mortgage Securities Trust Series 2015-GC28 Class AS
02/10/48	3.759%	12,500,000	12,753,878
Invitation Homes Trust (b)(c)
Series 2014-SFR3 Class A
12/17/31	1.413%	12,650,000	12,444,956
Series 2015-SFR1 Class A
03/17/32	1.657%	7,946,076	7,895,126
Irvine Core Office Trust (b)
Series 2013-IRV Class A1
05/15/48	2.068%	1,824,154	1,827,829
Irvine Core Office Trust (b)(c)
Series 2013-IRV Class A2
05/15/48	3.279%	17,550,000	17,979,168
JPMBB Commercial Mortgage Securities Trust Series 2014-C21 Class B (c)
08/15/47	4.341%	4,250,000	4,405,411
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class AS
12/15/46	4.517%	4,800,000	5,251,560
JPMorgan Chase Commercial Mortgage Securities Trust (b)(c)
Series 2014-CBM Class B
10/15/29	1.607%	9,450,000	9,357,076
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2013-C16 Class C
12/15/46	5.176%	5,440,000	5,735,827
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A4
01/15/31	4.568%	462,829	465,152
Morgan Stanley Capital I Trust (b)(c)
Series 2014-CPT Class AM
07/13/29	3.516%	3,080,000	3,199,301
Series 2014-CPT Class C
07/13/29	3.560%	6,550,000	6,678,989
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $255,564,425)			$257,027,056

Asset-Backed Securities - Non-Agency 3.6%
Avis Budget Rental Car Funding AESOP LLC (b)
Series 2010-5A Class A
03/20/17	3.150%	16,200,000	16,294,559
Series 2012-2A Class A
05/20/18	2.802%	7,000,000	7,121,337
BMW Floorplan Master Owner Trust Series 2015-1A Class A (b)(c)
07/15/20	0.707%	10,975,000	10,939,713

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Barclays Dryrock Issuance Trust Series 2014-1 Class A (c)
12/16/19	0.567%	$7,825,000	$7,816,902
CNH Equipment Trust Series 2014-B Class A2
08/15/17	0.480%	2,606,402	2,604,682
Chase Issuance Trust Series 2007-B1 Class B1 (c)
04/15/19	0.457%	8,450,000	8,408,358
Harley-Davidson Motorcycle Trust Series 2014-1 Class A2B (c)
04/15/18	0.377%	3,976,470	3,973,305
Hertz Fleet Lease Funding LP (b)(c)
Series 2013-3 Class A
12/10/27	0.753%	4,413,781	4,419,149
Series 2014-1 Class A
04/10/28	0.603%	10,573,309	10,580,045
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	5,986,696	6,045,825
Series 2014-AA Class A
11/25/26	1.770%	7,776,936	7,739,553
Series 2014-AA Class B
11/25/26	2.070%	4,962,770	4,904,408
MVW Owner Trust Series 2015-1A Class A (b)
12/20/32	2.520%	8,711,042	8,777,617
Sierra Timeshare Receivables Funding Co. LLC Series 2013-1A Class A (b)
11/20/29	1.590%	13,858,421	13,795,791
Sierra Timeshare Receivables Funding LLC (b)
Series 2013-2A Class A
11/20/25	2.280%	5,685,642	5,703,693
Series 2015-1A Class A
03/22/32	2.400%	5,247,922	5,299,669
Series 2015-2A Class A
06/20/32	2.430%	10,703,963	10,763,419
TAL Advantage V LLC Series 2013-2A Class A (b)
11/20/38	3.550%	4,083,333	4,094,575
Toyota Auto Receivables Owner Trust Series 2015-C Class A2B (c)
02/15/18	0.537%	10,875,000	10,875,000
U.S. Airways Pass-Through Trust Series 2013-1 Class A
11/15/25	3.950%	1,583,620	1,589,637
Volvo Financial Equipment LLC Series 2015-1A Class A2 (b)
11/15/17	0.950%	6,250,000	6,258,180
Total Asset-Backed Securities - Non-Agency (Cost: $158,224,272)			$158,005,417

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 1.2%
United States 1.2%
U.S. Treasury Inflation-Indexed Bond
07/15/23	0.375%	$28,201,525	$27,712,764
07/15/24	0.125%	25,629,795	24,453,772
Total			52,166,536
Total Inflation-Indexed Bonds (Cost: $52,741,633)			$52,166,536

U.S. Treasury Obligations 26.0%
U.S. Treasury
01/15/16	0.375%	12,000,000	12,010,152
11/30/16	0.875%	4,800,000	4,824,312
01/31/17	0.500%	150,000,000	150,058,650
03/31/17	0.500%	1,900,000	1,899,679
04/30/17	0.500%	150,000,000	149,882,812
05/31/17	0.625%	117,500,000	117,587,185
10/31/17	1.875%	3,500,000	3,585,859
01/31/18	0.875%	11,000,000	11,029,216
02/15/18	1.000%	111,800,000	112,393,937
04/15/18	0.750%	29,300,000	29,254,219
05/15/18	1.000%	175,000,000	175,701,750
11/30/19	1.500%	54,000,000	54,573,750
05/31/20	1.500%	76,300,000	76,979,547
06/30/20	1.625%	10,000,000	10,128,125
02/15/39	3.500%	72,000,000	81,213,768
11/15/39	4.375%	11,000,000	14,114,947
11/15/42	2.750%	2,800,000	2,726,500
05/15/43	2.875%	3,150,000	3,139,664
08/15/43	3.625%	14,400,000	16,573,507
11/15/43	3.750%	6,200,000	7,299,694
08/15/44	3.125%	49,490,000	51,796,976
11/15/44	3.000%	10,400,000	10,620,189
05/15/45	3.000%	14,800,000	15,145,713
U.S. Treasury (e)
11/15/15	0.375%	30,000,000	30,008,846
Total U.S. Treasury Obligations (Cost: $1,134,925,254)			$1,142,548,997

U.S. Government & Agency Obligations 1.3%
Federal National Mortgage Association Discount Notes
02/02/16	0.170%	20,000,000	19,988,220
Federal National Mortgage Association
11/15/30	6.625%	27,260,000	39,358,261
Total U.S. Government & Agency Obligations (Cost: $56,006,296)			$59,346,481

Foreign Government Obligations(a)(f) 4.2%
Brazil 0.3%
Brazilian Government International Bond
01/22/21	4.875%	8,220,000	7,716,525
01/05/23	2.625%	3,630,000	2,940,300
01/07/25	4.250%	920,000	805,000
Petrobras Global Finance BV

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
Brazil (continued)
01/20/20	5.750%	$2,140,000	$1,596,333
01/27/21	5.375%	3,470,000	2,524,425
Total			15,582,583

Chile 0.1%
Chile Government International Bond
09/14/21	3.250%	2,300,000	2,380,500
10/30/42	3.625%	800,000	682,000
Total			3,062,500

Colombia 0.2%
Colombia Government International Bond
07/12/21	4.375%	4,980,000	5,072,130
01/18/41	6.125%	1,420,000	1,381,958
Ecopetrol SA
01/16/25	4.125%	840,000	707,700
Total			7,161,788

Germany 0.1%
KFW
10/04/22	2.000%	2,880,000	2,892,073
Italy 0.1%
Republic of Italy
09/27/23	6.875%	2,900,000	3,680,088
Mexico 0.6%
Mexico Government International Bond
03/19/19	5.950%	4,720,000	5,293,480
01/15/20	5.125%	5,500,000	6,050,000
01/11/40	6.050%	1,210,000	1,324,950
03/08/44	4.750%	6,220,000	5,675,750
Pemex Project Funding Master Trust
03/05/20	6.000%	1,635,000	1,750,922
Petroleos Mexicanos
01/24/22	4.875%	4,620,000	4,574,770
01/30/23	3.500%	670,000	603,000
06/15/35	6.625%	470,000	440,625
06/02/41	6.500%	850,000	781,830
06/27/44	5.500%	2,460,000	1,974,150
Total			28,469,477

Netherlands —%
Petrobras Global Finance BV
03/17/24	6.250%	2,490,000	1,812,222
Norway 0.1%
Statoil ASA
01/17/23	2.450%	2,750,000	2,621,658

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
Norway (continued)
05/15/43	3.950%	$540,000	$504,151
11/08/43	4.800%	590,000	627,984
Total			3,753,793
Peru 0.1%
Peruvian Government International Bond
03/14/37	6.550%	780,000	895,050
11/18/50	5.625%	1,540,000	1,590,050
Total			2,485,100
Philippines 0.2%
Philippine Government International Bond
01/15/21	4.000%	3,810,000	4,095,643
10/23/34	6.375%	2,700,000	3,529,486
Total			7,625,129
Poland 0.1%
Poland Government International Bond
04/21/21	5.125%	1,095,000	1,232,291
03/17/23	3.000%	2,780,000	2,768,018
Total			4,000,309
South Africa —%
South Africa Government International Bond
01/17/24	4.665%	1,030,000	1,019,700
South Korea —%
Korea Development Bank (The)
03/09/16	3.250%	1,450,000	1,463,578
Spain 2.2%
Spain Government Bond (b)
04/30/25	1.600%	EUR88,470,000	96,964,231
Turkey 0.1%
Turkey Government International Bond
03/23/23	3.250%	3,330,000	2,963,700
04/14/26	4.250%	720,000	654,300
04/16/43	4.875%	720,000	599,400
Total			4,217,400
Uruguay —%
Uruguay Government International Bond
11/20/45	4.125%	760,000	600,400
Total Foreign Government Obligations (Cost: $189,625,786)			$184,790,371

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.3%
California 0.5%
Bay Area Toll Authority Revenue Bonds Build America Bonds Subordinated Series 2010-S1
04/01/40	6.918%	$1,265,000	$1,667,055
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.000%	1,050,000	1,273,828
11/01/50	6.950%	270,000	379,382
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%	2,050,000	2,833,141
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%	900,000	1,107,594
San Diego County Regional Airport Authority Revenue Bonds Taxable Senior Consolidated Rental Car Facility Series 2014
07/01/43	5.594%	935,000	1,019,833
San Diego County Water Authority Financing Corp. Revenue Bonds Build America Bonds Series 2010
05/01/49	6.138%	1,900,000	2,390,903
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%	2,220,000	2,705,958
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/39	7.300%	3,740,000	5,171,896
Series 2010
11/01/40	7.600%	1,245,000	1,826,652
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,000,000	1,445,250
University of California Revenue Bonds Taxable General Series 2013-AJ
05/15/31	4.601%	1,000,000	1,078,590
Total			22,900,082

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Pension Series 2003
06/01/33	5.100%	$3,220,000	$3,017,816
Kentucky 0.1%
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%	2,050,000	2,402,313
Maryland —%
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%	850,000	1,021,343
Missouri —%
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%	1,700,000	2,010,726
New Jersey 0.1%
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/40	7.414%	1,275,000	1,763,045
Series 2010A
01/01/41	7.102%	2,020,000	2,705,628
Rutgers, The State University of New Jersey Revenue Bonds Build America Bonds Series 2010
05/01/40	5.665%	525,000	614,276
Total			5,082,949
New York 0.3%
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	950,000	1,212,096
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New York (continued)
Series 2010
11/15/40	6.687%	$1,650,000	$2,133,368
11/15/40	6.814%	1,100,000	1,439,515
New York City Water & Sewer System Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,501,020
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/51	4.926%	2,000,000	2,154,960
Consolidated 174th
Series 2012
10/01/62	4.458%	1,990,000	1,923,056
Total			11,364,015
Ohio —%
Ohio Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	1,160,000	1,308,712
Texas 0.1%
University of Texas System (The) Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	2,310,000	2,749,639
Washington 0.1%
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	3,545,000	4,201,995
Total Municipal Bonds (Cost: $49,753,039)			$56,059,590

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 0.8%
UNITED STATES 0.8%
U.S. Treasury Bills
06/23/16	0.170%	37,000,000	36,954,564
Total Treasury Bills (Cost: $36,934,209)			$36,954,564

	Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.169% (g)(h)	86,592,240	$86,592,240
Total Money Market Funds (Cost: $86,592,240)		$86,592,240

Total Investments
(Cost: $5,011,764,628) (i)	$5,011,322,701(j)
Other Assets & Liabilities, Net	(609,348,140)
Net Assets	$4,401,974,561

At September 30, 2015, securities totaling $356,873 were pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	12/16/2015	16,170,767 CAD	12,217,732 USD	104,163	—
Barclays	12/16/2015	14,847,259 USD	14,411,314 CHF	—	(18,279)
Deutsche Bank	12/16/2015	2,959,433,999 HUF	10,534,287 USD	—	(12,698)
Deutsche Bank	12/16/2015	1,974,561,356 JPY	16,397,320 USD	—	(84,474)
Deutsche Bank	12/16/2015	10,688,800 USD	89,628,873 SEK	39,429	—
JPMorgan	12/16/2015	18,000,000 AUD	12,573,792 USD	—	(8,751)
JPMorgan	12/16/2015	194,593,089 EUR	218,195,090 USD	467,918	—
JPMorgan	12/16/2015	35,637,704 TRY	11,374,553 USD	—	(128,243)
JPMorgan	12/16/2015	6,282,586 USD	150,875,490 CZK	—	(66,998)
JPMorgan	12/16/2015	2,011,484 USD	1,800,000 EUR	2,508	—
UBS	12/16/2015	6,215,460,006 CLP	9,000,087 USD	133,982	—
UBS	12/16/2015	7,161,897 GBP	11,001,999 USD	171,202	—
UBS	12/16/2015	1,249,123,000 INR	18,526,110 USD	—	(273,372)
UBS	12/16/2015	23,879,188,753 KRW	20,135,581 USD	41,507	—
UBS	12/16/2015	201,556,291 MXN	12,000,000 USD	149,864	—
UBS	12/16/2015	51,937,059 MYR	12,061,556 USD	269,723	—
UBS	12/16/2015	89,940,248 SEK	10,800,000 USD	34,500	—
UBS	12/16/2015	10,400,000 USD	2,916,048,762 HUF	—	(7,634)
UBS	12/16/2015	18,800,000 USD	1,253,020,000 INR	58,133	—
UBS	12/16/2015	9,600,000 USD	11,491,200,000 KRW	69,718	—
UBS	12/16/2015	12,400,000 USD	47,008,464 PLN	—	(57,266)
Westpac	12/16/2015	17,297,930 CAD	13,000,000 USD	42,070	—
Westpac	12/16/2015	154,969,600 CZK	6,400,000 USD	15,748	—
Westpac	12/16/2015	734,624,000 THB	20,190,298 USD	6,511	—
Westpac	12/16/2015	12,743,472 USD	18,400,000 AUD	118,683	—
Total				1,725,659	(657,715)

Futures Contracts Outstanding at September 30, 2015

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(260)	USD	(33,470,939)	12/2015	—	(376,628)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $586,764,542 or 13.33% of net assets.

(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	197,109,094	1,272,201,123	(1,382,717,977)	86,592,240	117,128	86,592,240

(i)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $5,011,765,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$56,708,000
Unrealized Depreciation	(57,150,000)
Net Unrealized Depreciation	$(442,000)

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,619,879,372	—	1,619,879,372
Residential Mortgage-Backed Securities - Agency	—	1,057,066,522	—	1,057,066,522
Residential Mortgage-Backed Securities - Non-Agency	—	292,606,181	—	292,606,181
Commercial Mortgage-Backed Securities - Agency	—	8,279,374	—	8,279,374
Commercial Mortgage-Backed Securities - Non-Agency	—	257,027,056	—	257,027,056
Asset-Backed Securities - Non-Agency	—	158,005,417	—	158,005,417
Inflation-Indexed Bonds	—	52,166,536	—	52,166,536
U.S. Treasury Obligations	1,142,548,997	—	—	1,142,548,997
U.S. Government & Agency Obligations	—	59,346,481	—	59,346,481
Foreign Government Obligations	—	184,790,371	—	184,790,371
Municipal Bonds	—	56,059,590	—	56,059,590
Treasury Bills	36,954,564	—	—	36,954,564
Money Market Funds	—	86,592,240	—	86,592,240
Total Investments	1,179,503,561	3,831,819,140	—	5,011,322,701
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,725,659	—	1,725,659
Liabilities
Forward Foreign Currency Exchange Contracts	—	(657,715)	—	(657,715)
Futures Contracts	(376,628)	—	—	(376,628)
Total	1,179,126,933	3,832,887,084	—	5,012,014,017

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	197,109,094	197,109,094	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,673,603	—	—	1,673,603

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 97.8%
AUSTRALIA 0.9%
Australia Government Bond
02/21/22	1.250%	AUD	$418,843	$311,077
09/20/30	2.500%	AUD	332,440	290,351
08/21/35	2.000%	AUD	277,141	231,587
Australia Government Index-Linked Bond
08/20/20	4.000%	AUD	48,637	40,409
09/20/25	3.000%	AUD	502,480	438,858
Total				1,312,282

CANADA 2.1%
Canadian Government Bond
12/01/21	4.250%	CAD	252,824	243,317
12/01/26	4.250%	CAD	500,050	545,982
12/01/31	4.000%	CAD	536,309	624,354
12/01/36	3.000%	CAD	475,856	529,926
12/01/41	2.000%	CAD	492,161	489,408
12/01/44	1.500%	CAD	561,602	511,949
12/01/47	1.250%	CAD	289,100	251,694
Total				3,196,630

DENMARK 0.2%
Denmark Government Bond
11/15/23	0.100%	DKK	1,653,092	254,770

FRANCE 6.6%
France Government Bond OAT
07/25/24	0.250%	EUR	874,702	1,025,824
France Government Bond OAT
07/25/18	0.250%	EUR	5,188	5,971
07/25/19	1.300%	EUR	58,677	70,835
07/25/20	2.250%	EUR	858,352	1,096,263
07/25/21	0.100%	EUR	85,881	99,762
07/25/23	2.100%	EUR	664,889	891,051
03/01/25	0.100%	EUR	345,597	398,690
07/25/27	1.850%	EUR	506,640	693,679
07/25/29	3.400%	EUR	1,108,781	1,824,670
07/25/40	1.800%	EUR	1,320,962	2,006,979
France Government Bond OAT (b)
07/25/30	0.700%	EUR	1,745,942	2,120,604
Total				10,234,328

GERMANY 2.3%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	5,302	6,099
04/15/30	0.500%	EUR	599,879	747,051
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/20	1.750%	EUR	218,614	269,942
04/15/23	0.100%	EUR	1,126,101	1,317,104
04/15/26	0.100%	EUR	836,601	985,691
04/15/46	0.100%	EUR	141,831	166,469
Total				3,492,356

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
ITALY 7.1%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	$5,341	$6,103
09/15/23	2.600%	EUR	683,478	878,834
09/15/26	3.100%	EUR	2,237,945	3,044,136
09/15/35	2.350%	EUR	77,529	102,433
09/15/41	2.550%	EUR	2,867,312	3,873,503
Italy Buoni Poliennali Del Tesoro (b)
09/15/24	2.350%	EUR	2,376,423	3,000,225
Total				10,905,234

JAPAN 11.9%
Japanese Government CPI-Linked Bond
12/10/16	1.100%	JPY	1,029,000,000	9,139,328
06/10/17	1.200%	JPY	829,600,000	7,489,324
09/10/23	0.100%	JPY	723,800	6,370
03/10/24	0.100%	JPY	102,800	906
09/10/24	0.100%	JPY	154,600,000	1,368,996
03/10/25	0.100%	JPY	34,869,600	309,064
Total				18,313,988

MEXICO 1.0%
Mexican Udibonos
06/13/19	4.000%	MXN	23,893,722	1,527,046

NEW ZEALAND 1.2%
New Zealand Government Bond
09/20/30	3.000%	NZD	2,734,202	1,882,659

SPAIN 2.4%
Spain Government Inflation-Linked Bond (b)
11/30/19	0.550%	EUR	884,212	1,007,261
11/30/24	1.800%	EUR	2,133,100	2,556,053
11/30/30	1.000%	EUR	109,601	116,968
Total				3,680,282

SWEDEN 0.8%
Sweden Inflation-Linked Bond
12/01/20	4.000%	SEK	12,788	1,928
06/01/22	0.250%	SEK	2,507,172	320,673
06/01/25	1.000%	SEK	2,992,616	411,846
12/01/28	3.500%	SEK	2,813,744	503,832
Total				1,238,279

UNITED KINGDOM 23.8%
United Kingdom Gilt Inflation-Linked Bond
11/22/27	1.250%	GBP	647,639	1,234,327
03/22/29	0.125%	GBP	5,446	9,247
07/22/30	4.125%	GBP	607,098	1,615,902
11/22/32	1.250%	GBP	2,245,091	4,682,568
03/22/34	0.750%	GBP	2,238,336	4,405,420
01/26/35	2.000%	GBP	1,087,058	2,586,879
11/22/37	1.125%	GBP	1,099,691	2,446,497

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
UNITED KINGDOM (CONTINUED)
03/22/40	0.625%	GBP	$2,448,479	$5,127,513
11/22/42	0.625%	GBP	322,555	702,124
03/22/44	0.125%	GBP	549,386	1,073,720
11/22/47	0.750%	GBP	1,094,959	2,612,388
03/22/50	0.500%	GBP	935,974	2,167,928
03/22/52	0.250%	GBP	678,447	1,498,870
11/22/55	1.250%	GBP	686,220	2,078,445
03/22/58	0.125%	GBP	838,831	1,905,621
03/22/62	0.375%	GBP	54,830	143,480
03/22/68	0.125%	GBP	334,188	863,282
United Kingdom Gilt Inflation-Linked
03/22/24	0.125%	GBP	975,046	1,597,292
Total				36,751,503

UNITED STATES 37.5%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%		5,093	5,075
04/15/20	0.125%		7,184,655	7,138,350
07/15/20	1.250%		5,472	5,744
01/15/21	1.125%		65,459	68,057
07/15/21	0.625%		1,471,843	1,492,483
01/15/22	0.125%		500,854	488,065
07/15/22	0.125%		2,044,446	1,993,627
01/15/23	0.125%		5,017,662	4,837,473
07/15/23	0.375%		3,091,913	3,038,327
01/15/24	0.625%		126,828	126,216
07/15/24	0.125%		5,026	4,795
01/15/25	0.250%		1,425,754	1,366,552
01/15/25	2.375%		2,335,936	2,688,151
07/15/25	0.375%		5,665,863	5,519,129
01/15/26	2.000%		2,753,542	3,089,130
01/15/27	2.375%		2,473,348	2,894,363
01/15/28	1.750%		1,646,115	1,819,537
04/15/28	3.625%		1,888,691	2,502,958
04/15/32	3.375%		611,761	838,336
02/15/40	2.125%		3,213,135	3,787,650
02/15/41	2.125%		59,939	71,058
02/15/42	0.750%		6,801,799	5,952,812
02/15/43	0.625%		470,954	396,705
02/15/44	1.375%		20,480	20,780
02/15/45	0.750%		582,745	505,357
U.S. Treasury Inflation-Indexed Bond (c)
01/15/29	2.500%		5,996,920	7,194,193
Total				57,844,923

Total Inflation-Indexed Bonds (Cost: $155,612,296)				$150,634,280

Foreign Government Obligations(a)(d) 1.7%
BRAZIL 0.2%
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	1,291,000	314,663

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations(a)(d) (continued)
GREECE —%
Hellenic Republic Government Bond (e)
10/15/42	0.000%	EUR	$12,871,600	$56,093

MEXICO 1.5%
Mexican Bonos
12/17/15	8.000%	MXN	37,630,000	2,245,824

Total Foreign Government Obligations (Cost: $4,169,633)				$2,616,580

Issuer	Notional ($)/ Contracts	Exercise Price ($)		Expiration Date	Value

Options Purchased Calls(a) 0.1%
US 10-Year Note Futures
	50	USD	128.50	10/23/15	39,062
	48	USD	129.00	12/24/15	48,750
USD Call/CAD Put
	1,635,000	USD	1.31	10/16/15	30,856
USD Call/JPY Put
	4,655,000	USD	122.00	10/15/15	13,015
	1,740,000	USD	126.50	10/30/15	1,317
Total Options Purchased Calls (Cost: $133,159)					$133,000

Options Purchased Puts(a) 0.1%
90-Day EURO$ Futures
	162	USD	98.75	10/16/15	1,013
AUD Put/USD Call
	2,255,000	AUD	0.70	11/06/15	20,766
CHF Put/NOK Call
	3,185,000	CHF	7.72	08/02/16	10,539
CHF Put/SEK Call
	1,570,000	CHF	8.26	03/18/16	14,495
EUR Put/USD Call
	7,180,000	EUR	1.11	12/04/15	116,782
Inflation Indexed Floor - Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA(f)
	22,425,000	EUR	—	11/19/15	2
OTC 10-Year Interest Rate Swap(g)
	11,200,000	USD	2.75	01/15/16	17,506
OTC 30-Year Interest Rate Swap(g)
	1,300,000	USD	2.95	01/15/16	15,258
	2,600,000	USD	3.35	01/15/16	5,625
	4,600,000	USD	3.75	01/15/16	1,391
	2,695,000	USD	3.25	03/16/16	21,402

Issuer	Notional ($)/ Contracts	Exercise Price ($)		Expiration Date	Value

Options Purchased Puts (a) (continued)
US 10-Year Note Futures
	77	USD	126.00	10/23/15	$4,813
USD Put/JPY Call
	3,380,000	USD	113.50	10/30/15	5,009
USD Put/MXN Call
	820,000	USD	15.50	10/27/15	14

Total Options Purchased Puts (Cost: $522,789)					$234,615

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.169% (h)(i)(j)	459,632	$459,632
Total Money Market Funds (Cost: $459,632)		$459,632

Total Investments (Cost: $160,897,509) (k)		$154,078,107(l)
Other Assets & Liabilities, Net		12,929
Net Assets		$154,091,036

At September 30, 2015, securities and cash totaling $1,765,378 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	10/05/2015	30,147 USD	27,000 EUR	25	—
Citi	11/10/2015	340,000 AUD	237,742 USD	—	(391)
Citi	12/08/2015	84,157 USD	75,000 EUR	—	(257)
Citi	12/15/2015	513,107 CAD	250,000 GBP	—	(6,300)
Citi	12/15/2015	255,000 GBP	513,223 CAD	—	(1,174)
Deutsche Bank	10/05/2015	21,378,800 EUR	24,085,822 USD	196,046	—
Deutsche Bank	10/05/2015	110,000 EUR	122,666 USD	—	(254)
Deutsche Bank	10/05/2015	34,011,500 GBP	52,472,868 USD	1,022,738	—
Deutsche Bank	10/05/2015	2,048,885,000 JPY	17,099,830 USD	20,175	—
Deutsche Bank	10/05/2015	21,301,681 USD	18,953,800 EUR	—	(121,725)
Deutsche Bank	10/05/2015	1,014,416 USD	671,000 GBP	624	—
Deutsche Bank	10/05/2015	51,145,874 USD	33,735,500 GBP	—	(113,256)
Deutsche Bank	10/05/2015	371,238 USD	44,608,000 JPY	617	—
Deutsche Bank	10/05/2015	533,620 USD	63,936,000 JPY	—	(645)
Deutsche Bank	10/15/2015	940,000 AUD	86,082,756 JPY	58,375	—
Deutsche Bank	10/15/2015	82,126,440 JPY	900,000 AUD	—	(53,446)
Deutsche Bank	10/19/2015	1,860,000 USD	222,539,700 JPY	—	(4,573)
Deutsche Bank	10/20/2015	1,923,000 AUD	1,415,094 USD	66,702	—
Deutsche Bank	10/20/2015	3,364,000 CAD	2,587,903 USD	67,347	—
Deutsche Bank	10/20/2015	335,000 CAD	249,826 USD	—	(1,181)
Deutsche Bank	10/20/2015	1,599,940 DKK	235,203 USD	—	(4,505)
Deutsche Bank	10/20/2015	97,503,000 MXN	6,127,725 USD	369,034	—
Deutsche Bank	10/20/2015	3,907,000 NZD	2,543,938 USD	49,615	—
Deutsche Bank	10/20/2015	9,887,000 SEK	1,154,023 USD	—	(27,705)
Deutsche Bank	10/20/2015	124,010 USD	176,000 AUD	—	(601)
Deutsche Bank	10/20/2015	128,340 USD	170,000 CAD	—	(963)
Deutsche Bank	10/20/2015	2,704,537 USD	45,525,000 MXN	—	(15,754)
Deutsche Bank	10/20/2015	645,395 USD	1,003,000 NZD	—	(5,056)
Deutsche Bank	10/22/2015	1,279,000 BRL	392,019 USD	71,681	—
Deutsche Bank	11/04/2015	18,371,800 EUR	20,652,732 USD	113,512	—
Deutsche Bank	11/04/2015	32,259,500 GBP	48,874,626 USD	81,976	—
Deutsche Bank	11/10/2015	340,000 AUD	242,769 USD	4,636	—
Deutsche Bank	11/10/2015	243,967 USD	340,000 AUD	—	(5,834)
Deutsche Bank	12/08/2015	4,210,000 EUR	4,778,370 USD	68,798	—
Deutsche Bank	12/08/2015	813,065 USD	730,000 EUR	3,558	—
Deutsche Bank	12/08/2015	7,096,148 USD	6,300,000 EUR	—	(48,570)
Deutsche Bank	12/15/2015	286,155 CAD	140,000 GBP	—	(2,641)
Deutsche Bank	12/15/2015	140,000 GBP	284,262 CAD	1,222	—
Total				2,196,681	(414,831)

Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
90DAY EURO$ FUTR	104	USD	25,892,099	12/2015	2,658	—
EURO-BOBL FUTURE	6	EUR	865,001	12/2015	2,271	—
LONG GILT FUTURE	53	GBP	9,545,721	12/2015	155,814	—
US 10YR NOTE (CBT)	18	USD	2,317,219	12/2015	20,572	—
US 5YR NOTE (CBT)	22	USD	2,651,344	12/2015	9,511	—
Total			41,271,384		190,826	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30Y BND	(3)	EUR	(522,071)	12/2015	—	(7,105)
EURO-BTP FUTURE	(14)	EUR	(2,132,065)	12/2015	—	(35,726)
EURO-BUND FUTURE	(12)	EUR	(2,094,320)	12/2015	—	(27,417)
JPN 10Y BOND (OSE)	(9)	JPY	(11,115,242)	12/2015	—	(18,325)
US 10YR NOTE (CBT)	(30)	USD	(3,862,032)	12/2015	—	(24,765)
US 2YR NOTE (CBT)	(51)	USD	(11,170,594)	12/2015	—	(25,000)
US ULTRA BOND (CBT)	(16)	USD	(2,566,500)	12/2015	—	(35,865)
Total			(33,462,824)		—	(174,203)

Options Contracts Written Outstanding at September 30, 2015

Issuer	Puts/Calls	Notional Amount ($)	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)(a)
AUD Put/ USD Call	Put	4,505,000	0.66	32,041	12/10/2015	20,585
CHF Call/SEK Put	Call	1,570,000	9.10	14,790	03/18/2016	16,015
EUR Call/USD Put	Call	3,605,000	1.18	49,711	12/04/2015	9,555
JPN 10 Year Note Futures	Put	3	147.50	4,326	10/30/2015	5,001
OTC 10-Year Interest Rate Swap(m)	Call	4,367,500	2.10	25,987	01/19/2016	70,962
OTC 10-Year Interest Rate Swap(m)	Call	4,367,500	2.15	29,917	01/19/2016	81,454
OTC 10-Year Interest Rate Swap(m)	Put	4,367,500	2.70	74,248	01/19/2016	8,718
OTC 10-Year Interest Rate Swap(m)	Put	4,367,500	2.75	61,145	01/19/2016	7,057
OTC 10-Year Interest Rate Swap(m)	Put	7,200,000	2.90	205,607	02/13/2017	124,456
OTC 10-Year Interest Rate Swap(m)	Call	7,200,000	1.90	142,664	02/13/2017	138,816
OTC 30-Year Interest Rate Swap(m)	Put	1,540,000	1.70	104,216	12/22/2015	34,270
OTC 30-Year Interest Rate Swap(m)	Call	1,540,000	1.70	104,216	12/22/2015	100,256
OTC 30-Year Interest Rate Swap(m)	Put	1,300,000	2.55	74,082	01/15/2016	55,839
US 10 Year Note Futures	Call	50	130.00	20,330	10/23/2015	10,938
US 10 Year Note Futures	Call	48	130.50	24,692	12/24/2015	26,250
USD Call/CAD Put	Call	1,635,000	1.31	11,874	10/16/2015	30,856
USD Call/JPY Put	Call	1,740,000	126.50	15,643	10/30/2015	1,317
USD Call/JPY Put	Call	3,250,000	126.50	17,258	11/25/2015	7,270
USD Call/MXN Put	Call	820,000	17.25	7,200	10/27/2015	7,209
USD Put/ JPY Call	Put	1,740,000	113.50	11,327	10/30/2015	2,579
USD Put/JPY Call	Put	1,640,000	113.50	3,493	10/30/2015	2,430
USD Put/JPY Call	Put	3,250,000	114.00	19,175	11/25/2015	12,074
Total						773,907

Interest Rate Swap Contracts Outstanding at September 30, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount ($)	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs*	3-Month USD LIBOR-BBA	Receive	2.800	02/25/2025	USD	1,500,000	17,205	—	(95,504)
Goldman Sachs*	3-Month USD LIBOR-BBA	Pay	2.160	09/25/2025	USD	2,800,000	(57)	36,523	—
Total								36,523	(95,504)

*Centrally cleared swap contract

Inflation Rate Swap Contracts Outstanding at September 30, 2015

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.04%	07/02/2018	GBP	3,515,000	—	(256,312)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.27%	12/12/2021	GBP	3,155,000	—	(325,289)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.31%	07/02/2023	GBP	2,170,000	—	(258,786)
Total						—	(840,387)

Notes to Portfolio of Investments

(a)    Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $8,801,111 or 5.71% of net assets.

(c)    This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(d)    Principal and interest may not be guaranteed by the government.

(e)    Variable rate security.

(f)     Purchased inflation indexed floor contracts outstanding at September 30, 2015:

Reference Entity	Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Value	Premiums (Paid) ($) Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	Deutsche Bank	Referenced index on expiration date if index exceeds premium amount paid, or $0	Premium equivalent to the referenced index plus 0.155%	11/19/2015	EUR	22,425,000	2	(46,891)	—	(46,889)

(g)    Purchased swaption contracts outstanding at September 30, 2015:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.75	01/19/2026	11,200,000	97,440	17,506
Put - OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.95	01/19/2046	1,300,000	32,503	15,258
Put - OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	3.35	01/19/2046	2,600,000	25,373	5,625
Put - OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	3.75	01/19/2046	4,600,000	16,253	1,391
Put - OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	3.25	03/18/2046	2,695,000	48,241	21,402
Total							219,810	61,182

(h)    The rate shown is the seven-day current annualized yield at September 30, 2015.

(i)     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	21,913,214	300,488,017	(321,941,599)	459,632	13,158	459,632

(j)     At September 30, 2015, cash or short-term securities were designated to cover open put and/or call options written.

(k)    At September 30, 2015, the cost of securities for federal income tax purposes was approximately $160,898,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,550,000
Unrealized Depreciation	(11,370,000)
Net Unrealized Depreciation	$(6,820,000)

(l)     Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

(m)   Written swaption contracts outstanding at September 30,2015:

Description	Counterparty	Floating Rate Index	Fund Pay/ Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
Call - OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.10	01/21/2026	4,367,500	25,987	70,962
Call - OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.15	01/21/2026	4,367,500	29,917	81,454
Call - OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	1.90	02/15/2027	7,200,000	142,664	138,816
Call - OTC 30-Year Interest Rate Swap	Morgan Stanley	6-Month EUR EURIBOR	Receive	1.70	12/24/2045	1,540,000	104,216	100,256
Put - OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	2.70	01/21/2026	4,367,500	74,248	8,718
Put - OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	2.75	01/21/2026	4,367,500	61,145	7,057
Put - OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	2.90	02/15/2027	7,200,000	205,607	124,456
Put - OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	2.55	01/19/2046	1,300,000	74,082	55,839
Put - OTC 30-Year Interest Rate Swap	Morgan Stanley	6-Month EUR EURIBOR	Pay	1.70	12/24/2045	1,540,000	104,216	34,270
Total							822,082	621,828

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Fran
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Inflation-Indexed Bonds	—	150,634,280	—	150,634,280
Foreign Government Obligations	—	2,616,580	—	2,616,580
Options Purchased Calls	87,812	45,188	—	133,000
Options Purchased Puts	5,826	228,789	—	234,615
Money Market Funds	—	459,632	—	459,632
Total Investments	93,638	153,984,469	—	154,078,107
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,196,681	—	2,196,681
Futures Contracts	190,826	—	—	190,826
Swap Contracts	—	36,523	—	36,523
Liabilities
Forward Foreign Currency Exchange Contracts	—	(414,831)	—	(414,831)
Futures Contracts	(174,203)	—	—	(174,203)
Options Contracts Written	(42,189)	(731,718)	—	(773,907)
Swap Contracts	—	(935,891)	—	(935,891)
Total	68,072	154,135,233	—	154,203,305

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	21,913,214	21,913,214	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 81.9%
AUSTRALIA 3.3%
Amcor Ltd.	145,568	$1,353,762
Challenger Ltd.	110,000	555,129
Domino’s Pizza Enterprises Ltd.	87,321	2,483,670
Estia Health Ltd.	166,857	797,722
Insurance Australia Group Ltd.	230,653	788,632
Spotless Group Holdings Ltd.	1,967,896	2,981,949
Total		8,960,864
BELGIUM 0.2%
EVS Broadcast Equipment SA	19,750	510,227
BRAZIL 0.7%
Linx SA	47,500	516,036
Localiza Rent a Car SA	127,600	785,973
Odontoprev SA	281,400	694,894
Total		1,996,903
CAMBODIA 0.4%
NagaCorp Ltd.	1,795,000	1,079,413
CANADA 4.7%
AG Growth International, Inc.	15,355	412,727
Boulder Energy Ltd. (a)	235,987	878,873
CAE, Inc.	98,356	1,042,154
CCL Industries, Inc.	28,930	4,061,039
Keyera Corp.	30,141	830,035
Onex Corp.	18,844	1,087,713
PrairieSky Royalty Ltd.	43,703	830,504
RONA, Inc.	44,935	458,273
ShawCor Ltd.	49,956	1,047,410
Vermilion Energy, Inc.	61,692	1,986,441
Total		12,635,169
CAYMAN ISLANDS 0.4%
Value Partners Group Ltd.	1,122,000	1,055,557
CHINA 2.8%
51job, Inc., ADR (a)	10,084	276,302
AMVIG Holdings Ltd.	484,000	201,618
Bitauto Holdings Ltd., ADR (a)	15,933	474,325
CAR, Inc. (a)	1,050,000	1,519,865
China Everbright Water Ltd. (a)	1,047,600	446,590
Jiangnan Group Ltd.	3,250,000	669,889
Phoenix Healthcare Group Co., Ltd.	572,000	933,691
Sihuan Pharmaceutical Holdings Group Ltd. (b)(c)	8,120,000	1,623,990
TravelSky Technology Ltd., Class H	470,000	594,440

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
WuXi PharmaTech (Cayman), Inc. ADR (a)	16,000	$691,360
Total		7,432,070
DENMARK 2.5%
Novozymes A/S, Class B	63,138	2,750,619
SimCorp AS	79,177	3,984,136
Total		6,734,755
EGYPT 0.4%
Commercial International Bank Egypt SAE	140,948	957,602
FINLAND 1.2%
Konecranes OYJ	30,125	752,675
Sponda OYJ	324,415	1,265,854
Tikkurila OYJ	71,848	1,192,201
Total		3,210,730
FRANCE 1.7%
Eurofins Scientific SE	3,551	1,089,978
Eutelsat Communications SA	59,743	1,829,137
Hipay Group Sa (a)	1,576	12,380
Neopost SA	22,982	597,832
Saft Groupe SA	31,464	1,028,016
Total		4,557,343
GERMANY 3.9%
Aurelius AG	27,065	1,257,026
ElringKlinger AG	37,942	729,218
MTU Aero Engines AG	25,045	2,093,019
Norma Group SE	32,736	1,606,741
Rational AG	3,732	1,490,615
Wirecard AG	67,243	3,208,738
Total		10,385,357
GUATEMALA 0.2%
Tahoe Resources, Inc.	68,239	527,197
GUERNSEY 0.5%
Assura PLC	1,596,000	1,321,856
HONG KONG 1.5%
China Everbright International Ltd.	899,000	1,262,933
Lifestyle International Holdings Ltd.	79,500	113,907
Melco International Development Ltd.	424,890	522,339
Newocean Energy Holdings Ltd.	2,112,000	797,982

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Samsonite International SA	90,600	$296,070
Vitasoy International Holdings Ltd.	728,000	1,076,494
Total		4,069,725
INDIA 2.7%
Amara Raja Batteries Ltd.	26,840	422,739
Colgate-Palmolive Co.	76,386	1,120,298
Container Corp. of India Ltd.	60,421	1,367,849
United Breweries Ltd.	77,854	1,048,375
Zee Entertainment Enterprises Ltd.	554,289	3,329,314
Total		7,288,575
INDONESIA 1.3%
PT Ace Hardware Indonesia Tbk	2,741,100	94,634
PT Arwana Citramulia Tbk	7,744,600	236,231
PT Link Net Tbk (a)	2,663,000	818,119
PT Matahari Department Store Tbk	1,156,700	1,277,588
PT MNC Sky Vision Tbk (a)	1,177,800	119,495
PT Surya Citra Media Tbk	2,526,100	475,006
PT Tower Bersama Infrastructure Tbk (a)	898,300	401,710
Total		3,422,783
ITALY 0.4%
Industria Macchine Automatiche SpA	21,602	965,523
JAPAN 19.7%
Aeon Credit Service Co., Ltd.	59,800	1,183,204
Aeon Mall Co., Ltd.	126,300	1,940,136
Aica Kogyo Co., Ltd.	46,900	938,330
Aozora Bank Ltd.	429,000	1,487,906
Ariake Japan Co., Ltd.	34,500	1,352,165
Bandai Namco Holdings, Inc.	20,000	464,174
Daiseki Co., Ltd.	57,200	976,125
Disco Corp.	10,600	745,517
Doshisha Co., Ltd.	66,100	1,212,933
Dowa Holdings Co., Ltd.	23,000	174,290
Ebara Corp.	73,000	269,674
Ezaki Glico Co., Ltd.	28,700	1,326,365
Familymart Co., Ltd.	43,900	2,001,525
Glory Ltd.	76,300	1,803,352
Hamamatsu Photonics KK	35,500	803,407
Hikari Tsushin, Inc.	14,000	979,895
Hirose Electric Co., Ltd.	10,655	1,159,945
Hoshizaki Electric Co., Ltd.	17,400	1,219,679
Icom, Inc.	2,700	56,099
IHI Corp.	296,000	760,612

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Industrial & Infrastructure Fund Investment Corp.	225	$979,121
Japan Airport Terminal Co., Ltd.	20,700	894,667
Japan Retail Fund Investment Corp.	513	992,583
Jin Co., Ltd.	40,100	1,883,086
Kaken Pharmaceutical Co., Ltd.	6,050	561,546
Kansai Paint Co., Ltd.	71,811	976,660
Kenedix Office Investment Corp.	267	1,269,107
Kintetsu World Express, Inc.	66,200	1,167,553
Milbon Co., Ltd.	9,260	306,917
MISUMI Group, Inc.	29,700	306,502
MonotaRO Co., Ltd	28,400	650,607
Nakanishi, Inc.	4,400	163,686
NGK Insulators Ltd.	101,000	1,932,676
NGK Spark Plug Co., Ltd.	59,500	1,365,872
Nihon Parkerizing Co., Ltd.	19,068	155,910
Nippon Kayaku Co., Ltd.	73,000	760,049
Nippon Shokubai Co., Ltd.	13,200	897,654
NOF Corp.	171,000	1,172,937
Obic Co., Ltd.	24,200	1,107,012
ORIX JREIT, Inc.	1,154	1,561,190
OSG Corp.	57,500	1,088,676
Otsuka Corp.	16,400	799,068
Park24 Co., Ltd.	56,200	1,054,749
Relia, Inc.	114,600	1,184,034
Rinnai Corp.	12,900	984,218
Santen Pharmaceutical Co., Ltd.	107,900	1,448,623
Sega Sammy Holdings, Inc.	40,000	390,349
Stanley Electric Co., Ltd.	45,800	913,783
Suruga Bank Ltd.	55,200	1,027,130
Tamron Co., Ltd.	60,600	1,107,011
TOTO Ltd.	32,500	1,012,819
Ushio, Inc.	148,300	1,781,592
Yamaguchi Financial Group, Inc.	18,000	220,644
Total		52,973,364
JERSEY 0.5%
Regus PLC	302,578	1,403,384
KAZAKHSTAN 0.1%
Halyk Savings Bank of Kazakhstan JSC, GDR	38,483	227,434
MALAYSIA 0.2%
7-Eleven Malaysia Holdings Bhd	101,100	34,031
Astro Malaysia Holdings Bhd	843,300	540,657
Total		574,688

Issuer	Shares	Value

Common Stocks (continued)
MEXICO 0.6%
Grupo Aeroportuario del Sureste SAB de CV, ADR	11,000	$1,674,970
Qualitas Controladora Sab Cv (a)	33,900	46,604
Total		1,721,574
NETHERLANDS 1.8%
Aalberts Industries NV	67,375	1,992,035
Arcadis NV	2,796	65,625
Brunel International NV	2,872	48,635
Core Laboratories NV	10,181	1,016,064
Gemalto NV	25,000	1,620,509
Koninklijke Vopak NV	1,719	68,544
Total		4,811,412
NEW ZEALAND 0.6%
Auckland International Airport Ltd.	396,142	1,240,120
Ryman Healthcare Ltd.	53,714	251,596
SKYCITY Entertainment Group Ltd.	97,225	232,883
Total		1,724,599
NORWAY 0.7%
Atea ASA	64,456	592,454
Orkla ASA	165,241	1,224,770
Total		1,817,224
PANAMA 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	45,959	1,063,951
PHILIPPINES 0.8%
Melco Crown Philippines Resorts Corp. (a)	4,123,000	329,609
Puregold Price Club, Inc.	1,439,300	954,606
Robinsons Retail Holdings, Inc.	589,350	921,852
Total		2,206,067
SINGAPORE 2.2%
Mapletree Commercial Trust	1,528,800	1,348,968
Mapletree Greater China Commercial Trust	2,173,200	1,422,636
Petra Foods Ltd.	109,600	193,480
Siic Environment Holdings Lt (a)	1,086,000	641,721
Singapore Exchange Ltd.	461,800	2,284,489
Total		5,891,294
SOUTH AFRICA 1.8%
Coronation Fund Managers Ltd.	549,655	2,589,528

Issuer	Shares	Value

Common Stocks (continued)
SOUTH AFRICA (CONTINUED)
Northam Platinum Ltd. (a)	206,765	$401,788
Rand Merchant Insurance Holdings Ltd.	652,807	1,951,096
Total		4,942,412
SOUTH KOREA 3.6%
Cheil Worldwide, Inc. (a)	56,917	879,409
CJ Corp.	6,009	1,341,793
CJ Hellovision Co., Ltd.	91,738	869,672
KCC Corp.	4,411	1,541,042
Koh Young Technology, Inc.	68,000	1,972,243
Korea Investment Holdings Co.	8,000	413,768
LF Corp.	35,029	968,843
LS Industrial Systems Co., Ltd.	16,564	636,551
Nongshim Co., Ltd.	3,388	1,048,611
Total		9,671,932
SPAIN 2.5%
Bolsas y Mercados Españoles SHMSF SA	20,009	675,437
Distribuidora Internacional de Alimentacion SA	569,328	3,437,210
Prosegur Cia de Seguridad SA, Registered Shares	330,568	1,588,319
Viscofan SA	15,462	930,897
Total		6,631,863
SWEDEN 3.4%
	45,000	711,832
Hexagon AB, Class B	13,588	414,461
Mekonomen AB	80,569	1,867,441
Modern Times Group MTG AB, Class B	49,719	1,277,732
Recipharm AB, B Shares	53,842	984,215
Sweco AB, Class B	7,945	110,111
Swedish Match AB	34,286	1,035,140
Unibet Group PLC, SDR	32,276	2,699,323
Total		9,100,255
SWITZERLAND 2.2%
Geberit AG	5,197	1,587,469
Inficon Holding AG	3,385	944,716
Panalpina Welttransport Holding AG	2,300	251,334
Partners Group Holding AG	9,498	3,218,463
Total		6,001,982
TAIWAN 3.1%
Advantech Co., Ltd.	126,051	865,611
Delta Electronics, Inc.	184,000	867,884

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Far EasTone Telecommunications Co., Ltd.	625,000	$1,347,930
Ginko International Co., Ltd.	65,000	654,557
Largan Precision Co., Ltd.	9,000	702,405
Novatek Microelectronics Corp., Ltd.	220,000	690,710
President Chain Store Corp.	130,000	810,769
Silergy Corp.	12,000	117,263
St. Shine Optical Co., Ltd.	70,000	858,852
Vanguard International Semiconductor Corp.	739,000	841,666
Voltronic Power Technology Corp.	46,001	598,617
Total		8,356,264
THAILAND 0.4%
Home Product Center PCL, Foreign Registered Shares	4,000,000	756,027
Robinson Department Store PCL, Foreign Registered Shares	212,600	223,306
Total		979,333
UNITED KINGDOM 8.5%
Abcam PLC	131,656	1,157,134
Babcock International Group PLC	37,000	510,742
Cable & Wireless Communications PLC	1,850,959	1,551,221
Charles Taylor PLC	219,461	815,034
Connect Group PLC	123,159	292,505
Domino’s Pizza Group PLC	118,221	1,588,088
Elementis PLC	235,972	796,749
Fidessa Group PLC	41,292	1,120,612
Halfords Group PLC	272,800	1,905,747
Halma PLC	115,611	1,261,835
Jardine Lloyd Thompson Group PLC	75,000	1,156,119
Ocado Group PLC (a)	196,484	951,140
Polypipe Group PLC	237,825	1,186,340
PureCircle Ltd. (a)	118,418	761,331
Rightmove PLC	38,000	2,097,034
Shaftesbury PLC	76,010	1,054,404
Spirax-Sarco Engineering PLC	51,565	2,184,918
WH Smith PLC	108,566	2,568,607
Total		22,959,560
Total Common Stocks (Cost: $226,251,492)		$220,170,241

Issuer	Shares	Value

Rights —%
UNITED KINGDOM —%
Assura Plc Rights (a)	123,860	$8,900
Total Rights (Cost: $—)		$8,900

	Shares	Value

Money Market Funds 17.8%
Columbia Short-Term Cash Fund, 0.169% (d)(e)	47,762,536	$47,762,536
Total Money Market Funds (Cost: $47,762,536)		$47,762,536
Total Investments
(Cost: $274,014,028) (f)		$267,941,677(g)
Other Assets & Liabilities, Net		752,037
Net Assets		$268,693,714

At September 30, 2015, cash totaling $1,014,000 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
mini MSCI EAFE	190	USD	15,670,250	12/2015	—	(404,456)
mini MSCI Emg Mkt	130	USD	5,142,150	12/2015	—	(144,179)
Total			20,812,400		—	(548,635)

Notes to Portfolio of Investments

(a) Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at September 30, 2015 was $1,623,990, which represents 0.60% of net assets. Information concerning such security holdings at September 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Sihuan Pharmaceutical Holdings Group Ltd.	12-24-2013 - 03-09-2015	4,790,025

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $1,623,990, which represents 0.60% of net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	50,441,286	258,290,546	(260,969,296)	47,762,536	31,320	47,762,536

(f)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $274,014,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,726,000
Unrealized Depreciation	(31,798,000)
Net Unrealized Depreciation	$(6,072,000)

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	8,960,864	—	8,960,864
Belgium	—	510,227	—	510,227
Brazil	1,996,903	—	—	1,996,903
Cambodia	—	1,079,413	—	1,079,413
Canada	12,635,169	—	—	12,635,169
Cayman Islands	—	1,055,557	—	1,055,557
China	1,441,987	4,366,093	1,623,990	7,432,070
Denmark	—	6,734,755	—	6,734,755
Egypt	—	957,602	—	957,602
Finland	—	3,210,730	—	3,210,730
France	—	4,557,343	—	4,557,343
Germany	—	10,385,357	—	10,385,357
Guatemala	527,197	—	—	527,197
Guernsey	—	1,321,856	—	1,321,856
Hong Kong	—	4,069,725	—	4,069,725
India	—	7,288,575	—	7,288,575
Indonesia	—	3,422,783	—	3,422,783
Italy	—	965,523	—	965,523
Japan	—	52,973,364	—	52,973,364
Jersey	—	1,403,384	—	1,403,384
Kazakhstan	—	227,434	—	227,434
Malaysia	—	574,688	—	574,688
Mexico	1,721,574	—	—	1,721,574
Netherlands	1,016,064	3,795,348	—	4,811,412
New Zealand	—	1,724,599	—	1,724,599
Norway	—	1,817,224	—	1,817,224
Panama	1,063,951	—	—	1,063,951
Philippines	—	2,206,067	—	2,206,067
Singapore	—	5,891,294	—	5,891,294
South Africa	—	4,942,412	—	4,942,412
South Korea	—	9,671,932	—	9,671,932
Spain	—	6,631,863	—	6,631,863
Sweden	—	9,100,255	—	9,100,255
Switzerland	—	6,001,982	—	6,001,982
Taiwan	—	8,356,264	—	8,356,264
Thailand	—	979,333	—	979,333
United Kingdom	—	22,959,560	—	22,959,560
Total Common Stocks	20,402,845	198,143,406	1,623,990	220,170,241
Rights
United Kingdom	—	8,900	—	8,900
Money Market Funds	—	47,762,536	—	47,762,536
Total Investments	20,402,845	245,914,842	1,623,990	267,941,677
Derivatives
Liabilities
Futures Contracts	(548,635)	—	—	(548,635)
Total	19,854,210	245,914,842	1,623,990	267,393,042

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	50,441,286	50,441,286	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the subscription price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	4,888,917	4,888,917	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Conservative Portfolio

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 19.1%
Global Real Estate 0.2%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1 (a)	328,626	$2,806,462
International 5.5%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1 (a)	817,992	10,707,511
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 (a)	73,050	772,875
Variable Portfolio — DFA International Value Fund, Class 1 (a)	2,055,304	17,901,699
Variable Portfolio — Invesco International Growth Fund, Class 1 (a)	1,766,475	19,095,598
Variable Portfolio — Pyramis® International Equity Fund, Class 1 (a)	1,809,917	18,424,952
Variable Portfolio — Pyrford International Equity Fund, Class 1 (a)	1,717,587	15,956,384
Total		82,859,019
U.S. Large Cap 11.8%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	1,632,021	25,214,724
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1 (a)(b)	388,481	7,097,537
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 (a)(b)	662,564	7,824,876
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	735,703	25,116,897
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 (a)(b)	209,124	3,368,992
Variable Portfolio — Holland Large Cap Growth Fund, Class 1 (a)(b)	801,279	14,983,923
Variable Portfolio — Loomis Sayles Growth Fund, Class 1 (a)(b)	1,266,823	23,854,281
Variable Portfolio — MFS Value Fund, Class 1 (a)(b)	1,163,878	20,519,163
Variable Portfolio — NFJ Dividend Value Fund, Class 1 (a)(b)	821,755	13,608,267
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	860,952	16,452,801
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	1,213,617	17,658,128
Total		175,699,589
U.S. Mid Cap 0.4%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 (a)(b)	173,699	3,107,465

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio — Victory Established Value Fund, Class 1 (a)(b)	125,918	$2,318,152
Total		5,425,617
U.S. Small Cap 1.2%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1 (a)(b)	477,833	8,285,621
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 (a)(b)	297,551	5,058,370
Variable Portfolio — Partners Small Cap Value Fund, Class 1 (a)(b)	263,352	5,446,130
Total		18,790,121
Total Equity Funds (Cost: $272,500,973)		$285,580,808

Fixed-Income Funds 71.6%
Emerging Markets 0.2%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (a)	438,513	3,779,984
Floating Rate 0.2%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 (a)	481,893	3,811,770
High Yield 0.3%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	498,886	4,016,032
Investment Grade 70.6%
Columbia Variable Portfolio — Core Bond Fund, Class 1 (a)	6,237,238	61,561,538
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 (a)	22,438,690	227,977,088
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (a)	4,557,082	43,109,992
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (a)	6,276,426	65,714,182
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	22,311,224	241,407,438
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	14,762,340	160,761,880
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 (a)	15,756,902	164,659,631
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 (a)	8,634,509	$87,726,616
Total		1,052,918,365

	Shares	Value

Fixed-Income Funds (continued)
Multisector 0.3%
Columbia Variable Portfolio — Strategic Income Fund, Class 1 (a)	900,853	4,026,812
Total Fixed-Income Funds (Cost: $1,084,023,118)		$1,068,552,963

Alternative Investment Funds 2.3%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1 (a)(b)	173,131	1,076,872
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1 (a)(b)	2,446,977	23,466,511
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1 (a)	954,835	9,051,838
Total Alternative Investment Funds (Cost: $35,725,407)		$33,595,221

	Shares	Value

Money Market Funds 7.0%
Columbia Short-Term Cash Fund, 0.169% (a)(c)	7,528,090	$7,528,090
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010% (a)(c)	96,577,634	96,577,634
Total Money Market Funds (Cost: $104,105,724)		$104,105,724
Total Investments
(Cost: $1,496,355,222)		$1,491,834,716(d)
Other Assets & Liabilities, Net		(51,725)
Net Assets		$1,491,782,991

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	8,281,828	(753,738)	—	7,528,090	—	1,264	7,528,090
Columbia Variable Portfolio – Cash Management Fund, Class 1	96,010,205	10,119,977	(9,552,548)	—	96,577,634	418,171	7,386	96,577,634
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	1,660,350	—	—	—	1,660,350	—	—	1,076,872
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	24,728,727	558,796	(4,814,097)	1,295,503	21,768,929	—	—	25,214,724
Columbia Variable Portfolio – Core Bond Fund, Class 1	147,992,763	4,361,949	(94,905,888)	3,176,735	60,625,559	—	1,201,020	61,561,538
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1	26,297,386	—	(2,246,400)	(13,665)	24,037,321	—	—	23,466,511
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	16,792,404	—	(15,727,073)	5,192,113	6,257,444	—	—	7,097,537
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	3,632,354	531,402	—	—	4,163,756	—	57,263	3,779,984
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	—	13,022,833	—	—	13,022,833	—	19,153	10,707,511
Columbia Variable Portfolio – Global Bond Fund, Class 1	1,454,086	—	(1,425,901)	(28,185)	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	12,584,966	560,791	(9,206,567)	492,774	4,431,964	323,849	367,524	4,016,032
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1	84,236,441	168,608,208	(20,594,031)	(1,858,719)	230,391,899	—	3,727,930	227,977,088
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	5,023,576	1,946,542	(735,316)	245,833	6,480,635	—	—	7,824,876
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	15,200,340	10,022,088	(1,822,736)	361,940	23,761,632	—	—	25,116,897
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	113,816,297	3,955,417	(69,516,822)	(746,930)	47,507,962	35,220	2,348,637	43,109,992

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1	981,658	—	(1,128,478)	146,820	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1	3,252,331	—	(3,608,130)	355,799	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	4,375,295	159,111	(1,899,250)	478,266	3,113,422	—	—	3,368,992
Columbia Variable Portfolio – Strategic Income Fund, Class 1	22,963,950	2,121,137	(19,418,795)	385,891	6,052,183	—	1,566,567	4,026,812
Columbia Variable Portfolio – U.S. Equities Fund, Class 1	1,087,145	9,372,095	(1,077,328)	88,248	9,470,160	—	—	8,285,621
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	99,906,235	3,717,764	(39,155,798)	1,051,081	65,519,282	370,209	2,084,669	65,714,182
Variable Portfolio – American Century Diversified Bond Fund, Class 1	207,213,028	56,095,833	(17,251,301)	589,292	246,646,852	—	6,353,617	241,407,438
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	3,583,817	7,373,182	(1,077,328)	148,065	10,027,736	—	1,417,042	9,051,838
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	35,331,116	—	(38,062,964)	2,731,848	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	4,640,122	91,775	(3,573,534)	(158,061)	1,000,302	—	22,584	772,875
Variable Portfolio – DFA International Value Fund, Class 1	13,458,230	9,124,267	(529,926)	32,103	22,084,674	—	336,018	17,901,699
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	8,480,215	806,506	(4,545,228)	(152,470)	4,589,023	388,150	648,460	3,811,770
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	938,326	—	(713,831)	(224,495)	—	—	—	—
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	10,827,130	163,541	(1,255,508)	520,869	10,256,032	—	—	14,983,923
Variable Portfolio – Invesco International Growth Fund, Class 1	26,991,167	2,061,067	(6,947,928)	581,799	22,686,105	—	229,101	19,095,598
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	179,968,674	14,439,520	(32,870,320)	681,508	162,219,382	1,121,502	3,158,827	160,761,880
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	7,655,662	163,541	(5,727,478)	970,207	3,061,932	—	—	3,107,465
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	11,210,703	12,463,541	(1,366,269)	319,569	22,627,544	—	—	23,854,281
Variable Portfolio – MFS Value Fund, Class 1	19,989,146	204,427	(6,493,176)	2,964,262	16,664,659	—	—	20,519,163
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	2,311,241	573,621	(2,445,684)	(439,178)	—	413,762	23,198	—
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	3,037,223	594,066	—	—	3,631,289	550,423	195,737	2,806,462
Variable Portfolio – NFJ Dividend Value Fund, Class 1	13,178,972	399,994	(6,460,848)	2,884,587	10,002,705	—	—	13,608,267
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	12,948,747	163,541	(1,712,694)	666,309	12,065,903	—	—	16,452,801
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	1,798,509	5,027,771	(1,077,328)	125,640	5,874,592	—	—	5,058,370
Variable Portfolio – Partners Small Cap Value Fund, Class 1	9,454,623	—	(6,367,656)	2,141,457	5,228,424	—	—	5,446,130
Variable Portfolio – Pyramis® International Equity Fund, Class 1	24,295,861	3,523,275	(8,856,031)	1,422,912	20,386,017	398,329	367,386	18,424,952
Variable Portfolio – Pyrford International Equity Fund, Class 1	21,739,370	1,082,426	(6,236,615)	457,584	17,042,765	—	467,305	15,956,384
Variable Portfolio – Sit Dividend Growth Fund, Class 1	19,336,422	179,330	(9,855,366)	4,290,958	13,951,344	—	—	17,658,128
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	118,960,775	52,286,301	(8,228,942)	(30,264)	162,987,870	568,085	1,451,218	164,659,631
Variable Portfolio – Victory Established Value Fund, Class 1	5,436,536	163,541	(4,270,489)	732,043	2,061,631	—	—	2,318,152

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	172,933,939	2,531,752	(86,561,426)	(16,879)	88,887,386	69,191	882,869	87,726,616
Total	1,617,716,063	406,852,756	(560,076,766)	31,863,169	1,496,355,222	4,656,891	26,934,775	1,491,834,716

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	—	285,580,808	—	285,580,808
Fixed-Income Funds	—	1,068,552,963	—	1,068,552,963
Alternative Investment Funds	—	33,595,221	—	33,595,221
Money Market Funds	—	104,105,724	—	104,105,724
Total Investments	—	1,491,834,716	—	1,491,834,716

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,634,729,671	1,634,729,671	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – DFA International Value Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
AUSTRALIA 5.9%
Alumina Ltd.	858,644	$683,119
Asciano Ltd.	593,228	3,512,092
Aurizon Holdings Ltd.	547,128	1,932,919
Bank of Queensland Ltd.	164,561	1,347,170
Bendigo & Adelaide Bank Ltd.	214,658	1,500,197
BHP Billiton Ltd.	1,376,876	21,746,802
BHP Billiton Ltd., ADR	98,733	3,121,938
Boral Ltd.	393,776	1,464,522
Echo Entertainment Group Ltd.	361,800	1,237,996
Fortescue Metals Group Ltd.	486,684	628,276
Harvey Norman Holdings Ltd.	287,196	786,677
Incitec Pivot Ltd.	802,476	2,211,819
Lend Lease Group	184,104	1,629,904
Macquarie Group Ltd.	197,681	10,713,348
National Australia Bank Ltd.	364,008	7,703,474
Newcrest Mining Ltd. (a)	504,949	4,543,925
Orica Ltd.	130,494	1,384,992
Origin Energy Ltd. (b)(c)	460,450	1,632,109
Primary Health Care Ltd	1,262	3,376
Qantas Airways Ltd. (a)	592,352	1,555,146
QBE Insurance Group Ltd.	396,492	3,610,771
Rio Tinto Ltd.	190,750	6,562,650
Santos Ltd.	667,074	1,887,715
South32 Ltd. (a)	483,166	467,025
South32 Ltd., ADR (a)	31,453	149,716
Suncorp Group Ltd.	571,222	4,914,014
Tabcorp Holdings Ltd	161,377	531,281
Tatts Group Ltd.	703,502	1,866,519
Treasury Wine Estates Ltd.	292,784	1,356,679
Wesfarmers Ltd.	348,376	9,630,206
Woodside Petroleum Ltd.	438,228	8,968,977
Total		109,285,354
AUSTRIA 0.2%
Erste Group Bank AG (a)	43,396	1,257,848
OMV AG	47,202	1,146,116
Raiffeisen Bank International AG (a)	27,151	355,264
Total		2,759,228
BELGIUM 1.5%
Ageas	97,010	3,978,783
Colruyt SA	33,054	1,589,293
Delhaize Group	87,793	7,759,699
KBC Groep NV	96,304	6,065,978
Proximus	81,661	2,815,912
Solvay SA	32,929	3,356,426
UCB SA	21,796	1,701,186

Issuer	Shares	Value

Common Stocks (continued)
BELGIUM (CONTINUED)
Umicore SA	30,334	$1,167,520
Total		28,434,797
CANADA 8.4%
Agnico Eagle Mines Ltd.	42,147	1,068,440
Agnico Eagle Mines Ltd.	117,342	2,971,099
Agrium, Inc.	49,712	4,449,224
Bank of Montreal	237,874	12,976,027
Bank of Montreal	42,400	2,312,381
Barrick Gold Corp.	453,570	2,884,705
Barrick Gold Corp.	145,771	927,385
Blackberry Ltd. (a)	154,986	951,169
Bonavista Energy Corp.	31,542	72,562
Cameco Corp.	59,010	718,152
Cameco Corp.	174,309	2,125,146
Canadian Natural Resources Ltd.	476,217	9,262,421
Canadian Natural Resources Ltd.	288,734	5,623,227
Canadian Oil Sands Ltd.	391,181	1,849,646
Canadian Tire Corp., Ltd., Class A	54,329	4,887,371
Cenovus Energy, Inc.	155,695	2,360,336
Cenovus Energy, Inc.	326,910	4,958,155
Crescent Point Energy Corp.	141,206	1,613,985
Crescent Point Energy Corp.	324,280	3,710,570
Eldorado Gold Corp.	176,636	566,506
Empire Co., Ltd., Class A	168,855	3,473,263
Enbridge Income Fund Holdings, Inc.	8,000	187,756
EnCana Corp.	346,210	2,229,592
EnCana Corp.	394,109	2,536,827
Enerplus Corp.	27,360	132,970
Enerplus Corp.	76,824	374,190
Ensign Energy Services, Inc.	46,225	284,382
Fairfax Financial Holdings Ltd.	21,144	9,629,115
Finning International, Inc.	66,708	978,751
First Quantum Minerals Ltd.	292,473	1,071,707
Genworth MI Canada, Inc.	14,910	321,216
George Weston Ltd.	14,996	1,213,165
Goldcorp, Inc.	305,300	3,827,403
Goldcorp, Inc.	2,887	36,145
Hudson’s Bay Co.	11,501	194,599
Husky Energy, Inc.	242,336	3,778,952
IAMGOLD Corp. (a)	5,200	8,495
Industrial Alliance Insurance & Financial Services, Inc.	57,010	1,701,115
Kinross Gold Corp. (a)	502,300	873,238
Loblaw Companies Ltd.	2,429	125,063
Lundin Mining Corp. (a)	283,911	802,056
Magna International, Inc.	14,024	672,669
Manulife Financial Corp.	27,186	420,839

Issuer	Shares	Value

Common Stocks (continued)
CANADA (CONTINUED)
Manulife Financial Corp.	713,154	$11,029,973
Maple Leaf Foods, Inc.	25,869	427,047
MEG Energy Corp. (a)	124,392	768,070
New Gold, Inc. (a)	20,150	45,449
Pacific Exploration and Production Corp.	191,132	426,807
Pan American Silver Corp.	9,414	59,821
Pan American Silver Corp.	6,100	38,735
Pengrowth Energy Corp.	162,730	139,012
Penn West Petroleum Ltd.	148,279	66,667
Precision Drilling Corp.	150,594	557,463
Silver Wheaton Corp.	26,000	312,507
Sun Life Financial, Inc.	11,651	375,861
Sun Life Financial, Inc.	151,020	4,870,664
Suncor Energy, Inc.	801,453	21,434,138
Suncor Energy, Inc.	211,384	5,648,180
Teck Resources Ltd., Class B	218,255	1,041,802
Thomson Reuters Corp.	30,678	1,233,097
TMX Group Ltd.	2,804	98,460
Tourmaline Oil Corp. (a)	75,519	1,758,243
TransAlta Corp.	800	3,720
TransAlta Corp.	147,821	686,767
Turquoise Hill Resources Ltd. (a)	248,356	634,615
Whitecap Resources, Inc.	140,924	1,113,030
WSP Global, Inc.	8,800	297,004
Yamana Gold, Inc.	334,663	564,250
Total		154,793,397
DENMARK 1.7%
AP Moller - Maersk A/S, Class A	1,833	2,756,081
AP Moller - Maersk A/S, Class B	3,400	5,229,320
Carlsberg A/S, Class B	54,723	4,200,100
Danske Bank A/S	146,944	4,434,276
DSV A/S	32,899	1,228,290
FLSmidth & Co. A/S	4,694	155,709
H Lundbeck A/S (a)	26,684	711,323
ISS A/S	21,798	723,080
Jyske Bank A/S (a)	6,045	334,146
Rockwool International A/S, Class B	957	136,369
TDC A/S	436,871	2,248,685
Vestas Wind Systems A/S	192,157	9,974,259
Total		32,131,638
FINLAND 0.7%
Fortum OYJ	209,607	3,098,661
Kesko OYJ, Class A	116	3,758
Kesko OYJ, Class B	5,614	198,606
Neste OYJ	67,957	1,561,985

Issuer	Shares	Value

Common Stocks (continued)
FINLAND (CONTINUED)
Stora Enso OYJ, Class R	365,243	$2,756,867
UPM-Kymmene OYJ	295,366	4,422,561
Total		12,042,438
FRANCE 9.9%
ArcelorMittal	727,077	3,785,137
AXA SA	768,596	18,580,762
BNP Paribas SA	302,368	17,724,444
Bollore SA	269,012	1,307,583
Bouygues SA	114,258	4,051,028
Casino Guichard Perrachon SA	30,576	1,622,866
Cie de Saint-Gobain	298,064	12,892,621
Cie Generale des Etablissements Michelin	44,998	4,093,858
CNP Assurances	114,761	1,591,383
Credit Agricole SA	268,026	3,071,292
Eiffage SA	1,300	80,330
Electricite de France SA	93,967	1,655,304
Engie	719,567	11,610,394
Eramet (a)	1,530	56,358
Lagardere SCA	42,592	1,177,433
Natixis SA	324,980	1,793,512
Orange SA	1,134,294	17,136,054
Peugeot SA (a)	408,326	6,139,023
Renault SA	125,924	9,005,275
Rexel SA	90,320	1,108,140
SCOR SE	86,902	3,111,706
Societe Generale SA	411,399	18,318,928
STMicroelectronics NV	306,123	2,080,077
Thales SA	6,636	460,995
Total SA	868,863	39,028,860
Vallourec SA	34,438	304,616
Vivendi SA	31,845	751,881
Total		182,539,860
GERMANY 7.0%
Allianz SE, Registered Shares	173,640	27,212,043
Bayerische Motoren Werke AG	188,558	16,691,229
Commerzbank AG (a)	461,923	4,863,190
Daimler AG, Registered Shares	401,239	29,075,127
Deutsche Bank AG, Registered Shares	60,389	1,628,087
Deutsche Bank AG, Registered Shares	463,958	12,478,525
Deutsche Lufthansa AG, Registered Shares (a)	114,947	1,595,889
Deutsche Telekom AG, Registered Shares	131,417	2,332,638
E.ON SE	665,080	5,705,240

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Fraport AG Frankfurt Airport Services Worldwide	11,462	$706,853
Hannover Rueckversicherung AG	17,219	1,761,276
HeidelbergCement AG	86,649	5,931,289
K+S AG	104,958	3,509,605
Metro AG	68,922	1,901,461
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	34,141	6,361,369
OSRAM Licht AG	7,101	366,700
RWE AG	153,180	1,737,307
Talanx AG	41,201	1,231,976
Telefonica Deutschland Holding AG	212,149	1,294,558
Volkswagen AG	19,985	2,343,663
Total		128,728,025
HONG KONG 2.6%
Cathay Pacific Airways Ltd.	998,000	1,879,412
Cheung Kong Property Holding Ltd.	188,768	1,382,975
CK Hutchison Holdings Ltd.	411,768	5,356,129
FIH Mobile Ltd.	1,093,000	502,798
Guoco Group Ltd.	1,000	11,504
Hang Lung Group Ltd.	360,000	1,225,617
Hang Lung Properties Ltd.	1,803,000	4,055,594
Henderson Land Development Co., Ltd.	233,536	1,396,472
Hongkong & Shanghai Hotels Ltd. (The)	105,750	119,258
Hopewell Holdings Ltd.	200,500	682,938
Kerry Logistics Network Ltd.	59,000	84,076
Kerry Properties Ltd.	455,000	1,249,251
MTR Corp.	499,005	2,169,677
New World Development Co., Ltd.	4,434,790	4,318,975
NWS Holdings Ltd.	321,469	423,751
Orient Overseas International Ltd.	130,000	611,691
Shangri-La Asia Ltd.	968,000	840,398
Sino Land Co., Ltd.	914,889	1,393,020
Sun Hung Kai Properties Ltd.	640,476	8,353,929
Swire Pacific Ltd., Class A	424,500	4,758,025
Swire Pacific Ltd., Class B	122,500	252,556
Wharf Holdings Ltd. (The)	540,000	3,046,899
Wheelock & Co., Ltd.	684,000	2,970,561
Yue Yuen Industrial Holdings Ltd.	162,000	602,715
Total		47,688,221
IRELAND 0.2%
Bank of Ireland (a)	9,853,820	3,831,708
Bank of Ireland, ADR (a)	27,096	418,904
Total		4,250,612

Issuer	Shares	Value

Common Stocks (continued)
ISRAEL 0.5%
Azrieli Group	4,510	$180,297
Bank Hapoalim BM	568,556	2,861,046
Bank Leumi Le-Israel BM (a)	449,830	1,679,065
Elbit Systems Ltd.	400	29,844
Israel Discount Bank Ltd., Class A (a)	525,173	960,212
Mizrahi Tefahot Bank Ltd.	81,034	958,195
Teva Pharmaceutical Industries Ltd., ADR	61,440	3,468,902
Total		10,137,561
ITALY 1.5%
Banca Monte dei Paschi di Siena SpA (a)	544,236	968,142
Banco Popolare SC (a)	44,104	651,505
Intesa Sanpaolo SpA	59,655	210,374
Mediobanca SpA	163,222	1,603,157
Telecom Italia SpA (a)	4,606,798	5,672,693
UniCredit SpA	2,480,237	15,436,786
Unione di Banche Italiane SCPA	430,913	3,052,723
Total		27,595,380
JAPAN 21.0%
77 Bank Ltd. (The)	154,000	874,777
Aeon Co., Ltd.	490,100	7,603,364
Aisin Seiki Co., Ltd.	125,100	4,197,351
Alfresa Holdings Corp.	63,400	1,082,709
Amada Holdings Co., Ltd.	158,400	1,207,731
Asahi Glass Co., Ltd.	684,000	3,996,829
Asahi Kasei Corp.	946,000	6,670,665
Bank of Kyoto Ltd. (The)	115,000	1,169,635
Bank of Yokohama Ltd. (The)	470,000	2,856,673
Brother Industries Ltd.	66,800	805,210
Calsonic Kansei Corp.	32,000	240,298
Canon Marketing Japan, Inc.	21,000	310,656
Chiba Bank Ltd. (The)	267,000	1,895,990
Chugoku Bank Ltd. (The)	51,000	756,914
Citizen Holdings Co., Ltd.	223,000	1,541,213
Coca-Cola East Japan Co., Ltd.	15,100	243,961
Coca-Cola West Co., Ltd.	30,600	596,550
COMSYS Holdings Corp.	19,000	226,623
Cosmo Oil Company Ltd. (a)(b)	256,000	349,969
Dai Nippon Printing Co., Ltd.	228,000	2,203,021
Daicel Corp.	41,000	503,308
Daido Steel Co., Ltd.	95,000	301,159
Daihatsu Motor Co., Ltd.	135,600	1,568,542
Daiichi Sankyo Co., Ltd.	88,200	1,530,443
Dainippon Sumitomo Pharma Co., Ltd.	35,700	356,898
Denka Co., Ltd.	160,000	631,345

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
DIC Corp.	309,000	$693,163
Ebara Corp.	129,000	476,547
Fuji Electric Co., Ltd.	66,000	239,360
Fuji Media Holdings, Inc.	11,100	129,343
FUJIFILM Holdings Corp.	179,100	6,695,147
Fujikura Ltd.	25,000	103,362
Fukuoka Financial Group, Inc.	326,000	1,552,691
Fukuyama Transporting Co., Ltd.	19,000	102,632
Furukawa Electric Co., Ltd.	342,000	538,397
Glory Ltd.	16,800	397,068
Gunma Bank Ltd. (The)	114,000	729,645
H2O Retailing Corp.	25,700	486,203
Hachijuni Bank Ltd. (The)	126,000	894,375
Hankyu Hanshin Holdings, Inc.	518,000	3,168,121
Hiroshima Bank Ltd. (The)	161,000	930,466
Hitachi Capital Corp.	15,500	378,307
Hitachi Chemical Co., Ltd.	36,500	503,601
Hitachi Construction Machine Co., Ltd.	74,900	1,003,851
Hitachi High-Technologies Corp.	25,900	560,821
Hitachi Ltd.	2,141,000	10,803,551
Hitachi Transport System Ltd	13,300	219,296
Hokuhoku Financial Group, Inc.	284,000	650,269
Honda Motor Co., Ltd.	790,000	23,578,903
House Foods Group, Inc.	28,700	485,379
Ibiden Co., Ltd.	75,900	993,631
Idemitsu Kosan Co., Ltd.	42,100	644,904
Iida Group Holdings Co., Ltd.	34,700	542,863
Inpex Corp.	90,600	810,031
ITOCHU Corp.	672,000	7,103,869
Iyo Bank Ltd. (The)	77,600	892,067
J Front Retailing Co., Ltd.	146,500	2,373,095
JFE Holdings, Inc.	281,500	3,697,209
Joyo Bank Ltd. (The)	105,000	553,157
JSR Corp.	30,900	445,421
JTEKT Corp.	46,600	652,447
JX Holdings, Inc.	899,700	3,248,745
K’s Holdings Corp.	20,200	634,025
Kamigumi Co., Ltd.	103,000	843,992
Kaneka Corp.	166,000	1,222,447
Kawasaki Kisen Kaisha Ltd.	605,000	1,330,183
Kinden Corp.	9,800	124,296
Kirin Holdings Co., Ltd.	16,200	212,491
Kobe Steel Ltd.	2,331,000	2,527,444
Konica Minolta, Inc.	251,800	2,652,653
Kuraray Co., Ltd.	229,800	2,864,010
Kyocera Corp.	40,600	1,859,479
LIXIL Group Corp.	131,000	2,666,137
Marubeni Corp.	1,231,700	6,034,565

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Marui Group Co., Ltd.	76,900	$927,582
Medipal Holdings Corp.	53,600	850,471
Mitsubishi Chemical Holdings Corp.	970,300	5,066,506
Mitsubishi Corp.	244,100	4,001,180
Mitsubishi Gas Chemical Co., Inc.	156,000	720,110
Mitsubishi Heavy Industries Ltd.	892,000	3,989,238
Mitsubishi Logistics Corp.	24,000	278,304
Mitsubishi Materials Corp.	790,000	2,400,356
Mitsubishi UFJ Financial Group, Inc.	4,011,200	24,236,633
Mitsui & Co., Ltd.	447,400	5,028,551
Mitsui Chemicals, Inc.	556,000	1,781,968
Mitsui OSK Lines Ltd.	441,000	1,059,302
Mizuho Financial Group, Inc.	11,039,100	20,649,762
MS&AD Insurance Group Holdings, Inc.	94,500	2,535,423
Nagase & Co., Ltd.	31,400	365,597
NEC Corp.	1,970,000	6,065,254
NH Foods Ltd.	55,000	1,122,379
NHK Spring Co., Ltd.	91,400	886,258
Nikon Corp.	192,200	2,324,350
Nippo Corp.	18,000	306,781
Nippon Electric Glass Co., Ltd.	156,000	753,509
Nippon Express Co., Ltd.	623,000	2,976,915
Nippon Paper Industries Co., Ltd.	49,100	749,496
Nippon Shokubai Co., Ltd.	8,400	571,234
Nippon Steel & Sumitomo Metal Corp.	337,700	6,153,820
Nippon Yusen KK	1,193,000	2,764,699
Nishi-Nippon City Bank Ltd. (The)	175,000	480,865
Nissan Motor Co., Ltd.	1,204,800	11,077,652
Nissan Shatai Co., Ltd.	5,800	64,162
Nisshin Seifun Group, Inc.	59,335	862,814
Nisshinbo Holdings, Inc.	61,000	687,938
NOK Corp.	40,900	884,900
Nomura Holdings, Inc.	457,400	2,654,917
Nomura Real Estate Holdings, Inc.	10,500	211,093
NTN Corp.	289,000	1,192,350
NTT DoCoMo, Inc.	270,000	4,554,103
NTT DoCoMo, Inc., ADR	231	3,899
Obayashi Corp.	146,000	1,245,699
Oji Holdings Corp.	561,000	2,407,915
Otsuka Holdings Co., Ltd.	109,500	3,496,506
Resona Holdings, Inc.	980,250	4,994,617
Ricoh Co., Ltd.	550,900	5,560,190
Rohm Co., Ltd.	5,200	231,245
Sankyo Co., Ltd.	15,700	558,545
SBI Holdings, Inc.	65,000	734,430
Sega Sammy Holdings, Inc.	35,900	350,338
Seino Holdings Corp.	62,000	646,854
Sekisui House Ltd.	367,800	5,761,191

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Shiga Bank Ltd. (The)	4,000	$20,310
Shinsei Bank Ltd.	441,000	906,540
Shizuoka Bank Ltd. (The)	88,000	883,154
Showa Denko KK	672,000	737,533
Showa Shell Sekiyu KK	72,100	568,350
SKY Perfect JSAT Holdings, Inc.	97,500	458,320
Sojitz Corp.	524,100	976,359
Sompo Japan Nipponkoa Holdings, Inc.	88,600	2,573,373
Sony Corp.	136,600	3,348,356
Stanley Electric Co., Ltd.	22,100	440,930
Sumitomo Chemical Co., Ltd.	1,104,000	5,582,629
Sumitomo Corp.	206,900	2,000,809
Sumitomo Electric Industries Ltd.	365,600	4,677,180
Sumitomo Forestry Co., Ltd.	81,100	908,408
Sumitomo Heavy Industries Ltd.	291,000	1,153,114
Sumitomo Metal Mining Co., Ltd.	370,000	4,203,111
Sumitomo Mitsui Financial Group, Inc.	600,500	22,771,148
Sumitomo Mitsui Trust Holdings, Inc.	986,000	3,613,735
Sumitomo Rubber Industries Ltd.	140,000	1,943,365
Suzuken Co., Ltd.	31,240	1,041,761
Suzuki Motor Corp.	58,000	1,783,497
T&D Holdings, Inc.	394,400	4,658,597
Takashimaya Co., Ltd.	125,000	1,009,985
TDK Corp.	54,700	3,093,714
Teijin Ltd.	611,000	1,855,903
The Dai-ichi Life Insurance Co., Ltd.	192,900	3,070,938
THK Co., Ltd.	39,500	629,177
Tokai Rika Co., Ltd.	29,900	617,343
Tokio Marine Holdings, Inc.	79,800	2,981,328
Toppan Printing Co Ltd	226,000	1,820,540
Toshiba Corp.	1,913,000	4,819,341
Toshiba TEC Corp.	10,000	31,880
Tosoh Corp.	153,000	736,325
Toyo Seikan Group Holdings Ltd.	65,700	1,045,777
Toyoda Gosei Co., Ltd.	37,500	737,056
Toyota Boshoku Corp.	22,600	383,736
Toyota Tsusho Corp.	151,100	3,184,923
Ube Industries Ltd.	267,000	465,395
UNY Group Holdings Co., Ltd.	89,400	562,466
Wacoal Holdings Corp.	15,000	179,474
Yamada Denki Co., Ltd.	391,900	1,579,952
Yamaguchi Financial Group, Inc.	82,000	1,005,154
Yamaha Corp.	65,600	1,452,921
Yamato Kogyo Co., Ltd.	12,900	258,611
Yamazaki Baking Co., Ltd	33,000	508,490
Yokohama Rubber Co., Ltd. (The)	64,900	1,144,650
Zeon Corp.	18,000	142,149
Total		389,767,201

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
NETHERLANDS 2.0%
Aegon NV	387,797	$2,225,120
Akzo Nobel NV	21,702	1,406,246
Boskalis Westminster	29,048	1,268,467
ING Groep NV-CVA	946,604	13,380,347
Koninklijke Ahold NV	87,815	1,708,346
Koninklijke DSM NV	118,043	5,433,670
Koninklijke KPN NV	682,155	2,548,930
Koninklijke Philips NV	104,665	2,455,441
Koninklijke Philips NV	278,420	6,547,234
Total		36,973,801
NEW ZEALAND 0.1%
Auckland International Airport Ltd.	91,445	286,268
Contact Energy Ltd.	25,312	80,327
Fletcher Building Ltd.	223,659	975,158
Total		1,341,753
NORWAY 0.7%
DNB ASA	3,796	49,361
Norsk Hydro ASA	821,291	2,735,964
Petroleum Geo-Services ASA	16,305	62,686
Seadrill Ltd.	153,385	894,560
Seadrill Ltd.	139,202	821,292
SpareBank 1 SR-Bank ASA	6,539	32,568
Statoil ASA	377,962	5,509,689
Statoil ASA, ADR	46,724	680,301
Stolt-Nielsen Ltd.	3,206	45,944
Storebrand ASA (a)	148,298	486,012
Subsea 7 SA (a)	80,532	605,418
Wilh Wilhelmsen ASA	4,060	17,455
Yara International ASA	19,710	786,020
Total		12,727,270
PAPUA NEW GUINEA —%
Oil Search Ltd.	42,784	217,232
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)(c)	533,756	23,857
EDP Renovaveis SA	104,742	686,432
Total		710,289

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE 1.0%
CapitaLand Ltd.	560,700	$1,058,725
City Developments Ltd.	228,100	1,235,946
DBS Group Holdings Ltd.	289,375	3,303,025
Frasers Centrepoint Ltd.	69,300	72,339
Golden Agri-Resources Ltd.	3,841,000	892,800
Hutchison Port Holdings Trust	3,179,500	1,750,620
Noble Group Ltd.	2,289,300	669,860
Olam International Ltd.	205,000	291,806
OUE Ltd.	75,000	94,523
Oversea-Chinese Banking Corp., Ltd.	381,524	2,362,503
SembCorp Industries Ltd.	591,200	1,442,872
Singapore Airlines Ltd.	505,300	3,803,817
United Industrial Corp., Ltd.	20,000	43,006
UOL Group Ltd.	149,189	631,650
Venture Corp., Ltd.	69,700	406,159
Wilmar International Ltd.	687,100	1,243,252
Total		19,302,903
SPAIN 3.2%
Acciona SA	10,232	723,724
Banco de Sabadell SA	2,558,946	4,695,078
Banco Popular Espanol SA	548,806	1,998,535
Banco Popular Espanol SA	3,032	11,041
Banco Santander SA	4,976,606	26,380,708
CaixaBank SA	359,546	1,384,051
CaixaBank SA	3,784	14,566
Iberdrola SA	2,483,468	16,503,080
Mapfre SA	553,813	1,444,969
Repsol SA	561,573	6,532,290
Total		59,688,042
SWEDEN 3.3%
Boliden AB	363,429	5,679,426
Meda AB, Class A	127,418	1,817,658
Nordea Bank AB	784,318	8,733,438
Saab AB, Class B	76,262	2,040,955
Skandinaviska Enskilda Banken AB	9,980	104,272
Skandinaviska Enskilda Banken AB, Class A	906,605	9,678,093
SSAB AB, Class A (a)	52,196	178,727
SSAB AB, Class B (a)	24,533	73,980
Svenska Cellulosa AB SCA, Class A	21,080	583,796
Svenska Cellulosa AB, Class B	265,272	7,409,912
Svenska Handelsbanken AB, Class A	209,058	2,994,768
Swedbank AB, Class A	149,124	3,294,288
Tele2 AB, Class B	309,085	3,007,781
Telefonaktiebolaget LM Ericsson	522	4,730

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Telefonaktiebolaget LM Ericsson, Class B	676,260	$6,641,446
TeliaSonera AB	1,482,770	7,979,016
Total		60,222,286
SWITZERLAND 9.3%
ABB Ltd.	1,185,238	20,941,718
Adecco SA, Registered Shares	142,560	10,422,122
Alpiq Holding AG, Registered Shares	691	67,710
Aryzta AG	46,457	1,967,249
Baloise Holding AG, Registered Shares	17,262	1,978,417
Cie Financiere Richemont SA, Class A, Registered Shares	174,885	13,583,824
Clariant AG, Registered Shares	200,563	3,377,015
Credit Suisse Group AG, Registered Shares	453,727	10,903,228
Dufry AG, Registered Shares (a)	6,943	812,130
Galenica AG, Registered Shares	428	544,991
Glencore PLC	3,390,708	4,695,867
Helvetia Holding AG	244	119,734
Julius Baer Group Ltd.	57,850	2,624,797
LafargeHolcim Ltd. (a)	89,477	4,661,140
LafargeHolcim Ltd., Registered Shares	129,211	6,768,132
Lonza Group AG, Registered Shares	34,313	4,499,488
Novartis AG, Registered Shares	234,875	21,545,070
Sulzer AG, Registered Shares	7,927	776,758
Swatch Group AG (The)	15,517	5,747,627
Swatch Group AG (The), Registered Shares	24,386	1,757,764
Swiss Life Holding AG, Registered Shares	9,366	2,089,235
Swiss Re AG	209,770	17,993,815
Syngenta AG, ADR	22,894	1,460,179
Syngenta AG, Registered Shares	14,674	4,699,113
UBS AG	610,968	11,290,307
Zurich Insurance Group AG	71,530	17,555,896
Total		172,883,326
UNITED KINGDOM 17.5%
Anglo American PLC	749,045	6,242,344
Aviva PLC	515,780	3,526,712
Barclays Bank PLC	6,516,029	24,066,157
Barclays Bank PLC, ADR	318,828	4,712,278
Barratt Developments PLC	212,168	2,068,568
BP PLC	5,195,793	26,252,176

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
BP PLC, ADR	995,832	$30,432,626
Carnival PLC, ADR	49,251	2,547,754
HSBC Holdings PLC	778,996	5,876,809
HSBC Holdings PLC, ADR	1,158,491	43,883,639
International Consolidated Airlines Group SA (a)	180,657	1,606,938
Investec PLC	143,759	1,099,318
J Sainsbury PLC	1,680,433	6,634,813
KAZ Minerals PLC (a)	35,477	45,430
Kingfisher PLC	986,098	5,349,305
Lloyds Banking Group PLC	10,298,084	11,708,741
Lloyds Banking Group PLC, ADR	220,971	1,016,467
Old Mutual PLC	765,456	2,189,670
Royal Bank of Scotland Group PLC (a)	131,784	627,972
Royal Bank of Scotland Group PLC, ADR (a)	363,625	3,468,983
Royal Dutch Shell PLC, ADR, Class A	386,662	18,323,912
Royal Dutch Shell PLC, ADR, Class B	320,934	15,237,946
Royal Dutch Shell PLC, Class A	677,803	16,045,027
Royal Mail PLC	272,670	1,892,465
RSA Insurance Group PLC	247,569	1,508,151
Standard Chartered PLC	1,401,573	13,586,426
Vedanta Resources PLC	13,780	88,636
Vodafone Group PLC	21,508,790	67,824,232
Vodafone Group PLC, ADR	74,717	2,371,518
Wm Morrison Supermarkets PLC	1,872,350	4,704,610
Total		324,939,623
Total Common Stocks (Cost: $2,055,352,018)		$1,819,160,237

Issuer	Shares	Value

Preferred Stocks 0.7%
GERMANY 0.7%
BMW AG	18,352	$1,257,665
Porsche Automobil Holding SE	46,996	2,000,494
Volkswagen AG	92,587	10,112,890
Total		13,371,049
Total Preferred Stocks (Cost: $28,703,224)		$13,371,049

Rights —%
AUSTRALIA —%
Origin Energy Ltd. (a)(b)(c)	263,114	$193,914
Total Rights (Cost: $—)		$193,914

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.169% (d)(e)	9,426,650	$9,426,650
Total Money Market Funds (Cost: $9,426,650)		$9,426,650
Total Investments
(Cost: $2,093,481,892) (f)		$1,842,151,850(g)
Other Assets & Liabilities, Net		10,491,139
Net Assets		$1,852,642,989

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $2,199,849, which represents 0.12% of net assets.

(c)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at September 30, 2015 was $1,849,880, which represents 0.10% of net assets. Information concerning such security holdings at September 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Banco Espirito Santo SA, Registered Shares	04-24-2013 - 06-06-2014	683,700

Origin Energy Ltd.	11-21-2011 - 06-14-2012	6,173,584
Common Stock

Origin Energy Ltd.	09-30-15	—
Rights

(d)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,024,787	474,228,188	(468,826,325)	9,426,650	11,587	9,426,650

(f)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $2,093,482,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$124,251,000
Unrealized Depreciation	(375,581,000)
Net Unrealized Depreciation	$(251,330,000)

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	3,121,938	104,531,307	1,632,109	109,285,354
Austria	—	2,759,228	—	2,759,228
Belgium	—	28,434,797	—	28,434,797
Canada	154,793,397	—	—	154,793,397
Denmark	—	32,131,638	—	32,131,638
Finland	—	12,042,438	—	12,042,438
France	—	182,539,860	—	182,539,860
Germany	1,628,087	127,099,938	—	128,728,025
Hong Kong	—	47,688,221	—	47,688,221
Ireland	418,904	3,831,708	—	4,250,612
Israel	3,498,746	6,638,815	—	10,137,561
Italy	—	27,595,380	—	27,595,380
Japan	3,899	389,413,333	349,969	389,767,201
Netherlands	2,455,441	34,518,360	—	36,973,801
New Zealand	—	1,341,753	—	1,341,753
Norway	1,501,593	11,225,677	—	12,727,270
Papua New Guinea	—	217,232	—	217,232
Portugal	—	686,432	23,857	710,289
Singapore	—	19,302,903	—	19,302,903
Spain	—	59,688,042	—	59,688,042
Sweden	—	60,222,286	—	60,222,286
Switzerland	1,460,179	171,423,147	—	172,883,326
United Kingdom	121,995,123	202,944,500	—	324,939,623
Total Common Stocks	290,877,307	1,526,276,995	2,005,935	1,819,160,237
Preferred Stocks
Germany	—	13,371,049	—	13,371,049
Rights
Australia	—	—	193,914	193,914
Money Market Funds	—	9,426,650	—	9,426,650
Total Investments	290,877,307	1,549,074,694	2,199,849	1,842,151,850

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	4,024,787	4,024,787	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	5,728,184	5,728,184	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 94.8%
Aerospace & Defense 2.9%
Armor Holding II LLC 1st Lien Term Loan (a)(b)
06/26/20	5.750%	$621,757	$615,279
IAP Worldwide Services, Inc. (a)(b)
2nd Lien Term Loan
07/18/19	8.000%	927,442	927,442
IAP Worldwide Services, Inc. (a)(b)(c)
Term Loan
07/18/18	6.250%	678,751	661,782
TransDigm, Inc. Tranche D Term Loan (a)(b)
06/04/21	3.750%	1,293,451	1,276,132
Total			3,480,635
Automotive 2.0%
Affinia Group, Inc. Tranche B2 Term Loan (a)(b)
04/27/20	5.063%	430,258	429,182
CS Intermediate Holdco 2 LLC Term Loan (a)(b)(c)
04/04/21	4.000%	997,475	989,994
Gates Global LLC Term Loan (a)(b)
07/06/21	4.250%	1,095,224	1,035,764
Total			2,454,940
Banking 0.6%
NXT Capital LLC Term Loan (a)(b)
09/04/18	0.000%	786,617	784,651
Brokerage/Asset Managers/Exchanges 1.3%
Guggenheim Partners Investment Management Holdings LLC Term Loan (a)(b)
07/22/20	4.250%	1,178,962	1,178,467
RCS Capital Corp. 1st Lien Term Loan (a)(b)
04/29/19	7.500%	474,026	438,474
Total			1,616,941
Building Materials 1.1%
CPG International, Inc. Term Loan (a)(b)
09/30/20	4.750%	298,477	294,498
Ply Gem Industries, Inc. Term Loan (a)(b)
02/01/21	4.000%	997,468	985,499

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Building Materials (continued)
Summit Materials LLC Term Loan (a)(b)
07/18/22	4.250%	$74,813	$74,532
Total			1,354,529
Cable and Satellite 2.4%
CSC Holdings, Inc. Tranche B Term Loan (a)(b)
10/10/22	5.000%	550,000	546,425
Charter Communications Operating LLC Tranche I Term Loan (a)(b)
01/24/23	3.500%	300,000	298,188
Intelsat Jackson Holdings SA Tranche B2 Term Loan (a)(b)
06/30/19	3.750%	1,300,000	1,263,275
Numericable US LLC (a)(b)
Tranche B1 Term Loan
05/21/20	4.500%	267,403	265,510
Tranche B2 Term Loan
05/21/20	4.500%	231,340	229,702
TWCC Holding Corp. Tranche B1 Term Loan (a)(b)
02/11/20	5.750%	370,041	367,358
Total			2,970,458
Chemicals 6.1%
A. Schulman, Inc. Tranche B Term Loan (a)(b)
06/01/22	4.000%	997,500	992,512
Allnex & Cy SCA Tranche B1 Term Loan (a)(b)
10/03/19	4.500%	295,504	294,765
Allnex U.S.A, Inc. Tranche B2 Term Loan (a)(b)
10/03/19	4.500%	153,321	152,938
Aruba Investments, Inc. Tranche B1 Term Loan (a)(b)
02/02/22	4.500%	167,118	165,865
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (a)(b)(c)
02/01/20	3.750%	1,200,000	1,188,216
INEOS U.S. Finance LLC Term Loan (a)(b)
03/31/22	4.250%	921,620	892,820
Platform Specialty Products Corp. (a)(b)
Tranche B 1st Lien Term Loan
06/07/20	4.500%	1,121,476	1,084,557
Tranche B2 Term Loan
06/07/20	4.750%	372,188	361,487

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Trinseo Materials Finance, Inc. Tranche B Term Loan (a)(b)
11/05/21	4.250%	$798,000	$790,682
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.250%	994,911	866,349
Univar, Inc. Term Loan (a)(b)
07/01/22	4.250%	425,000	416,432
Zep, Inc. Term Loan (a)(b)
06/27/22	5.750%	299,250	298,502
Total			7,505,125
Construction Machinery 1.3%
Brock Holdings III, Inc. 1st Lien Term Loan (a)(b)
03/16/17	6.000%	497,241	481,081
Doosan Infracore International, Inc. Tranche B Term Loan (a)(b)
05/28/21	4.500%	819,519	819,863
IES Global BV Term Loan (a)(b)
08/16/19	7.250%	291,861	287,483
Total			1,588,427
Consumer Cyclical Services 1.3%
Garda World Security Corp. Tranche B Term Loan (a)(b)
11/06/20	4.003%	1,000,000	980,000
Weight Watchers International, Inc. Tranche B2 Term Loan (a)(b)
04/02/20	4.000%	994,898	540,976
Total			1,520,976
Consumer Products 2.6%
KIK Custom Products, Inc. Term Loan (a)(b)
08/26/22	6.000%	225,000	219,751
NBTY, Inc. Tranche B2 Term Loan (a)(b)
10/01/17	3.500%	1,300,000	1,289,600
Party City Holdings, Inc. Term Loan (a)(b)
08/19/22	4.250%	175,000	174,519
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	4.250%	966,672	966,188

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products (continued)
Sun Products Corp. (The) Tranche B Term Loan (a)(b)
03/23/20	5.500%	$500,000	$469,585
Total			3,119,643
Diversified Manufacturing 4.6%
Accudyne Industries Borrower SCA/LLC Term Loan (a)(b)
12/13/19	4.000%	800,000	727,336
Ameriforge Group, Inc. 1st Lien Term Loan (a)(b)
12/19/19	5.000%	380,882	259,952
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	483,012	469,328
CPM Acquisition Corp. 1st Lien Term Loan (a)(b)
04/11/22	6.000%	174,562	174,707
Carros Finance SARL Term Loan (a)(b)
09/30/21	4.500%	272,250	271,060
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	4.250%	994,924	935,786
Husky Injection Molding Systems Ltd. Term Loan (a)(b)
06/30/21	4.250%	400,000	394,000
NN, Inc. Term Loan (a)(b)
08/27/21	7.250%	305,137	304,627
Pelican Products, Inc. 1st Lien Term Loan (a)(b)
04/10/20	5.250%	298,485	298,112
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
08/21/20	4.000%	1,196,947	1,184,786
STS Operating, Inc. Term Loan (a)(b)
02/12/21	4.750%	246,250	240,709
Travelport Finance SARL Term Loan (a)(b)
09/02/21	5.750%	299,246	297,565
Total			5,557,968
Electric 1.5%
Dynegy, Inc. Tranche B2 Term Loan (a)(b)
04/23/20	4.000%	1,416,071	1,410,761

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
Longview Power LLC Tranche B Term Loan (a)(b)
04/13/21	7.000%	$174,562	$172,817
TPF II Power LLC Term Loan (a)(b)
10/02/21	5.500%	296,582	296,027
Total			1,879,605
Environmental 0.5%
EnergySolutions LLC Term Loan (a)(b)
05/29/20	6.750%	656,500	643,370
Finance Companies 0.9%
Hamilton Lane Advisors LLC Term Loan (a)(b)
07/08/22	4.250%	75,000	74,625
Medley LLC Term Loan (a)(b)
06/15/19	6.500%	388,636	386,693
Ocwen Loan Servicing Term Loan (a)(b)
02/15/18	5.000%	638,049	637,889
Total			1,099,207
Food and Beverage 3.8%
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	497,442	496,512
Centerplate, Inc. Tranche A Term Loan (a)(b)
11/26/19	4.753%	390,799	385,914
Clearwater Seafoods LP Tranche B Term Loan (a)(b)
06/26/19	4.750%	428,973	427,901
Del Monte Foods, Inc. 1st Lien Term Loan (a)(b)
02/18/21	4.258%	498,734	471,304
Diamond Foods, Inc. Term Loan (a)(b)
08/20/18	4.250%	498,734	496,709
Flavors Holdings, Inc. Tranche B 1st Lien Term Loan (a)(b)
04/03/20	6.750%	292,308	277,692
JBS U.S.A. LLC Term Loan (a)(b)
09/18/20	3.750%	646,700	642,930

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
JBS USA LLC Term Loan (a)(b)
09/19/22	1.500%	$100,000	$99,957
Post Holdings, Inc. Tranche A Term Loan (a)(b)
06/02/21	3.750%	361,382	361,111
U.S. Foods, Inc. Term Loan (a)(b)
03/31/19	4.500%	994,911	993,130
Total			4,653,160
Gaming 1.7%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.250%	479,706	480,305
Amaya Holdings BV Tranche B 1st Lien Term Loan (a)(b)
08/01/21	5.000%	622,184	611,296
Caesars Entertainment Operating Co., Inc. Tranche B6 Term Loan (a)(b)(d)
03/01/17	0.000%	500,000	461,250
Scientific Games International, Inc. Term Loan (a)(b)
10/18/20	6.000%	497,468	490,449
Total			2,043,300
Health Care 6.7%
ATI Holdings, Inc. Term Loan (a)(b)
12/20/19	5.250%	498,729	499,352
Ardent Legacy Acquisitions, Inc. Term Loan (a)(b)
08/04/21	6.500%	75,000	75,094
CHS/Community Health Systems, Inc. (a)(b)
Tranche G Term Loan
12/31/19	3.750%	648,375	646,955
Tranche H Term Loan
01/27/21	4.000%	648,375	648,213
CareCore National LLC Term Loan (a)(b)
03/05/21	5.500%	346,482	323,961
Hill-Rom Holdings, Inc. Tranche B Term Loan (a)(b)
09/08/22	3.500%	200,000	200,072
Kindred Healthcare, Inc. Term Loan (a)(b)
04/09/21	4.250%	1,185,000	1,178,577

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
LHP Operations Co. LLC Term Loan (a)(b)
07/03/18	9.000%	$300,000	$292,500
Millennium Laboratories LLC Tranche B Term Loan (a)(b)
04/16/21	0.000%	1,683,000	511,211
Nord Anglia Education Finance LLC Term Loan (a)(b)
03/31/21	4.500%	691,250	677,861
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	778,082	743,847
Opal Acquisition, Inc. Tranche B Term Loan (a)(b)
11/27/20	5.000%	497,940	486,985
RegionalCare Hospital Partners 1st Lien Term Loan (a)(b)
04/23/19	5.250%	298,489	294,758
Steward Health Care System LLC Term Loan (a)(b)
04/10/20	6.750%	318,500	315,315
Tecomet, Inc. 1st Lien Term Loan (a)(b)
12/03/21	5.750%	298,496	282,825
Truven Health Analytics, Inc. Tranche B Term Loan (a)(b)
06/06/19	0.000%	250,000	247,500
inVentiv Health, Inc. Tranche B4 Term Loan (a)(b)
05/15/18	7.750%	800,000	800,504
Total			8,225,530
Independent Energy 1.6%
Floatel International Ltd. Term Loan (a)(b)
06/27/20	6.000%	298,485	191,776
MEG Energy Corp. Term Loan (a)(b)
03/31/20	3.750%	1,293,284	1,205,988
Sheridan Investment Partners I LLC Tranche B2 Term Loan (a)(b)
10/01/19	4.250%	659,280	489,515
Sheridan Production Partners I-A LP Tranche B2 Term Loan (a)(b)
10/01/19	4.250%	87,360	64,865
Sheridan Production Partners I-M LP Tranche B2 Term Loan (a)(b)
10/01/19	4.250%	53,360	39,620
Total			1,991,764

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Integrated Energy 0.2%
CITGO Holding, Inc. Term Loan (a)(b)
05/12/18	9.500%	$258,353	$253,994
Leisure 1.7%
Life Time Fitness, Inc. Term Loan (a)(b)
06/10/22	4.250%	174,562	173,653
Seaworld Parks & Entertainment, Inc. Tranche B2 Term Loan (a)(b)
05/14/20	3.000%	994,792	946,296
Zuffa LLC Term Loan (a)(b)
02/25/20	3.750%	984,820	969,309
Total			2,089,258
Lodging 1.2%
Hilton Worldwide Finance LLC Term Loan (a)(b)
10/26/20	3.500%	1,500,000	1,494,990
Media and Entertainment 3.5%
ALM Media LLC Tranche B 1st Lien Term Loan (a)(b)
07/31/20	5.500%	341,250	331,013
Cumulus Media Holdings, Inc. Term Loan (a)(b)
12/23/20	4.250%	800,000	668,000
Extreme Reach, Inc. 1st Lien Term Loan (a)(b)
02/07/20	6.750%	546,249	542,152
Getty Images, Inc. Term Loan (a)(b)
10/18/19	0.000%	797,954	515,845
Nelson Education Ltd. 1st Lien Term Loan (a)(b)
07/04/14	6.750%	1,327,607	703,632
Penton Media, Inc. Tranche B1 1st Lien Term Loan (a)(b)
10/03/19	5.000%	110,165	109,408

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
Raycom TV Broadcasting LLC Tranche B Term Loan (a)(b)
08/04/21	3.750%	$936,293	$927,707
Sonifi Solutions, Inc. Tranche C Term Loan (a)(b)(e)
03/28/18	0.000%	1,170,465	204,831
iHeartCommunications, Inc. Tranche E Term Loan (a)(b)
07/30/19	7.694%	300,000	249,750
Total			4,252,338
Metals 2.8%
Alpha Natural Resources, Inc. Term Loan (a)(b)
01/31/17	10.000%	50,000	48,625
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
06/30/19	3.750%	994,924	811,490
Fairmount Minerals Ltd. Tranche B2 Term Loan (a)(b)
09/05/19	4.500%	497,462	384,911
JMC Steel Group, Inc. Term Loan (a)(b)
04/01/17	4.750%	994,800	974,904
Murray Energy Corp. (a)(b)
Tranche B1 Term Loan
04/17/17	7.000%	174,562	153,615
Tranche B2 Term Loan
04/16/20	7.500%	149,625	115,917
Neenah Foundry Co. Term Loan (a)(b)
04/26/17	6.750%	386,868	381,065
Oxbow Carbon LLC Tranche B Term Loan (a)(b)
07/19/19	4.250%	399,375	388,808
Patriot Coal Corp. Term Loan (a)(b)(d)
12/18/18	0.000%	395,000	118,500
Total			3,377,835
Midstream 0.4%
Energy Transfer Equity LP Term Loan (a)(b)
12/02/19	4.000%	232,353	228,287
Southcross Holdings Borrower LP Term Loan (a)(b)
08/04/21	6.000%	320,938	233,748
Total			462,035

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Natural Gas 0.2%
Obsidian Holdings LLC Tranche A Term Loan (a)(b)
11/02/15	6.750%	$43,205	$42,989
Obsidian Natural Gas Trust Term Loan (a)(b)
11/02/15	7.000%	219,199	218,103
Total			261,092
Oil Field Services 2.6%
Bronco Midstream Funding LLC Term Loan (a)(b)
08/17/20	5.000%	981,676	912,958
Drillships Ocean Ventures, Inc. Term Loan (a)(b)
07/25/21	5.500%	299,244	198,249
Fieldwood Energy LLC Term Loan (a)(b)
10/01/18	3.875%	858,000	725,010
Paragon Offshore Finance Co. Term Loan (a)(b)
07/16/21	3.750%	668,250	263,123
Seventy Seven Operating LLC Term Loan (a)(b)
06/25/21	3.750%	418,625	349,552
Sonneborn Dutch Holdings BV Term Loan (a)(b)
12/10/20	4.750%	48,384	48,203
Sonneborn LLC Term Loan (a)(b)
12/10/20	4.750%	274,178	273,150
Tervita Corp. Term Loan (a)(b)
05/15/18	6.250%	496,918	382,781
Total			3,153,026
Other Financial Institutions 3.8%
ARG IH Corp. Term Loan (a)(b)(c)
11/15/20	5.000%	300,000	300,123
AlixPartners LLP Term Loan (a)(b)
07/28/22	4.500%	75,000	74,695
Altisource Solutions SARL Tranche B Term Loan (a)(b)
12/09/20	4.500%	298,431	261,626
Ceridian HCM Holding, Inc. Term Loan (a)(b)
09/15/20	4.500%	298,496	282,267

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Financial Institutions (continued)
Citco III Ltd. Term Loan (a)(b)
06/29/18	4.250%	$994,817	$993,155
Corporate Capital Trust, Inc. Tranche B Term Loan (a)(b)
05/20/19	4.000%	763,375	761,467
IG Investments Holdings LLC Tranche B Term Loan (a)(b)
10/31/21	6.000%	795,908	792,589
MediArena Acquisition BV Tranche B 1st Lien Term Loan (a)(b)
08/13/21	6.750%	346,500	334,158
PGX Holdings, Inc. 1st Lien Term Loan (a)(b)
09/29/20	5.750%	430,714	430,533
Walter Investment Management Corp. Tranche B Term Loan (a)(b)
12/18/20	4.750%	480,591	443,744
Total			4,674,357
Other Industry 2.0%
Education Management II LLC (a)(b)
Tranche A Term Loan
07/02/20	5.500%	192,200	125,122
Tranche B Term Loan
07/02/20	2.000%	331,005	182,467
Knowledge Universe Education 1st Lien Term Loan (a)(b)
08/12/22	6.000%	150,000	147,750
MCS AMS Sub-Holdings LLC Term Loan (a)(b)
10/15/19	7.500%	443,750	350,563
RE/MAX LLC Term Loan (a)(b)
07/31/20	4.250%	1,059,938	1,057,288
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/15/17	6.000%	596,149	593,168
Total			2,456,358
Other REIT 0.3%
DTZ US Borrower LLC 1st Lien Term Loan (a)(b)
11/04/21	4.250%	375,000	370,665

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging 1.6%
Berry Plastics Corp. Term Loan (a)(b)(c)
09/16/22	4.000%	$150,000	$149,601
Hilex Poly Holdings, Inc. 1st Lien Term Loan (a)(b)
12/05/21	6.000%	498,747	495,839
Reynolds Group Holdings Inc. Term Loan (a)(b)
12/01/18	4.500%	1,000,000	999,770
Tank Holding Corp. Term Loan (a)(b)
03/16/22	5.250%	290,000	288,460
Total			1,933,670
Pharmaceuticals 1.5%
AMAG Pharmaceuticals, Inc. Term Loan (a)(b)
08/17/21	4.750%	150,000	149,062
Amneal Pharmaceuticals LLC Tranche B Term Loan (a)(b)
11/01/19	4.500%	486,082	484,867
Endo Finance Co. I SARL Tranche B Term Loan (a)(b)
09/26/22	3.750%	350,000	348,579
Indivior Finance SARL Term Loan (a)(b)
12/19/19	7.000%	292,405	274,861
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
08/18/22	4.250%	623,438	615,451
Total			1,872,820
Property & Casualty 1.8%
Alliant Holdings Intermediate LLC Term Loan (a)(b)
08/12/22	4.500%	274,313	270,371
AmWINS Group LLC 1st Lien Term Loan (a)(b)
09/06/19	5.250%	559,939	561,222
Asurion LLC 2nd Lien Term Loan (a)(b)
03/03/21	8.500%	1,025,000	918,400
Cooper, Gay, Swett & Crawford Ltd. 1st Lien Term Loan (a)(b)
04/16/20	5.000%	464,313	422,524
Total			2,172,517

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Refining 0.9%
CITGO Petroleum Corp. Tranche B Term Loan (a)(b)
07/29/21	4.500%	$767,250	$760,299
Seadrill Operating LP Term Loan (a)(b)
02/21/21	4.000%	497,468	300,137
Total			1,060,436
Restaurants 1.4%
Burger King Corp. Tranche B2 Term Loan (a)(b)
12/10/21	3.750%	1,292,464	1,285,678
P.F. Chang’s China Bistro, Inc. Term Loan (a)(b)
06/22/19	4.250%	396,855	388,918
Total			1,674,596
Retailers 3.6%
99 Cents Only Stores Tranche B2 Term Loan (a)(b)
01/11/19	4.500%	496,703	394,570
Ascena Retail Group, Inc. Tranche B Term Loan (a)(b)
08/21/22	5.250%	225,000	215,438
Evergreen Acqco 1 LP Term Loan (a)(b)
07/09/19	5.000%	654,796	556,577
J. Crew Group, Inc. Term Loan (a)(b)
03/05/21	4.000%	498,737	385,005
Men’s Wearhouse, Inc. (The) Tranche B Term Loan (a)(b)
06/18/21	4.500%	738,114	738,579
PFS Holding Corp. 1st Lien Term Loan (a)(b)
01/31/21	4.500%	197,000	179,926
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	0.000%	997,389	995,604
Rite Aid Corp. (a)(b)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	425,000	429,250
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	500,000	500,000
Total			4,394,949

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Supermarkets 2.1%
Albertson’s LLC Tranche B4 Term Loan (a)(b)
08/25/21	5.500%	$694,874	$694,443
New Albertson’s, Inc. Tranche B Term Loan (a)(b)
06/27/21	4.750%	841,500	839,817
SUPERVALU, Inc. Term Loan (a)(b)
03/21/19	4.500%	992,792	993,209
Total			2,527,469
Technology 19.7%
Ancestry.com, Inc. Term Loan (a)(b)
08/29/22	5.000%	225,000	223,031
Answers Corp. 1st Lien Term Loan (a)(b)
10/01/21	6.250%	868,438	626,725
Ascend Learning LLC 1st Lien Term Loan (a)(b)
07/31/19	5.500%	1,034,250	1,030,889
Auction.com LLC Term Loan (a)(b)
05/12/19	6.000%	597,000	592,522
Avago Technologies Ltd. Term Loan (a)(b)
05/06/21	3.750%	1,495,645	1,493,461
CPI Buyer LLC 1st Lien Term Loan (a)(b)
08/16/21	5.500%	298,493	295,508
Campaign Monitor Finance Propriety Ltd. Term Loan (a)(b)
03/18/21	6.250%	298,485	295,873
CompuCom Systems, Inc. Term Loan (a)(b)
05/09/20	4.250%	300,000	240,000
Dell International LLC Tranche B2 Term Loan (a)(b)
04/29/20	4.000%	1,500,000	1,491,570
EIG Investors Corp. Term Loan (a)(b)
11/09/19	5.000%	997,462	996,634
Electrical Components International, Inc. Term Loan (a)(b)
05/28/21	5.750%	400,000	399,252
Evergreen Skills SARL 1st Lien Term Loan (a)(b)
04/28/21	5.750%	498,741	447,206

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Excelitas Technologies Corp. Tranche B Term Loan (a)(b)
11/02/20	6.000%	$298,477	$288,278
First Data Corp. (a)(b)
Term Loan
03/24/21	4.196%	1,000,000	997,500
07/08/22	3.946%	100,000	99,475
Global Healthcare Exchange LLC Term Loan (a)(b)
08/15/22	5.500%	150,000	150,375
Go Daddy Operating Co. LLC Term Loan (a)(b)
05/13/21	4.250%	994,962	994,803
Hyland Software, Inc. 1st Lien Term Loan (a)(b)
07/01/22	4.750%	564,246	561,780
ION Trading Technologies SARL Tranche B1 1st Lien Term Loan (a)(b)
06/10/21	4.250%	1,020,588	1,008,341
IPC Corp. Tranche B1 1st Lien Term Loan (a)(b)
08/06/21	5.500%	298,500	294,270
Infor (U.S.), Inc. Tranche B3 Term Loan (a)(b)
06/03/20	3.750%	429,707	414,801
Infor US, Inc. Tranche B5 Term Loan (a)(b)
06/03/20	3.750%	497,422	480,739
Information Resources, Inc. Term Loan (a)(b)
09/30/20	4.750%	497,462	498,497
M/A-COM Technology Solutions Holdings, Inc. Term Loan (a)(b)
05/07/21	4.500%	419,688	420,212
MA FinanceCo LLC Tranche B Term Loan (a)(b)
11/19/21	5.250%	498,583	497,806
Magic Newco LLC 1st Lien Term Loan (a)(b)
12/12/18	5.000%	797,946	797,946
Orbotech Ltd. Term Loan (a)(b)
08/07/20	5.000%	315,370	312,217
ProQuest LLC Tranche B Term Loan (a)(b)
10/24/21	5.250%	448,867	448,117
RP Crown Parent LLC 1st Lien Term Loan (a)(b)
12/21/18	6.000%	497,468	441,503

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Renaissance Learning, Inc. 1st Lien Term Loan (a)(b)
04/09/21	4.500%	$566,375	$547,968
Rocket Software, Inc. 1st Lien Term Loan (a)(b)
02/08/18	5.750%	476,695	476,895
SCS Holdings I, Inc. Term Loan (a)(b)
12/07/18	6.250%	316,285	316,285
SGS Cayman LP Term Loan (a)(b)
04/23/21	6.000%	92,533	92,378
SS&C European Holdings SARL Tranche B2 Term Loan (a)(b)
07/08/22	4.000%	40,807	40,833
SS&C Technologies, Inc. Tranche B1 Term Loan (a)(b)
07/08/22	4.000%	257,960	258,122
Smart Technologies ULC Tranche B Term Loan (a)(b)
01/31/18	10.500%	488,750	486,306
SunEdison Semiconductor BV Term Loan (a)(b)
05/27/19	6.500%	691,250	692,114
SunGard Data Systems, Inc. Tranche E Term Loan (a)(b)
03/08/20	4.000%	1,300,000	1,297,972
SurveyMonkey.com LLC Term Loan (a)(b)
02/07/19	6.250%	502,076	488,269
Sutherland Global Services, Inc. Term Loan (a)(b)
04/23/21	6.000%	397,517	396,853
Sybil Finance BV Term Loan (a)(b)
03/20/20	4.250%	499,275	498,442
Syniverse Holdings, Inc. Tranche B Term Loan (a)(b)
04/23/19	4.000%	800,000	729,000
Wall Street Systems Delaware, Inc. Term Loan (a)(b)
04/30/21	4.500%	945,675	940,550
Total			24,101,318
Transportation Services 0.6%
Kenan Advantage Group Holdings Corp. (a)(b)
Term Loan
07/29/22	4.000%	51,418	51,258
07/29/22	4.000%	16,401	16,350

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Transportation Services (continued)
Kenan Advantage Group Holdings Corp. (a)(b)(f)
Tranche 1 Delayed Draw Term Loan
01/31/17	1.500%	$7,181	$7,158
Stena International SA Term Loan (a)(b)
03/03/21	4.000%	795,960	670,596
Total			745,362
Total Senior Loans (Cost: $123,739,805)			$115,819,314

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 0.1%
Aerospace & Defense —%
Erickson Air-Crane, Inc. (e)(g)
11/02/20	6.000%	77,185	38,940
Metals 0.1%
Alpha Natural Resources, Inc. Tranche B Term Loan (a)
05/22/20	3.500%	299,235	130,317
Total Corporate Bonds & Notes (Cost: $361,438)			$169,257

Issuer	Shares	Value

Common Stocks 0.2%
INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
Education Management LLC (e)(g)(h)	2,303,005	$62,181
IAP Worldwide Services, Inc. (h)	121	132,626
Total		194,807
TOTAL INDUSTRIALS		194,807
Total Common Stocks (Cost: $143,992)		$194,807

Issuer	Shares	Value

Convertible Preferred Stocks —%
CONSUMER DISCRETIONARY —%
Diversified Consumer Services —%
Education Management Corp. (h)	2,562	$54,443
TOTAL CONSUMER DISCRETIONARY		54,443
Total Convertible Preferred Stocks (Cost: $1,819)		$54,443

	Shares	Value

Money Market Funds 5.8%
Columbia Short-Term Cash Fund, 0.169% (i)(j)	7,045,022	$7,045,022
Total Money Market Funds (Cost: $7,045,022)		$7,045,022
Total Investments
(Cost: $131,292,076) (k)		$123,282,843(l	)
Other Assets & Liabilities, Net		(1,064,689)
Net Assets		$122,218,154

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2015, the value of these securities amounted to $579,750, which represents 0.47% of net assets.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $305,952, which represents 0.25% of net assets.

(f)

At September 30, 2015, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Kenan Advantage Group Holdings Corp.	7,145
Tranche 1 Delayed Draw Term Loan
01/31/17 1.500%

(g)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at September 30, 2015 was $101,121, which represents 0.08% of net assets.  Information concerning such security holdings at September 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Education Management LLC	01-19-2015	1,308
Erickson Air-Crane, Inc. 11/02/20 6.000%	05-09-2013	63,700

(h)	Non-income producing investment.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,251,297	190,359,937	(186,566,212)	7,045,022	10,198	7,045,022

(k)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $131,292,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$446,000
Unrealized Depreciation	(8,455,000)
Net Unrealized Depreciation	$(8,009,000)

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Senior Loans	—	102,563,510	13,255,804	115,819,314
Corporate Bonds & Notes	—	130,317	38,940	169,257
Common Stocks
Industrials	—	—	194,807	194,807
Convertible Preferred Stocks
Consumer Discretionary	—	54,443	—	54,443
Money Market Funds	—	7,045,022	—	7,045,022
Total Investments	—	109,793,292	13,489,551	123,282,843

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	3,251,297	3,251,297	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Senior Loans ($)	Corporate Bonds & Notes ($)	Common Stocks ($)	Total ($)
Balance as of December 31, 2014	49,937,342	56,898	—	49,994,240
Increase (decrease) in accrued discounts/premiums	74,489	1,546	—	76,035
Realized gain (loss)	(228,388)	1,824	—	(226,564)
Change in unrealized appreciation (depreciation)(a)	242,353	(11,393)	91,016	321,976
Sales	(40,437,649)	(9,935)	—	(40,447,584)
Purchases	1,328,444	—	1,308	1,329,752
Transfers into Level 3	13,660,383	—	102,483	13,762,866
Transfers out of Level 3	(11,321,170)	—	—	(11,321,170)
Balance as of September 30, 2015	13,255,804	38,940	194,807	13,489,551

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2015 was $(511,290), which is comprised of Senior Loans of $(590,913), Corporate Bonds & Notes of $(11,393) and Common Stocks of $91,016.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Certain corporate bonds and common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Holland Large Cap Growth Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 24.6%
Auto Components 1.3%
Delphi Automotive PLC	214,980	$16,347,079
Hotels, Restaurants & Leisure 1.9%
Yum! Brands, Inc.	284,365	22,734,982
Internet & Catalog Retail 7.6%
Amazon.com, Inc. (a)	89,336	45,730,205
Priceline Group, Inc. (The) (a)	38,128	47,158,998
Total		92,889,203
Media 1.8%
Twenty-First Century Fox, Inc., Class A	806,615	21,762,473
Specialty Retail 7.5%
Advance Auto Parts, Inc.	159,226	30,178,104
GNC Holdings, Inc., Class A	475,973	19,238,829
Lowe’s Companies, Inc.	374,838	25,833,835
Restoration Hardware Holdings, Inc. (a)	176,273	16,448,033
Total		91,698,801
Textiles, Apparel & Luxury Goods 4.5%
Nike, Inc., Class B	236,117	29,035,307
Under Armour, Inc., Class A (a)	263,775	25,528,145
Total		54,563,452
TOTAL CONSUMER DISCRETIONARY		299,995,990
CONSUMER STAPLES 10.5%
Beverages 3.1%
Monster Beverage Corp. (a)	190,154	25,697,412
PepsiCo, Inc.	123,130	11,611,159
Total		37,308,571
Food & Staples Retailing 6.4%
Costco Wholesale Corp.	172,981	25,007,863
CVS Health Corp.	337,743	32,585,445
Whole Foods Market, Inc.	636,530	20,146,174
Total		77,739,482
Food Products 1.0%
Mead Johnson Nutrition Co.	180,180	12,684,672
TOTAL CONSUMER STAPLES		127,732,725

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 1.1%
Oil, Gas & Consumable Fuels 1.1%
Range Resources Corp.	423,777	$13,611,717
TOTAL ENERGY		13,611,717
FINANCIALS 3.8%
Capital Markets 3.8%
BlackRock, Inc.	70,425	20,949,325
Greenhill & Co., Inc.	234,894	6,687,432
TD Ameritrade Holding Corp.	597,134	19,012,746
Total		46,649,503
TOTAL FINANCIALS		46,649,503
HEALTH CARE 14.9%
Biotechnology 5.3%
Biogen, Inc. (a)	29,890	8,722,201
Gilead Sciences, Inc.	377,974	37,113,267
Medivation, Inc. (a)	242,455	10,304,337
Vertex Pharmaceuticals, Inc. (a)	82,040	8,543,646
Total		64,683,451
Health Care Equipment & Supplies 2.7%
Medtronic PLC	494,125	33,076,728
Health Care Providers & Services 2.7%
DaVita HealthCare Partners, Inc. (a)	339,950	24,588,584
Envision Healthcare Holdings, Inc. (a)	241,785	8,895,270
Total		33,483,854
Health Care Technology 2.0%
Cerner Corp. (a)	405,142	24,292,314
Life Sciences Tools & Services 0.8%
Quintiles Transnational Holdings, Inc. (a)	143,120	9,956,858
Pharmaceuticals 1.4%
Bristol-Myers Squibb Co.	284,036	16,814,931
TOTAL HEALTH CARE		182,308,136

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 12.6%
Aerospace & Defense 5.8%
Boeing Co. (The)	150,420	$19,697,499
Honeywell International, Inc.	309,960	29,350,113
Precision Castparts Corp.	94,385	21,681,178
Total		70,728,790
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	129,640	12,794,171
Airlines 2.9%
Southwest Airlines Co.	940,627	35,781,451
Industrial Conglomerates 1.7%
Roper Technologies, Inc.	131,710	20,638,957
Professional Services 1.1%
IHS, Inc., Class A (a)	115,158	13,358,328
TOTAL INDUSTRIALS		153,301,697
INFORMATION TECHNOLOGY 29.9%
Communications Equipment 4.1%
Cisco Systems, Inc.	1,362,440	35,764,050
QUALCOMM, Inc.	265,331	14,256,235
Total		50,020,285
Internet Software & Services 5.4%
Facebook, Inc., Class A (a)	168,340	15,133,766
Google, Inc., Class C (a)	82,130	49,969,535
Total		65,103,301
IT Services 6.5%
Automatic Data Processing, Inc.	137,925	11,083,653
International Business Machines Corp.	63,295	9,175,876
Visa, Inc., Class A	844,966	58,860,332
Total		79,119,861

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 9.8%
Adobe Systems, Inc. (a)	558,255	$45,899,726
Citrix Systems, Inc. (a)	623,055	43,165,250
Intuit, Inc.	154,400	13,703,000
Microsoft Corp.	387,950	17,170,667
Total		119,938,643
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	456,544	50,356,803
TOTAL INFORMATION TECHNOLOGY		364,538,893
MATERIALS 1.3%
Chemicals 1.3%
Ecolab, Inc.	144,935	15,902,268
TOTAL MATERIALS		15,902,268
Total Common Stocks (Cost: $1,016,326,220)		$1,204,040,929

	Shares	Value
Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	17,474,189	$17,474,189
Total Money Market Funds (Cost: $17,474,189)		$17,474,189
Total Investments
(Cost: $1,033,800,409)		$1,221,515,118(d)
Other Assets & Liabilities, Net		(1,005,990)
Net Assets		$1,220,509,128

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            The rate shown is the seven-day current annualized yield at September 30, 2015.

(c)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	19,637,961	145,288,770	(147,452,542)	17,474,189	14,739	17,474,189

(d)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	299,995,990	—	—	299,995,990
Consumer Staples	127,732,725	—	—	127,732,725
Energy	13,611,717	—	—	13,611,717
Financials	46,649,503	—	—	46,649,503
Health Care	182,308,136	—	—	182,308,136
Industrials	153,301,697	—	—	153,301,697
Information Technology	364,538,893	—	—	364,538,893
Materials	15,902,268	—	—	15,902,268
Total Common Stocks	1,204,040,929	—	—	1,204,040,929
Money Market Funds	—	17,474,189	—	17,474,189
Total Investments	1,204,040,929	17,474,189	—	1,221,515,118

See the Portfolio of Investments for all investment classifications not indicated in the table.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	19,637,961	19,637,961	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Invesco International Growth Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.8%
AUSTRALIA 4.5%
Amcor Ltd.	3,819,310	$35,519,033
Aurizon Holdings Ltd.	6,700,844	23,673,055
Brambles Ltd.	2,854,006	19,605,540
CSL Ltd.	273,831	17,233,073
Total		96,030,701
BELGIUM 1.2%
Anheuser-Busch InBev SA/NV	237,080	25,145,551
BRAZIL 3.1%
Banco Bradesco SA, ADR	4,049,368	21,704,612
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	10,590,754	29,385,369
BRF SA	854,029	15,219,359
Total		66,309,340
CANADA 7.1%
Canadian National Railway Co.	322,315	18,302,758
Cenovus Energy, Inc.	1,237,774	18,772,983
CGI Group, Inc., Class A (a)	1,149,069	41,631,687
Fairfax Financial Holdings Ltd.	50,073	22,803,570
Great-West Lifeco, Inc.	636,351	15,244,767
Suncor Energy, Inc.	1,316,631	35,212,110
Total		151,967,875
CHINA 3.5%
Baidu, Inc., ADR (a)	204,650	28,120,956
CNOOC Ltd.	6,895,000	7,099,284
Great Wall Motor Co., Ltd., Class H	17,743,500	19,797,960
Industrial & Commercial Bank of China Ltd., Class H	35,707,000	20,628,077
Total		75,646,277
DENMARK 2.7%
Carlsberg A/S, Class B	423,860	32,532,105
Novo Nordisk A/S, Class B	489,909	26,280,696
Total		58,812,801
FRANCE 3.4%
Publicis Groupe SA	631,869	43,054,939
Schneider Electric SE	528,213	29,517,152
Total		72,572,091
GERMANY 8.2%
Adidas AG	206,476	16,613,873
Allianz SE, Registered Shares	185,570	29,081,657
Deutsche Boerse AG	514,548	44,288,839

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Deutsche Post AG	725,306	$20,079,063
ProSiebenSat.1 Media AG	679,182	33,270,952
SAP SE	527,560	34,161,254
Total		177,495,638
HONG KONG 2.8%
CK Hutchison Holdings Ltd.	3,468,452	45,116,365
Galaxy Entertainment Group Ltd.	6,414,000	16,428,086
Total		61,544,451
ISRAEL 2.4%
Teva Pharmaceutical Industries Ltd., ADR	934,647	52,770,170
JAPAN 7.2%
Denso Corp.	237,000	10,039,053
FANUC Corp.	107,000	16,460,741
Japan Tobacco, Inc.	1,198,200	37,168,397
Keyence Corp.	28,860	12,888,247
Komatsu Ltd.	1,064,700	15,628,125
Toyota Motor Corp.	462,800	27,095,976
Yahoo! Japan Corp.	9,306,200	35,428,608
Total		154,709,147
MEXICO 1.9%
Fomento Economico Mexicano SAB de CV, ADR	173,997	15,529,232
Grupo Televisa SAB, ADR	945,951	24,613,645
Total		40,142,877
NETHERLANDS 1.2%
Unilever NV-CVA	629,966	25,263,823
SINGAPORE 3.3%
Avago Technologies Ltd.	330,091	41,264,676
United Overseas Bank Ltd.	2,276,700	29,727,127
Total		70,991,803
SOUTH KOREA 1.6%
Samsung Electronics Co., Ltd.	35,865	34,410,812
SPAIN 1.2%
Amadeus IT Holding SA, Class A	614,410	26,243,048
SWEDEN 4.1%
Getinge AB, Series CPO	736,390	16,399,512

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Investor AB, Class B	970,568	$33,291,725
Sandvik AB	1,150,194	9,784,265
Telefonaktiebolaget LM Ericsson, Class B	2,988,250	29,347,147
Total		88,822,649
SWITZERLAND 9.8%
ABB Ltd.	1,478,470	26,122,772
Cie Financiere Richemont SA, Class A, Registered Shares	222,915	17,314,453
Julius Baer Group Ltd.	638,740	28,981,205
Novartis AG, Registered Shares	179,218	16,439,657
Roche Holding AG, Genusschein Shares	148,729	39,219,529
Swatch Group AG (The)	41,761	15,468,624
Syngenta AG, Registered Shares	95,922	30,717,480
UBS AG	1,945,218	35,946,415
Total		210,210,135
TAIWAN 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,658,000	38,706,147
THAILAND 1.5%
Kasikornbank PCL, Foreign Registered Shares, NVDR	6,929,986	32,734,217
TURKEY 0.8%
Akbank TAS	7,854,614	17,602,685

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 21.5%
Aberdeen Asset Management PLC	3,965,061	$17,784,497
British American Tobacco PLC	942,646	51,948,714
Centrica PLC	3,823,900	13,258,309
Compass Group PLC	2,248,324	35,814,119
Informa PLC	2,353,979	19,994,905
Kingfisher PLC	6,399,325	34,714,543
Lloyds Banking Group PLC	20,905,502	23,769,190
Next PLC	203,301	23,404,059
RELX PLC	3,355,537	57,461,302
Royal Dutch Shell PLC, Class B	1,220,498	28,857,789
Sky PLC	4,810,510	75,972,886
Smith & Nephew PLC	1,707,032	29,774,054
WPP PLC	2,367,494	49,172,969
Total		461,927,336
Total Common Stocks (Cost: $1,984,623,339)		$2,040,059,574

	Shares	Value

Money Market Funds 5.6%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	120,028,208	$120,028,208
Total Money Market Funds (Cost: $120,028,208)		$120,028,208
Total Investments
(Cost: $2,104,651,547) (d)		$2,160,087,782(e)
Other Assets & Liabilities, Net		(7,756,165)
Net Assets		$2,152,331,617

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            The rate shown is the seven-day current annualized yield at September 30, 2015.

(c)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	150,844,247	311,165,922	(341,981,961)	120,028,208	155,059	120,028,208

(d)            At September 30, 2015, the cost of securities for federal income tax purposes was approximately $2,104,652,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$252,862,000
Unrealized Depreciation	(197,426,000)
Net Unrealized Appreciation	$55,436,000

(e)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR         American Depositary Receipt

NVDR       Non-voting Depository Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	96,030,701	—	96,030,701
Belgium	—	25,145,551	—	25,145,551
Brazil	66,309,340	—	—	66,309,340
Canada	151,967,875	—	—	151,967,875
China	28,120,956	47,525,321	—	75,646,277
Denmark	—	58,812,801	—	58,812,801
France	—	72,572,091	—	72,572,091
Germany	—	177,495,638	—	177,495,638
Hong Kong	—	61,544,451	—	61,544,451
Israel	52,770,170	—	—	52,770,170
Japan	—	154,709,147	—	154,709,147
Mexico	40,142,877	—	—	40,142,877
Netherlands	—	25,263,823	—	25,263,823
Singapore	41,264,676	29,727,127	—	70,991,803
South Korea	—	34,410,812	—	34,410,812
Spain	—	26,243,048	—	26,243,048
Sweden	—	88,822,649	—	88,822,649
Switzerland	—	210,210,135	—	210,210,135
Taiwan	—	38,706,147	—	38,706,147
Thailand	—	32,734,217	—	32,734,217
Turkey	—	17,602,685	—	17,602,685
United Kingdom	—	461,927,336	—	461,927,336
Total Common Stocks	380,575,894	1,659,483,680	—	2,040,059,574
Money Market Funds	—	120,028,208	—	120,028,208
Total Investments	380,575,894	1,779,511,888	—	2,160,087,782

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	150,844,247	150,844,247	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 17.9%
Aerospace & Defense 0.1%
Airbus Group Finance BV (a)
04/17/23	2.700%	$589,000	$581,483
BAE Systems Holdings, Inc. (a)
06/01/19	6.375%	555,000	630,620
10/07/24	3.800%	725,000	733,725
Lockheed Martin Corp.
11/15/19	4.250%	300,000	326,931
12/15/42	4.070%	257,000	243,213
Northrop Grumman Systems Corp.
02/15/31	7.750%	400,000	530,176
Total			3,046,148
Agencies 0.1%
Financing Corp. (b)
11/30/17	0.000%	3,250,000	3,185,491
Airlines 0.1%
Air Canada Pass-Through Trust (a)
05/15/25	4.125%	925,673	937,429
American Airlines Pass-Through Trust
01/31/21	5.250%	155,685	166,193
01/15/23	4.950%	727,241	776,330
Continental Airlines Pass-Through Trust
04/19/22	5.983%	687,234	759,393
10/29/24	4.000%	166,857	168,942
Delta Air Lines Pass-Through Trust
04/15/19	5.300%	83,173	88,788
United Airlines, Inc. Pass-Through Trust
08/15/25	4.300%	288,452	297,827
Total			3,194,902
Apartment REIT —%
ERP Operating LP
08/01/16	5.375%	500,000	518,035
12/15/21	4.625%	788,000	858,839
Total			1,376,874
Automotive 0.5%
American Honda Finance Corp.
03/13/18	1.500%	760,000	758,681
American Honda Finance Corp. (a)
02/28/17	2.125%	652,000	662,392
02/16/18	1.600%	1,118,000	1,121,670
Daimler Finance North America LLC
01/18/31	8.500%	1,275,000	1,810,073
Daimler Finance North America LLC (a)
08/03/18	2.000%	410,000	403,996
07/31/19	2.250%	459,000	446,885
Ford Motor Credit Co. LLC
02/03/17	4.250%	1,200,000	1,240,019
06/12/17	3.000%	300,000	304,756
09/08/17	1.684%	2,478,000	2,460,723
01/09/18	2.145%	618,000	615,897

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
03/12/19	2.375%	$869,000	$862,097
11/04/19	2.597%	700,000	692,826
08/04/20	3.157%	550,000	548,969
01/09/22	3.219%	271,000	262,299
08/04/25	4.134%	529,000	526,602
Ford Motor Credit Co. LLC (c)
05/09/16	1.561%	506,000	507,595
General Motors Financial Co., Inc.
07/13/20	3.200%	1,682,000	1,659,345
Johnson Controls, Inc.
12/01/21	3.750%	525,000	538,048
12/01/41	5.250%	865,000	873,219
07/02/64	4.950%	885,000	784,891
Toyota Motor Credit Corp.
05/22/17	1.750%	1,000,000	1,010,570
07/13/18	1.550%	356,000	357,621
07/13/22	2.800%	700,000	704,203
Total			19,153,377
Banking 4.9%
ABN AMRO Bank NV (a)
06/04/18	1.800%	1,195,000	1,192,065
10/30/18	2.500%	720,000	731,534
07/28/25	4.750%	231,000	228,849
ANZ New Zealand International Ltd. (a)
09/23/19	2.600%	400,000	404,561
08/06/20	2.850%	478,000	488,527
American Express Co.
03/19/18	7.000%	500,000	561,748
12/05/24	3.625%	170,000	168,196
American Express Credit Corp.
07/29/16	1.300%	265,000	266,023
09/19/16	2.800%	2,039,000	2,074,432
03/24/17	2.375%	541,000	549,499
07/31/18	1.800%	651,000	650,793
Associates Corp. of North America
11/01/18	6.950%	193,000	220,112
BB&T Corp.
12/23/15	5.200%	400,000	404,346
08/15/17	1.600%	306,000	307,534
04/30/19	6.850%	400,000	465,034
11/01/19	5.250%	800,000	885,839
01/15/20	2.450%	1,900,000	1,918,001
BNP Paribas SA (a)
09/28/25	4.375%	1,750,000	1,707,858
BPCE SA
01/26/18	1.625%	1,855,000	1,855,219
Bank of America Corp.
10/14/16	5.625%	500,000	522,766
08/28/17	6.400%	4,249,000	4,610,955
09/01/17	6.000%	350,000	377,210
07/15/18	6.500%	1,300,000	1,451,971
01/15/19	2.600%	800,000	808,128
06/01/19	7.625%	50,000	58,861
07/01/20	5.625%	2,750,000	3,099,096
05/13/21	5.000%	900,000	991,694

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
04/01/24	4.000%	$4,000,000	$4,117,228
Bank of Montreal
07/31/18	1.800%	437,000	438,486
01/25/19	2.375%	1,196,000	1,213,765
Bank of New York Mellon Corp. (The)
01/17/17	2.400%	1,024,000	1,040,345
01/15/20	4.600%	230,000	252,700
08/17/20	2.600%	437,000	443,433
09/23/21	3.550%	270,000	283,680
11/18/25	3.950%	575,000	606,291
Bank of Nova Scotia (The)
10/30/18	2.050%	200,000	201,631
07/21/21	2.800%	500,000	504,983
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (a)
09/14/18	2.150%	900,000	906,056
Banque Federative du Credit Mutuel SA (a)
01/20/17	1.700%	2,000,000	2,007,930
Barclays Bank PLC
01/08/20	5.125%	400,000	447,318
06/08/20	2.875%	2,004,000	2,008,315
03/16/25	3.650%	1,491,000	1,424,239
Barclays PLC
08/17/45	5.250%	404,000	408,985
Canadian Imperial Bank of Commerce
01/23/18	1.550%	655,000	656,448
Capital One Bank USA NA
02/15/23	3.375%	2,100,000	2,042,592
Capital One Financial Corp.
04/24/19	2.450%	970,000	966,921
07/15/21	4.750%	381,000	415,591
06/15/23	3.500%	660,000	654,533
Citigroup, Inc.
01/10/17	4.450%	1,800,000	1,871,714
08/15/17	6.000%	540,000	582,105
11/21/17	6.125%	900,000	981,042
04/27/18	1.700%	625,000	621,752
07/30/18	2.150%	822,000	826,078
05/22/19	8.500%	700,000	845,150
08/09/20	5.375%	209,000	233,276
10/25/23	3.875%	3,400,000	3,505,968
04/27/25	3.300%	2,000,000	1,948,064
06/10/25	4.400%	92,000	92,528
09/13/25	5.500%	998,000	1,085,509
12/01/25	7.000%	765,000	926,085
09/29/27	4.450%	1,000,000	989,956
01/15/28	6.625%	215,000	259,967
Comerica Bank
08/22/17	5.200%	500,000	530,687
Comerica, Inc.
07/22/26	3.800%	656,000	654,245
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
01/11/21	4.500%	620,000	683,838
02/08/22	3.875%	1,180,000	1,242,772
08/04/25	4.375%	358,000	359,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)
09/30/10	5.800%	$500,000	$550,994
Countrywide Financial Corp.
05/15/16	6.250%	1,520,000	1,563,150
Credit Suisse Group Funding Ltd. (a)
03/26/20	2.750%	362,000	360,989
09/15/22	3.800%	613,000	612,301
05/15/45	4.875%	250,000	244,987
Credit Suisse
01/29/18	1.750%	816,000	815,450
10/29/21	3.000%	835,000	832,759
09/09/24	3.625%	704,000	705,167
Deutsche Bank AG
09/01/17	6.000%	775,000	835,231
02/13/18	1.875%	275,000	274,241
02/13/19	2.500%	700,000	702,916
08/20/20	2.950%	1,150,000	1,155,117
Discover Bank
08/09/21	3.200%	750,000	752,821
08/08/23	4.200%	1,054,000	1,085,240
Fifth Third Bancorp
03/01/19	2.300%	380,000	381,557
04/25/19	2.375%	1,200,000	1,211,494
07/27/20	2.875%	750,000	756,178
Goldman Sachs Group, Inc. (The)
02/07/16	3.625%	805,000	812,709
01/18/18	5.950%	1,000,000	1,092,508
04/01/18	6.150%	1,500,000	1,652,020
01/31/19	2.625%	1,797,000	1,819,249
02/15/19	7.500%	3,565,000	4,157,567
03/15/20	5.375%	1,010,000	1,126,638
04/23/20	2.600%	487,000	488,325
06/15/20	6.000%	1,281,000	1,472,185
09/15/20	2.750%	199,000	200,014
07/27/21	5.250%	1,123,000	1,252,416
03/03/24	4.000%	468,000	481,695
07/08/24	3.850%	453,000	461,777
01/23/25	3.500%	578,000	568,968
05/22/25	3.750%	3,100,000	3,095,018
HSBC Bank PLC (a)
05/15/18	1.500%	1,432,000	1,424,103
08/12/20	4.125%	622,000	674,273
01/19/21	4.750%	565,000	627,121
HSBC Holdings PLC
04/05/21	5.100%	586,000	648,878
01/14/22	4.875%	410,000	452,560
03/14/24	4.250%	2,500,000	2,479,975
08/18/25	4.250%	616,000	607,004
HSBC USA, Inc.
01/16/18	1.625%	1,660,000	1,655,286
Huntington National Bank (The)
06/30/18	2.000%	557,000	558,424
08/20/20	2.875%	661,000	668,547
ING Bank NV (a)
10/01/19	2.500%	700,000	711,880
KeyBank NA

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
11/01/17	5.700%	$817,000	$883,180
05/22/22	3.180%	1,373,000	1,390,817
KeyCorp
09/15/20	2.900%	500,000	503,740
03/24/21	5.100%	253,000	279,938
Lloyds Bank PLC
03/16/18	1.750%	534,000	534,177
08/17/18	2.000%	1,000,000	1,003,576
Macquarie Bank Ltd. (a)
07/29/20	2.850%	900,000	912,979
07/29/25	4.000%	960,000	959,984
Macquarie Group Ltd. (a)
01/14/20	6.000%	1,700,000	1,907,468
01/14/21	6.250%	926,000	1,053,380
Morgan Stanley
01/09/17	5.450%	3,300,000	3,466,122
12/28/17	5.950%	1,200,000	1,307,711
01/24/19	2.500%	1,563,000	1,584,397
07/23/19	2.375%	420,000	420,044
09/23/19	5.625%	130,000	145,049
01/26/20	5.500%	600,000	670,759
01/27/20	2.650%	567,000	569,680
06/16/20	2.800%	2,473,000	2,485,029
07/24/20	5.500%	696,000	781,366
07/28/21	5.500%	2,815,000	3,181,285
07/23/25	4.000%	1,453,000	1,484,956
11/24/25	5.000%	1,113,000	1,183,367
01/27/45	4.300%	459,000	436,224
National Australia Bank Ltd. (a)
07/27/16	3.000%	3,250,000	3,308,165
Nordea Bank AB (a)
09/17/20	2.500%	1,400,000	1,409,992
09/21/22	4.250%	910,000	931,521
Northern Trust Co. (The)
08/15/18	6.500%	500,000	566,343
PNC Bank NA
01/30/23	2.950%	570,000	557,545
PNC Bank National Association
04/01/18	6.875%	1,000,000	1,115,821
Royal Bank of Canada
07/20/16	2.300%	1,215,000	1,229,710
SouthTrust Bank
05/15/25	7.690%	500,000	629,513
State Street Corp.
05/15/23	3.100%	630,000	620,445
12/16/24	3.300%	977,000	986,860
08/18/25	3.550%	1,146,000	1,169,192
SunTrust Banks, Inc.
01/20/17	3.500%	600,000	614,729
11/01/18	2.350%	419,000	423,671
Svenska Handelsbanken AB (d)
10/01/20	2.400%	400,000	400,655
Toronto-Dominion Bank (The)
11/05/19	2.250%	812,000	816,842

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
U.S. Bancorp
05/15/17	1.650%	$500,000	$504,474
05/24/21	4.125%	309,000	335,092
03/15/22	3.000%	358,000	366,467
01/30/24	3.700%	752,000	787,275
UBS AG
12/20/17	5.875%	350,000	381,091
04/25/18	5.750%	244,000	267,523
08/04/20	4.875%	305,000	339,543
US Bank NA
01/26/18	1.350%	775,000	775,302
Wachovia Corp.
02/01/18	5.750%	1,400,000	1,531,950
Wells Fargo & Co.
07/22/20	2.600%	596,000	600,589
01/22/21	3.000%	3,910,000	4,006,440
04/01/21	4.600%	200,000	219,480
09/09/24	3.300%	750,000	744,307
09/29/25	3.550%	2,000,000	2,000,752
06/03/26	4.100%	613,000	618,415
07/22/27	4.300%	559,000	569,700
Wells Fargo Bank
11/15/17	6.000%	5,300,000	5,777,450
Westpac Banking Corp.
11/19/19	4.875%	750,000	830,170
Westpac Banking Corp. (a)
03/03/20	2.000%	405,000	406,439
Total			171,301,320
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc.
09/15/17	6.250%	900,000	985,428
Blackstone Holdings Finance Co. LLC (a)
03/15/21	5.875%	850,000	975,773
Charles Schwab Corp. (The)
09/01/22	3.225%	325,000	334,013
Jefferies Group LLC
11/09/15	3.875%	375,000	376,110
04/15/21	6.875%	1,865,000	2,095,988
Nomura Holdings, Inc.
01/19/16	4.125%	650,000	655,590
03/04/20	6.700%	190,000	223,571
Total			5,646,473
Building Materials —%
CRH America, Inc. (a)
05/18/25	3.875%	300,000	300,467
Cable and Satellite 0.5%
COX Communications, Inc. (a)
01/15/19	9.375%	380,000	452,400
03/01/39	8.375%	420,000	509,232

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	$1,165,000	$1,625,596
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	842,666
Comcast Corp.
11/15/35	6.500%	1,070,000	1,361,902
03/15/37	6.450%	1,940,000	2,455,134
Cox Communications, Inc. (a)
02/01/35	4.800%	380,000	336,798
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	535,000	583,121
03/15/22	3.800%	760,000	764,952
04/01/24	4.450%	1,000,000	1,025,827
08/15/40	6.000%	875,000	899,914
03/01/41	6.375%	425,000	455,348
NBCUniversal Media LLC
04/01/21	4.375%	755,000	827,158
04/30/40	6.400%	314,000	392,176
TCI Communications, Inc.
02/15/28	7.125%	415,000	537,300
Time Warner Cable, Inc.
07/01/18	6.750%	865,000	962,526
02/14/19	8.750%	662,000	777,428
05/01/37	6.550%	580,000	569,896
Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	806,113
Total			16,185,487
Chemicals 0.5%
Agrium, Inc.
03/15/35	4.125%	2,700,000	2,384,116
CF Industries, Inc.
05/01/20	7.125%	1,177,000	1,383,589
Dow Chemical Co. (The)
05/15/19	8.550%	329,000	397,717
09/15/21	8.850%	400,000	509,472
11/15/21	4.125%	730,000	762,609
11/01/29	7.375%	455,000	579,204
EI du Pont de Nemours & Co.
03/15/19	5.750%	250,000	281,277
01/15/28	6.500%	355,000	444,941
12/15/36	5.600%	525,000	596,683
Ecolab, Inc.
01/12/20	2.250%	776,000	777,249
12/08/41	5.500%	970,000	1,097,110
Mosaic Co. (The)
11/15/21	3.750%	905,000	926,068
11/15/23	4.250%	814,000	825,420
11/15/33	5.450%	836,000	880,785
11/15/43	5.625%	235,000	247,585
PPG Industries, Inc.
03/15/18	6.650%	212,000	236,560
Potash Corp. of Saskatchewan, Inc.
12/01/17	3.250%	300,000	309,012

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
05/15/19	6.500%	$450,000	$512,228
Praxair, Inc.
03/15/17	5.200%	740,000	783,495
02/05/25	2.650%	587,000	567,716
Union Carbide Corp.
06/01/25	7.500%	515,000	630,134
10/01/96	7.750%	920,000	1,133,522
Total			16,266,492
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
02/15/19	7.150%	320,000	373,582
Caterpillar, Inc.
12/15/18	7.900%	1,000,000	1,184,322
08/15/42	3.803%	1,011,000	926,784
John Deere Capital Corp.
10/10/17	1.200%	570,000	570,089
12/15/17	1.550%	457,000	459,454
07/13/18	1.600%	535,000	535,740
06/12/24	3.350%	869,000	878,105
09/11/25	3.400%	733,000	738,292
Total			5,666,368
Consumer Cyclical Services 0.1%
ADT Corp. (The)
07/15/22	3.500%	1,200,000	1,062,000
Amazon.com, Inc.
12/05/34	4.800%	500,000	513,779
eBay, Inc.
08/01/21	2.875%	400,000	390,010
07/15/22	2.600%	1,425,000	1,317,068
08/01/24	3.450%	970,000	922,344
Total			4,205,201
Consumer Products 0.1%
Kimberly-Clark Corp.
03/01/22	2.400%	268,000	266,583
06/01/23	2.400%	600,000	585,488
Koninklijke Philips NV
03/11/18	5.750%	148,000	160,576
03/15/22	3.750%	600,000	610,058
06/01/26	7.200%	175,000	217,845
Total			1,840,550
Diversified Manufacturing 0.2%
Danaher Corp.
09/15/25	3.350%	1,812,000	1,848,370
Eaton Corp.
04/01/24	7.625%	500,000	630,390
11/02/32	4.000%	145,000	139,245
Parker-Hannifin Corp.
11/21/24	3.300%	448,000	457,361
Siemens Financieringsmaatschappij NV (a)
05/27/22	2.900%	520,000	522,091
08/17/26	6.125%	1,085,000	1,339,080

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Tyco International Finance SA
02/14/26	3.900%	$374,000	$378,703
Total			5,315,240
Electric 1.2%
Alabama Power Co.
02/15/33	5.700%	467,000	538,332
05/15/38	6.125%	70,000	85,428
American Electric Power Co., Inc.
12/15/17	1.650%	357,000	355,898
12/15/22	2.950%	375,000	364,138
Arizona Public Service Co.
01/15/20	2.200%	255,000	254,745
04/01/42	4.500%	93,000	96,934
Berkshire Hathaway Energy Co.
11/15/23	3.750%	976,000	1,005,619
02/01/25	3.500%	529,000	531,962
CMS Energy Corp.
06/15/19	8.750%	580,000	713,479
CenterPoint Energy, Inc.
05/01/18	6.500%	1,065,000	1,184,151
Cleveland Electric Illuminating Co. (The)
11/15/18	8.875%	600,000	716,793
Consumers Energy Co.
05/15/22	2.850%	282,000	281,807
08/31/64	4.350%	547,000	528,516
DTE Electric Co.
06/01/21	3.900%	285,000	307,564
06/15/42	3.950%	364,000	355,245
DTE Energy Co.
12/01/19	2.400%	434,000	436,693
DTE Energy Co. (a)
06/15/22	3.300%	397,000	406,230
Dominion Resources, Inc.
08/01/33	5.250%	1,315,000	1,417,331
08/01/41	4.900%	102,000	104,206
Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	684,410
06/15/20	4.300%	1,356,000	1,489,622
01/15/38	6.000%	226,000	283,678
12/15/41	4.250%	313,000	318,908
Duke Energy Corp.
11/15/16	2.150%	757,000	765,055
Duke Energy Indiana, Inc.
07/15/20	3.750%	772,000	825,550
Duke Energy Progress LLC
05/15/22	2.800%	607,000	609,080
04/01/35	5.700%	300,000	356,874
Exelon Generation Co. LLC
10/01/17	6.200%	800,000	867,678
01/15/20	2.950%	840,000	851,132
10/01/20	4.000%	750,000	787,031
Indiana Michigan Power Co.
03/15/19	7.000%	420,000	486,136

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
John Sevier Combined Cycle Generation LLC
01/15/42	4.626%	$348,716	$384,001
Kansas City Power & Light Co.
03/15/23	3.150%	230,000	228,378
10/01/41	5.300%	750,000	818,056
Louisville Gas & Electric Co.
10/01/25	3.300%	354,000	359,823
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	687,462
Nevada Power Co.
08/01/18	6.500%	1,275,000	1,440,288
03/15/19	7.125%	530,000	616,670
09/15/40	5.375%	67,000	75,915
Nextera Energy Capital Holdings, Inc.
09/15/19	2.400%	506,000	504,508
Niagara Mohawk Power Corp. (a)
10/01/34	4.278%	753,000	759,344
Oncor Electric Delivery Co. LLC
09/01/18	6.800%	813,000	922,872
09/01/22	7.000%	155,000	191,134
PPL Capital Funding, Inc.
06/15/22	4.200%	313,000	329,028
PPL Electric Utilities Corp.
09/01/22	2.500%	368,000	358,974
PSEG Power LLC
12/01/15	5.500%	212,000	213,628
09/15/16	5.320%	800,000	829,863
09/15/21	4.150%	233,000	244,067
11/15/23	4.300%	449,000	460,072
PacifiCorp
07/15/18	5.650%	1,500,000	1,661,430
06/15/21	3.850%	335,000	358,027
10/15/37	6.250%	200,000	254,720
Pacific Gas & Electric Co.
11/15/23	3.850%	825,000	861,587
06/15/25	3.500%	750,000	759,700
04/15/42	4.450%	257,000	259,309
08/15/42	3.750%	531,000	481,408
Peco Energy Co.
09/15/22	2.375%	2,000,000	1,927,948
Potomac Electric Power Co.
12/15/38	7.900%	160,000	241,396
Progress Energy, Inc.
01/15/21	4.400%	187,000	201,245
Public Service Co. of Colorado
11/15/20	3.200%	240,000	252,711
Public Service Co. of New Hampshire
11/01/23	3.500%	303,000	313,666
Public Service Co. of Oklahoma
12/01/19	5.150%	377,000	422,903
02/01/21	4.400%	231,000	249,121
San Diego Gas & Electric Co.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
06/01/26	6.000%	$525,000	$653,315
05/15/40	5.350%	21,000	24,999
South Carolina Electric & Gas Co.
06/01/64	4.500%	130,000	123,586
Southern California Edison Co.
06/01/21	3.875%	225,000	242,140
02/01/22	1.845%	864,500	862,160
02/01/38	5.950%	210,000	261,131
Southern Co. (The)
09/01/19	2.150%	389,000	384,591
Southern Power Co.
09/15/41	5.150%	466,000	463,827
Southwestern Electric Power Co.
04/01/45	3.900%	428,000	379,622
Southwestern Public Service Co.
12/01/18	8.750%	804,000	967,357
Virginia Electric and Power Co.
03/15/23	2.750%	900,000	891,904
02/15/24	3.450%	783,000	799,601
11/15/38	8.875%	205,000	329,002
WEC Energy Group, Inc.
06/15/25	3.550%	721,000	732,291
Wisconsin Electric Power Co.
09/15/21	2.950%	86,000	88,034
06/01/25	3.100%	192,000	193,067
Xcel Energy, Inc.
05/15/20	4.700%	98,000	106,487
09/15/41	4.800%	90,000	93,006
Total			43,275,599
Environmental —%
Republic Services, Inc.
06/01/22	3.550%	839,000	860,017
Waste Management, Inc.
06/30/20	4.750%	450,000	499,909
Total			1,359,926
Finance Companies 0.6%
AIG Global Funding (a)
12/15/17	1.650%	453,000	453,992
General Electric Capital Corp.
12/11/15	1.000%	606,000	606,667
09/15/17	5.625%	3,400,000	3,703,375
05/01/18	5.625%	4,550,000	5,037,123
08/07/19	6.000%	2,400,000	2,775,730
01/08/20	5.500%	1,450,000	1,659,411
01/09/20	2.200%	602,000	608,646
01/07/21	4.625%	300,000	334,795
02/11/21	5.300%	292,000	335,890
09/07/22	3.150%	700,000	721,230
01/09/23	3.100%	1,000,000	1,022,468
03/15/32	6.750%	505,000	683,856
General Electric Capital Corp. (c)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
02/15/17	0.491%	$1,250,000	$1,248,458
HSBC Finance Corp.
01/19/16	5.500%	1,090,000	1,104,641
Total			20,296,282
Food and Beverage 0.5%
Anheuser-Busch Companies, Inc.
01/15/31	6.800%	640,000	793,068
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	96,000	112,811
11/15/19	6.875%	250,000	293,691
01/15/39	8.200%	410,000	576,706
Brown-Forman Corp.
07/15/45	4.500%	525,000	550,392
Bunge Ltd. Finance Corp.
06/15/19	8.500%	790,000	943,837
Cargill, Inc. (a)
11/27/17	6.000%	170,000	185,461
03/06/19	7.350%	250,000	294,955
11/01/36	7.250%	300,000	413,051
09/15/37	6.625%	545,000	718,798
Coca-Cola Co. (The)
04/01/18	1.150%	1,011,000	1,010,093
ConAgra Foods, Inc.
10/01/26	7.125%	400,000	474,074
Diageo Investment Corp.
05/11/22	2.875%	900,000	890,300
09/15/22	8.000%	865,000	1,119,445
General Mills, Inc.
02/15/19	5.650%	140,000	155,755
Heineken NV (a)
10/01/17	1.400%	655,000	654,687
Kraft Foods Group, Inc.
08/23/18	6.125%	400,000	446,200
01/26/39	6.875%	605,000	752,076
Kraft Heinz Co. (The) (a)
07/15/25	3.950%	500,000	511,592
Kraft Heinz Foods Co. (a)
07/15/35	5.000%	600,000	626,753
Mondelez International, Inc.
02/01/24	4.000%	75,000	77,720
PepsiCo, Inc.
08/13/17	1.250%	1,025,000	1,031,953
11/01/18	7.900%	133,000	157,224
08/25/21	3.000%	838,000	867,243
07/17/25	3.500%	625,000	641,284
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	1,400,000	1,435,589
Sysco Corp.
10/01/25	3.750%	388,000	392,082

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
Tyson Foods, Inc.
08/15/24	3.950%	$932,000	$949,345
Total			17,076,185
Foreign Agencies —%
CNOOC Finance Ltd.
05/09/23	3.000%	1,300,000	1,217,633
CNOOC Nexen Finance ULC
04/30/24	4.250%	389,000	392,001
Total			1,609,634
Health Care 0.1%
Becton Dickinson and Co.
12/15/24	3.734%	345,000	351,216
Cardinal Health, Inc.
11/15/19	2.400%	835,000	845,152
Medco Health Solutions, Inc.
03/15/18	7.125%	500,000	561,021
09/15/20	4.125%	760,000	798,058
Memorial Sloan-Kettering Cancer Center
07/01/55	4.200%	60,000	55,193
Quest Diagnostics, Inc.
01/30/20	4.750%	600,000	651,599
Total			3,262,239
Healthcare Insurance 0.1%
Aetna, Inc.
12/15/37	6.750%	590,000	733,830
UnitedHealth Group, Inc.
07/16/18	1.900%	382,000	385,961
07/15/22	3.350%	384,000	396,326
07/15/35	4.625%	308,000	324,983
03/15/36	5.800%	185,000	221,039
11/15/37	6.625%	285,000	366,483
Total			2,428,622
Healthcare REIT 0.1%
HCP, Inc.
02/01/20	2.625%	1,222,000	1,217,783
02/01/21	5.375%	682,000	755,383
11/15/23	4.250%	490,000	493,159
03/01/24	4.200%	81,000	80,923
Ventas Realty LP/Capital Corp.
06/01/21	4.750%	500,000	539,442
08/15/22	3.250%	450,000	440,664
Ventas Realty LP
01/15/26	4.125%	258,000	260,065
Welltower, Inc.
06/01/25	4.000%	652,000	651,806
Total			4,439,225

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 0.6%
Alberta Energy Co., Ltd.
11/01/31	7.375%	$695,000	$694,481
Anadarko Finance Co.
05/01/31	7.500%	1,240,000	1,512,987
Anadarko Holding Co.
05/15/28	7.150%	570,000	656,977
Apache Corp.
09/15/18	6.900%	750,000	851,932
04/15/22	3.250%	64,000	62,309
04/15/43	4.750%	268,000	241,834
Burlington Resources Finance Co.
12/01/31	7.400%	530,000	688,690
Burlington Resources, Inc.
03/15/25	8.200%	300,000	400,537
Canadian Natural Resources Ltd.
06/30/33	6.450%	1,423,000	1,463,546
ConocoPhillips
07/15/18	6.650%	605,000	685,202
03/30/29	7.000%	475,000	580,019
Devon Energy Corp.
01/15/19	6.300%	1,050,000	1,175,466
Devon Financing Corp. LLC
09/30/31	7.875%	1,050,000	1,284,725
EOG Resources, Inc.
03/15/23	2.625%	707,000	686,546
Hess Corp.
10/01/29	7.875%	725,000	855,905
Kerr-McGee Corp.
09/15/31	7.875%	800,000	993,526
Marathon Oil Corp.
11/01/22	2.800%	700,000	626,486
06/01/25	3.850%	1,300,000	1,150,883
10/01/37	6.600%	300,000	300,615
Noble Energy, Inc.
05/01/21	5.625%	787,000	791,722
06/01/22	5.875%	598,000	596,872
Occidental Petroleum Corp.
02/15/17	1.750%	244,000	246,117
02/15/23	2.700%	1,250,000	1,207,395
Talisman Energy, Inc.
06/01/19	7.750%	795,000	893,096
02/01/37	5.850%	340,000	282,852
02/01/38	6.250%	345,000	294,215
Tosco Corp.
02/15/30	8.125%	775,000	1,077,707
Total			20,302,642
Integrated Energy 0.4%
BG Energy Capital PLC (a)
10/15/41	5.125%	200,000	209,229
BP Capital Markets PLC
11/06/17	1.375%	497,000	496,254

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
05/06/22	3.245%	$715,000	$719,597
09/26/23	3.994%	1,212,000	1,257,531
02/10/24	3.814%	409,000	417,674
Cenovus Energy, Inc.
08/15/22	3.000%	300,000	273,523
09/15/23	3.800%	100,000	94,029
11/15/39	6.750%	665,000	689,830
Chevron Corp.
12/05/22	2.355%	435,000	420,666
06/24/23	3.191%	269,000	272,607
Husky Energy, Inc.
04/15/22	3.950%	750,000	724,337
Petro-Canada
05/15/35	5.950%	1,450,000	1,612,810
Shell International Finance BV
09/22/19	4.300%	1,000,000	1,088,891
03/25/20	4.375%	400,000	439,120
05/11/20	2.125%	465,000	465,481
08/12/23	3.400%	489,000	499,662
12/15/38	6.375%	480,000	598,827
Suncor Energy, Inc.
06/01/18	6.100%	970,000	1,071,113
Total Capital International SA
06/28/17	1.550%	311,000	313,277
06/19/21	2.750%	1,530,000	1,554,414
01/25/23	2.700%	500,000	486,704
Total Capital SA
03/15/16	2.300%	1,170,000	1,179,800
Total			14,885,376
Life Insurance 0.7%
AIG SunAmerica Global Financing X (a)
03/15/32	6.900%	585,000	754,710
American International Group, Inc.
02/15/24	4.125%	1,286,000	1,351,045
07/10/25	3.750%	242,000	245,759
01/15/35	3.875%	537,000	493,973
Jackson National Life Global Funding (a)
06/01/18	4.700%	600,000	647,791
Lincoln National Corp.
06/24/21	4.850%	140,000	153,910
03/15/22	4.200%	865,000	898,556
MassMutual Global Funding II (a)
04/14/16	3.125%	290,000	293,953
04/05/17	2.000%	670,000	678,656
08/02/18	2.100%	598,000	604,165
10/17/22	2.500%	1,551,000	1,509,593
MetLife Global Funding I (a)
01/10/18	1.500%	1,314,000	1,311,890
MetLife, Inc.
09/15/23	4.368%	600,000	644,623
11/13/43	4.875%	490,000	516,530
Metropolitan Life Global Funding I (a)
01/11/16	3.125%	855,000	861,167

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
06/14/18	3.650%	$900,000	$947,281
04/11/22	3.875%	1,049,000	1,094,711
New York Life Global Funding (a)
02/12/16	0.800%	450,000	450,562
06/18/19	2.150%	1,573,000	1,586,496
Pacific Life Insurance Co. (a)
06/15/39	9.250%	490,000	730,428
Pricoa Global Funding I (a)
05/29/18	1.600%	1,439,000	1,436,585
Principal Financial Group, Inc.
05/15/19	8.875%	500,000	610,234
Principal Life Global Funding II (a)
12/11/15	1.000%	478,000	478,359
10/15/18	2.250%	2,018,000	2,047,263
Prudential Insurance Co. of America (The) (a)
07/01/25	8.300%	2,060,000	2,746,363
Total			23,094,603
Media and Entertainment 0.4%
21st Century Fox America, Inc.
05/18/18	7.250%	375,000	429,110
07/15/24	9.500%	407,000	560,154
10/30/25	7.700%	400,000	507,136
04/30/28	7.300%	350,000	420,784
12/15/34	6.200%	450,000	514,272
CBS Corp.
01/15/25	3.500%	1,019,000	981,372
07/01/42	4.850%	1,075,000	987,420
Discovery Communications LLC
06/15/21	4.375%	200,000	208,375
05/15/22	3.300%	500,000	487,183
05/15/42	4.950%	490,000	439,200
Historic TW, Inc.
05/15/29	6.625%	1,465,000	1,790,919
Sky PLC (a)
09/16/24	3.750%	363,000	357,804
Thomson Reuters Corp.
07/15/18	6.500%	725,000	813,511
Time Warner Companies, Inc.
02/01/24	7.570%	400,000	493,713
Time Warner, Inc.
03/29/21	4.750%	300,000	326,207
12/15/23	4.050%	400,000	411,538
04/15/31	7.625%	450,000	574,631
05/01/32	7.700%	690,000	896,010
Viacom, Inc.
04/30/16	6.250%	38,000	39,088
10/05/17	6.125%	375,000	405,375
12/15/21	3.875%	568,000	558,629
03/15/23	3.250%	167,000	152,744
12/15/34	4.850%	250,000	215,984
03/15/43	4.375%	269,000	198,432
Walt Disney Co. (The)
12/15/17	5.875%	500,000	550,579

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
05/30/19	1.850%	$585,000	$588,739
09/17/25	3.150%	680,000	688,834
Total			14,597,743
Metals 0.2%
BHP Billiton Finance USA Ltd.
09/30/18	2.050%	554,000	555,506
03/01/26	6.420%	500,000	593,265
09/30/43	5.000%	497,000	502,692
Barrick North America Finance LLC
05/30/21	4.400%	400,000	388,675
Freeport Minerals Corp.
06/01/31	9.500%	678,000	659,834
Freeport-McMoRan, Inc.
03/01/17	2.150%	917,000	868,857
03/01/22	3.550%	580,000	435,000
03/15/23	3.875%	152,000	113,050
11/14/24	4.550%	300,000	223,500
11/14/34	5.400%	390,000	272,879
03/15/43	5.450%	524,000	364,180
Nucor Corp.
12/01/37	6.400%	250,000	291,643
Placer Dome, Inc.
10/15/35	6.450%	780,000	719,817
Rio Tinto Finance USA Ltd.
05/01/19	9.000%	390,000	477,108
11/02/20	3.500%	300,000	311,714
09/20/21	3.750%	1,104,000	1,131,338
Teck Resources Ltd.
01/15/22	4.750%	1,094,000	702,895
02/01/23	3.750%	203,000	123,830
Total			8,735,783
Midstream 0.9%
ANR Pipeline Co.
11/01/21	9.625%	200,000	266,095
Boardwalk Pipelines LP
12/15/24	4.950%	350,000	324,192
Buckeye Partners LP
02/01/21	4.875%	800,000	817,093
07/01/23	4.150%	738,000	677,616
10/15/24	4.350%	250,000	234,226
11/15/43	5.850%	50,000	45,751
CenterPoint Energy Resources Corp.
11/01/17	6.125%	395,000	432,248
EnLink Midstream Partners LP
04/01/19	2.700%	664,000	656,222
06/01/25	4.150%	837,000	767,789
04/01/45	5.050%	745,000	631,204
Energy Transfer Partners LP
02/01/23	3.600%	958,000	862,451
03/15/25	4.050%	946,000	836,012
Enterprise Products Operating LLC
03/15/23	3.350%	1,900,000	1,836,485

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
10/15/34	6.650%	$800,000	$895,316
Gulf South Pipeline Co. LP
06/15/22	4.000%	1,335,000	1,256,903
Magellan Midstream Partners LP
07/15/19	6.550%	1,065,000	1,214,281
02/01/21	4.250%	730,000	758,869
10/15/43	5.150%	438,000	415,486
NiSource Finance Corp.
01/15/19	6.800%	377,000	431,462
09/15/20	5.450%	225,000	252,962
02/15/23	3.850%	237,000	245,872
02/01/42	5.800%	381,000	441,846
02/15/44	4.800%	572,000	591,648
ONEOK Partners LP
03/15/25	4.900%	1,480,000	1,377,984
10/01/36	6.650%	840,000	837,849
Plains All American Pipeline LP/Finance Corp.
12/15/19	2.600%	538,000	531,509
10/15/25	4.650%	1,930,000	1,937,158
02/15/45	4.900%	1,221,000	1,090,467
Spectra Energy Capital LLC
10/01/19	8.000%	1,345,000	1,571,534
03/01/20	5.650%	1,465,000	1,585,933
03/15/23	3.300%	500,000	449,042
09/15/38	7.500%	490,000	538,399
Sunoco Logistics Partners Operations LP
04/01/24	4.250%	1,701,000	1,547,191
02/15/40	6.850%	652,000	635,950
Texas Eastern Transmission LP (a)
10/15/22	2.800%	660,000	615,756
TransCanada PipeLines Ltd.
01/15/19	7.125%	677,000	784,010
10/15/37	6.200%	500,000	552,386
08/15/38	7.250%	585,000	725,000
Western Gas Partners LP
06/01/21	5.375%	352,000	376,784
Total			30,048,981
Natural Gas 0.2%
AGL Capital Corp.
07/15/16	6.375%	800,000	831,832
08/15/19	5.250%	970,000	1,063,831
10/01/34	6.000%	1,000,000	1,165,963
Atmos Energy Corp.
03/15/19	8.500%	1,146,000	1,373,122
Boston Gas Co. (a)
02/15/42	4.487%	359,000	367,558
Sempra Energy
06/15/18	6.150%	370,000	410,413
02/15/19	9.800%	1,672,000	2,069,197
06/15/24	3.550%	470,000	473,023
Total			7,754,939

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Office REIT 0.1%
Boston Properties LP
05/15/21	4.125%	$378,000	$402,596
02/01/23	3.850%	860,000	880,863
Equity Commonwealth
09/15/20	5.875%	1,100,000	1,202,588
Total			2,486,047
Oil Field Services 0.2%
Diamond Offshore Drilling, Inc.
10/15/39	5.700%	200,000	144,896
11/01/43	4.875%	1,727,000	1,129,344
Halliburton Co.
02/15/21	8.750%	400,000	506,067
09/15/39	7.450%	240,000	320,790
Nabors Industries, Inc.
09/15/20	5.000%	200,000	194,231
09/15/21	4.625%	2,040,000	1,851,743
National Oilwell Varco, Inc.
12/01/17	1.350%	432,000	428,732
Noble Holding International Ltd.
03/15/22	3.950%	96,000	72,223
04/01/45	6.950%	1,073,000	805,099
Schlumberger Investment SA (a)
09/14/21	3.300%	344,000	351,750
Schlumberger Ltd. (a)
01/15/21	4.200%	610,000	659,776
Transocean, Inc.
11/15/20	6.500%	459,000	351,135
12/15/21	6.875%	1,075,000	801,864
12/15/41	7.850%	67,000	43,885
Weatherford International Ltd.
04/15/22	4.500%	111,000	89,777
03/01/39	9.875%	375,000	374,690
09/15/40	6.750%	280,000	215,898
04/15/42	5.950%	125,000	86,901
Total			8,428,801
Other Industry —%
Hutchison Whampoa International 11 Ltd. (a)
01/13/22	4.625%	1,200,000	1,283,479

Other REIT —%
Duke Realty LP
02/15/21	3.875%	521,000	540,739
ProLogis LP
03/15/20	6.875%	331,000	384,809
Total			925,548
Other Utility —%
American Water Capital Corp.
03/01/25	3.400%	524,000	530,997
10/15/37	6.593%	300,000	393,982
Total			924,979

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 0.5%
AbbVie, Inc.
11/06/22	2.900%	$870,000	$847,654
05/14/25	3.600%	3,250,000	3,205,368
05/14/35	4.500%	1,000,000	965,305
Actavis Funding SCS
03/15/22	3.450%	434,000	429,025
03/15/35	4.550%	939,000	863,937
Allergan, Inc.
03/15/23	2.800%	2,160,000	2,008,495
Amgen, Inc.
06/01/37	6.375%	1,100,000	1,303,729
11/15/41	5.150%	1,465,000	1,505,649
Biogen, Inc.
09/15/20	2.900%	1,154,000	1,165,679
Forest Laboratories LLC (a)
02/15/21	4.875%	100,000	108,004
12/15/21	5.000%	930,000	1,008,847
Gilead Sciences, Inc.
12/01/21	4.400%	500,000	541,820
GlaxoSmithKline Capital, Inc.
03/18/16	0.700%	592,000	592,829
Merck & Co, Inc.
05/18/23	2.800%	968,000	961,688
Pfizer, Inc.
06/15/23	3.000%	1,530,000	1,531,607
Zoetis, Inc.
02/01/23	3.250%	590,000	566,643
Total			17,606,279
Property & Casualty 0.3%
ACE INA Holdings, Inc.
03/13/23	2.700%	1,275,000	1,236,762
Aon PLC
11/27/23	4.000%	459,000	473,301
Berkshire Hathaway Finance Corp.
12/15/15	2.450%	333,000	334,183
05/15/18	5.400%	2,200,000	2,423,848
05/15/22	3.000%	1,000,000	1,013,365
01/15/40	5.750%	385,000	449,446
Berkshire Hathaway, Inc.
08/15/21	3.750%	488,000	522,332
CNA Financial Corp.
08/15/16	6.500%	300,000	313,511
11/15/19	7.350%	360,000	426,296
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	330,000	361,713
Liberty Mutual Insurance Co. (a)
05/15/25	8.500%	800,000	1,008,075
Marsh & McLennan Companies, Inc.
03/06/20	2.350%	1,015,000	1,022,304

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Nationwide Mutual Insurance Co. (a)
08/15/39	9.375%	$1,170,000	$1,772,127
Travelers Property Casualty Corp.
04/15/26	7.750%	605,000	810,065
Total			12,167,328
Railroads 0.4%
Burlington Northern Santa Fe LLC
03/15/22	3.050%	217,000	216,718
03/15/23	3.000%	405,000	398,836
08/15/30	7.950%	500,000	707,665
05/01/40	5.750%	790,000	903,096
03/15/42	4.400%	500,000	484,706
CSX Corp.
05/01/17	7.900%	625,000	688,516
02/01/19	7.375%	815,000	951,663
06/01/21	4.250%	215,000	232,263
10/01/36	6.000%	450,000	527,621
Canadian Pacific Railway Co.
05/15/19	7.250%	450,000	527,599
09/15/15	6.125%	1,336,000	1,403,237
Canadian Pacific Railway Ltd.
01/15/22	4.500%	1,350,000	1,453,257
Norfolk Southern Corp.
02/15/23	2.903%	883,000	861,020
05/23/11	6.000%	911,000	1,022,174
Union Pacific Corp.
07/15/22	4.163%	849,000	913,037
Union Pacific Railroad Co. 2015-1 Pass-Through Trust
05/12/27	2.695%	2,125,000	2,105,150
Total			13,396,558
Retail REIT 0.1%
Realty Income Corp.
10/15/22	3.250%	500,000	488,313
07/15/24	3.875%	1,642,000	1,643,496
Simon Property Group LP
05/30/18	6.125%	900,000	994,639
02/01/24	3.750%	1,750,000	1,800,956
Total			4,927,404
Retailers 0.3%
Advance Auto Parts, Inc.
01/15/22	4.500%	700,000	739,495
Bed Bath & Beyond, Inc.
08/01/34	4.915%	743,000	706,283
CVS Health Corp.
07/20/22	3.500%	1,211,000	1,250,750
07/20/35	4.875%	1,651,000	1,732,346
CVS Pass-Through Trust (a)
10/10/25	6.204%	251,755	286,791
01/10/34	5.926%	505,575	580,692

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Gap, Inc. (The)
04/12/21	5.950%	$773,000	$836,749
Lowes Companies, Inc.
02/15/28	6.875%	400,000	511,920
10/15/35	5.500%	1,150,000	1,326,777
Macy’s Retail Holdings, Inc.
03/15/37	6.375%	400,000	442,949
Target Corp.
11/01/32	6.350%	150,000	188,723
Walgreens Boots Alliance, Inc.
11/18/44	4.800%	500,000	479,310
Total			9,082,785
Supermarkets 0.1%
Kroger Co. (The)
08/15/17	6.400%	300,000	326,720
01/15/20	6.150%	440,000	504,287
04/01/31	7.500%	1,720,000	2,217,166
Total			3,048,173
Supranational 0.1%
African Development Bank
09/01/19	8.800%	1,700,000	2,117,462
Corporación Andina de Fomento
01/15/16	3.750%	1,192,000	1,203,631
Total			3,321,093
Technology 0.8%
Apple, Inc.
05/03/18	1.000%	2,084,000	2,074,268
05/03/23	2.400%	1,645,000	1,594,308
Arrow Electronics, Inc.
04/01/20	6.000%	760,000	841,575
01/15/27	7.500%	959,000	1,152,706
Cisco Systems, Inc.
01/15/40	5.500%	1,460,000	1,702,217
Dell, Inc.
04/15/28	7.100%	390,000	384,150
EMC Corp.
06/01/23	3.375%	1,385,000	1,372,560
HP Enterprise Services LLC
10/15/29	7.450%	300,000	385,146
Hewlett-Packard Co.
09/15/21	4.375%	1,058,000	1,105,715
Intel Corp.
07/29/25	3.700%	585,000	600,187
07/29/45	4.900%	245,000	253,616
International Business Machines Corp.
07/22/16	1.950%	993,000	1,004,409
10/15/18	7.625%	640,000	751,415
08/01/27	6.220%	655,000	807,065
11/29/32	5.875%	500,000	598,541

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Intuit, Inc.
03/15/17	5.750%	$1,100,000	$1,163,810
Microsoft Corp.
02/12/22	2.375%	500,000	498,739
11/15/22	2.125%	523,000	506,371
05/01/23	2.375%	500,000	488,428
12/15/23	3.625%	667,000	707,602
10/01/40	4.500%	518,000	541,437
National Semiconductor Corp.
06/15/17	6.600%	1,115,000	1,215,013
Oracle Corp.
10/15/22	2.500%	1,700,000	1,660,822
07/15/23	3.625%	900,000	936,646
05/15/25	2.950%	2,500,000	2,437,302
04/15/38	6.500%	280,000	355,095
07/08/39	6.125%	339,000	412,062
07/15/40	5.375%	155,000	172,576
Pitney Bowes, Inc.
03/15/18	5.600%	150,000	161,387
Xerox Corp.
02/01/17	6.750%	500,000	532,246
12/15/19	5.625%	475,000	525,838
Total			26,943,252
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (a)
08/16/21	4.500%	600,000	648,143
10/15/37	7.000%	610,000	758,555
Penske Truck Leasing Co. LP/Finance Corp. (a)
02/01/22	3.375%	1,700,000	1,666,711
Ryder System, Inc.
06/01/17	3.500%	705,000	727,384
United Parcel Service of America, Inc. (c)
04/01/30	8.375%	225,000	322,716
Total			4,123,509
Wireless 0.3%
America Movil SAB de CV
03/30/20	5.000%	650,000	709,995
07/16/22	3.125%	1,297,000	1,259,257
03/30/40	6.125%	300,000	329,712
America Movil SAB de CV (c)
09/12/16	1.336%	1,680,000	1,679,558
American Tower Corp.
01/31/23	3.500%	670,000	645,481
Centel Capital Corp.
10/15/19	9.000%	350,000	417,143
Crown Castle Towers LLC (a)
01/15/20	6.113%	1,000,000	1,126,928
Rogers Communications, Inc.
05/01/32	8.750%	1,075,000	1,475,909

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Vodafone Group PLC
03/20/17	1.625%	$2,200,000	$2,202,409
Total			9,846,392
Wirelines 1.1%
AT&T, Inc.
02/15/19	5.800%	1,000,000	1,111,950
05/15/21	4.450%	600,000	640,469
06/30/22	3.000%	6,000,000	5,853,624
05/15/35	4.500%	3,000,000	2,744,448
01/15/38	6.300%	750,000	819,989
09/01/40	5.350%	1,821,000	1,798,837
12/15/42	4.300%	1,158,000	995,134
06/15/45	4.350%	1,219,000	1,046,304
BellSouth Capital Funding Corp.
02/15/30	7.875%	510,000	625,645
British Telecommunications PLC
06/28/16	1.625%	231,000	231,928
02/14/19	2.350%	200,000	200,788
12/15/30	9.625%	350,000	521,910
Deutsche Telekom International Finance BV
08/20/18	6.750%	525,000	595,125
06/15/30	8.750%	290,000	414,606
Deutsche Telekom International Finance BV (a)
03/06/17	2.250%	500,000	506,722
03/06/42	4.875%	150,000	148,782
Orange SA
03/01/31	9.000%	1,528,000	2,165,946
Qwest Corp.
12/01/21	6.750%	1,063,000	1,124,787
Telefonica Emisiones SAU
06/20/16	6.421%	790,000	818,100
04/27/18	3.192%	241,000	246,490
04/27/20	5.134%	1,021,000	1,125,152
02/16/21	5.462%	120,000	133,842
Verizon Communications, Inc.
11/01/21	3.000%	1,787,000	1,782,093
11/01/24	3.500%	2,361,000	2,321,359
09/15/33	6.400%	550,000	630,078
11/01/34	4.400%	3,926,000	3,652,978
08/21/46	4.862%	4,944,000	4,636,053
09/15/48	4.522%	121,000	106,333
03/15/55	4.672%	112,000	96,443
Verizon Maryland LLC
06/15/33	5.125%	500,000	501,050
Verizon New England, Inc.
11/15/29	7.875%	979,000	1,251,591
Verizon Pennsylvania LLC
12/01/28	6.000%	1,015,000	1,106,663
Total			39,955,219
Total Corporate Bonds & Notes (Cost: $620,995,865)			$628,319,015

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 17.0%
FDIC Trust CMO Series 2013-N1 Class A (a)
10/25/18	4.500%	$148,172	$148,466
Federal Home Loan Banks CMO Series 2015-TQ Class A
10/20/15	5.065%	577,244	578,805
Federal Home Loan Mortgage Corp.
09/01/21-09/01/37	6.000%	5,345,292	6,002,658
11/01/22-10/17/38	6.500%	3,247,731	3,655,979
02/01/24-05/01/38	5.500%	2,233,577	2,453,683
01/01/32-06/01/42	3.500%	6,710,655	7,050,215
12/01/32-06/01/42	4.000%	7,318,591	7,914,546
03/01/33	3.000%	2,619,238	2,703,367
02/01/38	7.500%	118,494	127,803
08/01/40	5.000%	3,415,101	3,754,904
05/01/41	4.500%	4,574,928	4,984,301
CMO Series 2127 Class PG
02/15/29	6.250%	630,717	694,614
CMO Series 2165 Class PE
06/15/29	6.000%	198,301	225,644
CMO Series 2326 Class ZQ
06/15/31	6.500%	1,060,482	1,200,595
CMO Series 2399 Class TH
01/15/32	6.500%	527,162	593,128
CMO Series 2517 Class Z
10/15/32	5.500%	321,228	348,651
CMO Series 2545 Class HG
12/15/32	5.500%	695,609	772,967
CMO Series 2557 Class HL
01/15/33	5.300%	838,769	936,732
CMO Series 2568 Class KG
02/15/23	5.500%	1,139,362	1,237,157
CMO Series 2586 Class TG
03/15/23	5.500%	1,892,130	2,049,400
CMO Series 2597 Class AE
04/15/33	5.500%	482,210	532,614
CMO Series 262 Class 35
07/15/42	3.500%	9,003,862	9,395,618
CMO Series 2752 Class EZ
02/15/34	5.500%	2,232,474	2,509,912
CMO Series 2764 Class UE
10/15/32	5.000%	464,584	485,579
CMO Series 2764 Class ZG
03/15/34	5.500%	1,295,913	1,449,948
CMO Series 2825 Class VQ
07/15/26	5.500%	190,684	191,663
CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,645,072
CMO Series 2986 Class CH
06/15/25	5.000%	1,105,736	1,196,704
CMO Series 2989 Class TG
06/15/25	5.000%	896,725	970,957

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 299 Class 300
01/15/43	3.000%	$1,662,341	$1,703,394
CMO Series 2990 Class UZ
06/15/35	5.750%	2,045,215	2,355,157
CMO Series 3075 Class PD
01/15/35	5.500%	265,296	276,561
CMO Series 3101 Class UZ
01/15/36	6.000%	810,477	922,714
CMO Series 3123 Class AZ
03/15/36	6.000%	1,137,254	1,286,304
CMO Series 3143 Class BC
02/15/36	5.500%	1,058,114	1,186,445
CMO Series 3164 Class MG
06/15/36	6.000%	325,114	366,182
CMO Series 3195 Class PD
07/15/36	6.500%	813,636	920,436
CMO Series 3200 Class AY
08/15/36	5.500%	756,080	851,917
CMO Series 3213 Class JE
09/15/36	6.000%	1,418,348	1,594,057
CMO Series 3218 Class BE
09/15/35	6.000%	456,610	466,850
CMO Series 3229 Class HE
10/15/26	5.000%	1,913,619	2,098,149
CMO Series 3266 Class D
01/15/22	5.000%	1,689,920	1,761,196
CMO Series 3402 Class NC
12/15/22	5.000%	764,293	810,606
CMO Series 3423 Class PB
03/15/38	5.500%	2,000,000	2,322,616
CMO Series 3453 Class B
05/15/38	5.500%	249,848	273,817
CMO Series 3461 Class Z
06/15/38	6.000%	3,983,918	4,496,720
CMO Series 3501 Class CB
01/15/39	5.500%	927,231	1,031,677
CMO Series 3680 Class MA
07/15/39	4.500%	2,616,539	2,853,087
CMO Series 3684 Class CY
06/15/25	4.500%	2,000,000	2,265,644
CMO Series 3704 Class CT
12/15/36	7.000%	1,827,245	2,163,683
CMO Series 3704 Class DT
11/15/36	7.500%	1,688,976	2,020,238
CMO Series 3704 Class ET
12/15/36	7.500%	1,251,812	1,533,326
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,217,727
CMO Series 3720 Class A
09/15/25	4.500%	859,852	933,313
CMO Series 3819 Class ZQ
04/15/36	6.000%	1,611,524	1,841,171
CMO Series 3827 Class BM
08/15/39	5.500%	1,173,042	1,286,023
CMO Series 3890 Class ME
07/15/41	5.000%	1,000,000	1,150,520
CMO Series 3957 Class B
11/15/41	4.000%	849,125	899,862

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 3966 Class NA
12/15/41	4.000%	$1,554,864	$1,691,932
CMO Series 4015 Class MY
03/15/42	3.500%	2,000,000	2,114,328
CMO Series 4173 Class NB
03/15/43	3.000%	2,000,000	1,998,240
CMO Series 4177 Class MQ
03/15/43	2.500%	1,000,000	940,542
CMO Series 4217 Class KY
06/15/43	3.000%	1,200,000	1,189,270
CMO Series 4219 Class JA
08/15/39	3.500%	4,117,388	4,362,088
CMO Series 4240 Class B
08/15/33	3.000%	2,000,000	1,999,344
CMO Series R006 Class ZA
04/15/36	6.000%	1,225,638	1,393,825
CMO Series R007 Class ZA
05/15/36	6.000%	2,443,467	2,749,633
Structured Pass-Through Securities
CMO Series T-56 Class A5
05/25/43	5.231%	1,628,481	1,798,179
Federal Home Loan Mortgage Corp. (c)
07/01/36	3.426%	179,437	186,391
11/01/36	2.448%	433,323	461,605
07/01/40	3.984%	1,081,720	1,141,275
CMO Series 2551 Class NS
01/15/33	14.105%	347,136	475,386
CMO Series 264 Class F1
07/15/42	0.757%	6,327,837	6,439,187
CMO Series 3102 Class FB
01/15/36	0.507%	333,729	335,064
CMO Series 3147 Class PF
04/15/36	0.507%	631,302	633,540
CMO Series 3229 Class AF
08/15/23	0.457%	611,941	615,041
CMO Series 3523 Class SD
06/15/36	19.094%	143,071	211,873
CMO Series 3549 Class FA
07/15/39	1.407%	190,230	194,481
CMO Series 3688 Class CU
11/15/21	6.674%	531,802	561,832
CMO Series 3688 Class GT
11/15/46	7.230%	1,134,687	1,340,475
CMO Series 3804 Class FN
03/15/39	0.657%	366,324	368,332
CMO Series 3852 Class QN
05/15/41	5.500%	1,171,647	1,291,656
CMO Series 3966 Class BF
10/15/40	0.707%	2,187,423	2,200,524
CMO Series 3997 Class PF
11/15/39	0.657%	1,084,958	1,087,958
CMO Series 4012 Class FN
03/15/42	0.707%	3,162,595	3,198,231
CMO Series 4048 Class FB
10/15/41	0.607%	3,241,811	3,256,581
CMO Series 4048 Class FJ
07/15/37	0.589%	2,768,683	2,783,319
CMO Series 4087 Class FA

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
05/15/39	0.657%	$2,289,270	$2,302,715
CMO Series 4095 Class FB
04/15/39	0.607%	3,042,537	3,055,876
CMO Series 4272 Class W
04/15/40	5.624%	4,872,734	5,318,341
Structured Pass-Through Securities
CMO Series T-62 Class 1A1
10/25/44	1.383%	1,356,502	1,402,860
Federal Home Loan Mortgage Corp. (c)(e)
CMO IO STRIPS Series 239 Class S30
08/15/36	7.493%	1,050,096	222,530
CMO IO Series 3380 Class SI
10/15/37	6.163%	5,091,807	977,035
CMO IO Series 3385 Class SN
11/15/37	5.793%	343,187	47,132
CMO IO Series 3451 Class SA
05/15/38	5.843%	502,682	62,319
CMO IO Series 3531 Class SM
05/15/39	5.893%	680,513	90,675
CMO IO Series 3608 Class SC
12/15/39	6.043%	1,114,501	157,196
CMO IO Series 3740 Class SB
10/15/40	5.793%	1,684,896	285,005
CMO IO Series 3740 Class SC
10/15/40	5.793%	2,218,904	362,727
CMO IO Series 3802 Class LS
01/15/40	1.841%	3,362,101	264,867
Federal Home Loan Mortgage Corp. (f)
CMO PO STRIPS Series 197 Class PO
04/01/28	0.000%	398,943	357,881
CMO PO STRIPS Series 310 Class PO
09/15/43	0.000%	3,148,358	2,579,228
CMO PO Series 2235 Class KP
06/15/30	0.000%	253,155	235,982
CMO PO Series 2967 Class EA
04/15/20	0.000%	150,962	150,409
CMO PO Series 3077 Class TO
04/15/35	0.000%	353,216	342,721
CMO PO Series 3100 Class PO
01/15/36	0.000%	568,837	532,222
CMO PO Series 3117 Class OG
02/15/36	0.000%	353,167	329,022
CMO PO Series 3136 Class PO
04/15/36	0.000%	222,196	209,816
CMO PO Series 3181 Class OH
07/15/36	0.000%	890,393	835,218
CMO PO Series 3200 Class PO
08/15/36	0.000%	317,553	291,391
CMO PO Series 3316 Class JO
05/15/37	0.000%	111,751	103,193
CMO PO Series 3393 Class JO
09/15/32	0.000%	1,431,504	1,274,134
CMO PO Series 3510 Class OD
02/15/37	0.000%	512,450	483,422
CMO PO Series 3607 Class AO
04/15/36	0.000%	390,010	361,546
CMO PO Series 3607 Class EO
02/15/33	0.000%	7,706	7,692

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO PO Series 3607 Class PO
05/15/37	0.000%	$492,566	$455,831
CMO PO Series 3607 Class TO
10/15/39	0.000%	639,038	592,363
CMO PO Series 3621 Class BO
01/15/40	0.000%	292,501	274,931
CMO PO Series 3623 Class LO
01/15/40	0.000%	482,701	453,588
Federal Home Loan Mortgage Corp. (e)
CMO IO Series 3688 Class NI
04/15/32	5.000%	1,398,652	113,662
CMO IO Series 3714 Class IP
08/15/40	5.000%	1,716,963	271,093
CMO IO Series 3739 Class LI
03/15/34	4.000%	1,985,073	73,227
CMO IO Series 3747 Class HI
07/15/37	4.500%	2,578,350	119,825
CMO IO Series 3756 Class IP
08/15/35	4.000%	52,373	20
CMO IO Series 3760 Class GI
10/15/37	4.000%	1,010,014	56,053
CMO IO Series 3772 Class IO
09/15/24	3.500%	855,589	28,426
CMO IO Series 3779 Class IH
11/15/34	4.000%	1,477,084	73,581
CMO IO Series 3800 Class AI
11/15/29	4.000%	1,641,871	205,580
Federal National Mortgage Association
10/01/19- 08/01/40	5.000%	5,516,097	6,060,004
10/01/19- 11/01/48	6.000%	10,279,505	11,445,769
04/01/20- 07/01/42	4.000%	6,528,896	7,035,020
10/01/21- 10/01/39	5.500%	7,876,607	8,793,837
05/01/22- 08/01/37	7.500%	220,727	236,043
02/01/24- 02/01/39	6.500%	7,600,923	8,748,726
04/25/31- 08/01/43	3.500%	51,517,830	54,108,648
10/25/33- 02/01/43	3.000%	8,347,883	8,469,850
04/01/37- 01/01/39	7.000%	2,216,068	2,650,924
CMO Series 1999-7 Class AB
03/25/29	6.000%	412,916	469,533
CMO Series 2001-60 Class PX
11/25/31	6.000%	572,584	648,373
CMO Series 2002-50 Class ZA
05/25/31	6.000%	2,339,840	2,571,952
CMO Series 2002-78 Class Z
12/25/32	5.500%	803,848	873,068
CMO Series 2003-23 Class EQ
04/25/23	5.500%	1,461,448	1,590,677
CMO Series 2004-50 Class VZ
07/25/34	5.500%	3,165,414	3,591,691

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2004-65 Class LT
08/25/24	4.500%	$543,324	$584,342
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,400,926
CMO Series 2005-121 Class DX
01/25/26	5.500%	1,149,500	1,260,301
CMO Series 2005-67 Class EY
08/25/25	5.500%	503,377	555,980
CMO Series 2006-105 Class ME
11/25/36	5.500%	1,500,000	1,716,474
CMO Series 2006-16 Class HZ
03/25/36	5.500%	4,444,782	4,829,109
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	526,482	592,214
CMO Series 2007-104 Class ZE
08/25/37	6.000%	1,057,654	1,152,478
CMO Series 2007-116 Class PB
08/25/35	5.500%	600,371	681,950
CMO Series 2007-18 Class MZ
03/25/37	6.000%	1,398,406	1,539,650
CMO Series 2007-42 Class B
05/25/37	6.000%	1,318,426	1,496,070
CMO Series 2007-76 Class ZG
08/25/37	6.000%	3,043,820	3,387,461
CMO Series 2008-80 Class GP
09/25/38	6.250%	169,181	192,359
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,211,334	1,347,598
CMO Series 2009-60 Class HT
08/25/39	6.000%	1,147,899	1,314,670
CMO Series 2009-79 Class UA
03/25/38	7.000%	138,880	157,863
CMO Series 2009-W1 Class A
12/25/49	6.000%	2,809,723	3,276,704
CMO Series 2010-111 Class AE
04/25/38	5.500%	3,589,081	3,789,010
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,547,221
CMO Series 2010-148 Class MA
02/25/39	4.000%	585,089	612,095
CMO Series 2010-2 Class LC
02/25/40	5.000%	1,200,000	1,360,675
CMO Series 2010-47 Class AV
05/25/21	5.000%	801,097	803,397
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,106,743
CMO Series 2011-118 Class MT
11/25/41	7.000%	2,270,891	2,629,434
CMO Series 2011-118 Class NT
11/25/41	7.000%	2,603,255	3,051,526
CMO Series 2011-39 Class ZA
11/25/32	6.000%	836,665	961,502
CMO Series 2011-44 Class EB
05/25/26	3.000%	3,000,000	3,133,935
CMO Series 2011-46 Class B
05/25/26	3.000%	6,000,000	6,311,232
CMO Series 2011-59 Class NZ
07/25/41	5.500%	2,146,512	2,531,060

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2012-66 Class CB
06/25/32	3.000%	$3,000,000	$2,876,562
CMO Series 2013-100 Class WB
10/25/33	3.000%	3,000,000	2,978,604
CMO Series 2013-101 Class E
10/25/33	3.000%	3,000,000	2,985,818
CMO Series 2013-103 Class VG
03/25/30	3.000%	2,500,000	2,455,323
CMO Series 2013-108 Class GU
10/25/33	3.000%	2,500,000	2,470,258
CMO Series 2013-4 Class AJ
02/25/43	3.500%	3,297,399	3,490,403
CMO Series 2013-59 Class PY
06/25/43	2.500%	1,000,000	904,395
CMO Series 2013-81 Class TA
02/25/43	3.000%	2,500,000	2,357,683
CMO Series 2013-90 Class DL
09/25/33	3.500%	1,500,000	1,570,865
CMO Series G94-8 Class K
07/17/24	8.000%	344,506	394,969
Series 2012-M5 Class A2
02/25/22	2.715%	2,122,000	2,202,666
Federal National Mortgage Association (c)
01/01/23	0.532%	4,500,000	4,491,713
01/01/23	0.542%	3,778,724	3,777,359
11/01/23	0.652%	4,830,944	4,866,075
11/01/23	0.682%	2,500,000	2,495,405
12/01/23	0.662%	3,000,000	3,019,590
12/25/33	13.712%	284,461	343,154
03/01/36	2.889%	1,224,653	1,301,603
CMO Class 2005-SV Series 75
09/25/35	23.424%	253,621	371,630
CMO Series 2003-129 Class FD
01/25/24	0.694%	420,203	422,819
CMO Series 2003-W8 Class 3F1
05/25/42	0.594%	388,793	390,771
CMO Series 2004-36 Class FA
05/25/34	0.594%	568,466	571,946
CMO Series 2005-74 Class SK
05/25/35	19.597%	356,649	503,977
CMO Series 2005-W3 Class 2AF
03/25/45	0.414%	933,953	935,977
CMO Series 2006-56 Class FC
07/25/36	0.484%	478,019	480,388
CMO Series 2007-101 Class A2
06/27/36	0.444%	1,418,005	1,409,228
CMO Series 2008-18 Class FA
03/25/38	1.094%	298,990	304,277
CMO Series 2010-28 Class BS
04/25/40	11.151%	231,372	263,671
CMO Series 2010-35 Class SJ
04/25/40	17.020%	1,000,000	1,351,348
CMO Series 2010-49 Class SC
03/25/40	12.272%	935,420	1,133,265
CMO Series 2010-61 Class WA
06/25/40	5.952%	348,304	384,421
CMO Series 2011-101 Class FM
01/25/41	0.744%	974,481	977,893

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2011-2 Class WA
02/25/51	5.806%	$408,873	$446,846
CMO Series 2011-43 Class WA
05/25/51	5.795%	704,068	774,486
CMO Series 2011-75 Class FA
08/25/41	0.744%	664,086	672,705
CMO Series 2012-101 Class FC
09/25/42	0.694%	1,523,222	1,528,502
CMO Series 2012-108 Class F
10/25/42	0.694%	3,145,048	3,173,353
CMO Series 2012-137 Class CF
08/25/41	0.494%	1,925,159	1,928,480
CMO Series 2012-14 Class FG
07/25/40	0.594%	1,831,097	1,837,605
CMO Series 2012-47 Class HF
05/25/27	0.594%	5,342,448	5,383,820
CMO Series 2012-58 Class FA
03/25/39	0.694%	2,175,904	2,191,729
CMO Series 411 Class F1
08/25/42	0.744%	3,964,280	4,022,651
CMO Series 412 Class F2
08/25/42	0.694%	2,044,407	2,079,525
Series 2003-W16 Class AF5
11/25/33	4.560%	1,221,451	1,263,970
Series 2013-M9 Class A2
01/25/23	2.389%	3,000,000	3,026,625
Federal National Mortgage Association (c)(e)
CMO IO Series 1996-4 Class SA
02/25/24	8.306%	178,492	38,664
CMO IO Series 2006-117 Class GS
12/25/36	6.456%	550,321	99,385
CMO IO Series 2006-43 Class SI
06/25/36	6.406%	2,203,993	350,411
CMO IO Series 2006-58 Class IG
07/25/36	6.326%	915,997	193,087
CMO IO Series 2006-8 Class WN
03/25/36	6.506%	2,100,935	425,164
CMO IO Series 2006-94 Class GI
10/25/26	6.456%	1,278,940	196,486
CMO IO Series 2007-109 Class PI
12/25/37	6.156%	1,363,332	219,277
CMO IO Series 2007-65 Class KI
07/25/37	6.426%	618,855	107,304
CMO IO Series 2007-72 Class EK
07/25/37	6.206%	2,220,553	343,157
CMO IO Series 2007-W7 Class 2A2
07/25/37	6.336%	1,033,746	213,882
CMO IO Series 2009-112 Class ST
01/25/40	6.056%	825,866	139,314
CMO IO Series 2009-17 Class QS
03/25/39	6.456%	535,133	102,552
CMO IO Series 2009-37 Class KI
06/25/39	5.806%	2,057,629	296,488
CMO IO Series 2009-68 Class SA
09/25/39	6.556%	1,070,001	205,464
CMO IO Series 2010-125 Class SA
11/25/40	4.246%	4,120,663	414,350
CMO IO Series 2010-147 Class SA

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
01/25/41	6.336%	$3,665,351	$788,424
CMO IO Series 2010-35 Class SB
04/25/40	6.226%	697,494	135,721
CMO IO Series 2010-42 Class S
05/25/40	6.206%	567,047	103,815
CMO IO Series 2010-68 Class SA
07/25/40	4.806%	3,601,742	424,621
CMO IO Series 2011-30 Class LS
04/25/41	1.758%	2,633,955	194,891
Federal National Mortgage Association (f)
CMO PO STRIPS Series 293 Class 1
12/25/24	0.000%	355,092	347,649
CMO PO STRIPS Series 300 Class 1
09/25/24	0.000%	326,511	319,503
CMO PO Series 2000-18 Class EC
10/25/23	0.000%	153,177	144,751
CMO PO Series 2004-46 Class EP
03/25/34	0.000%	333,499	313,000
CMO PO Series 2004-61 Class BO
10/25/32	0.000%	29,008	29,001
CMO PO Series 2006-113 Class PO
07/25/36	0.000%	188,695	182,091
CMO PO Series 2006-15 Class OP
03/25/36	0.000%	361,501	335,367
CMO PO Series 2006-60 Class CO
06/25/35	0.000%	206,801	206,457
CMO PO Series 2006-60 Class DO
04/25/35	0.000%	340,226	332,517
CMO PO Series 2006-8 Class WQ
03/25/36	0.000%	572,982	529,281
CMO PO Series 2006-86 Class OB
09/25/36	0.000%	704,164	658,529
CMO PO Series 2009-113 Class AO
01/25/40	0.000%	389,584	361,002
CMO PO Series 2009-69 Class PO
09/25/39	0.000%	260,283	243,205
CMO PO Series 2009-86 Class BO
03/25/37	0.000%	271,709	256,084
CMO PO Series 2009-86 Class OT
10/25/37	0.000%	790,994	723,184
CMO PO Series 2010-39 Class OT
10/25/35	0.000%	305,469	283,173
CMO PO Series 2010-68 Class CO
07/25/40	0.000%	608,416	570,365
CMO PO Series 2013-101 Class DO
10/25/43	0.000%	3,544,906	2,838,325
CMO PO Series 2013-128 Class PO
12/25/43	0.000%	2,622,678	2,199,329
CMO PO Series 2013-92 Class PO
09/25/43	0.000%	2,645,251	2,113,193
CMO PO Series 314 Class 1
07/25/31	0.000%	275,880	250,093
CMO PO Series 3151 Class PO
05/15/36	0.000%	368,742	343,329
Federal National Mortgage Association (e)
CMO IO Series 2009-71 Class BI
08/25/24	4.500%	215,361	19,993
CMO IO Series 2009-86 Class IP

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/25/39	5.500%	$354,798	$58,433
CMO IO Series 2010-155 Class KI
01/25/21	3.000%	1,724,379	91,454
Government National Mortgage Association
09/15/22	5.000%	436,291	462,777
09/20/38- 08/20/39	6.000%	2,249,219	2,532,062
09/20/38- 12/20/38	7.000%	428,150	510,848
05/20/45	4.000%	1,720,375	1,840,304
04/20/63	4.479%	2,043,077	2,236,507
05/20/63	4.433%	2,913,887	3,191,007
05/20/63	4.462%	3,050,302	3,338,113
06/20/63	4.375%	4,692,028	5,132,530
CMO Series 1998-11 Class Z
04/20/28	6.500%	426,643	492,439
CMO Series 1999-16 Class Z
05/16/29	6.500%	388,529	439,240
CMO Series 2002-47 Class PG
07/16/32	6.500%	386,144	456,408
CMO Series 2003-25 Class PZ
04/20/33	5.500%	3,758,599	4,250,652
CMO Series 2003-75 Class ZX
09/16/33	6.000%	1,474,232	1,667,393
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,304,399	1,474,348
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,731,076	1,954,806
CMO Series 2006-17 Class JN
04/20/36	6.000%	641,115	716,215
CMO Series 2006-33 Class NA
01/20/36	5.000%	688,542	730,981
CMO Series 2006-38 Class ZK
08/20/36	6.500%	1,977,579	2,325,524
CMO Series 2006-69 Class MB
12/20/36	5.500%	2,353,096	2,633,942
CMO Series 2008-23 Class PH
03/20/38	5.000%	2,126,416	2,325,574
CMO Series 2009-104 Class AB
08/16/39	7.000%	1,851,637	2,108,022
CMO Series 2009-2 Class PA
12/20/38	5.000%	397,122	430,942
CMO Series 2009-89 Class VA
07/20/20	5.000%	1,538,031	1,633,154
CMO Series 2010-130 Class CP
10/16/40	7.000%	1,080,664	1,283,053
CMO Series 2010-14 Class QP
12/20/39	6.000%	484,539	510,642
CMO Series 2011-43 Class ZQ
01/16/33	5.500%	2,560,190	2,932,892
CMO Series 2013-H01 Class FA
01/20/63	1.650%	3,926,413	3,951,903
CMO Series 2013-H04 Class BA
02/20/63	1.650%	2,390,834	2,406,482
CMO Series 2013-H07 Class JA
03/20/63	1.750%	4,318,216	4,368,511
CMO Series 2013-H09 Class HA
04/20/63	1.650%	5,627,174	5,660,178

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Government National Mortgage Association (c)
CMO Series 2007-16 Class NS
04/20/37	22.519%	$211,351	$333,092
CMO Series 2010-H17 Class XQ
07/20/60	5.237%	6,522,913	7,190,938
CMO Series 2011-137 Class WA
07/20/40	5.533%	1,864,952	2,119,274
CMO Series 2012-141 Class WC
01/20/42	3.746%	1,420,122	1,496,721
CMO Series 2012-61 Class FM
05/16/42	0.609%	4,086,924	4,120,122
CMO Series 2012-H10 Class FA
12/20/61	0.742%	2,398,738	2,407,117
CMO Series 2012-H21 Class CF
05/20/61	0.892%	2,525,794	2,535,814
CMO Series 2012-H21 Class DF
05/20/61	0.842%	2,253,999	2,261,725
CMO Series 2012-H26 Class MA
07/20/62	0.742%	1,824,239	1,828,234
CMO Series 2012-H28 Class FA
09/20/62	0.772%	4,029,643	4,040,886
CMO Series 2012-H29 Class FA
10/20/62	0.707%	2,400,320	2,406,748
CMO Series 2012-H30 Class JA
01/20/60	0.672%	1,199,336	1,201,809
CMO Series 2012-H30 Class PA
11/20/59	0.642%	1,278,133	1,280,352
CMO Series 2013-54 Class WA
11/20/42	4.701%	2,780,054	3,033,306
CMO Series 2013-75 Class WA
06/20/40	5.230%	1,025,933	1,150,594
CMO Series 2013-H01 Class TA
01/20/63	0.692%	1,679,898	1,682,171
CMO Series 2013-H05 Class FB
02/20/62	0.592%	2,608,763	2,608,846
CMO Series 2013-H07 Class GA
03/20/63	0.662%	2,492,582	2,485,685
CMO Series 2013-H07 Class HA
03/20/63	0.602%	1,765,972	1,756,331
CMO Series 2013-H09 Class GA
04/20/63	0.672%	2,708,743	2,702,223
CMO Series 2013-H09 Class SA
04/20/63	0.692%	3,811,046	3,805,043
CMO Series 2013-H21 Class FA
09/20/63	0.942%	4,534,048	4,575,557
CMO Series 2013-H21 Class FB
09/20/63	0.892%	4,820,327	4,854,287
CMO Series 2015-H15 Class FD
06/20/65	0.632%	1,937,120	1,914,098
Government National Mortgage Association (c)(e)
CMO IO Series 2005-3 Class SE
01/20/35	5.884%	1,646,026	299,943
CMO IO Series 2007-40 Class SN
07/20/37	6.464%	1,384,094	263,199
CMO IO Series 2008-62 Class SA
07/20/38	5.934%	1,224,521	217,872
CMO IO Series 2008-76 Class US
09/20/38	5.684%	1,570,923	240,094

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2008-95 Class DS
12/20/38	7.084%	$1,377,005	$279,869
CMO IO Series 2009-102 Class SM
06/16/39	6.191%	1,263,093	120,847
CMO IO Series 2009-106 Class ST
02/20/38	5.784%	2,004,492	340,771
CMO IO Series 2009-64 Class SN
07/16/39	5.891%	1,142,376	146,113
CMO IO Series 2009-67 Class SA
08/16/39	5.841%	763,925	133,004
CMO IO Series 2009-72 Class SM
08/16/39	6.041%	1,698,420	295,587
CMO IO Series 2009-81 Class SB
09/20/39	5.874%	2,092,082	341,897
CMO IO Series 2010-47 Class PX
06/20/37	6.484%	2,408,371	442,082
CMO IO Series 2011-75 Class SM
05/20/41	6.384%	1,137,119	247,066
Government National Mortgage Association (f)
CMO PO Series 2008-1 Class PO
01/20/38	0.000%	239,253	221,205
CMO PO Series 2010-14 Class AO
12/20/32	0.000%	328,537	321,567
CMO PO Series 2010-157 Class OP
12/20/40	0.000%	1,543,725	1,390,355
Government National Mortgage Association (e)
CMO IO Series 2010-107 Class IL
07/20/39	6.000%	1,544,508	343,400
CMO IO Series 2010-144 Class BI
09/16/37	4.000%	4,225,890	266,053
Vendee Mortgage Trust CMO Series 1998-2 Class 1G
06/15/28	6.750%	474,745	546,171

Total Residential Mortgage-Backed Securities - Agency (Cost: $575,162,025)			$597,502,270

Residential Mortgage-Backed Securities - Non-Agency 3.6%
AJAX Mortgage Loan Trust (a)(c)
CMO Series 2014-A Class A
10/25/57	3.750%	1,327,296	1,326,677
CMO Series 2015-B Class A
07/25/60	3.875%	1,645,844	1,612,207
AJAX Mortgage Loan Trust (a)(c)(g)
CMO Series 2013-A Class A
02/25/51	3.500%	2,017,175	1,998,028
CMO Series 2013-B Class A1
03/25/52	3.750%	1,087,041	1,082,101
CMO Series 2013-C Class A
03/25/35	4.500%	1,720,375	1,740,837
ASG Resecuritization Trust (a)
CMO Series 2011-1 Class 1A85
09/28/20	4.000%	168,969	169,168
ASG Resecuritization Trust (a)(c)
CMO Series 2009-2 Class G60

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
05/24/36	4.674%	$178,327	$178,295
CMO Series 2009-3 Class A65
03/26/37	2.088%	806,313	802,583
CMO Series 2011-1 Class 3A50
11/28/35	2.573%	560,170	551,345
BCAP LLC Trust (a)(c)
05/28/36	0.349%	598,289	590,342
08/26/37	5.000%	1,120,395	1,112,961
CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	330,018	337,239
CMO Series 2010-RR12 Class 2A5
01/26/36	4.500%	410,469	409,845
CMO Series 2010-RR6 Class 22A3
06/26/36	4.214%	215,760	217,503
CMO Series 2010-RR7 Class 16A1
02/26/47	0.883%	83,666	83,414
CMO Series 2010-RR7 Class 1A5
04/26/35	2.674%	123,095	122,967
CMO Series 2010-RR7 Class 2A1
07/26/45	2.184%	864,074	871,886
CMO Series 2010-RR8 Class 3A3
05/26/35	2.738%	45,529	45,582
CMO Series 2010-RR8 Class 3A4
05/26/35	2.738%	1,000,000	959,770
CMO Series 2011-RR10 Class 2A1
09/26/37	1.053%	1,278,765	1,228,948
CMO Series 2012-3 Class 2A5
05/26/37	2.061%	829,367	823,349
CMO Series 2012-RR10 Class 1A1
02/26/37	0.429%	711,438	687,539
CMO Series 2012-RR10 Class 3A1
05/26/36	0.389%	1,261,627	1,206,738
CMO Series 2012-RR2 Class 1A1
08/26/36	0.369%	448,401	443,056
CMO Series 2015-RR4 Class 1A1
09/11/38	1.193%	1,315,189	1,234,857
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1
02/25/34	6.000%	468,543	497,684
Banc of America Funding Trust CMO Series 2004-3 Class 1A1
10/25/34	5.500%	278,120	289,108
Banc of America Mortgage Trust
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	422,362	434,323
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	289,686	294,888
Banc of America Mortgage Trust (c)
CMO Series 2004-C Class 2A2
04/25/34	2.688%	232,163	234,457
Banc of America Mortgage Trust (f)
CMO PO Series 2004-5 Class 1A9
06/25/34	0.000%	315,356	282,017
Bear Stearns Adjustable Rate Mortgage Trust (c)
CMO Series 2003-4 Class 3A1
07/25/33	2.434%	130,078	130,462
CMO Series 2003-7 Class 6A

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
10/25/33	2.531%	$761,207	$767,446
Bear Stearns Alt-A Trust (c)
CMO Series 2004-6 Class 1A
07/25/34	0.834%	873,726	836,126
CMO Series 2005-2 Class 1A1
03/25/35	0.694%	344,355	338,046
CAM Mortgage Trust Series 2015-1 Class A (a)(c)
07/15/64	3.375%	5,022,850	5,026,634
Chase Mortgage Finance Corp. (c)
CMO Series 2007-A1 Class 1A3
02/25/37	2.621%	1,225,815	1,209,640
CMO Series 2007-A1 Class 2A1
02/25/37	2.658%	506,983	508,099
CMO Series 2007-A1 Class 7A1
02/25/37	2.609%	275,163	276,076
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	323,692	336,044
CMO Series 2005-2 Class 2A11
05/25/35	5.500%	351,277	365,532
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	1,564,986	1,582,191
CMO Series 2010-8 Class 6A6
12/25/36	4.500%	1,472,894	1,498,261
Citigroup Mortgage Loan Trust, Inc. (a)(c)
CMO Series 2008-AR4 Class 1A1A
11/25/38	2.712%	967,344	977,720
CMO Series 2009-10 Class 1A1
09/25/33	2.520%	749,199	758,842
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	639,452	669,603
CMO Series 2010-10 Class 2A1
02/25/36	2.470%	776,631	784,419
CMO Series 2010-7 Class 10A1
02/25/35	2.612%	153,854	154,393
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	446,983	462,152
CMO Series 2004-3 Class A26
04/25/34	5.500%	246,117	258,357
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	602,938	626,749
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	242,872	250,915
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	365,793	373,168
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	586,650	616,315
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	273,831	280,053
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	513,337	555,129
Credit Suisse Mortgage Capital Certificates (a)(c)
CMO Series 2010-11R Class A6
06/28/47	1.198%	3,491,959	3,370,757

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2010-17R Class 1A1
06/26/36	2.393%	$339,323	$339,898
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	472,809	475,254
CMO Series 2011-6R Class 3A1
07/28/36	2.858%	534,231	527,564
CMO Series 2011-9R Class A1
03/27/46	2.198%	107,468	107,515
CMO Series 2012-3R Class 1A1
07/27/37	2.380%	712,435	709,787
Series 2014-ICE Class A
04/15/27	1.007%	2,843,000	2,832,236
DBRR Trust (a)
06/10/34	2.998%	4,024,175	4,110,730
DBRR Trust (a)(c)
06/10/34	3.535%	3,152,000	3,196,644
Federal National Mortgage Association
09/25/30	3.390%	6,000,000	6,230,640
GMAC Mortgage Corp. Loan Trust
CMO Series 2004-J1 Class A20
04/25/34	5.500%	416,535	424,545
GMAC Mortgage Corp. Loan Trust (c)
CMO Series 2003-AR2 Class 2A4
12/19/33	2.850%	888,840	872,588
GSMPS Mortgage Loan Trust (a)(c)
CMO Series 2005-RP3 Class 1AF
09/25/35	0.544%	1,074,054	914,340
GSMPS Mortgage Loan Trust (a)(c)(e)
CMO IO Series 2005-RP3 Class 1AS
09/25/35	4.640%	832,391	105,938
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	599,968	616,569
GSR Mortgage Loan Trust (c)
CMO Series 2005-5F Class 8A3
06/25/35	0.694%	42,182	41,063
HarborView Mortgage Loan Trust
CMO Series 2004-3 Class 1A (c)
05/19/34	2.591%	2,348,281	2,337,218
Homeowner Assistance Program Reverse Mortgage Loan Trust
CMO Series 2013-RM1 Class A (a)(g)
05/26/53	4.000%	2,116,155	2,087,058
Impac CMB Trust
CMO Series 2005-4 Class 2A1 (c)
05/25/35	0.494%	437,672	429,666
Impac Secured Assets CMN Owner Trust
CMO Series 2003-3 Class A1 (c)
08/25/33	5.054%	293,355	307,104
Impac Secured Assets Trust (c)
CMO Series 2006-1 Class 2A1
05/25/36	0.544%	289,461	280,335
CMO Series 2006-2 Class 2A1
08/25/36	0.544%	485,313	473,690
JPMorgan Mortgage Trust (c)
CMO Series 2007-A1 Class 5A5

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
07/25/35	2.620%	$700,411	$711,977
Series 2006-A2 Class 5A3
11/25/33	2.521%	1,046,508	1,049,631
JPMorgan Resecuritization Trust (a)(c)
CMO Series 2009-6 Class 4A1
09/26/36	2.660%	224,527	225,080
CMO Series 2010-4 Class 7A1
08/26/35	1.990%	64,515	64,387
MASTR Adjustable Rate Mortgages Trust (c)
CMO Series 2004-13 Class 2A1
04/21/34	2.713%	583,091	585,889
CMO Series 2004-13 Class 3A7
11/21/34	2.763%	1,034,856	1,060,543
MASTR Asset Securitization Trust
CMO Series 2004-P7 Class A6 (a)(g)
12/27/33	5.500%	260,445	278,771
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/32	6.500%	394,208	425,199
CMO Series 2004-2 Class A2
08/25/32	6.500%	620,878	669,691
Merrill Lynch Mortgage Investors Trust (c)
CMO Series 2003-A Class 2A1
03/25/28	0.974%	445,571	427,032
CMO Series 2003-E Class A1
10/25/28	0.814%	1,038,867	991,926
CMO Series 2004-1 Class 2A1
12/25/34	2.182%	638,244	640,629
CMO Series 2004-A Class A1
04/25/29	0.654%	980,664	941,292
CMO Series 2004-A4 Class A2
08/25/34	2.560%	711,630	729,281
CMO Series 2004-G Class A2
01/25/30	1.044%	582,776	566,583
Morgan Stanley Mortgage Loan Trust
CMO Series 2004-3 Class 4A (c)
04/25/34	5.682%	572,375	603,180
Morgan Stanley Re-Remic Trust (a)
07/27/49	0.250%	2,400,000	2,190,000
07/27/49	2.000%	2,022,026	2,008,883
NACC Reperforming Loan Remic Trust
CMO Series 2004-R2 Class A1 (a)(c)
10/25/34	6.500%	236,458	235,603
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	330,801	335,410
NCUA Guaranteed Notes (c)
CMO Series 2010-R3 Class 1A
12/08/20	0.763%	926,664	933,145
Pretium Mortgage Credit Partners I LLC Series 2015-NPL2 Class A2 (a)(c)
05/27/30	4.250%	1,250,000	1,223,984
Pretium Mortgage Credit Partners Series 2015-NPL2 Class A1 (a)(c)
05/27/30	3.750%	2,383,947	2,381,787

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Prime Mortgage Trust CMO Series 2004-2 Class A2
11/25/19	4.750%	$313,580	$315,517
RALI Trust
CMO Series 2003-QS13 Class A2
07/25/33	4.000%	1,630,985	1,549,745
CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,940,719	1,974,943
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	301,870	308,296
RALI Trust (c)
CMO Series 2003-QS13 Class A5
07/25/33	0.844%	399,611	371,659
RBSSP Resecuritization Trust (a)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	608,665	646,858
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	225,695	237,302
RBSSP Resecuritization Trust (a)(c)
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	260,000	267,624
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	436,825	440,623
CMO Series 2012-3 Class 3A1
09/26/36	0.349%	854,824	820,082
RFMSI Trust
CMO Series 2003-S4 Class A4
03/25/33	5.750%	488,104	500,770
CMO Series 2005-S1 Class 2A1
02/25/20	4.750%	121,998	124,996
Residential Asset Mortgage Products Trust CMO Series 2004-SL2 Class A3
10/25/31	7.000%	583,494	613,685
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1 (c)
12/25/34	2.503%	533,551	535,561
Sequoia Mortgage Trust (c)
CMO Series 2003-1 Class 1A
04/20/33	0.976%	1,868,301	1,788,590
CMO Series 2003-8 Class A1
01/20/34	0.856%	1,410,493	1,346,678
CMO Series 2004-11 Class A1
12/20/34	0.516%	1,465,017	1,422,537
CMO Series 2004-12 Class A3
01/20/35	0.763%	597,733	547,849
Structured Adjustable Rate Mortgage Loan Trust (c)
CMO Series 2004-4 Class 5A
04/25/34	2.896%	352,804	336,300
CMO Series 2004-6 Class 5A4
06/25/34	2.357%	202,911	202,001
Structured Asset Mortgage Investments II Trust (c)
CMO Series 2004-AR5 Class 1A1
10/19/34	0.876%	862,035	824,371
CMO Series 2005-AR5 Class A3
07/19/35	0.466%	454,233	433,627
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2003-30 Class 1A5

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
10/25/33	5.500%	$605,318	$635,866
Structured Asset Securities Corp. Mortgage Pass-Through Certificates (c)
CMO Series 2003-34A Class 3A3
11/25/33	2.544%	1,357,459	1,340,898
CMO Series 2003-40A Class 3A2
01/25/34	2.422%	604,603	585,304
Series 2004-6XS Class A5A
03/25/34	5.530%	501,959	516,991
Structured Asset Securities Corp. CMO Series 2004-4XS Class 1A5 (c)
02/25/34	5.557%	633,483	672,605
Thornburg Mortgage Securities Trust CMO Series 2004-4 Class 3A (c)
12/25/44	2.000%	488,605	483,051
VML LLC CMO Series 2014-NPL1 Class A1 (a)(c)
04/27/54	3.875%	392,282	392,910
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	896,888	915,808
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	231,997	241,825
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	208,561	218,040
WaMu Mortgage Pass-Through Certificates Trust (c)
CMO Series 2003-AR11 Class A6
10/25/33	2.522%	1,007,411	1,020,293
CMO Series 2003-AR5 Class A7
06/25/33	2.560%	409,691	415,614
CMO Series 2003-AR6 Class A1
06/25/33	2.555%	506,963	507,257
CMO Series 2003-AR7 Class A7
08/25/33	2.415%	632,239	635,184
CMO Series 2004-AR3 Class A2
06/25/34	2.461%	332,965	336,925
Washington Mutual MSC Mortgage Pass-Through Certificates Trust CMO Series 2003-MS2 Class 1A1
02/25/33	5.750%	349,943	371,802
Wells Fargo Mortgage Loan Trust CMO Series 2012-RR1 Class A1 (a)(c)
08/27/37	2.847%	827,995	829,665
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/34	5.500%	510,544	524,921
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	422,866	447,031
Wells Fargo Mortgage-Backed Securities Trust (c)
CMO Series 2003-J Class 2A1
10/25/33	2.619%	184,924	186,290
CMO Series 2003-L Class 2A1
11/25/33	2.566%	237,318	236,582
CMO Series 2004-EE Class 2A1
12/25/34	2.714%	100,547	101,126
CMO Series 2004-G Class A3
06/25/34	2.727%	123,568	123,913

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2004-U Class A1
10/25/34	2.669%	$986,688	$985,128
CMO Series 2004-W Class A9
11/25/34	2.641%	817,461	807,597
CMO Series 2004P Class 2A1
09/25/34	2.735%	1,240,141	1,244,821
CMO Series 2005-AR8 Class 2A1
06/25/35	2.663%	158,987	159,775
CMO Series 2005-AR9 Class 2A1
10/25/33	2.725%	348,408	351,581
Series 2005-AR3 Class 1A1
03/25/35	2.731%	3,228,555	3,252,779
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $123,601,554)			$125,734,324

Commercial Mortgage-Backed Securities - Agency 14.3%
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series K037 Class A2
01/25/24	3.490%	4,000,000	4,273,920
Series KPLB Class A
05/25/25	2.770%	7,500,000	7,502,550
Federal National Mortgage Association
07/01/17	1.400%	3,500,000	3,516,174
10/01/17	2.490%	1,356,959	1,389,173
10/01/17	2.690%	2,370,116	2,434,265
01/01/18	3.520%	2,363,062	2,471,351
03/01/18	3.800%	1,559,153	1,643,193
05/01/19	2.190%	4,686,732	4,819,037
06/01/19	2.360%	2,000,000	2,068,786
06/01/19	2.450%	1,957,005	2,027,805
07/01/19	1.940%	1,958,746	1,992,628
07/01/19	2.200%	9,480,812	9,752,486
07/01/19	2.370%	5,000,000	5,180,297
07/01/19	5.240%	2,593,197	2,917,169
08/01/19	2.030%	5,076,000	5,187,188
11/01/19	4.130%	1,500,000	1,639,671
12/01/19	1.470%	1,411,278	1,413,124
12/01/19	1.690%	2,000,000	2,010,005
12/01/19	4.180%	2,509,566	2,742,672
12/01/19	4.514%	4,454,277	4,926,357
01/01/20	4.540%	1,383,177	1,526,922
02/01/20	4.369%	2,318,684	2,556,011
02/01/20	4.399%	8,000,000	8,869,150
04/01/20	4.350%	1,435,453	1,586,222
04/01/20	4.381%	2,442,644	2,680,614
06/01/20	1.750%	2,878,063	2,890,105
06/01/20	2.010%	15,000,000	14,974,500
07/01/20	3.950%	1,967,876	2,152,695
07/01/20	4.066%	2,383,207	2,604,991
10/01/20	3.290%	1,453,294	1,551,900
11/01/20	3.230%	2,381,551	2,537,112
11/01/20	3.375%	903,939	967,559
12/01/20	2.000%	1,500,000	1,520,360

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
01/01/21	3.940%	$2,000,000	$2,189,042
01/01/21	4.050%	3,000,000	3,300,984
01/01/21	4.298%	1,312,029	1,450,945
01/01/21	4.380%	2,341,895	2,599,957
04/01/21	4.250%	2,000,000	2,219,985
04/01/21	4.250%	2,500,000	2,774,981
04/01/21	4.380%	2,437,744	2,714,628
05/01/21	4.360%	1,473,510	1,640,734
05/01/21	4.390%	1,463,849	1,632,146
06/01/21	4.240%	1,940,593	2,150,435
06/01/21	4.295%	2,908,998	3,230,088
06/01/21	4.340%	3,000,000	3,349,241
07/01/21	4.260%	2,500,000	2,777,506
07/01/21	4.307%	2,006,414	2,223,774
08/01/21	3.870%	1,886,820	2,057,215
08/01/21	4.130%	1,412,185	1,558,186
08/01/21	4.500%	4,000,000	4,507,295
09/01/21	2.120%	2,800,000	2,803,262
09/01/21	3.770%	3,000,000	3,255,808
11/01/21	4.600%	1,828,616	2,069,028
01/01/22	3.120%	2,000,000	2,112,248
02/01/22	3.140%	3,000,000	3,168,705
04/01/22	3.050%	3,404,244	3,575,208
05/01/22	2.770%	2,000,000	2,074,649
05/01/22	2.860%	2,831,533	2,953,299
05/01/22	2.940%	2,357,274	2,468,519
05/01/22	3.000%	3,480,974	3,665,164
06/01/22	2.600%	2,802,729	2,884,934
06/01/22	2.760%	7,000,000	7,217,436
06/01/22	2.790%	1,954,361	2,030,359
06/01/22	2.790%	2,756,949	2,865,160
07/01/22	2.640%	3,966,442	4,085,446
07/01/22	2.670%	2,821,616	2,911,430
07/01/22	2.670%	5,000,000	5,148,623
07/01/22	2.690%	9,883,694	10,266,159
07/01/22	2.720%	4,388,175	4,540,284
07/01/22	2.750%	6,089,808	6,313,725
07/01/22	2.760%	3,122,004	3,237,345
07/01/22	2.790%	3,989,321	4,143,051
07/01/22	2.830%	4,000,000	4,161,751
07/01/22	2.980%	3,000,000	3,158,749
07/01/22	2.980%	2,000,000	2,095,310
07/01/22	3.730%	2,635,228	2,848,192
08/01/22	2.360%	5,539,615	5,609,292
08/01/22	2.650%	7,000,000	7,196,374
09/01/22	2.470%	2,360,518	2,409,350
09/01/22	2.900%	1,893,025	1,974,505
10/01/22	2.520%	1,929,513	1,974,184
11/01/22	2.280%	2,112,939	2,130,497
11/01/22	2.450%	6,000,000	6,093,959
12/01/22	2.190%	2,369,213	2,387,572
12/01/22	2.210%	1,803,859	1,819,838
12/01/22	2.210%	1,929,424	1,946,516
12/01/22	2.220%	7,889,904	7,961,827
12/01/22	2.240%	1,973,183	1,993,444
12/01/22	2.320%	2,365,765	2,390,682
12/01/22	2.340%	1,809,022	1,829,632
12/01/22	2.340%	2,198,924	2,223,434

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
12/01/22	2.380%	$1,972,881	$1,992,993
12/01/22	2.390%	1,875,184	1,916,951
12/01/22	2.400%	2,500,000	2,533,530
12/01/22	2.400%	1,800,000	1,822,992
01/01/23	2.340%	1,940,588	1,961,506
02/01/23	2.400%	2,000,000	2,023,603
02/01/23	2.460%	2,830,628	2,872,423
03/01/23	2.490%	2,478,991	2,525,937
04/01/23	2.500%	6,000,000	6,063,571
04/01/23	2.540%	3,161,393	3,211,519
04/01/23	2.640%	2,896,201	2,958,217
04/01/23	2.703%	1,442,603	1,480,901
05/01/23	2.520%	3,000,000	3,050,933
06/01/23	2.420%	2,880,897	2,896,726
06/01/23	2.510%	1,917,236	1,940,539
07/01/23	2.800%	2,785,742	2,891,357
07/01/23	3.670%	6,000,000	6,460,947
08/01/23	3.350%	2,996,842	3,184,783
08/01/23	3.590%	2,500,000	2,676,038
10/01/23	3.760%	1,976,668	2,152,795
11/01/23	3.690%	1,200,000	1,292,178
12/01/24	3.080%	2,000,000	2,069,427
07/01/25	3.070%	10,000,000	10,364,177
09/01/25	3.100%	2,500,000	2,592,563
12/01/25	3.765%	7,000,000	7,600,831
07/01/26	4.450%	2,837,582	3,293,927
10/01/26	3.235%	1,477,860	1,531,794
12/01/26	3.240%	1,500,000	1,574,160
02/01/27	3.340%	1,000,000	1,045,613
03/01/27	2.910%	3,521,000	3,533,725
05/01/27	2.885%	2,414,000	2,422,823
06/01/27	3.000%	2,000,000	2,018,079
06/01/27	3.110%	6,811,209	6,973,873
07/01/27	3.210%	997,686	1,029,326
08/01/27	3.390%	7,711,000	8,072,208
02/01/30	2.920%	3,000,000	2,994,623
02/01/30	3.550%	1,000,000	1,050,376
06/01/30	3.130%	4,812,000	4,943,943
07/01/30	3.210%	4,205,000	4,308,320
07/01/30	3.300%	4,022,000	4,149,493
07/01/30	3.340%	2,500,000	2,598,199
09/01/30	3.410%	7,500,000	7,789,444
06/01/37	5.832%	1,188,786	1,449,815
Series 2011-M1 Class A3
06/25/21	3.763%	1,500,000	1,633,118
Series 2012-M8 Class ASQ3
12/25/19	1.801%	800,000	811,529
Series 2013-M7 Class A2
12/27/22	2.280%	1,878,000	1,886,413
Federal National Mortgage Association (c)
Series 2010-M3 Class A3
03/25/20	4.332%	3,934,814	4,345,755
Series 2012-M11 Class FA
08/25/19	0.714%	378,877	380,761
Series 2013-M13 Class A2
04/25/23	2.624%	4,118,000	4,207,468
Series 2014-M12 Class ASV2
10/25/21	2.614%	1,500,000	1,546,866

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2014-M3 Class A2
01/25/24	3.501%	$2,000,000	$2,163,862
Series 2015-M10 Class A2
04/25/27	3.092%	11,666,000	11,995,261
Series 2015-M11 Class A2
04/25/25	2.921%	2,000,000	2,025,274
Government National Mortgage Association (c)
01/16/37	3.400%	1,940,365	2,051,400
CMO Series 2013-H08 Class FA
03/20/63	0.542%	3,502,459	3,483,987
CMO Series 2015-H15 Class FJ
06/20/65	0.632%	3,994,984	3,967,730
CMO Series 2015-H16 Class FG
07/20/65	0.632%	4,876,809	4,852,727
CMO Series 2015-H16 Class FL
07/20/65	0.632%	2,014,307	2,000,279
CMO Series 2015-H18 Class FA
06/20/65	0.642%	1,698,176	1,692,900
CMO Series 2015-H20 Class FA
08/20/65	0.662%	2,343,520	2,336,049
Series 2014-168 Class VB
06/16/47	3.497%	3,880,277	4,135,460
Total Commercial Mortgage-Backed Securities - Agency (Cost: $485,552,682)			$501,532,101

Commercial Mortgage-Backed Securities - Non-Agency 2.8%
A10 Securitization LLC (a)
Series 2013-1 Class A
11/15/25	2.400%	419,849	421,180
Series 2015-1 Class A1
04/15/34	2.100%	1,820,000	1,817,037
A10 Term Asset Financing LLC (a)
Series 2013-2 Class A
11/15/27	2.620%	3,067,640	3,088,801
Series 2013-2 Class B
11/15/27	4.380%	657,000	665,091
Series 2014-1 Class A2
04/15/33	3.020%	1,807,000	1,815,507
ACRE Commercial Mortgage Trust (a)(c)
Series 2014-FL2 Class B
08/15/31	2.257%	447,500	446,732
Series 2014-FL2 Class C
08/15/31	2.707%	447,500	446,732
American Homes 4 Rent Trust (a)
Series 2014-SFR2 Class A
10/17/36	3.786%	1,970,026	2,021,161
Series 2014-SFR2 Class E
10/17/36	6.231%	500,000	520,731
Series 2014-SFR3 Class A
12/17/36	3.678%	1,139,886	1,160,045
Series 2014-SFR3 Class C
12/17/36	4.596%	200,000	201,896
Series 2014-SFR3 Class E
12/17/36	6.418%	300,000	316,318
American Homes 4 Rent (a)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2015-SFR1 Class A
04/17/52	3.467%	$1,240,652	$1,241,374
Series 2015-SFR1 Class E
04/17/52	5.639%	500,000	498,439
American Homes 4 Rent (a)(c)
Series 2014-SFR1 Class C
06/17/31	2.000%	1,000,000	984,080
BB-UBS Trust (a)
Series 2012-SHOW Class A
11/05/36	3.430%	3,700,000	3,762,049
Series 2012-TFT Class A
06/05/30	2.892%	2,000,000	1,997,956
Banc of America Commercial Mortgage Trust
Series 2006-4 Class A4
07/10/46	5.634%	1,092,005	1,109,976
Series 2006-5 Class A4
09/10/47	5.414%	766,404	781,581
Series 2007-5 Class A4
02/10/51	5.492%	1,702,863	1,789,457
Banc of America Commercial Mortgage Trust (c)
Series 2006-3 Class A4
07/10/44	5.889%	1,514,569	1,539,388
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3 Class AM
07/10/43	4.727%	188,874	190,110
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-T24 Class A4
10/12/41	5.537%	619,042	636,388
Bear Stearns Commercial Mortgage Securities Trust (a)(c)(e)
CMO IO Series 2007-T26 Class X1
01/12/45	0.299%	73,839,639	196,930
COBALT CMBS Commercial Mortgage Trust
Series 2006-C1 Class A4
08/15/48	5.223%	1,338,847	1,376,446
Series 2006-C1 Class AM
08/15/48	5.254%	1,600,000	1,635,674
COBALT CMBS Commercial Mortgage Trust (c)(e)
CMO IO Series 2006-C1 Class IO
08/15/48	0.979%	12,372,550	98,139
COOF Securitization Trust Ltd. CMO IO Series 2014-1 Class A (a)(c)(e)
06/25/40	2.962%	2,728,458	325,538
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
10/15/49	5.431%	749,335	769,365
Citigroup Commercial Mortgage Trust (a)
Series 2013-SMP Class A
01/12/30	2.110%	909,672	919,956
Citigroup/Deutsche Bank Commercial Mortgage Trust (a)(c)(e)
CMO IO Series 2006-CD2 Class X
01/15/46	0.084%	147,731,853	2,807
CMO IO Series 2007-CD4 Class XC
12/11/49	0.548%	66,411,584	267,838
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)
Series 2005-CD1 Class AJ
07/15/44	5.289%	276,613	276,490

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Commercial Mortgage Pass-Through Certificates Series 2012-MVP Class A (a)(c)
11/17/26	2.146%	$156,542	$156,260
Commercial Mortgage Trust
Series 2015-CR25 Class A4
08/10/48	3.759%	2,187,000	2,312,041
Commercial Mortgage Trust (a)
Series 2013-300P Class A1
08/10/30	4.353%	2,000,000	2,179,758
Commercial Mortgage Trust (a)(c)
Series 2013-SFS Class A2
04/12/35	3.086%	624,000	628,771
Series 2014-KYO Class A
06/11/27	1.104%	4,231,000	4,159,625
Series 2014-TWC Class A
02/13/32	1.044%	1,450,000	1,442,770
Commercial Mortgage Trust (c)
Series 2006-C7 Class A4
06/10/46	5.954%	734,591	745,425
Commercial Mortgage Trust (c)(e)
CMO IO Series 2012-CR2 Class XA
08/15/45	2.041%	2,495,051	226,229
Credit Suisse Commercial Mortgage Trust Series 2006-C2 Class A3 (c)
03/15/39	5.855%	1,023,613	1,029,152
Credit Suisse Mortgage Capital Certificates Series 2014-ICE Class B (a)(c)
04/15/27	1.398%	2,500,000	2,488,142
DBRR Trust (a)(c)
Series 2013-EZ2 Class A
02/25/45	0.853%	11,362	11,361
Series 2013-EZ3 Class A
12/18/49	1.636%	1,669,130	1,669,130
DBRR Trust (a)(c)(e)
CMO IO Series 2011-C32 Class A3X1
06/17/49	2.015%	6,000,000	105,154
GS Mortgage Securities Corp. II (a)
Series 2012-ALOH Class A
04/10/34	3.551%	2,000,000	2,099,268
Series 2013-KING Class A
12/10/27	2.706%	975,984	995,429
GS Mortgage Securities Corp. Trust (a)
Series 2013-NYC5 Class A
01/10/30	2.318%	1,222,000	1,238,411
GS Mortgage Securities Corp. Trust (a)(c)(e)
CMO IO Series 2006-GG8 Class X
11/10/39	0.777%	17,128,334	68,205
Greenwich Capital Commercial Funding Corp. (c)
Series 2006-GG7 Class A4
07/10/38	6.014%	2,790,703	2,823,310
Series 2006-GG7 Class AM
07/10/38	6.014%	300,000	307,195
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB16 Class A1A
05/12/45	5.546%	1,662,784	1,705,649
JPMorgan Chase Commercial Mortgage Securities Trust

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2006-CB16 Class A4
05/12/45	5.552%	$728,411	$744,068
JPMorgan Chase Commercial Mortgage Securities Trust (a)(c)(e)
CMO IO Series 2010-C2 Class XA
11/15/43	1.937%	8,405,906	454,146
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2005-CB11 Class AJ
08/12/37	5.588%	277,226	277,226
Series 2006-LDP9 Class A3SF
05/15/47	0.362%	357,454	354,239
JPMorgan Chase Commercial Mortgage Securities Trust (c)(e)
CMO IO Series 2006-CB15 Class X1
06/12/43	0.414%	66,271,200	142,423
KGS-Alpha SBA COOF Trust CMO IO Series 2014-2 Class A (a)(c)(e)
04/25/40	3.249%	2,441,454	346,000
KSBA (a)(c)(e)
CMO IO Series 2013-2 Class A
03/25/39	1.559%	9,237,868	505,196
KSBA (e)
CMO IO Series 2012-2 Class A
08/25/38	0.925%	8,533,887	277,351
LB-UBS Commercial Mortgage Trust
Series 2007-C1 Class AM
02/15/40	5.455%	250,000	260,411
Series 2007-C2 Class A3
02/15/40	5.430%	813,937	848,082
LB-UBS Commercial Mortgage Trust (a)(c)(e)
CMO IO Series 2006-C1 Class XCL
02/15/41	0.564%	24,986,564	21,838
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A2 (a)
02/15/36	3.985%	1,535,000	1,608,611
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ (c)
01/12/44	5.553%	1,000,000	1,005,000
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9 Class A4
09/12/49	5.700%	585,000	618,938
Merrill Lynch/Countrywide Commercial Mortgage Trust (a)(c)(e)
CMO IO Series 2006-4 Class XC
12/12/49	0.800%	16,123,456	92,146
Morgan Stanley Capital I Trust (a)(c)(e)
CMO IO Series 2006-IQ12 Class X1
12/15/43	0.638%	40,728,251	170,488
CMO IO Series 2006-T21 Class X
10/12/52	0.297%	35,760,720	119,691
CMO IO Series 2007-HQ11 Class X
02/12/44	0.381%	63,193,781	152,676
Morgan Stanley Re-Remic Trust Series 2012-IO Class AXA (a)
03/27/51	1.000%	801,888	797,879
NCUA Guaranteed Notes Trust Series 2010-C1 Class A2
10/29/20	2.900%	845,213	850,694

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
NCUA Guaranteed Notes Series 2010-C1 Class APT
10/29/20	2.650%	$3,443,506	$3,447,759
NorthStar (a)(c)
Series 2013-1A Class A
08/25/29	2.044%	1,867,233	1,868,985
Series 2013-1A Class B
08/25/29	5.194%	1,280,000	1,292,800
ORES NPL LLC Series 2013-LV2 Class A (a)
09/25/25	3.081%	550,010	549,460
PFP, Ltd. (a)(c)
Series 2015-2 Class A
07/14/34	1.656%	1,381,000	1,381,093
Series 2015-2 Class C
07/14/34	3.456%	938,000	938,156
Series 2015-2 Class D
07/14/34	4.206%	851,000	851,142
RAIT Financial Trust (a)(c)
Series 2014-FL3 Class A
12/15/31	1.448%	1,176,939	1,181,687
Series 2015-FL4 Class A
12/15/31	1.542%	1,563,267	1,556,656
Series 2015-FL4 Class AS
12/15/31	1.942%	966,832	962,595
RBS Commercial Funding, Inc., Trust Series 2013-SMV Class A (a)
03/11/31	3.260%	797,000	810,896
RCMC LLC Series 2012-CRE1 Class A (a)
11/15/44	5.623%	746,539	759,733
Resource Capital Corp., Ltd. (a)(c)
Series 2015-CRE4 Class A
08/15/32	1.600%	800,000	800,000
Series 2015-CRE4 Class B
08/15/32	3.207%	1,151,000	1,151,000
Rialto Real Estate Fund LLC Series 2015-LT7 Class A (a)
12/25/32	3.000%	1,699,860	1,699,615
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class A4
04/10/46	3.244%	857,000	885,405
VNDO Mortgage Trust (a)
Series 2012-6AVE Class A
11/15/30	2.996%	1,165,409	1,180,534
Series 2013-PENN Class A
12/13/29	3.808%	3,000,000	3,198,529
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/45	3.440%	960,000	1,012,854
WF-RBS Commercial Mortgage Trust (a)
Series 2011-C3 Class A4
03/15/44	4.375%	1,200,000	1,322,591
Wachovia Bank Commercial Mortgage Trust (a)(c)(e)
CMO IO Series 2004-C12 Class IO

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
07/15/41	0.220%	$21,184,157	$132,295
CMO IO Series 2006-C24 Class XC
03/15/45	0.258%	89,797,901	23,078
Wachovia Bank Commercial Mortgage Trust (c)
Series 2004-C11 Class A5
01/15/41	5.215%	153,568	153,433
Series 2006-C27 Class A3
07/15/45	5.765%	380,164	387,195
Wells Fargo Commercial Mortgage Trust Series 2013-120B Class A (a)(c)
03/18/28	2.800%	2,000,000	2,031,714
Wells Fargo Resecuritization Trust Series 2012-IO Class A (a)
08/20/21	1.750%	606,944	606,944
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $100,168,543)			$99,545,749

Asset-Backed Securities - Non-Agency 8.8%
ARLP Securitization Trust Series 2015-1 Class A1 (a)(c)
05/25/55	3.967%	4,145,064	4,130,556
AXIS Equipment Finance Receivables II LLC Series 2013-1A Class A (a)
03/20/17	1.750%	430,501	430,111
Academic Loan Funding Trust (a)(c)
Series 2012-1A Class A1
12/27/22	0.994%	433,053	432,563
Series 2013-1A Class A
12/26/44	0.994%	1,637,038	1,627,210
Ally Auto Receivables Trust Series 2013-2 Class A4
11/15/18	1.240%	750,000	752,239
AmeriCredit Automobile Receivables Trust
Series 2013-1 Class A3
10/10/17	0.610%	15,349	15,349
Series 2013-3 Class A3
04/09/18	0.920%	1,031,842	1,032,173
Series 2013-5 Class A3
09/10/18	0.900%	3,093,127	3,091,602
Series 2014-1 Class A3
02/08/19	0.900%	800,000	799,073
American Credit Acceptance Receivables Trust (a)
Series 2013-1 Class A
04/16/18	1.450%	151,407	151,493
Series 2014-2 Class A
10/10/17	0.990%	433,871	433,847
Series 2014-2 Class B
03/10/20	2.260%	886,000	888,546
Series 2015-2 Class A
06/12/19	1.570%	2,598,316	2,597,741
Series 2015-2 Class C
05/12/21	4.320%	858,000	868,460
American Tower Trust I (a)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Pass-Through Certificates
03/15/43	1.551%	$500,000	$496,120
Series 13 Class 2A
03/15/23	3.070%	1,900,000	1,874,922
Asset-Backed Funding Certificates Trust Series 2005-AG1 Class A4 (c)
06/25/35	4.948%	718,091	736,842
Axis Equipment Finance Receivables II LLC Series 2015-1A Class A2 (a)
03/20/20	1.900%	928,987	929,525
B2R Mortgage Trust Series 2015-1 Class A1 (a)
05/15/48	2.524%	996,797	989,169
BCC Funding Corp. X Series 2015-1 Class A2 (a)
10/20/20	2.224%	2,699,000	2,712,608
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	1,141,246	1,141,794
BXG Receivables Note Trust Series 2012-A Class A (a)
12/02/27	2.660%	544,914	545,080
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A (c)
12/25/33	1.094%	557,268	521,695
Blue Elephant Loan Trust Series 2015-1 Class A (a)
12/15/22	3.120%	1,481,364	1,480,961
CPS Auto Receivables Trust Series 2015-B Class C (a)
05/17/21	4.200%	1,480,000	1,501,240
CPS Auto Receivables Trust (a)
Series 2011-B Class A
09/17/18	3.680%	331,181	332,253
Series 2011-C Class A
03/15/19	4.210%	184,036	185,519
Series 2012-A Class A
06/17/19	2.780%	106,792	107,515
Series 2012-B Class A
09/16/19	2.520%	723,505	730,246
Series 2012-C Class A
12/16/19	1.820%	409,457	411,055
Series 2012-D Class A
03/16/20	1.480%	182,726	183,264
Series 2013-A Class A
06/15/20	1.310%	2,664,977	2,656,785
Series 2013-C Class A
04/16/18	1.640%	779,784	780,696
Series 2014-B Class B
05/15/20	2.320%	1,750,000	1,756,466
Series 2014-C Class A
02/15/19	1.310%	1,717,342	1,716,626
Series 2014-C Class C
08/17/20	3.770%	2,096,000	2,124,386
Series 2015-A Class C

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
02/16/21	4.000%	$219,000	$220,898
Series 2015-B Class A
11/15/19	1.650%	4,789,426	4,789,647
Series 2015-C Class D
08/16/21	4.630%	1,376,000	1,383,020
Cabela’s Credit Card Master Note Trust Series 2015-2 Class A1
07/17/23	2.250%	926,000	938,178
California Republic Auto Receivables Trust Series 2012-1 Class A (a)
08/15/17	1.180%	119,936	119,944
Capital Auto Receivables Asset Trust Series 2014-1 Class A3
06/20/18	1.320%	700,000	700,800
CarFinance Capital Auto Trust (a)
Series 2013-2A Class A
11/15/17	1.750%	70,657	70,702
Series 2013-2A Class B
08/15/19	3.150%	1,200,000	1,215,247
Series 2014-1A Class A
12/17/18	1.460%	294,395	294,268
Series 2014-1A Class B
04/15/20	2.720%	375,000	378,769
Series 2014-2A Class A
11/16/20	1.440%	1,165,656	1,162,413
Series 2015-1A Class A
06/15/21	1.750%	483,693	483,604
CarMax Auto Owner Trust Series 2013-2 Class A4
11/15/18	0.840%	4,000,000	3,973,628
Carlyle Global Market Strategies Commodities Funding Ltd. Series 2014-1A Class A (a)(c)(g)
10/15/21	2.189%	2,686,667	2,686,667
Carnow Auto Receivables Trust Series 2015-1A Class A (a)
01/15/20	1.690%	4,000,000	3,999,999
Chase Funding Trust (c)
Series 2003-2 Class 2A2
02/25/33	0.754%	629,361	573,025
Series 2003-4 Class 1A5
05/25/33	5.416%	645,959	666,318
Series 2003-6 Class 1A5
11/25/34	5.350%	627,790	653,941
Chrysler Capital Auto Receivables Trust (a)
Series 2014-AA Class A3
09/17/18	0.830%	638,904	638,827
Series 2014-BA Class A3
05/15/19	1.270%	1,000,000	1,003,191
Citi Held for Asset Issuance (a)
Series 2015-PM1 Class A
12/15/21	1.850%	2,068,637	2,067,991
Series 2015-PM1 Class B
12/15/21	2.930%	973,000	988,203

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Concord Funding Co. LLC Series 2012-2 Class A (a)
01/15/17	3.145%	$2,600,000	$2,600,000
Conix Mortgage Asset Trust Series 2013-1 Class A (a)(c)(g)(h)
12/25/47	4.704%	1,078,519	334,341
Consumer Credit Origination Loan Trust Series 2015-1 Class A (a)
03/15/21	2.820%	619,368	623,239
Credit Acceptance Auto Loan Trust (a)
Series 2014-1A Class A
10/15/21	1.550%	1,000,000	998,447
Series 2014-2A Class A
03/15/22	1.880%	1,500,000	1,500,018
Series 2015-2A Class A
02/15/23	2.400%	2,821,000	2,835,006
Series 2015-2A Class C
02/15/24	3.760%	434,000	436,003
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2 (a)(c)
01/25/43	5.150%	117,647	118,625
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3 (a)(c)
06/25/50	3.475%	477,141	479,058
DT Auto Owner Trust (a)
Series 2013-2A Class B
06/15/17	1.780%	87,282	87,284
Series 2014-3A Class A
04/16/18	0.980%	624,963	624,762
Series 2015-2A Class A
09/17/18	1.240%	2,685,942	2,685,939
Series 2015-2A Class D
02/15/22	4.250%	1,055,000	1,069,282
Drive Auto Receivables Trust (a)
Series 2015-AA Class D
06/15/22	4.120%	883,000	896,824
Series 2015-BA Class B
06/17/19	2.120%	2,857,000	2,860,468
Series 2015-BA Class D
07/15/21	3.840%	1,921,000	1,930,637
Series 2015-CA Class A2A
02/15/18	1.030%	1,017,000	1,016,902
Series 2015-CA Class D
09/15/21	4.200%	1,058,824	1,068,445
Series 2015-DA Class D
01/17/23	4.590%	1,320,000	1,319,796
Exeter Automobile Receivables Trust (a)
Series 2013-1A Class A
10/16/17	1.290%	15,395	15,396
Series 2013-2A Class A
11/15/17	1.490%	137,688	137,748
Series 2014-2A Class A
08/15/18	1.060%	1,639,966	1,637,416
Series 2014-2A Class C
12/16/19	3.260%	405,000	404,950
Series 2014-3A Class A
01/15/19	1.320%	1,086,655	1,085,796

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-3A Class B
11/15/19	2.770%	$556,000	$557,009
Series 2015-2A Class A
11/15/19	1.540%	2,384,205	2,383,356
Fifth Third Auto Series 2013-1 Class A3
10/16/17	0.880%	1,012,987	1,014,012
First Investors Auto Owner Trust (a)
Series 2012-2A Class A2
05/15/18	1.470%	50,591	50,617
Series 2013-1A Class A2
10/15/18	0.900%	88,772	88,808
Series 2015-1A Class A2
04/15/19	1.210%	1,000,000	999,761
Series 2015-2A Class A1
12/16/19	1.590%	2,188,876	2,189,621
Series 2015-2A Class D
12/15/21	4.220%	280,000	283,180
FirstKey Lending Trust (a)
Series 2015-SFR1 Class A
03/09/47	2.553%	1,984,659	1,973,495
Series 2015-SFR1 Class B
03/09/47	3.417%	1,202,000	1,196,637
Flagship Credit Auto Trust (a)
Series 2013-1 Class A
04/16/18	1.320%	276,716	276,831
Series 2013-2 Class A
01/15/19	1.940%	735,405	737,470
Series 2014-1 Class A
04/15/19	1.210%	1,153,302	1,152,319
Series 2014-1 Class B
02/18/20	2.550%	245,000	246,140
Series 2014-2 Class A
12/16/19	1.430%	952,546	952,231
Series 2014-2 Class B
11/16/20	2.840%	446,000	449,728
Series 2014-2 Class C
12/15/20	3.950%	220,000	222,786
Ford Credit Auto Lease Trust
Series 2013-B Class A3
09/15/16	0.760%	488,481	488,635
Series 2013-B Class A4
10/15/16	0.960%	750,000	750,660
Fortress Opportunities Residential Transaction Series 2013-1A Class AR (a)(c)(g)
10/25/18	4.210%	8,615	8,613
GCAT Series 2015-2 Class A1 (a)(c)
07/25/20	3.750%	4,315,312	4,315,105
GLC II Trust Series 2014-A Class A (a)
12/18/20	4.000%	1,882,851	1,882,851
GLC Trust Series 2014-A Class A (a)
07/15/21	3.000%	2,051,596	2,031,080
GLS Auto Receivables Trust (a)
Series 2015-1A Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
12/15/20	2.500%	$4,106,656	$4,108,472
Series 2015-1A Class B
12/15/20	4.650%	954,000	963,269
GMAT Trust (a)(c)
Series 2013-1A Class A
11/25/43	3.967%	884,177	888,853
Series 2014-1A Class A
02/25/44	3.721%	262,531	262,014
GO Financial Auto Securitization Trust (a)
Series 2015-1 Class A
03/15/18	1.810%	3,594,293	3,592,455
Series 2015-1 Class B
10/15/20	3.590%	1,244,000	1,245,617
Gold Key Resorts Series 2014-A Class A (a)
03/17/31	3.220%	870,180	876,216
HLSS Servicer Advance Receivables Backed Notes Series 2013-T7 Class AT7 (a)
11/15/46	1.981%	2,140,000	2,131,440
HLSS Servicer Advance Receivables Trust (a)
Series 2012-T2 Class A2
10/15/45	1.990%	2,160,000	2,160,348
Series 2013-T1 Class A2
01/16/46	1.495%	1,197,000	1,196,676
Series 2013-T1 Class B2
01/16/46	1.744%	435,000	434,584
Series 2014-T2 Class AT2
01/15/47	2.217%	554,000	556,597
Honda Auto Receivables Owner Trust
Series 2013-4 Class A3
09/18/17	0.690%	2,626,715	2,626,132
Series 2013-4 Class A4
02/18/20	1.040%	1,400,000	1,400,972
Invitation Homes Trust Series 2014-SFR1 Class A (a)(c)
06/17/31	1.207%	3,000,000	2,945,913
LV Tower 52 Issuer (a)(g)
Series 2013-1 Class A
07/15/19	5.500%	3,332,288	3,318,959
Series 2013-1 Class M
07/15/19	7.500%	1,750,000	1,737,925
MMCA Auto Owner Trust Series 2012-A Class A4 (a)
08/15/17	1.570%	326,149	326,159
Madison Avenue Manufactured Housing Contract Trust Series 2002-A Class M2 (c)
03/25/32	2.444%	82,052	82,045
MarketPlace Loan Trust (a)
Series 2015-OD1 Class A
06/17/17	3.250%	2,341,136	2,341,136
Series 2015-OD1 Class B
06/17/17	5.250%	500,000	500,000
Series 2015-OD2 Class A
08/17/17	3.250%	3,346,438	3,346,438
Series 2015-OD2 Class B
08/17/17	5.250%	713,000	713,000
Series 2015-OD3 Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
09/17/17	3.250%	$5,000,000	$4,984,310
Series 2015-OD3 Class B
09/17/17	5.250%	750,000	744,897
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A2A
06/15/18	0.820%	3,273,000	3,270,294
Mid-State Capital Corp. Trust (a)
Series 2006-1 Class M1
10/15/40	6.083%	1,479,493	1,549,032
Series 2010-1 Class M
12/15/45	5.250%	1,360,450	1,421,449
NCUA Guaranteed Notes CMO Series 2010-A1 Class A (c)
12/07/20	0.554%	162,355	162,203
NRPL Trust (a)(c)
Series 2015-1A Class A1
11/01/54	3.875%	1,369,915	1,371,719
Series 2015-2A Class A1
10/25/57	3.750%	5,442,575	5,465,663
NRZ Advance Receivables Trust (a)
Series 2015-T1 Class AT1
08/15/46	2.315%	1,750,000	1,749,999
Series 2015-T1 Class CT1
08/15/46	3.100%	800,000	799,208
Series 2015-T1 Class DT1
08/15/46	3.600%	1,250,000	1,245,948
Series 2015-T2 Class DT2
08/17/48	4.679%	1,406,000	1,405,997
Nationstar Agency Advance Funding Trust Series 2013-T2A Class AT2 (a)
02/18/48	1.892%	396,000	392,072
Nationstar HECM Loan Trust Series 2015-1A Class A (a)
05/25/18	3.844%	2,352,954	2,355,160
New York Mortgage Trust Residential (a)(c)(g)
Series 2012-RP1A
12/25/17	4.250%	653,111	653,111
Series 2013-RP3A
09/25/18	4.850%	1,155,080	1,155,080
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	405,323	405,410
Nissan Auto Receivables Owner Trust Series 2012-A Class A4
07/16/18	1.000%	206,410	206,648
Normandy Mortgage Loan Co. Series 2013-NPL3 Class A (a)(c)
09/16/43	4.949%	1,261,022	1,259,131
Oak Hill Advisors Residential Loan Trust (a)(c)
Series 2014-NPL2 Class A1
04/25/54	3.475%	2,174,641	2,171,401
Series 2014-NPL2 Class A2
04/25/54	4.000%	857,000	842,421
Series 2015-NPL1 Class A1
01/25/55	3.475%	1,389,433	1,387,962
Series 2015-NPL2 Class A1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
07/25/55	3.721%	$3,577,109	$3,562,271
Series 2015-NPL2 Class A2
07/25/55	4.000%	513,000	500,416
Ocwen Freddie Advance Funding LLC (a)
Series 2015-T1 Class AT1
11/15/45	2.062%	1,134,000	1,133,909
Series 2015-T1 Class BT1
11/15/45	2.557%	266,000	265,976
Series 2015-T1 Class CT1
11/15/45	3.051%	100,000	99,990
Series 2015-T1 Class DT1
11/15/45	3.790%	165,000	164,982
Ocwen Master Advance Receivables Trust (a)
Series 2015-1 Class AT1
09/17/46	2.537%	985,000	985,000
Series 2015-1 Class DT1
09/17/46	4.100%	2,628,000	2,624,058
OnDeck Asset Securitization Trust LLC Series 2014-1A Class A (a)
05/17/18	3.150%	2,342,000	2,345,122
OneMain Financial Issuance Trust (a)
Series 2014-1A Class A
06/18/24	2.430%	3,390,000	3,389,986
Series 2014-1A Class B
06/18/24	3.240%	402,000	404,476
Series 2014-2A Class A
09/18/24	2.470%	4,131,000	4,130,678
Series 2014-2A Class B
09/18/24	3.020%	1,119,000	1,122,984
Series 2015-1A Class A
03/18/26	3.190%	1,726,000	1,758,902
Series 2015-2A Class A
07/18/25	2.570%	7,624,000	7,669,267
Series 2015-2A Class B
07/18/25	3.100%	1,395,000	1,410,694
PFS Tax Lien Trust Series 2014-1 Class NOTE (a)
04/15/16	1.440%	487,895	488,008
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW1 Class M1 (c)
10/25/34	1.131%	376,368	375,172
Prestige Auto Receivables Trust Series 2015-1 Class A2 (a)
02/15/19	1.090%	499,276	499,626
Progreso Receivables Funding II LLC Series 2014-A Class A (a)
07/08/19	3.500%	3,000,000	3,013,277
Progreso Receivables Funding III LLC (a)
Series 2015-A Class A
02/08/20	3.625%	2,354,000	2,364,937
Series 2015-A Class B
02/08/20	5.500%	500,000	502,357
Progreso Receivables Funding LLC (a)
Series 2015-B Class A
07/28/20	3.000%	1,203,000	1,205,199
Series 2015-B Class B

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
07/28/20	5.000%	$605,000	$605,000
Progress Residential Trust (a)
Series 2015-SFR2 Class A
06/12/32	2.740%	3,406,000	3,381,735
Series 2015-SFR2 Class C
06/12/32	3.436%	2,500,000	2,448,493
RBSHD Trust Series 2013-1A Class A (a)(c)(g)
10/25/47	4.685%	2,276,125	2,334,548
RMAT LLC Series 2015-NPL1 Class A1 (a)(c)
05/25/55	3.750%	2,278,195	2,273,540
Residential Asset Mortgage Products Trust Series 2006-RZ1 Class A3 (c)
03/25/36	0.494%	1,019,502	995,911
SNAAC Auto Receivables Trust Series 2014-1A Class A (a)
09/17/18	1.030%	177,141	176,967
Santander Drive Auto Receivables Trust (a)
Series 2015-S1 Class R1
09/17/19	1.930%	2,706,558	2,699,792
Series 2015-S2 Class R1
11/18/19	1.840%	741,919	740,064
Series 2015-S7 Class R1
03/16/21	1.970%	2,902,592	2,895,335
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6 (c)
06/25/33	4.795%	29,220	29,519
Springleaf Funding Trust (a)
Series 2013-AA Class A
09/15/21	2.580%	2,880,597	2,887,272
Series 2013-BA Class A
01/16/23	3.920%	3,000,000	3,000,000
Series 2013-BA Class B
01/16/23	4.820%	1,500,000	1,500,116
Series 2015-AA Class A
11/15/24	3.160%	1,537,000	1,550,218
Series 2015-AA Class B
11/15/24	3.620%	363,000	366,340
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2004-5H Class A4
12/25/33	5.540%	919,308	944,930
Structured Asset Securities Corp. Mortgage Pass-Through Certificates (c)
Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.550%	602,351	625,860
Sunset Mortgage Loan Co. LLC Series 2014-NPL2 Class A (a)(c)
11/16/44	3.721%	1,736,232	1,731,962
Trafigura Securitisation Finance PLC Series 2014-1A Class A (a)(c)(g)
10/15/21	1.157%	2,391,000	2,391,758
Tricon American Homes Trust Series 2015-SFR1 Class A (a)(c)
05/17/32	1.457%	638,000	626,465
Truman Capital Mortgage Loan Trust (a)(c)
Series 2014-NPL1 Class A1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
07/25/53	3.228%	$1,058,221	$1,055,910
Series 2014-NPL2 Class A1
06/25/54	3.125%	615,416	614,351
Series 2014-NPL2 Class A2
06/25/54	4.000%	752,000	739,053
Series 2014-NPL3 Class A1
04/25/53	3.125%	1,069,609	1,063,978
US Residential Opportunity Fund II Trust Series 2015-1II Class A (a)
02/27/35	3.721%	1,407,400	1,408,743
US Residential Opportunity Fund III Trust Series 2015-1III Class A (a)
01/27/35	3.721%	1,988,091	1,985,053
Vericrest Opportunity Loan Transferee XXIV LLC Series 2015-NPL6 Class A1 (a)(c)
02/25/55	3.500%	2,227,037	2,218,858
Vericrest Opportunity Loan Transferee XXV LLC Series 2015-NPL8 Class A1 (a)(c)
06/26/45	3.500%	7,385,079	7,342,570
Vericrest Opportunity Loan Transferee XXX LLC Series 2015-NPL1 Class A1 (a)(c)
10/25/57	3.625%	2,300,359	2,297,065
Vericrest Opportunity Loan Transferee XXXI LLC Series 2015-NPL2 Class A1 (a)(c)
02/25/55	3.375%	1,684,189	1,678,435
Vericrest Opportunity Loan Transferee XXXIII LLC Series 2015-NPL5 Class A1 (a)(c)
03/25/55	3.500%	2,729,584	2,722,039
Vericrest Opportunity Loan Transferee XXXV LLC Series 2015-NPL9 Class A1 (a)(c)
06/26/45	3.500%	4,044,700	4,040,344
Vericrest Opportunity Loan Transferee (a)(c)
Series 2014-NP11 Class A1
04/25/55	3.875%	1,247,173	1,249,850
Series 2014-NPL5 Class A1
09/25/58	3.228%	1,503,542	1,503,083
Series 2014-NPL5 Class A2
09/25/58	4.000%	748,680	739,327
Series 2014-NPL6 Class A1
09/25/43	3.125%	3,600,833	3,598,356
Series 2014-NPL6 Class A2
09/25/43	4.250%	1,026,910	1,016,247
Series 2014-NPL7 Class A1
08/27/57	3.375%	2,901,441	2,898,606
Series 2014-NPL8 Class A1
10/26/54	3.375%	416,917	415,449
Vericrest Opportunity Loan Trust Series 2015-NPL3 Class A1 (a)(c)
10/25/58	3.375%	1,988,200	1,982,257
Westgate Resorts LLC (a)
Series 2012-2A Class A
01/20/25	3.000%	296,543	296,867
Series 2012-3A Class A

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
03/20/25	2.500%	$298,276	$298,464
Total Asset-Backed Securities - Non-Agency (Cost: $309,242,893)			$309,334,689

Inflation-Indexed Bonds 0.1%
United States 0.1%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	1,081,200	1,070,585
01/15/22	0.125%	1,054,430	1,027,506
01/15/29	2.500%	1,111,570	1,333,493
Total			3,431,584
Total Inflation-Indexed Bonds (Cost: $3,463,940)			$3,431,584

U.S. Treasury Obligations 24.0%
U.S. Treasury
04/30/16	2.625%	4,000,000	4,055,572
12/31/16	3.250%	47,450,000	49,087,262
01/31/17	3.125%	15,000,000	15,525,975
03/31/17	3.250%	5,000,000	5,204,820
08/15/17	8.875%	7,215,000	8,325,995
10/15/17	0.875%	13,890,000	13,948,599
11/15/17	4.250%	1,000,000	1,074,740
02/15/18	3.500%	6,000,000	6,383,982
08/31/18	1.500%	6,000,000	6,101,718
11/30/18	1.250%	14,000,000	14,112,294
05/15/19	3.125%	37,151,000	39,788,349
06/30/19	1.000%	1,500,000	1,492,617
02/15/20	8.500%	500,000	653,711
05/15/20	3.500%	28,000,000	30,695,364
08/15/20	2.625%	5,650,000	5,979,361
08/15/20	8.750%	28,500,000	38,411,160
08/31/20	2.125%	4,000,000	4,139,272
11/15/20	2.625%	2,900,000	3,066,599
01/31/21	2.125%	20,000,000	20,639,060
02/15/21	3.625%	6,600,000	7,322,819
05/15/21	3.125%	7,000,000	7,590,443
08/15/21	2.125%	36,500,000	37,569,340
10/31/21	2.000%	1,500,000	1,531,133
12/31/21	2.125%	2,000,000	2,053,802
01/31/22	1.500%	1,000,000	988,802
05/15/23	1.750%	65,000,000	64,446,460
08/15/23	2.500%	350,000	365,832
08/15/24	2.375%	9,500,000	9,784,506
02/15/27	6.625%	1,000,000	1,454,297
08/15/27	6.375%	2,500,000	3,601,888
08/15/28	5.500%	14,700,000	20,035,262
02/15/29	5.250%	720,000	966,581
08/15/29	6.125%	5,250,000	7,638,341
02/15/31	5.375%	1,800,000	2,498,110
02/15/36	4.500%	10,100,000	13,243,362
02/15/37	4.750%	3,500,000	4,745,874
05/15/37	5.000%	11,900,000	16,685,406
02/15/38	4.375%	9,900,000	12,730,786
05/15/38	4.500%	15,600,000	20,412,038
02/15/39	3.500%	5,000,000	5,639,845

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
05/15/39	4.250%	$3,000,000	$3,780,936
U.S. Treasury (b)
STRIPS
08/15/16	0.000%	6,000,000	5,981,700
11/15/16	0.000%	3,000,000	2,985,339
08/15/19	0.000%	2,000,000	1,906,922
02/15/20	0.000%	4,735,000	4,462,936
05/15/20	0.000%	35,061,000	32,765,977
08/15/20	0.000%	11,000,000	10,244,124
02/15/21	0.000%	28,185,000	25,836,541
05/15/21	0.000%	22,965,000	20,909,219
08/15/21	0.000%	19,045,000	17,210,757
11/15/21	0.000%	6,245,000	5,616,872
02/15/22	0.000%	3,790,000	3,385,724
05/15/22	0.000%	9,005,000	7,969,074
08/15/22	0.000%	2,500,000	2,202,220
11/15/22	0.000%	3,750,000	3,282,326
02/15/23	0.000%	20,665,000	17,936,517
05/15/23	0.000%	9,500,000	8,181,124
08/15/23	0.000%	1,500,000	1,280,141
11/15/23	0.000%	1,300,000	1,101,536
02/15/24	0.000%	1,350,000	1,134,224
08/15/24	0.000%	1,000,000	826,560
11/15/24	0.000%	4,500,000	3,690,608
02/15/25	0.000%	1,000,000	813,463
05/15/25	0.000%	1,500,000	1,210,265
02/15/26	0.000%	500,000	393,972
08/15/26	0.000%	1,452,000	1,126,415
11/15/26	0.000%	9,000,000	6,922,215
02/15/27	0.000%	15,200,000	11,605,124
08/15/27	0.000%	4,200,000	3,154,393
11/15/27	0.000%	12,540,000	9,342,463
02/15/28	0.000%	7,250,000	5,352,929
05/15/28	0.000%	1,660,000	1,215,264
08/15/28	0.000%	3,200,000	2,322,931
11/15/28	0.000%	1,700,000	1,223,230
02/15/29	0.000%	7,665,000	5,472,534
08/15/29	0.000%	6,400,000	4,488,128
11/15/29	0.000%	2,600,000	1,808,271
02/15/30	0.000%	7,650,000	5,278,530
05/15/30	0.000%	7,000,000	4,790,989
08/15/30	0.000%	6,250,000	4,236,950
11/15/30	0.000%	4,950,000	3,327,345
02/15/31	0.000%	6,600,000	4,402,741
05/15/31	0.000%	6,700,000	4,429,524
08/15/31	0.000%	3,800,000	2,491,193
11/15/31	0.000%	6,640,000	4,316,618
02/15/32	0.000%	6,875,000	4,428,181
05/15/32	0.000%	14,700,000	9,391,771
08/15/32	0.000%	1,500,000	950,405
11/15/32	0.000%	10,450,000	6,567,094
02/15/33	0.000%	9,850,000	6,138,717
05/15/33	0.000%	29,425,000	18,175,940
08/15/33	0.000%	4,000,000	2,449,448
11/15/33	0.000%	7,400,000	4,492,866
02/15/34	0.000%	2,400,000	1,445,446
05/15/34	0.000%	400,000	238,768
08/15/34	0.000%	2,375,000	1,406,067
11/15/34	0.000%	1,850,000	1,085,932

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
02/15/35	0.000%	$4,210,000	$2,449,858
05/15/35	0.000%	3,050,000	1,759,243
Total U.S. Treasury Obligations (Cost: $806,528,699)			$843,387,977

U.S. Government & Agency Obligations 4.1%
Federal Farm Credit Banks
11/15/18	5.125%	2,664,000	2,985,134
Federal Home Loan Banks
10/24/29	4.000%	1,600,000	1,781,618
07/15/36	5.500%	2,000,000	2,644,596
Federal Home Loan Mortgage Corp.
11/17/17	5.125%	30,000,000	32,719,830
Federal National Mortgage Association (b)
06/01/17	0.000%	10,000,000	9,884,380
STRIPS
05/15/30	0.000%	3,750,000	2,309,655
Financing Corp. (b)
STRIPS
05/11/18	0.000%	3,600,000	3,503,189
04/05/19	0.000%	1,000,000	950,816
Israel Government AID Bond
09/18/33	5.500%	1,000,000	1,317,454
Israel Government AID Bond (b)
02/15/22	0.000%	3,500,000	3,052,245
11/15/23	0.000%	1,316,000	1,064,414
11/01/24	0.000%	1,850,000	1,433,312
Private Export Funding Corp.
05/15/22	2.800%	1,500,000	1,545,790
Residual Funding Corp. (b)
STRIPS
10/15/19	0.000%	14,600,000	13,674,813
07/15/20	0.000%	39,372,000	36,222,122
10/15/20	0.000%	7,500,000	6,841,650
01/15/21	0.000%	2,000,000	1,814,042
Tennessee Valley Authority
07/18/17	5.500%	6,000,000	6,510,114
04/01/36	5.880%	500,000	657,034
09/15/39	5.250%	2,370,000	2,940,336
09/15/65	4.250%	2,258,000	2,269,229
Tennessee Valley Authority (b)
STRIPS
11/01/25	0.000%	8,500,000	6,316,171
06/15/35	0.000%	750,000	359,975
Total U.S. Government & Agency Obligations (Cost: $140,152,123)			$142,797,919

Foreign Government Obligations(i) 1.6%
Australia 0.1%
Australia and New Zealand Banking Group Ltd. (a)
11/23/16	2.400%	1,119,000	1,138,453
CNOOC Finance Pty Ltd.
05/05/20	2.625%	1,000,000	985,682

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (i) (continued)
Australia (continued)
Commonwealth Bank of Australia (a)
03/16/17	2.250%	$325,000	$330,777
National Australia Bank Ltd. (a)
06/20/17	2.000%	875,000	887,878
Westpac Banking Corp. (a)
11/28/16	2.450%	600,000	610,445
05/30/18	1.375%	600,000	598,179
Total			4,551,414
Brazil 0.1%
Brazilian Government International Bond
01/07/25	4.250%	744,000	651,000
Petrobras Global Finance BV
03/15/19	7.875%	790,000	651,750
01/27/21	5.375%	630,000	458,325
01/27/41	6.750%	575,000	375,187
Total			2,136,262
Canada 0.3%
CDP Financial, Inc. (a)
11/25/19	4.400%	1,000,000	1,099,301
Caisse Centrale Desjardins (a)
03/24/16	2.550%	1,452,000	1,466,032
Hydro-Quebec
02/01/21	9.400%	750,000	1,003,086
01/15/22	8.400%	1,295,000	1,713,741
Province of Quebec
01/30/26	6.350%	440,000	561,990
Royal Bank of Canada
09/19/17	1.200%	3,820,000	3,820,344
10/01/18	2.000%	1,761,000	1,785,636
Total			11,450,130
China 0.1%
Sinopec Group Overseas Development 2013 Ltd. (a)
10/17/23	4.375%	1,362,000	1,414,843
State Grid Overseas Investment 2013 Ltd. (a)
05/22/18	1.750%	377,000	374,932
Total			1,789,775
Colombia 0.1%
Colombia Government International Bond
02/26/24	4.000%	493,000	477,717
01/28/26	4.500%	1,190,000	1,157,275
06/15/45	5.000%	601,000	515,357
Ecopetrol SA
01/16/25	4.125%	300,000	252,750
06/26/26	5.375%	580,000	506,050
Total			2,909,149

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (i) (continued)
France —%
Electricite de France SA (a)
01/22/19	2.150%	$674,000	$680,967
Israel 0.4%
Israel Government AID Bond (b)
11/15/19	0.000%	1,501,000	1,403,768
05/01/23	0.000%	5,000,000	4,132,290
02/15/24	0.000%	2,000,000	1,603,146
02/15/25	0.000%	2,000,000	1,548,078
02/15/25	0.000%	2,250,000	1,741,588
08/15/25	0.000%	2,500,000	1,894,550
11/15/26	0.000%	1,500,000	1,074,321
Total			13,397,741
Mexico 0.3%
Mexico Government International Bond
01/21/21	3.500%	4,305,000	4,380,337
01/30/25	3.600%	757,000	740,914
03/08/44	4.750%	1,090,000	994,625
10/12/10	5.750%	458,000	428,230
Petroleos Mexicanos
06/15/35	6.625%	550,000	515,625
Petroleos Mexicanos (a)
01/23/26	4.500%	1,159,000	1,063,588
01/23/46	5.625%	732,000	592,230
Total			8,715,549
Netherlands 0.1%
Petrobras Global Finance BV
03/17/24	6.250%	1,868,000	1,359,530
03/17/44	7.250%	760,000	504,032
06/05/15	6.850%	145,000	92,438
Total			1,956,000
Norway 0.1%
Statoil ASA
01/15/18	6.700%	50,000	55,726
04/15/19	5.250%	880,000	977,735
01/15/24	2.650%	1,750,000	1,671,904
09/23/27	7.250%	400,000	531,272
Total			3,236,637
Peru —%
Peruvian Government International Bond
11/18/50	5.625%	98,000	101,185
Poland —%
Poland Government International Bond
01/22/24	4.000%	1,178,000	1,244,557

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (i) (continued)
South Africa —%
South Africa Government International Bond
09/16/25	5.875%	$459,000	$481,950
07/24/44	5.375%	1,006,000	936,838
Total			1,418,788
Sweden —%
Stadshypotek AB (a)
10/02/19	1.875%	1,500,000	1,505,543
Turkey —%
Turkey Government International Bond
03/22/24	5.750%	353,000	365,764
04/14/26	4.250%	474,000	430,748
Total			796,512
United Kingdom —%
Barclays Bank PLC (a)
05/10/17	2.250%	343,000	349,069
Total Foreign Government Obligations (Cost: $57,836,032)			$56,239,278

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
California —%
City of Los Angeles Department of Airports Revenue Bonds Build America Bonds Series 2009
05/15/39	6.582%	420,000	542,102
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/39	7.300%	295,000	407,944
Total			950,046
District of Columbia —%
District of Columbia Water & Sewer Authority Taxable Revenue Bonds Senior Lien Series 2014-A
10/01/14	4.814%	411,000	412,081

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New York 0.1%
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	$415,000	$506,939
Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	835,000	991,696
Total			1,498,635
Ohio 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	1,265,000	1,678,617
Ohio State University (The) Revenue Bonds Taxable Series 2011A
06/01/11	4.800%	1,514,000	1,462,585
Total			3,141,202
Total Municipal Bonds (Cost: $5,398,558)			$6,001,964

	Shares	Value

Money Market Funds 5.4%
Columbia Short-Term Cash Fund, 0.169% (j)(k)	189,695,870	$189,695,870
Total Money Market Funds (Cost: $189,695,870)		$189,695,870
Total Investments
(Cost: $3,417,798,784) (l)		$3,503,522,740(m	)
Other Assets & Liabilities, Net		7,912,524
Net Assets		$3,511,435,264

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $496,045,432 or 14.13% of net assets.

(b)	Zero coupon bond.
(c)	Variable rate security.
(d)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at September 30, 2015 was $21,807,797, which represents 0.62% of net assets. Information concerning such security holdings at September 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
AJAX Mortgage Loan Trust
CMO Series 2013-A Class A
02/25/51 3.500%	01-28-2013	2,003,728
AJAX Mortgage Loan Trust
CMO Series 2013-B Class A1
03/25/52 3.750%	03-20-2013	1,083,558
AJAX Mortgage Loan Trust
CMO Series 2013-C Class A
03/25/35 4.500%	11-15-2013	1,713,406
Carlyle Global Market Strategies Commodities Funding Ltd.
Series 2014-1A Class A
10/15/21 2.189%	05-22-2014	2,686,667
Conix Mortgage Asset Trust
Series 2013-1 Class A
12/25/47 4.704%	05-16-2013	1,078,519

Security Description	Acquisition Dates	Cost ($)
Fortress Opportunities Residential Transaction
Series 2013-1A Class AR
10/25/18 4.210%	11-08-2013	8,615
Homeowner Assistance Program Reverse Mortgage Loan Trust
CMO Series 2013-RM1 Class A
05/26/53 4.000%	05-03-2013	2,086,094
LV Tower 52 Issuer
Series 2013-1 Class A
07/15/19 5.500%	08-04-2015	3,332,288
LV Tower 52 Issuer
Series 2013-1 Class M
07/15/19 7.500%	08-04-2015	1,750,000
MASTR Asset Securitization Trust
CMO Series 2004-P7 Class A6
12/27/33 5.500%	10-12-2010	270,260
New York Mortgage Trust Residential
Series 2012-RP1A
12/25/17 4.250%	12-27-2012	653,111
New York Mortgage Trust Residential
Series 2013-RP3A
09/25/18 4.850%	09-18-2013	1,155,080
RBSHD Trust
Series 2013-1A Class A
10/25/47 4.685%	09-27-2013	2,276,125
Trafigura Securitisation Finance PLC
Series 2014-1A Class A
10/15/21 1.157%	10-23-2014	2,391,000

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $334,341, which represents 0.01% of net assets.

(i)	Principal and interest may not be guaranteed by the government.
(j)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	76,168,266	726,886,242	(613,358,638)	189,695,870	184,042	189,695,870

(l)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $3,417,799,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$104,277,000
Unrealized Depreciation	(18,553,000)
Net Unrealized Appreciation	$85,724,000

(m)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	628,319,015	—	628,319,015
Residential Mortgage-Backed Securities - Agency	—	597,502,270	—	597,502,270
Residential Mortgage-Backed Securities - Non-Agency	—	113,217,743	12,516,581	125,734,324
Commercial Mortgage-Backed Securities - Agency	—	501,532,101	—	501,532,101
Commercial Mortgage-Backed Securities - Non-Agency	—	89,250,312	10,295,437	99,545,749
Asset-Backed Securities - Non-Agency	—	260,590,714	48,743,975	309,334,689
Inflation-Indexed Bonds	—	3,431,584	—	3,431,584
U.S. Treasury Obligations	513,772,313	329,615,664	—	843,387,977
U.S. Government & Agency Obligations	—	142,797,919	—	142,797,919
Foreign Government Obligations	—	56,239,278	—	56,239,278
Municipal Bonds	—	6,001,964	—	6,001,964
Money Market Funds	—	189,695,870	—	189,695,870
Total Investments	513,772,313	2,918,194,434	71,555,993	3,503,522,740

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable markets inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	76,168,266	76,168,266	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of December 31, 2014	770,179	14,218,129	11,434,153	49,096,583	75,519,044
Increase (decrease) in accrued discounts/premiums	—	6,420	(397,978)	4,231	(387,327)
Realized gain (loss)	—	122,407	7,055	23,649	153,111
Change in unrealized appreciation (depreciation)(a)	—	86,646	(46,683)	(282,193)	(242,230)
Sales	—	(4,038,788)	(3,543,792)	(18,411,414)	(25,993,994)
Purchases	—	4,091,094	1,951,000	38,238,318	44,280,412
Transfers into Level 3	—	—	1,288,238	—	1,288,238
Transfers out of Level 3	(770,179)	(1,969,327)	(396,556)	(19,925,199)	(23,061,261)
Balance as of September 30, 2015	—	12,516,581	10,295,437	48,743,975	71,555,993

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2015 was $(69,455), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $252,663, Commercial Mortgage-Backed Securities — Non-Agency of $(46,683) and Asset-Backed Securities — Non-Agency of $(275,435).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.

Other asset backed securities classified as Level 3 securities are valued using the income approach. To determine fair value for these securities, management considered various factors including, but not limited to, the distressed nature of the security, estimates of future cash flows, and the discount rates observed in the market for similar assets. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Jennison Mid Cap Growth Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
CONSUMER DISCRETIONARY 20.6%
Auto Components 1.3%
Delphi Automotive PLC	39,977	$3,039,851
Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc. (a)	1,861	1,340,385
Hilton Worldwide Holdings, Inc.	131,730	3,021,886
Norwegian Cruise Line Holdings Ltd. (a)	32,643	1,870,444
Starwood Hotels & Resorts Worldwide, Inc.	27,181	1,806,993
Total		8,039,708
Internet & Catalog Retail 0.5%
Vipshop Holdings Ltd., ADR (a)	61,781	1,037,921
Media 0.9%
AMC Networks, Inc., Class A (a)	26,372	1,929,639
Multiline Retail 4.4%
Burlington Stores, Inc. (a)	53,307	2,720,789
Dollar General Corp.	40,914	2,963,810
Dollar Tree, Inc. (a)	67,047	4,469,353
Total		10,153,952
Specialty Retail 7.8%
GNC Holdings, Inc., Class A	44,320	1,791,415
L Brands, Inc.	27,351	2,465,146
O’Reilly Automotive, Inc. (a)	10,487	2,621,750
Ross Stores, Inc.	73,111	3,543,690
Signet Jewelers Ltd.	25,778	3,509,159
Ulta Salon Cosmetics & Fragrance, Inc. (a)	23,221	3,793,150
Total		17,724,310
Textiles, Apparel & Luxury Goods 2.2%
Kate Spade & Co. (a)	70,935	1,355,568
PVH Corp.	21,823	2,224,637
Under Armour, Inc., Class A (a)	15,394	1,489,831
Total		5,070,036
TOTAL CONSUMER DISCRETIONARY		46,995,417
CONSUMER STAPLES 7.1%
Beverages 2.1%
Constellation Brands, Inc., Class A	24,418	3,057,378
Monster Beverage Corp. (a)	12,163	1,643,708
Total		4,701,086

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing 0.6%
Sprouts Farmers Market, Inc. (a)	68,683	$1,449,211
Food Products 3.3%
Hain Celestial Group, Inc. (The) (a)	71,001	3,663,651
JM Smucker Co. (The)	18,643	2,126,980
Mead Johnson Nutrition Co.	23,865	1,680,096
Total		7,470,727
Household Products 1.1%
Church & Dwight Co., Inc.	30,900	2,592,510
TOTAL CONSUMER STAPLES		16,213,534
ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Concho Resources, Inc. (a)	15,420	1,515,786
Noble Energy, Inc.	55,904	1,687,183
Total		3,202,969
TOTAL ENERGY		3,202,969
FINANCIALS 9.5%
Banks 1.1%
First Republic Bank	40,208	2,523,856
Capital Markets 2.7%
Affiliated Managers Group, Inc. (a)	15,986	2,733,446
Artisan Partners Asset Management, Inc., Class A	26,319	927,219
TD Ameritrade Holding Corp.	76,099	2,422,992
Total		6,083,657
Consumer Finance 1.1%
SLM Corp. (a)	353,187	2,613,584
Real Estate Investment Trusts (REITs) 3.4%
Crown Castle International Corp.	51,779	4,083,810
MFA Financial, Inc.	198,990	1,355,122
Starwood Property Trust, Inc.	112,701	2,312,624
Total		7,751,556
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A (a)	87,838	2,810,816
TOTAL FINANCIALS		21,783,469

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 15.2%
Biotechnology 2.6%
Alnylam Pharmaceuticals, Inc. (a)	12,340	$991,642
BioMarin Pharmaceutical, Inc. (a)	20,562	2,165,590
Incyte Corp. (a)	25,324	2,793,997
Total		5,951,229
Health Care Equipment & Supplies 2.7%
Align Technology, Inc. (a)	41,457	2,353,099
Cooper Companies, Inc. (The)	17,776	2,646,136
DexCom, Inc. (a)	13,670	1,173,706
Total		6,172,941
Health Care Providers & Services 7.1%
Centene Corp. (a)	60,917	3,303,529
Envision Healthcare Holdings, Inc. (a)	79,185	2,913,216
Henry Schein, Inc. (a)	31,088	4,125,999
Laboratory Corp. of America Holdings (a)	21,083	2,286,873
Universal Health Services, Inc., Class B	29,607	3,695,250
Total		16,324,867
Life Sciences Tools & Services 0.5%
Illumina, Inc. (a)	5,760	1,012,723
Pharmaceuticals 2.3%
Endo International PLC (a)	53,251	3,689,229
Jazz Pharmaceuticals PLC (a)	11,396	1,513,503
Total		5,202,732
TOTAL HEALTH CARE		34,664,492
INDUSTRIALS 13.7%
Air Freight & Logistics 0.9%
Expeditors International of Washington, Inc.	44,589	2,097,912
Airlines 1.5%
Spirit Airlines, Inc. (a)	51,449	2,433,538
United Continental Holdings, Inc. (a)	17,838	946,306
Total		3,379,844
Commercial Services & Supplies 2.6%
Copart, Inc. (a)	53,291	1,753,274
Stericycle, Inc. (a)	31,008	4,319,724
Total		6,072,998
Construction & Engineering 1.2%
Quanta Services, Inc. (a)	109,637	2,654,312

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 1.5%
AMETEK, Inc.	64,452	$3,372,129
Industrial Conglomerates 2.5%
Carlisle Companies, Inc.	12,270	1,072,152
Roper Technologies, Inc.	29,287	4,589,273
Total		5,661,425
Machinery 0.8%
Flowserve Corp.	45,664	1,878,617
Professional Services 1.4%
IHS, Inc., Class A (a)	28,393	3,293,588
Road & Rail 0.7%
Kansas City Southern	18,518	1,682,916
Trading Companies & Distributors 0.6%
WESCO International, Inc. (a)	28,477	1,323,326
TOTAL INDUSTRIALS		31,417,067
INFORMATION TECHNOLOGY 22.7%
Communications Equipment 1.6%
F5 Networks, Inc. (a)	20,344	2,355,835
Palo Alto Networks, Inc. (a)	7,286	1,253,192
Total		3,609,027
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	78,507	4,000,717
Internet Software & Services 1.4%
LinkedIn Corp., Class A (a)	17,281	3,285,637
IT Services 4.4%
FleetCor Technologies, Inc. (a)	14,544	2,001,545
Global Payments, Inc.	20,084	2,304,238
Vantiv, Inc., Class A (a)	129,084	5,798,453
Total		10,104,236
Semiconductors & Semiconductor Equipment 3.8%
Analog Devices, Inc.	46,261	2,609,583
Applied Materials, Inc.	61,647	905,595
NXP Semiconductors NV (a)	33,630	2,928,164
Skyworks Solutions, Inc.	8,706	733,132

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	33,183	$1,406,959
Total		8,583,433
Software 9.8%
Check Point Software Technologies Ltd. (a)	29,964	2,377,044
Electronic Arts, Inc. (a)	79,713	5,400,556
Intuit, Inc.	41,025	3,640,969
Red Hat, Inc. (a)	64,387	4,628,137
ServiceNow, Inc. (a)	38,404	2,667,158
Splunk, Inc. (a)	40,109	2,220,033
Ultimate Software Group, Inc. (The) (a)	8,220	1,471,462
Total		22,405,359
TOTAL INFORMATION TECHNOLOGY		51,988,409
MATERIALS 3.2%
Chemicals 2.7%
Airgas, Inc.	19,218	1,716,744
Axalta Coating Systems Ltd. (a)	104,226	2,641,087
FMC Corp.	54,313	1,841,753
Total		6,199,584
Metals & Mining 0.5%
Reliance Steel & Aluminum Co.	21,075	1,138,261
TOTAL MATERIALS		7,337,845

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.7%
Wireless Telecommunication Services 2.7%
SBA Communications Corp., Class A (a)	60,006	$6,285,029
TOTAL TELECOMMUNICATION SERVICES		6,285,029
UTILITIES 0.6%
Independent Power and Renewable Electricity Producers 0.6%
Abengoa Yield PLC	78,088	1,292,357
TOTAL UTILITIES		1,292,357
Total Common Stocks (Cost: $201,325,552)		$221,180,588

	Shares	Value

Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	7,447,056	$7,447,056
Total Money Market Funds (Cost: $7,447,056)		$7,447,056
Total Investments
(Cost: $208,772,608)		$228,627,644(d)
Other Assets & Liabilities, Net		11,880
Net Assets		$228,639,524

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,836,022	94,029,243	(95,418,209)	7,447,056	7,878	7,447,056

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	46,995,417	—	—	46,995,417
Consumer Staples	16,213,534	—	—	16,213,534
Energy	3,202,969	—	—	3,202,969
Financials	21,783,469	—	—	21,783,469
Health Care	34,664,492	—	—	34,664,492
Industrials	31,417,067	—	—	31,417,067
Information Technology	51,988,409	—	—	51,988,409
Materials	7,337,845	—	—	7,337,845
Telecommunication Services	6,285,029	—	—	6,285,029
Utilities	1,292,357	—	—	1,292,357
Total Common Stocks	221,180,588	—	—	221,180,588
Money Market Funds	—	7,447,056	—	7,447,056
Total Investments	221,180,588	7,447,056	—	228,627,644

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	8,836,022	8,836,022	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Loomis Sayles Growth Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 9.8%
Hotels, Restaurants & Leisure 2.3%
Yum! Brands, Inc.	584,315	$46,715,984
Internet & Catalog Retail 6.0%
Amazon.com, Inc. (a)	243,263	124,523,897
Specialty Retail 1.5%
Lowe’s Companies, Inc.	457,015	31,497,474
TOTAL CONSUMER DISCRETIONARY		202,737,355
CONSUMER STAPLES 18.4%
Beverages 11.4%
Coca-Cola Co. (The)	1,902,461	76,326,735
Monster Beverage Corp. (a)	700,628	94,682,868
SABMiller PLC, ADR	1,114,515	63,817,129
Total		234,826,732
Food Products 3.7%
Danone SA, ADR	6,097,733	76,831,436
Household Products 3.3%
Procter & Gamble Co. (The)	954,573	68,671,982
TOTAL CONSUMER STAPLES		380,330,150
ENERGY 2.5%
Energy Equipment & Services 2.5%
Schlumberger Ltd.	759,763	52,400,854
TOTAL ENERGY		52,400,854
FINANCIALS 5.0%
Capital Markets 3.8%
Greenhill & Co., Inc.	206,263	5,872,307
SEI Investments Co.	1,480,025	71,381,606
Total		77,253,913
Consumer Finance 1.2%
American Express Co.	334,912	24,827,027
TOTAL FINANCIALS		102,080,940

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 14.2%
Biotechnology 2.2%
Amgen, Inc.	323,454	$44,740,157
Health Care Equipment & Supplies 3.8%
Varian Medical Systems, Inc. (a)	645,687	47,638,787
Zimmer Biomet Holdings, Inc.	318,536	29,920,087
Total		77,558,874
Pharmaceuticals 8.2%
Merck & Co., Inc.	560,980	27,706,802
Novartis AG, ADR	695,806	63,958,488
Novo Nordisk A/S, ADR	1,445,656	78,412,381
Total		170,077,671
TOTAL HEALTH CARE		292,376,702
INDUSTRIALS 6.2%
Air Freight & Logistics 6.2%
Expeditors International of Washington, Inc.	1,426,627	67,122,800
United Parcel Service, Inc., Class B	608,980	60,100,236
Total		127,223,036
TOTAL INDUSTRIALS		127,223,036
INFORMATION TECHNOLOGY 43.1%
Communications Equipment 8.8%
Cisco Systems, Inc.	4,087,429	107,295,012
QUALCOMM, Inc.	1,358,725	73,004,294
Total		180,299,306
Internet Software & Services 14.6%
Alibaba Group Holding Ltd., ADR (a)	1,157,095	68,233,892
Facebook, Inc., Class A (a)	1,306,711	117,473,319
Google, Inc., Class A (a)	92,481	59,037,096
Google, Inc., Class C (a)	92,728	56,417,570
Total		301,161,877
IT Services 6.1%
Automatic Data Processing, Inc.	232,768	18,705,237
Visa, Inc., Class A	1,526,234	106,317,460
Total		125,022,697
Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	160,292	9,042,071
ARM Holdings PLC, ADR	1,044,903	45,192,055
Total		54,234,126

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 11.0%
Autodesk, Inc. (a)	1,005,374	$44,377,208
Factset Research Systems, Inc.	279,485	44,664,498
Microsoft Corp.	1,085,801	48,057,552
Oracle Corp.	2,494,341	90,095,597
Total		227,194,855
TOTAL INFORMATION TECHNOLOGY		887,912,861
Total Common Stocks (Cost: $1,965,381,210)		$2,045,061,898

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	17,126,964	$17,126,964
Total Money Market Funds (Cost: $17,126,964)		$17,126,964
Total Investments (Cost: $1,982,508,174)		$2,062,188,862(d)
Other Assets & Liabilities, Net		(830,318)
Net Assets		$2,061,358,544

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,356,168	106,408,017	(107,637,221)	17,126,964	18,303	17,126,964

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	202,737,355	—	—	202,737,355
Consumer Staples	380,330,150	—	—	380,330,150
Energy	52,400,854	—	—	52,400,854
Financials	102,080,940	—	—	102,080,940
Health Care	292,376,702	—	—	292,376,702
Industrials	127,223,036	—	—	127,223,036
Information Technology	887,912,861	—	—	887,912,861
Total Common Stocks	2,045,061,898	—	—	2,045,061,898
Money Market Funds	—	17,126,964	—	17,126,964
Total Investments	2,045,061,898	17,126,964	—	2,062,188,862

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	18,356,168	18,356,168	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – MFS Value Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 9.0%
Auto Components 1.7%
Delphi Automotive PLC	198,028	$15,058,049
Johnson Controls, Inc.	399,704	16,531,757
Total		31,589,806
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	101,491	9,999,908
Household Durables 0.2%
Newell Rubbermaid, Inc.	105,952	4,207,354
Leisure Products 0.3%
Hasbro, Inc.	77,749	5,608,813
Media 4.3%
Comcast Corp.	411,681	23,564,620
Omnicom Group, Inc.	329,910	21,741,069
Time Warner, Inc.	234,460	16,119,125
Time, Inc.	21,838	416,014
Viacom, Inc., Class B	178,544	7,704,174
Walt Disney Co. (The)	114,691	11,721,420
Total		81,266,422
Multiline Retail 1.3%
Kohl’s Corp.	53,360	2,471,102
Target Corp.	282,846	22,248,666
Total		24,719,768
Specialty Retail 0.7%
Advance Auto Parts, Inc.	41,310	7,829,485
Bed Bath & Beyond, Inc. (a)	71,263	4,063,416
Total		11,892,901
TOTAL CONSUMER DISCRETIONARY		169,284,972
CONSUMER STAPLES 12.3%
Beverages 1.3%
Diageo PLC	941,453	25,215,151
Food & Staples Retailing 1.8%
CVS Health Corp.	351,765	33,938,287
Food Products 4.4%
Archer-Daniels-Midland Co.	130,693	5,417,225
Danone SA	216,592	13,654,758
General Mills, Inc.	520,359	29,207,751
Kellogg Co.	16,388	1,090,621

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Nestlé SA, Registered Shares	433,055	$32,547,998
Total		81,918,353
Household Products 0.5%
Procter & Gamble Co. (The)	121,660	8,752,221
Tobacco 4.3%
Altria Group, Inc.	216,886	11,798,598
Imperial Tobacco Group PLC	70,448	3,637,240
Philip Morris International, Inc.	771,455	61,199,525
Reynolds American, Inc.	84,895	3,758,302
Total		80,393,665
TOTAL CONSUMER STAPLES		230,217,677
ENERGY 5.4%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	30,168	1,569,943
National Oilwell Varco, Inc.	251,283	9,460,805
Schlumberger Ltd.	204,235	14,086,088
Total		25,116,836
Oil, Gas & Consumable Fuels 4.1%
Chevron Corp.	264,414	20,856,976
EOG Resources, Inc.	104,005	7,571,564
Exxon Mobil Corp.	418,137	31,088,486
Occidental Petroleum Corp.	269,327	17,815,981
Total		77,333,007
TOTAL ENERGY		102,449,843
FINANCIALS 27.1%
Banks 11.1%
Citigroup, Inc.	171,714	8,518,731
JPMorgan Chase & Co.	1,417,880	86,448,144
PNC Financial Services Group, Inc. (The)	177,978	15,875,638
U.S. Bancorp	878,388	36,022,692
Wells Fargo & Co.	1,222,571	62,779,021
Total		209,644,226
Capital Markets 5.9%
Bank of New York Mellon Corp. (The)	614,430	24,054,935
BlackRock, Inc.	55,455	16,496,199
Franklin Resources, Inc.	496,212	18,488,859
Goldman Sachs Group, Inc. (The)	203,174	35,303,514
State Street Corp.	245,662	16,510,943
Total		110,854,450

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 1.1%
American Express Co.	279,433	$20,714,368
Diversified Financial Services 1.1%
McGraw Hill Financial, Inc.	39,419	3,409,744
Nasdaq, Inc.	315,134	16,806,096
Total		20,215,840
Insurance 7.9%
ACE Ltd.	198,351	20,509,493
Aon PLC	247,373	21,919,722
Chubb Corp. (The)	151,056	18,527,018
MetLife, Inc.	693,717	32,708,757
Prudential Financial, Inc.	227,191	17,314,226
Travelers Companies, Inc. (The)	372,548	37,079,702
Total		148,058,918
TOTAL FINANCIALS		509,487,802
HEALTH CARE 13.8%
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	500,743	20,139,883
Medtronic PLC	516,608	34,581,740
St. Jude Medical, Inc.	211,312	13,331,674
Total		68,053,297
Health Care Providers & Services 1.1%
Express Scripts Holding Co. (a)	252,464	20,439,485
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	172,072	21,040,964
Pharmaceuticals 8.0%
Johnson & Johnson	673,883	62,906,978
Merck & Co., Inc.	534,465	26,397,226
Novartis AG, Registered Shares	69,148	6,342,942
Pfizer, Inc.	1,558,307	48,946,423
Roche Holding AG, Genusschein Shares	19,835	5,230,449
Total		149,824,018
TOTAL HEALTH CARE		259,357,764
INDUSTRIALS 17.0%
Aerospace & Defense 6.8%
Honeywell International, Inc.	380,975	36,074,523
Lockheed Martin Corp.	186,089	38,578,110
Northrop Grumman Corp.	110,118	18,274,082

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
United Technologies Corp.	394,835	$35,136,367
Total		128,063,082
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	275,269	27,166,298
Commercial Services & Supplies 1.2%
Tyco International PLC	654,884	21,912,419
Electrical Equipment 0.8%
Eaton Corp. PLC	287,371	14,742,132
Industrial Conglomerates 3.3%
3M Co.	252,750	35,832,367
Danaher Corp.	303,433	25,855,526
Total		61,687,893
Machinery 2.3%
Caterpillar, Inc.	57,929	3,786,239
Deere & Co.	66,736	4,938,464
Illinois Tool Works, Inc.	148,722	12,241,308
Parker-Hannifin Corp.	46,355	4,510,342
Pentair PLC	158,200	8,074,528
Stanley Black & Decker, Inc.	97,308	9,436,930
Total		42,987,811
Professional Services 0.2%
Equifax, Inc.	38,773	3,767,960
Road & Rail 1.0%
Canadian National Railway Co.	176,566	10,021,886
Union Pacific Corp.	93,350	8,253,074
Total		18,274,960
TOTAL INDUSTRIALS		318,602,555
INFORMATION TECHNOLOGY 8.1%
IT Services 5.6%
Accenture PLC, Class A	544,445	53,497,166
Fidelity National Information Services, Inc.	195,535	13,116,488
Fiserv, Inc. (a)	171,531	14,856,300
International Business Machines Corp.	171,531	24,866,849
Total		106,336,803

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc.	73,163	$4,127,125
NVIDIA Corp.	99,084	2,442,421
Texas Instruments, Inc.	473,706	23,457,921
Total		30,027,467
Software 0.9%
Oracle Corp.	460,679	16,639,725
TOTAL INFORMATION TECHNOLOGY		153,003,995
MATERIALS 3.0%
Chemicals 2.5%
EI du Pont de Nemours & Co.	96,509	4,651,734
Monsanto Co.	80,354	6,857,410
PPG Industries, Inc.	399,954	35,071,966
Total		46,581,110
Containers & Packaging 0.5%
Crown Holdings, Inc. (a)	198,328	9,073,506
TOTAL MATERIALS		55,654,616
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	116,440	3,793,615
Verizon Communications, Inc.	718,174	31,247,751
Total		35,041,366

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.4%
Vodafone Group PLC	2,535,092	$7,993,972
TOTAL TELECOMMUNICATION SERVICES		43,035,338
UTILITIES 0.8%
Electric Utilities 0.8%
Duke Energy Corp.	206,751	14,873,667
TOTAL UTILITIES		14,873,667
Total Common Stocks (Cost: $1,440,540,096)		$1,855,968,229

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	21,870,942	$21,870,942
Total Money Market Funds (Cost: $21,870,942)		$21,870,942
Total Investments
(Cost: $1,462,411,038)		$1,877,839,171(d)
Other Assets & Liabilities, Net		765,129
Net Assets		$1,878,604,300

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,176,977	146,346,362	(158,652,397)	21,870,942	24,797	21,870,942

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	169,284,972	—	—	169,284,972
Consumer Staples	155,162,530	75,055,147	—	230,217,677
Energy	102,449,843	—	—	102,449,843
Financials	509,487,802	—	—	509,487,802
Health Care	247,784,373	11,573,391	—	259,357,764
Industrials	318,602,555	—	—	318,602,555
Information Technology	153,003,995	—	—	153,003,995
Materials	55,654,616	—	—	55,654,616
Telecommunication Services	35,041,366	7,993,972	—	43,035,338
Utilities	14,873,667	—	—	14,873,667
Total Common Stocks	1,761,345,719	94,622,510	—	1,855,968,229
Money Market Funds	—	21,870,942	—	21,870,942
Total Investments	1,761,345,719	116,493,452	—	1,877,839,171

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	34,176,977	34,176,977	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Moderate Portfolio

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 49.2%
Global Real Estate 0.5%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1 (a)	11,465,682	$97,916,925
International 14.3%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1 (a)	37,054,785	485,047,140
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 (a)	2,754,341	29,140,926
Variable Portfolio — DFA International Value Fund, Class 1 (a)	68,887,548	600,010,543
Variable Portfolio — Invesco International Growth Fund, Class 1 (a)	60,139,014	650,102,742
Variable Portfolio — Pyramis® International Equity Fund, Class 1 (a)	65,597,147	667,778,951
Variable Portfolio — Pyrford International Equity Fund, Class 1 (a)	47,176,204	438,266,934
Total		2,870,347,236
U.S. Large Cap 30.3%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	50,531,962	780,718,817
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 (a)(b)	37,060,820	437,688,285
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	24,862,693	848,812,331
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 (a)(b)	12,115,194	195,175,776
Variable Portfolio — Holland Large Cap Growth Fund, Class 1 (a)(b)	26,777,217	500,733,953
Variable Portfolio — Loomis Sayles Growth Fund, Class 1 (a)(b)	40,876,888	769,711,801
Variable Portfolio — MFS Value Fund, Class 1 (a)(b)	46,063,283	812,095,683
Variable Portfolio — NFJ Dividend Value Fund, Class 1 (a)(b)	46,423,440	768,772,159
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	26,041,598	497,654,938
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	33,702,579	490,372,528
Total		6,101,736,271
U.S. Mid Cap 0.9%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 (a)(b)	5,867,808	104,975,086
Variable Portfolio — Victory Established Value Fund, Class 1 (a)(b)	4,627,478	85,191,875
Total		190,166,961

	Shares	Value

Equity Funds (continued)
U.S. Small Cap 3.2%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1 (a)(b)	18,357,667	$318,321,940
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 (a)(b)	9,157,552	155,678,389
Variable Portfolio — Partners Small Cap Value Fund, Class 1 (a)(b)	8,135,134	168,234,584
Total		642,234,913
Total Equity Funds (Cost: $8,228,597,451)		$9,902,402,306

Fixed-Income Funds 48.6%
Emerging Markets 0.2%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (a)	5,914,545	50,983,379
Floating Rate 0.3%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 (a)	6,653,234	52,627,078
High Yield 0.2%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	5,602,179	45,097,543
Investment Grade 47.7%
Columbia Variable Portfolio — Core Bond Fund, Class 1 (a)	90,060,978	888,901,847
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 (a)	205,318,255	2,086,033,472
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (a)	42,463,003	401,700,012
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (a)	59,995,445	628,152,304
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	184,824,231	1,999,798,182
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	130,805,113	1,424,467,679
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 (a)	139,103,947	1,453,636,245
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 (a)	70,826,179	719,593,981
Total		9,602,283,722
Multisector 0.2%
Columbia Variable Portfolio — Strategic Income Fund, Class 1 (a)	10,475,697	46,826,366
Total Fixed-Income Funds (Cost: $9,835,450,354)		$9,797,818,088

	Shares	Value

Alternative Investment Funds 1.7%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1 (a)(b)	4,246,612	$26,413,925
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1 (a)(b)	16,370,355	156,991,701
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1 (a)	16,983,755	161,006,002
Total Alternative Investment Funds (Cost: $371,836,329)		$344,411,628

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.169% (a)(c)	103,193,624	$103,193,624
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010% (a)(c)	17,040	17,040
Total Money Market Funds (Cost: $103,210,664)		$103,210,664
Total Investments
(Cost: $18,539,094,798)		$20,147,842,686(d)
Other Assets & Liabilities, Net		(236,155)
Net Assets		$20,147,606,531

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	134,965,049	(31,771,425)	—	103,193,624	—	25,555	103,193,624
Columbia Variable Portfolio — Cash Management Fund, Class 1	17,039	1	—	—	17,040	—	1	17,040
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	48,239,336	—	(5,529,985)	(2,043,503)	40,665,848	—	—	26,413,925
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	641,636,351	839,583	(80,526,189)	32,833,344	594,783,089	—	—	780,718,817
Columbia Variable Portfolio — Core Bond Fund, Class 1	957,973,617	18,662,293	(102,873,840)	444,088	874,206,158	—	18,662,293	888,901,847
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	182,297,218	—	(20,277,802)	(520,449)	161,498,967	—	—	156,991,701
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	446,969,320	—	(817,146,668)	370,177,348	—	—	—	—
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	123,891,737	1,768,108	(63,473,059)	(3,479,949)	58,706,837	—	1,768,108	50,983,379
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	260,435,915	294,892,337	—	—	555,328,252	11,315,825	872,512	485,047,140
Columbia Variable Portfolio — Global Bond Fund, Class 1	107,640,070	—	(96,626,368)	(11,013,702)	—	—	—	—
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	350,744,340	4,703,585	(292,514,551)	(16,547,156)	46,386,218	411,332	4,292,253	45,097,543
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	867,385,635	1,408,899,529	(131,858,996)	(9,726,294)	2,134,699,874	3,833,428	34,174,378	2,086,033,472
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	264,464,180	115,123,000	(39,716,351)	13,569,618	353,440,447	—	—	437,688,285

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	321,883,580	531,255,583	(22,736,138)	5,967,759	836,370,784	—	—	848,812,331
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	1,138,420,338	22,999,121	(729,088,546)	8,166,187	440,497,100	—	22,999,121	401,700,012
Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1	30,082,193	—	(43,387,779)	13,305,586	—	—	—	—
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	78,424,066	—	(147,661,359)	69,237,293	—	—	—	—
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	154,843,292	—	(53,914,196)	23,810,112	124,739,208	—	—	195,175,776
Columbia Variable Portfolio — Strategic Income Fund, Class 1	363,856,365	23,349,846	(330,466,550)	15,250,242	71,989,903	4,458,703	18,867,310	46,826,366
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	43,811,198	308,641,999	(18,930,224)	9,774,750	343,297,723	—	—	318,321,940
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	709,475,552	21,076,974	(111,102,590)	3,007,153	622,457,089	—	21,061,086	628,152,304
Variable Portfolio — American Century Diversified Bond Fund, Class 1	1,473,646,559	569,809,487	(68,437,632)	3,796,531	1,978,814,945	—	54,553,793	1,999,798,182
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	182,818,282	27,348,766	(44,678,533)	4,182,999	169,671,514	—	27,348,766	161,006,002
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	565,463,539	—	(573,822,088)	8,358,549	—	—	—	—
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	193,792,097	9,660,131	(206,299,458)	38,736,646	35,889,416	8,215,898	1,444,233	29,140,926
Variable Portfolio — DFA International Value Fund, Class 1	504,018,606	193,807,606	(10,472,604)	1,245,519	688,599,127	12,264,956	11,310,789	600,010,543
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	231,592,706	9,595,851	(175,074,745)	(3,369,951)	62,743,861	—	9,595,851	52,627,078
Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	40,410,705	—	(29,750,928)	(10,659,777)	—	—	—	—
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	308,863,849	—	(68,358,097)	33,815,360	274,321,112	—	—	500,733,953
Variable Portfolio — Invesco International Growth Fund, Class 1	707,833,555	47,212,185	(127,618,604)	35,291,081	662,718,217	39,408,494	7,783,831	650,102,742
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	1,350,981,886	129,663,402	(109,366,314)	8,080,588	1,379,359,562	3,648,279	27,852,413	1,424,467,679
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	127,367,694	—	(132,765,458)	69,788,474	64,390,710	—	—	104,975,086
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	239,113,158	323,578,999	(9,967,596)	5,142,138	557,866,699	—	—	769,711,801
Variable Portfolio — MFS Value Fund, Class 1	444,273,836	35,302,912	(35,605,684)	18,128,659	462,099,723	—	—	812,095,683
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	79,332,529	17,446,996	(86,131,022)	(10,648,503)	—	16,719,957	727,039	—

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	109,468,968	20,726,849	(11,059,969)	(246,604)	118,889,244	13,897,614	6,829,235	97,916,925
Variable Portfolio — NFJ Dividend Value Fund, Class 1	414,354,878	85,007,000	(10,956,762)	5,249,087	493,654,203	—	—	768,772,159
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	320,092,670	—	(59,660,272)	32,391,108	292,823,506	—	—	497,654,938
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	79,822,585	40,429,000	(11,059,970)	5,376,177	114,567,792	—	—	155,678,389
Variable Portfolio — Partners Small Cap Value Fund, Class 1	276,218,253	—	(291,431,585)	129,135,171	113,921,839	—	—	168,234,584
Variable Portfolio — Pyramis® International Equity Fund, Class 1	507,762,308	206,568,448	(13,249,267)	2,339,271	703,420,760	20,704,269	10,444,318	667,778,951
Variable Portfolio — Pyrford International Equity Fund, Class 1	516,104,265	12,671,627	(55,649,752)	2,002,663	475,128,803	—	12,359,627	438,266,934
Variable Portfolio — Sit Dividend Growth Fund, Class 1	383,307,649	19,861	(120,365,398)	54,775,665	317,737,777	—	—	490,372,528
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	1,071,297,478	409,848,594	(42,196,506)	1,355,328	1,440,304,894	—	12,250,561	1,453,636,245
Variable Portfolio — Victory Established Value Fund, Class 1	166,457,938	—	(264,921,333)	143,072,414	44,609,019	—	—	85,191,875
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	1,089,797,844	7,535,257	(379,038,587)	6,989,400	725,283,914	—	7,495,535	719,593,981
Total	18,476,685,179	5,033,409,979	(6,077,540,780)	1,106,540,420	18,539,094,798	134,878,755	312,718,608	20,147,842,686

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Equity Funds	—	9,902,402,306	—	9,902,402,306
Fixed-Income Funds	—	9,797,818,088	—	9,797,818,088
Alternative Investment Funds	—	344,411,628	—	344,411,628
Money Market Funds	—	103,210,664	—	103,210,664
Total Investments	—	20,147,842,686	—	20,147,842,686

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	20,378,785,271	20,378,785,271	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Moderately Aggressive Portfolio

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 65.0%
Global Real Estate 0.5%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1 (a)	5,945,066	$50,770,868
International 19.0%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1 (a)	24,221,876	317,064,360
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 (a)	8,208,231	86,843,081
Variable Portfolio — DFA International Value Fund, Class 1 (a)	42,243,462	367,940,555
Variable Portfolio — Invesco International Growth Fund, Class 1 (a)	39,839,109	430,660,765
Variable Portfolio — Pyramis® International Equity Fund, Class 1 (a)	44,111,323	449,053,265
Variable Portfolio — Pyrford International Equity Fund, Class 1 (a)	29,445,945	273,552,835
Total		1,925,114,861
U.S. Large Cap 40.1%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	37,139,774	573,809,511
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 (a)(b)	20,812,207	245,792,169
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	15,521,023	529,887,726
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 (a)(b)	7,901,831	127,298,499
Variable Portfolio — Holland Large Cap Growth Fund, Class 1 (a)(b)	16,215,154	303,223,373
Variable Portfolio — Loomis Sayles Growth Fund, Class 1 (a)(b)	24,809,221	467,157,638
Variable Portfolio — MFS Value Fund, Class 1 (a)(b)	30,702,930	541,292,648
Variable Portfolio — NFJ Dividend Value Fund, Class 1 (a)(b)	30,542,767	505,788,214
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	20,923,645	399,850,860
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	25,100,894	365,218,006
Total		4,059,318,644
U.S. Mid Cap 1.2%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 (a)(b)	3,733,473	66,791,829
Variable Portfolio — Victory Established Value Fund, Class 1 (a)(b)	3,069,266	56,505,191
Total		123,297,020

	Shares	Value

Equity Funds (continued)
U.S. Small Cap 4.2%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1 (a)(b)	12,260,535	$212,597,680
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 (a)(b)	5,946,966	101,098,425
Variable Portfolio — Partners Small Cap Value Fund, Class 1 (a)(b)	5,307,721	109,763,655
Total		423,459,760
Total Equity Funds (Cost: $5,429,056,208)		$6,581,961,153

Fixed-Income Funds 32.9%
Emerging Markets 0.2%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (a)	2,042,288	17,604,525
Floating Rate 0.2%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 (a)	2,371,272	18,756,764
High Yield 0.1%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	1,882,578	15,154,749
Investment Grade 32.3%
Columbia Variable Portfolio — Core Bond Fund, Class 1 (a)	23,316,723	230,136,059
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 (a)	82,156,648	834,711,542
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (a)	14,547,292	137,617,378
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (a)	20,652,743	216,234,222
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	68,777,731	744,175,045
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	52,569,106	572,477,565
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 (a)	41,229,343	430,846,636
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 (a)	9,907,468	100,659,873
Total		3,266,858,320
Multisector 0.1%
Columbia Variable Portfolio — Strategic Income Fund, Class 1 (a)	3,600,517	16,094,312
Total Fixed-Income Funds (Cost: $3,390,402,328)		$3,334,468,670

	Shares	Value

Alternative Investment Funds 1.6%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1 (a)(b)	2,103,327	$13,082,693
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1 (a)(b)	6,147,788	58,957,289
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1 (a)	8,829,797	83,706,470
Total Alternative Investment Funds (Cost: $169,107,463)		$155,746,452

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.169% (a)(c)	52,173,091	$52,173,091
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010% (a)(c)	997	997
Total Money Market Funds (Cost: $52,174,088)		$52,174,088
Total Investments
(Cost: $9,040,740,087)		$10,124,350,363(d)
Other Assets & Liabilities, Net		(152,362)
Net Assets		$10,124,198,001

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	75,944,951	(23,771,860)	—	52,173,091	—	10,460	52,173,091
Columbia Variable Portfolio — Cash Management Fund, Class 1	997	—	—	—	997	—	—	997
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	23,945,662	54,148	(2,869,540)	(1,051,916)	20,078,354	—	—	13,082,693
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	469,528,396	305,345	(56,913,734)	23,409,275	436,329,282	—	—	573,809,511
Columbia Variable Portfolio — Core Bond Fund, Class 1	56,906,200	208,116,512	(32,879,585)	800,652	232,943,779	—	4,940,513	230,136,059
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	66,863,365	54,148	(5,773,904)	(84,971)	61,058,638	—	—	58,957,289
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	307,515,593	—	(553,876,960)	246,361,367	—	—	—	—
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	55,757,429	813,248	(33,633,073)	(2,346,531)	20,591,073	—	813,249	17,604,525
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	174,387,583	195,108,703	—	—	369,496,286	9,767,357	570,341	317,064,360
Columbia Variable Portfolio — Global Bond Fund, Class 1	51,852,701	—	(49,391,826)	(2,460,875)	—	—	—	—
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	155,919,782	1,594,590	(136,730,427)	(4,715,047)	16,068,898	138,086	1,440,930	15,154,749
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	439,475,891	465,368,682	(46,313,429)	(3,770,473)	854,760,671	1,525,258	13,597,424	834,711,542
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	143,638,689	83,016,000	(29,808,432)	9,823,736	206,669,993	—	—	245,792,169
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	241,613,106	277,923,344	(17,645,494)	4,417,727	506,308,683	—	—	529,887,726
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	431,906,995	8,061,510	(289,306,444)	(130,894)	150,531,167	—	8,024,131	137,617,378
Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1	10,116,588	—	(12,930,326)	2,813,738	—	—	—	—
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	32,311,022	—	(59,429,175)	27,118,153	—	—	—	—
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	126,061,688	41,450	(77,445,243)	34,637,512	83,295,407	—	—	127,298,499

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Strategic Income Fund, Class 1	206,847,860	8,917,107	(198,355,079)	6,251,934	23,661,822	1,704,480	7,212,626	16,094,312
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	20,332,288	224,140,351	(14,803,583)	6,083,818	235,752,874	—	—	212,597,680
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	309,274,214	7,374,325	(105,092,468)	3,270,149	214,826,220	—	7,374,325	216,234,222
Variable Portfolio — American Century Diversified Bond Fund, Class 1	482,420,271	301,169,612	(33,596,223)	1,805,013	751,798,673	—	20,520,353	744,175,045
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	122,190,791	13,940,808	(53,310,442)	5,149,314	87,970,471	—	13,940,808	83,706,470
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	171,312,557	—	(177,266,414)	5,953,857	—	—	—	—
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	124,876,755	10,901,913	(44,003,404)	9,548,788	101,324,052	9,378,706	1,523,207	86,843,081
Variable Portfolio — DFA International Value Fund, Class 1	381,483,367	35,499,101	(5,426,366)	786,496	412,342,598	7,928,900	7,442,446	367,940,555
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	103,299,388	3,327,096	(82,428,805)	(1,841,283)	22,356,396	—	3,327,097	18,756,764
Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	10,946,226	—	(8,689,426)	(2,256,800)	—	—	—	—
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	198,536,639	—	(53,719,900)	26,696,708	171,513,447	—	—	303,223,373
Variable Portfolio — Invesco International Growth Fund, Class 1	475,601,926	31,430,734	(106,323,707)	29,538,308	430,247,261	26,115,578	5,200,151	430,660,765
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	452,321,496	156,532,395	(35,733,224)	1,757,290	574,877,957	1,451,450	11,080,945	572,477,565
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	58,324,072	—	(34,598,074)	17,943,308	41,669,306	—	—	66,791,829
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	198,239,152	106,846,000	(20,929,098)	10,927,334	295,083,388	—	—	467,157,638
Variable Portfolio — MFS Value Fund, Class 1	304,946,055	13,715,875	(21,848,441)	11,129,905	307,943,394	—	—	541,292,648
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	17,429,519	2,212,504	(15,578,757)	(4,063,266)	—	2,110,529	101,975	—
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	61,782,587	10,747,071	(8,608,620)	(56,578)	63,864,460	7,206,047	3,541,024	50,770,868
Variable Portfolio — NFJ Dividend Value Fund, Class 1	277,159,812	63,816,813	(13,081,635)	6,380,642	334,275,632	—	—	505,788,214
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	248,914,308	—	(27,043,818)	14,722,422	236,592,912	—	—	399,850,860
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	57,805,858	20,285,397	(8,608,620)	4,193,160	73,675,795	—	—	101,098,425
Variable Portfolio — Partners Small Cap Value Fund, Class 1	172,190,538	—	(171,575,137)	76,548,808	77,164,209	—	—	109,763,655
Variable Portfolio — Pyramis® International Equity Fund, Class 1	343,083,977	134,657,926	(8,641,374)	1,611,168	470,711,697	13,899,821	6,915,186	449,053,265
Variable Portfolio — Pyrford International Equity Fund, Class 1	199,208,169	111,610,416	(7,771,707)	181,470	303,228,348	—	6,795,349	273,552,835
Variable Portfolio — Sit Dividend Growth Fund, Class 1	269,666,214	19,406	(62,576,907)	28,765,989	235,874,702	—	—	365,218,006
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	333,897,859	113,816,684	(21,112,745)	627,458	427,229,256	—	3,816,684	430,846,636
Variable Portfolio — Victory Established Value Fund, Class 1	76,042,417	—	(88,055,794)	47,705,859	35,692,482	—	—	56,505,191
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	481,391,927	1,089,694	(384,755,358)	3,030,153	100,756,416	—	1,080,349	100,659,873
Total	8,947,327,929	2,688,453,859	(3,242,254,578)	647,212,877	9,040,740,087	81,226,212	129,269,573	10,124,350,363

(b)	Non-income producing investment.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Equity Funds	—	6,581,961,153	—	6,581,961,153
Fixed-Income Funds	—	3,334,468,670	—	3,334,468,670
Alternative Investment Funds	—	155,746,452	—	155,746,452
Money Market Funds	—	52,174,088	—	52,174,088
Total Investments	—	10,124,350,363	—	10,124,350,363

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	10,397,518,548	10,397,518,548	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Moderately Conservative Portfolio

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 34.4%
Global Real Estate 0.2%
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1 (a)	970,906	$8,291,539
International 10.0%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1 (a)	3,831,292	50,151,607
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 (a)	387,386	4,098,549
Variable Portfolio — DFA International Value Fund, Class 1 (a)	9,768,497	85,083,605
Variable Portfolio — Invesco International Growth Fund, Class 1 (a)	8,491,833	91,796,711
Variable Portfolio — Pyramis® International Equity Fund, Class 1 (a)	9,517,594	96,889,107
Variable Portfolio — Pyrford International Equity Fund, Class 1 (a)	8,403,174	78,065,490
Total		406,085,069
U.S. Large Cap 21.3%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	6,319,543	97,636,939
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1 (a)(b)	1,837,997	33,580,200
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 (a)(b)	5,766,048	68,097,029
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	4,198,714	143,344,094
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 (a)(b)	1,003,447	16,165,527
Variable Portfolio — Holland Large Cap Growth Fund, Class 1 (a)(b)	3,632,500	67,927,756
Variable Portfolio — Loomis Sayles Growth Fund, Class 1 (a)(b)	5,951,568	112,068,021
Variable Portfolio — MFS Value Fund, Class 1 (a)(b)	5,825,151	102,697,406
Variable Portfolio — NFJ Dividend Value Fund, Class 1 (a)(b)	5,269,274	87,259,175
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	3,327,238	63,583,525
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	5,160,646	75,087,399
Total		867,447,071
U.S. Mid Cap 0.7%
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 (a)(b)	809,046	14,473,836

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Variable Portfolio — Victory Established Value Fund, Class 1 (a)(b)	650,707	$11,979,510
Total		26,453,346
U.S. Small Cap 2.2%
Columbia Variable Portfolio — U.S. Equities Fund, Class 1 (a)(b)	2,241,063	38,860,036
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 (a)(b)	1,478,811	25,139,790
Variable Portfolio — Partners Small Cap Value Fund, Class 1 (a)(b)	1,248,112	25,810,956
Total		89,810,782
Total Equity Funds (Cost: $1,207,776,203)		$1,398,087,807

Fixed-Income Funds 61.9%
Emerging Markets 0.2%
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1 (a)	1,053,291	9,079,363
Floating Rate 0.3%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 (a)	1,366,438	10,808,528
High Yield 0.2%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	1,025,521	8,255,446
Investment Grade 61.0%
Columbia Variable Portfolio — Core Bond Fund, Class 1 (a)	16,918,182	166,982,461
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1 (a)	49,790,258	505,869,019
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (a)	10,218,063	96,662,872
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (a)	14,571,323	152,561,756
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	45,882,614	496,449,881
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	44,350,767	482,979,856
Variable Portfolio — TCW Core Plus Bond Fund, Class 1 (a)	35,558,594	371,587,302

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1 (a)	20,875,359	$212,093,651
Total		2,485,186,798
Multisector 0.2%
Columbia Variable Portfolio — Strategic Income Fund, Class 1 (a)	1,878,450	8,396,672
Total Fixed-Income Funds (Cost: $2,543,431,402)		$2,521,726,807
Alternative Investment Funds 1.3%
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1 (a)(b)	6,715	41,770
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1 (a)(b)	2,869,144	27,515,091
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1 (a)	2,817,425	26,709,184
Total Alternative Investment Funds (Cost: $56,464,051)		$54,266,045

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.169% (a)(c)	20,856,298	$20,856,298
Columbia Variable Portfolio — Cash Management Fund, Class 1, 0.010% (a)(c)	76,746,050	76,746,050
Total Money Market Funds (Cost: $97,602,348)		$97,602,348
Total Investments (Cost: $3,905,274,004)		$4,071,683,007(d)
Other Assets & Liabilities, Net		(85,184)
Net Assets		$4,071,597,823

Notes to Portfolio of Investments

(a)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	23,356,525	(2,500,227)	—	20,856,298	—	3,672	20,856,298
Columbia Variable Portfolio — Cash Management Fund, Class 1	3,976,003	91,166,243	(18,396,196)	—	76,746,050	—	3,741	76,746,050
Columbia Variable Portfolio — Commodity Strategy Fund, Class 1	2,957,881	—	(2,169,480)	(724,605)	63,796	—	—	41,770
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	84,850,260	—	(13,810,379)	6,119,152	77,159,033	—	—	97,636,939
Columbia Variable Portfolio — Core Bond Fund, Class 1	293,716,673	3,570,231	(137,878,494)	4,570,707	163,979,117	—	3,466,709	166,982,461
Columbia Variable Portfolio — Diversified Absolute Return Fund, Class 1	54,259,753	—	(25,685,227)	(409,432)	28,165,094	—	—	27,515,091
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	90,426,836	—	(111,602,688)	49,311,213	28,135,361	—	—	33,580,200
Columbia Variable Portfolio — Emerging Markets Bond Fund, Class 1	12,458,627	166,279	(2,369,256)	(114,739)	10,140,911	—	166,279	9,079,363
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	29,853,362	28,457,818	—	—	58,311,180	1,551,196	90,214	50,151,607
Columbia Variable Portfolio — Global Bond Fund, Class 1	25,288,875	—	(24,377,245)	(911,630)	—	—	—	—
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	33,109,401	888,887	(27,817,420)	2,631,744	8,812,612	75,018	782,813	8,255,446

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio — Intermediate Bond Fund, Class 1	216,087,764	355,795,569	(49,814,004)	(3,850,064)	518,219,265	947,829	8,449,740	505,869,019
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	32,953,960	31,903,000	(7,733,997)	2,650,278	59,773,241	—	—	68,097,029
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	52,265,658	94,004,999	(4,411,661)	1,178,003	143,036,999	—	—	143,344,094
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	331,245,731	5,730,362	(231,898,979)	1,021,113	106,098,227	—	5,616,488	96,662,872
Columbia Variable Portfolio — Mid Cap Growth Fund, Class 1	2,807,090	—	(3,226,928)	419,838	—	—	—	—
Columbia Variable Portfolio — Mid Cap Value Fund, Class 1	17,454,775	—	(19,390,655)	1,935,880	—	—	—	—
Columbia Variable Portfolio — Select Large—Cap Value Fund, Class 1	26,398,858	20,704	(23,695,524)	10,766,921	13,490,959	—	—	16,165,527
Columbia Variable Portfolio — Strategic Income Fund, Class 1	73,178,953	4,198,440	(62,918,901)	(1,712,295)	12,746,197	796,584	3,370,800	8,396,672
Columbia Variable Portfolio — U.S. Equities Fund, Class 1	10,931,798	37,635,057	(5,138,063)	411,682	43,840,474	—	—	38,860,036
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	224,447,357	5,165,136	(80,610,169)	2,786,420	151,788,744	—	5,061,614	152,561,756
Variable Portfolio — American Century Diversified Bond Fund, Class 1	453,021,339	78,728,518	(39,066,383)	2,401,422	495,084,896	—	13,728,520	496,449,881
Variable Portfolio — AQR Managed Futures Strategy Fund, Class 1	28,626,138	4,415,710	(5,392,480)	585,793	28,235,161	—	4,415,710	26,709,184
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	138,307,826	—	(142,394,774)	4,086,948	—	—	—	—
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	24,035,893	521,772	(24,213,607)	4,777,029	5,121,087	366,919	154,853	4,098,549
Variable Portfolio — DFA International Value Fund, Class 1	56,647,271	41,133,117	(1,722,873)	338,777	96,396,292	1,923,300	1,645,294	85,083,605
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	33,076,086	1,917,230	(21,661,206)	(264,367)	13,067,743	—	1,917,230	10,808,528
Variable Portfolio — Goldman Sachs Commodity Strategy Fund, Class 1	2,889,759	—	(2,421,511)	(468,248)	—	—	—	—
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	46,541,858	—	(10,742,243)	5,387,698	41,187,313	—	—	67,927,756
Variable Portfolio — Invesco International Growth Fund, Class 1	101,937,190	6,705,330	(18,309,873)	4,956,949	95,289,596	5,555,174	1,098,394	91,796,711
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	413,704,194	122,584,224	(60,092,403)	4,258,304	480,454,319	1,245,018	9,504,963	482,979,856
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	23,697,514	—	(11,892,591)	1,840,282	13,645,205	—	—	14,473,836
Variable Portfolio — Loomis Sayles Growth Fund, Class 1	60,470,445	27,543,000	(5,080,947)	2,761,903	85,694,401	—	—	112,068,021
Variable Portfolio — MFS Value Fund, Class 1	70,226,665	—	(19,464,626)	9,957,025	60,719,064	—	—	102,697,406
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	7,430,014	1,898,476	(8,097,609)	(1,230,881)	—	1,821,681	76,795	—
Variable Portfolio — Morgan Stanley Global Real Estate Fund, Class 1	11,167,496	1,755,136	(2,169,481)	(44,046)	10,709,105	1,176,841	578,295	8,291,539
Variable Portfolio — NFJ Dividend Value Fund, Class 1	57,915,497	—	(6,714,383)	3,367,853	54,568,967	—	—	87,259,175
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	47,898,424	—	(13,049,687)	5,730,420	40,579,157	—	—	63,583,525
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	16,294,343	4,815,000	(4,338,962)	2,250,576	19,020,957	—	—	25,139,790
Variable Portfolio — Partners Small Cap Value Fund, Class 1	33,301,205	31,057	(25,604,481)	9,946,489	17,674,270	—	—	25,810,956

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — Pyramis® International Equity Fund, Class 1	88,176,680	12,733,257	(1,722,873)	372,730	99,559,794	2,987,589	1,626,907	96,889,107
Variable Portfolio — Pyrford International Equity Fund, Class 1	84,678,740	2,236,136	(3,445,746)	124,034	83,593,164	—	2,153,318	78,065,490
Variable Portfolio — Sit Dividend Growth Fund, Class 1	59,683,845	—	(18,513,808)	8,565,605	49,735,642	—	—	75,087,399
Variable Portfolio — TCW Core Plus Bond Fund, Class 1	338,951,630	53,327,283	(23,768,822)	657,606	369,167,697	—	3,327,283	371,587,302
Variable Portfolio — Victory Established Value Fund, Class 1	28,201,493	—	(22,222,591)	4,556,039	10,534,941	—	—	11,979,510
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	331,589,518	2,329,609	(122,216,222)	2,168,770	213,871,675	—	2,195,030	212,093,651
Total	4,177,140,678	1,044,734,105	(1,469,765,675)	153,164,896	3,905,274,004	18,447,149	69,434,662	4,071,683,007

(b)            Non-income producing investment.

(c)            The rate shown is the seven-day current annualized yield at September 30, 2015.

(d)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	—	1,398,087,807	—	1,398,087,807
Fixed-Income Funds	—	2,521,726,807	—	2,521,726,807
Alternative Investment Funds	—	54,266,045	—	54,266,045
Money Market Funds	—	97,602,348	—	97,602,348
Total Investments	—	4,071,683,007	—	4,071,683,007

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available.  Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	4,439,845,691	4,439,845,691	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Morgan Stanley Global Real Estate Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
AUSTRALIA 4.8%
Dexus Property Group	98,519	$496,824
Federation Centres	216,369	417,819
Goodman Group	315,584	1,304,471
GPT Group (The)	303,523	964,649
GPT Metro Office Fund	193,277	279,462
Investa Office Fund	68,282	189,832
Mirvac Group	486,593	590,806
Scentre Group	855,945	2,355,819
Shopping Centres Australasia Property Group	38,735	53,240
Stockland	311,199	845,470
Westfield Corp.	323,617	2,277,196
Total		9,775,588
AUSTRIA —%
BUWOG-Bauen und Wohnen Gesellschaft mbH	1,656	35,158
BRAZIL 0.3%
BR Malls Participacoes SA	59,260	156,951
BR Properties SA	81,810	226,992
Iguatemi Empresa de Shopping Centers SA	59,909	307,365
Total		691,308
CANADA 2.1%
Amarillo Gold Corp. (a)	29,586	284,221
Boardwalk Real Estate Investment Trust	14,890	611,667
Brookfield Office Properties (a)	27,788	513,073
Canadian Roxana Resources (a)	6,659	141,613
Extendicare, Inc.	21,980	131,929
First Capital Realty, Inc.	32,040	448,968
RioCan Real Estate Investment Trust	93,973	1,793,550
Smart Real Estate Investment Trust (a)	14,522	332,771
Total		4,257,792
CHINA 0.2%
China Overseas Land & Investment Ltd.	42,000	127,696
Dalian Wanda Commercial Properties Co., Ltd., Class H	36,100	208,112
Total		335,808
FINLAND 0.6%
Citycon OYJ	350,813	862,396
Sponda OYJ	109,127	425,809
Total		1,288,205

Issuer	Shares	Value

Common Stocks (continued)
FRANCE 3.0%
Fonciere Des Regions	4,655	$404,989
Gecina SA	4,790	583,138
ICADE	11,315	766,062
Klepierre	18,087	818,319
Mercialys SA	11,449	247,419
Unibail-Rodamco SE	12,988	3,356,807
Total		6,176,734
GERMANY 1.3%
Alstria Office REIT AG	2,725	35,428
Deutsche Euroshop AG	4,855	218,138
Deutsche Wohnen AG	32,704	872,840
LEG Immobilien AG	3,060	252,374
Vonovia SE	42,397	1,361,777
Total		2,740,557
HONG KONG 11.6%
Champion REIT	197,000	98,416
Cheung Kong Property Holding Ltd.	454,000	3,326,151
China Resources Land Ltd.	50,000	118,066
Hang Lung Properties Ltd.	156,000	350,900
Henderson Land Development Co., Ltd.	162,163	969,684
Hongkong Land Holdings Ltd.	615,200	4,073,731
Hysan Development Co., Ltd.	496,500	2,067,364
Kerry Properties Ltd.	118,500	325,354
Link REIT (The)	320,388	1,763,874
New World Development Co., Ltd.	956,023	931,056
Sino Land Co., Ltd.	165,250	251,611
Sun Hung Kai Properties Ltd.	473,719	6,178,865
Swire Properties Ltd.	591,100	1,638,351
Wharf Holdings Ltd. (The)	295,466	1,667,139
Total		23,760,562
IRELAND 0.3%
Green REIT, PLC	208,350	345,025
Hibernia REIT, PLC	231,592	328,134
Total		673,159
ITALY —%
Beni Stabili SpA SIIQ	96,542	74,920
JAPAN 10.4%
Activia Properties, Inc.	116	485,316
Advance Residence Investment Corp.	122	257,328
Daiwa Office Investment Corp.	48	231,916
Frontier Real Estate Investment Corp.	23	89,075

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
GLP J-REIT	296	$283,220
Hulic Co., Ltd.	19,400	175,498
Japan Real Estate Investment Corp.	248	1,142,357
Japan Retail Fund Investment Corp.	236	456,627
Kenedix Office Investment Corp.	27	128,337
Mitsubishi Estate Co., Ltd.	269,000	5,495,003
Mitsui Fudosan Co., Ltd.	204,000	5,591,922
Mori Hills REIT Investment Corp.	338	397,859
Nippon Building Fund, Inc.	270	1,306,485
Nippon Prologis REIT, Inc.	264	479,025
Nomura Real Estate Master Fund, Inc. (b)	50	62,768
Nomura Real Estate Office Fund, Inc. (b)	8	36,155
NTT Urban Development Corp.	11,800	108,730
ORIX JREIT, Inc.	270	365,270
Premier Investment Corp.	11	54,794
Sumitomo Realty & Development Co., Ltd.	94,000	2,991,779
Tokyo Tatemono Co., Ltd.	40,100	478,119
Tokyu REIT, Inc.	49	63,262
United Urban Investment Corp.	522	697,127
Total		21,377,972
LUXEMBOURG 0.2%
ADO Properties SA (a)(c)	16,597	400,953
NETHERLANDS 0.7%
Eurocommercial Properties NV	17,842	777,928
Wereldhave NV	9,436	543,637
Total		1,321,565
NORWAY 0.3%
Entra ASA (c)	74,356	600,476
Norwegian Property ASA (a)	78,185	86,697
Total		687,173
SINGAPORE 1.2%
Ascendas Real Estate Investment Trust	198,200	326,524
CapitaLand Commercial Trust Ltd.	127,600	120,474
CapitaLand Ltd.	450,900	851,398
CapitaLand Mall Trust	258,200	345,257
Global Logistic Properties Ltd.	274,300	394,363
UOL Group Ltd.	82,408	348,906
Total		2,386,922

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN 1.0%
Atrium Ljungberg AB, Class B	21,848	$330,463
Castellum AB	21,041	295,883
Fabege AB	17,261	253,039
Hufvudstaden AB	80,577	1,054,150
Total		1,933,535
SWITZERLAND 0.8%
Mobimo Holding AG	410	82,707
PSP Swiss Property AG	18,438	1,515,374
Swiss Prime Site AG	1,717	125,437
Total		1,723,518
UNITED KINGDOM 7.4%
Atrium European Real Estate Ltd.	52,813	231,037
British Land Co. PLC (The)	238,248	3,022,034
Capital & Counties Properties PLC	59,220	389,068
Capital & Regional PLC	435,600	436,557
Derwent London PLC	21,360	1,175,846
Great Portland Estates PLC	91,841	1,187,872
Hammerson PLC	143,064	1,349,379
Helical Bar PLC	25	155
Intu Properties PLC	183,322	914,047
Land Securities Group PLC	178,065	3,391,340
LXB Retail Properties PLC	421,416	546,653
Segro PLC	130,517	848,003
Shaftesbury PLC	19,896	275,995
St. Modwen Properties PLC	46,204	290,344
Unite Group PLC (The)	34,459	340,395
Urban & Civic PLC	125,586	509,147
Workspace Group PLC	22,935	325,438
Total		15,233,310
UNITED STATES 52.9%
Acadia Realty Trust	11,330	340,693
Alexandria Real Estate Equities, Inc.	625	52,919
AvalonBay Communities, Inc.	37,269	6,515,367
BioMed Realty Trust, Inc.	33,479	668,910
Boston Properties, Inc.	50,891	6,025,494
Camden Property Trust	49,384	3,649,478
Chesapeake Lodging Trust	41,317	1,076,721
Corporate Office Properties Trust	32,740	688,522
Cousins Properties, Inc.	97,998	903,541
CubeSmart	6,580	179,042
DCT Industrial Trust, Inc.	2,229	75,028
DDR Corp.	53,400	821,292
Douglas Emmett, Inc.	64,143	1,842,187
Duke Realty Corp.	57,555	1,096,423

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Equity LifeStyle Properties, Inc.	19,376	$1,134,852
Equity Residential	135,644	10,189,577
Essex Property Trust, Inc.	4,649	1,038,680
Federal Realty Investment Trust	1,741	237,559
General Growth Properties, Inc.	154,132	4,002,808
Healthcare Realty Trust, Inc.	23,239	577,489
Hilton Worldwide Holdings, Inc.	109,393	2,509,475
Host Hotels & Resorts, Inc.	338,418	5,350,389
Hudson Pacific Properties, Inc.	41,920	1,206,877
Kimco Realty Corp.	113,906	2,782,724
La Quinta Holdings, Inc. (a)	12,110	191,096
LaSalle Hotel Properties	26,731	758,893
Lexington Realty Trust	9,083	73,572
Liberty Property Trust	41,300	1,301,363
Macerich Co. (The)	12,252	941,199
Mack-Cali Realty Corp.	56,549	1,067,645
Mid-America Apartment Communities, Inc.	1,636	133,939
National Retail Properties, Inc.	39,366	1,427,805
Paramount Group, Inc.	28,720	482,496
ProLogis, Inc.	63,374	2,465,249
Public Storage	30,545	6,464,238
Realty Income Corp.	2,789	132,171
Regency Centers Corp.	57,593	3,579,405
Rexford Industrial Realty, Inc.	13,893	191,584
Senior Housing Properties Trust	75,164	1,217,657
Simon Property Group, Inc.	76,819	14,113,187
Sovran Self Storage, Inc.	1,097	103,447
Spirit Realty Capital, Inc.	650	5,941
Starwood Hotels & Resorts Worldwide, Inc.	40,549	2,695,697
STORE Capital Corp.	64,753	1,337,797
Tanger Factory Outlet Centers, Inc.	77,506	2,555,373
Ventas, Inc.	48,948	2,744,025
Vornado Realty Trust	84,114	7,605,588
Welltower, Inc.	32,270	2,185,324
WP Glimcher, Inc.	92,560	1,079,250
Xenia Hotels & Resorts, Inc.	33,308	581,558
Total		108,401,546
Total Common Stocks (Cost: $187,263,664)		$203,276,285

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.169% (d)(e)	1,078,469	$1,078,469
Total Money Market Funds (Cost: $1,078,469)		$1,078,469
Total Investments (Cost: $188,342,133) (f)		$204,354,754(g)
Other Assets & Liabilities, Net		743,826
Net Assets		$205,098,580

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $98,923, which represents 0.05% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $1,001,429 or 0.49% of net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,844,001	21,199,093	(21,964,625)	1,078,469	1,947	1,078,469

(f)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $188,342,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$26,820,000
Unrealized Depreciation	(10,807,000)
Net Unrealized Appreciation	$16,013,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	9,775,588	—	9,775,588
Austria	—	35,158	—	35,158
Brazil	691,308	—	—	691,308
Canada	4,257,792	—	—	4,257,792
China	—	335,808	—	335,808
Finland	—	1,288,205	—	1,288,205
France	—	6,176,734	—	6,176,734
Germany	—	2,740,557	—	2,740,557
Hong Kong	—	23,760,562	—	23,760,562
Ireland	—	673,159	—	673,159
Italy	—	74,920	—	74,920
Japan	—	21,279,049	98,923	21,377,972
Luxembourg	—	400,953	—	400,953
Netherlands	—	1,321,565	—	1,321,565
Norway	—	687,173	—	687,173
Singapore	—	2,386,922	—	2,386,922
Sweden	—	1,933,535	—	1,933,535
Switzerland	—	1,723,518	—	1,723,518
United Kingdom	—	15,233,310	—	15,233,310
United States	108,401,546	—	—	108,401,546
Total Common Stocks	113,350,646	89,826,716	98,923	203,276,285
Money Market Funds	—	1,078,469	—	1,078,469
Total Investments	113,350,646	90,905,185	98,923	204,354,754

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable markets inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,844,001	1,844,001	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the subscription price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
CONSUMER DISCRETIONARY 8.1%
Automobiles 4.3%
Ford Motor Co.	5,728,800	$77,739,816
Leisure Products 1.9%
Mattel, Inc.	1,613,200	33,973,992
Multiline Retail 1.9%
Macy’s, Inc.	678,200	34,805,224
TOTAL CONSUMER DISCRETIONARY		146,519,032
CONSUMER STAPLES 3.7%
Food & Staples Retailing 3.3%
Wal-Mart Stores, Inc.	930,000	60,301,200
Household Products 0.4%
Procter & Gamble Co. (The)	100,495	7,229,610
TOTAL CONSUMER STAPLES		67,530,810
ENERGY 13.9%
Oil, Gas & Consumable Fuels 13.9%
Chevron Corp.	487,500	38,454,000
Exxon Mobil Corp.	467,900	34,788,365
Royal Dutch Shell PLC, ADR, Class A	1,502,800	71,217,692
Sasol Ltd., ADR	1,237,700	34,432,814
Total SA, ADR	824,900	36,881,279
Valero Energy Corp.	627,300	37,700,730
Total		253,474,880
TOTAL ENERGY		253,474,880
FINANCIALS 27.5%
Banks 14.5%
Citigroup, Inc.	742,600	36,840,386
Fifth Third Bancorp	2,007,900	37,969,389
JPMorgan Chase & Co.	1,230,800	75,041,876
PNC Financial Services Group, Inc. (The)	422,400	37,678,080
Wells Fargo & Co.	1,483,800	76,193,130
Total		263,722,861
Consumer Finance 2.8%
Capital One Financial Corp.	506,700	36,745,884
Navient Corp.	1,356,090	15,242,452
Total		51,988,336

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 10.2%
Hartford Financial Services Group, Inc. (The)	893,600	$40,909,008
MetLife, Inc.	1,544,700	72,832,605
Travelers Companies, Inc. (The)	722,000	71,860,660
Total		185,602,273
TOTAL FINANCIALS		501,313,470
HEALTH CARE 10.7%
Biotechnology 3.1%
Baxalta, Inc.	715,209	22,536,236
Gilead Sciences, Inc.	345,222	33,897,348
Total		56,433,584
Pharmaceuticals 7.6%
AbbVie, Inc.	585,200	31,840,732
Johnson & Johnson	397,300	37,087,955
Pfizer, Inc.	1,182,400	37,139,184
Teva Pharmaceutical Industries Ltd., ADR	581,600	32,837,136
Total		138,905,007
TOTAL HEALTH CARE		195,338,591
INDUSTRIALS 7.7%
Aerospace & Defense 2.0%
United Technologies Corp.	414,500	36,886,355
Electrical Equipment 1.9%
Eaton Corp. PLC	678,700	34,817,310
Machinery 1.9%
Cummins, Inc.	315,900	34,300,422
Road & Rail 1.9%
Ryder System, Inc.	471,800	34,932,072
TOTAL INDUSTRIALS		140,936,159
INFORMATION TECHNOLOGY 11.8%
Communications Equipment 1.9%
Cisco Systems, Inc.	1,346,900	35,356,125

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 4.1%
International Business Machines Corp.	510,900	$74,065,173
Semiconductors & Semiconductor Equipment 1.8%
Intel Corp.	1,095,900	33,030,426
Software 2.6%
CA, Inc.	1,359,100	37,103,430
Symantec Corp.	539,473	10,503,539
Total		47,606,969
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	229,900	25,357,970
TOTAL INFORMATION TECHNOLOGY		215,416,663
MATERIALS 4.0%
Chemicals 2.1%
Celanese Corp., Class A	665,700	39,389,469
Paper & Forest Products 1.9%
International Paper Co.	898,500	33,954,315
TOTAL MATERIALS		73,343,784

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 6.3%
Diversified Telecommunication Services 6.3%
AT&T, Inc.	2,304,700	$75,087,126
Verizon Communications, Inc.	893,500	38,876,185
Total		113,963,311
TOTAL TELECOMMUNICATION SERVICES		113,963,311
UTILITIES 4.4%
Electric Utilities 2.2%
American Electric Power Co., Inc.	701,800	39,904,348
Multi-Utilities 2.2%
Public Service Enterprise Group, Inc.	968,100	40,815,096
TOTAL UTILITIES		80,719,444
Total Common Stocks (Cost: $1,783,728,561)		$1,788,556,144

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.169% (a)(b)	43,696,132	$43,696,132
Total Money Market Funds (Cost: $43,696,132)		$43,696,132
Total Investments (Cost: $1,827,424,693)		$1,832,252,276(c)
Other Assets & Liabilities, Net		(8,544,865)
Net Assets		$1,823,707,411

Notes to Portfolio of Investments

(a)            The rate shown is the seven-day current annualized yield at September 30, 2015.

(b)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	73,469,158	424,538,302	(454,311,328)	43,696,132	47,198	43,696,132

(c)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR         American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	146,519,032	—	—	146,519,032
Consumer Staples	67,530,810	—	—	67,530,810
Energy	253,474,880	—	—	253,474,880
Financials	501,313,470	—	—	501,313,470
Health Care	195,338,591	—	—	195,338,591
Industrials	140,936,159	—	—	140,936,159
Information Technology	215,416,663	—	—	215,416,663
Materials	73,343,784	—	—	73,343,784
Telecommunication Services	113,963,311	—	—	113,963,311
Utilities	80,719,444	—	—	80,719,444
Total Common Stocks	1,788,556,144	—	—	1,788,556,144
Money Market Funds	—	43,696,132	—	43,696,132
Total Investments	1,788,556,144	43,696,132	—	1,832,252,276

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	73,469,158	73,469,158	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 26.0%
Automobiles 0.7%
Tesla Motors, Inc. (a)	41,200	$10,234,080
Hotels, Restaurants & Leisure 4.6%
Chipotle Mexican Grill, Inc. (a)	27,425	19,752,856
Hilton Worldwide Holdings, Inc.	871,100	19,983,034
Starbucks Corp.	449,600	25,555,264
Total		65,291,154
Internet & Catalog Retail 8.4%
Amazon.com, Inc. (a)	111,985	57,324,002
Ctrip.com International Ltd., ADR (a)	217,100	13,716,378
Netflix, Inc. (a)	114,980	11,872,835
Priceline Group, Inc. (The) (a)	28,225	34,910,373
Total		117,823,588
Media 2.7%
Liberty Global PLC, Class C (a)	324,150	13,296,633
Walt Disney Co. (The)	243,700	24,906,140
Total		38,202,773
Multiline Retail 1.0%
Dollar General Corp.	185,300	13,423,132
Specialty Retail 4.0%
Home Depot, Inc. (The)	236,850	27,353,806
L Brands, Inc.	135,450	12,208,109
Ulta Salon Cosmetics & Fragrance, Inc. (a)	102,210	16,696,004
Total		56,257,919
Textiles, Apparel & Luxury Goods 4.6%
lululemon athletica, Inc. (a)	216,100	10,945,465
Nike, Inc., Class B	372,900	45,855,513
Under Armour, Inc., Class A (a)	82,300	7,964,994
Total		64,765,972
TOTAL CONSUMER DISCRETIONARY		365,998,618
CONSUMER STAPLES 3.3%
Food & Staples Retailing 3.3%
Costco Wholesale Corp.	125,900	18,201,363
CVS Health Corp.	294,800	28,442,304
Total		46,643,667
TOTAL CONSUMER STAPLES		46,643,667

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 2.5%
Capital Markets 0.6%
Morgan Stanley	277,900	$8,753,850
Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp.	297,100	26,138,858
TOTAL FINANCIALS		34,892,708
HEALTH CARE 23.1%
Biotechnology 7.2%
Alexion Pharmaceuticals, Inc. (a)	165,450	25,874,725
Celgene Corp. (a)	357,380	38,657,795
Gilead Sciences, Inc.	138,100	13,560,039
Regeneron Pharmaceuticals, Inc. (a)	15,880	7,386,423
Vertex Pharmaceuticals, Inc. (a)	147,905	15,402,827
Total		100,881,809
Health Care Equipment & Supplies 4.4%
Boston Scientific Corp. (a)	1,006,400	16,515,024
DexCom, Inc. (a)	150,915	12,957,562
Edwards Lifesciences Corp. (a)	105,830	15,045,851
Medtronic PLC	252,200	16,882,268
Total		61,400,705
Health Care Providers & Services 4.9%
Envision Healthcare Holdings, Inc. (a)	435,100	16,007,329
McKesson Corp.	123,910	22,927,067
UnitedHealth Group, Inc.	256,450	29,750,765
Total		68,685,161
Life Sciences Tools & Services 1.5%
Quintiles Transnational Holdings, Inc. (a)	314,450	21,876,286
Pharmaceuticals 5.1%
Allergan PLC (a)	74,850	20,344,978
Bristol-Myers Squibb Co.	475,700	28,161,440
Valeant Pharmaceuticals International, Inc. (a)	129,820	23,157,292
Total		71,663,710
TOTAL HEALTH CARE		324,507,671
INDUSTRIALS 5.4%
Aerospace & Defense 1.0%
Honeywell International, Inc.	145,000	13,730,050

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 1.5%
Delta Air Lines, Inc.	493,600	$22,147,832
Industrial Conglomerates 1.5%
Danaher Corp.	244,700	20,850,887
Road & Rail 1.4%
Union Pacific Corp.	224,550	19,852,466
TOTAL INDUSTRIALS		76,581,235
INFORMATION TECHNOLOGY 34.1%
Internet Software & Services 11.8%
Alibaba Group Holding Ltd., ADR (a)	195,550	11,531,583
CoStar Group, Inc. (a)	72,510	12,548,581
Facebook, Inc., Class A (a)	558,600	50,218,140
Google, Inc., Class A (a)	51,415	32,821,794
Google, Inc., Class C (a)	51,976	31,623,238
LinkedIn Corp., Class A (a)	142,995	27,187,639
Total		165,930,975
IT Services 7.8%
MasterCard, Inc., Class A	340,300	30,667,836
PayPal Holdings, Inc. (a)	584,300	18,136,672
Visa, Inc., Class A	881,400	61,398,324
Total		110,202,832
Semiconductors & Semiconductor Equipment 1.4%
Avago Technologies Ltd.	156,700	19,589,067
Software 8.6%
Adobe Systems, Inc. (a)	431,800	35,502,596
Intuit, Inc.	219,850	19,511,687
Mobileye NV (a)	376,700	17,132,316
Salesforce.com, inc. (a)	299,000	20,759,570
ServiceNow, Inc. (a)	162,400	11,278,680
Splunk, Inc. (a)	137,150	7,591,253
Workday, Inc., Class A (a)	136,600	9,406,276
Total		121,182,378
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	579,210	63,886,863
TOTAL INFORMATION TECHNOLOGY		480,792,115

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.6%
Chemicals 3.6%
Ecolab, Inc.	173,600	$19,047,392
PPG Industries, Inc.	185,700	16,284,033
Sherwin-Williams Co. (The)	68,335	15,223,671
Total		50,555,096
TOTAL MATERIALS		50,555,096
TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
SBA Communications Corp., Class A (a)	207,700	21,754,498
TOTAL TELECOMMUNICATION SERVICES		21,754,498
Total Common Stocks (Cost: $1,168,584,725)		$1,401,725,608

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	11,758,219	$11,758,219
Total Money Market Funds (Cost: $11,758,219)		$11,758,219
Total Investments
(Cost: $1,180,342,944)		$1,413,483,827(d)
Other Assets & Liabilities, Net		(5,014,935)
Net Assets		$1,408,468,892

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,599,846	254,434,183	(258,275,810)	11,758,219	13,130	11,758,219

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•     Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•     Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•     Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	365,998,618	—	—	365,998,618
Consumer Staples	46,643,667	—	—	46,643,667
Financials	34,892,708	—	—	34,892,708
Health Care	324,507,671	—	—	324,507,671
Industrials	76,581,235	—	—	76,581,235
Information Technology	480,792,115	—	—	480,792,115
Materials	50,555,096	—	—	50,555,096
Telecommunication Services	21,754,498	—	—	21,754,498
Total Common Stocks	1,401,725,608	—	—	1,401,725,608
Money Market Funds	—	11,758,219	—	11,758,219
Total Investments	1,401,725,608	11,758,219	—	1,413,483,827

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable markets inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	15,599,846	15,599,846	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Growth Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 20.3%
Auto Components 1.8%
Dana Holding Corp.	275,310	$4,371,923
Gentherm, Inc. (a)	36,910	1,657,997
Motorcar Parts of America, Inc. (a)	139,682	4,377,634
Total		10,407,554
Diversified Consumer Services 2.6%
2U, Inc. (a)	16,280	584,452
Bright Horizons Family Solutions, Inc. (a)	53,710	3,450,330
Grand Canyon Education, Inc. (a)	60,410	2,294,976
Service Corp. International	313,468	8,494,983
Total		14,824,741
Hotels, Restaurants & Leisure 4.3%
Diamond Resorts International, Inc. (a)	92,333	2,159,669
Fiesta Restaurant Group, Inc. (a)	106,727	4,842,204
Fogo De Chao, Inc. (a)	89,193	1,391,411
Habit Restaurants, Inc. (The), Class A (a)	97,430	2,085,976
Jack in the Box, Inc.	47,280	3,642,451
Krispy Kreme Doughnuts, Inc. (a)	122,431	1,791,166
La Quinta Holdings, Inc. (a)	100,645	1,588,178
Papa John’s International, Inc.	25,789	1,766,031
Planet Fitness, Inc., Class A (a)	19,300	330,802
Red Robin Gourmet Burgers, Inc. (a)	41,673	3,156,313
Wingstop, Inc. (a)	42,800	1,026,344
Zoe’s Kitchen, Inc. (a)	22,884	903,689
Total		24,684,234
Household Durables 1.8%
Tempur Sealy International, Inc. (a)	141,430	10,102,345
Internet & Catalog Retail 0.3%
Shutterfly, Inc. (a)	51,714	1,848,775
Leisure Products 2.5%
MCBC Holdings, Inc. (a)	42,584	551,889
Performance Sports Group Ltd. (a)	88,128	1,182,678
Sturm Ruger & Co., Inc.	91,577	5,374,654
Vista Outdoor, Inc. (a)	167,526	7,443,180
Total		14,552,401
Media 0.4%
IMAX Corp. (a)	64,410	2,176,414

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail 0.4%
Burlington Stores, Inc. (a)	46,653	$2,381,169
Specialty Retail 4.1%
American Eagle Outfitters, Inc.	177,973	2,781,718
Boot Barn Holdings, Inc. (a)	103,336	1,904,483
Cabela’s, Inc. (a)	151,640	6,914,784
Caleres, Inc.	122,464	3,738,826
Children’s Place, Inc. (The)	51,030	2,942,900
Five Below, Inc. (a)	46,326	1,555,627
Lithia Motors, Inc., Class A	25,800	2,789,238
Sportsman’s Warehouse Holdings, Inc. (a)	76,638	944,180
Total		23,571,756
Textiles, Apparel & Luxury Goods 2.1%
Deckers Outdoor Corp. (a)	85,320	4,953,679
G-III Apparel Group Ltd. (a)	120,068	7,403,393
Total		12,357,072
TOTAL CONSUMER DISCRETIONARY		116,906,461
CONSUMER STAPLES 2.7%
Food & Staples Retailing 1.6%
PriceSmart, Inc.	91,721	7,093,702
Smart & Final Stores, Inc. (a)	142,630	2,240,717
Total		9,334,419
Household Products 1.1%
Energizer Holdings, Inc.	158,000	6,116,180
TOTAL CONSUMER STAPLES		15,450,599
ENERGY 2.8%
Energy Equipment & Services 1.3%
Atwood Oceanics, Inc.	233,306	3,455,262
Superior Energy Services, Inc.	322,610	4,074,564
Total		7,529,826
Oil, Gas & Consumable Fuels 1.5%
Carrizo Oil & Gas, Inc. (a)	42,835	1,308,181
Diamondback Energy, Inc. (a)	21,281	1,374,753
Matador Resources Co. (a)	31,116	645,346
PDC Energy, Inc. (a)	26,810	1,421,198
RSP Permian, Inc. (a)	74,245	1,503,461
World Fuel Services Corp.	66,364	2,375,831
Total		8,628,770
TOTAL ENERGY		16,158,596

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 12.7%
Banks 1.5%
Bank of the Ozarks, Inc.	73,243	$3,205,114
FCB Financial Holdings, Inc., Class A (a)	102,024	3,328,023
Western Alliance Bancorp (a)	70,949	2,178,844
Total		8,711,981
Capital Markets 2.6%
Eaton Vance Corp.	111,734	3,734,150
Evercore Partners, Inc., Class A	68,936	3,463,345
Financial Engines, Inc.	65,350	1,925,865
Waddell & Reed Financial, Inc., Class A	170,878	5,941,428
Total		15,064,788
Consumer Finance 0.4%
PRA Group, Inc. (a)	38,360	2,030,011
Diversified Financial Services 1.6%
MarkeTaxess Holdings, Inc.	100,181	9,304,811
Insurance 1.5%
MBIA, Inc. (a)	442,539	2,690,637
White Mountains Insurance Group Ltd.	8,274	6,183,160
Total		8,873,797
Real Estate Investment Trusts (REITs) 3.5%
Corrections Corp. of America	231,404	6,835,674
CubeSmart	73,770	2,007,282
CyrusOne, Inc.	113,104	3,693,976
First Industrial Realty Trust, Inc.	372,626	7,806,515
Total		20,343,447
Real Estate Management & Development 1.2%
Alexander & Baldwin, Inc.	139,915	4,803,282
Tejon Ranch Co. (a)	101,415	2,211,861
Total		7,015,143
Thrifts & Mortgage Finance 0.4%
LendingTree, Inc. (a)	21,490	1,999,215
TOTAL FINANCIALS		73,343,193
HEALTH CARE 20.0%
Biotechnology 4.0%
ACADIA Pharmaceuticals, Inc. (a)	110,576	3,656,748
Aduro Biotech, Inc. (a)	18,297	354,413
Anacor Pharmaceuticals, Inc. (a)	14,240	1,676,190

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Clovis Oncology, Inc. (a)	11,853	$1,090,002
Exact Sciences Corp. (a)	96,048	1,727,904
Ligand Pharmaceuticals, Inc. (a)	24,730	2,118,125
Neurocrine Biosciences, Inc. (a)	41,379	1,646,470
PTC Therapeutics, Inc. (a)	66,780	1,783,026
Radius Health, Inc. (a)	28,820	1,997,514
Repligen Corp. (a)	85,530	2,382,011
Retrophin, Inc. (a)	39,140	792,976
Sage Therapeutics, Inc. (a)	9,627	407,415
Spark Therapeutics, Inc. (a)	15,351	640,597
Ultragenyx Pharmaceutical, Inc. (a)	30,096	2,898,546
Total		23,171,937
Health Care Equipment & Supplies 5.2%
Align Technology, Inc. (a)	19,920	1,130,659
AtriCure, Inc. (a)	118,843	2,603,850
Cardiovascular Systems, Inc. (a)	127,944	2,026,633
Cerus Corp. (a)	224,060	1,017,232
ConforMIS, Inc. (a)	44,023	795,055
Cynosure Inc., Class A (a)	94,218	2,830,309
DexCom, Inc. (a)	34,768	2,985,181
Endologix, Inc. (a)	178,627	2,189,967
Entellus Medical, Inc. (a)	53,100	956,862
Glaukos Corp. (a)	64,576	1,562,094
Greatbatch, Inc. (a)	57,951	3,269,595
Inogen, Inc. (a)	23,800	1,155,490
Nevro Corp. (a)	32,546	1,509,809
NxStage Medical, Inc. (a)	164,357	2,591,910
Spectranetics Corp. (The) (a)	284,005	3,348,419
Total		29,973,065
Health Care Providers & Services 8.1%
AAC Holdings, Inc. (a)	69,018	1,535,650
Acadia Healthcare Co., Inc. (a)	204,584	13,557,782
Adeptus Health, Inc., Class A (a)	26,383	2,130,691
Civitas Solutions, Inc. (a)	14,537	333,188
Diplomat Pharmacy, Inc. (a)	47,005	1,350,454
ExamWorks Group, Inc. (a)	170,620	4,988,929
HealthEquity, Inc. (a)	129,887	3,838,161
IPC Healthcare, Inc. (a)	23,045	1,790,366
Magellan Health, Inc. (a)	36,491	2,022,696
Team Health Holdings, Inc. (a)	89,592	4,840,656
Teladoc, Inc. (a)	69,117	1,540,618
Tenet Healthcare Corp. (a)	167,997	6,202,449
WellCare Health Plans, Inc. (a)	30,489	2,627,542
Total		46,759,182

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Technology 0.2%
HMS Holdings Corp. (a)	144,006	$1,262,932
Life Sciences Tools & Services 0.5%
ICON PLC (a)	25,400	1,802,638
INC Research Holdings, Inc. Class A (a)	22,389	895,560
Total		2,698,198
Pharmaceuticals 2.0%
Akorn, Inc. (a)	84,238	2,401,204
ANI Pharmaceuticals, Inc. (a)	28,770	1,136,703
Cempra, Inc. (a)	34,760	967,718
Depomed, Inc. (a)	18,500	348,725
Dermira, Inc. (a)	63,765	1,488,275
Horizon Pharma PLC (a)	39,635	785,566
Intersect ENT, Inc. (a)	186,795	4,371,003
Total		11,499,194
TOTAL HEALTH CARE		115,364,508
INDUSTRIALS 12.1%
Aerospace & Defense 1.8%
Orbital ATK, Inc.	144,435	10,380,543
Air Freight & Logistics 0.3%
XPO Logistics, Inc. (a)	68,708	1,637,312
Building Products 2.0%
Apogee Enterprises, Inc.	89,010	3,974,297
NCI Building Systems, Inc. (a)	41,590	439,606
USG Corp. (a)	279,470	7,439,491
Total		11,853,394
Commercial Services & Supplies 0.2%
Multi-Color Corp.	15,600	1,193,244
Construction & Engineering 0.2%
Primoris Services Corp.	80,669	1,444,782
Electrical Equipment 0.1%
Power Solutions International, Inc. (a)	17,258	391,929
Machinery 0.4%
CLARCOR, Inc.	16,168	770,890
Milacron Holdings Corp. (a)	94,560	1,659,528
Total		2,430,418

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Marine 1.0%
Matson, Inc.	147,245	$5,667,460
Professional Services 2.9%
CEB, Inc.	9,856	673,559
Huron Consulting Group, Inc. (a)	35,927	2,246,516
On Assignment, Inc. (a)	186,607	6,885,798
Wageworks, Inc. (a)	148,364	6,688,249
Total		16,494,122
Road & Rail 1.4%
Genesee & Wyoming, Inc., Class A (a)	36,121	2,134,029
Landstar System, Inc.	90,900	5,769,423
Total		7,903,452
Trading Companies & Distributors 1.8%
GATX Corp.	126,580	5,588,507
Kaman Corp.	74,190	2,659,711
MRC Global, Inc. (a)	175,780	1,959,947
Total		10,208,165
TOTAL INDUSTRIALS		69,604,821
INFORMATION TECHNOLOGY 22.8%
Communications Equipment 0.9%
Ciena Corp. (a)	82,160	1,702,355
Infinera Corp. (a)	188,070	3,678,649
Total		5,381,004
Electronic Equipment, Instruments & Components 0.3%
Cognex Corp.	49,456	1,699,803
Internet Software & Services 5.4%
Cornerstone OnDemand, Inc. (a)	182,216	6,013,128
Demandware, Inc. (a)	77,590	4,009,851
Envestnet, Inc. (a)	150,193	4,501,284
HomeAway, Inc. (a)	82,586	2,191,832
Hortonworks, Inc. (a)	40,710	891,142
Marketo, Inc. (a)	69,025	1,961,691
MaxPoint Interactive, Inc. (a)	54,181	221,058
Q2 Holdings, Inc. (a)	125,118	3,092,917
SPS Commerce, Inc. (a)	104,045	7,063,615
Xactly Corp. (a)	114,927	896,431
Total		30,842,949

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 2.3%
DST Systems, Inc.	66,140	$6,953,960
Euronet Worldwide, Inc. (a)	33,735	2,499,426
InterXion Holding NV (a)	107,110	2,900,539
MAXIMUS, Inc.	18,940	1,128,066
Total		13,481,991
Semiconductors & Semiconductor Equipment 1.6%
Cavium, Inc. (a)	27,170	1,667,423
Ceva, Inc. (a)	96,295	1,788,198
Integrated Device Technology, Inc. (a)	90,789	1,843,017
M/A-COM Technology Solutions Holdings, Inc. (a)	55,647	1,613,207
Monolithic Power Systems, Inc.	25,700	1,315,840
SunPower Corp. (a)	57,212	1,146,528
Total		9,374,213
Software 12.3%
Callidus Software, Inc. (a)	188,838	3,208,358
CyberArk Software Ltd. (a)	12,600	631,764
Ebix, Inc.	76,730	1,915,181
FleetMatics Group PLC (a)	71,210	3,495,699
Globant SA (a)	64,418	1,970,547
Guidewire Software, Inc. (a)	83,542	4,392,638
HubSpot, Inc. (a)	50,541	2,343,586
Imperva, Inc. (a)	93,399	6,115,767
MobileIron, Inc. (a)	43,073	133,526
Paycom Software, Inc. (a)	163,673	5,877,497
Paylocity Holding Corp. (a)	111,318	3,338,427
Proofpoint, Inc. (a)	215,242	12,983,397
QLIK Technologies, Inc. (a)	279,330	10,181,578
Qualys, Inc. (a)	31,290	890,513
Rapid7, Inc. (a)	15,952	362,908
RingCentral, Inc., Class A (a)	79,250	1,438,388
Synchronoss Technologies, Inc. (a)	134,190	4,401,432
Tyler Technologies, Inc. (a)	15,342	2,290,714
Ultimate Software Group, Inc. (The) (a)	9,950	1,781,150
Zendesk, Inc. (a)	143,672	2,831,775
Total		70,584,845
TOTAL INFORMATION TECHNOLOGY		131,364,805
MATERIALS 4.3%
Chemicals 3.2%
NewMarket Corp.	26,815	9,572,955
Olin Corp.	349,700	5,878,457
PolyOne Corp.	68,806	2,018,768
Tredegar Corp.	84,869	1,110,086
Total		18,580,266

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials 0.4%
US Concrete, Inc. (a)	47,373	$2,263,956
Containers & Packaging 0.4%
Berry Plastics Group, Inc. (a)	75,642	2,274,555
Paper & Forest Products 0.3%
Boise Cascade Co. (a)	69,526	1,753,446
TOTAL MATERIALS		24,872,223
Total Common Stocks (Cost: $529,951,880)		$563,065,206

Warrants —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp. (a)(b)	44,756	$1,213
TOTAL ENERGY		1,213
FINANCIALS —%
Real Estate Management & Development —%
Tejon Ranch Co. (a)(b)	14,419	2,307
TOTAL FINANCIALS		2,307
Total Warrants (Cost: $110,963)		$3,520

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.169% (c)(d)	16,609,295	$16,609,295
Total Money Market Funds (Cost: $16,609,295)		$16,609,295
Total Investments
(Cost: $546,672,138)		$579,678,021(e)
Other Assets & Liabilities, Net		(3,489,341)
Net Assets		$576,188,680

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at September 30, 2015 was $3,520, which represents less than 0.01% of net assets. Information concerning such security holdings at September 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp.	11-19-2012 - 02-28-2013	42,178
Tejon Ranch Co.	06-14-2010 - 11-30-2012	68,785

(c)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,010,402	221,338,429	(216,739,536)	16,609,295	17,113	16,609,295

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	116,906,461	—	—	116,906,461
Consumer Staples	15,450,599	—	—	15,450,599
Energy	16,158,596	—	—	16,158,596
Financials	73,343,193	—	—	73,343,193
Health Care	115,364,508	—	—	115,364,508
Industrials	69,604,821	—	—	69,604,821
Information Technology	131,364,805	—	—	131,364,805
Materials	24,872,223	—	—	24,872,223
Total Common Stocks	563,065,206	—	—	563,065,206
Warrants
Energy	—	1,213	—	1,213
Financials	2,307	—	—	2,307
Total Warrants	2,307	1,213	—	3,520
Money Market Funds	—	16,609,295	—	16,609,295
Total Investments	563,067,513	16,610,508	—	579,678,021

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	12,010,402	12,010,402	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%
CONSUMER DISCRETIONARY 12.6%
Auto Components 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	272,706	$5,437,758
Dana Holding Corp.	668,058	10,608,761
Standard Motor Products, Inc.	31,487	1,098,266
Total		17,144,785
Automobiles 0.2%
Thor Industries, Inc.	46,500	2,408,700
Distributors 0.2%
VOXX International Corp. (a)	244,824	1,816,594
Diversified Consumer Services 0.5%
Ascent Capital Group, Inc., Class A (a)	30,311	829,915
Liberty Tax, Inc.	70,740	1,647,535
Sotheby’s	82,780	2,647,304
Total		5,124,754
Hotels, Restaurants & Leisure 1.6%
Biglari Holdings, Inc. (a)	9,953	3,640,210
Bloomin’ Brands, Inc.	92,900	1,688,922
International Speedway Corp., Class A	151,750	4,813,510
J. Alexander’s Holdings, Inc. (a)	40,682	405,599
Marcus Corp. (The)	52,178	1,009,122
Monarch Casino & Resort, Inc. (a)	129,530	2,327,654
SeaWorld Entertainment, Inc.	235,676	4,197,390
Total		18,082,407
Household Durables 2.1%
SodaStream International Ltd. (a)	340,180	4,680,877
Tempur Sealy International, Inc. (a)	126,870	9,062,324
Tupperware Brands Corp.	38,600	1,910,314
UCP, Inc., Class A (a)	130,490	875,588
Whirlpool Corp.	43,857	6,458,382
Total		22,987,485
Leisure Products 0.3%
Arctic Cat, Inc.	158,228	3,509,497
Media 0.4%
AMC Entertainment Holdings, Inc., Class A	99,100	2,496,329
Carmike Cinemas, Inc. (a)	101,830	2,045,765
Total		4,542,094
Multiline Retail 0.8%
Big Lots, Inc.	174,600	8,366,832

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail 4.6%
Abercrombie & Fitch Co., Class A	510,715	$10,822,051
Ascena Retail Group, Inc. (a)	155,778	2,166,872
Buckle, Inc. (The)	88,180	3,260,015
Caleres, Inc.	113,800	3,474,314
Chico’s FAS, Inc.	163,851	2,577,376
Children’s Place, Inc. (The)	94,215	5,433,379
Finish Line, Inc., Class A (The)	77,310	1,492,083
Genesco, Inc. (a)	43,455	2,479,977
Men’s Wearhouse, Inc. (The)	119,554	5,083,436
Murphy USA, Inc. (a)	63,460	3,487,127
Outerwall, Inc.	36,320	2,067,698
Rent-A-Center, Inc.	71,770	1,740,422
Vitamin Shoppe, Inc. (a)	135,200	4,412,928
West Marine, Inc. (a)	198,691	1,744,507
Total		50,242,185
Textiles, Apparel & Luxury Goods 0.3%
Crocs, Inc. (a)	302,690	3,912,268
TOTAL CONSUMER DISCRETIONARY		138,137,601
CONSUMER STAPLES 2.7%
Food & Staples Retailing 1.1%
Andersons, Inc. (The)	81,800	2,786,108
Casey’s General Stores, Inc.	26,700	2,747,964
Fresh Market, Inc. (The) (a)	186,790	4,219,586
Ingles Markets, Inc., Class A	29,020	1,388,027
Village Super Market, Inc., Class A	61,810	1,459,334
Total		12,601,019
Food Products 1.3%
Dean Foods Co.	526,620	8,699,763
Flowers Foods, Inc.	63,110	1,561,341
Omega Protein Corp. (a)	152,700	2,591,319
Sanderson Farms, Inc.	23,220	1,592,195
Total		14,444,618
Household Products 0.2%
Orchids Paper Products Co.	71,629	1,869,517
Tobacco 0.1%
Alliance One International, Inc. (a)	49,478	1,008,362
TOTAL CONSUMER STAPLES		29,923,516

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 4.2%
Energy Equipment & Services 1.0%
CARBO Ceramics, Inc.	171,865	$3,263,716
Gulfmark Offshore, Inc., Class A	86,450	528,210
Paragon Offshore PLC	1,121,300	269,112
Parker Drilling Co. (a)	682,652	1,795,375
PHI, Inc. (a)	44,749	844,861
Tidewater, Inc.	353,677	4,647,316
Total		11,348,590
Oil, Gas & Consumable Fuels 3.2%
Advantage Oil & Gas Ltd. (a)	922,425	4,805,834
Ardmore Shipping Corp.	262,400	3,169,792
Bonanza Creek Energy, Inc. (a)	148,420	604,069
Carrizo Oil & Gas, Inc. (a)	86,300	2,635,602
Energen Corp.	60,900	3,036,474
Evolution Petroleum Corp.	431,569	2,395,208
Gran Tierra Energy, Inc. (a)	620,020	1,320,643
Green Plains, Inc.	92,300	1,796,158
LinnCo LLC	126,581	343,035
Parsley Energy, Inc., Class A (a)	101,535	1,530,132
PBF Energy, Inc., Class A	198,800	5,612,124
Petroquest Energy, Inc. (a)	1,743,966	2,040,440
QEP Resources, Inc.	98,070	1,228,817
SM Energy Co.	64,800	2,076,192
Stone Energy Corp. (a)	352,000	1,745,920
Total		34,340,440
TOTAL ENERGY		45,689,030
FINANCIALS 24.6%
Banks 11.5%
1st Source Corp.	42,278	1,302,162
Ameris Bancorp	177,880	5,114,050
Bancorp, Inc. (The) (a)	375,581	2,861,927
BankUnited, Inc.	58,940	2,107,105
Banner Corp.	56,790	2,712,858
City National Corp.	88,591	7,801,324
Community Bank System, Inc.	43,900	1,631,763
First Busey Corp.	138,210	2,746,233
First Citizens BancShares Inc., Class A	3,405	769,530
First Commonwealth Financial Corp.	209,781	1,906,909
First Community Bancshares, Inc.	134,460	2,406,834
First Horizon National Corp.	416,135	5,900,794
First Midwest Bancorp, Inc.	119,500	2,096,030
First Niagara Financial Group, Inc.	971,616	9,920,199
FirstMerit Corp.	169,100	2,987,997
FNB Corp.	301,086	3,899,064
Hancock Holding Co.	67,300	1,820,465

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Hanmi Financial Corp.	241,309	$6,080,987
Hilltop Holdings, Inc. (a)	107,960	2,138,688
Iberiabank Corp.	58,500	3,405,285
International Bancshares Corp.	51,397	1,286,467
Investors Bancorp, Inc.	345,712	4,266,086
Lakeland Financial Corp.	60,852	2,747,468
OFG Bancorp	940,592	8,211,368
Prosperity Bancshares, Inc.	100,480	4,934,573
Renasant Corp.	82,240	2,701,584
Simmons First National Corp., Class A	69,442	3,328,355
TCF Financial Corp.	129,600	1,964,736
Texas Capital Bancshares, Inc. (a)	142,100	7,448,882
Umpqua Holdings Corp.	207,160	3,376,708
United Community Banks, Inc.	146,600	2,996,504
Valley National Bancorp	434,600	4,276,464
Webster Financial Corp.	88,700	3,160,381
Westamerica Bancorporation	59,900	2,661,956
Wintrust Financial Corp.	43,316	2,314,374
Total		125,286,110
Capital Markets 0.8%
Capital Southwest Corp.	66,436	3,149,067
FBR & Co.	56,100	1,145,562
Greenhill & Co., Inc.	128,800	3,666,936
Manning & Napier, Inc.	103,300	760,288
Total		8,721,853
Consumer Finance 1.0%
Cash America International, Inc.	104,988	2,936,514
Green Dot Corp., Class A (a)	452,800	7,969,280
Total		10,905,794
Diversified Financial Services 0.5%
FNFV Group (a)	235,537	2,760,494
Pico Holdings, Inc. (a)	275,745	2,669,211
Total		5,429,705
Insurance 5.2%
American Equity Investment Life Holding Co.	22,000	512,820
American National Insurance Co.	67,484	6,589,138
Argo Group International Holdings Ltd.	51,210	2,897,974
Aspen Insurance Holdings Ltd.	84,968	3,948,463
CNO Financial Group, Inc.	169,700	3,192,057
Endurance Specialty Holdings Ltd.	219,916	13,421,473
FBL Financial Group, Inc., Class A	35,900	2,208,568
Genworth Financial, Inc., Class A (a)	280,197	1,294,510
Hanover Insurance Group, Inc. (The)	24,700	1,919,190

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Horace Mann Educators Corp.	219,912	$7,305,477
Primerica, Inc.	44,800	2,019,136
RenaissanceRe Holdings Ltd.	13,066	1,389,177
Selective Insurance Group, Inc.	71,329	2,215,479
White Mountains Insurance Group Ltd.	10,610	7,928,853
Total		56,842,315
Real Estate Investment Trusts (REITs) 5.1%
American Campus Communities, Inc.	84,600	3,065,904
Capstead Mortgage Corp.	121,975	1,206,333
CBL & Associates Properties, Inc.	184,300	2,534,125
Chimera Investment Corp.	160,427	2,144,909
Corporate Office Properties Trust	137,600	2,893,728
CyrusOne, Inc.	99,300	3,243,138
DuPont Fabros Technology, Inc.	63,063	1,632,070
Equity Commonwealth (a)	55,467	1,510,921
Geo Group, Inc. (The)	210,659	6,264,999
Gramercy Property Trust, Inc.	130,300	2,706,331
Granite Real Estate Investment Trust	710,800	20,065,884
Highwoods Properties, Inc.	101,400	3,929,250
Mack-Cali Realty Corp.	162,900	3,075,552
Urstadt Biddle Properties, Inc., Class A	86,045	1,612,483
Total		55,885,627
Thrifts & Mortgage Finance 0.5%
Bank Mutual Corp.	190,846	1,465,697
Northwest Bancshares, Inc.	166,000	2,158,000
TFS Financial Corp.	138,535	2,389,729
Total		6,013,426
TOTAL FINANCIALS		269,084,830
HEALTH CARE 5.6%
Biotechnology 0.2%
Myriad Genetics, Inc. (a)	62,597	2,346,135
Health Care Equipment & Supplies 3.3%
Alere, Inc. (a)	89,175	4,293,776
Alphatec Holdings, Inc. (a)	769,380	253,896
Analogic Corp.	69,406	5,694,068
Haemonetics Corp. (a)	184,275	5,955,768
Hill-Rom Holdings, Inc.	26,745	1,390,473
Integra LifeSciences Holdings Corp. (a)	121,837	7,255,393
Orthofix International NV (a)	253,587	8,558,561
West Pharmaceutical Services, Inc.	56,400	3,052,368
Total		36,454,303

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 1.6%
Air Methods Corp. (a)	80,307	$2,737,666
Community Health Systems, Inc. (a)	103,094	4,409,330
HealthSouth Corp.	147,870	5,673,772
LHC Group, Inc. (a)	44,877	2,009,143
Owens & Minor, Inc.	66,470	2,123,052
Total		16,952,963
Life Sciences Tools & Services 0.2%
Bio-Techne Corp.	25,800	2,385,468
Pharmaceuticals 0.3%
Phibro Animal Health Corp., Class A	83,895	2,653,599
TOTAL HEALTH CARE		60,792,468
INDUSTRIALS 21.8%
Aerospace & Defense 2.3%
Cubic Corp.	175,557	7,362,861
Curtiss-Wright Corp.	35,400	2,209,668
Ducommun, Inc. (a)	43,175	866,522
Esterline Technologies Corp. (a)	27,631	1,986,393
KLX, Inc. (a)	128,968	4,609,316
Orbital ATK, Inc.	23,453	1,685,567
Triumph Group, Inc.	157,580	6,630,966
Total		25,351,293
Air Freight & Logistics 0.7%
Air Transport Services Group, Inc. (a)	175,011	1,496,344
Atlas Air Worldwide Holdings, Inc. (a)	117,955	4,076,525
Forward Air Corp.	50,880	2,111,011
Total		7,683,880
Airlines 0.5%
Air France-KLM, ADR (a)	737,650	5,111,915
Building Products 1.3%
Gibraltar Industries, Inc. (a)	167,643	3,076,249
Simpson Manufacturing Co., Inc.	187,590	6,282,389
Trex Co., Inc. (a)	131,010	4,366,564
Total		13,725,202
Commercial Services & Supplies 3.5%
ABM Industries, Inc.	68,800	1,878,928
ACCO Brands Corp. (a)	615,326	4,350,355
Brink’s Co. (The)	120,985	3,267,805
Clean Harbors, Inc. (a)	63,120	2,775,386

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
G&K Services, Inc., Class A	51,600	$3,437,592
Mobile Mini, Inc.	163,265	5,026,929
SP Plus Corp. (a)	205,566	4,758,853
Steelcase, Inc., Class A	222,800	4,101,748
Unifirst Corp.	62,117	6,634,717
Viad Corp.	62,489	1,811,556
Total		38,043,869
Construction & Engineering 1.7%
Comfort Systems U.S.A., Inc.	209,647	5,714,977
EMCOR Group, Inc.	43,005	1,902,971
Great Lakes Dredge & Dock Corp. (a)	333,939	1,683,053
Primoris Services Corp.	288,200	5,161,662
Tutor Perini Corp. (a)	281,700	4,636,782
Total		19,099,445
Electrical Equipment 1.4%
AZZ, Inc.	170,210	8,287,525
Encore Wire Corp.	114,600	3,743,982
EnerSys	22,840	1,223,767
Regal Beloit Corp.	41,900	2,365,255
Total		15,620,529
Machinery 5.7%
Actuant Corp., Class A	89,000	1,636,710
AGCO Corp.	29,500	1,375,585
Astec Industries, Inc.	33,830	1,133,643
Barnes Group, Inc.	193,190	6,964,500
Crane Co.	85,000	3,961,850
Dynamic Materials Corp.	57,250	546,165
ESCO Technologies, Inc.	193,825	6,958,318
Harsco Corp.	223,760	2,029,503
Hyster-Yale Materials Handling, Inc.	91,015	5,263,397
ITT Corp.	54,840	1,833,301
Kennametal, Inc.	211,837	5,272,623
LB Foster Co., Class A	208,113	2,555,628
NN, Inc.	190,470	3,523,695
Oshkosh Corp.	152,110	5,526,156
Terex Corp.	271,852	4,877,025
Titan International, Inc.	440,074	2,908,889
Watts Water Technologies, Inc., Class A	121,410	6,412,876
Total		62,779,864

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services 1.0%
Acacia Research Corp.	512,260	$4,651,321
FTI Consulting, Inc. (a)	46,909	1,947,193
Insperity, Inc.	50,352	2,211,963
Kelly Services, Inc., Class A	114,600	1,620,444
Total		10,430,921
Road & Rail 0.3%
Marten Transport Ltd.	142,361	2,301,977
Werner Enterprises, Inc.	59,020	1,481,402
Total		3,783,379
Trading Companies & Distributors 2.7%
AerCap Holdings NV (a)	437,800	16,741,472
Applied Industrial Technologies, Inc.	59,500	2,269,925
DXP Enterprises, Inc. (a)	71,911	1,961,732
Fly Leasing Ltd., ADR	91,076	1,202,203
Titan Machinery, Inc. (a)	176,693	2,028,436
Veritiv Corp. (a)	130,000	4,841,200
Total		29,044,968
Transportation Infrastructure 0.7%
Wesco Aircraft Holdings, Inc. (a)	600,010	7,320,122
TOTAL INDUSTRIALS		237,995,387
INFORMATION TECHNOLOGY 17.3%
Communications Equipment 1.3%
Aviat Networks, Inc. (a)	1,261,597	1,312,061
Black Box Corp.	181,309	2,672,495
Extreme Networks, Inc. (a)	720,410	2,420,577
InterDigital, Inc.	39,700	2,008,820
Ituran Location and Control Ltd.	77,831	1,598,649
Plantronics, Inc.	43,670	2,220,619
Polycom, Inc. (a)	215,395	2,257,340
Total		14,490,561
Electronic Equipment, Instruments & Components 6.8%
Belden, Inc.	36,900	1,722,861
Celestica, Inc. (a)	161,386	2,080,266
Daktronics, Inc.	163,700	1,419,279
Electro Scientific Industries, Inc.	493,310	2,288,958
FARO Technologies, Inc. (a)	118,870	4,160,450
GSI Group, Inc. (a)	178,310	2,269,886
II-VI, Inc. (a)	378,390	6,084,511
Mercury Systems, Inc. (a)	203,310	3,234,662
National Instruments Corp.	92,200	2,562,238
Orbotech Ltd. (a)	114,987	1,776,549

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
OSI Systems, Inc. (a)	94,679	$7,286,496
Park Electrochemical Corp.	111,390	1,959,350
Plexus Corp. (a)	109,660	4,230,683
Radisys Corp. (a)	411,840	1,111,968
Sanmina Corp. (a)	854,583	18,262,439
Tech Data Corp. (a)	130,080	8,910,480
Vishay Intertechnology, Inc.	550,372	5,333,105
Total		74,694,181
Internet Software & Services 0.6%
EarthLink Holdings Corp.	188,950	1,470,031
j2 Global, Inc.	46,346	3,283,614
Marchex, Inc.	333,830	1,345,335
Total		6,098,980
IT Services 2.0%
Blackhawk Network Holdings, Inc. (a)	116,440	4,935,892
Computer Services, Inc.	83,439	3,431,429
Convergys Corp.	47,940	1,107,893
CSG Systems International, Inc.	189,930	5,849,844
Mantech International Corp., Class A	76,300	1,960,910
NeuStar, Inc., Class A (a)	147,848	4,022,944
Total		21,308,912
Semiconductors & Semiconductor Equipment 4.1%
Axcelis Technologies, Inc. (a)	1,248,265	3,332,867
Brooks Automation, Inc.	488,410	5,719,281
Diodes, Inc. (a)	262,781	5,615,630
Fairchild Semiconductor International, Inc. (a)	455,815	6,399,643
Micron Technology, Inc. (a)	403,000	6,036,940
OmniVision Technologies, Inc. (a)	205,825	5,404,964
Photronics, Inc. (a)	788,160	7,140,730
Tessera Technologies, Inc.	89,775	2,909,608
Xcerra Corp. (a)	343,300	2,155,924
Total		44,715,587
Software 1.9%
CommVault Systems, Inc. (a)	58,440	1,984,623
ePlus, Inc. (a)	45,804	3,621,722
Mentor Graphics Corp.	284,030	6,995,659
NICE-Systems Ltd., ADR	39,400	2,219,402
Open Text Corp.	61,000	2,729,750
Rovi Corp. (a)	98,680	1,035,153
Xura, Inc. (a)	93,740	2,097,901
Total		20,684,210

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 0.6%
Logitech International SA	146,985	$1,926,973
NCR Corp. (a)	65,000	1,478,750
Silicon Graphics International Corp. (a)	799,330	3,141,367
Total		6,547,090
TOTAL INFORMATION TECHNOLOGY		188,539,521
MATERIALS 5.1%
Chemicals 1.7%
American Vanguard Corp.	83,286	962,786
Innospec, Inc.	104,125	4,842,854
LSB Industries, Inc. (a)	95,366	1,461,007
Minerals Technologies, Inc.	32,190	1,550,270
PolyOne Corp.	164,540	4,827,604
Scotts Miracle-Gro Co., Class A	70,672	4,298,271
Total		17,942,792
Containers & Packaging 0.4%
Myers Industries, Inc.	230,314	3,086,208
Owens-Illinois, Inc. (a)	68,000	1,408,960
Total		4,495,168
Metals & Mining 1.6%
Alamos Gold, Inc., Class A	2,002,716	7,390,022
AuRico Metals, Inc. (a)	880,702	444,755
Coeur Mining, Inc. (a)	571,021	1,610,279
Compass Minerals International, Inc.	49,571	3,884,879
Pan American Silver Corp.	248,644	1,578,889
Schnitzer Steel Industries, Inc., Class A	207,390	2,808,061
Total		17,716,885
Paper & Forest Products 1.4%
KapStone Paper and Packaging Corp.	165,200	2,727,452
PH Glatfelter Co.	163,856	2,821,600
Resolute Forest Products, Inc. (a)	1,178,261	9,791,349
Total		15,340,401
TOTAL MATERIALS		55,495,246
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.3%
Atlantic Tele-Network, Inc.	41,253	3,049,834
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	142,180	3,548,813
TOTAL TELECOMMUNICATION SERVICES		6,598,647

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 1.5%
Electric Utilities 0.6%
El Paso Electric Co.	102,703	$3,781,525
Portland General Electric Co.	61,720	2,281,788
Total		6,063,313
Gas Utilities 0.8%
Laclede Group, Inc. (The)	81,200	4,427,836
New Jersey Resources Corp.	53,000	1,591,590
WGL Holdings, Inc.	55,300	3,189,151
Total		9,208,577
Water Utilities 0.1%
American States Water Co.	37,775	1,563,885
TOTAL UTILITIES		16,835,775
Total Common Stocks (Cost: $1,062,845,255)		$1,049,092,021

Issuer	Shares	Value

Rights —%
INDUSTRIALS —%
Airlines —%
American Airlines Escrow (a)(b)(c)(d)	185,100	$—
TOTAL INDUSTRIALS		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.169% (e)(f)	37,811,782	$37,811,782
Total Money Market Funds (Cost: $37,811,782)		$37,811,782
Total Investments (Cost: $1,100,657,037)		$1,086,903,803(g)
Other Assets & Liabilities, Net		4,988,114
Net Assets		$1,091,891,917

Notes to Portfolio of Investments

(a) Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at September 30, 2015 rounds to zero, which represents less than 0.01% of net assets.  Information concerning such security holdings at September 30, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Airlines Escrow	12-17-2013	—

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2015, the value of these securities rounds to zero, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	96,254,174	453,481,517	(511,923,909)	37,811,782	63,643	37,811,782

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Common Stocks
Consumer Discretionary	138,137,601	—	—		138,137,601
Consumer Staples	29,923,516	—	—		29,923,516
Energy	45,689,030	—	—		45,689,030
Financials	269,084,830	—	—		269,084,830
Health Care	60,792,468	—	—		60,792,468
Industrials	237,995,387	—	—		237,995,387
Information Technology	188,539,521	—	—		188,539,521
Materials	55,050,491	444,755	—		55,495,246
Telecommunication Services	6,598,647	—	—		6,598,647
Utilities	16,835,775	—	—		16,835,775
Total Common Stocks	1,048,647,266	444,755	—		1,049,092,021
Rights
Industrials	—	—	0	(a)	0	(a)
Money Market Funds	—	37,811,782	—		37,811,782
Total Investments	1,048,647,266	38,256,537	0	(a)	1,086,903,803

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	96,254,174	96,254,174	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Pyramis® International Equity Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.1%
AUSTRALIA 5.4%
AMP Ltd.	2,508,129	$9,850,891
Ansell Ltd.	160,395	2,123,892
Australia and New Zealand Banking Group Ltd.	382,034	7,299,192
Flight Centre Travel Group Ltd.	282,997	7,208,107
Incitec Pivot Ltd.	2,820,871	7,775,005
James Hardie Industries PLC	1,045,256	12,617,370
Macquarie Group Ltd.	315,423	17,094,391
Rio Tinto Ltd.	75,918	2,611,918
Santos Ltd.	2,066,102	5,846,746
Seek Ltd.	456,584	3,869,474
Telstra Corp., Ltd.	3,973,105	15,708,454
Westfield Corp.	1,190,387	8,376,397
Westpac Banking Corp.	936,113	19,664,823
Total		120,046,660
AUSTRIA 0.2%
Andritz AG	114,172	5,133,648
BELGIUM 1.6%
Anheuser-Busch InBev SA/NV	246,493	26,143,928
KBC Groep NV	135,144	8,512,425
Total		34,656,353
DENMARK 1.8%
Danske Bank A/S	480,410	14,497,160
Novo Nordisk A/S, Class B	369,639	19,828,928
Vestas Wind Systems A/S	109,469	5,682,188
Total		40,008,276
FINLAND 0.4%
Sampo OYJ, Class A	175,868	8,505,162
FRANCE 10.5%
Accor SA	158,533	7,397,563
AXA SA	681,982	16,486,874
Cap Gemini SA	110,686	9,847,441
Cie de Saint-Gobain	257,307	11,129,695
Danone SA	197,429	12,446,651
Iliad SA	22,492	4,536,425
L’Oreal SA	69,183	11,986,149
LVMH Moet Hennessy Louis Vuitton SE	60,231	10,243,379
Orange SA	740,815	11,191,672
Renault SA	108,803	7,780,891
Rexel SA	426,528	5,233,092
Safran SA	196,852	14,803,466

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Sanofi	332,856	$31,573,406
Societe Generale SA	354,255	15,774,399
Suez Environnement Co.	625,196	11,198,458
Total SA	724,354	32,537,593
Valeo SA	29,827	4,024,438
Vivendi SA	372,810	8,802,288
Zodiac Aerospace	256,318	5,869,965
Total		232,863,845
GERMANY 7.6%
Adidas AG	65,916	5,303,861
Axel Springer SE	80,853	4,510,028
Bayer AG, Registered Shares	180,557	23,090,782
Beiersdorf AG	94,727	8,379,979
Continental AG	67,953	14,434,417
Deutsche Boerse AG	69,740	6,002,751
Deutsche Telekom AG, Registered Shares	1,108,918	19,683,175
Fresenius SE & Co. KGaA	236,027	15,824,188
K+S AG	396,303	13,251,652
OSRAM Licht AG	238,223	12,301,984
ProSiebenSat.1 Media AG	176,570	8,649,599
Rocket Internet SE (a)	92,029	2,956,968
Symrise AG	97,561	5,863,897
Telefonica Deutschland Holding AG	894,438	5,457,967
United Internet AG	235,585	11,915,676
Vonovia SE	294,320	9,453,456
Total		167,080,380
HONG KONG 3.6%
AIA Group Ltd.	3,348,600	17,415,233
Cheung Kong Property Holding Ltd.	910,816	6,672,933
CK Hutchison Holdings Ltd.	1,016,816	13,226,373
Hang Seng Bank Ltd.	397,500	7,170,282
HKT Trust & HKT Ltd.	4,331,920	5,147,965
Hongkong Land Holdings Ltd.	928,600	6,149,003
Hysan Development Co., Ltd.	661,000	2,752,322
MGM China Holdings Ltd.	2,413,600	2,811,653
Sino Land Co., Ltd.	2,226,000	3,389,332
Sun Hung Kai Properties Ltd.	489,000	6,378,180
Techtronic Industries Co., Ltd.	2,427,500	9,049,853
Total		80,163,129
IRELAND 1.1%
Bank of Ireland (a)	7,341,100	2,854,624
Shire PLC	310,580	21,161,131
Total		24,015,755

Issuer	Shares	Value

Common Stocks (continued)
ISRAEL 1.1%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,588,740	$3,040,531
Teva Pharmaceutical Industries Ltd.	68,100	3,848,611
Teva Pharmaceutical Industries Ltd., ADR	301,646	17,030,933
Total		23,920,075
ITALY 2.6%
Assicurazioni Generali SpA	495,633	9,060,497
Finmeccanica SpA (a)	1,080,958	13,515,976
Intesa Sanpaolo SpA	5,901,450	20,811,541
Telecom Italia SpA (a)	7,392,714	9,103,198
Unione di Banche Italiane SCPA	673,398	4,770,563
Total		57,261,775
JAPAN 21.5%
Acom Co., Ltd. (a)	725,400	3,711,785
Aeon Mall Co., Ltd.	182,560	2,804,365
Asahi Group Holdings Ltd.	247,600	8,032,952
Astellas Pharma, Inc.	1,250,900	16,191,754
Bridgestone Corp.	239,100	8,274,334
Daicel Corp.	451,500	5,542,527
Denso Corp.	84,600	3,583,561
Dentsu, Inc.	116,900	5,999,322
Don Quijote Holdings Co., Ltd.	99,800	3,760,037
East Japan Railway Co.	220,500	18,580,576
Fast Retailing Co., Ltd.	8,900	3,620,158
Fuji Heavy Industries Ltd.	173,300	6,236,112
Hamamatsu Photonics KK	7,100	160,681
Hitachi Ltd.	2,304,000	11,626,054
Hitachi Metals Ltd.	390,300	4,532,523
Hoya Corp.	384,200	12,583,279
IHI Corp.	1,892,000	4,861,751
Isuzu Motors Ltd.	403,200	4,048,944
ITOCHU Corp.	596,800	6,308,912
Japan Tobacco, Inc.	496,500	15,401,526
JSR Corp.	319,600	4,607,005
KDDI Corp.	793,300	17,756,517
Keyence Corp.	11,000	4,912,360
Konica Minolta, Inc.	494,000	5,204,173
Leopalace21 Corp. (a)	1,012,900	4,726,433
Makita Corp.	149,200	7,936,378
Minebea Co., Ltd.	422,000	4,479,698
Miraca Holdings, Inc.	126,600	5,368,892
MISUMI Group, Inc.	410,900	4,240,464
Mitsubishi Corp.	86,200	1,412,953
Mitsubishi Heavy Industries Ltd.	1,286,000	5,751,301
Mitsubishi UFJ Financial Group, Inc.	4,848,000	29,292,779

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Mitsubishi UFJ Lease & Finance Co., Ltd.	696,900	$3,070,155
Mitsui Fudosan Co., Ltd.	348,000	9,539,162
Murata Manufacturing Co., Ltd.	35,600	4,598,613
NGK Insulators Ltd.	412,000	7,883,787
Nidec Corp.	127,800	8,788,293
Nintendo Co., Ltd.	49,800	8,393,878
Nippon Prologis REIT, Inc.	1,358	2,464,073
Nitori Co., Ltd.	61,900	4,847,034
Nitto Denko Corp.	87,800	5,258,582
Nomura Research Institute Ltd.	93,280	3,580,761
Olympus Corp.	291,800	9,103,668
ORIX Corp.	1,291,400	16,658,212
Seven & I Holdings Co., Ltd.	283,600	12,941,564
Seven Bank Ltd.	1,593,200	6,895,488
Shinsei Bank Ltd.	2,071,000	4,257,243
SoftBank Group Corp.	302,700	13,996,792
Sony Corp.	570,400	13,981,717
Sony Financial Holdings, Inc.	384,600	6,312,414
Sumitomo Chemical Co., Ltd.	1,664,000	8,414,398
Sumitomo Mitsui Financial Group, Inc.	192,100	7,284,492
Sumitomo Mitsui Trust Holdings, Inc.	1,608,000	5,893,393
Suzuki Motor Corp.	305,600	9,397,185
Taisei Corp.	668,000	4,354,752
TDK Corp.	91,900	5,197,665
Tokio Marine Holdings, Inc.	99,100	3,702,376
Toyota Motor Corp.	616,600	36,100,645
Trend Micro, Inc.	199,400	7,043,649
Yamaha Motor Co., Ltd.	176,700	3,554,897
Total		475,064,994
NETHERLANDS 2.9%
Altice NV, Class A (a)	267,828	5,603,847
Altice NV, Class B (a)	211,861	4,726,382
ING Groep NV-CVA	1,264,759	17,877,501
Koninklijke Ahold NV	487,479	9,483,381
RELX NV	304,938	4,964,547
Unilever NV-CVA	521,536	20,915,404
Total		63,571,062
NEW ZEALAND 0.1%
Ryman Healthcare Ltd.	353,000	1,653,452
NORWAY 0.7%
Statoil ASA	534,495	7,791,527
Yara International ASA	211,317	8,427,163
Total		16,218,690

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE 0.9%
CapitaLand Ltd.	1,546,400	$2,919,942
DBS Group Holdings Ltd.	1,028,600	11,740,792
United Overseas Bank Ltd.	402,693	5,258,007
Total		19,918,741
SPAIN 2.2%
Amadeus IT Holding SA, Class A	211,284	9,024,489
Iberdrola SA	1,742,921	11,582,016
Industria de Diseno Textil SA	284,209	9,505,020
International Consolidated Airlines Group SA (a)	876,818	7,802,777
Red Electrica Corp. SA	62,383	5,168,058
Telefonica SA	411,365	4,978,108
Total		48,060,468
SWEDEN 4.1%
Alfa Laval AB	813,006	13,297,633
Hennes & Mauritz AB, Class B	402,407	14,697,318
Lundin Petroleum AB (a)	432,195	5,566,416
Nordea Bank AB	1,815,941	20,220,635
Sandvik AB	1,059,238	9,010,537
Svenska Cellulosa AB, Class B	391,117	10,925,173
Swedbank AB, Class A	518,352	11,450,879
TeliaSonera AB	986,987	5,311,130
Total		90,479,721
SWITZERLAND 8.5%
Adecco SA, Registered Shares	84,180	6,154,140
Clariant AG, Registered Shares	461,965	7,778,417
Julius Baer Group Ltd.	183,325	8,317,906
Nestlé SA, Registered Shares	524,635	39,431,063
Novartis AG, Registered Shares	530,218	48,636,866
Partners Group Holding AG	16,319	5,529,807
Roche Holding AG, Genusschein Shares	66,569	17,554,107
Sulzer AG, Registered Shares	37,395	3,664,296
Syngenta AG, Registered Shares	53,699	17,196,242
UBS AG	791,215	14,621,160
Zurich Insurance Group AG	74,819	18,363,128
Total		187,247,132
UNITED KINGDOM 18.3%
Amec Foster Wheeler PLC	487,750	5,286,649
Aviva PLC	1,482,778	10,138,684
Babcock International Group PLC	120,259	1,660,036
Barclays Bank PLC	2,606,488	9,626,745
BG Group PLC	1,290,097	18,559,654
British American Tobacco PLC	64,979	3,580,958

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
British Land Co. PLC (The)	790,133	$10,022,366
Capita Group PLC (The)	327,080	5,927,585
Centrica PLC	2,628,480	9,113,523
Croda International PLC	119,487	4,896,623
Diageo PLC	844,624	22,621,758
Direct Line Insurance Group PLC	835,128	4,736,260
GlaxoSmithKline PLC	526,046	10,074,522
Hikma Pharmaceuticals PLC	224,969	7,759,336
HSBC Holdings PLC	3,248,411	24,506,277
Imperial Tobacco Group PLC	506,141	26,132,130
InterContinental Hotels Group PLC	133,872	4,625,438
ITV PLC	4,881,110	18,164,385
Johnson Matthey PLC	107,737	3,989,728
Lloyds Banking Group PLC	19,850,002	22,569,105
London Stock Exchange Group PLC	222,929	8,157,732
Meggitt PLC	459,219	3,308,082
Mondi PLC	327,611	6,854,056
Prudential PLC	515,047	10,857,275
Randgold Resources Ltd.	93,642	5,470,789
Rio Tinto PLC	259,397	8,672,099
Rolls-Royce Holdings PLC	590,888	6,051,469
Royal Dutch Shell PLC, Class A	1,007,373	23,681,452
Royal Dutch Shell PLC, Class B	65,900	1,558,158
SABMiller PLC	297,952	16,843,658
Schroders PLC	138,268	5,867,074
St. James’s Place PLC	273,455	3,516,186
Taylor Wimpey PLC	5,703,461	16,867,559
Tesco PLC	3,477,463	9,637,291
Unilever PLC	222,721	9,049,700
Vodafone Group PLC	8,787,279	27,709,157
Weir Group PLC (The)	239,925	4,246,473
Whitbread PLC	76,288	5,387,088
Wolseley PLC	121,471	7,089,275
Total		404,816,335
Total Common Stocks (Cost: $2,197,096,114)		$2,100,685,653

	Shares	Value

Money Market Funds 5.3%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	117,847,040	$117,847,040
Total Money Market Funds (Cost: $117,847,040)		$117,847,040
Total Investments (Cost: $2,314,943,154) (d)		$2,218,532,693(e)
Other Assets & Liabilities, Net		(9,308,634)
Net Assets		$2,209,224,059

At September 30, 2015, cash totaling $3,900,000 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
mini MSCI EAFE	1,000	USD	82,475,000	12/2015	—	(2,805,765)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	100,943,567	821,245,664	(804,342,191)	117,847,040	108,615	117,847,040

(d)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $2,314,943,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$80,593,000
Unrealized Depreciation	(177,003,000)
Net Unrealized Depreciation	$(96,410,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	120,046,660	—	120,046,660
Austria	—	5,133,648	—	5,133,648
Belgium	—	34,656,353	—	34,656,353
Denmark	—	40,008,276	—	40,008,276
Finland	—	8,505,162	—	8,505,162
France	—	232,863,845	—	232,863,845
Germany	—	167,080,380	—	167,080,380
Hong Kong	—	80,163,129	—	80,163,129
Ireland	—	24,015,755	—	24,015,755
Israel	17,030,933	6,889,142	—	23,920,075
Italy	—	57,261,775	—	57,261,775
Japan	—	475,064,994	—	475,064,994
Netherlands	—	63,571,062	—	63,571,062
New Zealand	—	1,653,452	—	1,653,452
Norway	—	16,218,690	—	16,218,690
Singapore	—	19,918,741	—	19,918,741
Spain	—	48,060,468	—	48,060,468
Sweden	—	90,479,721	—	90,479,721
Switzerland	—	187,247,132	—	187,247,132
United Kingdom	—	404,816,335	—	404,816,335
Total Common Stocks	17,030,933	2,083,654,720	—	2,100,685,653
Money Market Funds	—	117,847,040	—	117,847,040
Total Investments	17,030,933	2,201,501,760	—	2,218,532,693
Derivatives
Liabilities
Futures Contracts	(2,805,765)	—	—	(2,805,765)
Total	14,225,168	2,201,501,760	—	2,215,726,928

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	100,943,567	100,943,567	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Sit Dividend Growth Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 12.6%
Auto Components 0.5%
Delphi Automotive PLC	112,175	$8,529,787
Distributors 0.6%
Genuine Parts Co.	124,900	10,352,961
Diversified Consumer Services 1.0%
H&R Block, Inc.	453,975	16,433,895
Hotels, Restaurants & Leisure 1.0%
Starbucks Corp.	284,900	16,193,716
Household Durables 1.0%
Whirlpool Corp.	118,525	17,453,992
Media 1.6%
Time Warner, Inc.	385,700	26,516,875
Multiline Retail 2.7%
Macy’s, Inc.	333,800	17,130,616
Target Corp.	348,550	27,416,943
Total		44,547,559
Specialty Retail 4.2%
DSW, Inc., Class A	420,600	10,645,386
Home Depot, Inc. (The)	361,950	41,801,605
TJX Companies, Inc. (The)	254,800	18,197,816
Total		70,644,807
TOTAL CONSUMER DISCRETIONARY		210,673,592
CONSUMER STAPLES 10.2%
Beverages 1.9%
PepsiCo, Inc.	349,125	32,922,488
Food & Staples Retailing 3.0%
CVS Health Corp.	289,500	27,930,960
Wal-Mart Stores, Inc.	336,125	21,794,345
Total		49,725,305
Food Products 2.0%
Archer-Daniels-Midland Co.	203,475	8,434,039
JM Smucker Co. (The)	222,625	25,399,286
Total		33,833,325

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 3.3%
Kimberly-Clark Corp.	262,000	$28,568,480
Procter & Gamble Co. (The)	370,500	26,653,770
Total		55,222,250
TOTAL CONSUMER STAPLES		171,703,368
ENERGY 3.0%
Oil, Gas & Consumable Fuels 3.0%
Kinder Morgan, Inc.	279,600	7,739,328
Marathon Petroleum Corp.	235,000	10,887,550
Occidental Petroleum Corp.	234,825	15,533,674
Suncor Energy, Inc.	588,800	15,732,736
Total		49,893,288
TOTAL ENERGY		49,893,288
FINANCIALS 13.3%
Banks 4.7%
JPMorgan Chase & Co.	644,700	39,307,359
PacWest Bancorp	467,850	20,028,658
Wells Fargo & Co.	380,025	19,514,284
Total		78,850,301
Capital Markets 2.0%
Goldman Sachs Group, Inc. (The)	96,700	16,802,592
Invesco Ltd.	556,950	17,393,548
Total		34,196,140
Consumer Finance 0.8%
Discover Financial Services	254,150	13,213,259
Diversified Financial Services 0.5%
Moody’s Corp.	92,200	9,054,040
Insurance 3.4%
ACE Ltd.	112,700	11,653,180
Hartford Financial Services Group, Inc. (The)	417,500	19,113,150
Prudential Financial, Inc.	223,200	17,010,072
Validus Holdings Ltd.	182,200	8,211,754
Total		55,988,156
Real Estate Investment Trusts (REITs) 1.9%
AvalonBay Communities, Inc.	85,800	14,999,556
Brixmor Property Group, Inc.	697,400	16,374,952
Total		31,374,508
TOTAL FINANCIALS		222,676,404

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 19.7%
Biotechnology 1.4%
Gilead Sciences, Inc.	242,375	$23,798,801
Health Care Equipment & Supplies 7.6%
Abbott Laboratories	422,100	16,976,862
Becton Dickinson and Co.	203,600	27,009,576
Medtronic PLC	840,650	56,273,111
St. Jude Medical, Inc.	188,500	11,892,465
Zimmer Biomet Holdings, Inc.	158,200	14,859,726
Total		127,011,740
Health Care Providers & Services 3.2%
Cardinal Health, Inc.	350,225	26,904,284
UnitedHealth Group, Inc.	222,150	25,771,622
Total		52,675,906
Pharmaceuticals 7.5%
AbbVie, Inc.	487,900	26,546,639
Johnson & Johnson	311,000	29,031,850
Merck & Co., Inc.	391,600	19,341,124
Pfizer, Inc.	1,092,800	34,324,848
Teva Pharmaceutical Industries Ltd., ADR	301,900	17,045,274
Total		126,289,735
TOTAL HEALTH CARE		329,776,182
INDUSTRIALS 14.0%
Aerospace & Defense 5.1%
General Dynamics Corp.	112,100	15,464,195
Honeywell International, Inc.	289,975	27,457,733
Lockheed Martin Corp.	93,200	19,321,292
Raytheon Co.	204,875	22,384,642
Total		84,627,862
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	184,750	18,232,978
Airlines 0.9%
Delta Air Lines, Inc.	351,350	15,765,075
Industrial Conglomerates 1.6%
3M Co.	118,050	16,735,948
General Electric Co.	428,750	10,813,075
Total		27,549,023
Machinery 1.7%
Illinois Tool Works, Inc.	127,075	10,459,543

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Snap-On, Inc.	117,550	$17,742,997
Total		28,202,540
Professional Services 0.7%
Nielsen Holdings PLC	281,150	12,502,741
Road & Rail 1.7%
Ryder System, Inc.	232,725	17,230,959
Union Pacific Corp.	119,250	10,542,892
Total		27,773,851
Transportation Infrastructure 1.2%
Macquarie Infrastructure Corp.	263,925	19,704,640
TOTAL INDUSTRIALS		234,358,710
INFORMATION TECHNOLOGY 12.8%
IT Services 2.4%
Accenture PLC, Class A	135,400	13,304,404
Automatic Data Processing, Inc.	160,100	12,865,636
Visa, Inc., Class A	201,300	14,022,558
Total		40,192,598
Semiconductors & Semiconductor Equipment 5.8%
Applied Materials, Inc.	1,524,500	22,394,905
Avago Technologies Ltd.	211,000	26,377,110
Intel Corp.	972,025	29,296,833
Skyworks Solutions, Inc.	133,700	11,258,877
Xilinx, Inc.	197,825	8,387,780
Total		97,715,505
Software 2.5%
Microsoft Corp.	941,125	41,654,193
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	315,050	34,750,015
TOTAL INFORMATION TECHNOLOGY		214,312,311
MATERIALS 3.4%
Chemicals 2.3%
Agrium, Inc.	169,800	15,197,100
LyondellBasell Industries NV, Class A	138,900	11,578,704
Scotts Miracle-Gro Co., Class A	206,950	12,586,699
Total		39,362,503

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 1.1%
International Paper Co.	489,300	$18,490,647
TOTAL MATERIALS		57,853,150
TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.7%
BCE, Inc.	495,500	20,295,680
Verizon Communications, Inc.	975,350	42,437,479
Total		62,733,159
TOTAL TELECOMMUNICATION SERVICES		62,733,159
UTILITIES 5.3%
Electric Utilities 1.7%
NextEra Energy, Inc.	285,550	27,855,403
Gas Utilities 1.0%
Laclede Group, Inc. (The)	305,045	16,634,104
Multi-Utilities 2.6%
CenterPoint Energy, Inc.	1,025,175	18,494,157
WEC Energy Group, Inc.	484,175	25,283,618
Total		43,777,775
TOTAL UTILITIES		88,267,282
Total Common Stocks (Cost: $1,566,115,716)		$1,642,247,446

	Shares	Value

Equity Funds 1.0%
Kayne Anderson MLP Investment Co.	379,185	$8,789,508
Tortoise Energy Infrastructure Corp.	313,050	8,486,786
Total Equity Funds (Cost: $23,876,506)		$17,276,294

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.169% (a)(b)	9,962,208	9,962,208
Total Money Market Funds (Cost: $9,962,208)		$9,962,208
Total Investments (Cost: $1,599,954,430)		$1,669,485,948(c)
Other Assets & Liabilities, Net		6,015,201
Net Assets		$1,675,501,149

Notes to Portfolio of Investments

(a) The rate shown is the seven-day current annualized yield at September 30, 2015.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,361,171	224,115,040	(239,514,003)	9,962,208	19,254	9,962,208

(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	210,673,592	—	—	210,673,592
Consumer Staples	171,703,368	—	—	171,703,368
Energy	49,893,288	—	—	49,893,288
Financials	222,676,404	—	—	222,676,404
Health Care	329,776,182	—	—	329,776,182
Industrials	234,358,710	—	—	234,358,710
Information Technology	214,312,311	—	—	214,312,311
Materials	57,853,150	—	—	57,853,150
Telecommunication Services	62,733,159	—	—	62,733,159
Utilities	88,267,282	—	—	88,267,282
Total Common Stocks	1,642,247,446	—	—	1,642,247,446
Equity Funds	17,276,294	—	—	17,276,294
Money Market Funds	—	9,962,208	—	9,962,208
Total Investments	1,659,523,740	9,962,208	—	1,669,485,948

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	25,361,171	25,361,171	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – TCW Core Plus Bond Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 19.4%
Airlines 0.7%
America West Airlines Pass-Through Trust
04/02/21	7.100%	$2,683,408	$2,924,914
American Airlines Pass-Through Trust
01/31/21	5.250%	2,170,068	2,316,548
01/15/23	4.950%	3,434,870	3,666,724
Continental Airlines Pass-Through Trust
06/15/21	6.703%	1,157,825	1,212,822
04/19/22	5.983%	9,712,633	10,732,460
Guanay Finance Ltd. (a)
12/15/20	6.000%	1,500,000	1,479,375
Total			22,332,843
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/22	3.375%	2,315,000	2,274,895
Automotive 0.6%
Ford Motor Credit Co. LLC
05/09/16	1.700%	2,000,000	2,005,672
12/15/16	8.000%	800,000	859,899
Ford Motor Credit Co. LLC (b)
01/09/18	1.223%	7,000,000	6,936,398
General Motors Financial Co., Inc.
07/10/17	2.625%	3,525,000	3,533,171
09/25/17	3.000%	4,000,000	4,044,140
Nemak SAB de CV (a)
02/28/23	5.500%	1,000,000	980,000
Total			18,359,280
Banking 5.8%
Bank of America Corp.
08/01/16	6.500%	6,000,000	6,266,544
04/01/44	4.875%	4,075,000	4,230,119
Bank of America Corp. (b)
04/01/19	1.196%	6,000,000	6,003,474
12/01/26	0.974%	1,000,000	851,508
Bank of America NA
06/15/17	6.100%	3,850,000	4,113,721
Bank of America NA (b)
06/15/16	0.617%	3,500,000	3,490,169
06/15/17	0.637%	3,150,000	3,128,542
Capital One Bank NA
07/23/21	2.950%	8,000,000	7,932,936
Chase Capital VI (b)
08/01/28	0.925%	3,000,000	2,557,500
Citigroup, Inc.
11/21/17	6.125%	551,000	600,616
07/29/19	2.500%	8,000,000	8,050,576
Citigroup, Inc. (b)
04/08/19	1.054%	8,000,000	7,936,960
Credit Suisse Group Funding Ltd. (a)
09/15/22	3.800%	2,500,000	2,497,148

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Credit Suisse (b)
12/07/15	0.742%	$3,475,000	$3,474,864
Discover Bank
11/13/18	2.600%	3,295,000	3,306,524
06/04/20	3.100%	5,000,000	5,047,880
Goldman Sachs Group, Inc. (The)
01/15/16	5.350%	5,000,000	5,063,880
02/07/16	3.625%	8,000,000	8,076,608
04/01/18	6.150%	5,000,000	5,506,735
07/08/24	3.850%	2,750,000	2,803,284
Goldman Sachs Group, Inc. (The) (b)
03/22/16	0.769%	5,000,000	4,998,865
12/15/17	1.137%	2,000,000	2,002,698
11/29/23	1.925%	4,275,000	4,278,735
HBOS PLC (a)
05/21/18	6.750%	1,000,000	1,102,186
ICICI Bank Ltd. (b)
04/30/22	6.375%	800,000	810,381
JPMorgan Chase & Co.
01/15/16	2.600%	6,750,000	6,786,173
07/05/16	3.150%	4,000,000	4,067,720
05/13/24	3.625%	2,800,000	2,838,886
09/10/24	3.875%	2,500,000	2,476,110
JPMorgan Chase Bank NA
10/01/17	6.000%	3,033,000	3,277,490
JPMorgan Chase Bank NA (b)
06/13/16	0.666%	11,070,000	11,046,277
Lloyds Banking Group PLC
11/04/24	4.500%	2,000,000	2,010,500
Macquarie Bank Ltd. (a)
04/07/21	6.625%	3,174,000	3,557,695
Macquarie Bank Ltd. (a)(b)
06/15/16	0.787%	8,000,000	7,999,456
Morgan Stanley
01/09/17	5.450%	4,450,000	4,674,013
05/13/19	7.300%	5,000,000	5,838,155
10/23/24	3.700%	1,000,000	1,004,770
07/23/25	4.000%	2,000,000	2,043,986
01/27/45	4.300%	2,550,000	2,423,464
Royal Bank of Scotland Group PLC
03/31/17	1.875%	3,000,000	2,992,620
10/21/19	6.400%	4,000,000	4,493,672
Royal Bank of Scotland PLC (The)
03/16/16	4.375%	2,200,000	2,236,432
UBS AG
07/15/16	5.875%	5,000,000	5,175,845
08/14/19	2.375%	6,000,000	6,025,740
Wells Fargo & Co.
07/22/20	2.600%	4,065,000	4,096,300
Total			189,197,757
Cable and Satellite 0.5%
Altice US Finance I Corp. (a)
07/15/23	5.375%	605,000	580,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
CCO Holdings LLC/Capital Corp.
09/01/23	5.750%	$1,468,000	$1,407,445
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	2,000,000	1,843,800
CCO Safari II LLC (a)
10/23/45	6.484%	7,130,000	7,193,100
CSC Holdings LLC
06/01/24	5.250%	1,750,000	1,380,313
DISH DBS Corp.
06/01/21	6.750%	1,640,000	1,579,517
Intelsat Jackson Holdings SA
04/01/19	7.250%	500,000	468,750
Neptune Finco Corp. (a)(c)
10/15/25	6.625%	3,280,000	3,312,800
Total			17,766,525
Electric 1.5%
Appalachian Power Co.
05/15/33	5.950%	3,225,000	3,694,057
Duke Energy Carolinas LLC
12/15/41	4.250%	900,000	916,987
Duke Energy Corp. (b)
04/03/17	0.704%	6,500,000	6,481,690
Duquesne Light Holdings, Inc. (a)
09/15/20	6.400%	5,350,000	6,146,192
Empresa Electrica Guacolda SA
04/30/25	4.560%	350,000	330,921
Entergy Louisiana LLC
04/01/25	3.780%	5,900,000	6,034,373
FirstEnergy Transmission LLC (a)
01/15/25	4.350%	7,700,000	7,865,881
Florida Power & Light Co.
10/01/44	4.050%	2,585,000	2,587,140
Homer City Generation LP PIK
10/01/26	8.734%	1,920,400	1,920,400
Ipalco Enterprises, Inc.
05/01/18	5.000%	3,840,000	4,022,400
NextEra Energy Capital Holdings, Inc.
09/01/17	2.056%	2,000,000	2,013,312
Northern States Power Co.
08/15/45	4.000%	2,250,000	2,233,100
PacifiCorp
07/01/25	3.350%	2,000,000	2,031,020
Public Service Electric & Gas Co.
05/01/45	4.050%	3,005,000	2,982,808
Total			49,260,281

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies 0.7%
AerCap Ireland Capital Ltd./Global Aviation Trust
07/01/20	4.250%	$3,000,000	$2,996,250
CIT Group, Inc.
08/15/17	4.250%	5,000,000	5,062,500
General Electric Capital Corp.
01/14/38	5.875%	1,000,000	1,247,078
01/10/39	6.875%	800,000	1,120,093
General Electric Capital Corp. (b)
05/05/26	0.684%	6,000,000	5,610,084
International Lease Finance Corp. (a)
09/01/16	6.750%	3,915,000	4,052,025
09/01/18	7.125%	1,975,000	2,172,302
Total			22,260,332
Food and Beverage 0.2%
Kraft Heinz Co. (The) (a)
07/15/45	5.200%	6,250,000	6,619,056
Health Care 1.1%
Catholic Health Initiatives
08/01/18	2.600%	1,525,000	1,557,022
11/01/22	2.950%	6,530,000	6,456,002
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	5,000,000	4,910,000
Fresenius Medical Care U.S. Finance II, Inc. (a)
01/31/22	5.875%	2,439,000	2,615,827
HCA, Inc.
02/15/20	6.500%	4,000,000	4,360,000
05/01/23	4.750%	1,250,000	1,254,375
Hartford HealthCare Corp.
04/01/44	5.746%	3,000,000	3,509,193
North Shore-Long Island Jewish Health Care, Inc.
11/01/43	6.150%	4,340,000	5,198,613
Tenet Healthcare Corp.
10/01/20	6.000%	5,000,000	5,275,000
Total			35,136,032
Healthcare Insurance 0.2%
UnitedHealth Group, Inc.
07/15/25	3.750%	4,170,000	4,310,266
07/15/45	4.750%	750,000	791,711
Total			5,101,977
Healthcare REIT 2.1%
Alexandria Real Estate Equities, Inc.
06/15/23	3.900%	9,700,000	9,663,382
BioMed Realty LP
04/15/16	3.850%	6,492,000	6,558,128
HCP, Inc.
09/15/16	6.300%	5,612,000	5,854,697
11/15/23	4.250%	7,150,000	7,196,096
08/15/24	3.875%	2,000,000	1,956,686

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare REIT (continued)
Healthcare Realty Trust, Inc.
01/15/21	5.750%	$4,215,000	$4,723,573
Healthcare Trust of America Holdings LP
07/15/21	3.375%	8,900,000	8,885,413
Ventas Realty LP/Capital Corp.
04/01/20	2.700%	905,000	901,177
03/01/22	4.250%	978,000	1,020,766
Ventas Realty LP
01/15/26	4.125%	7,205,000	7,262,654
Welltower, Inc.
03/15/16	3.625%	2,100,000	2,120,834
06/01/16	6.200%	5,058,000	5,214,581
01/15/21	4.950%	667,000	726,737
01/15/22	5.250%	6,173,000	6,764,904
03/15/23	3.750%	780,000	777,669
Total			69,627,297
Independent Energy 0.1%
Marathon Oil Corp.
07/15/23	8.125%	2,000,000	2,304,516
Noble Energy, Inc.
11/15/24	3.900%	1,000,000	930,009
11/15/44	5.050%	1,700,000	1,472,173
Total			4,706,698
Integrated Energy 0.2%
Exxon Mobil Corp.
03/06/45	3.567%	2,100,000	1,981,010
Shell International Finance BV
05/11/45	4.375%	3,230,000	3,207,044
Total			5,188,054
Life Insurance 0.6%
Guardian Life Insurance Co. of America (The) (a)
06/19/64	4.875%	1,850,000	1,787,143
MassMutual Global Funding II (a)
10/17/22	2.500%	3,370,000	3,280,031
MetLife, Inc.
12/15/36	6.400%	2,975,000	3,242,750
Pricoa Global Funding I (a)
05/16/19	2.200%	4,000,000	4,028,392
Prudential Insurance Co. of America (The) (a)
07/01/25	8.300%	2,000,000	2,666,372
Teachers Insurance & Annuity Association of America (a)(b)
09/15/54	4.375%	3,920,000	3,982,434
Total			18,987,122
Midstream 1.0%
Boardwalk Pipeline Partners LP
02/01/23	3.375%	2,563,000	2,222,826

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Boardwalk Pipelines LP
06/01/18	5.200%	$1,000,000	$1,010,511
09/15/19	5.750%	1,150,000	1,213,272
Energy Transfer Equity LP
06/01/27	5.500%	565,000	468,950
Energy Transfer Partners LP
02/01/23	3.600%	2,510,000	2,259,657
02/01/24	4.900%	1,350,000	1,287,116
01/15/26	4.750%	2,500,000	2,300,215
10/01/43	5.950%	2,000,000	1,767,622
03/15/45	5.150%	2,000,000	1,560,162
12/15/45	6.125%	1,525,000	1,353,918
Enterprise Products Operating LLC
02/15/24	3.900%	1,350,000	1,325,433
Kinder Morgan Energy Partners LP
02/01/24	4.150%	1,000,000	906,917
05/01/24	4.300%	2,350,000	2,145,390
Rockies Express Pipeline LLC (a)
01/15/19	6.000%	1,000,000	960,000
04/15/20	5.625%	2,850,000	2,764,500
Sabine Pass LNG LP
11/30/16	7.500%	1,600,000	1,636,000
Sabine Pass Liquefaction LLC
05/15/24	5.750%	2,000,000	1,780,000
Texas Eastern Transmission LP (a)
10/15/22	2.800%	1,850,000	1,725,983
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	2,000,000	1,850,000
03/15/24	4.875%	2,000,000	1,790,502
Total			32,328,974
Office REIT 0.4%
Boston Properties LP
05/15/21	4.125%	1,351,000	1,438,908
Piedmont Operating Partnership LP
06/01/23	3.400%	4,815,000	4,562,338
Reckson Operating Partnership LP
03/31/16	6.000%	7,996,000	8,170,840
Total			14,172,086
Other Financial Institutions 0.1%
PT Perusahaan Gas Negara Persero Tbk (a)
05/16/24	5.125%	2,000,000	1,887,406
Other REIT 0.2%
ProLogis LP
08/15/17	4.500%	7,000,000	7,344,771
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)(b)
12/15/19	3.337%	1,600,000	1,544,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	$6,000,000	$6,060,000
Total			7,604,000
Pharmaceuticals 0.8%
AbbVie, Inc.
11/06/15	1.200%	8,010,000	8,014,110
Actavis Funding SCS
03/15/25	3.800%	1,500,000	1,449,058
Actavis Funding
03/15/45	4.750%	4,700,000	4,267,384
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	1,600,000	1,580,000
Gilead Sciences, Inc.
03/01/26	3.650%	3,000,000	3,013,965
Johnson & Johnson
12/05/43	4.500%	3,135,000	3,416,216
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	1,000,000	998,750
05/15/23	5.875%	790,000	754,944
04/15/25	6.125%	2,000,000	1,905,000
Total			25,399,427
Property & Casualty 0.6%
Berkshire Hathaway, Inc.
02/11/43	4.500%	6,302,000	6,279,848
Farmers Exchange Capital II (a)(b)
11/01/53	6.151%	4,810,000	5,118,047
Farmers Exchange Capital (a)
07/15/28	7.050%	3,225,000	3,976,457
Nationwide Mutual Insurance Co. (a)
04/01/33	7.875%	1,330,000	1,735,983
Nationwide Mutual Insurance Co. (a)(b)
12/15/24	2.627%	2,815,000	2,753,481
Total			19,863,816
Railroads 0.1%
Burlington Northern Santa Fe LLC
04/01/45	4.150%	4,000,000	3,726,752
Refining —%
Reliance Holdings USA, Inc.
10/19/20	4.500%	900,000	963,491
Retail REIT 0.4%
Regency Centers LP
06/15/17	5.875%	2,300,000	2,453,146
Vereit Operating Partnership LP
02/06/17	2.000%	5,950,000	5,831,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retail REIT (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC (a)
09/17/19	2.700%	$4,000,000	$3,981,080
Total			12,265,226
Retailers 0.3%
CVS Health Corp.
07/20/45	5.125%	6,465,000	6,949,571
Wal-Mart Stores, Inc.
10/02/43	4.750%	3,000,000	3,241,794
Total			10,191,365
Technology 0.1%
Apple, Inc.
05/13/45	4.375%	2,140,000	2,118,641
Microsoft Corp.
02/12/45	3.750%	3,000,000	2,771,949
Total			4,890,590
Wireless 0.2%
Sprint Communications, Inc. (a)
11/15/18	9.000%	4,875,000	5,118,750
Wirelines 0.6%
AT&T, Inc.
09/01/40	5.350%	500,000	493,915
06/15/45	4.350%	2,000,000	1,716,660
05/15/46	4.750%	6,355,000	5,823,067
Ooredoo International Finance Ltd.
02/21/23	3.250%	1,200,000	1,165,548
Verizon Communications, Inc.
09/15/16	2.500%	1,954,000	1,980,848
09/15/43	6.550%	975,000	1,151,908
08/21/46	4.862%	4,000,000	3,750,852
08/21/54	5.012%	349,000	317,640
Verizon Communications, Inc. (b)
06/09/17	0.733%	5,000,000	4,980,010
Total			21,380,448
Total Corporate Bonds & Notes (Cost: $639,199,799)			$633,955,251

Residential Mortgage-Backed Securities - Agency 24.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K151 Class A3
04/25/30	3.511%	7,010,000	7,361,832
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (b)
Series KS02 Class A
08/25/23	0.572%	7,849,103	7,849,102
Federal Home Loan Mortgage Corp.

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/01/30- 08/01/45	3.000%	$36,155,605	$36,770,991
09/01/30	2.500%	18,065,000	18,441,367
09/01/32- 08/01/45	3.500%	100,375,874	105,008,742
07/01/35- 07/01/41	5.000%	4,699,685	5,183,283
04/01/36- 11/01/39	6.000%	558,864	632,808
06/01/38- 02/01/41	5.500%	2,419,286	2,680,855
03/01/39- 04/01/41	4.500%	22,807,064	24,818,139
02/01/41- 02/01/45	4.000%	17,314,745	18,697,042
CMO Series 280 Class 30
09/15/42	3.000%	7,036,530	7,174,444
Federal Home Loan Mortgage Corp. (b)
CMO Series 2863 Class FM
10/15/31	0.707%	4,521,972	4,557,085
Federal Home Loan Mortgage Corp. (b)(d)
CMO IO Series 2980 Class SL
11/15/34	6.493%	502,751	119,413
Federal Home Loan Mortgage Corp. (d)
CMO IO Series 4037 Class PI
04/15/27	3.000%	1,581,604	155,574
CMO IO Series 4090 Class EI
08/15/22	2.500%	2,340,196	138,453
CMO IO Series 4093 Class IA
03/15/42	4.000%	2,157,500	659,758
Federal National Mortgage Association
12/01/25- 03/01/43	3.500%	12,232,598	12,916,194
05/01/33- 12/01/41	5.000%	2,502,024	2,760,043
10/01/33- 08/01/43	3.000%	10,552,922	10,762,319
11/01/38- 11/01/40	6.000%	7,884,320	8,992,036
07/01/43- 04/01/44	4.000%	23,861,697	25,885,338
CMO Series 2013-13 Class PH
04/25/42	2.500%	10,432,229	10,671,044
Federal National Mortgage Association (b)(d)
CMO IO Series 2004-94 Class HJ
10/25/34	6.506%	384,443	45,755
CMO IO Series 2006-8 Class HL
03/25/36	6.506%	2,542,251	508,243
CMO IO Series 2013-81 Class NS
10/25/42	6.006%	1,173,216	201,326
CMO IO Series 2013-M12 Class SA
10/25/17	6.476%	1,061,123	53,152
CMO IO Series 2013-M14 Class SA
08/25/18	6.456%	16,070,083	2,114,341
Federal National Mortgage Association (c)
11/13/44- 10/14/45	4.000%	95,100,000	101,358,446
10/14/45	3.000%	83,010,000	84,125,447

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/14/45	3.500%	$102,210,000	$106,620,995
10/14/45	4.500%	3,555,000	3,853,675
Federal National Mortgage Association (d)
CMO IO Series 2013-45 Class IK
02/25/43	3.000%	869,251	109,005
Government National Mortgage Association
08/15/33- 11/15/39	4.500%	455,035	500,462
04/15/35- 11/15/41	5.000%	1,506,705	1,675,194
07/15/40- 12/15/41	4.000%	5,574,963	5,965,228
05/20/45- 07/20/45	3.500%	19,633,191	20,600,813
08/20/45	3.000%	36,931,918	37,742,699
Government National Mortgage Association (b)(d)
CMO IO Series 2011-78 Class IX
08/16/46	0.779%	30,455,466	1,236,583
CMO IO Series 2013-124 Class SB
10/20/41	5.934%	4,255,583	495,133
Government National Mortgage Association (c)
10/23/44	4.000%	4,455,000	4,746,403
10/23/44	4.500%	5,785,000	6,214,357
10/21/45	3.500%	82,745,000	86,697,993
Government National Mortgage Association (e)
CMO PO Series 2006-26 Class PO
06/20/36	0.000%	84,836	78,616
NCUA Guaranteed Notes (b)
CMO Series 2010-R3 Class 2A
12/08/20	0.763%	12,680,853	12,753,173
CMO Series 2011-R4 Class 1A
03/06/20	0.583%	2,295,924	2,299,242
Total Residential Mortgage-Backed Securities - Agency (Cost: $785,555,434)			$792,232,143

Residential Mortgage-Backed Securities - Non-Agency 7.0%
BCAP LLC Trust (a)(b)
03/26/37	2.125%	4,181,010	4,172,397
CMO Series 2014-RR2 Class 11A1
05/26/37	0.340%	7,062,016	6,770,638
BCAP LLC Trust (b)
CMO Series 2007-AA1 Class 2A1
03/25/37	0.374%	10,372,369	8,920,839
Banc of America Funding Trust Series 2006-G Class 2A1 (b)
07/20/36	0.436%	3,471,798	3,236,427
Chevy Chase Funding LLC Mortgage-Backed Certificates CMO Series 2004-1A Class A1 (AMBAC) (a)(b)
01/25/35	0.474%	59,621	53,694
CitiMortgage Alternative Loan Trust CMO Series 2006-A5 Class 1A12
10/25/36	6.000%	4,328,449	3,832,699
Citigroup Mortgage Loan Trust, Inc. (a)(b)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2015-6 Class 1A1
05/20/47	0.413%	$10,951,960	$10,592,189
CMO Series 2015-6 Class 2A1
12/25/35	0.475%	12,200,094	11,584,475
Countrywide Alternative Loan Trust (b)
CMO Series 2005-76 Class 1A1
01/25/36	1.679%	8,954,518	8,196,098
Series 2006-HY12 Class A5
08/25/36	3.584%	15,894,193	15,248,746
Credit Suisse First Boston Mortgage Securities Corp. (b)
CMO Series 2004-AR8 Class 7A1
09/25/34	2.603%	1,038,925	1,021,333
Series 2004-AR5 Class 2A1
06/25/34	2.569%	4,105,791	4,106,825
Credit Suisse Mortgage Capital Certificates (a)
CMO Series 2015-5R Class 1A1
09/27/46	1.066%	9,831,184	9,576,925
Series 2009-14R Class 2A1
06/26/37	5.000%	3,231,956	3,314,581
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2009-3R Class 30A1
07/27/37	2.375%	2,869,712	2,873,167
CMO Series 2014-6R Class 5A1
07/27/36	0.311%	4,300,638	4,044,131
CMO Series 2015-5R Class 2A1
04/27/47	0.474%	9,641,826	9,241,826
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/37	6.000%	2,039,440	1,587,718
First Horizon Alternative Mortgage Securities Trust (b)
CMO Series 2005-AA10 Class 2A1
12/25/35	2.258%	6,251,218	5,459,345
CMO Series 2005-AA7 Class 2A1
09/25/35	2.257%	5,637,810	5,020,650
CMO Series 2005-AA8 Class 2A1
10/25/35	2.340%	11,536,914	9,948,050
GMAC Mortgage Loan Trust CMO Series 2005-AR6 Class 2A1 (b)
11/19/35	3.019%	4,119,055	3,787,578
GSAA Home Equity Trust Series 2005-9 Class 1A1 (b)
08/25/35	0.474%	3,653,661	3,510,087
GSR Mortgage Loan Trust CMO Series 2005-AR6 Class 4A5 (b)
09/25/35	2.809%	2,389,842	2,412,376
IndyMac Index Mortgage Loan Trust (b)
CMO Series 2005-AR15 Class A1
09/25/35	2.574%	2,464,005	2,098,058
CMO Series 2006-AR27 Class 1A3
10/25/36	0.464%	8,183,514	5,455,932
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class A2C (b)
08/25/36	0.394%	1,201,404	1,196,019
Merrill Lynch Mortgage-Backed Securities Trust CMO Series 2007-2 Class 1A1 (b)
08/25/36	2.780%	4,630,689	4,271,037

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A (b)
04/25/35	0.454%	$4,504,203	$4,185,216
MortgageIT Trust CMO Series 2005-4 Class A1 (b)
10/25/35	0.474%	11,692,861	10,665,047
Nomura Resecuritization Trust (a)(b)
CMO Series 2014-2R Class 2A1
10/26/36	0.519%	4,543,360	4,486,568
CMO Series 2014-3R Class 1A1
01/26/37	0.015%	7,014,961	6,850,239
CMO Series 2015-2R Class 2A1
03/26/36	0.379%	10,202,986	9,606,879
RALI Trust CMO Series 2005-QA8 Class CB21 (b)
07/25/35	3.299%	3,699,105	3,034,709
Saxon Asset Securities Trust Series 2006-2 Class A2 (b)
09/25/36	0.324%	4,580,858	4,387,363
WaMu Mortgage Pass-Through Certificates Trust (b)
CMO Series 2003-AR10 Class A7
10/25/33	2.464%	2,203,676	2,249,799
CMO Series 2003-AR9 Class 1A6
09/25/33	2.520%	1,580,361	1,598,921
CMO Series 2005-AR15 Class A1A1
11/25/45	0.454%	5,823,552	5,448,882
CMO Series 2006-AR11 Class 1A
09/25/46	1.159%	11,584,771	9,638,391
CMO Series 2007-HY2 Class 1A1
12/25/36	2.290%	7,008,108	6,297,100
Series 2005-AR4 Class A5
04/25/35	2.450%	3,244,237	3,171,819
WaMu Mortgage Pass-Through Certificates CMO Series 2006-AR4 Class 1A1A (b)
05/25/46	1.123%	7,632,314	7,107,936
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $231,407,335)			$230,262,709

Commercial Mortgage-Backed Securities - Agency 4.7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K501 Class A2
11/25/16	1.655%	997,039	1,003,158
Series KSCT Class A2
01/25/20	4.285%	2,910,000	3,231,217
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (b)
Series KF05 Class A
09/25/21	0.549%	15,261,727	15,271,119
Federal National Mortgage Association
01/01/18	3.770%	3,953,850	3,947,823
04/01/19	2.300%	8,152,604	8,322,408

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
05/01/19	4.450%	$7,633,820	$8,404,810
12/01/19	4.514%	6,699,232	7,409,241
10/01/20	3.540%	3,800,000	4,092,710
12/01/20	3.619%	3,482,658	3,752,031
01/01/21	4.449%	7,717,578	8,588,392
04/01/21	4.250%	3,941,000	4,374,480
06/01/21	4.380%	9,120,807	10,094,476
08/01/21	3.840%	9,551,613	10,399,106
06/01/23	2.764%	3,670,187	3,797,619
12/01/23	2.440%	3,200,000	3,198,005
05/01/25	2.670%	9,119,000	9,126,672
08/01/25	3.850%	3,629,945	3,981,972
08/01/25	3.850%	4,030,792	4,421,693
05/01/27	2.965%	7,285,066	7,319,689
01/01/29	4.080%	6,974,768	7,744,415
Federal National Mortgage Association (b)
Series 2001-M2 Class Z2
06/25/31	6.300%	278,074	292,281
Series 2014-M12 Class FA
10/25/21	0.499%	6,097,647	6,123,021
Series 2015-M2 Class A3
12/25/24	3.160%	13,024,405	13,587,841
Government National Mortgage Association
Series 2010-136 Class B
12/16/36	2.766%	3,497,603	3,527,210
Government National Mortgage Association (b)(d)
CMO IO Series 2010-155 Class IO
06/16/39	0.737%	6,512,660	336,196
CMO IO Series 2011-121 Class IO
06/16/43	0.948%	14,904,306	492,513
CMO IO Series 2012-55 Class IO
04/16/52	0.980%	3,310,881	142,384
Government National Mortgage Association (d)
CMO IO Series 2012-125 Class IK
08/16/52	0.561%	25,000,000	424,375
Total Commercial Mortgage-Backed Securities - Agency (Cost: $152,330,539)			$153,406,857

Commercial Mortgage-Backed Securities - Non-Agency 3.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (b)
09/10/47	5.315%	2,918,673	2,915,626
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class A2
09/10/45	1.813%	3,000,000	3,024,084
Citigroup/Deutsche Bank Commercial Mortgage Trust (b)
Series 2006-CD2 Class A1B
01/15/46	5.488%	2,412,630	2,414,377
Series 2007-CD4 Class A1A
12/11/49	5.289%	7,344,616	7,577,007
Commercial Mortgage Trust Series 2001-J2A Class G (a)(b)
07/16/34	7.380%	4,400,000	4,591,686

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1A (b)
01/15/49	5.526%	$4,435,901	$4,617,117
DBUBS Mortgage Trust
Series 2011-LC3A Class A2
08/10/44	3.642%	6,646,297	6,720,344
DBUBS Mortgage Trust (a)(b)
Series 2011-LC2A Class A1FL
07/12/44	1.557%	3,505,297	3,494,641
GMAC Commercial Mortgage Securities, Inc. Series 2006-C1 Class A1A (b)
11/10/45	5.233%	7,551,059	7,563,926
GS Mortgage Securities Corp. II Series 2012-GCJ7 Class A2
05/10/45	2.318%	11,160,000	11,284,724
GS Mortgage Securities Trust
Series 2012-GC6 Class A2
01/10/45	2.539%	3,250,000	3,287,940
GS Mortgage Securities Trust (a)
Series 2011-GC3 Class A2
03/10/44	3.645%	4,419,974	4,425,164
JPMorgan Chase Commercial Mortgage Securities Trust (a)
Series 2010-CNTR Class A2
08/05/32	4.311%	12,000,000	13,147,397
Series 2011-C3 Class A2
02/15/46	3.673%	1,440,755	1,462,061
Series 2011-C3 Class A3
02/15/46	4.388%	6,100,000	6,474,318
Series 2011-C4 Class A3
07/15/46	4.106%	5,200,000	5,487,742
LB Commercial Mortgage Trust Series 2007-C3 Class A1A (b)
07/15/44	6.051%	3,124,133	3,318,448
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class A1A
12/12/49	5.166%	4,255,061	4,398,741
Morgan Stanley Capital I Trust (a)
Series 2011-C1 Class A2
09/15/47	3.884%	3,078,064	3,090,028
Morgan Stanley Capital I Trust (b)
Series 2007-HQ11 Class A1A
02/12/44	5.422%	3,077,952	3,212,403
UBS Commercial Mortgage Trust Series 2012-C1 Class A2
05/10/45	2.180%	7,200,000	7,273,037
WF-RBS Commercial Mortgage Trust (a)
Series 2011-C2 Class A2
02/15/44	3.791%	4,939,782	4,948,980
Series 2011-C3 Class A2
03/15/44	3.240%	7,716,561	7,767,760

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class A4 (b)
01/15/45	5.418%	$1,973,932	$1,974,990
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $126,402,275)			$124,472,541

Asset-Backed Securities - Non-Agency 8.5%
Asset-Backed Funding Certificates Trust (b)
Series 2005-HE1 Class M1
03/25/35	0.824%	13,320,608	12,992,255
Series 2005-WF1 Class A2C
12/25/34	0.814%	6,684,701	6,650,522
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE12 Class M1 (b)
12/25/35	0.674%	16,361,433	16,003,265
Citibank Credit Card Issuance Trust Series 2014-A3 Class A3 (b)
05/09/18	0.403%	8,255,000	8,253,357
Citigroup Mortgage Loan Trust, Inc. Series 2006-NC1 Class A2C (b)
08/25/36	0.334%	5,923,087	5,315,325
Education Loan Asset-Backed Trust I (a)(b)
Series 2013-1 Class A1
06/25/26	0.994%	15,479,302	15,371,303
Series 2013-1 Class A2
04/26/32	0.994%	3,090,000	2,974,649
Encore Credit Receivables Trust Series 2005-4 Class M1 (b)
01/25/36	0.614%	12,648,857	12,582,211
Global SC Finance II SRL Series 2014-1A Class A2 (a)
07/17/29	3.090%	4,871,583	4,910,524
Henderson Receivables LLC Series 2014-2A Class A (a)
01/17/73	3.610%	3,678,469	3,824,641
Higher Education Funding I Series 2014-1 Class A (a)(b)
05/25/34	1.379%	2,854,478	2,773,918
Honda Auto Receivables Owner Trust Series 2013-3 Class A3
05/15/17	0.770%	4,628,649	4,629,154
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2 Class A2C (b)
05/25/37	0.434%	6,020,231	3,589,093
Nationstar Home Equity Loan Trust Series 2006-B Class AV4 (b)
09/25/36	0.474%	12,800,000	11,868,122
Navient Student Loan Trust (b)
Series 2014-1 Class A3
06/25/31	0.705%	7,700,000	7,563,611

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-2 Class A
03/25/43	0.835%	$8,477,940	$7,954,232
Series 2014-3 Class A
03/25/43	0.815%	8,505,245	7,991,248
Series 2014-4 Class A
03/25/43	0.815%	6,451,663	6,049,657
Series 2015-2 Class A3
11/26/40	0.764%	10,890,000	10,469,538
Nelnet Student Loan Trust (a)(b)
Series 2012-5A Class A
10/27/36	0.794%	92,290	88,961
Series 2014-4A Class A2
11/25/43	1.144%	4,345,000	3,977,131
Residential Asset Securities Corp. Trust Series 2005-KS8 Class M2 (b)
08/25/35	0.644%	6,500,000	6,397,294
SLC Student Loan Trust Series 2006-1 Class B (b)
03/15/39	0.547%	620,222	522,691
SLM Student Loan Trust (a)(b)
Series 2003-11 Class A5
12/15/22	0.387%	1,789,878	1,782,360
Series 2004-5A Class A5
10/25/23	0.895%	7,531,370	7,517,595
Series 2004-8A Class A5
04/25/24	0.795%	5,797,894	5,756,953
Series 2009-3 Class A
01/25/45	0.944%	8,091,046	7,644,388
SLM Student Loan Trust (b)
Series 2003-14 Class A5
01/25/23	0.525%	1,670,736	1,650,475
Series 2005-4 Class A3
01/25/27	0.415%	10,747,356	10,203,529
Series 2007-3 Class A4
01/25/22	0.355%	13,250,000	12,451,913
Series 2007-6 Class A4
10/25/24	0.675%	8,500,000	8,156,515
Series 2007-7 Class B
10/25/28	1.045%	1,990,000	1,585,453
Series 2007-8 Class B
04/27/43	1.295%	2,855,965	2,429,840
Series 2008-4 Class A4
07/25/22	1.945%	2,900,000	2,912,534
Series 2008-5 Class B
07/25/29	2.145%	5,860,000	5,436,322
Series 2008-8 Class A4
04/25/23	1.795%	2,925,000	2,936,334
Series 2008-9 Class A
04/25/23	1.795%	12,560,539	12,591,940
Series 2008-9 Class B
10/25/29	2.545%	5,775,000	5,559,073
Series 2012-3 Class A
12/26/25	0.844%	6,553,419	6,430,523
Soundview Home Loan Trust (b)
Series 2005-OPT4 Class 2A3
12/25/35	0.454%	4,174,193	4,100,435
Series 2006-WF2 Class A2C
12/25/36	0.334%	1,599,721	1,586,530

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Structured Asset Investment Loan Trust Series 2005-8 Class A4 (b)
10/25/35	0.554%	$3,002,372	$2,945,720
Wachovia Student Loan Trust Series 2006-1 Class A6 (a)(b)
04/25/40	0.465%	13,000,000	11,732,396
Total Asset-Backed Securities - Non-Agency (Cost: $283,781,150)			$278,163,530

Inflation-Indexed Bonds 5.1%
United States 5.1%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	16,450,458	16,288,947
07/15/16	2.500%	9,642,998	9,801,452
07/15/24	0.125%	18,890,667	18,023,868
01/15/25	0.250%	48,697,308	46,675,250
07/15/25	0.375%	2,284,460	2,225,297
02/15/43	0.625%	6,207,419	5,228,783
02/15/44	1.375%	31,032,623	31,486,382
02/15/45	0.750%	42,449,191	36,811,981
Total			166,541,960
Total Inflation-Indexed Bonds (Cost: $175,489,362)			$166,541,960

U.S. Treasury Obligations 23.6%
U.S. Treasury
08/31/17	0.625%	278,820,000	278,809,126
08/31/20	1.375%	162,885,000	163,088,606
09/30/20	1.375%	175,555,000	175,555,000
08/15/25	2.000%	60,130,000	59,812,153
08/15/45	2.875%	92,710,000	92,664,109
Total U.S. Treasury Obligations (Cost: $766,263,529)			$769,928,994

U.S. Government & Agency Obligations 0.8%
Federal Farm Credit Banks
10/22/25	2.730%	4,740,000	4,671,341
10/23/25	2.680%	2,775,000	2,762,071
10/18/27	2.950%	1,920,000	1,880,488
Federal Home Loan Banks
07/30/25	2.850%	4,345,000	4,345,426
Federal Home Loan Banks (b)
06/28/30	1.250%	12,735,000	12,742,769
Total U.S. Government & Agency Obligations (Cost: $25,784,463)			$26,402,095

Foreign Government Obligations(f) 0.8%
Brazil 0.1%
Brazilian Government International Bond
01/22/21	4.875%	1,700,000	1,595,875

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (f) (continued)
Colombia 0.1%
Colombia Government International Bond
07/12/21	4.375%	$1,500,000	$1,527,750
Croatia —%
Croatia Government International Bond
07/14/20	6.625%	1,400,000	1,517,740
El Salvador —%
El Salvador Government International Bond
12/01/19	7.375%	250,000	258,750
Hungary 0.1%
Magyar Export-Import Bank Zrt. (a)
01/30/20	4.000%	2,000,000	2,009,000
Kazakhstan —%
KazMunayGas National Co. JSC
04/30/23	4.400%	700,000	588,000
Lithuania —%
Republic of Lithuania
02/11/20	7.375%	900,000	1,080,000
Mexico 0.1%
Mexico Government International Bond
01/21/21	3.500%	1,500,000	1,526,250
Morocco —%
OCP SA
04/25/24	5.625%	500,000	509,480
Panama —%
Panama Government International Bond
01/30/20	5.200%	800,000	863,000
Peru —%
Corporacion Financiera de Desarrollo SA (a)
07/15/19	3.250%	1,500,000	1,501,125

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (f) (continued)
Philippines —%
Philippine Government International Bond
01/21/24	4.200%	$1,350,000	$1,479,866
Romania 0.1%
Romanian Government International Bond
01/22/24	4.875%	1,800,000	1,941,750
Russian Federation 0.1%
Russian Foreign Bond - Eurobond
04/29/20	5.000%	1,700,000	1,757,375
Serbia —%
Republic of Serbia
02/25/20	4.875%	800,000	808,096
South Africa —%
South Africa Government International Bond
01/17/24	4.665%	1,000,000	990,000
Sri Lanka —%
Sri Lanka Government International Bond
01/14/19	6.000%	700,000	706,998
Turkey 0.1%
Hazine Mustesarligi Varlik Kiralam AS (a)
10/10/18	4.557%	1,600,000	1,656,000
Venezuela —%
Venezuela Government International Bond
10/13/19	7.750%	1,300,000	445,250
Virgin Islands 0.1%
Huarong Finance II Co., Ltd.
01/16/25	5.500%	1,800,000	1,840,539
Total Foreign Government Obligations (Cost: $25,825,062)			$24,602,844

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.7%
California 0.2%
University of California Revenue Bonds Taxable Series 2011Y-1 (b)
07/01/41	0.693%	$6,575,000	$6,573,356
New York 0.5%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/31	5.206%	2,400,000	2,687,736
Series 2010
10/01/24	5.047%	5,000,000	5,659,050
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Build America Bonds Series 2010
08/01/37	5.508%	2,110,000	2,546,432
New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	4,375,000	4,580,538
Total			15,473,756
Total Municipal Bonds (Cost: $21,879,598)			$22,047,112

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.5%
Environmental —%
STI Infrastructure SARL Term Loan (b)(g)
08/22/20	6.250%	658,149	598,916
Finance Companies 0.1%
Delos Finance SARL Term Loan (b)(g)
03/06/21	3.500%	1,500,000	1,494,375
Gaming —%
Twin River Management Group, Inc. Term Loan (b)(g)
07/10/20	5.250%	1,426,788	1,423,934

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Independent Energy 0.1%
EMG Utica LLC Term Loan (b)(g)
03/27/20	4.750%	$1,403,523	$1,328,084
MEG Energy Corp. Term Loan (b)(g)
03/31/20	3.750%	1,480,777	1,380,825
Total			2,708,909
Midstream —%
Power Buyer LLC 1st Lien Term Loan (b)(g)
05/06/20	4.250%	1,482,016	1,462,261
Oil Field Services —%
Drillships Ocean Ventures, Inc. Term Loan (b)(g)
07/25/21	5.500%	1,485,000	983,812
Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc. Tranche B-F1 Term Loan (b)(g)
04/01/22	4.000%	2,244,375	2,218,856
Technology 0.1%
First Data Corp. Term Loan (b)(g)
03/24/17	3.696%	1,500,000	1,492,035

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Transportation Services —%
OSG International, Inc. Term Loan (b)(g)
08/05/19	5.750%	$1,481,250	$1,474,777
Wirelines 0.1%
Level 3 Financing, Inc. Tranche B3 Term Loan (b)(g)
08/01/19	4.000%	1,500,000	1,498,500
Total Senior Loans (Cost: $16,163,144)			$15,356,375

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills —%
UNITED STATES —%
U.S. Treasury Bills (h)
10/15/15	0.010%	260,000	259,998
01/07/16	0.010%	370,000	369,994
Total			629,992
Total Treasury Bills (Cost: $629,910)			$629,992

	Shares	Value

Money Market Funds 12.9%
Columbia Short-Term Cash Fund, 0.169% (i)(j)	421,479,387	$421,479,387
Total Money Market Funds (Cost: $421,479,387)		$421,479,387
Total Investments
(Cost: $3,672,190,987) (k)		$3,659,481,790(l)
Other Assets & Liabilities, Net		(392,942,478)
Net Assets		$3,266,539,312

At September 30, 2015, securities totaling $629,998 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	252	USD	32,441,064	12/2015	162,901	—
US 5YR NOTE (CBT)	204	USD	24,585,189	12/2015	26,939	—
US 5YR NOTE (CBT)	104	USD	12,533,626	12/2015	54,229	—
Total			69,559,879		244,069	—

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $324,144,826 or 9.92% of net assets.

(b)	Variable rate security.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(f)	Principal and interest may not be guaranteed by the government.
(g)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	300,917,628	2,832,840,798	(2,712,279,039)	421,479,387	414,674	421,479,387

(k)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $3,672,191,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$21,483,000
Unrealized Depreciation	(34,192,000)
Net Unrealized Depreciation	$(12,709,000)

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	633,955,251	—	633,955,251
Residential Mortgage-Backed Securities - Agency	—	792,232,143	—	792,232,143
Residential Mortgage-Backed Securities - Non-Agency	—	225,776,141	4,486,568	230,262,709
Commercial Mortgage-Backed Securities - Agency	—	153,406,857	—	153,406,857
Commercial Mortgage-Backed Securities - Non-Agency	—	124,472,541	—	124,472,541
Asset-Backed Securities - Non-Agency	—	278,163,530	—	278,163,530
Inflation-Indexed Bonds	—	166,541,960	—	166,541,960
U.S. Treasury Obligations	769,928,994	—	—	769,928,994
U.S. Government & Agency Obligations	—	26,402,095	—	26,402,095
Foreign Government Obligations	—	24,602,844	—	24,602,844
Municipal Bonds	—	22,047,112	—	22,047,112
Senior Loans	—	14,757,459	598,916	15,356,375
Treasury Bills	629,992	—	—	629,992
Money Market Funds	—	421,479,387	—	421,479,387
Total Investments	770,558,986	2,883,837,320	5,085,484	3,659,481,790
Derivatives
Assets
Futures Contracts	244,069	—	—	244,069
Total	770,803,055	2,883,837,320	5,085,484	3,659,725,859

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	300,917,628	300,917,628	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2014	15,188,413	6,957,732	—	22,146,145
Increase (decrease) in accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	(199,149)	1,535	(197,614)
Change in unrealized appreciation (depreciation)(a)	—	226,362	(43,878)	182,484
Sales	—	(2,498,377)	(307,026)	(2,805,403)
Purchases	—	—	—	—
Transfers into Level 3	—	—	948,285	948,285
Transfers out of Level 3	(15,188,413)	—	—	(15,188,413)
Balance as of September 30, 2015	—	4,486,568	598,916	5,085,484

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2015 was ($43,878), which is comprised of Senior Loans.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Victory Established Value Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
CONSUMER DISCRETIONARY 14.0%
Auto Components 1.6%
Johnson Controls, Inc.	80,160	$3,315,418
Automobiles 0.4%
Harley-Davidson, Inc.	13,950	765,855
Hotels, Restaurants & Leisure 1.5%
Panera Bread Co., Class A (a)	16,530	3,197,067
Household Durables 1.2%
NVR, Inc. (a)	1,720	2,623,378
Media 3.3%
Gannett Co., Inc.	191,450	2,820,058
Interpublic Group of Companies, Inc. (The)	106,300	2,033,519
TEGNA, Inc.	100,100	2,241,239
Total		7,094,816
Multiline Retail 2.9%
Dollar General Corp.	53,410	3,869,020
Nordstrom, Inc.	33,150	2,377,187
Total		6,246,207
Specialty Retail 2.3%
GNC Holdings, Inc., Class A	80,980	3,273,212
Ross Stores, Inc.	33,870	1,641,679
Total		4,914,891
Textiles, Apparel & Luxury Goods 0.8%
Fossil Group, Inc. (a)	32,000	1,788,160
TOTAL CONSUMER DISCRETIONARY		29,945,792
CONSUMER STAPLES 6.5%
Food & Staples Retailing 0.7%
Casey’s General Stores, Inc.	14,310	1,472,785
Food Products 5.8%
Flowers Foods, Inc.	143,090	3,540,047
Ingredion, Inc.	25,100	2,191,481
JM Smucker Co. (The)	31,300	3,571,017
McCormick & Co., Inc.	39,060	3,209,951
Total		12,512,496
TOTAL CONSUMER STAPLES		13,985,281

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 4.6%
Oil, Gas & Consumable Fuels 4.6%
Cimarex Energy Co.	27,100	$2,777,208
Devon Energy Corp.	95,600	3,545,804
Energen Corp.	71,290	3,554,519
Total		9,877,531
TOTAL ENERGY		9,877,531
FINANCIALS 21.4%
Banks 4.0%
Citizens Financial Group, Inc.	188,540	4,498,565
SunTrust Banks, Inc.	107,389	4,106,555
Total		8,605,120
Capital Markets 2.5%
Invesco Ltd.	96,250	3,005,888
Waddell & Reed Financial, Inc., Class A	68,890	2,395,305
Total		5,401,193
Insurance 10.7%
Aflac, Inc.	60,500	3,516,865
Alleghany Corp. (a)	9,150	4,283,206
American Financial Group, Inc.	35,500	2,446,305
Chubb Corp. (The)	17,680	2,168,452
Markel Corp. (a)	1,980	1,587,683
Marsh & McLennan Companies, Inc.	50,460	2,635,021
Progressive Corp. (The)	24,270	743,633
Unum Group	174,030	5,582,882
Total		22,964,047
Real Estate Investment Trusts (REITs) 3.6%
Alexandria Real Estate Equities, Inc.	39,633	3,355,726
DDR Corp.	272,850	4,196,433
Total		7,552,159
Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc.	8,810	1,266,614
TOTAL FINANCIALS		45,789,133
HEALTH CARE 6.8%
Health Care Equipment & Supplies 5.0%
CR Bard, Inc.	18,800	3,502,628
DENTSPLY International, Inc.	81,120	4,102,239
St. Jude Medical, Inc.	47,360	2,987,942
Total		10,592,809

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 0.7%
Mednax, Inc. (a)	20,170	$1,548,854
Life Sciences Tools & Services 1.1%
PerkinElmer, Inc.	53,030	2,437,259
TOTAL HEALTH CARE		14,578,922
INDUSTRIALS 14.7%
Building Products 2.7%
Masco Corp.	148,160	3,730,669
Owens Corning	48,440	2,030,120
Total		5,760,789
Commercial Services & Supplies 2.2%
Cintas Corp.	20,240	1,735,580
Republic Services, Inc.	71,460	2,944,152
Total		4,679,732
Construction & Engineering 1.0%
Jacobs Engineering Group, Inc. (a)	56,700	2,122,281
Electrical Equipment 2.4%
Hubbell, Inc., Class B	28,040	2,381,998
Rockwell Automation, Inc.	28,145	2,855,873
Total		5,237,871
Machinery 6.4%
Allison Transmission Holdings, Inc.	91,710	2,447,740
Ingersoll-Rand PLC	43,400	2,203,418
Kennametal, Inc.	73,760	1,835,887
Parker-Hannifin Corp.	28,370	2,760,401
Xylem, Inc.	138,280	4,542,498
Total		13,789,944
TOTAL INDUSTRIALS		31,590,617
INFORMATION TECHNOLOGY 14.9%
Communications Equipment 1.3%
Juniper Networks, Inc.	105,523	2,712,996
Electronic Equipment, Instruments & Components 3.1%
Avnet, Inc.	77,550	3,309,834
Keysight Technologies, Inc. (a)	106,220	3,275,825
Total		6,585,659
IT Services 5.6%
Booz Allen Hamilton Holdings Corp.	112,750	2,955,177

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Broadridge Financial Solutions, Inc.	53,060	$2,936,871
Fidelity National Information Services, Inc.	55,660	3,733,673
Teradata Corp. (a)	83,850	2,428,296
Total		12,054,017
Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	35,680	2,012,709
KLA-Tencor Corp.	60,970	3,048,500
ON Semiconductor Corp. (a)	252,040	2,369,176
Total		7,430,385
Software 1.4%
Synopsys, Inc. (a)	67,690	3,125,924
TOTAL INFORMATION TECHNOLOGY		31,908,981
MATERIALS 7.1%
Chemicals 2.3%
International Flavors & Fragrances, Inc.	16,550	1,708,953
Scotts Miracle-Gro Co., Class A	51,500	3,132,230
Total		4,841,183
Containers & Packaging 3.3%
AptarGroup, Inc.	59,150	3,901,534
Avery Dennison Corp.	56,230	3,180,931
Total		7,082,465
Metals & Mining 1.5%
Reliance Steel & Aluminum Co.	60,272	3,255,291
TOTAL MATERIALS		15,178,939
UTILITIES 7.3%
Electric Utilities 1.9%
Xcel Energy, Inc.	114,382	4,050,266
Gas Utilities 1.9%
Atmos Energy Corp.	69,750	4,058,055
Multi-Utilities 3.5%
Alliant Energy Corp.	63,740	3,728,153
DTE Energy Co.	47,830	3,844,097
Total		7,572,250
TOTAL UTILITIES		15,680,571
Total Common Stocks (Cost: $205,505,470)		$208,535,767

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	3,835,949	$3,835,949
Total Money Market Funds (Cost: $3,835,949)		$3,835,949

Total Investments
(Cost: $209,341,419)	$212,371,716(d	)
Other Assets & Liabilities, Net	1,975,273
Net Assets	$214,346,989

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,651,937	143,053,353	(161,869,341)	3,835,949	10,914	3,835,949

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	29,945,792	—	—	29,945,792
Consumer Staples	13,985,281	—	—	13,985,281
Energy	9,877,531	—	—	9,877,531
Financials	45,789,133	—	—	45,789,133
Health Care	14,578,922	—	—	14,578,922
Industrials	31,590,617	—	—	31,590,617
Information Technology	31,908,981	—	—	31,908,981
Materials	15,178,939	—	—	15,178,939
Utilities	15,680,571	—	—	15,680,571
Total Common Stocks	208,535,767	—	—	208,535,767
Money Market Funds	—	3,835,949	—	3,835,949
Total Investments	208,535,767	3,835,949	—	212,371,716

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	22,651,937	22,651,937	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio – Wells Fargo Short Duration Government Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 46.9%
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-11 Class A8
01/25/28	6.500%	$1,687,607	$1,914,139
Federal Home Loan Mortgage Corp.
08/01/18-04/01/31	4.500%	74,952,925	77,879,996
02/01/26-04/01/32	4.000%	11,422,520	12,229,008
05/01/41	5.500%	1,015,717	1,156,173
CMO Series 2638 Class MJ
07/15/33	5.000%	4,988,740	5,521,229
CMO Series 2744 Class JH
02/15/34	5.000%	4,426,494	4,886,699
CMO Series 2762 Class LY
03/15/34	5.000%	2,452,782	2,705,608
CMO Series 3272 Class PA
02/15/37	6.000%	2,840,969	3,254,392
CMO Series 3537 Class DL
05/15/39	6.000%	3,790,864	4,352,530
CMO Series 3574 Class D
09/15/39	5.000%	2,904,090	3,220,433
CMO Series 4227 Class AB
10/15/37	3.500%	1,578,476	1,667,865
CMO Series 4382 Class AB
07/15/40	3.000%	2,596,622	2,682,064
CMO Series 4483 Class PA
06/15/45	2.500%	10,954,142	11,124,226
Structured Pass-Through Securities
CMO Series T-60 Class 1A2
03/25/44	7.000%	180,378	220,917
Federal Home Loan Mortgage Corp. (a)
07/01/38	5.887%	3,541,923	3,766,271
08/01/41	3.122%	8,314,509	8,756,120
07/01/42	3.140%	3,096,121	3,222,343
12/01/43	3.032%	8,610,091	8,981,541
05/01/44	2.945%	1,735,105	1,808,101
09/01/45	2.968%	3,616,358	3,744,839
09/01/45	2.988%	3,078,000	3,189,961
Structured Pass-Through Securities
CMO Series T-41 Class 3A
07/25/32	6.104%	1,931,600	2,237,843
Federal Home Loan Mortgage Corp. (a)(b)
10/01/45	2.972%	2,785,000	2,884,351
Federal Home Loan Mortgage Corp. (c)(d)
Structured Pass-Through Securities
CMO Series T-57 Class 1A3
07/25/43	7.500%	—	—
CMO Series T-59 Class 1A3
10/25/43	7.500%	—	—
CMO Series T-60 Class 1A3
03/25/44	7.500%	—	—
Federal National Mortgage Association
01/01/20-10/01/26	4.500%	137,505,117	143,029,190
02/01/23-07/25/40	5.000%	13,058,026	14,049,925

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
12/01/25-03/01/33	4.000%	$21,246,560	$22,829,888
11/01/29-08/01/30	3.500%	20,108,829	21,409,901
06/01/40-08/01/41	5.500%	3,344,079	3,801,687
CMO Series 1993-201 Class L
10/25/23	6.500%	1,028,221	1,152,272
CMO Series 2000-T6 Class A1
06/25/30	7.500%	632,158	728,498
CMO Series 2001-T1 Class A1
10/25/40	7.500%	5,193,506	6,156,600
CMO Series 2002-90 Class A1
06/25/42	6.500%	30,046	34,492
CMO Series 2003-25 Class KP
04/25/33	5.000%	3,487,974	3,856,193
CMO Series 2003-63 Class GB
07/25/33	4.000%	6,377,987	6,819,421
CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	890,950	1,046,416
CMO Series 2006-4 Class MD
03/25/35	6.000%	1,062,139	1,123,745
CMO Series 2010-71 Class HJ
07/25/40	5.500%	2,546,183	2,909,493
CMO Series 2010-98 Class EA
09/25/30	4.000%	3,211,174	3,454,417
CMO Series 2011-46 Class BA
04/25/37	4.000%	5,034,101	5,256,437
CMO Series 2012-28 Class PT
03/25/42	4.000%	5,248,091	5,603,560
CMO Series 2013-103 Class H
03/25/38	4.500%	10,476,931	11,458,693
CMO Series 2015-53 Class MA
06/25/45	2.500%	23,848,382	24,490,428
CMO Series 2015-69 Class MC
09/25/45	2.500%	13,004,667	13,309,003
Federal National Mortgage Association (a)
03/01/41	3.510%	1,868,831	1,962,849
09/01/41	3.602%	6,277,471	6,666,191
12/01/41	3.534%	13,491,668	14,342,143
05/01/42	2.293%	7,090,099	7,341,465
05/01/42	2.323%	10,958,799	11,351,219
06/01/43	2.144%	5,544,052	5,672,784
08/01/43	2.305%	6,207,860	6,371,687
10/01/43	2.334%	5,196,244	5,334,303
10/01/43	2.469%	7,264,346	7,473,385
12/01/43	3.240%	2,652,860	2,775,283
02/01/45	2.750%	3,833,637	3,970,599
04/01/45	2.625%	14,129,619	14,553,119
09/01/45	2.770%	7,882,000	8,120,496
10/01/45	2.957%	2,785,000	2,887,003
CMO Series 1999-T2 Class A1
01/19/39	7.500%	276,530	304,416
CMO Series 2001-W3 Class A
09/25/41	6.849%	115,475	131,888
CMO Series 2003-W1 Class 2A
12/25/42	6.437%	321,674	376,270
Federal National Mortgage Association (a)(b)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
08/01/43	1.977%	$15,425,679	$15,694,452
Federal National Mortgage Association (c)(d)
CMO Series 2001-T8 Class A1
07/25/41	7.500%	—	—
CMO Series 2002-26 Class A2
01/25/48	7.500%	—	—
CMO Series 2002-33 Class A2
06/25/32	7.500%	—	—
CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	—	—
Government National Mortgage Association
08/20/45	4.500%	10,617,100	11,447,904
CMO Series 2001-53 Class PB
11/20/31	6.500%	5,817,893	6,757,930
Total Residential Mortgage-Backed Securities - Agency (Cost: $596,812,650)			$597,462,294

Residential Mortgage-Backed Securities - Non-Agency 1.4%
Federal Home Loan Mortgage Corp. (b)
11/01/45	2.920%	4,040,000	4,139,737
11/01/45	2.960%	4,040,000	4,139,738
JPMorgan Mortgage Trust (a)(e)
CMO Series 2015-1 Class 1A2
12/25/44	2.689%	3,938,544	3,985,786
CMO Series 2015-IVR2 Class A2
01/25/45	2.772%	5,983,576	6,030,278
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $18,295,622)			$18,295,539

Commercial Mortgage-Backed Securities - Agency 2.9%
Federal National Mortgage Association
Series 2011-M2 Class A1
04/25/21	2.019%	3,178,939	3,223,857
Federal National Mortgage Association (a)
Series 2015-M10 Class FA
03/25/19	0.455%	6,832,609	6,821,240
Series 2015-M4 Class FA
09/25/18	0.414%	19,678,406	19,692,456
Series 2015-M8 Class FA
11/25/18	0.373%	6,978,906	6,970,657
Total Commercial Mortgage-Backed Securities - Agency (Cost: $36,669,747)			$36,708,210

Commercial Mortgage-Backed Securities - Non-Agency 4.7%
Commercial Mortgage Trust
Series 2012-LC4 Class A2
12/10/44	2.256%	4,784,598	4,833,152

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2012-LC4 Class A3
12/10/44	3.069%	$7,113,000	$7,405,600
Series 2013-CR6 Class A1
03/10/46	0.719%	2,605,844	2,588,716
DBUBS Mortgage Trust Series 2011-LC2A Class A1 (e)
07/10/44	3.527%	510,605	533,290
GS Mortgage Securities Corp. Trust Series 2010-C2 Class A1 (e)
12/10/43	3.849%	3,080,308	3,107,593
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/45	2.935%	1,846,000	1,910,210
GS Mortgage Securities Trust (e)
Series 2010-C1 Class A1
08/10/43	3.679%	3,579,889	3,705,661
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class A1
02/15/47	1.254%	1,701,888	1,701,783
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5 Class A2
08/15/46	3.149%	1,332,244	1,353,801
Series 2012-CBX Class A3
06/15/45	3.139%	4,992,006	5,109,488
JPMorgan Chase Commercial Mortgage Securities Trust (e)
Series 2010-C1 Class A2
06/15/43	4.608%	4,689,000	4,909,819
Series 2010-C2 Class A2
11/15/43	3.616%	3,990,000	4,133,488
Series 2010-CNTR Class A1
08/05/32	3.300%	1,797,592	1,849,584
Series 2011-C3 Class A2
02/15/46	3.673%	4,657,961	4,726,843
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2
11/15/45	1.868%	5,912,000	5,958,208
Morgan Stanley Capital I Trust
Series 2011-C3 Class A2
07/15/49	3.224%	4,307,685	4,373,502
Morgan Stanley Capital I Trust (e)
Series 2011-C2 Class A3
06/15/44	4.210%	1,251,000	1,336,002
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $60,425,898)			$59,536,740

Asset-Backed Securities - Non-Agency 11.3%
Ally Master Owner Trust Series 2015-2 Class A1 (a)
01/15/21	0.777%	3,861,000	3,857,197
California Republic Auto Receivables Trust
Series 2014-1 Class A4
08/15/19	1.480%	5,681,000	5,707,014
Series 2014-2 Class A3

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
08/15/18	0.910%	$5,571,000	$5,567,111
Series 2014-2 Class A4
12/16/19	1.570%	6,127,000	6,127,453
Series 2014-3 Class A4
03/16/20	1.790%	5,647,000	5,697,335
Series 2015-1 Class A4
09/15/20	1.820%	3,801,000	3,828,156
Capital Auto Receivables Asset Trust
Series 2014-2 Class A4
10/22/18	1.620%	5,674,000	5,712,527
Series 2015-1 Class A4
10/21/19	1.860%	4,466,000	4,486,368
Series 2015-2 Class A2
09/20/18	1.390%	7,631,000	7,603,924
Series 2015-2 Class A3
09/20/19	1.730%	7,631,000	7,677,409
Series 2015-3 Class A3
01/21/20	1.970%	9,594,000	9,654,195
Navient Private Education Loan Trust Series 2014-CTA Class A (a)(e)
09/16/24	0.907%	13,329,825	13,262,880
Nelnet Student Loan Trust (a)
Series 2004-4 Class A5
01/25/37	0.455%	6,813,177	6,640,041
Series 2006-1 Class A5
08/23/27	0.439%	3,186,000	3,091,930
SLC Student Loan Trust (a)
Series 2005-2 Class A3
03/15/27	0.447%	10,323,000	10,043,009
Series 2007-2 Class A2
05/15/28	0.721%	1,786,489	1,765,373
Series 2010-1 Class A
11/25/42	1.204%	3,221,472	3,183,462
SLM Private Education Loan Trust (a)(e)
Series 2010-A Class 1A
05/16/44	3.200%	2,309,407	2,381,493
Series 2010-A Class 2A
05/16/44	3.457%	8,264,290	8,595,763
Series 2011-C Class A2A
10/17/44	3.457%	3,348,000	3,551,793
Series 2014-A Class A2B
01/15/26	1.357%	4,051,000	4,065,903
SLM Student Loan Trust (a)
Series 2005-6 Class A5A
07/27/26	0.405%	2,229,812	2,202,425
Series 2005-6 Class A5B
07/27/26	1.495%	2,847,698	2,861,937
SMB Private Education Loan Trust Series 2015-A Class A1 (a)(e)
07/17/23	0.807%	16,726,083	16,673,755
Total Asset-Backed Securities - Non-Agency (Cost: $144,471,465)			$144,238,453

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 27.2%
U.S. Treasury
06/30/17	0.625%	$79,640,000	$79,689,775
07/15/17	0.875%	11,859,000	11,914,749
07/31/17	0.625%	258,000	258,121
08/31/17	0.625%	22,846,000	22,845,109
09/30/17	0.625%	25,778,000	25,765,910
07/15/18	0.875%	54,458,000	54,449,491
08/15/18	1.000%	81,960,000	82,177,706
09/15/18	1.000%	69,788,000	69,947,954
Total U.S. Treasury Obligations (Cost: $346,390,553)			$347,048,815

U.S. Government & Agency Obligations 4.2%
Federal Home Loan Banks
11/20/15	0.500%	35,000,000	35,013,811
11/23/16	0.625%	18,000,000	18,026,568
Total U.S. Government & Agency Obligations (Cost: $53,030,905)			$53,040,379

Foreign Government Obligations(f) 1.3%
Canada 1.3%
Royal Bank of Canada
10/01/18	2.000%	15,985,000	16,208,630
Total Foreign Government Obligations (Cost: $16,138,669)			$16,208,630

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.169% (g)(h)	31,920,096	$31,920,096
Total Money Market Funds (Cost: $31,920,096)		$31,920,096
Total Investments
(Cost: $1,304,155,605) (i)		$1,304,459,156(j	)
Other Assets & Liabilities, Net		(30,395,987)
Net Assets		$1,274,063,169

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(c)	Represents fractional shares.
(d)	Negligible market value.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $82,849,931 or 6.50% of net assets.

(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	52,620,671	1,754,678,924	(1,775,379,499)	31,920,096	54,988	31,920,096

(i)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $1,304,156,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,318,000
Unrealized Depreciation	(3,015,000)
Net Unrealized Appreciation	$303,000

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Residential Mortgage-Backed Securities - Agency	—	597,462,294	—	597,462,294
Residential Mortgage-Backed Securities - Non-Agency	—	18,295,539	—	18,295,539
Commercial Mortgage-Backed Securities - Agency	—	36,708,210	—	36,708,210
Commercial Mortgage-Backed Securities - Non-Agency	—	59,536,740	—	59,536,740
Asset-Backed Securities - Non-Agency	—	144,238,453	—	144,238,453
U.S. Treasury Obligations	347,048,815	—	—	347,048,815
U.S. Government & Agency Obligations	—	53,040,379	—	53,040,379
Foreign Government Obligations	—	16,208,630	—	16,208,630
Money Market Funds	—	31,920,096	—	31,920,096
Total Investments	347,048,815	957,410,341	—	1,304,459,156

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	52,620,671	52,620,671	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2015